                                          REGISTRATION NOS. 333-52366/811-04001

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 22                     [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 147                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-9414
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.
                                 K&L GATES LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on May 1, 2010 pursuant to paragraph (b) of Rule 485

    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [_] on            pursuant to paragraph (a)(1) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 2009 was filed with the Commission on or about March 15, 2010.


================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
  1.     Cover Page.................................................. Cover Page

  2.     Definitions................................................. Important Terms You Should Know

  3.     Synopsis.................................................... Table of Expenses

  4.     Condensed Financial Information............................. General Information--Performance; General
                                                                        Information--Financial Statements; Accumulation
                                                                        Unit Value Tables

  5.     General Description of Registrant, Depositor, and Portfolio  MetLife; Metropolitan Life Separate Account E; Your
         Companies...................................................   Investment Choices; General Information--Voting
                                                                        Rights

  6.     Deductions and Expenses..................................... Table of Expenses; Deferred Annuities--Charges;
                                                                        Deferred Annuities--Withdrawal Charges; Deferred
                                                                        Annuities--Premium and Other Taxes; Income
                                                                        Options--Charges; General Information--Who
                                                                        Sells the Deferred Annuities; Appendix--Premium
                                                                        Tax Table

  7.     General Description of Variable Annuity Contracts........... Variable Annuities; Classes of the Deferred Annuity;
                                                                        Deferred Annuities--Purchase Payments (Allocation
                                                                        of Purchase Payments and Limits on Purchase
                                                                        Payments); Deferred Annuities--Transfer Privilege;
                                                                        General Information--Administration (Purchase
                                                                        Payments/Confirming Transactions/Transactions by
                                                                        Telephone or Internet/Processing Transactions/
                                                                        Changes to Your Deferred Annuity/When We Can
                                                                        Cancel Your Deferred Annuity)

  8.     Annuity Period.............................................. Important Terms You Should Know; Deferred
                                                                        Annuities--Pay-out Options (or Income Options);
                                                                        Income Payment Types/The Value of Your Income
                                                                        Payments; Optional Benefits--Guaranteed
                                                                        Minimum Income Benefit

  9.     Death Benefit............................................... Deferred Annuities--Death Benefit--Generally; Basic
                                                                        Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values................................ MetLife; Metropolitan Life Separate Account E; Deferred
                                                                        Annuities--Purchase Payments (Allocation of
                                                                        Purchase Payments and Limits on Purchase
                                                                        Payments); The Value of Your Investment; Pay-out
                                                                        Options (or Income Options); Allocation; The Value
                                                                        of Your Income Payments; General Information--
                                                                        Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                                                  PROSPECTUS HEADING
--------                                                                                  ------------------
 11.     Redemptions................................................. Deferred Annuities--Access to Your Money (Systematic
                                                                        Withdrawal Program and Minimum Distribution);
                                                                        Deferred Annuities--Withdrawal Charges (When No
                                                                        Withdrawal Charge Applies); General Information--
                                                                        When We Can Cancel Your Deferred Annuity

 12.     Taxes....................................................... Income Taxes

 13.     Legal Proceedings........................................... Legal Proceedings

 14.     Table of Contents of the                                     Table of Contents of the Statement of Additional
         Statement of Additional Information.........................   Information

 15.     Cover Page.................................................. Cover Page

 16.     Table of Contents........................................... Table of Contents

 17.     General Information and History............................. Not Applicable

 18.     Services.................................................... Independent Registered Public Accounting Firm;
                                                                        Services; Distribution of Certificates and Interests in
                                                                        the Deferred Annuities

 19.     Purchase of Securities Being Offered........................ Not Applicable

 20.     Underwriters................................................ Distribution of Certificates and Interests in the Deferred
                                                                        Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data............................. Advertisement of the Separate Account

 22.     Annuity Payments............................................ Variable Income Payments

 23.     Financial Statements........................................ Financial Statements of the Separate Account; Financial
                                                                        Statements of MetLife

                                                                    MAY 1, 2010


PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------


    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not offered or described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.



                                        AMERICAN FUNDS(R)
AMERICAN FUNDS BOND                         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION  AMERICAN FUNDS GROWTH-INCOME
                                       MET INVESTORS FUND
AMERICAN FUNDS BALANCED ALLOCATION          MET/FRANKLIN MUTUAL SHARES
AMERICAN FUNDS GROWTH ALLOCATION            MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
AMERICAN FUNDS MODERATE ALLOCATION          MET/TEMPLETON GROWTH
BLACKROCK LARGE CAP CORE                    MFS(R) RESEARCH INTERNATIONAL
CLARION GLOBAL REAL ESTATE                  MORGAN STANLEY MID CAP GROWTH
HARRIS OAKMARK INTERNATIONAL                OPPENHEIMER CAPITAL APPRECIATION
INVESCO SMALL CAP GROWTH                    PIMCO INFLATION PROTECTED BOND
JANUS FORTY                                 PIMCO TOTAL RETURN
LAZARD MID CAP                              RCM TECHNOLOGY
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH    SSGA GROWTH AND INCOME ETF
LEGG MASON VALUE EQUITY                     SSGA GROWTH ETF
LORD ABBETT BOND DEBENTURE                  T. ROWE PRICE MID CAP GROWTH
MET/FRANKLIN INCOME
                                        METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK                   METLIFE CONSERVATIVE TO MODERATE ALLOCATION
BARCLAYS CAPITAL AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
BLACKROCK AGGRESSIVE GROWTH                 METLIFE MODERATE ALLOCATION
BLACKROCK BOND INCOME                       METLIFE MODERATE TO AGGRESSIVE ALLOCATION
BLACKROCK DIVERSIFIED                       METLIFE STOCK INDEX
BLACKROCK LARGE CAP VALUE                   MFS(R) TOTAL RETURN
BLACKROCK LEGACY LARGE CAP GROWTH           MFS(R) VALUE
BLACKROCK MONEY MARKET                      MORGAN STANLEY EAFE(R) INDEX
DAVIS VENTURE VALUE                         NEUBERGER BERMAN GENESIS
FI VALUE LEADERS                            NEUBERGER BERMAN MID CAP VALUE
JENNISON GROWTH                             OPPENHEIMER GLOBAL EQUITY
LOOMIS SAYLES SMALL CAP CORE                RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP GROWTH              T. ROWE PRICE LARGE CAP GROWTH
MET/ARTISAN MID CAP VALUE                   T. ROWE PRICE SMALL CAP GROWTH
METLIFE AGGRESSIVE ALLOCATION               WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
METLIFE CONSERVATIVE ALLOCATION             WESTERN ASSET MANAGEMENT U.S. GOVERNMENT

Certain Portfolios have been subject to a name change. Please see Appendix D -- "Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2010. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 139 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS

P.O. Box 10342
Des Moines, IA 50306-0342

(800) 638-7732




 DEFERRED
 ANNUITIES
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
   .  B
   .  Bonus
   .  C
   .  L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS


Important Terms You Should Know.................................................  5
Table of Expenses...............................................................  8
Accumulation Unit Values Tables................................................. 22
MetLife......................................................................... 23
Metropolitan Life Separate Account E............................................ 23
Variable Annuities.............................................................. 23
    Replacement of Annuity Contracts............................................ 24
    The Deferred Annuity........................................................ 24
Classes of the Deferred Annuity................................................. 25
Your Investment Choices......................................................... 28
Deferred Annuities.............................................................. 37
    The Deferred Annuity and Your Retirement Plan............................... 37
    Automated Investment Strategies and Enhanced Dollar Cost Averaging Program.. 37
    Purchase Payments........................................................... 41
        Allocation of Purchase Payments......................................... 42
        Debit Authorizations.................................................... 43
        Limits on Purchase Payments............................................. 43
    The Value of Your Investment................................................ 43
    Transfer Privilege.......................................................... 44
    Access to Your Money........................................................ 46
        Systematic Withdrawal Program........................................... 47
    Charges..................................................................... 48
        Separate Account Charge................................................. 48
        Investment-Related Charge............................................... 49
    Annual Contract Fee......................................................... 49
        Optional Enhanced Death Benefit......................................... 49
        Optional Guaranteed Minimum Income Benefits............................. 49
        Optional Guaranteed Withdrawal Benefits................................. 50
        Optional Guaranteed Minimum Accumulation Benefit........................ 51
    Premium and Other Taxes..................................................... 51
    Withdrawal Charges.......................................................... 51
        When No Withdrawal Charge Applies....................................... 52
    Free Look................................................................... 53
    Death Benefit--Generally.................................................... 54
        Basic Death Benefit..................................................... 56
    Optional Death Benefits..................................................... 58
        Annual Step-Up Death Benefit............................................ 58
        Greater of Annual Step-Up or 5% Annual Increase Death Benefit........... 59
        The Enhanced Death Benefit.............................................. 61
        Earnings Preservation Benefit........................................... 65
    Living Benefits............................................................. 67
        Overview of Living Benefits............................................. 67
           Guaranteed Income Benefits........................................... 68
           Guaranteed Withdrawal Benefits....................................... 83

        Guaranteed Minimum Accumulation Benefit................................. 108
    Pay-Out Options (or Income Options)......................................... 112
        Income Payment Types.................................................... 113
        Allocation.............................................................. 114
        Minimum Size of Your Income Payment..................................... 114
        The Value of Your Income Payments....................................... 114
        Reallocation Privilege.................................................. 115
        Charges................................................................. 116
General Information............................................................. 117
    Administration.............................................................. 117
        Purchase Payments....................................................... 117
        Confirming Transactions................................................. 117
        Processing Transactions................................................. 117
           By Telephone or Internet............................................. 118
           After Your Death..................................................... 118
           Misstatement......................................................... 119
           Third Party Requests................................................. 119
           Valuation--Suspension of Payments.................................... 119
    Advertising Performance..................................................... 119
    Changes to Your Deferred Annuity............................................ 121
    Voting Rights............................................................... 122
    Who Sells the Deferred Annuities............................................ 122
    Financial Statements........................................................ 125
    Your Spouse's Rights........................................................ 125
    When We Can Cancel Your Deferred Annuity.................................... 125
Income Taxes.................................................................... 126
Legal Proceedings............................................................... 138
Table of Contents for the Statement of Additional Information................... 139
Appendix A Premium Tax Table.................................................... 140
Appendix B Accumulation Unit Values For Each Investment Division Tables......... 141
Appendix C Portfolio Legal Names and Marketing Names............................ 163
Appendix D Additional Information Regarding the Portfolios...................... 164



The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the contract owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

GOOD ORDER

A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "you" is the contract owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a beneficiary of a deceased person's Individual Retirement Account contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES


       The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium taxes (See Appendix A) and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.


   Table 1--Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments........................                 None
--------------------------------------------------------------------------------------
Withdrawal Charge (as a percentage of each purchase payment) (1).             Up to 9%
--------------------------------------------------------------------------------------
Transfer Fee (2)................................................. Current Charge: None
--------------------------------------------------------------------------------------
                                                       Maximum Guaranteed Charge: $25
--------------------------------------------------------------------------------------

     The second set of tables describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

   Table 2(a)--Fees Deducted on Each Contract Anniversary

                          Annual Contract Fee (3). $30
                          ----------------------------

   Table 2(b)--Separate Account Charge

     See below for an additional optional death benefit, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from your Account Balance.


Current Annual Separate Account Charge (as a percentage of your average Account Balance) for American Funds Bond,
American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)
                                                                     B CLASS   BONUS CLASS (5)   C CLASS  L CLASS
                          Death Benefit                              -------   ---------------   -------  -------
  Basic Death Benefit...............................................  1.50%         1.95%         1.90%    1.75%
------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Benefit...................................  1.70%         2.15%         2.10%    1.95%
------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount...  1.85%         2.30%         2.25%    2.10%
------------------------------------------------------------------------------------------------------------------
Optional Earnings Preservation Benefit (6)..........................   .25%          .25%          .25%     .25%
------------------------------------------------------------------------------------------------------------------



Current Annual Separate Account Charge (as a percentage of your average Account Balance) for all investment divisions except the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small
Capitalization Divisions (4)
                                                                       B CLASS     BONUS CLASS (6)     C CLASS     L CLASS
                          Death Benefit                                -------     ---------------     -------     -------
  Basic Death Benefit.................................................  1.25%           1.70%           1.65%       1.50%
-----------------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Benefit.....................................  1.45%           1.90%           1.85%       1.70%
-----------------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount.....  1.60%           2.05%           2.00%       1.85%
-----------------------------------------------------------------------------------------------------------------------------
Optional Earnings Preservation Benefit (6)............................   .25%            .25%            .25%        .25%
-----------------------------------------------------------------------------------------------------------------------------

        Table 2(c)--Additional Optional Death Benefits

Enhanced Death Benefit (Prior to Optional Step-Up) (issue age 69 or younger) (7)  0.75% of the Death Benefit Base
------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit (Prior to Optional Step-Up) (issue age 70-75) (7)          0.95% of the Death Benefit
                                                                                  Base
------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit (Maximum upon Optional Step-Up) (7)                        1.50% of the Death Benefit
                                                                                  Base
------------------------------------------------------------------------------------------------------------------

        Table 2(d)--Optional Guaranteed Income Benefits (8)

Guaranteed Minimum Income Benefit Plus II (Prior to Optional Step-Up/Reset) (9)  1.00% of the Income Base
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus I (Prior to Optional Step-Up/Reset) (9)   0.80% of the Income Base
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus II/Guaranteed Minimum Income Benefit      1.50% of the Income Base
Plus I (Maximum upon Optional Step-Up/Reset) (9)
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit II and Guaranteed Minimum Income               0.50% of the Income Base
Benefit I (9)
----------------------------------------------------------------------------------------------------------

        Table 2(e)--Optional Guaranteed Withdrawal Benefits

Lifetime Withdrawal Benefits
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Prior to Automatic    1.25% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Maximum upon          1.60% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Prior to Automatic     1.50% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Maximum upon           1.80% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Prior to Automatic     0.50% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Benefit
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Maximum upon           0.95% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                        Withdrawal Benefit
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Prior to Automatic      0.70% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Maximum upon            1.40% of the Total Guarantee
  Automatic Annual Step-Up) (10)                                                        Withdrawal Benefit Amount
----------------------------------------------------------------------------------------------------------------------
Guaranteed Withdrawal Benefits
----------------------------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit (Prior to Optional Reset) (11)                 0.55% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit (Maximum upon Optional Reset) (11)             1.00% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I (Prior to Optional Reset) (10)                        0.50% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I (Maximum Upon Optional Reset) (10)                    0.95% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------

        Table 2(f)--Optional Guaranteed Asset Accumulation Benefit

     ----------------------------------------------------------------------
     Guaranteed Minimum Accumulation Benefit (12)  0.75% of the Guaranteed
                                                   Accumulation Amount
     ----------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. All of the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 and the American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation Portfolios of the Met Investors Fund, which are Class C. Certain Portfolios may impose a redemption fee in the future. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732.


        Table 3--Portfolio Operating Expenses


                                                                       Minimum              Maximum
                                                          --------------------------------  -------
                                                          (Does not take into consideration
                                                          any American Funds(R) Portfolio,
                                                          for which an additional separate
                                                          account charge applies.)
---------------------------------------------------------------------------------------------------
Total Annual Metropolitan Fund, Met Investors Fund and
American Funds(R) Operating Expenses for the fiscal year
ending December 31, 2009 (expenses that are deducted
from these Fund's assets include management fees,
distribution fees (12b-1 fees) and other expenses).                     0.53%                1.60%
---------------------------------------------------------------------------------------------------


  Notes

/1/ A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

         IF WITHDRAWN DURING YEAR  B CLASS BONUS CLASS C CLASS L CLASS
         ------------------------  ------- ----------- ------- -------
               1..................    7%        9%      None      7%
         -------------------------------------------------------------
               2..................    6%        8%                6%
         -------------------------------------------------------------
               3..................    6%        8%                5%
         -------------------------------------------------------------
               4..................    5%        7%                0%
         -------------------------------------------------------------
               5..................    4%        6%                0%
         -------------------------------------------------------------
               6..................    3%        4%                0%
         -------------------------------------------------------------
               7..................    2%        3%                0%
         -------------------------------------------------------------
               Thereafter.........    0%        0%                0%
         -------------------------------------------------------------

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.


/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in any such investment divisions as shown in the table labeled "Current Separate Account Charge for the American Funds Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.

    We are waiving 0.08% of the Separate Account charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.

/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen. You pay the Separate Account charge designated under the appropriate class for the Basic Death Benefit, the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.


/7/ The charge for the Enhanced Death Benefit is a percentage of your Death
    Benefit Base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. Different charges for the Enhanced Death Benefit and the Enhanced Death Benefit purchased with the Guaranteed Minimum Income Benefit Plus II were in effect prior to May 4, 2009 and February 24, 2009. The Enhanced Death Benefit charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up.


/8/ You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum
    Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit
    Plus II.


/9/ For Contracts issued in New York State only, the Guaranteed Minimum Income
    Benefit Plus II charge (prior to Optional Step-Up/Reset) is 0.95%. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. Different charges for the Guaranteed Minimum Income Benefit Plus I were in effect prior to February 26, 2007 and May 1, 2005. Different charges for the Guaranteed Minimum Income Benefit Plus II were in effect prior to February 24, 2009 and May 1, 2005. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed income benefit riders are no longer available for sale. (See Guaranteed Income Benefits for more information.)


/10/The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
    Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. Different charges for the Lifetime Withdrawal Guarantee Benefit II were in effect prior to February 24, 2009. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed withdrawal benefit riders are no longer available for sale. (See Guaranteed Withdrawal Benefits for more information.)


/11/The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once you are in the pay-out phase of your Contract or after your rider terminates. (See Guaranteed Minimum Accumulation Benefit for more information.)

Table 4-- Portfolio Fees and Expenses as of December 31, 2009 (unless otherwise noted)

(as a percentage of average daily net assets)


  AMERICAN FUNDS(R)--CLASS 2
                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
--------------------------------------------------------------------------------------------------------------
American Funds Bond Fund......    0.38%       0.25%      0.01%     --       0.64%         --           0.64%
American Funds Global Small
  Capitalization Fund.........    0.72%       0.25%      0.04%     --       1.01%         --           1.01%
American Funds Growth Fund....    0.33%       0.25%      0.02%     --       0.60%         --           0.60%
American Funds Growth-Income
  Fund........................    0.28%       0.25%      0.01%     --       0.54%         --           0.54%
                                                                                    --------------------------



  MET INVESTORS FUND
                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
---------------------------------------------------------------------------------------------------------------
American Funds Balanced
  Allocation Portfolio --
  Class C.....................    0.08%       0.55%      0.02%    0.38%     1.03%          --          1.03%/1/
American Funds Growth
  Allocation Portfolio --
  Class C.....................    0.08%       0.55%      0.02%    0.37%     1.02%          --          1.02%/1/
American Funds Moderate
  Allocation Portfolio --
  Class C.....................    0.09%       0.55%      0.03%    0.39%     1.06%        0.02%         1.04%/2/
BlackRock Large Cap Core
  Portfolio -- Class B........    0.59%       0.25%      0.06%      --      0.90%          --          0.90%
Clarion Global Real Estate
  Portfolio -- Class B........    0.64%       0.25%      0.09%      --      0.98%          --          0.98%
Harris Oakmark International
  Portfolio -- Class B........    0.79%       0.25%      0.05%      --      1.09%          --          1.09%
Invesco Small Cap Growth
  Portfolio -- Class B........    0.86%       0.25%      0.04%      --      1.15%          --          1.15%
Janus Forty Portfolio --
  Class B.....................    0.64%       0.25%      0.04%      --      0.93%          --          0.93%
Lazard Mid Cap Portfolio --
  Class B.....................    0.70%       0.25%      0.04%      --      0.99%          --          0.99%
Legg Mason ClearBridge
  Aggressive Growth Portfolio
  -- Class B..................    0.64%       0.25%      0.03%      --      0.92%          --          0.92%
Legg Mason Value Equity
  Portfolio -- Class B........    0.64%       0.25%      0.07%      --      0.96%          --          0.96%
Lord Abbett Bond Debenture
  Portfolio -- Class B........    0.51%       0.25%      0.04%      --      0.80%          --          0.80%
Met/Franklin Income Portfolio
  -- Class B..................    0.79%       0.25%      0.14%      --      1.18%          --          1.18%
Met/Franklin Mutual Shares
  Portfolio -- Class B........    0.80%       0.25%      0.10%      --      1.15%          --          1.15%
Met/Franklin Templeton
  Founding Strategy Portfolio
  -- Class B..................    0.05%       0.25%      0.03%    0.84%     1.17%        0.03%         1.14%/3/
Met/Templeton Growth
  Portfolio -- Class B........    0.69%       0.25%      0.18%      --      1.12%        0.07%         1.05%/4/
MFS(R) Research International
  Portfolio -- Class B........    0.71%       0.25%      0.10%      --      1.06%          --          1.06%
Morgan Stanley Mid Cap Growth
  Portfolio -- Class B........    0.70%       0.25%      0.20%      --      1.15%          --          1.15%
Oppenheimer Capital
  Appreciation Portfolio --
  Class B.....................    0.60%       0.25%      0.07%      --      0.92%          --          0.92%
PIMCO Inflation Protected
  Bond Portfolio -- Class B...    0.48%       0.25%      0.05%      --      0.78%          --          0.78%
PIMCO Total Return Portfolio
  -- Class B..................    0.48%       0.25%      0.04%      --      0.77%          --          0.77%
RCM Technology Portfolio --
  Class B.....................    0.88%       0.25%      0.08%      --      1.21%          --          1.21%
SSgA Growth and Income ETF
  Portfolio -- Class B........    0.33%       0.25%      0.07%    0.21%     0.86%        0.03%         0.83%/5/
SSgA Growth ETF Portfolio --
  Class B.....................    0.33%       0.25%      0.10%    0.22%     0.90%        0.03%         0.87%/6/
T. Rowe Price Mid Cap Growth
  Portfolio -- Class B........    0.75%       0.25%      0.04%      --      1.04%          --          1.04%
                                                                                    ---------------------------

  METROPOLITAN FUND--CLASS B
                                                                                     ----------------------------
                                           DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                   FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
-----------------------------------------------------------------------------------------------------------------
Artio International Stock
  Portfolio....................    0.83%       0.25%      0.13%    0.03%     1.24%        0.03%         1.21%/7/
Barclays Capital Aggregate
  Bond Index Portfolio.........    0.25%       0.25%      0.05%      --      0.55%        0.01%         0.54%/8/
BlackRock Aggressive Growth
  Portfolio....................    0.73%       0.25%      0.06%      --      1.04%          --          1.04%
BlackRock Bond Income
  Portfolio....................    0.38%       0.25%      0.05%      --      0.68%        0.03%         0.65%/9/
BlackRock Diversified
  Portfolio....................    0.46%       0.25%      0.06%      --      0.77%          --          0.77%
BlackRock Large Cap Value
  Portfolio....................    0.64%       0.25%      0.03%      --      0.92%          --          0.92%
BlackRock Legacy Large Cap
  Growth Portfolio.............    0.73%       0.25%      0.10%      --      1.08%        0.01%         1.07%/10/
BlackRock Money Market
  Portfolio....................    0.32%       0.25%      0.02%      --      0.59%        0.01%         0.58%/11/
Davis Venture Value Portfolio..    0.71%       0.25%      0.03%      --      0.99%        0.05%         0.94%/12/
FI Value Leaders Portfolio.....    0.67%       0.25%      0.10%      --      1.02%          --          1.02%
Jennison Growth Portfolio......    0.62%       0.25%      0.04%      --      0.91%        0.04%         0.87%/13/
Loomis Sayles Small Cap Core
  Portfolio....................    0.90%       0.25%      0.09%      --      1.24%        0.05%         1.19%/14/
Loomis Sayles Small Cap
  Growth Portfolio.............    0.90%       0.25%      0.45%      --      1.60%        0.05%         1.55%/15/
Met/Artisan Mid Cap Value
  Portfolio....................    0.82%       0.25%      0.05%      --      1.12%          --          1.12%/16/
MetLife Aggressive Allocation
  Portfolio....................    0.10%       0.25%      0.04%    0.74%     1.13%        0.04%         1.09%/17/
MetLife Conservative
  Allocation Portfolio.........    0.10%       0.25%      0.02%    0.58%     0.95%        0.02%         0.93%/17/
MetLife Conservative to
  Moderate Allocation
  Portfolio....................    0.09%       0.25%      0.01%    0.63%     0.98%          --          0.98%/18/
MetLife Mid Cap Stock Index
  Portfolio....................    0.25%       0.25%      0.10%    0.01%     0.61%        0.01%         0.60%/8/
MetLife Moderate Allocation
  Portfolio....................    0.07%       0.25%        --     0.67%     0.99%          --          0.99%/18/
MetLife Moderate to
  Aggressive Allocation
  Portfolio....................    0.07%       0.25%        --     0.71%     1.03%          --          1.03%/18/
MetLife Stock Index Portfolio..    0.25%       0.25%      0.03%      --      0.53%        0.01%         0.52%/8/
MFS(R) Total Return Portfolio..    0.54%       0.25%      0.06%      --      0.85%          --          0.85%
MFS(R) Value Portfolio.........    0.71%       0.25%      0.03%      --      0.99%        0.08%         0.91%/19/
Morgan Stanley EAFE(R) Index
  Portfolio....................    0.30%       0.25%      0.14%    0.01%     0.70%        0.01%         0.69%/20/
Neuberger Berman Genesis
  Portfolio....................    0.85%       0.25%      0.09%      --      1.19%        0.03%         1.16%/21/
Neuberger Berman Mid Cap
  Value Portfolio..............    0.65%       0.25%      0.07%      --      0.97%          --          0.97%
Oppenheimer Global Equity
  Portfolio....................    0.53%       0.25%      0.11%      --      0.89%          --          0.89%
Russell 2000(R) Index
  Portfolio....................    0.25%       0.25%      0.10%      --      0.60%        0.01%         0.59%/8/
T. Rowe Price Large Cap
  Growth Portfolio.............    0.60%       0.25%      0.07%      --      0.92%          --          0.92%
T. Rowe Price Small Cap
  Growth Portfolio.............    0.51%       0.25%      0.11%      --      0.87%          --          0.87%
Western Asset Management
  Strategic Bond
  Opportunities Portfolio......    0.62%       0.25%      0.07%      --      0.94%        0.04%         0.90%/22/
Western Asset Management U.S.
  Government Portfolio.........    0.48%       0.25%      0.04%      --      0.77%        0.01%         0.76%/23/
                                                                                     ----------------------------

  * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

  **Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

------------------------------------------------------------------------------

/1/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended
    December 31, 2009.

/2/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended
    December 31, 2009. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.

/3/ The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.

/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.

/5/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.

/6/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.

/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.

/10/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.

/11/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.

 /12/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.

/13/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

/14/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.

/15/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million.

/16/Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.

/17/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.

/18/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

/19/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

/20/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.

/21/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.

/22/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.

/23/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.



  EXAMPLES
  These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, annual contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.

  Examples 1 through 4 assume you purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Deferred Annuity with the B Class; Example 2 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 3 relates to the purchase of the Deferred Annuity with the C Class; and Example 4 relates to the purchase of the Deferred Annuity with the L Class. Examples 5 through 8 assume you purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 5 relates to the purchase of the Deferred Annuity with the B Class; Example 6 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 7 relates to the purchase of the Deferred Annuity with the C Class; and Example 8 relates to the purchase of the Deferred Annuity with the L Class.

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the B Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit

  You fully surrender your Contract, with applicable withdrawal charges deducted.


                                       1      3      5     10
                                      YEAR  YEARS  YEARS  YEARS
                ------------------------------------------------
                Maximum............. $1,382 $2,613 $3,860 $7,230
                Minimum............. $1,276 $2,309 $3,379 $6,413


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).


                                       1     3      5     10
                                      YEAR YEARS  YEARS  YEARS
                 ----------------------------------------------
                 Maximum............. $682 $2,073 $3,500 $7,230
                 Minimum............. $576 $1,769 $3,019 $6,413

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the Bonus Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,627 $2,918 $4,234 $7,544
Minimum........................................... $1,521 $2,618 $3,765 $6,769


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $727 $2,198 $3,694 $7,544
Minimum........................................... $621 $1,898 $3,225 $6,769

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the C Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit


  You surrender your Contract, you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $727 $2,198 $3,694 $7,544
Minimum........................................... $621 $1,898 $3,225 $6,769

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the L Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit

  You fully surrender your Contract with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,407 $2,593 $3,608 $7,407
Minimum........................................... $1,301 $2,291 $3,134 $6,613


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $707 $2,143 $3,608 $7,407
Minimum........................................... $601 $1,841 $3,134 $6,613

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  you select the B Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,018 $1,510 $2,005 $3,439
 Minimum........................................... $  911 $1,191 $1,476 $2,400


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $318 $970  $1,645 $3,439
  Minimum........................................... $211 $651  $1,116 $2,400


  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the Bonus Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,262 $1,821 $2,399 $3,840
 Minimum........................................... $1,156 $1,506 $1,882 $2,852


  You do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $362 $1,101 $1,859 $3,840
  Minimum........................................... $256 $  786 $1,342 $2,852

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the C Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return


  You surrender your contract, you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges apply to the C Class).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $362 $1,101 $1,859 $3,840
  Minimum........................................... $256 $  786 $1,342 $2,852


  Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the L Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,043 $1,493 $1,764 $3,664
 Minimum........................................... $  936 $1,176 $1,242 $2,654


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $343 $1,043 $1,764 $3,664
  Minimum........................................... $236 $  726 $1,242 $2,654

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix B.

METLIFE


       etropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, employee benefits and financial services with operations throughout the United
States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. MetLife, Inc. has operations throughout the United States and the regions of Latin America, Asia Pacific and Europe, Middle East and India.


METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.


The Deferred Annuities have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract owners. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The variable pay-out options under the Deferred

Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the withdrawal charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES: Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both annuities carefully. If you exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.


Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits -- Guaranteed Withdrawal Benefits").

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

..   an Enhanced Death Benefit;

..   an Earnings Preservation Benefit;

..   Guaranteed Minimum Income Benefits;

..   Guaranteed Withdrawal Benefits; and

..   a Guaranteed Minimum Accumulation Benefit.

You may not have a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit Plus II. Not all optional benefits are currently available for sale.


We may restrict the investment choices available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.


Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.70% to 1.85%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint contract owners, the age of the oldest joint contract owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.15% to 2.30%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.40% to 2.55%. After you have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds investment division). After you have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.70% to 1.85%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
        Contract Year          charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
        Contract Year          charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The break-even point is when the Account Balance of a Bonus Class Contract will equal the Account Balance of a B Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in a B Class Contract.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds investment division) and no withdrawal charge. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.10% to 2.25%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund, Class B of the Met Investors Fund (except for the American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation Portfolios which are Class
C), and Class 2 of the American Funds(R), each impose a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.


METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS


The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A Contract owner who chooses to invest directly in the underlying Portfolios would not however, receive asset allocation services provided by MetLife Advisers, LLC.


MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) Portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) Portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.


The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



                                                                                          INVESTMENT MANAGER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                      SUB-INVESTMENT MANAGER
                                                   AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND       SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS    CAPITAL RESEARCH AND MANAGEMENT COMPANY
                               CONSISTENT WITH THE PRESERVATION OF CAPITAL.
AMERICAN FUNDS GLOBAL SMALL    SEEKS LONG-TERM GROWTH OF CAPITAL.               CAPITAL RESEARCH AND MANAGEMENT COMPANY
CAPITALIZATION FUND
AMERICAN FUNDS GROWTH FUND     SEEKS GROWTH OF INCOME.                          CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME   SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME.    CAPITAL RESEARCH AND MANAGEMENT COMPANY
FUND
                                                   MET INVESTORS FUND
AMERICAN FUNDS BALANCED        SEEKS A BALANCE BETWEEN A HIGH LEVEL OF          METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           CURRENT INCOME AND GROWTH OF CAPITAL, WITH A     SUB-INVESTMENT MANAGER: METLIFE
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.           ADVISERS, LLC
AMERICAN FUNDS GROWTH          SEEKS GROWTH OF CAPITAL.                         METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO                                                            SUB-INVESTMENT MANAGER: METLIFE
                                                                                ADVISERS, LLC
AMERICAN FUNDS MODERATE        SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME  METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           AND GROWTH OF CAPITAL, WITH A GREATER            SUB-INVESTMENT MANAGER: METLIFE
                               EMPHASIS ON INCOME.                              ADVISERS, LLC
BLACKROCK LARGE CAP CORE       SEEKS LONG-TERM CAPITAL GROWTH.                  METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                ADVISORS, LLC
CLARION GLOBAL REAL ESTATE     SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL    METLIFE ADVISERS, LLC
PORTFOLIO                      ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL      SUB-INVESTMENT MANAGER: ING CLARION REAL
                               APPRECIATION AND CURRENT INCOME.                 ESTATE SECURITIES LLC
HARRIS OAKMARK INTERNATIONAL   SEEKS LONG-TERM CAPITAL APPRECIATION.            METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: HARRIS
                                                                                ASSOCIATES L.P.
INVESCO SMALL CAP GROWTH       SEEKS LONG-TERM GROWTH OF CAPITAL.               METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: INVESCO
                                                                                ADVISERS, INC.
JANUS FORTY PORTFOLIO          SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
                                                                                SUB-INVESTMENT MANAGER: JANUS CAPITAL
                                                                                MANAGEMENT LLC
LAZARD MID CAP PORTFOLIO       SEEKS LONG-TERM GROWTH OF CAPITAL.               METLIFE ADVISERS, LLC
                                                                                SUB-INVESTMENT MANAGER: LAZARD ASSET
                                                                                MANAGEMENT LLC


PORTFOLIO                                        INVESTMENT OBJECTIVE
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH         SEEKS CAPITAL APPRECIATION.
PORTFOLIO

LEGG MASON VALUE EQUITY PORTFOLIO                SEEKS LONG-TERM GROWTH OF CAPITAL.


LORD ABBETT BOND DEBENTURE PORTFOLIO             SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY
                                                 FOR CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL
                                                 RETURN.
MET/FRANKLIN INCOME PORTFOLIO                    SEEKS TO MAXIMIZE INCOME WHILE MAINTAINING
                                                 PROSPECTS FOR CAPITAL APPRECIATION.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO             SEEKS CAPITAL APPRECIATION, WHICH MAY
                                                 OCCASIONALLY BE SHORT-TERM. THE PORTFOLIO'S
                                                 SECONDARY INVESTMENT OBJECTIVE IS INCOME.
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY         SEEKS CAPITAL APPRECIATION AND SECONDARILY
PORTFOLIO                                        SEEKS INCOME.

MET/TEMPLETON GROWTH PORTFOLIO                   SEEKS LONG-TERM CAPITAL GROWTH.


MFS(R) RESEARCH INTERNATIONAL PORTFOLIO          SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO          SEEKS CAPITAL APPRECIATION.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO       SEEKS CAPITAL APPRECIATION.


PIMCO INFLATION PROTECTED BOND PORTFOLIO         SEEKS MAXIMUM REAL RETURN, CONSISTENT WITH
                                                 PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT
                                                 MANAGEMENT.
PIMCO TOTAL RETURN PORTFOLIO                     SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH
                                                 THE PRESERVATION OF CAPITAL AND PRUDENT
                                                 INVESTMENT MANAGEMENT.
RCM TECHNOLOGY PORTFOLIO                         SEEKS CAPITAL APPRECIATION; NO CONSIDERATION IS
                                                 GIVEN TO INCOME.

SSGA GROWTH AND INCOME ETF PORTFOLIO             SEEKS GROWTH OF CAPITAL AND INCOME.


SSGA GROWTH ETF PORTFOLIO                        SEEKS GROWTH OF CAPITAL.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO           SEEKS LONG-TERM GROWTH OF CAPITAL.


                                                              METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK PORTFOLIO              SEEKS LONG-TERM GROWTH OF CAPITAL.


BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO  SEEKS TO EQUAL THE PERFORMANCE OF THE
                                                 BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX.



                                                            INVESTMENT MANAGER/
PORTFOLIO                                                  SUB-INVESTMENT MANAGER
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH         METLIFE ADVISERS, LLC
PORTFOLIO                                        SUB-INVESTMENT MANAGER: CLEARBRIDGE
                                                 ADVISORS, LLC
LEGG MASON VALUE EQUITY PORTFOLIO                METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: LEGG MASON CAPITAL
                                                 MANAGEMENT, INC.
LORD ABBETT BOND DEBENTURE PORTFOLIO             METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER:
                                                 LORD, ABBETT & CO. LLC
MET/FRANKLIN INCOME PORTFOLIO                    METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: FRANKLIN
                                                 ADVISERS, INC.
MET/FRANKLIN MUTUAL SHARES PORTFOLIO             METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: FRANKLIN MUTUAL
                                                 ADVISERS, LLC
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY         METLIFE ADVISERS, LLC
PORTFOLIO                                        SUB-INVESTMENT MANAGER: METLIFE
                                                 ADVISERS, LLC
MET/TEMPLETON GROWTH PORTFOLIO                   METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: TEMPLETON GLOBAL
                                                 ADVISORS LIMITED
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO          METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                 FINANCIAL SERVICES COMPANY
MORGAN STANLEY MID CAP GROWTH PORTFOLIO          METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: MORGAN STANLEY
                                                 INVESTMENT MANAGEMENT INC.
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO       METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER:
                                                 OPPENHEIMERFUNDS, INC.
PIMCO INFLATION PROTECTED BOND PORTFOLIO         METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                                 MANAGEMENT COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO                     METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                                 MANAGEMENT COMPANY LLC
RCM TECHNOLOGY PORTFOLIO                         METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: RCM CAPITAL
                                                 MANAGEMENT LLC
SSGA GROWTH AND INCOME ETF PORTFOLIO             METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                 MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO                        METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                 MANAGEMENT, INC.
T. ROWE PRICE MID CAP GROWTH PORTFOLIO           METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                 ASSOCIATES, INC.
                                                              METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK PORTFOLIO              METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: ARTIO GLOBAL
                                                 MANAGEMENT, LLC
BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO  METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                 ADVISORS COMPANY, LLC


PORTFOLIO                                    INVESTMENT OBJECTIVE
BLACKROCK AGGRESSIVE GROWTH PORTFOLIO        SEEKS MAXIMUM CAPITAL APPRECIATION.


BLACKROCK BOND INCOME PORTFOLIO              SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY
                                             FROM INVESTING IN FIXED-INCOME SECURITIES.

BLACKROCK DIVERSIFIED PORTFOLIO              SEEKS HIGH TOTAL RETURN WHILE ATTEMPTING TO
                                             LIMIT INVESTMENT RISK AND PRESERVE CAPITAL.

BLACKROCK LARGE CAP VALUE PORTFOLIO          SEEKS LONG-TERM GROWTH OF CAPITAL.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL.


BLACKROCK MONEY MARKET PORTFOLIO             SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT
                                             WITH PRESERVATION OF CAPITAL.

DAVIS VENTURE VALUE PORTFOLIO                SEEKS GROWTH OF CAPITAL.


FIDELITY VALUE LEADERS PORTFOLIO             SEEKS LONG-TERM GROWTH OF CAPITAL.


JENNISON GROWTH PORTFOLIO                    SEEKS LONG-TERM GROWTH OF CAPITAL.


LOOMIS SAYLES SMALL CAP CORE PORTFOLIO       SEEKS LONG-TERM CAPITAL GROWTH FROM
                                             INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY
                                             SECURITIES.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO     SEEKS LONG-TERM CAPITAL GROWTH.


MET/ARTISAN MID CAP VALUE PORTFOLIO          SEEKS LONG-TERM CAPITAL GROWTH.


METLIFE AGGRESSIVE ALLOCATION PORTFOLIO      SEEKS GROWTH OF CAPITAL.
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO    SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH
                                             GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
METLIFE CONSERVATIVE TO MODERATE ALLOCATION  SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME
PORTFOLIO                                    AND GROWTH OF CAPITAL, WITH A GREATER
                                             EMPHASIS ON INCOME.
METLIFE MID CAP STOCK INDEX PORTFOLIO        SEEKS TO EQUAL THE PERFORMANCE OF THE
                                             STANDARD & POOR'S MIDCAP 400(R) COMPOSITE
                                             STOCK PRICE INDEX.
METLIFE MODERATE ALLOCATION PORTFOLIO        SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                             CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                             GREATER EMPHASIS ON GROWTH OF CAPITAL.
METLIFE MODERATE TO AGGRESSIVE ALLOCATION    SEEKS GROWTH OF CAPITAL.
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                SEEKS TO EQUAL THE PERFORMANCE OF THE
                                             STANDARD & POOR'S 500(R) COMPOSITE STOCK
                                             PRICE INDEX.
MFS(R) TOTAL RETURN PORTFOLIO                SEEKS A FAVORABLE TOTAL RETURN THROUGH
                                             INVESTMENT IN A DIVERSIFIED PORTFOLIO.



                                                        INVESTMENT MANAGER/
PORTFOLIO                                              SUB-INVESTMENT MANAGER
BLACKROCK AGGRESSIVE GROWTH PORTFOLIO        METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK BOND INCOME PORTFOLIO              METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK DIVERSIFIED PORTFOLIO              METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK LARGE CAP VALUE PORTFOLIO          METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK MONEY MARKET PORTFOLIO             METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
DAVIS VENTURE VALUE PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: DAVIS SELECTED
                                             ADVISERS, L.P.
FIDELITY VALUE LEADERS PORTFOLIO             METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                             ADVISORS, LLC
JENNISON GROWTH PORTFOLIO                    METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: JENNISON
                                             ASSOCIATES LLC
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO       METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                             COMPANY, L.P.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO     METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                             COMPANY, L.P.
MET/ARTISAN MID CAP VALUE PORTFOLIO          METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: ARTISAN PARTNERS
                                             LIMITED PARTNERSHIP
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO      METLIFE ADVISERS, LLC
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO    METLIFE ADVISERS, LLC

METLIFE CONSERVATIVE TO MODERATE ALLOCATION  METLIFE ADVISERS, LLC
PORTFOLIO

METLIFE MID CAP STOCK INDEX PORTFOLIO        METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                             ADVISORS COMPANY, LLC
METLIFE MODERATE ALLOCATION PORTFOLIO        METLIFE ADVISERS, LLC


METLIFE MODERATE TO AGGRESSIVE ALLOCATION    METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                             ADVISORS COMPANY, LLC
MFS(R) TOTAL RETURN PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                             FINANCIAL SERVICES COMPANY


PORTFOLIO                                 INVESTMENT OBJECTIVE
MFS(R) VALUE PORTFOLIO                    SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY EAFE(R) INDEX PORTFOLIO    SEEKS TO EQUAL THE PERFORMANCE OF THE MSCI
                                          EAFE(R) INDEX.

NEUBERGER BERMAN GENESIS PORTFOLIO        SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY
                                          OF CAPITAL APPRECIATION.

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO  SEEKS CAPITAL GROWTH.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO       SEEKS CAPITAL APPRECIATION.


RUSSELL 2000(R) INDEX PORTFOLIO           SEEKS TO EQUAL THE PERFORMANCE OF THE RUSSELL
                                          2000(R) INDEX.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL AND,
                                          SECONDARILY, DIVIDEND INCOME.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.


WESTERN ASSET MANAGEMENT STRATEGIC BOND   SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH
OPPORTUNITIES PORTFOLIO                   PRESERVATION OF CAPITAL.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH
PORTFOLIO                                 PRESERVATION OF CAPITAL AND MAINTENANCE OF
                                          LIQUIDITY.


                                                     INVESTMENT MANAGER/
PORTFOLIO                                           SUB-INVESTMENT MANAGER
MFS(R) VALUE PORTFOLIO                    METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                          FINANCIAL SERVICES COMPANY
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO    METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                          ADVISORS COMPANY, LLC
NEUBERGER BERMAN GENESIS PORTFOLIO        METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: NEUBERGER
                                          BERMAN MANAGEMENT LLC
NEUBERGER BERMAN MID CAP VALUE PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: NEUBERGER
                                          BERMAN MANAGEMENT LLC
OPPENHEIMER GLOBAL EQUITY PORTFOLIO       METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER:
                                          OPPENHEIMERFUNDS, INC.
RUSSELL 2000(R) INDEX PORTFOLIO           METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                          ADVISORS COMPANY, LLC
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                          ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                          ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT STRATEGIC BOND   METLIFE ADVISERS, LLC
OPPORTUNITIES PORTFOLIO                   SUB-INVESTMENT MANAGER: WESTERN ASSET
                                          MANAGEMENT COMPANY
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  METLIFE ADVISERS, LLC
PORTFOLIO                                 SUB-INVESTMENT MANAGER: WESTERN ASSET
                                          MANAGEMENT COMPANY




Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, the Guaranteed Minimum Income Benefit II, the Guaranteed Minimum Income Benefit Plus I, the Guaranteed Minimum Income Benefit Plus II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit, the Lifetime Withdrawal Guarantee Benefit I, the Lifetime Withdrawal Guarantee Benefit II or the Enhanced Death Benefit. Your investment choices may be limited because:

..   We have restricted the available investment divisions.

..   Some of the investment divisions are not approved in your state.

..   Your employer, association or other group contract owner limits the available investment divisions.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN BENEFITS


If you elect the Lifetime Withdrawal Guarantee Benefit II, the Guaranteed Minimum Income Benefit Plus II or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) (the "(B) Investment Allocation Restrictions") below. Certain Index Selector models are also available under Option A (See "Automated Investment Strategies").


(A)You must allocate:

  . 100% of your purchase payments or Account Balance to the Fixed Account, BlackRock Money Market Investment Division (where available), American Funds Balanced Allocation Investment Division, American Funds Moderate

     Allocation Investment Division, the MetLife Conservative Allocation
      Investment Division, MetLife Conservative to Moderate Allocation Investment Division, MetLife Moderate Allocation Investment Division, and/or SSgA Growth and Income ETF Investment Division;

   OR

(B)You must allocate:

  . AT LEAST 30% of purchase payments or Account Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Money Market Investment Division (where available);

  . UP TO 70% of purchase payments or Account Balance to Platform 2 investment choices;

  . UP TO 15% of purchase payments or Account Balance to Platform 3 investment choices; and

  . UP TO 15% of purchase payments or Account Balance to Platform 4 investment choices.


SUBSEQUENT PURCHASE PAYMENTS

Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Balance will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Account Balance will be immediately allocated according to the most recently provided allocation instructions.

EXAMPLE:

Your Account Balance is $100,000 and you have allocated 70% to the American Funds Growth Investment Division and 30% to the PIMCO Total Return Investment Division using Option B. You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Investment Division. As a result, your entire Account Balance of $105,000 will then be reallocated to the BlackRock Bond Income Investment Division.


The investment choices in each platform are as follows:


PLATFORM 1      INVESTMENT CHOICES
                AMERICAN FUNDS BOND
                BARCLAYS CAPITAL AGGREGATE BOND INDEX
                BLACKROCK BOND INCOME
                PIMCO INFLATION PROTECTION BOND
                PIMCO TOTAL RETURN
                WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
PLATFORM 2
                AMERICAN FUNDS GROWTH                     LORD ABBETT BOND DEBENTURE
                AMERICAN FUNDS GROWTH-INCOME              MET/FRANKLIN INCOME
                ARTIO INTERNATIONAL STOCK                 MET/FRANKLIN MUTUAL SHARES
                BLACKROCK DIVERSIFIED                     MET/TEMPLETON GROWTH
                BLACKROCK LARGE CAP CORE                  METLIFE STOCK INDEX
                BLACKROCK LARGE CAP VALUE                 MFS(R) RESEARCH INTERNATIONAL
                BLACKROCK LEGACY LARGE CAP GROWTH         MFS(R) TOTAL RETURN
                DAVIS VENTURE VALUE                       MFS(R) VALUE
                FI VALUE LEADERS                          MORGAN STANLEY EAFE(R) INDEX
                HARRIS OAKMARK INTERNATIONAL              OPPENHEIMER CAPITAL APPRECIATION
                JANUS FORTY                               OPPENHEIMER GLOBAL EQUITY
                JENNISON GROWTH                           T. ROWE PRICE LARGE CAP GROWTH
                LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH  WESTERN ASSET MANAGEMENT STRATEGIC BOND
                LEGG MASON VALUE EQUITY                   OPPORTUNITIES

         PLATFORM 3      INVESTMENT CHOICES
                         BLACKROCK AGGRESSIVE GROWTH
                         LAZARD MID CAP
                         MET/ARTISAN MID CAP VALUE
                         METLIFE MID CAP STOCK INDEX
                         MORGAN STANLEY MID CAP GROWTH
                         NEUBERGER BERMAN MID CAP VALUE
                         T. ROWE PRICE MID CAP GROWTH
         PLATFORM 4
                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                         CLARION GLOBAL REAL ESTATE
                         LOOMIS SAYLES SMALL CAP CORE
                         LOOMIS SAYLES SMALL CAP GROWTH
                         INVESCO SMALL CAP GROWTH
                         NEUBERGER BERMAN GENESIS
                         RUSSELL 2000(R) INDEX
                         RCM TECHNOLOGY
                         T. ROWE PRICE SMALL CAP GROWTH


The Enhanced Dollar Cost Averaging Program is available in either (A) or (B).

For Contracts for which applications and necessary information are received at your Administrative Office prior to May 4, 2009, the following investment divisions are also available under Option (A): American Funds Growth Allocation Investment Division, Met /Franklin Templeton Founding Strategy Investment Division, MetLife Moderate to Aggressive Allocation Investment Division and the SSgA Growth ETF Investment Division. In addition, the following investment allocation restrictions apply under Option (B): you must allocate at least 15% of purchase payments or Account Balance to Platform 1 investment choices and/or the Fixed Account and the BlackRock Money Market Investment Division (where available) and you may allocate up to 85% of purchase payments or Account Balance to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).

ENHANCED DOLLAR COST AVERAGING PROGRAM.  If you choose to allocate according to
(B) above, and you choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, you must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if you made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same investment divisions as your most recent allocations for purchase payments.

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your Contract in the event you make a new purchase payment or request a transfer among investment choices. We will provide you with prior written notice of any changes in classification of investment choices.

REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.

ADDITIONAL INFORMATION. The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and the Met Investors Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than our affiliate MetLife Advisers) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers which is formed as a "limited liability company". Our ownership interest in MetLife Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for information on the investment management fees paid to the investment managers and sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Table of Expenses and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities".)

DEFERRED ANNUITIES

   This Prospectus describes the following Deferred Annuities under which you can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEPs (Simplified Employee Pensions)*

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM

  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector/SM/ is not available if you purchase the Guaranteed Minimum Income Benefit Plus I, the Lifetime Withdrawal Guarantee Benefit I, the Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the Enhanced Death Benefit, Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The Moderate to Aggressive and Aggressive Models are not available with the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Benefit
II. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I or if you purchase the Guaranteed Minimum Income Benefit Plus I, the Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee Benefit II, or Enhanced Death Benefit. The Rebalancer(R) is not available with the Guaranteed Minimum Accumulation Benefit or if you have chosen the (B) Investment Allocation Restrictions for the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer(R) in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the investment divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar a mount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the available investment divisions in accordance with the percentages you had chosen for the Enhanced Dollar Cost Averaging Program. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.

                                   EXAMPLE:


---------------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                               Transferred from
                                                                                                  EDCA Fixed
                                                                                                  Account to
                                                                                 EDCA 6-Month      Selected
                                                                                    Program     PPS Investment
                                                               Date     Amount   Interest Rate   Division(s)
                                                             --------- --------- ------------- ----------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
    Program Initial Purchase Payment                          5/1/2010  $12,000*     9.00%         $2,000*
---------------------------------------------------------------------------------------------------------------
B                                                             6/1/2010                             $2,000
---------------------------------------------------------------------------------------------------------------
C                                                             7/1/2010                             $2,000
---------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase Payment                               8/1/2010 $18,000**     8.00%        $5,000**
---------------------------------------------------------------------------------------------------------------
E                                                             9/1/2010                             $5,000
---------------------------------------------------------------------------------------------------------------
F                                                            10/1/2010                             $5,000
---------------------------------------------------------------------------------------------------------------
G                                                            11/1/2010                             $5,000
---------------------------------------------------------------------------------------------------------------
H                                                            12/1/2010                            $4,483.22
---------------------------------------------------------------------------------------------------------------


    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.


The Equity Generator(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.


The Index Selector(R): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.


The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.


The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:

----------------------------------------------------------------------------------------------------------------------
                                                                         Bonus Class
                                                         B Class         -----------      C Class       L Class
                                                          -----------                     -------        -----------
a. EnhancedDollar Cost Averaging Program ("EDCA")          Yes              No             No             Yes
----------------------------------------------------------------------------------------------------------------------
                                                        (may not be used with purchase payments which
                                                        consist of money from other MetLife or its
                                                             affiliates' variable annuities)
----------------------------------------------------------------------------------------------------------------------
b. Choiceof One Automated Investment Strategy
----------------------------------------------------------------------------------------------------------------------
 1. EquityGenerator                                        Yes              Yes            No             Yes
                                                         (but not                                       (but not
                                                        with EDCA)                                     with EDCA)
----------------------------------------------------------------------------------------------------------------------
(but not available with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, Guaranteed
Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit I in New York
State and in Washington State, or Guaranteed Minimum Income Benefit Plus I, Guaranteed Minimum Income Benefit Plus
II, Lifetime Withdrawal Benefit II, Enhanced Death Benefit, or the Guaranteed Minimum Accumulation Benefit)
----------------------------------------------------------------------------------------------------------------------
 2. Rebalancer                                             Yes              Yes            Yes            Yes
----------------------------------------------------------------------------------------------------------------------
(but not available with Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the
Enhanced Death Benefit, the Guaranteed Minimum Income Plus II or the Lifetime Withdrawal Benefit II)
----------------------------------------------------------------------------------------------------------------------
 3. IndexSelector                                          Yes              Yes            Yes            Yes
----------------------------------------------------------------------------------------------------------------------
(but not available with Guaranteed Minimum Income Benefit Plus I, the Lifetime Withdrawal Guarantee Benefit I, the
Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the Enhanced Death Benefit,
the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Benefit II; Moderate to Aggressive and
Aggressive Models not available with the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the
Lifetime Withdrawal Benefit II)
----------------------------------------------------------------------------------------------------------------------
 4. Allocator                                              Yes              Yes            No             Yes
                                                         (but not                                       (but not
                                                        with EDCA)                                     with EDCA)
----------------------------------------------------------------------------------------------------------------------
(but not available with the Guaranteed Minimum Income Benefit I, the Guaranteed Minimum Income Benefit II,
Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit I
in New York State and in Washington State, or the Guaranteed Minimum Income Benefit Plus I, Guaranteed Minimum
Income Benefit Plus II, Lifetime Withdrawal Benefit II, Enhanced Death Benefit, or the Guaranteed Minimum Accumulation
Benefit)
-----------------------------------------------------------------------------------------------------------------------

PURCHASE PAYMENTS


   The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA , SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment through debit authorization for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial purchase payment through debit authorization for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.

If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through debit authorization. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law. We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.

SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

We will issue the B, C or L Class Deferred Annuity to you before your 86th birthday. We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).

Please see "Lifetime Withdrawal Guarantee Benefit I" for minimum issue age requirements for a Contract issued with this optional benefit in New York State.

The chart below summarizes the minimum initial and subsequent purchase payments for each contract class:

---------------------------------------------------------------------------
                                             Bonus Class
                                B Class      -----------  C Class  L Class
                            ----------------              -------- --------
InitialPurchase Payment         $5,000        $10,000     $25,000  $25,000
                               ($2,000:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
SubsequentPurchase Payment       $500          $500        $500     $500
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------
DebitAuthorizations
---------------------------------------------------------------------------
 Initial                         $500         $10,000     $25,000  $25,000
                                ($100:
                            Traditional IRA
                               and Roth
                             IRA, SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
 Subsequent                      $100          $100        $100     $100
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program, if available, and the investment divisions. You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, you may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Investment Choices --Investment Allocation Restrictions for Certain Benefits", "Enhanced Death Benefit", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if you elect certain optional benefits.

DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000; and

..   Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE


   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, you must tell us:

..   The percentage or dollar amount of the transfer;

..   The investment divisions (or Fixed Account) from which you want the money to be transferred;

..   The investment divisions (or Fixed Account) to which you want the money to be transferred; and

..   Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003 and the Deferred Annuity with any Living Benefit rider issued in New York State and Washington State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Annuity balance is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000.00).

Please see "Investment Choices -- Investment Allocation Restrictions For Certain Benefits" for transfer restrictions in effect if you have the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or Lifetime Withdrawal Guarantee II.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day, if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms.

"MARKET TIMING" POLICIES AND PROCEDURES

The following is a discussion of our market timing policies and procedures. They apply to both the "pay-in" and "pay-out" phase of your Deferred Annuity.

Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., American Funds Global Small Capitalization, Artio International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture, MFS(R) Research International, Met/Templeton Growth, Morgan Stanley EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category;
(2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/ reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.


In addition, Contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.


Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

CHARGES


  There are two types of charges you pay while you have money in an investment division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the withdrawal charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while you have the Deferred Annuity.

SEPARATE ACCOUNT CHARGE


Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of average account value. A portion of the annual Separate Account charge is paid to us daily based upon the value of the amount you have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.


The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit that has an asset-based Separate Account charge prior to entering the pay-out phase of the Contract.

                           SEPARATE ACCOUNT CHARGES*

                                           B CLASS BONUS CLASS** C CLASS L CLASS
-                                          ------- ------------- ------- -------
Basic Death Benefit.......................  1.25%      1.70%      1.65%   1.50%
Optional Annual Step-Up Death Benefit.....  1.45%      1.90%      1.85%   1.70%
Optional Greater of Annual Step-Up or 5%..  1.60%      2.05%      2.00%   1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit***.   .25%       .25%       .25%    .25%

    * We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

        We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

    ** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the Contract for seven years.

    *** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation Portfolios of the Met Investors Fund which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.

OPTIONAL ENHANCED DEATH BENEFIT


The Enhanced Death Benefit is available for an additional charge of 0.75% for issue ages 69 or younger and 0.95% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Step-Up by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If you elect the Optional Step-Up of the Enhanced Death Benefit, we may increase the charge to a rate that does not exceed the lower of
(a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. For Contracts for which an application and any necessary information were received in good order at your Administrative Office from February 24, 2009 through May 1, 2009, the charge for the Enhanced Death Benefit is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75. For Contracts issued prior to February 24, 2009, the charge is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.85% of the Death Benefit Base for issue ages 70-75. For Contracts for which an application and any necessary information were received in good order prior to May 4, 2009, if you elected both the Guaranteed Minimum Income Benefit Plus II and the Enhanced Death Benefit, the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.


OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS

All Guaranteed Minimum Income Benefits are available for an additional charge based on the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any applicable Step-Up by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.

The Guaranteed Minimum Income Benefit Plus II charge is 1.00% in all states except New York, where the charge is 0.95%, and the Guaranteed Minimum Income Benefit Plus I charge is 0.80%. The Guaranteed Minimum Income Benefit Plus I is no longer available for sale. If you elect the Optional Reset of the Guaranteed Minimum Income Benefit Plus II, we may increase the charge to a rate that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

If your income base is increased due to an Optional Step-Up under the Guaranteed Minimum Income Benefit Plus I rider, we may increase the Guaranteed Minimum Income Benefit Plus I charge to the charge applicable to Contract purchases of the same optional benefit at the time of the increase, but to no more than a maximum of 1.50%. The Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II charge is 0.50% of the guaranteed minimum income base and is deducted at the end of the Contract Year in the same manner as described above. The Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II are no longer available for sale.


For Contracts issued prior to February 24, 2009, the charge for the Guaranteed Minimum Income Benefit Plus II is 0.80% in all states except New York, where the charge is 0.75%. For Contracts issued prior to February 26, 2007, the charge for the Guaranteed Minimum Income Benefit Plus I is 0.75% of the guaranteed minimum income base. For the Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II available in Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge is reduced to 0.45% of the guaranteed minimum income base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit I is 0.15% lower (0.35% rather than 0.50%).

OPTIONAL GUARANTEED WITHDRAWAL BENEFITS

The Lifetime Withdrawal Guarantee Benefit II and the Lifetime Withdrawal Guarantee Benefit I are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The Lifetime Withdrawal Guarantee Benefit I is no longer available for sale. The percentage is deducted at the end of each Contract Year after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Lifetime Withdrawal Guarantee Benefit II is available for an additional charge of 1.25% for the Single Life Version and 1.50% for the Joint Life Version. If you elect Automatic Annual Step-Ups, we may increase the Lifetime Withdrawal Guarantee II charge to a rate that does not exceed the lower of: (a) the maximum Automatic Annual Step-Up charge (1.60% for the Single Life Version and 1.80% for the Joint Life Version) or (b) the current rate that we charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee Benefit II is 0.65% for the Single Life Version and 0.85% for the Joint Life Version. If you elect Automatic Annual Step-Ups for these Contracts, we may increase the Lifetime Withdrawal Guarantee II charge to a rate we shall determine, but no more than a maximum of 1.25% for the Single Life Version or 1.50% for Joint Life Version.

The Lifetime Withdrawal Guarantee Benefit I charge is of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year in the same manner. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee Benefit I, we may increase the Lifetime Withdrawal Guarantee Benefit I charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the step-up), but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version.

If a Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

The Guaranteed Withdrawal Benefit are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Reset by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost

Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The charge for the Enhanced Guaranteed Withdrawal Benefit is 0.55% and the charge for the Guaranteed Withdrawal Benefit I is 0.50%. The Guaranteed Withdrawal Benefit I is no longer available for sale. If you elect an Optional Reset, we may increase the Enhanced Guaranteed Withdrawal Benefit and the Guaranteed Withdrawal Benefit I charge to the charge applicable to current Contract purchases of the same rider at the time of the Step-Up, but no more than a maximum of 1.00% for the Enhanced Guaranteed Withdrawal Benefit and 0.95% for the Guaranteed Withdrawal Benefit I. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced Guaranteed Withdrawal Benefit prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)

If the Enhanced Guaranteed Withdrawal Benefit or the Guaranteed Withdrawal Benefit I is in effect, the charge will not continue if your Benefit Base equals zero.

OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT

The Guaranteed Minimum Accumulation Benefit charge is of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Guaranteed Minimum Accumulation Benefit is no longer available for sale, effective for Contracts for which applications and necessary information are received at your Administrative Office on or after May 4, 2009.

PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity you purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES


   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce.

To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


     IF WITHDRAWN DURING CONTRACT YEAR  B CLASS BONUS CLASS C CLASS L CLASS
     ---------------------------------  ------- ----------- ------- -------
                1......................    7%        9%      None      7%
                2......................    6%        8%                6%
                3......................    6%        8%                5%
                4......................    5%        7%                0%
                5......................    4%        6%                0%
                6......................    3%        4%                0%
                7......................    2%        3%                0%
                Thereafter.............    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES


In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

..   If you have a C Class Deferred Annuity.

..   On transfers you make within your Deferred Annuity among the investment divisions and transfers to or from the Fixed Account.

..   On withdrawals of purchase payments you made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.

..   If you choose payments over one or more lifetimes except, in certain cases, under the Guaranteed Minimum Income Benefit.

..   If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the contract owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

..   If you withdraw only your earnings from the investment divisions.

..   During the first Contract Year, if you are in the Systematic Withdrawal
    Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

..   If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

..   If you properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

..   This Contract feature is only available if you are less than 81 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the contract owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the contract owner continuously since the issue of the Contract or the spouse who continues the Contract.

..   If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

..   Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) you transfer your total Account Balance to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

The basic death benefit is described below. Additional optional death benefits are described in the "Optional Death Benefits" section. Check your contract and riders for the specific provisions applicable to you. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and on election for the payment method.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the Contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.

If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the death benefit.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date of the change in contract owner.

SPOUSAL CONTINUATION. If the beneficiary is your spouse, the beneficiary may be substituted as the contract owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.


If the spouse continues the Deferred Annuity, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II Benefit and optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.


Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.

"STRETCH IRA" CONTRACTS. We permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some optional benefits available under the Contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.

"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The designated beneficiary's interest in the contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain contract provisions or programs may not be available.

If your beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

TOTAL CONTROL ACCOUNT. The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

BASIC DEATH BENEFIT

The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance before the withdrawal.

                                   EXAMPLE:


------------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ ------------------------
A   Initial Purchase Payment                             10/1/2010                   $100,000
------------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2011                   $104,000
                                               (First Contract Anniversary)
------------------------------------------------------------------------------------------------------
C   Death Benefit                                     As of 10/1/2011                $104,000
                                                                              (= greater of A and B)
------------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2012                    $90,000
                                               (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------
E   Death Benefit                                        10/1/2012                   $100,000
                                                                              (= greater of A and D)
------------------------------------------------------------------------------------------------------
F   Withdrawal                                           10/2/2012                    $9,000
------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance              10/2/2012                      10%
                                                                                      (= F/D)
------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                     10/2/2012                    $81,000
                                                                                      (= D-F)
------------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal          As of 10/2/2012                 $90,000
                                                                                   (= A-(A X G))
------------------------------------------------------------------------------------------------------
J   Death Benefit                                        10/2/2012                    $90,000
                                                                              (= greater of H and I)
------------------------------------------------------------------------------------------------------
K   Account Balance                                      10/1/2015                   $125,000
------------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)         As of 10/1/2015                $125,000
                                                    (Fifth Anniversary)       (= greater of I and K)
------------------------------------------------------------------------------------------------------
M   Account Balance                                      10/2/2015                   $110,000
------------------------------------------------------------------------------------------------------
N   Death Benefit                                     As of 10/2/2015                $125,000
                                                                              (= greatest of I, L, M)
------------------------------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

OPTIONAL DEATH BENEFITS


There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.


ANNUAL STEP-UP DEATH BENEFIT


   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


-----------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ -----------------------
A   Initial Purchase Payment                             10/1/2010                   $100,000
-----------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2011                   $104,000
                                               (First Contract Anniversary)
-----------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)         As of 10/1/2011                $104,000
                                                                              (= greater of A and B)
-----------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2012                   $90,000
                                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                            Date                Amount
                                                       ---------------- -----------------------
E   Death Benefit (Highest Contract Year Anniversary)     10/1/2012            $104,000
                                                                        (= greater of B and D)
-----------------------------------------------------------------------------------------------
F   Withdrawal                                            10/2/2012             $9,000
-----------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance               10/2/2012              10%
                                                                               (= F/D)
-----------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                      10/2/2012            $81,000
                                                                               (= D-F)
-----------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal   As of 10/2/2012         $93,600
                                                                            (= E-(E X G))
-----------------------------------------------------------------------------------------------
J   Death Benefit                                         10/2/2012            $93,600
                                                                        (= greater of H and I)
-----------------------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or Enhanced Death Benefit will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount is designed to protect against adverse investment experience. In general, it provides that the death will be not less than the greater of (1) your Account Balance or (2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


----------------------------------------------------------------------------------------------------------------
                                                                  Date                         Amount
                                                      ----------------------------- ----------------------------
A   Initial Purchase Payment                                    10/1/2010                     $100,000
----------------------------------------------------------------------------------------------------------------
B   Account Balance                                             10/1/2011                     $104,000
                                                      (First Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)                 10/1/2011                     $104,000
                                                                                       (= greater of A and B)
----------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                                   10/1/2011                     $105,000
                                                                                            (= A X 1.05)
----------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                            As of 10/1/2011                  $105,000
                                                                                      (= greater of C1 and C2)
----------------------------------------------------------------------------------------------------------------
D   Account Balance                                             10/1/2011                     $90,000
                                                      (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
E1  Highest Anniversary Value                                   10/1/2012                     $104,000
                                                                                      (= greater of C1 and D)
----------------------------------------------------------------------------------------------------------------
E2  5% Annual Increase Amount                                As of 10/1/2012                  $110,250
                                                                                        (= A X 1.05 X 1.05)
----------------------------------------------------------------------------------------------------------------
E3  Death Benefit                                               10/1/2012                     $110,250
                                                                                      (= greater of E1 and E2)
----------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                  10/2/2012                      $9,000
----------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                     10/2/2012                       10%
                                                                                              (= F/D)
----------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                            10/2/2012                     $81,000
                                                                                              (= D-F)
----------------------------------------------------------------------------------------------------------------
I1  Highest Anniversary Value reduced for Withdrawal         As of 10/2/2012                  $93,600
                                                                                          (= E1-(E1 X G))
----------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount reduced for Withdrawal         As of 10/2/2012                  $99,238
                                                                                          (= E2-(E2 X G).
                                                                                    Note: E2 includes additional
                                                                                       day of interest at 5%)
----------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                               10/2/2012                     $99,238
                                                                                    (= greatest of H, I1 and I2)
----------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/12 and 10/02/12 are assumed to be equal prior to the withdrawal.


All amounts are rounded to the nearest dollar.

THE ENHANCED DEATH BENEFIT


If you have not elected any optional living benefit (other than the Guaranteed Minimum Income Benefit Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ), you may select the Enhanced Death Benefit. The Enhanced Death Benefit is not available in the State of Oregon or with a B Plus Class or C Class Contract in Washington or New York State. The Enhanced Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance or (2) the "death benefit base" which is the greater of (a) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year or (b) your "Highest Anniversary Value," as described below.


The Enhanced Death Benefit is equal to the greater of:

1. The Account Balance; or

2. The "Death Benefit Base", which is the greater of the following:

   a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately prior to your 91st birthday and 0% thereafter, reduced by the sum total of each withdrawal adjustment accumulated at the rate or 5% a year from the date of the withdrawal.

     . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

     . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than 5% of the Annual Increase Amount at the previous Contract Anniversary.

     . If total withdrawals in a Contract Year are less than or equal to 5% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

     . The Annual Increase Amount does not change after the Contract Anniversary on or following your 91st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by each withdrawal as described here where the annual increase rate is set at 0%; or

   b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

     . At issue, the Highest Anniversary Value is your initial purchase payment;

     . Increase the Highest Anniversary Value by each subsequent purchase payment;

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

     .   On each Contract Anniversary before your 81st birthday, compare the
         (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

     . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

        . Increase the Highest Anniversary Value by each subsequent purchase payment or

        . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase the Enhanced Death Benefit if you are 76 years of age or older.

For Contracts for which applications and necessary information were received at your Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit that is no longer available. The prior version is the same as the current version except that the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%, with respect to section 2(a) above, different investment allocation restrictions apply and different charges apply.

OPTIONAL STEP-UP

On each Contract Anniversary on or after the first anniversary following the effective date of this optional benefit, you may elect an Optional Step-Up provided that (1) the Account Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

   a) reset the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and

   b) reset the Enhanced Death Benefit charge to a rate we determine, as long as that rate does not exceed the maximum Optional Step-Up charge of 1.50%, provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the step-up.

On the date of the step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:

1) a one time Optional Step-Up at any Contract Anniversary; or

2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically).

If you have also elected the Guaranteed Minimum Income Benefit Plus II and you elect Optional Step-Ups to occur under the Automatic Annual Step-Up, it will remain in effect through the seventh Contract Anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue, after the seventh Contract Anniversary.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing (or by any other method acceptable to us) at least 30 days prior to the Contract Anniversary following the date you make this election. If you discontinue Automatic Step-Ups, the Enhanced Death Benefit and charge will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Enhanced Death Benefit, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Benefits."

TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

   (a)The date you make a total withdrawal of your Account Balance (pro-rata portion of the annual charge will apply);

   (b)When your Account Balance is not sufficient to pay the charge for this benefit;

   (c)The date you annuitize your Contract (a pro-rata portion of the annual charge will apply);

   (d)A change of the Contract owner or joint contract owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;

   (e)The date you assign your Contract, subject to our administrative procedures;

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

   (g)The Deferred Annuity is terminated.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


CHARGES. The Enhanced Death Benefit is available for an additional charge of 0.75% of the Death Benefit Base for issue ages 69 and younger and 0.95% for issue ages 70-75, deducted at the end of each Contract Year, prior to taking into account any Optional Step-Up. As described above, as a result of an Optional Step-Up, the charge may be increased up to a maximum of 1.50%. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

                                   EXAMPLE:


----------------------------------------------------------------------------------------------------------------
                                                                Date                          Amount
                                                    ------------------------------ -----------------------------
A   Initial Purchase Payment                                  10/1/2010                      $100,000
----------------------------------------------------------------------------------------------------------------
B   Account Balance                                           10/1/2011                      $90,000
                                                    (First Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)            As of 10/1/2011                   $100,000
                                                                                      (= greater of A and B)
----------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                              As of 10/1/2011                   $105,000
                                                                                           (= A X 1.05)
----------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                             10/1/2011                      $105,000
                                                                                     (= greater of C1 and C2)
----------------------------------------------------------------------------------------------------------------
D   Withdrawal (Dollar-For-Dollar within 5% limit)            10/2/2011                       $5,000
----------------------------------------------------------------------------------------------------------------
E   Percentage Reduction in Account Balance                   10/2/2011                       5.56%
                                                                                             (= D/B)
----------------------------------------------------------------------------------------------------------------
F   Account Balance after Withdrawal                          10/2/2011                      $85,000
                                                                                             (= B-D)
----------------------------------------------------------------------------------------------------------------
G1  Highest Anniversary Value reduced                      As of 10/2/2011                   $94,444
    for Withdrawal                                                                        (=C1-(C1 X E))
----------------------------------------------------------------------------------------------------------------
G2  5% Annual Increase Amount reduced for                  As of 10/2/2011                   $100,014
    Withdrawal                                                                               (=C2-D)
                                                                                   Note: C2 includes additional
                                                                                      day of interest at 5%
----------------------------------------------------------------------------------------------------------------
G3  Death Benefit                                             10/2/2011                      $100,014
                                                                                     (= greater of G1 and G2)
----------------------------------------------------------------------------------------------------------------
H   Account Balance                                           10/1/2012                      $110,000
                                                    (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
I1  Account Balance (Highest Anniversary Value)               10/1/2012                      $110,000
                                                                                     (= greater of G1 and H)
----------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount                                 10/1/2012                      $105,250
                                                                                         (= C2 X 1.05-D)
----------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                             10/1/2012                      $110,000
                                                                                     (= greater of I1 and I2)
----------------------------------------------------------------------------------------------------------------
J   Withdrawal (Proportional above 5% limit)                  10/2/2012                      $11,000
----------------------------------------------------------------------------------------------------------------
K   Percentage Reduction in Account Balance                   10/2/2012                        10%
                                                                                             (= J/H)
----------------------------------------------------------------------------------------------------------------
L   Account Balance after Withdrawal                          10/2/2012                      $99,000
                                                                                             (= H-J)
----------------------------------------------------------------------------------------------------------------
M1  Highest Anniversary Value reduced for                  As of 10/2/2012                   $99,000
    Withdrawal                                                                           (= I1-(I1 X K))
----------------------------------------------------------------------------------------------------------------
M2  5% Annual Increase Amount reduced for                  As of 10/2/2012                   $94,738
    Withdrawal                                                                           (= I2-(I2 X K))
                                                                                   Note: I2 includes additional
                                                                                      day of interest at 5%
----------------------------------------------------------------------------------------------------------------
M3  Death Benefit                                             10/2/2012                      $99,000
                                                                                     (= greater of M1 and M2)
----------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/11, 10/2/11, 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.


All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in contract owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new contract owner as of the date of the change in contract owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


---------------------------------------------------------------------
                                        Date           Amount
                                      ---------- --------------------
A   Purchase Payments Not Withdrawn   10/1/2010       $100,000
---------------------------------------------------------------------
B   Death Benefit                     10/1/2011       $105,000
---------------------------------------------------------------------
C   Additional Death Benefit          10/1/2011        $2,000
                                                  (= 40% X (B - A))
---------------------------------------------------------------------
D   Account Balance                   10/1/2012        $90,000
---------------------------------------------------------------------
E   Withdrawal                        10/2/2012        $9,000
---------------------------------------------------------------------
F   Account Balance after Withdrawal  10/2/2012        $81,000
                                                      (= D - E)
---------------------------------------------------------------------
G   Purchase Payments Not Withdrawn   10/2/2012        $91,000
---------------------------------------------------------------------
                                                     (= A - E,
                                                  because there is
                                                     no gain at
                                                 time of withdrawal)
---------------------------------------------------------------------
H   Death Benefit                     10/2/2012        $99,238
---------------------------------------------------------------------
I   Additional Death Benefit                           $3,296
                                                  (= 40% X (H - G))
---------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

LIVING BENEFITS

OVERVIEW OF LIVING BENEFITS

We offer a suite of optional living benefits that, for certain additional charges, can offer some protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these benefits may be elected, and the benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

We currently offer two types of Living Benefits (the Guaranteed Asset Accumulation Benefit is no longer available for sale):

             Guaranteed Income                         Guaranteed Withdrawal
                 Benefits                                     Benefits
-------------------------------------------- -------------------------------------------
Guaranteed Minimum Income Benefit            Lifetime Withdrawal Guarantee (LWG I and
Plus (GMIB Plus I and GMIB Plus II or, the   LWG II)
Predictor Plus, or Predictor Plus I and      Enhanced Guaranteed Withdrawal Benefit
Predictor Plus II)                           (Enhanced GWB)
Guaranteed Minimum Income Benefit            Guaranteed Withdrawal Benefit (GWB I)
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           These optional benefits are designed to
designed to allow you to invest your         guarantee that at least the entire amount
Account Balance in the market while          of purchase payments you make will be
at the same time assuring a specified        returned to you through a series of
guaranteed, level of minimum fixed           withdrawals (without annuitizing),
income payments if you elect to              regardless of investment performance, as
annuitize. The fixed annuity payment         long as withdrawals in any Contract Year
amount is guaranteed regardless of           do not exceed the maximum amount
investment performance or the actual         allowed. With the LWG, you get the same
Account Balance at the time you elect        benefits, but in addition, if you make
pay-outs. Prior to exercising this           your first withdrawal on or after the date
benefit and annuitizing your Contract,       you reach age 59 1/2, you are
you may make withdrawals up to a             guaranteed income, without annuitizing,
maximum level specified in the rider         for your life (and, for states other than
and still maintain the benefit amount.       New York, the life of your spouse, if the
[GMIB I and GMIB II were formerly            Joint Life version was elected and the
known as "Versions I and Versions II         spouse elects to continue the Contract is
of the Guaranteed Minimum Income             at least age 59 1/2 at spousal
Benefit"; and GMIB Plus I was                continuation), even after the entire
formerly known as "Version III of the        amount of purchase payments has been
Guaranteed Minimum Income                    returned. [GWBI was formerly known as
Benefit".]                                   "Version I of the Guaranteed Withdrawal
                                             Benefit"; Enhanced GWB was formerly
                                             known as "Version II of the Guaranteed
                                             Withdrawal Benefit"; and LWG I was
                                             formerly known as "Version III - the
                                             Lifetime Withdrawal Guarantee
                                             Benefit".]

             Guaranteed Income                    Guaranteed Asset Accumulation
                 Benefits                                    Benefit
-------------------------------------------- -----------------------------------------
Guaranteed Minimum Income Benefit            Guaranteed Minimum Accumulation Benefit
Plus (GMIB Plus I and GMIB Plus II or, the   (GMAB)
Predictor Plus, or Predictor Plus I and
Predictor Plus II)
Guaranteed Minimum Income Benefit
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           GMAB is designed to guarantee that
designed to allow you to invest your         your Account Balance will not be less
Account Balance in the market while          than a minimum amount at the end of
at the same time assuring a specified        the 10-year waiting period.
guaranteed, level of minimum fixed           The amount of the guarantee depends
income payments if you elect to              on which of three permitted investment
annuitize. The fixed annuity payment         divisions you select.
amount is guaranteed regardless of
investment performance or the actual
Account Balance at the time you elect
pay-outs. Prior to exercising this
benefit and annuitizing your Contract,
you may make withdrawals up to a
maximum level specified in the rider
and still maintain the benefit amount.
[GMIB I and GMIB II were formerly
known as "Versions I and Versions II
of the Guaranteed Minimum Income
Benefit"; and GMIB Plus I was
formerly known as "Version III of the
Guaranteed Minimum Income
Benefit".]







GUARANTEED INCOME BENEFITS

At the time you buy the Contract, you may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance during the pay-in phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT BALANCE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE GMIB) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE BENEFIT EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the GMIB, you may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the benefit guarantees intact, provided the conditions of the benefit are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the benefit.


Only one version of the GMIB is currently available with the Contract, GMIB Plus II, which features may vary by state. The three other versions of the GMIB that have been available with this Contract, GMIB Plus I, GMIB II and GMIB I, vary by issue date and state availability. GMIB Plus I, GMIB I and GMIB II are not available for sale.

There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.


You may not have this benefit and another living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the benefit cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFITS

INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT BALANCE OR A MINIMUM RETURN FOR ANY INVESTMENT DIVISION. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB I, GMIB II and GMIB Plus I. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, (where permitted by state law), and the income type you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.

If you exercise a GMIB rider, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options".)

If you choose not to receive income payments as guaranteed under the GMIB, you may elect any of the income options available under the Contract.

If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Balance on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit you did not use.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the Contract, then the annuitant will be considered the owner in determining the income base and GMIB income payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB income payments.
For purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, of the owner is a non-natural person.

Note on Graphs and Examples

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR TAX PENALTIES.

How the GMIB Works

(1)THE ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate, until the Contract Anniversary on or immediately after the Contract owner's specified birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at the specified percentage each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

                        [Compounding Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

  [10 Year Waiting Period with  Compounding Income Base and Annuity for life
                                    CHART]

(2)The "Highest Anniversary Value" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract owner's 81/st/ birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                 [Highest  Account Balance Income Base Chart]


   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]

(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two components of the income base (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the GMIB may only be exercised only after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's specified birthday.

     [10 Year Waiting Period with Highest Account Balance Income Base and
                        Compounding Income Base Chart]

   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract rider is issued. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT BALANCE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

     [10 Year Waiting Period with Highest Account Balance Income Base and
          Compounding Income Base with Income Annuity for Life Chart]

DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II is available only for owners up through age 78 and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II is not available in the State of Oregon. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE OWNER'S 90TH BIRTHDAY.


INCOME BASE

The income base is equal to the greatest of (a) or (b) below:

a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately prior to your 91st birthday and 0% thereafter, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal.

  . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

  . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than 5% of the Annual Increase Amount at the previous Contract Anniversary.

  . If total withdrawals in a Contract Year are less than or equal to 5% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

  . For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up.

      or

b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purpose of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

Partial annuitizations are not permitted.

IN DETERMINING THE GMIB PLUS II INCOME PAYMENTS, AN AMOUNT EQUAL TO THE WITHDRAWAL CHARGE THAT WOULD APPLY UPON A COMPLETE WITHDRAWAL AND THE AMOUNT OF ANY PREMIUM AND OTHER TAXES THAT MAY APPLY WILL BE DEDUCTED FROM THE INCOME BASE. FOR PURPOSES OF CALCULATING THE INCOME BASE, PURCHASE PAYMENT CREDITS (i.e., BONUS PAYMENTS) ARE NOT INCLUDED.

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make the election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II (and the charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

(1)resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2)resets the GMIB Plus II waiting period to the 10th Contract Anniversary following the date the Optional Step-Up took effect; and

(3)may reset the GMIB Plus II charge to a rate that does not exceed the lower of: (a) a maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

(4)For Contracts issued in New York State only, reset the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount, if greater than the maximum Annual Increase Amount immediately before the Step-Up.

On the date of the Optional Step-Up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

In the event that the charge applicable to Contract purchases at the time of the reset is higher than your current GMIB Plus II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" If you elect the GMIB Plus II, you may elect to participate in the Enhanced Dollar Cost Averaging Program, provided that your destination investment divisions are selected in accordance with the investment allocation restrictions.

GUARANTEED PRINCIPAL OPTION (DOES NOT APPLY TO CONTRACTS ISSUED IN WASHINGTON STATE). On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a)is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b)the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. THE CONTRACT, HOWEVER, WILL CONTINUE, AND THE GMIB PLUS II ALLOCATION RESTRICTIONS, DESCRIBED ABOVE, WILL NO LONGER APPLY.

EXERCISING THE GMIB PLUS II. If you exercise the GMIB Plus II, you must select to receive income payments under one of the following income types:

   (1)Lifetime Income Annuity with a 5 Year Guarantee Period .

   (2)Lifetime Income Annuity for Two with a 5 Year Guarantee Period . Based on federal tax rules, this option is not available for qualified contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options."

For Contracts issued in New York State, if you exercise the GMIB Plus II, you must elect to receive payments under one of the following income types:

      (a)Lifetime Income Annuity with a 5-Year Guarantee Period.

      (b)Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options." This income type is only available if the youngest annuitant's attained age is 35 or older.

If you take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Contract"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

GMIB PLUS II PAYOUT RATES (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE). The GMIB payout rates are enhanced under either of the following circumstances, if:

   (a)you begin withdrawals on or after your 62nd birthday;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period;

Then the annual income payments under the GMIB Plus II will equal or exceed 5.50% of the income base (calculated on the date the payments are determined).

Similarly if;

   (a)you begin withdrawals on or after your 60th birthday;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 5 Year Guarantee Period.

Then the annual income payments under the GMIB Plus II will equal or exceed 5% of the income base (calculated on the date the payments are determined).

If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.

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TERMINATING THE GMIB PLUS II.  Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:

   a) The 30th day following the Contract Anniversary on or following your 90th birthday;

   b) The date you make a complete withdrawal of your Account Balance (a pro rata portion of the charge will be applied). (If there is still an income base remaining after a full withdrawal of your Account Balance, we will commence making income payments based on the remaining income base within 30 days of the date of the full withdrawal.)

   c) The date you elect to receive income payments under the contract and you do not elect to receive payments under the GMIB Plus II (a pro rata portion of the charge will be applied);

   d) Death of the owner or joint owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

   e) A change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the Contract, subject to our administrative procedures;

   f) The effective date of the Guaranteed Principal Option; or

   g) The date you assign your Contract, subject to our administrative procedures.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions no longer apply.

For Contracts issued in all states except New York between February 24, 2009 through May 1, 2009, the following differences apply:

(1)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;

(2)The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the Lifetime Income Annuity with a 10 Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or before your 60th birthday; (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) you select the Lifetime Income Annuity with a 10-Year Guarantee Period;

(3)Different investment allocation restrictions apply;

(4)The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(5)If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year; and

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(6)The fixed annuity options are the Lifetime Income Annuity with a 10 year
   Guaranteed Period (if you choose to start the annuity option after age 79, the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10 Year Guarantee Period. (Based upon federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years).

For Contracts issued in New York State on or before May 1, 2009, the following differences apply:

(1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(2) The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;

(3) Different investment allocation restrictions apply;

(4) The Lifetime Income Annuity for Two income option type is only available if the oldest annuitant's attained age is 55 or older;

(5) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

(6) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year; and

(7) The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.

For Contracts issued in all states except New York prior to February 24, 2009, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year; the GMIB payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the Lifetime Income Annuity with a 10 Year Guarantee Period and difference (3) through (6) in the non-New York version apply.

CHARGES. The GMIB Plus II is available, for an additional charge of 1.00% (0.95% for Contracts issued in New York State) of the income base, deducted at the end of each Contract Year, prior to taking into account any applicable Step-Up, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging program is not available in the C and Bonus Classes Deferred Annuity)

THE GUARANTEED PRINCIPAL OPTION -- GRAPH AND EXAMPLE

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

The effect of exercising the Guaranteed Principal Option:

1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2) The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.

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3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance.

             [Exercise Guaranteed Principal Option and Guaranteed
                          Principal Adjustment Chart]

Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

THE OPTIONAL STEP-UP: OPTIONAL AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,500 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your 5% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 5% Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your 5% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 5% Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the second Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the 5% Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

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The effect of each Optional Step-Up is:

(1)The 5% Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;

(3)The charge is reset to the fee we charge new Contract owners for the same GMIB Plus II rider; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume you do not make a new election of the Optional Automatic Annual Step-Up. The 5% Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your 5% Annual Increase Amount of the Income Base. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

(1)The 10-year waiting period to annuitize the Contract under the GMIB Plus II remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);

(2)The charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [GRAPHIC]




DESCRIPTION OF GMIB PLUS I (NO LONGER AVAILABLE FOR SALE)


GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

   (1)The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter.

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   (2)An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Step-Up. (Please note that "Step-Up" is referred to as "Reset" in the rider.)

   (3)If your income base is increased due to an Optional Step-Up under the GMIB Plus I rider, we may increase the GMIB Plus I charge to the charge applicable to Contract purchases of the same optional benefit at the time of the increase, but to no more than a maximum of 1.50%.

   (4)Termination provision g) above does not apply and the following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

      and the following replaces provision d) above:

      Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or the death of the annuitant if a non-natural person owns the contract.

   (5)If you elect the GMIB Plus I, you are limited to allocating your purchase payments and Account Balance among the following funding options:

      (a)the MetLife Conservative Allocation Investment Division

      (b)the MetLife Conservative to Moderate Allocation Investment Division,

      (c)the MetLife Moderate Allocation Investment Division,

      (d)the MetLife Moderate to Aggressive Allocation Investment Division,

      (e)the American Funds Moderation Allocation Investment Division,

      (f)the American Funds Balanced Allocation Investment Division,

      (g)the American Funds Growth Allocation Investment Division

      (h)the Met/Franklin Templeton Founding Strategy Investment Division

      (i)the Fixed Account

      (j)the SSgA Growth ETF Investment Division

      (k)the SSgA Growth and Income ETF Investment Division

      (l)the BlackRock Money Market Investment Division (where available)

   (6)The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract owner's 86th birthday.

   (7)We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I benefit and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a class of the Contract.

   (8)If you exercise the GMIB Plus I benefit under the life annuity with 10 years of annuity payments guaranteed option, the Guaranteed Period is 5 years for ages 84-85.

   (9)If you exercise the GMIB Plus I benefit under the life annuity, 10 years of annuity payments are guaranteed.

  (10)If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event; (i) you begin withdrawals on or after your 60th birthday;

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      (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is no income base remaining; and (iii) the annuity option you select is the Lifetime Income Annuity with a 10 Year Guarantee Period.

  (11)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment divisions are one or more of the above-listed investment choices.

For Contracts issued prior to JULY 16, 2007, the GMIB Plus II payout rates described in (10) above will not be applied.

For Contracts issued prior to FEBRUARY 26, 2007, we offered a version of the GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base'' section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum charge of 1.50% of the Income Base applicable upon the exercise of the Optional Step-Up feature).

EXAMPLE

THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

(1)The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary; and

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.

For Contracts issued prior to FEBRUARY 27, 2006, you may elect an Optional Step-Up as described above, except that: 1) you may elect an Optional Step-Up on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Step-Up at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Step-Up; and 2) you are required to affirmatively elect an Optional Step-Up in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and you will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above.

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DESCRIPTION OF GMIB II (NO LONGER AVAILABLE FOR SALE)


The GMIB II is available only for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:

   (1)The additional charge for GMIB II is 0.50%

   (2)The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

      a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and

      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

   (3)There is no Guaranteed Principal Option.

   (4)There is no Optional Step-Up feature.

   (5)There are no limitations to how you may allocate your purchase payments and Account Balance among the investment choices.

   (6)The following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (7)The following replaces termination provision e), above:

      A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

   (8)Termination provisions, f) and g) above, do not apply.

   (9)The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if you choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period. (not available for qualified Contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years)

  (10)The following replaces termination provision d) above: Death of the owner or joint owner unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract, or death of the annuitant if a non-natural person owns the contract.

  (11)There are no enhanced payout rates.

  (12)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

DESCRIPTION OF GMIB I (NO LONGER AVAILABLE FOR SALE)

In states where GMIB I has been approved and GMIB II has not been approved you can only elect GMIB I at the time you purchase the Contract and if you are age 75 or less. Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

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The GMIB I is identical to the GMIB II, with the following exceptions:

   (1)The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:

      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

      b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and

      (c)If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for the Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

   (2)The following replaces termination provision d), above:

      Death of the owner or death of the annuitant if a non-natural person owns the contract.

   (3)If you take a full withdrawal of your Account Balance, your contract is terminated by us due to its small Account Balance and inactivity or your contract lapses, the GMIB I terminates (even if there remains any income base) and no payments will be made under the benefit.

We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.

GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

THE GMIB MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH A QUALIFIED CONTRACT, SUCH AS IRA (SEE "INCOME TAXES"), IN CIRCUMSTANCES WHERE, DUE TO THE TEN YEAR WAITING PERIOD AFTER PURCHASE (AND, FOR THE GMIB PLUS II AND GMIB PLUS I, AFTER AN OPTIONAL STEP-UP), THE OWNER IS UNABLE TO EXERCISE THE BENEFIT UNTIL AFTER THE REQUIRED BEGINNING DATE OF REQUIRED MINIMUM DISTRIBUTIONS UNDER THE CONTRACT. In such event, required minimum distributions received from the Contract during the ten year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.

Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.

GUARANTEED WITHDRAWAL BENEFITS

We offer optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, two versions of the GWB and two versions of the LWG under this Contract:

  .   Lifetime Withdrawal Guarantee II ("LWG II")

  .   Lifetime Withdrawal Guarantee I ("LWG I")

  .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .   Guaranteed Withdrawal Benefit I ("GWB I")

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Each of the guaranteed withdrawal benefits guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your benefit has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the Contract, for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version of this optional benefit was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


There may be versions of each optional guaranteed withdrawal benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.


If you purchase a guaranteed withdrawal benefit, you must elect one version at the time you purchase the contract, prior to age 86. A maximum of two versions of the guaranteed withdrawal benefits are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit in effect at the same time. Once elected, the rider may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS

MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Balance or minimum return for any investment division. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I AND ENHANCED GWB AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEES CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee Benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Balance to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) INCOME TAXES AND PENALTIES MAY APPLY TO YOUR WITHDRAWALS, AND WITHDRAWAL CHARGES MAY APPLY TO WITHDRAWALS DURING THE FIRST CONTRACT YEAR UNLESS YOU TAKE THE NECESSARY STEPS TO ELECT TO TAKE SUCH WITHDRAWALS UNDER A SYSTEMATIC WITHDRAWAL PROGRAM. WITHDRAWAL CHARGES WILL ALSO APPLY TO WITHDRAWALS OF PURCHASE PAYMENTS THAT EXCEED THE FREE WITHDRAWAL AMOUNT.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES) UNTIL TERMINATION OF THE RIDER.

For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantees), purchase payment credits (I.E., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Balance and death benefits.

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CHARGES.   If the Lifetime Withdrawal Guarantee is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.

TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEES) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT BALANCE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

CIVIL UNIONS. A purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments upon the death of the owner under the Joint Life version of the Lifetime Withdrawal Guarantee.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II is not available in the State of Oregon.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee Benefit II is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does NOT exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a NON-EXCESS WITHDRAWAL. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEEDS THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) REDUCES THE ACCOUNT BALANCE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charge). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) REDUCES THE ACCOUNT BALANCE.

7.25% COMPOUNDING INCOME AMOUNT. For all Contracts except Contracts issued in New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

    6% COMPOUNDING INCOME AMOUNT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the

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    date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

    If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York, the initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make the first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make your first withdrawal on or after the date you reach age 76).

    ANNUAL BENEFIT PAYMENT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date you and your spouse reach age 63).

IT IS IMPORTANT TO NOTE:

  . If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if you take your first withdrawal before the date when both you and your spouse are at least 59 1/2 ), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals, however, you will not be guaranteed income for the rest of your life.

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  .   If you take your first withdrawal on or after the date your reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if you take your first withdrawal when both you and your spouse are at least age 591/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if applicable). Therefore, you will be guaranteed income for life.

  . If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK STATE). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

  . At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II.

  . Annuitization may provide higher income amounts if the current income payment type rates applied to the adjusted Account Balance exceed the payments under the LWG II rider. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II rider.


  . You have the option of receiving withdrawals under the LWG II or receiving payments under an pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).

IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT BALANCE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining

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Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual
Benefit Payment did not cause your Account Balance to decline to zero.

You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up will:

  . resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not you have taken any withdrawals;

  . resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal on or after the date you reach age 76) or, for Contracts issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63); and

  . may reset the Lifetime Withdrawal Guarantee Benefit II charge to a rate that does not exceed the lower of: (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the automated required minimum distribution service, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

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INVESTMENT ALLOCATION RESTRICTIONS.  If you elect the Lifetime Withdrawal
Guarantee Benefit II, there are certain investment allocation restrictions. Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Benefits" above.

JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time you purchase the contract, and the Contract owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee Benefit II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract owner died (or before the first joint owner died), the withdrawal rate upon continuation of the Contract and the LWG II rider by the spouse will be based on the age of the Contract owner, oldest joint owner or youngest spouse (if the Joint Life version is elected in New York) at the time the first withdrawal was taken. In situations in which a trust is both the owner and beneficiary of the Contract, the Joint Life version of the benefit would not apply.

For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit II will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" will no longer apply. The Contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee Benefit II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your Account Balance (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:

(a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable withdrawal charges) and

(b)is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions. The Guaranteed Principal Adjustment will never be less than zero.

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Only purchase payments made during the first 120 days that you hold the
Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee Benefit II may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee Benefit II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE BENEFIT II. The Lifetime Withdrawal Guarantee Benefit II will terminate upon the earliest of:

(1)The date of a full withdrawal of the Account Balance (a pro rata portion of the charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

(2)The date the Account Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);

(3)The date there are insufficient amounts to deduct the Lifetime Withdrawal Guaranteed Benefit charge and your Contract is thereby terminated (whatever Account Balance is available will be applied to pay the charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however you will have no other benefits under the Contract);

(4)Death of the Contract owner or joint Contract owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee Benefit II, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5)Change in contract owners or joint contract owners or annuitants (if the contract owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death;

(6)The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)

(7)Effective date of the cancellation of this benefit by the Contract Owner;

(8)The date you assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or

(9)For Contracts issued in New York State with the Joint Life Version, the effective date of a change of the primary beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.


Under our current administrative procedures, we will waive the termination of the LWG II if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the benefit is terminated, the Lifetime Withdrawal Guarantee Benefit II charge will no longer be deducted and the Lifetime Withdrawal Guarantee II investment allocation restrictions will no longer apply.

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ADDITIONAL INFORMATION.  The Lifetime Withdrawal Guarantee Benefit II may
affect the death benefit available under your Contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee Benefit II is in effect, an alternative death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit II that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Contract owner (or the annuitant, if the Contract owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If you terminate the Lifetime Withdrawal Guarantee Benefit II because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit II charge; or (3) the Contract Owner dies, except where the beneficiary or joint owner is the spouse of the Contract owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

CHARGES. For the Lifetime Withdrawal Guarantee Benefit II the current charges are 1.25% of the Total Guaranteed Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the Lifetime Withdrawal Guarantee Benefit II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint life version.

The charge is deducted at the end of each Contract Year after applying any 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary by withdrawing amounts on a pro rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.

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DESCRIPTION OF LIFETIME WITHDRAWAL GUARANTEE I (NO LONGER AVAILABLE FOR SALE)

In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I, we may increase the Lifetime Withdrawal Guarantee I charge to the charge applicable to current contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the owner's 86th birthday.

ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses and both joint owners must be at least 63 years old. (Because of the requirement that the Contract be owned by joint owners, the Joint Life Version is only available for Non-Qualified Contracts).

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INVESTMENT ALLOCATION RESTRICTIONS.  If you elect the LWG I, you are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following investment divisions:

   (a)MetLife Conservative Allocation Investment Division

   (b)MetLife Moderate to Conservative Allocation Investment Division

   (c)MetLife Moderate Allocation Investment Division

   (d)MetLife Moderate to Aggressive Allocation Investment Division

   (e)BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only.)

   (f)the American Funds Moderate Allocation Investment Division

   (g)the American Funds Balanced Allocation Investment Division

   (h)the American Funds Growth Allocation Investment Division

   (i)the Met/Franklin Templeton Founding Strategy Investment Division

   (j)the SSgA Growth ETF Investment Division

   (k)the SSgA Growth and Income ETF Investment Division

The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination investment divisions are one or more of the above listed investment choices.

CHARGES. The Lifetime Withdrawal Guarantee Benefit I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)

EXAMPLES OF LIFETIME WITHDRAWAL GUARANTEE BENEFIT I AND II

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantee Benefits do not guarantee an Account Balance or minimum investment return for any investment division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.

A. Lifetime Withdrawal Guarantee Benefit

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

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Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero. (Under the Lifetime Withdrawal Guarantee II, if the Contract Owner makes the first withdrawal at on after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

                                    [CHART]

       Annual Benefit     Cumulative           Account
          Payment         Withdrawals          Balance
       --------------     -----------        -----------
 1        $5,000           $ 5,000           $100,000.00
 2         5,000            10,000             90,250.00
 3         5,000            15,000             80,987.50
 4         5,000            20,000             72,188.13
 5         5,000            25,000             63,828.72
 6         5,000            30,000             55,887.28
 7         5,000            35,000             48,342.92
 8         5,000            40,000             41,175.77
 9         5,000            45,000             34,366.98
10         5,000            50,000             27,898.63
11         5,000            55,000             21,753.70
12         5,000            60,000             15,916.02
13         5,000            65,000             10,370.22
14         5,000            70,000              5,101.71
15         5,000            75,000                 96.62
16         5,000            80,000                     0
17         5,000            85,000                     0
18         5,000            90,000            -13,466.53
19         5,000            95,000                     0
20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

      a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $80,000
- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Balance before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new

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Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% X $87,500 = $4,375.

(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000, Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)

      b. Lifetime Withdrawal Guarantee I -- Reduction to Account Balance

Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $ 10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. Lifetime Withdrawal Guarantee Benefit -- Compounding Income Amount (for all states except New York)

Assume that a contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 X 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 X 5%).

If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($105,000 X 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 X 5%).

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

If the second withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 X 5%).

(In contrast to the Lifetime Withdrawal Guarantee II, the Lifetime Withdrawal Guarantee I has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

Delay taking withdrawals and receive higher guaranteed payments

                        [Chart]

Year of Second Withdrawal  Annual Benefit Payment
-------------------------  ----------------------
         1                      $ 5,000
         2                        5,363
         3                        5,751
         4                        6,168
         5                        6,615
         6                        7,095
         7                        7,609
         8                        8,161
         9                        8,753
        10                        9,387
        11                       10,068


C. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No Withdrawals)

Assume that a contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point

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
would be equal to $195,867. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 X 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Balance is less than $214,500. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 X 5%).

                                    [CHART]



D. For Contracts Issued in New York State: Lifetime Withdrawal Guarantee Benefit -- Compounding Income Amount

Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 X 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 X 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 X 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 X 5%).

If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 X 5%).

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        Delay taking withdrawals and receive higher guaranteed payments

                             [GRAPHIC APPEARS HERE]

                             Annual Benefit Payment

     1              2           3            4            5           6
   ------        ------       ------       ------       ------      ------
   $5,000        $5,300       $5,618       $5,955       $6,312      $6,691


E. For Contracts Issued in New York State: Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)

Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 X 5%).

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 X 5%).

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DESCRIPTION OF ENHANCED GUARANTEED WITHDRAWAL BENEFIT

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the BENEFIT BASE are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Balance below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

  .   Your initial purchase payment, increased by the 5% GWB Bonus;

  .   Increased by each subsequent purchase payment, and by the 5% GWB Bonus;

  . Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an income option (currently, you may not apply amounts less than your entire Account Balance to an annuity option); and

  . If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and
(2) your Account Balance after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not

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cumulative and your Benefit Base and Annual Benefit Payment will not increase.
For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

ALL WITHDRAWALS ARE SUBJECT TO APPLICABLE EARLY WITHDRAWAL CHARGES AND TAXES.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the automated required minimum distribution service, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.

An Optional Reset will:

..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the
    Account Balance on the date of the reset;

..   Reset your Annual Benefit Payment equal to the Account Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and

..   Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person).

We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

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If you elect Automatic Annual Resets, a reset will occur automatically on any
Contract Anniversary if: (1) your Account Balance is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)

It is possible to elect a one-time Optional Reset when the Account Balance is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account Balance is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Balance before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Balance is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Balance is larger than the Guaranteed Withdrawal Amount.

Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

For Contracts issued prior to JULY 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent Contract Anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.

WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB, you may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.

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TERMINATION OF THE ENHANCED GWB.  The Enhanced GWB will terminate upon the earliest of:

(1)the date you make a full withdrawal of your Account Balance (a pro rata portion of the charge will apply); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(2)the date you apply all of your Account Balance to a pay-out option (a pro rata portion of the charge will apply);

(3)the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Balance (whatever Account Balance is available will be applied to pay the annual Enhanced GWB benefit charge); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(4)the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and (b) we will not terminate the benefit until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;

(5)the effective date of cancellation of the rider;

(6)a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason (a pro rata portion of the charge will apply); or

(7)the termination of the Deferred Annuity (a pro rata portion of the charge will apply).

ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account Balance is reduced to zero because you do not have a sufficient Account Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal
Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal

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
Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If you terminate the Enhanced GWB because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -
      $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the
      Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be

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decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of
a) $7,350 (the Annual Benefit Payment before the second purchase payment) and
b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

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                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

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F. Annual Benefit Payment Continuing When Account Balance Reaches Zero

An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 X 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Balance
     ----------------------  ------------      ---------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.14
11            7,350            31,500                      0
12            7,350            24,150                      0
13            7,350            16,800                      0
14            7,350             9,450                      0
15            2,100             2,100                      0
16                0                 0                      0




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% X $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% X $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% X $282,582= $19,781.

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

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

          Annual Benefit     Cumulative
              Payment        Withdrawals     Account Balance
          --------------     -----------     ---------------
 1           $ 7,350          $  7,350           $105,000
 2             7,350            14,700            125,000
 3             7,350            22,050            130,000
 4            10,385            32,435            148,350
 5            10,385            42,819            185,000
 6            10,385            53,204            195,000
 7            12,590            65,794            179,859
 8            12,590            78,384            210,000
 9            12,590            90,974            223,000
10            19,781           110,755            282,582
11            19,781           130,535            270,000
12            19,781           150,316            278,000



   4 How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Balance at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 X 7%). (If you elect Automatic Annual Resets, a rest will not occur if the Account Balance is lower than the Guaranteed Withdrawal Amount.)

Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I (NO LONGER AVAILABLE FOR
SALE)


In states where the Enhanced Guaranteed Withdrawal Benefit is not yet approved, we currently offer the GWB I instead of the Enhanced GWB. The GWB I is the same as the Enhanced GWB described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every Contract Year;
(4) the GWB I charge is 0.50% and the maximum GWB I charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the benefit following your fifth Contract Anniversary; and (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.


By endorsement, the GWB I has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic annual resets are not available.

LIFETIME WITHDRAWAL GUARANTEE, GWB AND DECEDENT CONTRACTS

The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

Note that the Lifetime Withdrawal Guarantee, Enhanced GWB, and GWB I are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (NO LONGER AVAILABLE FOR SALE)


The Guaranteed Minimum Accumulation Benefit ("GMAB") guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

If you have elected the GMAB, we require you to allocate your purchase payments and all of your Account Balance to one of the asset allocation investment divisions available in your Deferred Annuity (the MetLife Moderate to Aggressive and the MetLife Aggressive Allocation Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an investment division must be transferred to the one investment division you have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation investment division you choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation investment divisions available, if you choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:

                                                                    GUARANTEED AMOUNT
                     INVESTMENT DIVISION*                        (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
                     --------------------                        ------------------------ ----------------------
MetLife Conservative Allocation Investment Division.............           130%                  10 years
MetLife Conservative to Moderate Allocation Investment Division.           120%                  10 years
MetLife Moderate Allocation Investment Division.................           110%                  10 years

-----------
* You can learn more about these investment divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

You may elect the GMAB when you purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the Enhanced Death Benefit in effect at the same time.

BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation investment division you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.

At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation investment division you have selected. When you make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the Account Balance. Purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is used to calculate any benefits under the contract prior to the Maturity Date.

EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the investment division you have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments you made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment you have selected), then no Guaranteed Accumulation Payment is made. Therefore, the Guaranteed Minimum Accumulation Benefit may not be appropriate for you, if you intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE

Assume that you make one $10,000 purchase payment during the 120 Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000-$0 = $11,000).

In contrast, assume that you make one $10,000 purchase payment during the 120 day Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that you decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date you cancel this benefit, as described below; (4) the date you apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and
(5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person) unless the beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.

CHARGE. The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take the amount from the Separate Account by canceling accumulation units from your Separate Account balance.)

GMAB AND DECEDENT CONTRACTS.   Note that the GMAB is not available for purchase
by a beneficiary under a decedent's Non-Qualified Contract or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFITS

The chart below highlights certain differences among the living benefits. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*

---------------------------------------------------------------------------------------------------------------------
                                       Income Guarantees                      Withdrawal Guarantees
                                    ---------------------------------------------------------------------------------
                                          GMIB Plus II           Lifetime Withdrawal             Enhanced GWB
                                                                     Guarantee II
---------------------------------------------------------------------------------------------------------------------
LifetimeIncome                                Yes                        Yes                          No
                                     (after waiting period)   (if first withdrawal on or
                                                                  after age 59 1/2)
---------------------------------------------------------------------------------------------------------------------
BenefitInvolves Annuitization                 Yes                         No                          No
---------------------------------------------------------------------------------------------------------------------
WithdrawalsPermitted (1)             Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
WaitingPeriod                        Must wait 10 years to               None                        None
                                     annuitize under rider:    (age 59 1/2 for lifetime
                                      Optional Step-Up (2)           withdrawals)
                                    restarrs waiting period;
                                     withdrawals available
                                          immediately
---------------------------------------------------------------------------------------------------------------------
Reset/Step-Up                                 Yes                        Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
May Invest in Investment Choices     Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
Investment Allocation Requirements            Yes                        Yes                          No
---------------------------------------------------------------------------------------------------------------------
Abilityto Cancel Rider              Yes, after 10 years, can   Yes, at 5th, 10th & 15th   Yes, within 90 days after
                                      take lump-sum option      Contract Anniversary,      5th Contract Anniversary
                                    under the GPO provisions   annually thereafter; or,
                                                                lump-sum option under
                                                               the GPA provisions after
                                                                       15 years
---------------------------------------------------------------------------------------------------------------------
DeathBenefit                        Prior to annuitization,   Contract death benefit or   Ability to receive Benefit
                                     Contract death benefit     alternate rider death         Base in series of
                                         available (3)        benefit available; ability     payments instead of
                                                                 to receive Remaining       Contract death benefit
                                                                Guaranteed Withdrawal
                                                                 Amount in series of
                                                                 payments instead of
                                                                Contract death benefit
---------------------------------------------------------------------------------------------------------------------
CurrentCharges (4)                        GMIB Plus II          LWG II: 1.25% (Single        Enhanced GWB: 0.55%
                                             1.00%              Life version) or 1.50%
                                                                 (Joint Life version)
---------------------------------------------------------------------------------------------------------------------

-----------

* For a description of the following riders (GMIB Plus I, GMIB II, GMIB I, LWGI, GWB, GMAB) that are not longer available, please see "Living Benefits" above.


/1/ Withdrawals will reduce the living and death benefits and Account Balance.

/2/ For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

/3/ If the Contract is annuitized, income payments may be guaranteed for a certain period of time (depending on the income payment type selected) and therefore payable upon death of the annuitant. See "Pay-Out Options" and the rider descriptions for more information.

/4/ Certain charges may increase upon a Reset or Step-Up. Generally, charges are assessed as a percentage of the guaranteed benefit rather than Account Balance. For example, the charge for GMIB II is 0.50% of the Income Base. See the Charges section and the individual rider descriptions for more information.

/5/ For Contracts issued in New York State, the charge for GMIB Plus II is
    0.95% of the Income Base.

PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before you annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized, you are ineligible to receive the Death Benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your Contract terminates the rider, including any Death Benefit provided by the rider and any Guaranteed Principal Option or Guaranteed Principal Adjustment (for GMIB Plus I and GMIB Plus II or Lifetime Withdrawal Guarantees, respectively) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit) that may also be provided by the rider.

When considering a pay-out option, you should think about whether you want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when you decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income you need;

..   The amount you expect to receive from other sources;

..   The growth potential of other investments; and

..   How long you would like your income to be guaranteed.


The following income payment types are currently available. We may make available other income payment types if you so request and we agree. Where required by state law or under a qualified retirement plan, the annuitant's sex will be not taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited.


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Basic Death Benefit Separate
    Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed
Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the investment division. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.

For us to process a reallocation, you must tell us:

..   The percentage of the income payment to be reallocated;

..   The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

..   The investment divisions from which you want to reallocate your income payment.

We may require that you use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

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..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Please see the "Transfer Privilege" section regarding our market timing policies and procedures.

CHARGES


   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

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GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

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If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

..   any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the contract owner of the Deferred Annuity and continue the Contract. We permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

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MISSTATEMENT

We may require proof of age or sex (where permitted) of the Owner, annuitant or beneficiary before making any payments under this Contract that are measured by the Owner's, annuitant's or beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.

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CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is
calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, the Guaranteed Withdrawal Benefits or Guaranteed Minimum Accumulation Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, Guaranteed Minimum Accumulation Benefit or the Guaranteed Withdrawal Benefits. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

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We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

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If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


MetLife Investors Distribution Company (''MLIDC'') is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission (''SEC'') under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. (''MSI''), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities

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Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

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MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

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FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity.

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INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

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GENERAL

   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rule in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                                           Type of Contract
                                                                                         --------------------
                                                                                            Non    Trad. Roth SIMPLE
                                                                                         Qualified  IRA  IRA   IRA*  SEP
                                                                                         --------- ----- ---- ------ ---

In a series of substantially equal payments made annually (or more frequently) for life
or life expectancy (SEPP)                                                                    x       x    x     x     x

After you die                                                                                x       x    x     x     x

After you become totally disabled (as defined in the Code)                                   x       x    x     x     x

To pay deductible medical expenses                                                                   x    x     x     x

To pay medical insurance premiums if you are unemployed                                              x    x     x     x

For qualified higher education expenses, or                                                          x    x     x     x

For qualified first time home purchases up to $10,000                                                x    x     x     x

After December 31, 1999 for IRS levies                                                               x    x     x     x

Certain immediate income annuities providing a series of substantially equal periodic
payments made annually (or more frequently) over the specified payment period                x

    * For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

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SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)
AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (including but not limited to the Earnings Preservation Benefit) and certain living benefits (e.g. Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

..   Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

..   Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.


..   Your Non-Qualified contract may be exchanged for another Non-Qualified annuity or a qualified long term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract or a qualified long term care contract in a tax-free Section 1035 exchange.

..   The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or income payments are made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exception may apply. It is not clear whether this guidance applies to partial exchange involving qualified long term care contract. Consult your own independent tax advisor prior to a partial exchange.


..   Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

..   Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

..   Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

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..   When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

..   In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non- natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.


Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract or qualified long term care contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.


Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10%

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
penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

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

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

GUARANTEED WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

..   Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

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

..   Possible taxation as if you were the contract owner of your portion of the
    Separate Account's assets.

..   Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.


You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years of participation in your employer's SIMPLE IRA plan) without incurring Federal income taxes if certain conditions are satisfied.


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).

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

..   If you are an active participant in a retirement plan of an employer, your contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.


You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, for a Contract owner who died in 2007, the five year period would end in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Consult your tax advisor.


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DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements for IRAs section for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

ROLLOVERS INTO YOUR SIMPLE IRA.

You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

ROLLOVERS FROM YOUR SIMPLE IRA.

Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).


Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover distribution occurs.


If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:

..   The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

..   The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.


Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of the taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.


The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

..   The first money withdrawn is any annual (non-conversion/rollover)
    contributions to the Roth IRA. These are received tax and penalty free.


..   The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the portion of the conversion/rollover contribution that was subject to income tax as a result of the conversion. As previously discussed, depending upon when it occurs, withdrawals of the taxable amounts converted may be subject to a penalty tax, or result in the acceleration of inclusion of income.


..   The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

..   We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION


You may convert/rollover a Traditional IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA.


Except to the extent you have non-deductible contributions, the amount converted from an existing IRA or eligible retirement plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)


For conversions occurring in 2010, the taxable amount distributed (or treated as distributed) in 2010 and then converted into a Roth IRA may be included in your taxable income ratably over 2011 and 2012 and does not have to be included in your taxable income in 2010.


Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.


Amounts converted from a Traditional IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA generally will be subject to income tax withholding. The amount withheld is determined by the Code.


If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009.


Note that where payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION

                                                                       PAGE

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   2

     PRINCIPAL UNDERWRITER............................................   2

     DISTRIBUTION AND PRINCIPAL UNDERWRITER AGREEMENT.................   2

     EXPERIENCE FACTOR................................................   2

     VARIABLE INCOME PAYMENTS.........................................   3

     CALCULATING THE ANNUITY UNIT VALUE...............................   5

     ADVERTISEMENT OF THE SEPARATE ACCOUNT............................   6

     VOTING RIGHTS....................................................   9

     ERISA............................................................  10

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS.................  10

     WITHDRAWALS......................................................  11

     ACCUMULATION UNIT VALUES TABLES..................................  11

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.....................   1

     FINANCIAL STATEMENTS OF METLIFE.................................. F-1

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.



                     Non-Qualified IRA and SEP
                     Annuities     Annuities(1)
  California........ 2.35%         0.5%
  Florida (2)....... 1.0%          1.0%
  Maine............. 2.0%          --
  Nevada............ 3.5%          --
  Puerto Rico (3)... 1.0%          1.0%
  South Dakota (4).. 1.25%         --
  West Virginia..... 1.0%          1.0%
  Wyoming........... 1.0%          --

        ---
      /1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

      /2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.


       /3/We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

      /4/Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. A different share class of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Investment Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund Portfolios and lower Separate Account charges for the American Funds(R) Investment Divisions then in effect. Values after April 30, 2004 reflect the higher 12b-1 Plan fees and Separate Account charges currently in place. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the Enhanced Death Benefit, the optional Guaranteed Minimum Income Benefits, the optional Guaranteed Withdrawal Benefits, and the optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the Enhanced Death Benefit in lieu of the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the optional Guaranteed Minimum Income Benefit Plus II with the Earnings Preservation Benefit will result in a higher overall charge. The mix with the total lowest charge has these features:
B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.


                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE




                                                                          Beginning of               Number of
                                                                              Year     End of Year  Accumulation
                                                                          Accumulation Accumulation Units End of
Investment Division                                                  Year  Unit Value   Unit Value      Year
-------------------                                                  ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(o)/.......... 2008    $10.00       $ 6.96        412.25
                                                                     2009      6.96         8.80     11,907.08

American Funds Bond Division+ (Class 2)/(k)/........................ 2006     13.48        14.05      2,260.99
                                                                     2007     14.05        14.17      9,257.00
                                                                     2008     14.17        12.53      7,101.80
                                                                     2009     12.53        13.77      7,029.29

American Funds Global Small Capitalization Division+ (Class 2)/(c)/. 2001     13.39        13.03          0.00
                                                                     2002     13.03        10.29          0.00
                                                                     2003     10.29        15.42          0.00
                                                                     2004     15.42        18.19     13,630.80
                                                                     2005     18.19        22.25     19,596.91
                                                                     2006     22.25        26.94     24,763.77
                                                                     2007     26.94        31.92     28,149.24
                                                                     2008     31.92        14.47     23,694.86
                                                                     2009     14.47        22.78     22,122.14

                                                                                                       Beginning of
                                                                                                           Year     End of Year
                                                                                                       Accumulation Accumulation
Investment Division                                                                               Year  Unit Value   Unit Value
-------------------                                                                               ---- ------------ ------------
American Funds Growth Allocation Division (Class C)/(o)/......................................... 2008   $  9.99      $  6.32
                                                                                                  2009      6.32         8.27

American Funds Growth Division+ (Class 2)/(c)/................................................... 2001    105.45        95.15
                                                                                                  2002     95.15        70.14
                                                                                                  2003     70.14        93.63
                                                                                                  2004     93.63       102.78
                                                                                                  2005    102.78       116.54
                                                                                                  2006    116.54       125.35
                                                                                                  2007    125.35       137.40
                                                                                                  2008    137.40        75.11
                                                                                                  2009     75.11       102.18

American Funds Growth-Income Division+ (Class 2)/(c)/............................................ 2001     73.98        70.77
                                                                                                  2002     70.77        56.39
                                                                                                  2003     56.39        72.87
                                                                                                  2004     72.87        78.48
                                                                                                  2005     78.48        81.05
                                                                                                  2006     81.05        91.12
                                                                                                  2007     91.12        93.39
                                                                                                  2008     93.39        56.63
                                                                                                  2009     56.63        72.52

American Funds Moderate Allocation Division (Class C)/(o)/....................................... 2008     10.01         7.63
                                                                                                  2009      7.63         9.21

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/..... 2001     11.17        10.41
                                                                                                  2002     10.41         8.38
                                                                                                  2003      8.38        10.47

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/..... 2004     10.51        11.93
                                                                                                  2005     11.93        13.71
                                                                                                  2006     13.71        15.58
                                                                                                  2007     15.58        16.76
                                                                                                  2008     16.76         9.13
                                                                                                  2009      9.13        10.87

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/................................................................................. 2001     10.91        11.08
                                                                                                  2002     11.08        11.92
                                                                                                  2003     11.92        12.05

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B))..................................................................................... 2004     11.81        12.08
                                                                                                  2005     12.08        12.03
                                                                                                  2006     12.03        12.20
                                                                                                  2007     12.20        12.72
                                                                                                  2008     12.72        13.13
                                                                                                  2009     13.13        13.47

BlackRock Aggressive Growth Division (Class E)/(c)/.............................................. 2001     32.98        30.99
                                                                                                  2002     30.99        21.56
                                                                                                  2003     21.56        29.63

BlackRock Aggressive Growth Division (Class B)................................................... 2004     29.05        32.02
                                                                                                  2005     32.02        34.56
                                                                                                  2006     34.56        35.96
                                                                                                  2007     35.96        42.25
                                                                                                  2008     42.25        22.36
                                                                                                  2009     22.36        32.57


                                                                                                   Number of
                                                                                                  Accumulation
                                                                                                  Units End of
Investment Division                                                                                   Year
-------------------                                                                               ------------
American Funds Growth Allocation Division (Class C)/(o)/.........................................  111,993.18
                                                                                                   114,287.06

American Funds Growth Division+ (Class 2)/(c)/...................................................        0.00
                                                                                                         0.00
                                                                                                         0.00
                                                                                                    11,491.63
                                                                                                    11,889.33
                                                                                                    12,469.33
                                                                                                    11,555.27
                                                                                                    10,853.89
                                                                                                     8,780.01

American Funds Growth-Income Division+ (Class 2)/(c)/............................................        0.00
                                                                                                         0.00
                                                                                                         0.00
                                                                                                    11,225.16
                                                                                                    10,819.00
                                                                                                    13,217.06
                                                                                                    13,454.75
                                                                                                    10,951.54
                                                                                                    10,577.71

American Funds Moderate Allocation Division (Class C)/(o)/.......................................   11,468.33
                                                                                                    32,417.74

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/.....        0.00
                                                                                                         0.00
                                                                                                         0.00

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/.....      206.73
                                                                                                     6,088.01
                                                                                                    11,733.97
                                                                                                     7,917.55
                                                                                                     5,767.09
                                                                                                     4,565.85

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................................................................        0.00
                                                                                                         0.00
                                                                                                         0.00

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)).....................................................................................   68,675.99
                                                                                                   104,347.97
                                                                                                   175,669.65
                                                                                                   164,982.41
                                                                                                   106,196.81
                                                                                                    96,300.15

BlackRock Aggressive Growth Division (Class E)/(c)/..............................................        0.00
                                                                                                         0.00
                                                                                                         0.00

BlackRock Aggressive Growth Division (Class B)...................................................      470.09
                                                                                                       351.47
                                                                                                       342.15
                                                                                                     1,604.22
                                                                                                     5,150.56
                                                                                                     4,551.30

                                                                                                            Beginning of
                                                                                                                Year
                                                                                                            Accumulation
Investment Division                                                                                    Year  Unit Value
-------------------                                                                                    ---- ------------
BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/........................... 2001    $34.86
                                                                                                       2002     35.69

BlackRock Bond Income Division (Class E)/(a)/......................................................... 2002     35.97
                                                                                                       2003     37.72

BlackRock Bond Income Division (Class B).............................................................. 2004     35.93
                                                                                                       2005     37.01
                                                                                                       2006     36.95
                                                                                                       2007     37.60
                                                                                                       2008     38.96
                                                                                                       2009     36.67

BlackRock Diversified Division (Class E)/(c)/......................................................... 2001     32.43
                                                                                                       2002     31.50
                                                                                                       2003     26.49

BlackRock Diversified Division (Class B).............................................................. 2004     30.09
                                                                                                       2005     32.27
                                                                                                       2006     32.43
                                                                                                       2007     34.94
                                                                                                       2008     36.06
                                                                                                       2009     26.44

BlackRock Large Cap Core Division* (Class B)/(m)/..................................................... 2007     63.00
                                                                                                       2008     63.16
                                                                                                       2009     38.69

BlackRock Large Cap Division (Class E)/(c)/........................................................... 2001     59.93
                                                                                                       2002     55.73
                                                                                                       2003     40.18

BlackRock Large Cap Division (Class B)................................................................ 2004     49.31
                                                                                                       2005     54.09
                                                                                                       2006     54.62
                                                                                                       2007     60.76

BlackRock Large Cap Value Division (Class E)/(d)/..................................................... 2002     10.00
                                                                                                       2003      7.87

BlackRock Large Cap Value Division (Class B).......................................................... 2004     10.49
                                                                                                       2005     11.51
                                                                                                       2006     11.87
                                                                                                       2007     13.83
                                                                                                       2008     13.93
                                                                                                       2009      8.83

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/............................................. 2004     21.29
                                                                                                       2005     23.19
                                                                                                       2006     24.19
                                                                                                       2007     24.56
                                                                                                       2008     28.42
                                                                                                       2009     17.58

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI Large Cap Division (Class B)/(k)(p)/. 2006     15.66
                                                                                                       2007     15.75
                                                                                                       2008     15.96
                                                                                                       2009      8.58

BlackRock Money Market Division (Class E)/(f)/........................................................ 2003     18.93


                                                                                                                     Number of
                                                                                                       End of Year  Accumulation
                                                                                                       Accumulation Units End of
Investment Division                                                                                     Unit Value      Year
-------------------                                                                                    ------------ ------------
BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/...........................   $ 35.69          0.00
                                                                                                          320.53          0.00

BlackRock Bond Income Division (Class E)/(a)/.........................................................     37.72          0.00
                                                                                                           38.96          0.00

BlackRock Bond Income Division (Class B)..............................................................     37.01      4,465.70
                                                                                                           36.95      7,893.69
                                                                                                           37.60      8,645.26
                                                                                                           38.96     12,697.65
                                                                                                           36.67      9,177.68
                                                                                                           39.13      8,186.58

BlackRock Diversified Division (Class E)/(c)/.........................................................     31.50          0.00
                                                                                                           26.49          0.00
                                                                                                           31.17          0.00

BlackRock Diversified Division (Class B)..............................................................     32.27      6,385.61
                                                                                                           32.43     15,553.06
                                                                                                           34.94     17,189.51
                                                                                                           36.06      6,540.78
                                                                                                           26.44      4,369.81
                                                                                                           30.23      3,973.04

BlackRock Large Cap Core Division* (Class B)/(m)/.....................................................     63.16        368.02
                                                                                                           38.69        807.79
                                                                                                           45.07        693.76

BlackRock Large Cap Division (Class E)/(c)/...........................................................     55.73          0.00
                                                                                                           40.18          0.00
                                                                                                           51.07          0.00

BlackRock Large Cap Division (Class B)................................................................     54.09        253.57
                                                                                                           54.62        367.03
                                                                                                           60.76        366.86
                                                                                                           63.54          0.00

BlackRock Large Cap Value Division (Class E)/(d)/.....................................................      7.87          0.00
                                                                                                           10.42          0.00

BlackRock Large Cap Value Division (Class B)..........................................................     11.51     18,591.97
                                                                                                           11.87     20,493.04
                                                                                                           13.83     18,855.81
                                                                                                           13.93     27,445.10
                                                                                                            8.83     22,432.06
                                                                                                            9.59     13,124.41

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/.............................................     23.19      1,500.34
                                                                                                           24.19      2,741.85
                                                                                                           24.56      6,579.00
                                                                                                           28.42      8,317.88
                                                                                                           17.58     14,557.19
                                                                                                           23.46     10,163.65

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI Large Cap Division (Class B)/(k)(p)/.     15.75          0.00
                                                                                                           15.96          0.00
                                                                                                            8.58          0.00
                                                                                                            8.92          0.00

BlackRock Money Market Division (Class E)/(f)/........................................................     18.72         82.45

                                                           Beginning of               Number of
                                                               Year     End of Year  Accumulation
                                                           Accumulation Accumulation Units End of
Investment Division                                   Year  Unit Value   Unit Value      Year
-------------------                                   ---- ------------ ------------ ------------
BlackRock Money Market Division (Class B)............ 2004    $18.23       $18.06           0.00
                                                      2005     18.06        18.11           0.00
                                                      2006     18.11        18.51           0.00
                                                      2007     18.51        18.96           0.00
                                                      2008     18.96        19.01       6,331.55
                                                      2009     19.01        18.62       5,711.69

BlackRock Strategic Value Division (Class E)/(c)/.... 2001     14.08        13.79           0.00
                                                      2002     13.79        10.58           0.00
                                                      2003     10.58        15.50           0.00

BlackRock Strategic Value Division (Class B)......... 2004     15.56        17.40      22,097.11
                                                      2005     17.40        17.67      44,679.62
                                                      2006     17.67        20.11      47,952.92
                                                      2007     20.11        18.93      45,574.31
                                                      2008     18.93        11.36      31,573.50
                                                      2009     11.36        12.53      26,631.27

Clarion Global Real Estate Division (Class B))/(i)/.. 2004      9.99        12.75      17,259.85
                                                      2005     12.75        14.12      62,406.06
                                                      2006     14.12        18.99     103,829.51
                                                      2007     18.99        15.77      80,509.83
                                                      2008     15.77         8.98      43,231.44
                                                      2009      8.98        11.83      40,055.85

Davis Venture Value Division (Class E)/(c)/.......... 2001     25.57        24.79           0.00
                                                      2002     24.79        20.22           0.00
                                                      2003     20.22        25.83           0.00

Davis Venture Value Division (Class B)............... 2004     26.22        28.05       4,134.00
                                                      2005     28.05        30.16      14,938.08
                                                      2006     30.16        33.70      22,597.68
                                                      2007     33.70        34.36      22,729.70
                                                      2008     34.36        20.30      13,575.92
                                                      2009     20.30        26.12      11,771.85

FI Mid Cap Opportunities Division (Class E)/(c)(h)/.. 2001     17.49        15.00           0.00
                                                      2002     15.00        10.39           0.00
                                                      2003     10.39        13.66           0.00

FI Mid Cap Opportunities Division (Class B).......... 2004     13.73        15.37         893.10
                                                      2005     15.37        16.02       3,485.86
                                                      2006     16.02        17.47       8,070.45
                                                      2007     17.47        18.45       8,128.61
                                                      2008     18.45         8.03       7,520.42
                                                      2009      8.03        10.49       4,004.17

FI Value Leaders Division (Class E)/(d)/............. 2002     20.96        17.15           0.00
                                                      2003     17.15        21.24           0.00

FI Value Leaders Division (Class B).................. 2004     20.84        23.36       1,782.38
                                                      2005     23.36        25.22       5,676.29
                                                      2006     25.22        27.52      10,229.10
                                                      2007     27.52        27.95       5,072.74
                                                      2008     27.95        16.63       4,622.22
                                                      2009     16.63        19.74       3,951.38

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.74           0.00
                                                      2003      8.74        11.54           0.00

                                                                                           Beginning of               Number of
                                                                                               Year     End of Year  Accumulation
                                                                                           Accumulation Accumulation Units End of
Investment Division                                                                   Year  Unit Value   Unit Value      Year
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)...................................... 2004   $ 11.75      $ 13.56      6,279.34
                                                                                      2005     13.56        15.14     13,426.94
                                                                                      2006     15.14        19.07     21,768.49
                                                                                      2007     19.07        18.43     37,386.16
                                                                                      2008     18.43        10.64     17,901.75
                                                                                      2009     10.64        16.13     14,682.63

Janus Forty Division (Class B)/(n)/.................................................. 2007    116.32       141.83      1,112.92
                                                                                      2008    141.83        80.39      6,337.55
                                                                                      2009     80.39       112.23      5,447.79

Jennison Growth Division (Class B)/(g)/.............................................. 2005      3.88         4.64      3,987.32
                                                                                      2006      4.64         4.65      9,269.22
                                                                                      2007      4.65         5.06     11,750.99
                                                                                      2008      5.06         3.14     18,853.62
                                                                                      2009      3.14         4.28     15,098.89

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/.... 2001      5.33         4.84          0.00
                                                                                      2002      4.84         3.36          0.00
                                                                                      2003      3.36         4.13          0.00

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/....... 2004      4.07         4.22      3,585.58
                                                                                      2005      4.22         3.84      4,660.68

Lazard Mid Cap Division (Class E)/(d)/............................................... 2002     11.33         9.57          0.00
                                                                                      2003      9.57        11.82          0.00

Lazard Mid Cap Division (Class B).................................................... 2004     12.27        13.17        492.49
                                                                                      2005     13.17        13.91        521.73
                                                                                      2006     13.91        15.59        805.23
                                                                                      2007     15.59        14.82      3,369.92
                                                                                      2008     14.82         8.93      3,398.11
                                                                                      2009      8.93        11.94      2,095.94

Legg Mason Partners Aggressive Growth (Class E)/(e)/................................. 2003      5.46         6.62          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/................................. 2001      8.84         7.70          0.00
                                                                                      2002      7.70         5.21          0.00
                                                                                      2003      5.21         6.62          0.00

Legg Mason Partners Aggressive Growth (Class B)...................................... 2004      6.41         6.93      2,180.74
                                                                                      2005      6.93         7.69      9,274.78
                                                                                      2006      7.69         7.38     14,905.88
                                                                                      2007      7.38         7.38      9,416.59
                                                                                      2008      7.38         4.39      9,644.05
                                                                                      2009      4.39         5.71      4,797.99

Legg Mason Value Equity (Class B)/(l)/............................................... 2006      8.78         9.35        496.66
                                                                                      2007      9.35         8.60        454.92
                                                                                      2008      8.60         3.81        454.01
                                                                                      2009      3.81         5.14        453.99

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/. 2001      8.54         8.09          0.00
                                                                                      2002      8.09         6.31          0.00
                                                                                      2003      6.31         7.49          0.00

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/.... 2004      7.35         8.10        813.14
                                                                                      2005      8.10         8.46          0.00
                                                                                      2006      8.46         8.81          0.00

                                                                                                           Beginning of
                                                                                                               Year
                                                                                                           Accumulation
Investment Division                                                                                   Year  Unit Value
-------------------                                                                                   ---- ------------
Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/..... 2001    $21.50
                                                                                                      2002     20.96
                                                                                                      2003     16.05

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B).......... 2004     21.40
                                                                                                      2005     24.10
                                                                                                      2006     25.13
                                                                                                      2007     28.58
                                                                                                      2008     31.18
                                                                                                      2009     19.48

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/..................................................................................... 2001      9.15
                                                                                                      2002      8.74
                                                                                                      2003      6.16

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B).......................................................................................... 2004      8.57
                                                                                                      2005      9.43
                                                                                                      2006      9.62
                                                                                                      2007     10.32
                                                                                                      2008     10.52
                                                                                                      2009      6.03

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/. 2001     10.34
                                                                                                      2002     10.05
                                                                                                      2003     14.43

Lord Abbett Bond Debenture Division (Class E)/(b)/................................................... 2002     10.31
                                                                                                      2003      9.94
                                                                                                      2004     11.59

Lord Abbett Bond Debenture Division (Class B)........................................................ 2004     14.84
                                                                                                      2005     15.72
                                                                                                      2006     15.59
                                                                                                      2007     16.63
                                                                                                      2008     17.31
                                                                                                      2009     13.77

Met/AIM Small Cap Growth Division (Class E)/(d)/..................................................... 2002     11.17
                                                                                                      2003      8.39

Met/AIM Small Cap Growth Division (Class B).......................................................... 2004     11.10
                                                                                                      2005     11.82
                                                                                                      2006     12.51
                                                                                                      2007     13.96
                                                                                                      2008     15.15
                                                                                                      2009      9.07

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/.... 2001     23.58
                                                                                                      2002     24.30
                                                                                                      2003     21.61

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B))......... 2004     27.27
                                                                                                      2005     29.42
                                                                                                      2006     31.55
                                                                                                      2007     34.58
                                                                                                      2008     31.40
                                                                                                      2009     16.53


                                                                                                                    Number of
                                                                                                      End of Year  Accumulation
                                                                                                      Accumulation Units End of
Investment Division                                                                                    Unit Value      Year
-------------------                                                                                   ------------ ------------
Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/.....    $20.96          0.00
                                                                                                          16.05          0.00
                                                                                                          21.38          0.00

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B)..........     24.10        117.66
                                                                                                          25.13      2,403.10
                                                                                                          28.58      7,496.79
                                                                                                          31.18      8,345.65
                                                                                                          19.48      7,015.22
                                                                                                          24.73      6,016.67

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.....................................................................................      8.74          0.00
                                                                                                           6.16          0.00
                                                                                                           8.71          0.00

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B)..........................................................................................      9.43      2,857.38
                                                                                                           9.62      1,790.05
                                                                                                          10.32      5,012.27
                                                                                                          10.52      3,786.65
                                                                                                           6.03      3,041.61
                                                                                                           7.64      1,815.08

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/.     10.05          0.00
                                                                                                          14.43          0.00
                                                                                                          16.83          0.00

Lord Abbett Bond Debenture Division (Class E)/(b)/...................................................      9.94          0.00
                                                                                                          11.59          0.00
                                                                                                          12.26      6,995.83

Lord Abbett Bond Debenture Division (Class B)........................................................     15.72      5,296.69
                                                                                                          15.59      9,814.85
                                                                                                          16.63     11,157.25
                                                                                                          17.31     19,214.94
                                                                                                          13.77     18,982.21
                                                                                                          18.41     17,167.88

Met/AIM Small Cap Growth Division (Class E)/(d)/.....................................................      8.39          0.00
                                                                                                          11.41          0.00

Met/AIM Small Cap Growth Division (Class B)..........................................................     11.82      1,582.34
                                                                                                          12.51      7,237.93
                                                                                                          13.96      9,838.79
                                                                                                          15.15      5,026.02
                                                                                                           9.07      1,675.61
                                                                                                          11.86      1,727.70

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/....     24.30          0.00
                                                                                                          21.61          0.00
                                                                                                          27.98          0.00

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B)).........     29.42      5,359.15
                                                                                                          31.55     13,128.60
                                                                                                          34.58     13,048.19
                                                                                                          31.40     10,632.92
                                                                                                          16.53      9,683.33
                                                                                                          22.81      9,928.94

                                                             Beginning of               Number of
                                                                 Year     End of Year  Accumulation
                                                             Accumulation Accumulation Units End of
Investment Division                                     Year  Unit Value   Unit Value      Year
-------------------                                     ---- ------------ ------------ ------------
Met/Franklin Income Division/(o)/...................... 2008    $ 9.99       $ 7.93        218.39
                                                        2009      7.93         9.91      5,230.87

Met/Franklin Mutual Shares Division/(o)/............... 2008      9.99         6.55          0.00
                                                        2009      6.55         8.00      1,120.63

Met/Franklin Templeton Founding Strategy Division/(o)/. 2008      9.99         6.99          0.00
                                                        2009      6.99         8.78      1,691.37

Met/Templeton Growth Division/(o)/..................... 2008      9.99         6.52          0.00
                                                        2009      6.52         8.46          0.00

MetLife Mid Cap Stock Index Division (Class E)/(c)/.... 2001     10.33        10.18          0.00
                                                        2002     10.18         8.45          0.00
                                                        2003      8.45        11.14          0.00

MetLife Mid Cap Stock Index Division (Class B)......... 2004     11.25        12.53     29,621.98
                                                        2005     12.53        13.72     34,678.10
                                                        2006     13.72        14.72     40,318.22
                                                        2007     14.72        15.47     34,384.52
                                                        2008     15.47         9.62     32,274.06
                                                        2009      9.62        12.85     27,712.70

MetLife Stock Index Division (Class E)/(c)/............ 2001     34.43        32.39          0.00
                                                        2002     32.39        24.56          0.00
                                                        2003     24.56        30.72          0.00

MetLife Stock Index Division (Class B)................. 2004     29.89        32.20     64,157.86
                                                        2005     32.20        32.84     82,221.18
                                                        2006     32.84        36.97     92,276.05
                                                        2007     36.97        37.93     85,289.32
                                                        2008     37.93        23.25     84,347.16
                                                        2009     23.25        28.61     71,716.73

MFS(R) Research International Division (Class E)/(c)/.. 2001      8.98         8.32          0.00
                                                        2002      8.32         7.18          0.00
                                                        2003      7.18         9.27          0.00

MFS(R) Research International Division (Class B)....... 2004      9.46        10.80      4,438.20
                                                        2005     10.80        12.29      5,803.58
                                                        2006     12.29        15.20      8,237.59
                                                        2007     15.20        16.83     20,401.23
                                                        2008     16.83         9.48     16,044.22
                                                        2009      9.48        12.19     13,178.08

MFS(R) Total Return Division (Class B)/(i)/............ 2004     31.54        34.09        166.11
                                                        2005     34.09        34.27        847.21
                                                        2006     34.27        37.49        504.29
                                                        2007     37.49        38.14      8,629.69
                                                        2008     38.14        28.94      6,112.80
                                                        2009     28.94        33.46      6,808.48

MFS(R) Value Division (Class E)/(c)/................... 2001     11.37        11.16          0.00
                                                        2002     11.16         9.35          0.00
                                                        2003      9.35        11.46          0.00

MFS(R) Value Division (Class B)........................ 2004     11.54        12.38     11,105.37
                                                        2005     12.38        11.90     18,025.09
                                                        2006     11.90        13.71     15,566.56
                                                        2007     13.71        12.86     24,430.23
                                                        2008     12.86         8.33     12,126.59
                                                        2009      8.33         9.81     10,686.78

                                                               Beginning of               Number of
                                                                   Year     End of Year  Accumulation
                                                               Accumulation Accumulation Units End of
Investment Division                                       Year  Unit Value   Unit Value      Year
-------------------                                       ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/..... 2001    $ 9.15       $ 8.37          0.00
                                                          2002      8.37         6.81          0.00
                                                          2003      6.81         9.14          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.10        10.52     54,022.71
                                                          2005     10.52        11.61     60,495.83
                                                          2006     11.61        14.23     64,630.68
                                                          2007     14.23        15.37     70,746.36
                                                          2008     15.37         8.68     60,820.49
                                                          2009      8.68        10.88     53,870.09

Neuberger Berman Mid Cap Value Division (Class E)/(c)/... 2001     15.00        14.64          0.00
                                                          2002     14.64        12.92          0.00
                                                          2003     12.92        17.22          0.00

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.66        20.48      9,930.93
                                                          2005     20.48        22.40     23,315.35
                                                          2006     22.40        24.35     33,167.26
                                                          2007     24.35        24.55     34,211.63
                                                          2008     24.55        12.60     24,143.27
                                                          2009     12.60        18.19     19,651.37

Oppenheimer Capital Appreciation Division (Class B)/(j)/. 2005      7.65         8.25          0.00
                                                          2006      8.25         8.68          0.00
                                                          2007      8.68         9.70      2,709.85
                                                          2008      9.70         5.12      4,618.19
                                                          2009      5.12         7.19      3,783.20

Oppenheimer Global Equity Division (Class E)/(c)/........ 2001     12.43        11.67          0.00
                                                          2002     11.67         9.57          0.00
                                                          2003      9.57        12.19          0.00

Oppenheimer Global Equity Division (Class B)............. 2004     11.95        13.70      2,158.26
                                                          2005     13.70        15.53      2,542.63
                                                          2006     15.53        17.67      9,884.47
                                                          2007     17.67        18.34      8,128.40
                                                          2008     18.34        10.65      9,320.55
                                                          2009     10.65        14.55      9,028.03

PIMCO Inflation Protected Bond Division (Class B)/(k)/... 2006     10.70        10.74     11,668.63
                                                          2007     10.74        11.63      5,173.12
                                                          2008     11.63        10.58     52,328.27
                                                          2009     10.58        12.20     59,007.34

PIMCO Total Return Division (Class E)/(c)/............... 2001     10.20        10.36          0.00
                                                          2002     10.36        11.07          0.00
                                                          2003     11.07        11.30          0.00

PIMCO Total Return Division (Class B).................... 2004     11.33        11.67     15,237.83
                                                          2005     11.67        11.66     36,721.36
                                                          2006     11.66        11.91     38,133.46
                                                          2007     11.91        12.52     34,418.86
                                                          2008     12.52        12.29     35,120.75
                                                          2009     12.29        14.17     31,646.98

RCM Tecnology Division (Class E)/(c)/.................... 2001      7.02         6.04          0.00
                                                          2002      6.04         2.92          0.00
                                                          2003      2.92         4.49          0.00

                                                             Beginning of               Number of
                                                                 Year     End of Year  Accumulation
                                                             Accumulation Accumulation Units End of
Investment Division                                     Year  Unit Value   Unit Value      Year
-------------------                                     ---- ------------ ------------ ------------
RCM Technology Division (Class B)...................... 2004    $ 4.04       $ 4.19        476.42
                                                        2005      4.19         4.54      2,929.51
                                                        2006      4.54         4.68      8,407.27
                                                        2007      4.68         6.01     42,291.29
                                                        2008      6.01         3.26     43,620.83
                                                        2009      3.26         5.07     40,382.60

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.73        11.63          0.00
                                                        2002     11.63         9.03          0.00
                                                        2003      9.03        12.88          0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.82        14.59     34,337.97
                                                        2005     14.59        14.87     37,915.77
                                                        2006     14.87        17.09     33,144.79
                                                        2007     17.09        16.41     33,390.67
                                                        2008     16.41        10.64     24,804.11
                                                        2009     10.64        13.06     20,687.61

SSgA Growth ETF Division (Class B)/(k)/................ 2006     10.64        11.28          0.00
                                                        2007     11.28        11.65     12,944.63
                                                        2008     11.65         7.63        614.50
                                                        2009      7.63         9.62        505.52

SSgA Growth and Income ETF Division (Class B)/(k)/..... 2006     10.45        11.03          0.00
                                                        2007     11.03        11.36        245.33
                                                        2008     11.36         8.32      1,439.57
                                                        2009      8.32        10.15      1,728.44

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.37        11.19          0.00
                                                        2002     11.19         8.39          0.00
                                                        2003      8.39        10.71          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.62        11.44      2,945.42
                                                        2005     11.44        11.89      7,481.91
                                                        2006     11.89        13.12      6,550.37
                                                        2007     13.12        13.99     10,385.59
                                                        2008     13.99         7.93     12,169.18
                                                        2009      7.93        11.09     10,461.41

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.60         8.19          0.00
                                                        2002      8.19         4.47          0.00
                                                        2003      4.47         5.98          0.00

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.09         6.87     22,926.76
                                                        2005      6.87         7.69     42,374.54
                                                        2006      7.69         7.98     56,689.17
                                                        2007      7.98         9.18     41,537.89
                                                        2008      9.18         5.40     48,436.73
                                                        2009      5.40         7.68     45,199.89

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.79        11.56          0.00
                                                        2002     11.56         8.27          0.00
                                                        2003      8.27        11.37          0.00

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.60        12.30      1,150.84
                                                        2005     12.30        13.31      1,258.39
                                                        2006     13.31        13.48      6,599.94
                                                        2007     13.48        14.42      3,920.01
                                                        2008     14.42         8.97      4,219.15
                                                        2009      8.97        12.16      6,530.70

                                                                                    Beginning of               Number of
                                                                                        Year     End of Year  Accumulation
                                                                                    Accumulation Accumulation Units End of
Investment Division                                                            Year  Unit Value   Unit Value      Year
-------------------                                                            ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/. 2001    $14.66       $14.89           0.00
                                                                               2002     14.89        15.91           0.00
                                                                               2003     15.91        17.50           0.00

Western Asset Management Strategic Bond Opportunities Division (Class B)...... 2004     17.12        18.04      11,888.85
                                                                               2005     18.04        18.09      30,125.39
                                                                               2006     18.09        18.53      34,601.97
                                                                               2007     18.53        18.78      31,440.86
                                                                               2008     18.78        15.55      23,086.19
                                                                               2009     15.55        20.05      18,905.10

Western Asset Management U.S Government Division (Class E)/(c)/............... 2001     13.63        13.85           0.00
                                                                               2002     13.85        14.56           0.00
                                                                               2003     14.56        14.45           0.00

Western Asset Management U.S Government Division (Class B).................... 2004     14.15        14.40       9,018.77
                                                                               2005     14.40        14.27      21,812.04
                                                                               2006     14.27        14.49      16,953.71
                                                                               2007     14.49        14.73      18,818.23
                                                                               2008     14.73        14.32      21,805.55
                                                                               2009     14.32        14.57      18,691.73

MetLife Aggressive Allocation Division (Class B)/(j)/......................... 2005      9.99        11.08          66.32
                                                                               2006     11.08        12.52      22,474.20
                                                                               2007     12.52        12.64      24,687.28
                                                                               2008     12.64         7.35      21,574.44
                                                                               2009      7.35         9.45      36,464.21

MetLife Conservative Allocation Division (Class B)/(j)/....................... 2005      9.99        10.23       2,651.88
                                                                               2006     10.23        10.69       2,557.48
                                                                               2007     10.69        11.03       2,357.64
                                                                               2008     11.03         9.23       3,329.81
                                                                               2009      9.23        10.87      12,640.10

MetLife Conservative to Moderate Allocation Division (Class B)/(j)/........... 2005      9.99        10.45      42,338.63
                                                                               2006     10.45        11.17     186,748.34
                                                                               2007     11.17        11.45     213,396.47
                                                                               2008     11.45         8.77     140,729.65
                                                                               2009      8.77        10.60     129,842.31

MetLife Moderate Allocation Division (Class B)/(j)/........................... 2005      9.99        10.68      26,758.05
                                                                               2006     10.68        11.67     135,735.37
                                                                               2007     11.67        11.90     384,431.59
                                                                               2008     11.90         8.30     210,997.07
                                                                               2009      8.30        10.26     201,032.98

MetLife Moderate to Aggressive Allocation Division (Class B)/(j)/............. 2005      9.99        10.90       3,633.02
                                                                               2006     10.90        12.17     295,572.42
                                                                               2007     12.17        12.35     397,849.27
                                                                               2008     12.35         7.83     104,859.66
                                                                               2009      7.83         9.88     126,014.39

At 2.55 Separate Account Charge:

American Funds Bond Division (Class 2)/(k)/................................... 2006     13.36        13.92       5,946.69
                                                                               2007     13.92        14.02       7,845.31
                                                                               2008     14.02        12.39       4,754.23
                                                                               2009     12.39        13.60       3,374.12

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division (Class 2)/(c)/. 2004   $ 15.33      $ 18.07     15,247.27
                                                                    2005     18.07        22.08     29,683.18
                                                                    2006     22.08        26.71     44,812.05
                                                                    2007     26.71        31.61     52,489.35
                                                                    2008     31.61        14.32     47,184.56
                                                                    2009     14.32        22.52     42,773.75

American Funds Growth Division (Class 2)/(c)/...................... 2004     91.79       100.65      7,212.98
                                                                    2005    100.65       114.01     12,716.12
                                                                    2006    114.01       122.51     16,853.27
                                                                    2007    122.51       134.15     16,934.86
                                                                    2008    134.15        73.26     14,663.23
                                                                    2009     73.26        99.56     13,515.46

American Funds Growth-Income Division (Class 2)/(c)/............... 2004     71.43        76.85      7,041.60
                                                                    2005     76.85        79.29     13,993.24
                                                                    2006     79.29        89.06     19,606.13
                                                                    2007     89.06        91.18     23,431.93
                                                                    2008     91.18        55.23     16,761.80
                                                                    2009     55.23        70.67     15,064.49

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE




                                                                                                   Beginning of
                                                                                                       Year     End of Year
                                                                                                   Accumulation Accumulation
Investment Division                                                                           Year  Unit Value   Unit Value
-------------------                                                                           ---- ------------ ------------
American Funds Balanced Allocation Division (Class C)/(o)/................................... 2008   $ 10.00      $  7.01
                                                                                              2009      7.01         8.96

American Funds Bond Division+ (Class 2)/(k)/................................................. 2006     14.82        15.56
                                                                                              2007     15.56        15.85
                                                                                              2008     15.85        14.17
                                                                                              2009     14.17        15.73

American Funds Global Small Capitalization Division+ (Class 2)/(c)/.......................... 2001     13.86        13.54
                                                                                              2002     13.54        10.81
                                                                                              2003     10.81        16.37
                                                                                              2004     16.37        19.51
                                                                                              2005     19.51        24.12
                                                                                              2006     24.12        29.51
                                                                                              2007     29.51        35.33
                                                                                              2008     35.33        16.19
                                                                                              2009     16.19        25.75

American Funds Growth Allocation Division (Class C)/(o)/..................................... 2008      9.99         6.36
                                                                                              2009      6.36         8.42

American Funds Growth Division+ (Class 2)/(c)/............................................... 2001    126.65       114.77
                                                                                              2002    114.77        85.50
                                                                                              2003     85.50       115.34
                                                                                              2004    115.34       127.95
                                                                                              2005    127.95       146.61
                                                                                              2006    146.61       159.35
                                                                                              2007    159.35       176.52
                                                                                              2008    176.52        97.52
                                                                                              2009     97.52       134.07

American Funds Growth-Income Division+ (Class 2)/(c)/........................................ 2001     88.85        85.37
                                                                                              2002     85.37        68.74
                                                                                              2003     68.74        89.76
                                                                                              2004     89.76        97.69
                                                                                              2005     97.69       101.96
                                                                                              2006    101.96       115.83
                                                                                              2007    115.83       119.97
                                                                                              2008    119.97        73.52
                                                                                              2009     73.52        95.15

American Funds Moderate Allocation Division (Class C)/(o)/................................... 2008     10.01         7.69
                                                                                              2009      7.69         9.37

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/. 2001     12.45        11.64
                                                                                              2002     11.64         9.47
                                                                                              2003      9.47        11.96

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/. 2004     12.05        13.78
                                                                                              2005     13.78        16.00
                                                                                              2006     16.00        18.37
                                                                                              2007     18.37        19.96
                                                                                              2008     19.96        10.99
                                                                                              2009     10.99        13.23


                                                                                               Number of
                                                                                              Accumulation
                                                                                              Units End of
Investment Division                                                                               Year
-------------------                                                                           -------------
American Funds Balanced Allocation Division (Class C)/(o)/...................................  5,363,317.01
                                                                                              18,010,048.59

American Funds Bond Division+ (Class 2)/(k)/.................................................    365,887.51
                                                                                                 768,194.65
                                                                                                 554,431.26
                                                                                                 461,528.53

American Funds Global Small Capitalization Division+ (Class 2)/(c)/..........................          0.00
                                                                                                 176,357.64
                                                                                                 793,521.46
                                                                                               1,684,630.59
                                                                                               1,942,621.89
                                                                                               2,014,130.80
                                                                                               2,066,061.06
                                                                                               1,676,113.20
                                                                                               1,627,893.35

American Funds Growth Allocation Division (Class C)/(o)/..................................... 11,381,509.85
                                                                                              21,656,706.19

American Funds Growth Division+ (Class 2)/(c)/...............................................          0.00
                                                                                                 100,894.63
                                                                                                 484,308.87
                                                                                                 832,307.70
                                                                                                 850,455.08
                                                                                                 855,979.03
                                                                                                 789,249.89
                                                                                                 685,332.95
                                                                                                 644,152.88

American Funds Growth-Income Division+ (Class 2)/(c)/........................................          0.00
                                                                                                 127,625.35
                                                                                                 634,858.72
                                                                                               1,040,319.53
                                                                                                 992,089.03
                                                                                                 915,468.87
                                                                                                 847,614.09
                                                                                                 701,937.54
                                                                                                 648,730.37

American Funds Moderate Allocation Division (Class C)/(o)/................................... 11,825,226.62
                                                                                              31,832,639.17

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/.          0.00
                                                                                                 178,292.61
                                                                                                 635,794.86

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/.    230,542.93
                                                                                                 882,635.15
                                                                                               1,788,847.70
                                                                                               2,326,601.22
                                                                                               3,102,643.46
                                                                                               3,503,823.36

                                                                                                       Beginning of
                                                                                                           Year     End of Year
                                                                                                       Accumulation Accumulation
Investment Division                                                                               Year  Unit Value   Unit Value
-------------------                                                                               ---- ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/................................................................................. 2001    $11.23       $11.46
                                                                                                  2002     11.46        12.45
                                                                                                  2003     12.45        12.72

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B))..................................................................................... 2004     12.51        12.89
                                                                                                  2005     12.89        12.96
                                                                                                  2006     12.96        13.29
                                                                                                  2007     13.29        14.00
                                                                                                  2008     14.00        14.61
                                                                                                  2009     14.61        15.14

BlackRock Aggressive Growth Division (Class E)/(c)/.............................................. 2001     37.91        35.78
                                                                                                  2002     35.78        25.16
                                                                                                  2003     25.16        34.93

BlackRock Aggressive Growth Division (Class B)................................................... 2004     34.38        38.15
                                                                                                  2005     38.15        41.61
                                                                                                  2006     41.61        43.76
                                                                                                  2007     43.76        51.95
                                                                                                  2008     51.95        27.79
                                                                                                  2009     27.79        40.90

BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/...................... 2001     42.17        43.36
                                                                                                  2002     43.36        46.31

BlackRock Bond Income Division (Class E)/(a)/.................................................... 2002     43.84        46.31
                                                                                                  2003     46.31        48.33

BlackRock Bond Income Division (Class B)......................................................... 2004     44.66        46.31
                                                                                                  2005     46.31        46.72
                                                                                                  2006     46.72        48.05
                                                                                                  2007     48.05        50.31
                                                                                                  2008     50.31        47.86
                                                                                                  2009     47.86        51.61

BlackRock Diversified Division (Class E)/(c)/.................................................... 2001     37.99        37.06
                                                                                                  2002     37.06        31.50
                                                                                                  2003     31.50        37.46

BlackRock Diversified Division (Class B)......................................................... 2004     36.28        39.19
                                                                                                  2005     39.19        39.79
                                                                                                  2006     39.79        43.33
                                                                                                  2007     43.33        45.19
                                                                                                  2008     45.19        33.48
                                                                                                  2009     33.48        38.69

BlackRock Large Cap Core Division* (Class B)/(m)/................................................ 2007     80.94        81.72
                                                                                                  2008     81.72        50.59
                                                                                                  2009     50.59        59.56

BlackRock Large Cap Division (Class E)/(c)/...................................................... 2001     72.49        67.70
                                                                                                  2002     67.70        49.33
                                                                                                  2003     49.33        63.36

BlackRock Large Cap Division (Class B)........................................................... 2004     61.39        67.81
                                                                                                  2005     67.81        69.20
                                                                                                  2006     69.20        77.79
                                                                                                  2007     77.79        81.62


                                                                                                   Number of
                                                                                                  Accumulation
                                                                                                  Units End of
Investment Division                                                                                   Year
-------------------                                                                               -------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................................................................          0.00
                                                                                                   1,271,700.30
                                                                                                   5,134,183.52

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)).....................................................................................  3,850,658.98
                                                                                                  11,887,466.57
                                                                                                  16,455,776.79
                                                                                                  20,099,380.29
                                                                                                  17,439,769.63
                                                                                                  22,571,032.66

BlackRock Aggressive Growth Division (Class E)/(c)/..............................................          0.00
                                                                                                      26,852.28
                                                                                                     154,691.04

BlackRock Aggressive Growth Division (Class B)...................................................     48,586.98
                                                                                                     126,036.87
                                                                                                     228,956.11
                                                                                                     383,639.24
                                                                                                     600,156.98
                                                                                                     831,307.99

BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/......................          0.00
                                                                                                           0.00

BlackRock Bond Income Division (Class E)/(a)/....................................................    207,477.01
                                                                                                     536,896.98

BlackRock Bond Income Division (Class B).........................................................    301,057.28
                                                                                                   1,046,108.64
                                                                                                   1,637,036.48
                                                                                                   1,973,936.78
                                                                                                   1,847,352.77
                                                                                                   2,153,908.25

BlackRock Diversified Division (Class E)/(c)/....................................................          0.00
                                                                                                     212,999.18
                                                                                                     752,001.31

BlackRock Diversified Division (Class B).........................................................    277,202.91
                                                                                                     535,541.81
                                                                                                     698,275.54
                                                                                                     830,380.34
                                                                                                     880,343.66
                                                                                                     925,517.53

BlackRock Large Cap Core Division* (Class B)/(m)/................................................    197,425.91
                                                                                                     268,816.94
                                                                                                     357,508.56

BlackRock Large Cap Division (Class E)/(c)/......................................................          0.00
                                                                                                      79,863.05
                                                                                                     303,829.18

BlackRock Large Cap Division (Class B)...........................................................     63,985.52
                                                                                                     115,756.61
                                                                                                     153,608.48
                                                                                                           0.00

                                                                                            Beginning of
                                                                                                Year     End of Year
                                                                                            Accumulation Accumulation
Investment Division                                                                    Year  Unit Value   Unit Value
-------------------                                                                    ---- ------------ ------------
BlackRock Large Cap Value Division (Class E)/(d)/..................................... 2002    $10.00       $ 7.93
                                                                                       2003      7.93        10.60

BlackRock Large Cap Value Division (Class B).......................................... 2004     10.72        11.84
                                                                                       2005     11.84        12.34
                                                                                       2006     12.34        14.52
                                                                                       2007     14.52        14.79
                                                                                       2008     14.79         9.47
                                                                                       2009      9.47        10.39

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/............................. 2004     23.52        25.80
                                                                                       2005     25.80        27.20
                                                                                       2006     27.20        27.91
                                                                                       2007     27.91        32.64
                                                                                       2008     32.64        20.41
                                                                                       2009     20.41        27.51

BlackRock Legacy Large Cap Growth Division -- Class B (formerly FI Large Cap Division
  (Class B)/(k)(p)/................................................................... 2006     17.34        17.56
                                                                                       2007     17.56        17.98
                                                                                       2008     17.98         9.77
                                                                                       2009      9.77        10.19

BlackRock Money Market Division (Class E)/(f)/........................................ 2003     23.28        23.18

BlackRock Money Market Division (Class B)............................................. 2004     22.66        22.60
                                                                                       2005     22.60        22.91
                                                                                       2006     22.91        23.65
                                                                                       2007     23.65        24.48
                                                                                       2008     24.48        24.81
                                                                                       2009     24.81        24.56

BlackRock Strategic Value Division (Class E)/(c)/..................................... 2001     14.24        14.01
                                                                                       2002     14.01        10.86
                                                                                       2003     10.86        16.08

BlackRock Strategic Value Division (Class B).......................................... 2004     16.20        18.24
                                                                                       2005     18.24        18.72
                                                                                       2006     18.72        21.53
                                                                                       2007     21.53        20.48
                                                                                       2008     20.48        12.42
                                                                                       2009     12.42        13.84

Clarion Global Real Estate Division (Class B)/(i)/.................................... 2004      9.99        12.84
                                                                                       2005     12.84        14.37
                                                                                       2006     14.37        19.52
                                                                                       2007     19.52        16.39
                                                                                       2008     16.39         9.44
                                                                                       2009      9.44        12.56

Davis Venture Value Division (Class E)/(c)/........................................... 2001     27.45        26.73
                                                                                       2002     26.73        22.03
                                                                                       2003     22.03        28.44

Davis Venture Value Division (Class B)................................................ 2004     28.98        31.22
                                                                                       2005     31.22        33.91
                                                                                       2006     33.91        38.29
                                                                                       2007     38.29        39.45
                                                                                       2008     39.45        23.56
                                                                                       2009     23.56        30.64


                                                                                        Number of
                                                                                       Accumulation
                                                                                       Units End of
Investment Division                                                                        Year
-------------------                                                                    ------------
BlackRock Large Cap Value Division (Class E)/(d)/.....................................    62,035.81
                                                                                         462,050.50

BlackRock Large Cap Value Division (Class B)..........................................   507,414.37
                                                                                       1,191,101.20
                                                                                       4,017,678.88
                                                                                       6,203,097.15
                                                                                       6,677,973.23
                                                                                       8,380,701.11

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/.............................    71,095.54
                                                                                         179,456.51
                                                                                         329,519.56
                                                                                         677,955.31
                                                                                       1,381,085.09
                                                                                       1,948,378.56

BlackRock Legacy Large Cap Growth Division -- Class B (formerly FI Large Cap Division
  (Class B)/(k)(p)/...................................................................    64,686.86
                                                                                         159,771.44
                                                                                         298,616.98
                                                                                               0.00

BlackRock Money Market Division (Class E)/(f)/........................................    24,871.02

BlackRock Money Market Division (Class B).............................................    51,565.74
                                                                                         104,247.78
                                                                                         220,864.59
                                                                                         423,149.02
                                                                                       1,019,197.09
                                                                                       1,111,335.11

BlackRock Strategic Value Division (Class E)/(c)/.....................................         0.00
                                                                                         796,790.61
                                                                                       2,552,703.05

BlackRock Strategic Value Division (Class B).......................................... 1,029,329.75
                                                                                       2,350,319.89
                                                                                       3,429,455.89
                                                                                       3,851,949.52
                                                                                       3,625,580.48
                                                                                       3,679,793.07

Clarion Global Real Estate Division (Class B)/(i)/.................................... 1,489,317.40
                                                                                       4,338,464.48
                                                                                       7,835,572.48
                                                                                       8,113,130.91
                                                                                       7,850,669.54
                                                                                       8,085,427.70

Davis Venture Value Division (Class E)/(c)/...........................................         0.00
                                                                                         115,244.86
                                                                                         448,782.09

Davis Venture Value Division (Class B)................................................   499,387.83
                                                                                       2,131,611.21
                                                                                       3,988,041.56
                                                                                       5,074,167.58
                                                                                       5,669,478.45
                                                                                       6,659,881.00

                                                                                        Beginning of               Number of
                                                                                            Year     End of Year  Accumulation
                                                                                        Accumulation Accumulation Units End of
Investment Division                                                                Year  Unit Value   Unit Value      Year
-------------------                                                                ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(C)(h)/............................... 2001   $ 18.33      $ 15.78            0.00
                                                                                   2002     15.78        11.04      147,252.83
                                                                                   2003     11.04        14.68      490,905.38

FI Mid Cap Opportunities Division (Class B)....................................... 2004     14.81        16.69      195,292.90
                                                                                   2005     16.69        17.58      550,747.76
                                                                                   2006     17.58        19.37    1,043,827.16
                                                                                   2007     19.37        20.68    1,436,202.13
                                                                                   2008     20.68         9.10    1,753,470.54
                                                                                   2009      9.10        12.00    2,335,775.65

FI Value Leaders Division (Class E)/(d)/.......................................... 2002     23.04        18.98       11,626.22
                                                                                   2003     18.98        23.76      129,119.95

FI Value Leaders Division (Class B)............................................... 2004     23.39        26.41       85,618.72
                                                                                   2005     26.41        28.81      420,979.54
                                                                                   2006     28.81        31.77    1,116,072.48
                                                                                   2007     31.77        32.61    1,237,524.46
                                                                                   2008     32.61        19.61    1,167,465.68
                                                                                   2009     19.61        23.52    1,179,028.29

Harris Oakmark International Division (Class E)/(d)/.............................. 2002     10.60         8.85       26,567.87
                                                                                   2003      8.85        11.81      324,128.40

Harris Oakmark International Division (Class B)................................... 2004     12.08        14.03      517,942.94
                                                                                   2005     14.03        15.83    2,479,089.48
                                                                                   2006     15.83        20.15    5,230,310.81
                                                                                   2007     20.15        19.67    6,878,657.12
                                                                                   2008     19.67        11.48    5,848,438.73
                                                                                   2009     11.48        17.59    7,094,853.93

Janus Forty Division (Class B)/(n)/............................................... 2007    151.43       185.95      110,979.76
                                                                                   2008    185.95       106.51      712,494.40
                                                                                   2009    106.51       150.27    1,163,014.01

Jennison Growth Division (Class B)/(g)/........................................... 2005      4.09         4.92      412,176.02
                                                                                   2006      4.92         4.99    1,003,446.89
                                                                                   2007      4.99         5.49    1,164,068.68
                                                                                   2008      5.49         3.44    1,376,073.02
                                                                                   2009      3.44         4.74    3,200,189.21

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/. 2001      5.40         4.93            0.00
                                                                                   2002      4.93         3.46      205,815.65
                                                                                   2003      3.46         4.29      639,387.86

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/.... 2004      4.25         4.44      114,586.68
                                                                                   2005      4.44         4.05      152,249.83

Lazard Mid Cap Division (Class E)/(d)/............................................ 2002     11.40         9.69       60,166.50
                                                                                   2003      9.69        12.09      396,340.58

Lazard Mid Cap Division (Class B)................................................. 2004     12.61        13.63      145,014.30
                                                                                   2005     13.63        14.54      369,364.09
                                                                                   2006     14.54        16.47      693,216.68
                                                                                   2007     16.47        15.83    1,336,971.62
                                                                                   2008     15.83         9.64    1,227,543.36
                                                                                   2009      9.64        13.02    1,384,640.85

Legg Mason Partners Aggressive Growth (Class E)/(e)/.............................. 2003      5.57         6.80      310,403.07

                                                                                                           Beginning of
                                                                                                               Year
                                                                                                           Accumulation
Investment Division                                                                                   Year  Unit Value
-------------------                                                                                   ---- ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/................................................. 2001    $ 8.87
                                                                                                      2002      7.75
                                                                                                      2003      5.30

Legg Mason Partners Aggressive Growth (Class B)...................................................... 2004      6.63
                                                                                                      2005      7.22
                                                                                                      2006      8.09
                                                                                                      2007      7.86
                                                                                                      2008      7.93
                                                                                                      2009      4.77

Legg Mason Value Equity (Class B)/(l)/............................................................... 2006      9.45
                                                                                                      2007     10.14
                                                                                                      2008      9.42
                                                                                                      2009      4.22

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/................. 2001      8.75
                                                                                                      2002      8.32
                                                                                                      2003      6.56

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/.................... 2004      7.74
                                                                                                      2005      8.59
                                                                                                      2006      9.07

Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/..... 2001     23.20
                                                                                                      2002     22.72
                                                                                                      2003     17.58

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B).......... 2004     23.77
                                                                                                      2005     26.96
                                                                                                      2006     28.40
                                                                                                      2007     32.65
                                                                                                      2008     35.99
                                                                                                      2009     22.73

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/..................................................................................... 2001      9.18
                                                                                                      2002      8.80
                                                                                                      2003      6.27

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B).......................................................................................... 2004      8.85
                                                                                                      2005      9.80
                                                                                                      2006     10.11
                                                                                                      2007     10.95
                                                                                                      2008     11.28
                                                                                                      2009      6.54

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/. 2001     10.83
                                                                                                      2002     10.58
                                                                                                      2003     10.57

Lord Abbett Bond Debenture Division (Class E)/(b)/................................................... 2002     10.88
                                                                                                      2003     10.57
                                                                                                      2004     12.45


                                                                                                                    Number of
                                                                                                      End of Year  Accumulation
                                                                                                      Accumulation Units End of
Investment Division                                                                                    Unit Value      Year
-------------------                                                                                   ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/.................................................    $ 7.75            0.00
                                                                                                           5.30      121,621.58
                                                                                                           6.80            0.00

Legg Mason Partners Aggressive Growth (Class B)......................................................      7.22      157,905.31
                                                                                                           8.09      441,946.14
                                                                                                           7.86      854,039.26
                                                                                                           7.93      829,924.69
                                                                                                           4.77      784,974.04
                                                                                                           6.27      889,731.52

Legg Mason Value Equity (Class B)/(l)/...............................................................     10.14      752,191.91
                                                                                                           9.42      819,936.03
                                                                                                           4.22      972,413.11
                                                                                                           5.75    1,433,098.82

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/.................      8.32            0.00
                                                                                                           6.56       73,963.77
                                                                                                           7.87      308,442.38

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/....................      8.59       58,522.26
                                                                                                           9.07      300,403.79
                                                                                                           9.49      378,586.99

Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/.....     22.72            0.00
                                                                                                          17.58       30,590.67
                                                                                                          23.67      113,829.25

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B)..........     26.96       62,988.78
                                                                                                          28.40      282,001.02
                                                                                                          32.65      807,342.10
                                                                                                          35.99    1,230,226.05
                                                                                                          22.73    1,465,820.56
                                                                                                          29.16    1,718,288.85

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.....................................................................................      8.80            0.00
                                                                                                           6.27      139,794.65
                                                                                                           8.96      528,179.62

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B)..........................................................................................      9.80      157,161.05
                                                                                                          10.11      469,945.62
                                                                                                          10.95      779,710.51
                                                                                                          11.28      982,451.23
                                                                                                           6.54    1,137,061.65
                                                                                                           8.37    1,330,724.17

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/.     10.58            0.00
                                                                                                          10.57            0.00
                                                                                                          12.45            0.00

Lord Abbett Bond Debenture Division (Class E)/(b)/...................................................     10.57      108,830.52
                                                                                                          12.45      906,935.62
                                                                                                          13.31    1,418,152.43

                                                                                                        Beginning of
                                                                                                            Year     End of Year
                                                                                                        Accumulation Accumulation
Investment Division                                                                                Year  Unit Value   Unit Value
-------------------                                                                                ---- ------------ ------------
Lord Abbett Bond Debenture Division (Class B)..................................................... 2004    $16.14       $17.21
                                                                                                   2005     17.21        17.26
                                                                                                   2006     17.26        18.60
                                                                                                   2007     18.60        19.57
                                                                                                   2008     19.57        15.73
                                                                                                   2009     15.73        21.25

Met/AIM Small Cap Growth Division (Class E)/(d)/.................................................. 2002     11.24         8.50
                                                                                                   2003      8.50        11.68

Met/AIM Small Cap Growth Division (Class B)....................................................... 2004     11.40        12.23
                                                                                                   2005     12.23        13.08
                                                                                                   2006     13.08        14.75
                                                                                                   2007     14.75        16.18
                                                                                                   2008     16.18         9.79
                                                                                                   2009      9.79        12.94

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/. 2001     25.72        26.62
                                                                                                   2002     26.62        23.93
                                                                                                   2003     23.93        31.30

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B))...... 2004     30.62        33.26
                                                                                                   2005     33.26        36.04
                                                                                                   2006     36.04        39.92
                                                                                                   2007     39.92        36.63
                                                                                                   2008     36.63        19.49
                                                                                                   2009     19.49        27.17

Met/Franklin Income Division/(o)/................................................................. 2008      9.99         7.99
                                                                                                   2009      7.99        10.09

Met/Franklin Mutual Shares Division/(o)/.......................................................... 2008      9.99         6.60
                                                                                                   2009      6.60         8.14

Met/Franklin Templeton Founding Strategy Division/(o)/............................................ 2008      9.99         7.04
                                                                                                   2009      7.04         8.93

Met/Templeton Growth Division/(o)/................................................................ 2008      9.99         6.57
                                                                                                   2009      6.57         8.61

MetLife Mid Cap Stock Index Division (Class E)/(c)/............................................... 2001     10.44        10.34
                                                                                                   2002     10.34         8.68
                                                                                                   2003      8.68        11.55

MetLife Mid Cap Stock Index Division (Class B).................................................... 2004     11.72        13.13
                                                                                                   2005     13.13        14.53
                                                                                                   2006     14.53        15.76
                                                                                                   2007     15.76        16.74
                                                                                                   2008     16.74        10.51
                                                                                                   2009     10.51        14.20

MetLife Stock Index Division (Class E)/(c)/....................................................... 2001     38.76        36.62
                                                                                                   2002     36.62        28.06
                                                                                                   2003     28.06        35.46

MetLife Stock Index Division (Class B)............................................................ 2004     34.63        37.56
                                                                                                   2005     37.56        38.72
                                                                                                   2006     38.72        44.05
                                                                                                   2007     44.05        45.66
                                                                                                   2008     45.66        28.29
                                                                                                   2009     28.29        35.18


                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Investment Division                                                                                    Year
-------------------                                                                                -------------
Lord Abbett Bond Debenture Division (Class B).....................................................    433,517.32
                                                                                                    1,644,680.08
                                                                                                    3,053,153.34
                                                                                                    4,120,667.18
                                                                                                    3,918,705.43
                                                                                                    4,795,673.99

Met/AIM Small Cap Growth Division (Class E)/(d)/..................................................     46,307.54
                                                                                                      213,981.76

Met/AIM Small Cap Growth Division (Class B).......................................................     88,967.34
                                                                                                      249,141.21
                                                                                                      379,516.68
                                                                                                      570,283.63
                                                                                                      657,668.14
                                                                                                      943,098.40

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/.          0.00
                                                                                                      320,020.25
                                                                                                    1,040,971.04

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B))......    377,040.95
                                                                                                    1,158,798.80
                                                                                                    1,544,583.01
                                                                                                    1,646,083.75
                                                                                                    1,530,577.09
                                                                                                    1,570,093.26

Met/Franklin Income Division/(o)/.................................................................    717,060.40
                                                                                                    1,736,399.97

Met/Franklin Mutual Shares Division/(o)/..........................................................    472,356.75
                                                                                                    1,350,684.01

Met/Franklin Templeton Founding Strategy Division/(o)/............................................  2,102,778.94
                                                                                                    4,026,633.31

Met/Templeton Growth Division/(o)/................................................................    235,437.29
                                                                                                      687,554.56

MetLife Mid Cap Stock Index Division (Class E)/(c)/...............................................          0.00
                                                                                                      570,356.88
                                                                                                    2,466,067.51

MetLife Mid Cap Stock Index Division (Class B)....................................................    728,656.68
                                                                                                    2,195,285.87
                                                                                                    3,611,990.93
                                                                                                    4,712,683.58
                                                                                                    5,825,162.10
                                                                                                    6,981,447.54

MetLife Stock Index Division (Class E)/(c)/.......................................................          0.00
                                                                                                      444,695.20
                                                                                                    2,189,805.85

MetLife Stock Index Division (Class B)............................................................  1,750,875.84
                                                                                                    5,047,439.87
                                                                                                    7,044,246.68
                                                                                                    8,542,859.25
                                                                                                   10,548,323.10
                                                                                                   12,672,183.55

                                                               Beginning of               Number of
                                                                   Year     End of Year  Accumulation
                                                               Accumulation Accumulation Units End of
Investment Division                                       Year  Unit Value   Unit Value      Year
-------------------                                       ---- ------------ ------------ -------------
MFS(R) Research International Division (Class E)/(c)/.... 2001    $ 9.02       $ 8.38             0.00
                                                          2002      8.38         7.31       128,885.57
                                                          2003      7.31         9.54       378,131.36

MFS(R) Research International Division (Class B)......... 2004      9.79        11.25       141,755.48
                                                          2005     11.25        12.94       604,819.44
                                                          2006     12.94        16.17     2,068,708.66
                                                          2007     16.17        18.09     3,262,143.43
                                                          2008     18.09        10.30     5,451,172.86
                                                          2009     10.30        13.38     6,574,559.75

MFS(R) Total Return Division (Class B)/(i)/.............. 2004     37.71        41.05       119,277.39
                                                          2005     41.05        41.69       328,191.42
                                                          2006     41.69        46.09       465,431.08
                                                          2007     46.09        47.39       692,542.07
                                                          2008     47.39        36.34       626,555.67
                                                          2009     36.34        42.46       734,187.61

MFS(R) Value Division (Class E)/(c)/..................... 2001     11.70        11.54             0.00
                                                          2002     11.54         9.77       842,299.12
                                                          2003      9.77        12.09     2,688,090.95

MFS(R) Value Division (Class B).......................... 2004     12.23        13.21     1,304,722.64
                                                          2005     13.21        12.83     3,878,821.73
                                                          2006     12.83        14.93     5,009,373.07
                                                          2007     14.93        14.15     5,535,834.88
                                                          2008     14.15         9.26     5,163,417.72
                                                          2009      9.26        11.03     5,869,418.70

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/..... 2001      9.42         8.65             0.00
                                                          2002      8.65         7.12       634,864.59
                                                          2003      7.12         9.65     3,114,501.40

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.64        11.22     1,310,419.46
                                                          2005     11.22        12.51     3,920,106.79
                                                          2006     12.51        15.51     5,695,313.60
                                                          2007     15.51        16.92     7,382,320.70
                                                          2008     16.92         9.66     9,419,926.46
                                                          2009      9.66        12.24    11,163,950.75

Neuberger Berman Mid Cap Value Division (Class E)/(c)/... 2001     15.44        15.13             0.00
                                                          2002     15.13        13.49       222,971.85
                                                          2003     13.49        18.18       832,486.66

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.71        21.85       745,718.74
                                                          2005     21.85        24.15     2,759,258.03
                                                          2006     24.15        26.52     4,556,951.22
                                                          2007     26.52        27.03     5,637,167.55
                                                          2008     27.03        14.02     5,869,624.31
                                                          2009     14.02        20.45     6,093,473.84

Oppenheimer Capital Appreciation Division (Class B)/(j)/. 2005      7.99         8.69       173,317.48
                                                          2006      8.69         9.23       620,638.28
                                                          2007      9.23        10.42     1,169,995.30
                                                          2008     10.42         5.56     1,627,935.42
                                                          2009      5.56         7.90     2,343,856.14

                                                             Beginning of               Number of
                                                                 Year     End of Year  Accumulation
                                                             Accumulation Accumulation Units End of
Investment Division                                     Year  Unit Value   Unit Value      Year
-------------------                                     ---- ------------ ------------ -------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $13.02       $12.28             0.00
                                                        2002     12.28        10.17       112,537.61
                                                        2003     10.17        13.10       406,709.15

Oppenheimer Global Equity Division (Class B)........... 2004     12.89        14.88       105,601.25
                                                        2005     14.88        17.04       579,290.68
                                                        2006     17.04        19.59     1,334,400.29
                                                        2007     19.59        20.55     1,761,289.24
                                                        2008     20.55        12.06     1,967,019.42
                                                        2009     12.06        16.66     2,530,763.05

PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006     11.04        11.16       595,123.74
                                                        2007     11.16        12.21     1,865,528.17
                                                        2008     12.21        11.23     8,801,830.82
                                                        2009     11.23        13.09    14,097,736.84

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.25        10.45             0.00
                                                        2002     10.45        11.29     1,551,710.35
                                                        2003     11.29        11.65     4,544,053.32

PIMCO Total Return Division (Class B).................. 2004     11.72        12.16     1,912,529.08
                                                        2005     12.16        12.28     6,758,354.02
                                                        2006     12.28        12.67     9,627,248.36
                                                        2007     12.67        13.46    11,407,084.04
                                                        2008     13.46        13.35    13,686,460.81
                                                        2009     13.35        15.56    21,012,926.60

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.05         6.10             0.00
                                                        2002      6.10         2.97       203,039.18
                                                        2003      2.97         4.62     1,637,949.51

RCM Technology Division (Class B)...................... 2004      4.18         4.36       327,216.18
                                                        2005      4.36         4.78       700,834.84
                                                        2006      4.78         4.98     1,303,161.54
                                                        2007      4.98         6.46     3,643,893.87
                                                        2008      6.46         3.54     3,951,772.02
                                                        2009      3.54         5.57     6,605,032.05

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     12.07        12.02             0.00
                                                        2002     12.02         9.43       325,845.30
                                                        2003      9.43        13.60     1,535,666.47

Russell 2000(R) Index Division (Class B)............... 2004     13.58        15.56       523,546.85
                                                        2005     15.56        16.03     1,502,294.21
                                                        2006     16.03        18.61     2,585,775.71
                                                        2007     18.61        18.07     3,079,763.14
                                                        2008     18.07        11.83     3,245,644.32
                                                        2009     11.83        14.69     3,896,039.18

SSgA Growth ETF Division (Class B)/(k)/................ 2006     10.71        11.43       139,058.25
                                                        2007     11.43        11.92       536,203.16
                                                        2008     11.92         7.89       377,748.91
                                                        2009      7.89        10.06     3,058,162.85

SSgA Growth and Income ETF Division (Class B)/(k)/..... 2006     10.52        11.18        94,584.11
                                                        2007     11.18        11.63       196,239.06
                                                        2008     11.63         8.61       564,644.37
                                                        2009      8.61        10.62     9,979,215.54

                                                                                    Beginning of               Number of
                                                                                        Year     End of Year  Accumulation
                                                                                    Accumulation Accumulation Units End of
Investment Division                                                            Year  Unit Value   Unit Value      Year
-------------------                                                            ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/........................ 2001    $11.70       $11.57            0.00
                                                                               2002     11.57         8.76      192,844.11
                                                                               2003      8.76        11.30      794,026.43

T. Rowe Price Large Cap Growth Division (Class B)............................. 2004     11.25        12.21      551,747.60
                                                                               2005     12.21        12.82    1,706,948.80
                                                                               2006     12.82        14.29    2,574,599.46
                                                                               2007     14.29        15.41    3,515,295.61
                                                                               2008     15.41         8.82    3,604,235.54
                                                                               2009      8.82        12.46    3,970,534.93

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.......................... 2001      8.64         8.26            0.00
                                                                               2002      8.26         4.56      160,883.93
                                                                               2003      4.56         6.17      921,458.24

T. Rowe Price Mid Cap Growth Division (Class B)............................... 2004      6.30         7.15      529,644.79
                                                                               2005      7.15         8.10    1,695,381.23
                                                                               2006      8.10         8.49    3,268,219.53
                                                                               2007      8.49         9.86    5,090,130.40
                                                                               2008      9.86         5.87    6,860,173.97
                                                                               2009      5.87         8.43    8,896,812.31

T. Rowe Price Small Cap Growth Division (Class E)/(c)/........................ 2001     12.35        12.17            0.00
                                                                               2002     12.17         8.80      104,912.42
                                                                               2003      8.80        12.22      500,675.63

T. Rowe Price Small Cap Growth Division (Class B)............................. 2004     12.51        13.35      169,438.00
                                                                               2005     13.35        14.60      639,929.00
                                                                               2006     14.60        14.94    1,140,830.69
                                                                               2007     14.94        16.16    1,319,130.58
                                                                               2008     16.16        10.16    1,553,144.93
                                                                               2009     10.16        13.92    1,973,633.33

Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/. 2001     15.73        16.05            0.00
                                                                               2002     16.05        17.34      206,607.47
                                                                               2003     17.34        19.26    1,097,298.95

Western Asset Management Strategic Bond Opportunities Division (Class B)...... 2004     18.92        20.08      516,840.38
                                                                               2005     20.08        20.34    2,362,619.16
                                                                               2006     20.34        21.06    4,193,499.21
                                                                               2007     21.06        21.56    5,163,420.43
                                                                               2008     21.56        18.05    4,354,047.28
                                                                               2009     18.05        23.51    4,288,945.49

Western Asset Management U.S Government Division (Class E)/(c)/............... 2001     14.63        14.93            0.00
                                                                               2002     14.93        15.87      884,065.72
                                                                               2003     15.87        15.91    1,650,276.43

Western Asset Management U.S Government Division (Class B).................... 2004     15.64        16.03      792,980.55
                                                                               2005     16.03        16.05    2,828,550.05
                                                                               2006     16.05        16.47    4,232,158.83
                                                                               2007     16.47        16.92    5,021,955.31
                                                                               2008     16.92        16.62    4,769,314.77
                                                                               2009     16.62        17.08    5,880,515.48

MetLife Aggressive Allocation Division (Class B)/(j)/......................... 2005      9.99        11.16      306,141.65
                                                                               2006     11.16        12.74    1,484,809.90
                                                                               2007     12.74        13.00    2,807,072.03
                                                                               2008     13.00         7.64    3,137,332.27
                                                                               2009      7.64         9.92    3,269,816.84

                                                                          Beginning of                Number of
                                                                              Year     End of Year   Accumulation
                                                                          Accumulation Accumulation  Units End of
Investment Division                                                  Year  Unit Value   Unit Value       Year
-------------------                                                  ---- ------------ ------------ --------------
MetLife Conservative Allocation Division (Class B)/(j)/............. 2005   $  9.99      $ 10.31        578,943.02
                                                                     2006     10.31        10.88      1,938,160.76
                                                                     2007     10.88        11.34      5,674,741.59
                                                                     2008     11.34         9.59     10,836,517.50
                                                                     2009      9.59        11.41     17,602,835.04

MetLife Conservative to Moderate Allocation Division (Class B)/(j)/. 2005      9.99        10.52      2,293,499.61
                                                                     2006     10.52        11.37     10,459,920.40
                                                                     2007     11.37        11.77     24,715,462.78
                                                                     2008     11.77         9.11     36,347,326.24
                                                                     2009      9.11        11.13     49,865,699.83

MetLife Moderate Allocation Division (Class B)/(j)/................. 2005      9.99        10.75      3,641,353.32
                                                                     2006     10.75        11.88     22,508,484.97
                                                                     2007     11.88        12.24     62,197,203.38
                                                                     2008     12.24         8.63     94,830,810.05
                                                                     2009      8.63        10.78    131,317,908.56

MetLife Moderate to Aggressive Allocation Division (Class B)/(j)/... 2005      9.99        10.98      2,829,696.46
                                                                     2006     10.98        12.39     17,897,969.38
                                                                     2007     12.39        12.70     54,331,986.81
                                                                     2008     12.70         8.14     81,663,563.59
                                                                     2009      8.14        10.38     94,187,888.95

At 1.50 Separate Account Charge:

American Funds Bond Division (Class 2)/(k)/......................... 2006     14.69        15.41      1,384,257.31
                                                                     2007     15.41        15.68      4,872,016.01
                                                                     2008     15.68        14.00      4,398,070.70
                                                                     2009     14.00        15.53      4,993,122.00

American Funds Global Small Capitalization Division (Class 2)/(c)/.. 2004     16.28        19.38        559,036.42

                                                                     2005     19.38        23.94      1,993,369.67
                                                                     2006     23.94        29.25      3,865,644.25
                                                                     2007     29.25        34.99      5,518,755.68
                                                                     2008     34.99        16.02      6,340,014.81
                                                                     2009     16.02        25.46      7,376,589.98

American Funds Growth Division (Class 2)/(c)/....................... 2004    113.13       125.36        321,875.82
                                                                     2005    125.36       143.50      1,076,810.53
                                                                     2006    143.50       155.82      1,897,452.19
                                                                     2007    155.82       172.44      2,357,806.14
                                                                     2008    172.44        95.17      2,786,511.47
                                                                     2009     95.17       130.70      2,969,105.42

American Funds Growth-Income Division (Class 2)/(c)/................ 2004     88.04        95.72        337,328.74
                                                                     2005     95.72        99.80      1,024,224.45
                                                                     2006     99.80       113.26      1,585,446.89
                                                                     2007    113.26       117.20      1,989,561.74
                                                                     2008    117.20        71.75      2,053,174.67
                                                                     2009     71.75        92.76      2,337,384.35

-----------

(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.

(d)Inception date: May 1, 2002.
(e)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(f)Inception date: May 1, 2003.
(g)The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(i)Inception date: May 1, 2004.
(j)Inception date: May 1, 2005.
(k)Inception date: May 1, 2006.
(l)The assets of MFS Investors Trust Division were merged into the Legg Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
(m)The assets of BlackRock Large Cap Division (formerly BlackRock Investment Trust Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
(n)Inception date: April 30, 2007.
(o)Inception date: April 28, 2008.
(p)The assets of FI Large Cap Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Division of the Metropolitan Fund on May 1, 2009. Accumulation unit values prior to May 1, 2009 are those of the FI Large Cap Division.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.
+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES



SERIES FUND/TRUST                       LEGAL NAME OF PORTFOLIO SERIES    MARKETING NAME
  American Funds Insurance Series(R)    Bond Fund                         American Funds Bond Fund
  American Funds Insurance Series(R)    Global Small Capitalization Fund  American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)    Growth - Income Fund              American Funds Growth-Income Fund
  American Funds Insurance Series(R)    Growth Fund                       American Funds Growth Fund

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.




PORTFOLIO MERGER




FORMER PORTFOLIO          NEW PORTFOLIO
  METROPOLITAN FUND       MET INVESTORS FUND
    FI Mid Cap              Morgan Stanley Mid Cap Growth Portfolio
  Opportunities
  Portfolio



PORTFOLIO NAME CHANGE




FORMER NAME               NEW NAME
  MET INVESTORS FUND      MET INVESTORS FUND
    Legg Mason              Legg Mason ClearBridge Aggressive Growth Portfolio
  Partners
  Aggressive Growth
  Portfolio
    Met/AIM Small           Invesco Small Cap Growth Portfolio
  Cap Growth
  Portfolio

METROPOLITAN FUND         METROPOLITAN FUND
    Black Rock              Neuberger Berman Genesis Portfolio
  Strategic Value
  Portfolio

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] I have changed my address. My current address is:

                          _________________  Name ___
                          (Contract Number)

                                             Address

                          _________________         _
                             (Signature)          zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS

P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

        PREFERENCE PLUS SELECT(R) INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                  May 1, 2010

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2010 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.


   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information.


   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Individual Annuity Contracts dated May 1, 2010.


                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
            Independent Registered Public Accounting Firm.....   2

            Principal Underwriter.............................   2

            Distribution and Principal Underwriting Agreement.   2

            Experience Factor.................................   2

            Variable Income Payments..........................   3

            Calculating the Annuity Unit Value................   5

            Advertisement of the Separate Account.............   6

            Voting Rights.....................................   9

            ERISA.............................................  10

            Taxes--SIMPLE IRAs Eligibility and Contributions..  10

            Withdrawals.......................................  11

            Accumulation Unit Values Tables...................  11

            Financial Statements of Separate Account..........   1

            Financial Statements of MetLife................... F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements and financial highlights comprising each of the Investment Divisions of MetLife Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                             PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS


              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
        YEAR             COMPANY                    DISTRIBUTOR
        ----  ----------------------------- ---------------------------
        2009.         $299,186,809                      $0
        2008.         $276,062,140                      $0
        2007.         $311,500,391                      $0


                               EXPERIENCE FACTOR


   We use the term "experience factor" to describe the investment performance for an investment division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:


   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit.................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................. 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit.................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................. 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period........... $ 10.20000
        2. "Experience factor" for period....................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return.  .99989255
        4. (2) X (3).........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)....... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date....................................   1,500.00
2. Accumulation Unit Value............................................................ $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2).......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value...................... $     5.63
5. First monthly income payment (3) X (4) / 1,000..................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to.............................. $ 10.80000
7. Number of Annuity Units (5) / (6)..................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment). $ 10.97000
9. Second monthly Annuity Payment (7) X (8)........................................... $   101.22
10. Assume Annuity Unit Value for third month equal to................................ $ 10.52684
11. Next monthly Annuity Payment (7) X (10)........................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.


   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Barclays Capital Aggregate Bond Index, the Barclays Capital Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.


   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS


   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.


   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.


   Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.


   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds(R)' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and them make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      b. make certain withdrawals under plans for which a qualified consent is required;

      c. name someone other than the spouse as your beneficiary;

      d. use your accrued benefit as security for a loan exceeding $5,000.


   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

                               TAXES-SIMPLE IRAS
                         ELIGIBILITY AND CONTRIBUTIONS

   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

      FOR TAX YEARS         CONTRIBUTION LIMIT FOR     CATCH-UP FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------     ----------------------
   2009 and thereafter              $11,500                    $2,500

   Note: the Contribution limit above will be adjusted for inflation in years after 2007.

   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.

                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                2009 and thereafter              $16,500

   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

                                  WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See " Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS


   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.


                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS


   Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and Earnings Preservation Benefit will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.25 SEPARATE ACCOUNT CHARGE


                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/......................................... 2006   $ 14.82      $ 15.56      365,887.51
                                                                                      2007     15.56        15.85      768,194.65
                                                                                      2008     15.85        14.17      554,431.26
                                                                                      2009     14.17        15.73      461,528.53

American Funds Global Small Capitalization Division+ (Class 2)/(c)/.................. 2001     13.86        13.54            0.00
                                                                                      2002     13.54        10.81      176,357.64
                                                                                      2003     10.81        16.37      793,521.46
                                                                                      2004     16.37        19.51    1,684,630.59
                                                                                      2005     19.51        24.12    1,942,621.89
                                                                                      2006     24.12        29.51    2,014,130.80
                                                                                      2007     29.51        35.33    2,066,061.06
                                                                                      2008     35.33        16.19    1,676,113.20
                                                                                      2009     16.19        25.75    1,627,893.35

American Funds Growth Division+ (Class 2)/(c)/....................................... 2001    126.65       114.77            0.00
                                                                                      2002    114.77        85.50      100,894.63
                                                                                      2003     85.50       115.34      484,308.87
                                                                                      2004    115.34       127.95      832,307.70
                                                                                      2005    127.95       146.61      850,455.08
                                                                                      2006    146.61       159.35      855,979.03
                                                                                      2007    159.35       176.52      789,249.89
                                                                                      2008    176.52        97.52      685,332.95
                                                                                      2009     97.52       134.07      644,152.88

American Funds Growth-Income Division+ (Class 2)/(c)/................................ 2001     88.85        85.37            0.00
                                                                                      2002     85.37        68.74      127,625.35
                                                                                      2003     68.74        89.76      634,858.72
                                                                                      2004     89.76        97.69    1,040,319.53
                                                                                      2005     97.69       101.96      992,089.03
                                                                                      2006    101.96       115.83      915,468.87
                                                                                      2007    115.83       119.97      847,614.09
                                                                                      2008    119.97        73.52      701,937.54
                                                                                      2009     73.52        95.15      648,730.37

Artio International Stock (formerly Julius Baer International Stock Division) (Class
  E)/(c)/............................................................................ 2001     12.45        11.64            0.00
                                                                                      2002     11.64         9.47      178,292.61
                                                                                      2003      9.47        11.96      635,794.86
                                                                                      2004     11.96        13.94      771,378.37
                                                                                      2005     13.94        16.22      827,888.50
                                                                                      2006     16.22        18.63      907,739.12
                                                                                      2007     18.63        20.27      880,696.65
                                                                                      2008     20.27        11.17      847,225.14
                                                                                      2009     11.17        13.45      752,316.11

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.23       $11.46            0.00
                                                                                      2002     11.46        12.45    1,271,700.30
                                                                                      2003     12.45        12.72    5,134,183.52
                                                                                      2004     12.72        13.06    8,999,457.29
                                                                                      2005     13.06        13.16    8,533,403.02
                                                                                      2006     13.16        13.50    7,766,369.61
                                                                                      2007     13.50        14.23    7,336,307.44
                                                                                      2008     14.23        14.86    5,087,134.64
                                                                                      2009     14.86        15.43    4,915,624.93

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     37.91        35.78            0.00
                                                                                      2002     35.78        25.16       26,852.28
                                                                                      2003     25.16        34.93      154,691.04
                                                                                      2004     34.93        38.91      216,073.56
                                                                                      2005     38.91        42.48      199,283.86
                                                                                      2006     42.48        44.70      181,091.10
                                                                                      2007     44.70        53.14      209,017.66
                                                                                      2008     53.14        28.45      229,470.97
                                                                                      2009     28.45        41.92      217,890.63

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     43.84        46.31      207,477.01
                                                                                      2003     46.31        48.33      536,896.98
                                                                                      2004     48.33        49.77      757,818.00
                                                                                      2005     49.77        50.26      745,485.37
                                                                                      2006     50.26        51.76      667,510.62
                                                                                      2007     51.76        54.24      621,942.99
                                                                                      2008     54.24        51.66      497,045.94
                                                                                      2009     51.66        55.76      435,708.70

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     42.17        43.36            0.00
                                                                                      2002     43.36        43.89            0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     37.99        37.06            0.00
                                                                                      2002     37.06        31.50      212,999.18
                                                                                      2003     31.50        37.46      752,001.31
                                                                                      2004     37.46        40.06    1,234,083.04
                                                                                      2005     40.06        40.73    1,155,328.40
                                                                                      2006     40.73        44.38    1,030,051.46
                                                                                      2007     44.38        46.32      922,793.71
                                                                                      2008     46.32        34.37      774,407.42
                                                                                      2009     34.37        39.76      699,129.64

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     82.87        83.74      302,267.47
                                                                                      2008     83.74        51.89      270,904.98
                                                                                      2009     51.89        61.13      256,594.16

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment Trust)/(c)/.... 2001    $72.49       $67.70            0.00
                                                                                      2002     67.70        49.33       79,863.05
                                                                                      2003     49.33        63.36      303,829.18
                                                                                      2004     63.36        69.27      418,586.06
                                                                                      2005     69.27        70.77      379,976.69
                                                                                      2006     70.77        79.62      328,519.67
                                                                                      2007     79.62        83.57            0.00

BlackRock Large Cap Value Division (Class E)/(d)/.................................... 2002     10.00         7.93       62,035.81
                                                                                      2003      7.93        10.60      462,050.50
                                                                                      2004     10.60        11.87      908,349.10
                                                                                      2005     11.87        12.39      886,967.70
                                                                                      2006     12.39        14.58    1,484,705.08
                                                                                      2007     14.58        14.87    1,474,670.98
                                                                                      2008     14.87         9.54    1,234,224.28
                                                                                      2009      9.54        10.47    1,133,767.10

BlackRock Money Market Division (Class E)/(f)/....................................... 2003     23.28        23.18       24,871.02
                                                                                      2004     23.18        23.09      191,283.32
                                                                                      2005     23.09        23.42      142,355.22
                                                                                      2006     23.42        24.21      128,028.43
                                                                                      2007     24.21        25.09      123,075.12
                                                                                      2008     25.09        25.44      114,354.28
                                                                                      2009     25.44        25.20      117,409.50

BlackRock Strategic Value Division (Class E)/(c)/.................................... 2001     14.24        14.01            0.00
                                                                                      2002     14.01        10.86      796,790.61
                                                                                      2003     10.86        16.08    2,552,703.05
                                                                                      2004     16.08        18.29    4,104,591.02
                                                                                      2005     18.29        18.78    3,853,381.72
                                                                                      2006     18.78        21.63    3,399,477.64
                                                                                      2007     21.63        20.60    3,003,297.27
                                                                                      2008     20.60        12.51    2,468,118.32
                                                                                      2009     12.51        13.95    2,320,727.08

Davis Venture Value Division (Class E)/(c)/.......................................... 2001     27.45        26.73            0.00
                                                                                      2002     26.73        22.03      115,244.86
                                                                                      2003     22.03        28.44      448,782.09
                                                                                      2004     28.44        31.50      943,883.17
                                                                                      2005     31.50        34.26    1,082,320.11
                                                                                      2006     34.26        38.71    1,196,386.84
                                                                                      2007     38.71        39.92    1,116,886.34
                                                                                      2008     39.92        23.87      971,602.54
                                                                                      2009     23.87        31.07      878,683.91

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001    $18.33       $15.78            0.00
                                                                            2002     15.78        11.04      147,252.83
                                                                            2003     11.04        14.68      490,905.38
                                                                            2004     14.68        16.96    1,349,674.49
                                                                            2005     16.96        17.87    1,259,761.54
                                                                            2006     17.87        19.71    1,190,252.12
                                                                            2007     19.71        21.06    1,052,899.12
                                                                            2008     21.06         9.27      980,681.78
                                                                            2009      9.27        12.25      929,395.27

FI Value Leaders Division (Class E)/(d)/................................... 2002     23.04        18.98       11,626.22
                                                                            2003     18.98        23.76      129,119.95
                                                                            2004     23.76        26.65      223,572.04
                                                                            2005     26.65        29.09      282,379.76
                                                                            2006     29.09        32.11      341,023.72
                                                                            2007     32.11        32.99      287,935.09
                                                                            2008     32.99        19.86      229,972.81
                                                                            2009     19.86        23.87      210,768.04

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.60         8.85       26,567.87
                                                                            2003      8.85        11.81      324,128.40
                                                                            2004     11.81        14.08      967,386.26
                                                                            2005     14.08        15.89    1,339,210.21
                                                                            2006     15.89        20.24    1,642,308.17
                                                                            2007     20.24        19.79    1,481,049.15
                                                                            2008     19.79        11.56    1,020,887.92
                                                                            2009     11.56        17.73    1,105,351.34

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.10         4.94      723,683.86
                                                                            2006      4.94         5.00      782,230.91
                                                                            2007      5.00         5.51      703,362.38
                                                                            2008      5.51         3.45      571,518.60
                                                                            2009      3.45         4.77      665,421.46

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.40         4.93            0.00
                                                                            2002      4.93         3.46      205,815.65
                                                                            2003      3.46         4.29      639,387.86
                                                                            2004      4.29         4.44      731,995.26
                                                                            2005      4.44         4.06      736,052.17

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.40         9.69       60,166.50
                                                                            2003      9.69        12.09      396,340.58
                                                                            2004     12.09        13.67      619,345.68
                                                                            2005     13.67        14.61      587,800.90
                                                                            2006     14.61        16.56      568,404.89
                                                                            2007     16.56        15.92      602,867.37
                                                                            2008     15.92         9.71      487,589.04
                                                                            2009      9.71        13.13      438,892.62

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.57       $ 6.80     310,403.07
                                                          2004      6.80         7.30     392,106.14
                                                          2005      7.30         8.19     417,097.50
                                                          2006      8.19         7.96     425,337.52
                                                          2007      7.96         8.04     351,434.02
                                                          2008      8.04         4.84     316,321.07
                                                          2009      4.84         6.37     310,061.14

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.87         7.75           0.00
                                                          2002      7.75         5.30     121,621.58
                                                          2003      5.30         5.57           0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.53        10.23     539,621.68
                                                          2007     10.23         9.51     472,613.07
                                                          2008      9.51         4.26     420,513.03
                                                          2009      4.26         5.81     415,275.83

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.75         8.32           0.00
                                                          2002      8.32         6.56      73,963.77
                                                          2003      6.56         7.87     308,442.38
                                                          2004      7.87         8.65     519,685.45
                                                          2005      8.65         9.15     543,667.98
                                                          2006      9.15         9.57     546,915.66

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     23.20        22.72           0.00
                                                          2002     22.72        17.58      30,590.67
                                                          2003     17.58        23.67     113,829.25
                                                          2004     23.67        27.16     178,336.28
                                                          2005     27.16        28.64     236,648.77
                                                          2006     28.64        32.96     300,736.30
                                                          2007     32.96        36.36     334,916.98
                                                          2008     36.36        22.98     298,154.20
                                                          2009     22.98        29.52     296,251.97

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.18         8.80           0.00
                                                          2002      8.80         6.27     139,794.65
                                                          2003      6.27         8.96     528,179.62
                                                          2004      8.96         9.84     750,510.25
                                                          2005      9.84        10.16     695,707.18
                                                          2006     10.16        11.02     655,570.12
                                                          2007     11.02        11.37     615,476.46
                                                          2008     11.37         6.58     506,871.53
                                                          2009      6.58         8.45     503,973.95

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/................................... 2002    $10.88       $10.57      108,830.52
                                                                                      2003     10.57        12.45      906,935.62
                                                                                      2004     12.45        13.31    1,418,152.43
                                                                                      2005     13.31        13.36    1,404,653.05
                                                                                      2006     13.36        14.41    1,362,497.98
                                                                                      2007     14.41        15.18    1,342,220.52
                                                                                      2008     15.18        12.22    1,101,945.72
                                                                                      2009     12.22        16.52    1,192,438.70

Lord Abbett Bond Debenture Division (Class E)/(b)/ (formerly Loomis Sayles High
  Yield Bond Division)............................................................... 2001     10.83        10.58            0.00
                                                                                      2002     10.58        10.88            0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..................................... 2002     11.24         8.50       46,307.54
                                                                                      2003      8.50        11.68      213,981.76
                                                                                      2004     11.68        12.29      362,439.31
                                                                                      2005     12.29        13.16      348,954.53
                                                                                      2006     13.16        14.85      303,360.64
                                                                                      2007     14.85        16.31      329,554.00
                                                                                      2008     16.31         9.87      260,774.54
                                                                                      2009      9.87        13.06      248,020.52

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/..................................................................... 2001     25.72        26.62            0.00
                                                                                      2002     26.62        23.93      320,020.25
                                                                                      2003     23.93        31.30    1,040,971.04
                                                                                      2004     31.30        33.93    1,617,109.79
                                                                                      2005     33.93        36.80    1,628,972.80
                                                                                      2006     36.80        40.81    1,384,163.75
                                                                                      2007     40.81        37.48    1,176,615.51
                                                                                      2008     37.48        19.96      981,992.16
                                                                                      2009     19.96        27.86      887,769.83

MetLife Mid Cap Stock Index Division (Class E)/(c)/.................................. 2001     10.44        10.34            0.00
                                                                                      2002     10.34         8.68      570,356.88
                                                                                      2003      8.68        11.55    2,466,067.51
                                                                                      2004     11.55        13.22    2,674,970.32
                                                                                      2005     13.22        14.64    2,583,753.41
                                                                                      2006     14.64        15.89    2,589,233.99
                                                                                      2007     15.89        16.89    2,460,352.19
                                                                                      2008     16.89        10.62    2,153,959.35
                                                                                      2009     10.62        14.36    1,928,352.50

MetLife Stock Index Division (Class E)/(c)/.......................................... 2001     38.76        36.62            0.00
                                                                                      2002     36.62        28.06      444,695.20
                                                                                      2003     28.06        35.46    2,189,805.85
                                                                                      2004     35.46        38.66    4,375,880.34
                                                                                      2005     38.66        39.89    4,174,789.79
                                                                                      2006     39.89        45.42    3,779,370.21
                                                                                      2007     45.42        47.12    3,532,996.55
                                                                                      2008     47.12        29.23    3,363,124.91
                                                                                      2009     29.23        36.40    3,214,351.33

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/...................... 2001    $ 9.02       $ 8.38            0.00
                                                                            2002      8.38         7.31      128,885.57
                                                                            2003      7.31         9.54      378,131.36
                                                                            2004      9.54        11.28      529,237.61
                                                                            2005     11.28        12.98      577,046.26
                                                                            2006     12.98        16.25      865,604.95
                                                                            2007     16.25        18.19    1,013,541.82
                                                                            2008     18.19        10.36    1,042,044.09
                                                                            2009     10.36        13.48      861,825.44

MFS(R) Total Return Division (Class E)/(i)/................................ 2004     37.71        41.05      119,277.39
                                                                            2005     41.05        41.69      328,191.42
                                                                            2006     41.69        46.09      465,431.08
                                                                            2007     46.09        47.39      692,542.07
                                                                            2008     47.39        36.34      626,555.67
                                                                            2009     36.34        42.46      734,187.61

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.70        11.54            0.00
                                                                            2002     11.54         9.77      842,299.12
                                                                            2003      9.77        12.09    2,688,090.95
                                                                            2004     12.09        13.29    4,009,979.73
                                                                            2005     13.29        12.92    3,945,338.48
                                                                            2006     12.92        15.05    3,372,387.00
                                                                            2007     15.05        14.28    3,032,426.90
                                                                            2008     14.28         9.36    2,697,027.11
                                                                            2009      9.36        11.16    2,414,788.75

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.42         8.65            0.00
                                                                            2002      8.65         7.12      634,864.59
                                                                            2003      7.12         9.65    3,114,501.40
                                                                            2004      9.65        11.39    3,602,166.40
                                                                            2005     11.39        12.71    3,317,221.36
                                                                            2006     12.71        15.77    3,031,757.31
                                                                            2007     15.77        17.22    2,877,630.78
                                                                            2008     17.22         9.83    2,796,815.99
                                                                            2009      9.83        12.48    2,548,424.84

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.44        15.13            0.00
                                                                            2002     15.13        13.49      222,971.85
                                                                            2003     13.49        18.18      832,486.66
                                                                            2004     18.18        22.04    1,810,459.47
                                                                            2005     22.04        24.40    2,105,952.17
                                                                            2006     24.40        26.81    1,858,433.89
                                                                            2007     26.81        27.34    1,697,807.19
                                                                            2008     27.34        14.20    1,410,908.34
                                                                            2009     14.20        20.74    1,308,520.72

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001    $13.02       $12.28            0.00
                                                                            2002     12.28        10.17      112,537.61
                                                                            2003     10.17        13.10      406,709.15
                                                                            2004     13.10        15.03      550,723.24
                                                                            2005     15.03        17.23      651,568.46
                                                                            2006     17.23        19.83      666,634.22
                                                                            2007     19.83        20.81      653,391.71
                                                                            2008     20.81        12.23      490,373.02
                                                                            2009     12.23        16.92      494,739.96

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.25        10.45            0.00
                                                                            2002     10.45        11.29    1,551,710.35
                                                                            2003     11.29        11.65    4,544,053.32
                                                                            2004     11.65        12.08    5,804,502.80
                                                                            2005     12.08        12.21    5,682,275.41
                                                                            2006     12.21        12.63    4,865,688.64
                                                                            2007     12.63        13.42    4,559,147.92
                                                                            2008     13.42        13.31    3,873,609.12
                                                                            2009     13.31        15.54    3,834,269.93

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.05         6.10            0.00
                                                                            2002      6.10         2.97      203,039.18
                                                                            2003      2.97         4.62    1,637,949.51
                                                                            2004      4.62         4.37    2,443,480.52
                                                                            2005      4.37         4.80    2,087,513.19
                                                                            2006      4.80         4.99    1,893,822.84
                                                                            2007      4.99         6.50    2,352,962.18
                                                                            2008      6.50         3.56    1,898,680.91
                                                                            2009      3.56         5.61    2,150,461.87

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     12.07        12.02            0.00
                                                                            2002     12.02         9.43      325,845.30
                                                                            2003      9.43        13.60    1,535,666.47
                                                                            2004     13.60        15.78    1,766,547.81
                                                                            2005     15.78        16.27    1,664,179.07
                                                                            2006     16.27        18.92    1,638,621.46
                                                                            2007     18.92        18.37    1,484,310.60
                                                                            2008     18.37        12.05    1,281,282.96
                                                                            2009     12.05        14.98    1,272,032.31

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.70        11.57            0.00
                                                                            2002     11.57         8.76      192,844.11
                                                                            2003      8.76        11.30      794,026.43
                                                                            2004     11.30        12.25    1,219,617.60
                                                                            2005     12.25        12.88    1,225,277.14
                                                                            2006     12.88        14.37    1,166,910.77
                                                                            2007     14.37        15.51    1,195,546.39
                                                                            2008     15.51         8.89    1,003,023.65
                                                                            2009      8.89        12.57      988,715.18

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001    $ 8.64       $ 8.26            0.00
                                                                            2002      8.26         4.56      160,883.93
                                                                            2003      4.56         6.17      921,458.24
                                                                            2004      6.17         7.19    1,640,762.91
                                                                            2005      7.19         8.14    1,659,153.46
                                                                            2006      8.14         8.55    1,649,785.51
                                                                            2007      8.55         9.93    2,050,018.89
                                                                            2008      9.93         5.92    1,658,057.16
                                                                            2009      5.92         8.50    1,565,075.06

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.35        12.17            0.00
                                                                            2002     12.17         8.80      104,912.42
                                                                            2003      8.80        12.22      500,675.63
                                                                            2004     12.22        13.40      771,778.83
                                                                            2005     13.40        14.66      761,468.45
                                                                            2006     14.66        15.01      704,955.38
                                                                            2007     15.01        16.26      616,681.57
                                                                            2008     16.26        10.24      608,516.37
                                                                            2009     10.24        14.03      549,368.36

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.73        16.05            0.00
                                                                            2002     16.05        17.34      206,607.47
                                                                            2003     17.34        19.26    1,097,298.95
                                                                            2004     19.26        20.26    1,832,959.07
                                                                            2005     20.26        20.54    1,977,911.29
                                                                            2006     20.54        21.27    1,760,927.58
                                                                            2007     21.27        21.82    1,620,353.39
                                                                            2008     21.82        18.29    1,202,776.44
                                                                            2009     18.29        23.84    1,134,413.67

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.63        14.93            0.00
                                                                            2002     14.93        15.87      884,065.72
                                                                            2003     15.87        15.91    1,650,276.43
                                                                            2004     15.91        16.16    1,751,365.92
                                                                            2005     16.16        16.21    1,688,272.27
                                                                            2006     16.21        16.65    1,448,834.33
                                                                            2007     16.65        17.12    1,288,550.95
                                                                            2008     17.12        16.83    1,078,581.67
                                                                            2009     16.83        17.32      982,343.16

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.45 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.56      $ 15.26      28,569.70
                                                       2007     15.26        15.52     149,814.19
                                                       2008     15.52        13.84      47,001.89
                                                       2009     13.84        15.34      44,475.29

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.77        13.45           0.00
                                                       2002     13.45        10.71           0.00
                                                       2003     10.71        16.18     107,784.55
                                                       2004     16.18        19.25     281,007.79
                                                       2005     19.25        23.75     313,233.26
                                                       2006     23.75        29.00     270,716.25
                                                       2007     29.00        34.66     293,038.02
                                                       2008     34.66        15.85     229,143.49
                                                       2009     15.85        25.16     215,741.06

American Funds Growth Division+ (Class 2)/(c)/........ 2001    122.35       110.79           0.00
                                                       2002    110.79        82.36           0.00
                                                       2003     82.36       110.90      46,696.36
                                                       2004    110.90       122.77     112,711.09
                                                       2005    122.77       140.39     113,022.31
                                                       2006    140.39       152.29     108,746.95
                                                       2007    152.29       168.36      99,935.58
                                                       2008    168.36        92.82      86,140.60
                                                       2009     92.82       127.36      76,883.79

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     85.84        82.40           0.00
                                                       2002     82.40        66.22           0.00
                                                       2003     66.22        86.30      59,813.89
                                                       2004     86.30        93.74     130,811.15
                                                       2005     93.74        97.64     124,289.21
                                                       2006     97.64       110.70     117,188.16
                                                       2007    110.70       114.43     111,462.86
                                                       2008    114.43        69.98      96,246.95
                                                       2009     69.98        90.39      83,532.89

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     12.19        11.40           0.00
                                                       2002     11.40         9.25           0.00
                                                       2003      9.25        11.66      34,399.87
                                                       2004     11.66        13.57      71,716.66
                                                       2005     13.57        15.75     113,878.43
                                                       2006     15.75        18.05      90,369.13
                                                       2007     18.05        19.61      88,675.07
                                                       2008     19.61        10.78     105,754.35
                                                       2009     10.78        12.96      70,220.48

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.17      $ 11.38           0.00
                                                                                      2002     11.38        12.35           0.00
                                                                                      2003     12.35        12.59     337,928.72
                                                                                      2004     12.59        12.90     909,684.24
                                                                                      2005     12.90        12.97     875,676.07
                                                                                      2006     12.97        13.28     858,763.61
                                                                                      2007     13.28        13.97     784,444.17
                                                                                      2008     13.97        14.56     611,234.70
                                                                                      2009     14.56        15.09     561,315.35

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     36.92        34.81           0.00
                                                                                      2002     34.81        24.43           0.00
                                                                                      2003     24.43        33.85      24,635.07
                                                                                      2004     33.85        37.63      47,882.75
                                                                                      2005     37.63        41.00      45,689.14
                                                                                      2006     41.00        43.06      41,297.69
                                                                                      2007     43.06        51.09      33,398.73
                                                                                      2008     51.09        27.30      30,633.92
                                                                                      2009     27.30        40.14      28,257.84

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     42.22        44.53           0.00
                                                                                      2003     44.53        46.39      35,414.49
                                                                                      2004     46.39        47.68      70,112.32
                                                                                      2005     47.68        48.05      74,904.06
                                                                                      2006     48.05        49.38      70,579.02
                                                                                      2007     49.38        51.65      61,959.21
                                                                                      2008     51.65        49.08      54,310.84
                                                                                      2009     49.08        52.87      50,740.38

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     40.67        41.78           0.00
                                                                                      2002     41.78       359.10           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     36.87        35.93           0.00
                                                                                      2002     35.93        30.48           0.00
                                                                                      2003     30.48        36.17      63,226.55
                                                                                      2004     36.17        38.60     136,889.73
                                                                                      2005     38.60        39.17     133,601.49
                                                                                      2006     39.17        42.59     114,791.83
                                                                                      2007     42.59        44.37     101,862.26
                                                                                      2008     44.37        32.85      84,562.68
                                                                                      2009     32.85        37.93      75,807.44

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     79.01        79.73      31,043.42
                                                                                      2008     79.73        49.30      25,395.96
                                                                                      2009     49.30        57.97      21,433.11

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $69.91       $65.23           0.00
                                                                            2002     65.23        47.44           0.00
                                                                            2003     47.44        60.81      21,946.12
                                                                            2004     60.81        66.35      43,113.60
                                                                            2005     66.35        67.65      37,748.49
                                                                            2006     67.65        75.96      33,784.59
                                                                            2007     75.96        79.67           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.92           0.00
                                                                            2003      7.92        10.57      95,061.21
                                                                            2004     10.57        11.80     180,805.09
                                                                            2005     11.80        12.30     160,449.56
                                                                            2006     12.30        14.45     248,401.80
                                                                            2007     14.45        14.70     214,750.95
                                                                            2008     14.70         9.41     176,299.11
                                                                            2009      9.41        10.31     157,172.75

BlackRock Money Market Division (Class E)/(f)/............................. 2003     22.39        22.26       6,556.58
                                                                            2004     22.26        22.12      28,818.00
                                                                            2005     22.12        22.40      25,847.59
                                                                            2006     22.40        23.11      27,458.21
                                                                            2007     23.11        23.89      20,371.08
                                                                            2008     23.89        24.18      21,668.65
                                                                            2009     24.18        23.91      24,492.61

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.21        13.96           0.00
                                                                            2002     13.96        10.80           0.00
                                                                            2003     10.80        15.97     251,687.65
                                                                            2004     15.97        18.12     499,178.98
                                                                            2005     18.12        18.57     449,154.44
                                                                            2006     18.57        21.35     410,979.23
                                                                            2007     21.35        20.29     359,946.92
                                                                            2008     20.29        12.30     302,138.46
                                                                            2009     12.30        13.68     283,371.27

Davis Venture Value Division (Class E)/(c)/................................ 2001     27.09        26.35           0.00
                                                                            2002     26.35        21.67           0.00
                                                                            2003     21.67        27.93      30,312.18
                                                                            2004     27.93        30.86     103,247.87
                                                                            2005     30.86        33.51     107,349.44
                                                                            2006     33.51        37.78     124,574.98
                                                                            2007     37.78        38.89     111,810.22
                                                                            2008     38.89        23.20     102,623.60
                                                                            2009     23.20        30.15      99,637.92

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001    $18.16       $15.63           0.00
                                                                            2002     15.63        10.91           0.00
                                                                            2003     10.91        14.48      27,218.83
                                                                            2004     14.48        16.69     144,473.15
                                                                            2005     16.69        17.56     136,671.29
                                                                            2006     17.56        19.33     135,654.97
                                                                            2007     19.33        20.61     120,949.07
                                                                            2008     20.61         9.06     135,907.25
                                                                            2009      9.06        11.94     138,421.91

FI Value Leaders Division (Class E)/(d)/................................... 2002     22.63        18.62           0.00
                                                                            2003     18.62        23.26       7,003.77
                                                                            2004     23.26        26.04      28,986.63
                                                                            2005     26.04        28.37      40,391.30
                                                                            2006     28.37        31.25      45,430.52
                                                                            2007     31.25        32.04      38,146.64
                                                                            2008     32.04        19.25      26,036.40
                                                                            2009     19.25        23.08      25,886.75

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.59         8.83           0.00
                                                                            2003      8.83        11.76      23,418.79
                                                                            2004     11.76        13.99     157,295.51
                                                                            2005     13.99        15.76     151,139.31
                                                                            2006     15.76        20.03     199,502.16
                                                                            2007     20.03        19.55     166,704.72
                                                                            2008     19.55        11.40     113,224.07
                                                                            2009     11.40        17.44     120,742.26

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.06         4.88      52,167.37
                                                                            2006      4.88         4.93      44,932.37
                                                                            2007      4.93         5.42      51,308.46
                                                                            2008      5.42         3.39      38,907.86
                                                                            2009      3.39         4.67     121,161.49

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.39         4.91           0.00
                                                                            2002      4.91         3.44           0.00
                                                                            2003      3.44         4.26      32,610.52
                                                                            2004      4.26         4.40      57,580.19
                                                                            2005      4.40         4.02      57,550.47

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.39         9.67           0.00
                                                                            2003      9.67        12.04      58,322.52
                                                                            2004     12.04        13.58      98,196.55
                                                                            2005     13.58        14.49      94,316.75
                                                                            2006     14.49        16.39      96,748.96
                                                                            2007     16.39        15.72     104,909.86
                                                                            2008     15.72         9.57      93,543.74
                                                                            2009      9.57        12.91      78,251.09

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.55       $ 6.77      12,502.92
                                                          2004      6.77         7.24      26,758.73
                                                          2005      7.24         8.12      39,423.38
                                                          2006      8.12         7.87      31,402.39
                                                          2007      7.87         7.94      27,818.16
                                                          2008      7.94         4.77      29,274.29
                                                          2009      4.77         6.26      29,473.07

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.86         7.74           0.00
                                                          2002      7.74         5.29           0.00
                                                          2003      5.29         5.55           0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.39        10.07      82,047.02
                                                          2007     10.07         9.35      66,897.73
                                                          2008      9.35         4.18      60,822.85
                                                          2009      4.18         5.69      57,470.75

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.71         8.28           0.00
                                                          2002      8.28         6.51           0.00
                                                          2003      6.51         7.79      14,467.31
                                                          2004      7.79         8.55      47,907.97
                                                          2005      8.55         9.02      86,692.72
                                                          2006      9.02         9.43      81,123.38

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     22.87        22.38           0.00
                                                          2002     22.38        17.28           0.00
                                                          2003     17.28        23.21       9,515.41
                                                          2004     23.21        26.59      23,017.07
                                                          2005     26.59        27.98      25,835.24
                                                          2006     27.98        32.13      38,371.35
                                                          2007     32.13        35.38      52,045.85
                                                          2008     35.38        22.32      38,880.19
                                                          2009     22.32        28.61      32,210.94

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.79           0.00
                                                          2002      8.79         6.25           0.00
                                                          2003      6.25         8.91      63,963.08
                                                          2004      8.91         9.77     106,338.31
                                                          2005      9.77        10.06      78,553.10
                                                          2006     10.06        10.90      80,982.19
                                                          2007     10.90        11.22      70,074.75
                                                          2008     11.22         6.48      62,494.20
                                                          2009      6.48         8.31      58,776.47

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/......................... 2002    $10.77       $10.44           0.00
                                                                            2003     10.44        12.29     109,251.70
                                                                            2004     12.29        13.11     186,732.76
                                                                            2005     13.11        13.13     175,765.80
                                                                            2006     13.13        14.13     174,705.35
                                                                            2007     14.13        14.86     161,552.42
                                                                            2008     14.86        11.93     134,259.20
                                                                            2009     11.93        16.10     163,917.40

Lord Abbett Bond Debenture Division (Class E)/(b)/ (formerly Loomis Sayles
  High Yield Bond Division)................................................ 2001     10.74        10.47           0.00
                                                                            2002     10.47        15.64           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002     11.22         8.48           0.00
                                                                            2003      8.48        11.62      28,663.89
                                                                            2004     11.62        12.21      62,374.40
                                                                            2005     12.21        13.05      55,127.15
                                                                            2006     13.05        14.70      57,454.91
                                                                            2007     14.70        16.11      43,624.65
                                                                            2008     16.11         9.73      38,730.93
                                                                            2009      9.73        12.85      37,766.16

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     25.30        26.16           0.00
                                                                            2002     26.16        23.47           0.00
                                                                            2003     23.47        30.64      95,044.25
                                                                            2004     30.64        33.14     185,134.88
                                                                            2005     33.14        35.88     173,787.79
                                                                            2006     35.88        39.71     154,485.29
                                                                            2007     39.71        36.40     130,818.69
                                                                            2008     36.40        19.34     121,899.38
                                                                            2009     19.34        26.94     110,240.29

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.42        10.31           0.00
                                                                            2002     10.31         8.63           0.00
                                                                            2003      8.63        11.47     178,510.90
                                                                            2004     11.47        13.10     300,664.65
                                                                            2005     13.10        14.48     294,439.06
                                                                            2006     14.48        15.68     276,322.43
                                                                            2007     15.68        16.64     270,365.66
                                                                            2008     16.64        10.44     236,119.79
                                                                            2009     10.44        14.09     208,005.06

MetLife Stock Index Division (Class E)/(c)/................................ 2001     37.89        35.77           0.00
                                                                            2002     35.77        27.35           0.00
                                                                            2003     27.35        34.51     162,077.32
                                                                            2004     34.51        37.54     465,903.25
                                                                            2005     37.54        38.66     440,477.42
                                                                            2006     38.66        43.93     396,989.41
                                                                            2007     43.93        45.49     370,813.44
                                                                            2008     45.49        28.16     363,473.21
                                                                            2009     28.16        34.99     327,666.89

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/...................... 2001    $ 9.01       $ 8.38           0.00
                                                                            2002      8.38         7.30           0.00
                                                                            2003      7.30         9.50      25,599.56
                                                                            2004      9.50        11.21      70,828.12
                                                                            2005     11.21        12.87      94,222.73
                                                                            2006     12.87        16.09     120,925.48
                                                                            2007     16.09        17.98     119,243.99
                                                                            2008     17.98        10.21     123,987.72
                                                                            2009     10.21        13.26      88,263.14

MFS(R) Total Return Division (Class E)/(i)/................................ 2004     36.45        39.62      17,149.94
                                                                            2005     39.62        40.16      50,509.77
                                                                            2006     40.16        44.31      71,124.70
                                                                            2007     44.31        45.47     114,974.67
                                                                            2008     45.47        34.80      86,913.95
                                                                            2009     34.80        40.57     110,222.67

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.64        11.47           0.00
                                                                            2002     11.47         9.69           0.00
                                                                            2003      9.69        11.97     214,996.50
                                                                            2004     11.97        13.13     448,372.16
                                                                            2005     13.13        12.74     452,608.06
                                                                            2006     12.74        14.81     372,921.00
                                                                            2007     14.81        14.02     332,206.15
                                                                            2008     14.02         9.17     335,654.65
                                                                            2009      9.17        10.91     288,597.58

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.37         8.59           0.00
                                                                            2002      8.59         7.06           0.00
                                                                            2003      7.06         9.55     213,668.04
                                                                            2004      9.55        11.25     429,594.36
                                                                            2005     11.25        12.53     414,334.00
                                                                            2006     12.53        15.52     363,187.49
                                                                            2007     15.52        16.91     316,096.12
                                                                            2008     16.91         9.64     321,287.17
                                                                            2009      9.64        12.21     284,306.48

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.35        15.04           0.00
                                                                            2002     15.04        13.38           0.00
                                                                            2003     13.38        17.99      76,319.02
                                                                            2004     17.99        21.77     251,133.28
                                                                            2005     21.77        24.05     281,027.93
                                                                            2006     24.05        26.38     220,656.00
                                                                            2007     26.38        26.85     202,718.14
                                                                            2008     26.85        13.92     172,510.66
                                                                            2009     13.92        20.28     151,503.58

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001    $12.90       $12.16           0.00
                                                                            2002     12.16        10.06           0.00
                                                                            2003     10.06        12.92      32,601.95
                                                                            2004     12.92        14.79      59,343.76
                                                                            2005     14.79        16.93      65,372.72
                                                                            2006     16.93        19.44      62,930.90
                                                                            2007     19.44        20.37      61,234.70
                                                                            2008     20.37        11.94      46,221.82
                                                                            2009     11.94        16.49      44,343.71

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.24        10.43           0.00
                                                                            2002     10.43        11.25           0.00
                                                                            2003     11.25        11.58     384,622.02
                                                                            2004     11.58        11.99     650,652.49
                                                                            2005     11.99        12.09     722,177.32
                                                                            2006     12.09        12.48     548,420.10
                                                                            2007     12.48        13.24     679,792.80
                                                                            2008     13.24        13.11     426,006.69
                                                                            2009     13.11        15.27     447,407.93

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.05         6.09           0.00
                                                                            2002      6.09         2.96           0.00
                                                                            2003      2.96         4.60     222,773.97
                                                                            2004      4.60         4.34     334,452.62
                                                                            2005      4.34         4.75     289,437.15
                                                                            2006      4.75         4.94     226,227.02
                                                                            2007      4.94         6.41     391,805.49
                                                                            2008      6.41         3.51     248,780.83
                                                                            2009      3.51         5.51     303,452.40

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     12.01        11.95           0.00
                                                                            2002     11.95         9.35           0.00
                                                                            2003      9.35        13.46     119,112.34
                                                                            2004     13.46        15.59     225,634.05
                                                                            2005     15.59        16.04     207,349.65
                                                                            2006     16.04        18.61     191,942.00
                                                                            2007     18.61        18.04     171,927.11
                                                                            2008     18.04        11.81     138,761.89
                                                                            2009     11.81        14.65     130,087.10

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.64        11.50           0.00
                                                                            2002     11.50         8.69           0.00
                                                                            2003      8.69        11.19      69,718.44
                                                                            2004     11.19        12.11     127,519.84
                                                                            2005     12.11        12.70     128,655.91
                                                                            2006     12.70        14.14     117,337.97
                                                                            2007     14.14        15.23     116,866.38
                                                                            2008     15.23         8.71     112,491.80
                                                                            2009      8.71        12.29     103,365.41

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001    $ 8.64       $ 8.25           0.00
                                                                            2002      8.25         4.55           0.00
                                                                            2003      4.55         6.13      47,071.94
                                                                            2004      6.13         7.14     192,193.87
                                                                            2005      7.14         8.06     243,026.42
                                                                            2006      8.06         8.45     190,725.55
                                                                            2007      8.45         9.79     397,174.12
                                                                            2008      9.79         5.83     273,492.99
                                                                            2009      5.83         8.35     234,942.57

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.24        12.05           0.00
                                                                            2002     12.05         8.69           0.00
                                                                            2003      8.69        12.05      37,571.37
                                                                            2004     12.05        13.19      72,976.35
                                                                            2005     13.19        14.41      82,879.59
                                                                            2006     14.41        14.72      82,048.16
                                                                            2007     14.72        15.91      68,985.23
                                                                            2008     15.91        10.00      85,639.95
                                                                            2009     10.00        13.67      78,540.36

Western Asset Management Strategic Bond Opportunities Division (Class
  E)/(c)/.................................................................. 2001     15.52        15.83           0.00
                                                                            2002     15.83        17.06           0.00
                                                                            2003     17.06        18.91      88,203.94
                                                                            2004     18.91        19.85     253,519.43
                                                                            2005     19.85        20.09     288,847.54
                                                                            2006     20.09        20.76     261,032.48
                                                                            2007     20.76        21.26     178,702.82
                                                                            2008     21.26        17.78     140,983.01
                                                                            2009     17.78        23.13     122,810.74

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.43        14.72           0.00
                                                                            2002     14.72        15.61           0.00
                                                                            2003     15.61        15.63      57,331.18
                                                                            2004     15.63        15.83     142,372.65
                                                                            2005     15.83        15.85     165,505.99
                                                                            2006     15.85        16.24     129,658.26
                                                                            2007     16.24        16.67     112,248.93
                                                                            2008     16.67        16.36      98,909.76
                                                                            2009     16.36        16.80      90,882.37

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.50 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.49      $ 15.19       9,855.83
                                                       2007     15.19        15.43      68,169.42
                                                       2008     15.43        13.76      16,239.77
                                                       2009     13.76        15.24      16,416.12

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.75        13.42           0.00
                                                       2002     13.42        10.68      32,019.34
                                                       2003     10.68        16.14      85,398.57
                                                       2004     16.14        19.19     128,270.84
                                                       2005     19.19        23.66     149,896.21
                                                       2006     23.66        28.88     146,893.34
                                                       2007     28.88        34.49     141,939.77
                                                       2008     34.49        15.76      93,838.28
                                                       2009     15.76        25.01      86,284.29

American Funds Growth Division+ (Class 2)/(c)/........ 2001    121.23       109.75           0.00
                                                       2002    109.75        81.55      16,230.12
                                                       2003     81.55       109.74      58,503.83
                                                       2004    109.74       121.43      69,240.32
                                                       2005    121.43       138.80      68,272.08
                                                       2006    138.80       150.48      63,238.49
                                                       2007    150.48       166.28      54,048.73
                                                       2008    166.28        91.63      42,147.59
                                                       2009     91.63       125.66      38,086.04

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     85.05        81.63           0.00
                                                       2002     81.63        65.56      26,270.23
                                                       2003     65.56        85.41      68,725.41
                                                       2004     85.41        92.72      96,552.45
                                                       2005     92.72        96.53      87,866.03
                                                       2006     96.53       109.39      82,701.17
                                                       2007    109.39       113.01      69,156.14
                                                       2008    113.01        69.08      55,948.52
                                                       2009     69.08        89.18      53,241.27

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     12.13        11.34           0.00
                                                       2002     11.34         9.20      37,654.63
                                                       2003      9.20        11.59      83,923.39
                                                       2004     11.59        13.47      80,449.46
                                                       2005     13.47        15.64      74,019.49
                                                       2006     15.64        17.91      58,927.42
                                                       2007     17.91        19.44      41,579.91
                                                       2008     19.44        10.69      44,634.46
                                                       2009     10.69        12.84      35,121.97

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R)
  Aggregate Bond Index Division) (Class E)/(c)/............................ 2001    $11.15       $11.37           0.00
                                                                            2002     11.37        12.32     225,577.36
                                                                            2003     12.32        12.56     489,599.55
                                                                            2004     12.56        12.86     655,019.23
                                                                            2005     12.86        12.92     602,654.35
                                                                            2006     12.92        13.23     568,967.74
                                                                            2007     13.23        13.90     504,058.33
                                                                            2008     13.90        14.49     331,765.98
                                                                            2009     14.49        15.00     308,551.57

BlackRock Aggressive Growth Division (Class E)/(c)/........................ 2001     36.68        34.57           0.00
                                                                            2002     34.57        24.25       2,205.03
                                                                            2003     24.25        33.59      13,521.08
                                                                            2004     33.59        37.32      13,940.22
                                                                            2005     37.32        40.64      13,270.58
                                                                            2006     40.64        42.66      12,514.16
                                                                            2007     42.66        50.59      12,156.89
                                                                            2008     50.59        27.02      10,590.38
                                                                            2009     27.02        39.70      10,383.46

BlackRock Bond Income Division (Class E)/(a)/.............................. 2002     41.82        44.10      49,047.68
                                                                            2003     44.10        45.92      73,820.33
                                                                            2004     45.92        47.17      75,491.45
                                                                            2005     47.17        47.51      62,562.45
                                                                            2006     47.51        48.80      51,457.60
                                                                            2007     48.80        51.02      39,380.69
                                                                            2008     51.02        48.46      30,754.13
                                                                            2009     48.46        52.18      26,751.59

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E) 2001     40.30        41.40           0.00
                                                                            2002     41.40        41.87           0.00

BlackRock Diversified Division (Class E)/(c)/.............................. 2001     36.59        35.65           0.00
                                                                            2002     35.65        30.23      22,516.66
                                                                            2003     30.23        35.85      86,986.27
                                                                            2004     35.85        38.25      81,027.13
                                                                            2005     38.25        38.79      67,148.30
                                                                            2006     38.79        42.16      60,729.08
                                                                            2007     42.16        43.90      55,172.11
                                                                            2008     43.90        32.49      43,769.76
                                                                            2009     32.49        37.49      43,715.81

BlackRock Large Cap Core Division* (Class E)/(m)/.......................... 2007     78.07        78.75      21,837.96
                                                                            2008     78.75        48.68      20,064.90
                                                                            2009     48.68        57.21      18,375.14

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $69.28       $64.63           0.00
                                                                            2002     64.63        46.98      17,213.09
                                                                            2003     46.98        60.19      36,210.83
                                                                            2004     60.19        65.64      37,496.53
                                                                            2005     65.64        66.89      30,776.69
                                                                            2006     66.89        75.07      25,465.88
                                                                            2007     75.07        78.73           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.91       7,077.93
                                                                            2003      7.91        10.56      38,323.74
                                                                            2004     10.56        11.79      74,675.57
                                                                            2005     11.79        12.27      63,527.67
                                                                            2006     12.27        14.41      98,182.02
                                                                            2007     14.41        14.66      99,140.93
                                                                            2008     14.66         9.38      57,156.94
                                                                            2009      9.38        10.27      52,277.20

BlackRock Money Market Division (Class E)/(f)/............................. 2003     22.17        22.03           0.29
                                                                            2004     22.03        21.88           0.00
                                                                            2005     21.88        22.15           0.00
                                                                            2006     22.15        22.84           0.00
                                                                            2007     22.84        23.60           0.00
                                                                            2008     23.60        23.88         660.36
                                                                            2009     23.88        23.60           0.00

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.20        13.95           0.00
                                                                            2002     13.95        10.79     157,228.27
                                                                            2003     10.79        15.94     281,458.32
                                                                            2004     15.94        18.08     324,910.05
                                                                            2005     18.08        18.52     276,821.58
                                                                            2006     18.52        21.28     230,814.40
                                                                            2007     21.28        20.21     182,013.02
                                                                            2008     20.21        12.24     144,165.58
                                                                            2009     12.24        13.62     137,806.90

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.99        26.26           0.00
                                                                            2002     26.26        21.58      20,393.14
                                                                            2003     21.58        27.80      67,574.71
                                                                            2004     27.80        30.71      88,324.73
                                                                            2005     30.71        33.32      93,290.01
                                                                            2006     33.32        37.55      85,709.13
                                                                            2007     37.55        38.63      73,834.53
                                                                            2008     38.63        23.04      64,479.49
                                                                            2009     23.04        29.92      58,711.45

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $18.12       $15.59           0.00
                                                      2002     15.59        10.88      22,430.00
                                                      2003     10.88        14.43      52,317.71
                                                      2004     14.43        16.63     121,218.28
                                                      2005     16.63        17.48     104,969.16
                                                      2006     17.48        19.23      87,624.88
                                                      2007     19.23        20.50      63,408.93
                                                      2008     20.50         9.00      56,222.49
                                                      2009      9.00        11.87      50,201.63

FI Value Leaders Division (Class E)/(d)/............. 2002     22.53        18.53         223.05
                                                      2003     18.53        23.14      13,791.50
                                                      2004     23.14        25.88      13,941.77
                                                      2005     25.88        28.18      20,535.34
                                                      2006     28.18        31.03      23,927.32
                                                      2007     31.03        31.81      21,344.57
                                                      2008     31.81        19.10       9,222.86
                                                      2009     19.10        22.89       7,547.38

Harris Oakmark International Division (Class E)/(d)/. 2002     10.59         8.82       1,624.24
                                                      2003      8.82        11.75      22,986.28
                                                      2004     11.75        13.97      64,678.33
                                                      2005     13.97        15.72      90,841.07
                                                      2006     15.72        19.98     105,485.85
                                                      2007     19.98        19.49      76,795.16
                                                      2008     19.49        11.36      56,722.39
                                                      2009     11.36        17.37      46,165.40

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      4.05         4.87      66,299.15
                                                      2006      4.87         4.92      52,029.23
                                                      2007      4.92         5.40      47,576.81
                                                      2008      5.40         3.37      26,859.49
                                                      2009      3.37         4.65      36,039.71

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.38         4.91           0.00
                                                      2002      4.91         3.43      45,343.63
                                                      2003      3.43         4.25      79,960.85
                                                      2004      4.25         4.39      75,497.51
                                                      2005      4.39         4.01      69,047.11

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.39         9.66       4,191.09
                                                      2003      9.66        12.03      33,152.01
                                                      2004     12.03        13.56      31,103.06
                                                      2005     13.56        14.46      22,140.83
                                                      2006     14.46        16.34      18,497.85
                                                      2007     16.34        15.67      24,229.79
                                                      2008     15.67         9.53      12,214.19
                                                      2009      9.53        12.86      10,153.85

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.55       $ 6.76     13,831.86
                                                          2004      6.76         7.23     14,051.04
                                                          2005      7.23         8.10     11,590.10
                                                          2006      8.10         7.85     15,611.50
                                                          2007      7.85         7.91     12,187.90
                                                          2008      7.91         4.75      8,626.43
                                                          2009      4.75         6.24     10,442.02

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.86         7.74          0.00
                                                          2002      7.74         5.28     10,865.55
                                                          2003      5.28         5.55          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.36        10.03     47,818.28
                                                          2007     10.03         9.31     47,245.59
                                                          2008      9.31         4.16     42,413.08
                                                          2009      4.16         5.66     48,083.73

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.70         8.27          0.00
                                                          2002      8.27         6.50     45,626.76
                                                          2003      6.50         7.78     49,778.26
                                                          2004      7.78         8.52     63,412.17
                                                          2005      8.52         8.99     48,904.31
                                                          2006      8.99         9.40     47,933.82

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     22.78        22.29          0.00
                                                          2002     22.29        17.21      5,404.06
                                                          2003     17.21        23.10     13,258.14
                                                          2004     23.10        26.45     22,106.95
                                                          2005     26.45        27.82     22,775.37
                                                          2006     27.82        31.93     24,849.16
                                                          2007     31.93        35.14     24,753.05
                                                          2008     35.14        22.15     18,218.89
                                                          2009     22.15        28.38     17,520.05

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.79          0.00
                                                          2002      8.79         6.25     11,663.67
                                                          2003      6.25         8.90     40,149.06
                                                          2004      8.90         9.75     46,339.50
                                                          2005      9.75        10.04     35,241.03
                                                          2006     10.04        10.86     27,964.36
                                                          2007     10.86        11.18     22,600.94
                                                          2008     11.18         6.46     13,470.51
                                                          2009      6.46         8.27     14,355.56

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/......................... 2002    $10.74       $10.41      22,289.80
                                                                            2003     10.41        12.24     162,905.90
                                                                            2004     12.24        13.06     169,809.79
                                                                            2005     13.06        13.07     145,143.27
                                                                            2006     13.07        14.06     138,459.15
                                                                            2007     14.06        14.78     132,329.97
                                                                            2008     14.78        11.86      94,722.60
                                                                            2009     11.86        16.00      81,223.65

Lord Abbett Bond Debenture Division (Class E)/(b) /(formerly Loomis Sayles
  High Yield Bond Division)................................................ 2001     10.71        10.45           0.00
                                                                            2002     10.45        10.74           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002     11.22         8.48       5,135.49
                                                                            2003      8.48        11.61      21,224.05
                                                                            2004     11.61        12.19      25,847.06
                                                                            2005     12.19        13.03      21,235.25
                                                                            2006     13.03        14.66      23,324.10
                                                                            2007     14.66        16.06      13,171.09
                                                                            2008     16.06         9.70      11,955.41
                                                                            2009      9.70        12.79       8,420.43

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     25.19        26.05           0.00
                                                                            2002     26.05        23.35      61,782.22
                                                                            2003     23.35        30.47     126,748.23
                                                                            2004     30.47        32.95     142,365.16
                                                                            2005     32.95        35.65     132,410.14
                                                                            2006     35.65        39.43     108,633.17
                                                                            2007     39.43        36.13      89,156.62
                                                                            2008     36.13        19.19      66,805.26
                                                                            2009     19.19        26.72      59,589.70

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.42        10.30           0.00
                                                                            2002     10.30         8.62      78,973.23
                                                                            2003      8.62        11.45     223,014.58
                                                                            2004     11.45        13.07     190,838.70
                                                                            2005     13.07        14.44     176,794.28
                                                                            2006     14.44        15.63     153,807.28
                                                                            2007     15.63        16.58     142,204.00
                                                                            2008     16.58        10.40     119,921.71
                                                                            2009     10.40        14.03     105,445.78

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class E)/(c)/........... 2001    $37.68       $35.56           0.00
                                                       2002     35.56        27.18      73,429.97
                                                       2003     27.18        34.27     232,487.84
                                                       2004     34.27        37.27     334,555.05
                                                       2005     37.27        38.36     301,810.28
                                                       2006     38.36        43.57     276,481.35
                                                       2007     43.57        45.09     236,025.99
                                                       2008     45.09        27.90     224,173.71
                                                       2009     27.90        34.65     216,413.47

MFS(R) Research International Division (Class E)/(c)/. 2001      9.01         8.36           0.00
                                                       2002      8.36         7.28      14,134.50
                                                       2003      7.28         9.47      40,564.90
                                                       2004      9.47        11.17      40,356.36
                                                       2005     11.17        12.82      50,325.80
                                                       2006     12.82        16.01      65,068.38
                                                       2007     16.01        17.88      67,475.24
                                                       2008     17.88        10.16      63,115.75
                                                       2009     10.16        13.18      44,920.19

MFS(R) Total Return Division (Class E)/(i)/........... 2004     36.14        39.27       3,841.22
                                                       2005     39.27        39.79      19,800.66
                                                       2006     39.79        43.88      18,561.86
                                                       2007     43.88        45.00      26,133.41
                                                       2008     45.00        34.42      19,043.01
                                                       2009     34.42        40.12      17,976.77

MFS(R) Value Division (Class E)/(c)/.................. 2001     11.62        11.45           0.00
                                                       2002     11.45         9.67     157,233.62
                                                       2003      9.67        11.94     374,576.28
                                                       2004     11.94        13.09     381,446.78
                                                       2005     13.09        12.69     370,944.59
                                                       2006     12.69        14.75     311,742.01
                                                       2007     14.75        13.96     252,505.10
                                                       2008     13.96         9.13     187,770.96
                                                       2009      9.13        10.85     162,561.67

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.35         8.58           0.00
                                                       2002      8.58         7.04     103,380.86
                                                       2003      7.04         9.53     300,308.08
                                                       2004      9.53        11.21     279,646.40
                                                       2005     11.21        12.49     240,656.92
                                                       2006     12.49        15.45     203,566.38
                                                       2007     15.45        16.83     189,661.67
                                                       2008     16.83         9.59     177,187.70
                                                       2009      9.59        12.14     151,261.63

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001    $15.33       $15.01           0.00
                                                                            2002     15.01        13.35      39,868.38
                                                                            2003     13.35        17.94      98,355.96
                                                                            2004     17.94        21.70     139,529.27
                                                                            2005     21.70        23.96     162,780.19
                                                                            2006     23.96        26.27     130,877.69
                                                                            2007     26.27        26.72     110,625.45
                                                                            2008     26.72        13.85      89,005.48
                                                                            2009     13.85        20.17      81,459.34

Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001     12.87        12.14           0.00
                                                                            2002     12.14        10.03      12,043.68
                                                                            2003     10.03        12.88      48,580.88
                                                                            2004     12.88        14.73      50,623.96
                                                                            2005     14.73        16.85      84,323.91
                                                                            2006     16.85        19.35      69,770.52
                                                                            2007     19.35        20.26      53,041.19
                                                                            2008     20.26        11.87      36,168.26
                                                                            2009     11.87        16.38      32,550.37

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.24        10.43           0.00
                                                                            2002     10.43        11.24     192,230.30
                                                                            2003     11.24        11.56     457,793.39
                                                                            2004     11.56        11.97     448,711.92
                                                                            2005     11.97        12.06     437,621.91
                                                                            2006     12.06        12.44     339,991.43
                                                                            2007     12.44        13.19     320,435.69
                                                                            2008     13.19        13.05     241,963.04
                                                                            2009     13.05        15.20     226,772.03

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.96      33,839.41
                                                                            2003      2.96         4.59     204,467.46
                                                                            2004      4.59         4.33     218,860.34
                                                                            2005      4.33         4.74     183,127.85
                                                                            2006      4.74         4.92     114,166.50
                                                                            2007      4.92         6.39     164,987.80
                                                                            2008      6.39         3.49      93,495.91
                                                                            2009      3.49         5.48     130,339.87

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.99        11.93           0.00
                                                                            2002     11.93         9.33      47,437.21
                                                                            2003      9.33        13.42     152,903.89
                                                                            2004     13.42        15.54     159,019.77
                                                                            2005     15.54        15.99     134,767.43
                                                                            2006     15.99        18.54     124,440.52
                                                                            2007     18.54        17.96      99,969.76
                                                                            2008     17.96        11.75      78,538.42
                                                                            2009     11.75        14.57      80,783.32

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001    $11.62       $11.48           0.00
                                                                            2002     11.48         8.67      46,957.26
                                                                            2003      8.67        11.16     112,546.54
                                                                            2004     11.16        12.07     145,216.04
                                                                            2005     12.07        12.65     127,320.85
                                                                            2006     12.65        14.08     108,699.39
                                                                            2007     14.08        15.16      88,159.23
                                                                            2008     15.16         8.67      78,559.71
                                                                            2009      8.67        12.22      69,000.95

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001      8.63         8.25           0.00
                                                                            2002      8.25         4.54      49,683.45
                                                                            2003      4.54         6.12      95,673.83
                                                                            2004      6.12         7.12     149,231.13
                                                                            2005      7.12         8.04     151,849.44
                                                                            2006      8.04         8.42     146,926.10
                                                                            2007      8.42         9.76     152,151.38
                                                                            2008      9.76         5.80      88,627.46
                                                                            2009      5.80         8.32      80,658.56

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.22        12.02           0.00
                                                                            2002     12.02         8.67      22,446.79
                                                                            2003      8.67        12.01      65,089.51
                                                                            2004     12.01        13.14      90,183.89
                                                                            2005     13.14        14.34      86,962.24
                                                                            2006     14.34        14.65      55,763.37
                                                                            2007     14.65        15.83      36,639.92
                                                                            2008     15.83         9.94      35,351.76
                                                                            2009      9.94        13.59      37,564.51

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.47        15.77           0.00
                                                                            2002     15.77        16.99      47,849.94
                                                                            2003     16.99        18.83     135,043.24
                                                                            2004     18.83        19.75     134,643.80
                                                                            2005     19.75        19.98     156,504.38
                                                                            2006     19.98        20.63     119,427.82
                                                                            2007     20.63        21.12      97,149.91
                                                                            2008     21.12        17.66      63,131.20
                                                                            2009     17.66        22.96      58,766.06

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.39        14.67           0.00
                                                                            2002     14.67        15.55     142,366.92
                                                                            2003     15.55        15.55     181,326.65
                                                                            2004     15.55        15.75     166,629.20
                                                                            2005     15.75        15.76     164,780.37
                                                                            2006     15.76        16.15     123,813.46
                                                                            2007     16.15        16.56     109,662.08
                                                                            2008     16.56        16.24      78,800.63
                                                                            2009     16.24        16.67      80,364.54

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.60 SEPARATE ACCOUNT CHARGE


                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/............................... 2006   $ 14.36      $ 15.04       3,602.47
                                                                            2007     15.04        15.27      26,795.36
                                                                            2008     15.27        13.60      23,110.57
                                                                            2009     13.60        15.05      20,625.76

American Funds Global Small Capitalization Division+ (Class 2)/(c)/........ 2001     13.70        13.37           0.00
                                                                            2002     13.37        10.63      50,260.05
                                                                            2003     10.63        16.05      33,583.22
                                                                            2004     16.05        19.06     128,537.65
                                                                            2005     19.06        23.48     142,590.73
                                                                            2006     23.48        28.63     152,181.41
                                                                            2007     28.63        34.16     150,471.52
                                                                            2008     34.16        15.60     106,380.52
                                                                            2009     15.60        24.72     102,365.71

American Funds Growth Division+ (Class 2)/(c)/............................. 2001    119.13       107.80           0.00
                                                                            2002    107.80        80.02      10,214.32
                                                                            2003     80.02       107.58      39,810.16
                                                                            2004    107.58       118.92      64,053.28
                                                                            2005    118.92       135.79      63,053.30
                                                                            2006    135.79       147.07      56,753.68
                                                                            2007    147.07       162.35      49,908.02
                                                                            2008    162.35        89.38      40,843.02
                                                                            2009     89.38       122.44      39,070.82

American Funds Growth-Income Division+ (Class 2)/(c)/...................... 2001     83.58        80.18           0.00
                                                                            2002     80.18        64.34       4,959.21
                                                                            2003     64.34        83.72      44,066.19
                                                                            2004     83.72        90.80      74,849.64
                                                                            2005     90.80        94.43      74,211.75
                                                                            2006     94.43       106.91      69,152.27
                                                                            2007    106.91       110.34      62,927.94
                                                                            2008    110.34        67.38      41,806.81
                                                                            2009     67.38        86.90      39,074.67

Artio International Stock (formerly Julius Baer International Stock
  Division) (Class E)/(c)/................................................. 2001     12.01        11.21           0.00
                                                                            2002     11.21         9.09       4,532.27
                                                                            2003      9.09        11.44      11,902.93
                                                                            2004     11.44        13.29      21,623.90
                                                                            2005     13.29        15.41      35,957.35
                                                                            2006     15.41        17.63      34,052.49
                                                                            2007     17.63        19.12      37,045.63
                                                                            2008     19.12        10.50      32,314.25
                                                                            2009     10.50        12.60      28,133.88

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.12       $11.33           0.00
                                                                                      2002     11.33        12.27      58,494.60
                                                                                      2003     12.27        12.50     210,344.65
                                                                                      2004     12.50        12.78     491,673.43
                                                                                      2005     12.78        12.83     460,530.48
                                                                                      2006     12.83        13.12     409,720.50
                                                                                      2007     13.12        13.78     377,855.71
                                                                                      2008     13.78        14.34     259,878.56
                                                                                      2009     14.34        14.84     236,666.63

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     36.19        34.10           0.00
                                                                                      2002     34.10        23.90       2,861.07
                                                                                      2003     23.90        33.07      14,524.85
                                                                                      2004     33.07        36.70      18,023.58
                                                                                      2005     36.70        39.93      16,332.73
                                                                                      2006     39.93        41.87      15,390.63
                                                                                      2007     41.87        49.60      16,286.47
                                                                                      2008     49.60        26.46      15,839.09
                                                                                      2009     26.46        38.85      14,187.67

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     41.04        43.25      19,652.89
                                                                                      2003     43.25        44.98      37,113.50
                                                                                      2004     44.98        46.16      42,622.53
                                                                                      2005     46.16        46.45      47,470.82
                                                                                      2006     46.45        47.67      38,522.42
                                                                                      2007     47.67        49.78      38,829.14
                                                                                      2008     49.78        47.24      34,859.94
                                                                                      2009     47.24        50.81      31,588.60

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     39.58        40.64           0.00
                                                                                      2002     40.64        41.09           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     36.04        35.10         409.22
                                                                                      2002     35.10        29.73       5,960.15
                                                                                      2003     29.73        35.23      65,994.47
                                                                                      2004     35.23        37.55      72,695.82
                                                                                      2005     37.55        38.04      66,948.04
                                                                                      2006     38.04        41.31      58,566.61
                                                                                      2007     41.31        42.97      57,537.12
                                                                                      2008     42.97        31.76      42,321.30
                                                                                      2009     31.76        36.62      39,943.63

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     76.23        76.85      15,370.10
                                                                                      2008     76.85        47.45      13,018.91
                                                                                      2009     47.45        55.71      12,000.75

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $68.03       $63.45           0.00
                                                                            2002     63.45        46.07       3,991.94
                                                                            2003     46.07        58.96      12,824.81
                                                                            2004     58.96        64.24      24,089.72
                                                                            2005     64.24        65.40      21,248.45
                                                                            2006     65.40        73.33      16,772.72
                                                                            2007     73.33        76.87           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.91         547.02
                                                                            2003      7.91        10.54      21,598.96
                                                                            2004     10.54        11.76      44,681.26
                                                                            2005     11.76        12.23      47,804.22
                                                                            2006     12.23        14.35      78,485.77
                                                                            2007     14.35        14.58      93,422.52
                                                                            2008     14.58         9.32      59,143.07
                                                                            2009      9.32        10.20      74,522.13

BlackRock Money Market Division (Class E)/(f)/............................. 2003     21.73        21.59         416.51
                                                                            2004     21.59        21.42       4,802.10
                                                                            2005     21.42        21.66       4,720.32
                                                                            2006     21.66        22.31       4,092.73
                                                                            2007     22.31        23.03       4,010.24
                                                                            2008     23.03        23.28       3,862.21
                                                                            2009     23.28        22.98       3,321.69

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.18        13.93         689.38
                                                                            2002     13.93        10.76      91,901.46
                                                                            2003     10.76        15.88     205,124.95
                                                                            2004     15.88        18.00     309,839.67
                                                                            2005     18.00        18.42     284,193.77
                                                                            2006     18.42        21.14     247,478.57
                                                                            2007     21.14        20.06     209,751.69
                                                                            2008     20.06        12.14     155,793.49
                                                                            2009     12.14        13.49     153,476.13

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.81        26.07         552.10
                                                                            2002     26.07        21.41       2,228.67
                                                                            2003     21.41        27.54      27,983.13
                                                                            2004     27.54        30.40      63,371.98
                                                                            2005     30.40        32.95      63,396.39
                                                                            2006     32.95        37.10      64,584.87
                                                                            2007     37.10        38.12      63,901.79
                                                                            2008     38.12        22.71      54,801.73
                                                                            2009     22.71        29.47      48,549.91

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001    $18.04       $15.52          0.00
                                                                            2002     15.52        10.82     54,192.31
                                                                            2003     10.82        14.33     72,345.81
                                                                            2004     14.33        16.50     76,342.26
                                                                            2005     16.50        17.33     60,450.88
                                                                            2006     17.33        19.05     55,461.48
                                                                            2007     19.05        20.28     48,611.58
                                                                            2008     20.28         8.90     47,544.36
                                                                            2009      8.90        11.72     43,516.62

FI Value Leaders Division (Class E)/(d)/................................... 2002     22.33        18.35        344.36
                                                                            2003     18.35        22.89      4,734.87
                                                                            2004     22.89        25.58      9,998.64
                                                                            2005     25.58        27.83     13,005.67
                                                                            2006     27.83        30.61     20,010.70
                                                                            2007     30.61        31.34     15,000.87
                                                                            2008     31.34        18.80     10,659.00
                                                                            2009     18.80        22.51     10,482.22

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.58         8.81        257.86
                                                                            2003      8.81        11.72     13,203.02
                                                                            2004     11.72        13.92     59,358.39
                                                                            2005     13.92        15.66     63,924.08
                                                                            2006     15.66        19.88     92,513.91
                                                                            2007     19.88        19.36     85,403.61
                                                                            2008     19.36        11.27     65,831.79
                                                                            2009     11.27        17.23     68,162.19

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.03         4.84     48,296.42
                                                                            2006      4.84         4.89     35,917.55
                                                                            2007      4.89         5.36     26,102.53
                                                                            2008      5.36         3.35     17,678.92
                                                                            2009      3.35         4.61     25,789.64

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.38         4.90          0.00
                                                                            2002      4.90         3.42      5,925.30
                                                                            2003      3.42         4.24     40,814.30
                                                                            2004      4.24         4.37     50,532.37
                                                                            2005      4.37         3.99     50,373.04

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.38         9.65      3,736.83
                                                                            2003      9.65        12.00     17,487.67
                                                                            2004     12.00        13.52     25,697.55
                                                                            2005     13.52        14.40     23,666.59
                                                                            2006     14.40        16.26     17,294.99
                                                                            2007     16.26        15.58     18,295.41
                                                                            2008     15.58         9.47     15,086.65
                                                                            2009      9.47        12.75     17,739.97

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/....................... 2003    $ 5.54       $ 6.74     34,626.57
                                                                            2004      6.74         7.20     45,035.05
                                                                            2005      7.20         8.06     39,699.03
                                                                            2006      8.06         7.80     21,907.69
                                                                            2007      7.80         7.86     16,303.05
                                                                            2008      7.86         4.71     12,589.08
                                                                            2009      4.71         6.18     12,785.58

Legg Mason Partners Aggressive Growth (Class E)/(e)/ (formerly Janus
  Aggressive Growth)....................................................... 2001      8.86         7.73          0.00
                                                                            2002      7.73         5.27     15,617.30
                                                                            2003      5.27         5.54          0.00

Legg Mason Value Equity (Class E)/(c) (l)/................................. 2006      9.30         9.96     30,378.03
                                                                            2007      9.96         9.23     21,734.59
                                                                            2008      9.23         4.12     22,489.67
                                                                            2009      4.12         5.60     25,832.70

Legg Mason Value Equity (Class E)/(c) (l)/ (formerly MFS(R) Investors
  Trust Division).......................................................... 2001      8.68         8.25          0.00
                                                                            2002      8.25         6.47      7,238.41
                                                                            2003      6.47         7.74     14,117.05
                                                                            2004      7.74         8.48     31,628.18
                                                                            2005      8.48         8.93     30,737.30
                                                                            2006      8.93         9.34     25,132.03

Loomis Sayles Small Cap Core Division (Class E) (formerly Loomis Sayles
  Small Cap Division)/(c)/................................................. 2001     22.62        22.12          0.00
                                                                            2002     22.12        17.06        405.03
                                                                            2003     17.06        22.88      3,696.18
                                                                            2004     22.88        26.16      7,319.76
                                                                            2005     26.16        27.49      7,781.13
                                                                            2006     27.49        31.53     13,575.83
                                                                            2007     31.53        34.66     15,606.95
                                                                            2008     34.66        21.83     10,954.83
                                                                            2009     21.83        27.94      9,885.85

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small
  Cap Growth Division (Class E)/(c)/....................................... 2001      9.17         8.78          0.00
                                                                            2002      8.78         6.24     87,945.12
                                                                            2003      6.24         8.88     78,729.98
                                                                            2004      8.88         9.72     69,053.06
                                                                            2005      9.72         9.99     69,997.35
                                                                            2006      9.99        10.80     56,182.52
                                                                            2007     10.80        11.11     36,836.28
                                                                            2008     11.11         6.41     28,509.86
                                                                            2009      6.41         8.20     25,783.44

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/......................... 2002    $10.69       $10.35       5,269.21
                                                                            2003     10.35        12.16      61,536.62
                                                                            2004     12.16        12.95      78,480.75
                                                                            2005     12.95        12.95      95,558.26
                                                                            2006     12.95        13.92     106,900.37
                                                                            2007     13.92        14.62      80,964.05
                                                                            2008     14.62        11.72      55,750.72
                                                                            2009     11.72        15.79      60,644.67

Lord Abbett Bond Debenture Division (Class E)/(b)/ (formerly Loomis Sayles
  High Yield Bond Division)................................................ 2001     10.67        10.40           0.00
                                                                            2002     10.40        10.69           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002     11.21         8.47       2,943.67
                                                                            2003      8.47        11.58      19,935.27
                                                                            2004     11.58        12.15      30,221.45
                                                                            2005     12.15        12.97      27,847.43
                                                                            2006     12.97        14.58      27,312.09
                                                                            2007     14.58        15.96      15,643.93
                                                                            2008     15.96         9.63      15,671.83
                                                                            2009      9.63        12.69      12,342.17

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     24.99        25.82           0.00
                                                                            2002     25.82        23.13      53,739.83
                                                                            2003     23.13        30.15     101,690.43
                                                                            2004     30.15        32.57     145,020.25
                                                                            2005     32.57        35.20     144,749.46
                                                                            2006     35.20        38.90     110,653.46
                                                                            2007     38.90        35.60      99,062.45
                                                                            2008     35.60        18.89      69,854.83
                                                                            2009     18.89        26.28      64,618.64

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.40        10.29           0.00
                                                                            2002     10.29         8.60      25,550.08
                                                                            2003      8.60        11.41     103,605.72
                                                                            2004     11.41        13.01     225,411.46
                                                                            2005     13.01        14.36     224,579.71
                                                                            2006     14.36        15.53     217,458.83
                                                                            2007     15.53        16.45     195,780.63
                                                                            2008     16.45        10.31     136,150.21
                                                                            2009     10.31        13.89     126,981.16

MetLife Stock Index Division (Class E)/(c)/................................ 2001     37.26        35.15         271.19
                                                                            2002     35.15        26.84      12,940.91
                                                                            2003     26.84        33.81      92,140.62
                                                                            2004     33.81        36.72     256,357.39
                                                                            2005     36.72        37.76     241,434.67
                                                                            2006     37.76        42.85     202,424.49
                                                                            2007     42.85        44.30     184,094.62
                                                                            2008     44.30        27.38     170,802.69
                                                                            2009     27.38        33.97     154,833.85

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/...................... 2001    $ 9.01       $ 8.36           0.00
                                                                            2002      8.36         7.26       6,530.97
                                                                            2003      7.26         9.45      15,749.60
                                                                            2004      9.45        11.12      20,155.59
                                                                            2005     11.12        12.76      26,995.69
                                                                            2006     12.76        15.92      45,480.70
                                                                            2007     15.92        17.76      56,182.22
                                                                            2008     17.76        10.08      50,625.98
                                                                            2009     10.08        13.07      42,610.53

MFS(R) Total Return Division (Class E)/(i)/................................ 2004     35.53        38.58       2,372.87
                                                                            2005     38.58        39.05      24,860.40
                                                                            2006     39.05        43.02      30,424.70
                                                                            2007     43.02        44.08      41,943.27
                                                                            2008     44.08        33.68      50,483.60
                                                                            2009     33.68        39.22      39,770.66

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.59        11.41         842.25
                                                                            2002     11.41         9.63     101,695.49
                                                                            2003      9.63        11.88     185,167.26
                                                                            2004     11.88        13.01     256,273.56
                                                                            2005     13.01        12.60     254,824.41
                                                                            2006     12.60        14.63     231,537.60
                                                                            2007     14.63        13.83     208,773.93
                                                                            2008     13.83         9.03     134,853.70
                                                                            2009      9.03        10.73     123,745.63

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.33         8.55       1,134.44
                                                                            2002      8.55         7.01      25,760.25
                                                                            2003      7.01         9.48     133,476.39
                                                                            2004      9.48        11.14     287,065.06
                                                                            2005     11.14        12.40     272,867.19
                                                                            2006     12.40        15.33     232,173.38
                                                                            2007     15.33        16.68     232,062.93
                                                                            2008     16.68         9.49     162,142.98
                                                                            2009      9.49        12.00     149,009.12

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.29        14.97           0.00
                                                                            2002     14.97        13.30       6,269.48
                                                                            2003     13.30        17.85      31,952.14
                                                                            2004     17.85        21.57      89,084.49
                                                                            2005     21.57        23.79     111,909.44
                                                                            2006     23.79        26.06     101,661.82
                                                                            2007     26.06        26.48      89,607.53
                                                                            2008     26.48        13.71      91,618.06
                                                                            2009     13.71        19.94      82,286.56

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001    $12.82       $12.08         798.99
                                                                            2002     12.08         9.97      59,029.65
                                                                            2003      9.97        12.79      50,809.38
                                                                            2004     12.79        14.62      30,241.53
                                                                            2005     14.62        16.71      36,252.15
                                                                            2006     16.71        19.16      39,787.21
                                                                            2007     19.16        20.04      35,420.70
                                                                            2008     20.04        11.73      29,180.26
                                                                            2009     11.73        16.18      28,216.37

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.24        10.42       1,850.40
                                                                            2002     10.42        11.22      60,604.80
                                                                            2003     11.22        11.53     169,677.41
                                                                            2004     11.53        11.92     280,191.91
                                                                            2005     11.92        12.01     273,415.16
                                                                            2006     12.01        12.37     230,979.81
                                                                            2007     12.37        13.10     184,999.63
                                                                            2008     13.10        12.95     144,421.80
                                                                            2009     12.95        15.07     156,672.12

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.95       8,671.20
                                                                            2003      2.95         4.58     113,791.22
                                                                            2004      4.58         4.31     183,366.81
                                                                            2005      4.31         4.72     147,301.34
                                                                            2006      4.72         4.89     126,962.77
                                                                            2007      4.89         6.35     177,287.90
                                                                            2008      6.35         3.46     148,694.94
                                                                            2009      3.46         5.43     174,983.90

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.96        11.89           0.00
                                                                            2002     11.89         9.29      16,474.52
                                                                            2003      9.29        13.36      64,591.94
                                                                            2004     13.36        15.44     105,022.07
                                                                            2005     15.44        15.87      99,246.07
                                                                            2006     15.87        18.39      81,405.18
                                                                            2007     18.39        17.79      69,065.26
                                                                            2008     17.79        11.63      59,133.65
                                                                            2009     11.63        14.41      59,865.96

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.59        11.44           0.00
                                                                            2002     11.44         8.64       3,940.27
                                                                            2003      8.64        11.10      33,643.59
                                                                            2004     11.10        11.99      69,107.79
                                                                            2005     11.99        12.56      64,461.91
                                                                            2006     12.56        13.97      72,983.39
                                                                            2007     13.97        15.02      61,879.65
                                                                            2008     15.02         8.58      53,597.70
                                                                            2009      8.58        12.09      46,240.67

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001    $ 8.63       $ 8.24           0.00
                                                                            2002      8.24         4.53       5,929.63
                                                                            2003      4.53         6.10      42,207.20
                                                                            2004      6.10         7.09      80,945.59
                                                                            2005      7.09         8.00      90,556.35
                                                                            2006      8.00         8.37     100,788.98
                                                                            2007      8.37         9.69     120,524.47
                                                                            2008      9.69         5.76      93,622.77
                                                                            2009      5.76         8.24      87,685.04

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.16        11.96           0.00
                                                                            2002     11.96         8.62       1,569.75
                                                                            2003      8.62        11.93      25,339.99
                                                                            2004     11.93        13.03      43,390.83
                                                                            2005     13.03        14.22      29,163.60
                                                                            2006     14.22        14.51      30,804.38
                                                                            2007     14.51        15.66      27,747.03
                                                                            2008     15.66         9.82      26,696.26
                                                                            2009      9.82        13.41      25,647.72

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.37        15.66           0.00
                                                                            2002     15.66        16.85      38,992.83
                                                                            2003     16.85        18.66      63,281.83
                                                                            2004     18.66        19.55     137,096.33
                                                                            2005     19.55        19.75     145,499.72
                                                                            2006     19.75        20.38     102,957.82
                                                                            2007     20.38        20.84      94,541.36
                                                                            2008     20.84        17.41      76,323.43
                                                                            2009     17.41        22.61      70,966.97

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.29        14.56           0.00
                                                                            2002     14.56        15.42      40,568.39
                                                                            2003     15.42        15.41      47,499.44
                                                                            2004     15.41        15.59      58,788.42
                                                                            2005     15.59        15.59      63,276.92
                                                                            2006     15.59        15.95      50,359.82
                                                                            2007     15.95        16.35      41,529.52
                                                                            2008     16.35        16.02      35,385.34
                                                                            2009     16.02        16.42      34,837.97

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.65 SEPARATE ACCOUNT CHARGE


                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/............................... 2006   $ 14.30      $ 14.97     11,049.75
                                                                            2007     14.97        15.19     20,204.36
                                                                            2008     15.19        13.52      4,521.35
                                                                            2009     13.52        14.95      7,742.30

American Funds Global Small Capitalization Division+ (Class 2)/(c)/........ 2001     13.68        13.35          0.00
                                                                            2002     13.35        10.61      5,433.81
                                                                            2003     10.61        16.00     21,510.49
                                                                            2004     16.00        19.00     47,884.39
                                                                            2005     19.00        23.39     47,538.52
                                                                            2006     23.39        28.50     55,052.75
                                                                            2007     28.50        33.99     61,494.55
                                                                            2008     33.99        15.51     37,206.10
                                                                            2009     15.51        24.58     38,931.64

American Funds Growth Division+ (Class 2)/(c)/............................. 2001    118.09       106.84          0.00
                                                                            2002    106.84        79.27      4,653.65
                                                                            2003     79.27       106.52     13,948.66
                                                                            2004    106.52       117.68     17,556.29
                                                                            2005    117.68       134.31     18,899.19
                                                                            2006    134.31       145.40     18,346.30
                                                                            2007    145.40       160.42     15,964.61
                                                                            2008    160.42        88.27     11,078.19
                                                                            2009     88.27       120.87      8,703.94

American Funds Growth-Income Division+ (Class 2)/(c)/...................... 2001     82.85        79.47          0.00
                                                                            2002     79.47        63.73      6,550.73
                                                                            2003     63.73        82.89     22,621.15
                                                                            2004     82.89        89.86     31,348.41
                                                                            2005     89.86        93.41     23,724.36
                                                                            2006     93.41       105.69     19,735.20
                                                                            2007    105.69       109.03     15,766.98
                                                                            2008    109.03        66.55     11,621.18
                                                                            2009     66.55        85.78     10,270.02

Artio International Stock (formerly Julius Baer International Stock
  Division) (Class E)/(c)/................................................. 2001     11.95        11.16          0.00
                                                                            2002     11.16         9.04      4,373.56
                                                                            2003      9.04        11.37      7,106.89
                                                                            2004     11.37        13.20     10,816.58
                                                                            2005     13.20        15.30     19,130.74
                                                                            2006     15.30        17.50     23,467.36
                                                                            2007     17.50        18.96     15,831.73
                                                                            2008     18.96        10.41     12,307.70
                                                                            2009     10.41        12.48     13,429.70

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.11       $11.31           0.00
                                                                                      2002     11.31        12.25      96,438.86
                                                                                      2003     12.25        12.46     242,877.17
                                                                                      2004     12.46        12.74     323,883.67
                                                                                      2005     12.74        12.79     258,565.00
                                                                                      2006     12.79        13.07     192,160.94
                                                                                      2007     13.07        13.71     163,276.28
                                                                                      2008     13.71        14.27      95,506.01
                                                                                      2009     14.27        14.75      88,232.01

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     35.95        33.87           0.00
                                                                                      2002     33.87        23.72         475.18
                                                                                      2003     23.72        32.81      11,117.02
                                                                                      2004     32.81        36.40       5,263.32
                                                                                      2005     36.40        39.58       4,507.47
                                                                                      2006     39.58        41.48       3,349.95
                                                                                      2007     41.48        49.11       3,720.71
                                                                                      2008     49.11        26.19       3,469.37
                                                                                      2009     26.19        38.43       2,659.55

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     40.66        42.83      10,272.63
                                                                                      2003     42.83        44.52      21,404.04
                                                                                      2004     44.52        45.67      26,012.22
                                                                                      2005     45.67        45.93      23,754.49
                                                                                      2006     45.93        47.11      19,602.77
                                                                                      2007     47.11        49.17      16,715.47
                                                                                      2008     49.17        46.64      10,842.32
                                                                                      2009     46.64        50.14       8,881.56

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     39.22        40.26           0.00
                                                                                      2002     40.26        40.70           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     35.77        34.83           0.00
                                                                                      2002     34.83        29.49      10,779.15
                                                                                      2003     29.49        34.93      32,182.31
                                                                                      2004     34.93        37.20      30,935.25
                                                                                      2005     37.20        37.67      21,230.83
                                                                                      2006     37.67        40.88      15,218.37
                                                                                      2007     40.88        42.51      12,319.20
                                                                                      2008     42.51        31.41       8,350.17
                                                                                      2009     31.41        36.19       7,619.98

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     75.33        75.91       4,265.45
                                                                                      2008     75.91        46.85       3,824.78
                                                                                      2009     46.85        54.97       3,160.54

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $67.42       $62.86           0.00
                                                                            2002     62.86        45.62       2,290.86
                                                                            2003     45.62        58.36      11,483.80
                                                                            2004     58.36        63.55       9,152.51
                                                                            2005     63.55        64.67       5,056.12
                                                                            2006     64.67        72.47       4,687.33
                                                                            2007     72.47        75.96           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.91       1,871.28
                                                                            2003      7.91        10.53      26,518.17
                                                                            2004     10.53        11.74      25,909.78
                                                                            2005     11.74        12.21      16,736.83
                                                                            2006     12.21        14.31      21,642.24
                                                                            2007     14.31        14.54      20,295.57
                                                                            2008     14.54         9.29      31,979.55
                                                                            2009      9.29        10.16      17,536.34

BlackRock Money Market Division (Class E)/(f)/............................. 2003     21.52        21.37     197,429.98
                                                                            2004     21.37        21.19     156,476.24
                                                                            2005     21.19        21.42     103,605.08
                                                                            2006     21.42        22.05      97,461.14
                                                                            2007     22.05        22.76     103,836.48
                                                                            2008     22.76        22.99     134,957.31
                                                                            2009     22.99        22.68     103,633.95

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.18        13.92           0.00
                                                                            2002     13.92        10.75      30,235.93
                                                                            2003     10.75        15.86      90,367.52
                                                                            2004     15.86        17.96     100,432.05
                                                                            2005     17.96        18.37      71,401.86
                                                                            2006     18.37        21.08      53,394.82
                                                                            2007     21.08        19.99      38,195.63
                                                                            2008     19.99        12.09      29,997.64
                                                                            2009     12.09        13.43      24,271.17

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.72        25.97           0.00
                                                                            2002     25.97        21.32       2,465.58
                                                                            2003     21.32        27.42       8,223.47
                                                                            2004     27.42        30.24      16,266.92
                                                                            2005     30.24        32.76      17,865.06
                                                                            2006     32.76        36.87      17,157.19
                                                                            2007     36.87        37.87      18,197.55
                                                                            2008     37.87        22.55      11,896.07
                                                                            2009     22.55        29.24       7,250.97

FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001     18.00        15.48           0.00
                                                                            2002     15.48        10.79       3,562.42
                                                                            2003     10.79        14.28      10,960.78
                                                                            2004     14.28        16.43      26,607.25
                                                                            2005     16.43        17.25      23,598.05
                                                                            2006     17.25        18.95      23,250.27
                                                                            2007     18.95        20.17      17,824.40
                                                                            2008     20.17         8.85      12,513.78
                                                                            2009      8.85        11.64      10,936.65

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................................... 2002    $22.23       $18.26        734.72
                                                                            2003     18.26        22.77      1,435.43
                                                                            2004     22.77        25.43      4,129.33
                                                                            2005     25.43        27.65      6,228.53
                                                                            2006     27.65        30.40      8,031.61
                                                                            2007     30.40        31.11      5,063.76
                                                                            2008     31.11        18.66      2,761.25
                                                                            2009     18.66        22.33      2,268.99

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.58         8.81        557.90
                                                                            2003      8.81        11.71     15,937.45
                                                                            2004     11.71        13.90     27,231.82
                                                                            2005     13.90        15.62     48,626.25
                                                                            2006     15.62        19.83     57,524.79
                                                                            2007     19.83        19.30     37,242.55
                                                                            2008     19.30        11.23     17,628.67
                                                                            2009     11.23        17.16     21,883.76

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.02         4.82      4,794.05
                                                                            2006      4.82         4.87      9,278.95
                                                                            2007      4.87         5.34      6,093.91
                                                                            2008      5.34         3.33      6,441.64
                                                                            2009      3.33         4.58      6,616.21

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.37         4.90          0.00
                                                                            2002      4.90         3.42      1,492.87
                                                                            2003      3.42         4.23      9,294.38
                                                                            2004      4.23         4.36      1,931.55
                                                                            2005      4.36         3.98      1,537.07

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.38         9.64        951.01
                                                                            2003      9.64        11.99     16,090.55
                                                                            2004     11.99        13.49     21,366.82
                                                                            2005     13.49        14.37     16,054.05
                                                                            2006     14.37        16.22     16,678.76
                                                                            2007     16.22        15.53     19,916.61
                                                                            2008     15.53         9.43      7,689.89
                                                                            2009      9.43        12.70      3,208.28

Legg Mason Partners Aggressive Growth (Class E)/(e)/....................... 2003      5.53         6.73     11,784.81
                                                                            2004      6.73         7.19      3,090.76
                                                                            2005      7.19         8.04      4,774.01
                                                                            2006      8.04         7.78      9,012.35
                                                                            2007      7.78         7.83      5,055.75
                                                                            2008      7.83         4.69      4,328.05
                                                                            2009      4.69         6.16      2,764.06

Legg Mason Partners Aggressive Growth (Class E)/(e)/ (formerly Janus
  Aggressive Growth)....................................................... 2001      8.86         7.73          0.00
                                                                            2002      7.73         5.27      4,955.25
                                                                            2003      5.27         5.53          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.26       $ 9.92      3,831.37
                                                          2007      9.92         9.19      3,187.43
                                                          2008      9.19         4.10      3,491.18
                                                          2009      4.10         5.57      3,065.85

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.67         8.23          0.00
                                                          2002      8.23         6.46        398.10
                                                          2003      6.46         7.72     15,428.45
                                                          2004      7.72         8.45      9,379.60
                                                          2005      8.45         8.90      3,932.27
                                                          2006      8.90         9.30      3,926.65

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.54        22.04          0.00
                                                          2002     22.04        16.98        785.43
                                                          2003     16.98        22.77      2,946.99
                                                          2004     22.77        26.03      4,237.26
                                                          2005     26.03        27.33      5,334.87
                                                          2006     27.33        31.33      6,476.43
                                                          2007     31.33        34.43      4,129.06
                                                          2008     34.43        21.67      3,384.67
                                                          2009     21.67        27.73      1,951.59

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.78          0.00
                                                          2002      8.78         6.23      3,928.09
                                                          2003      6.23         8.87     19,763.43
                                                          2004      8.87         9.70     21,407.68
                                                          2005      9.70         9.97     15,213.23
                                                          2006      9.97        10.77     10,734.67
                                                          2007     10.77        11.07      8,697.45
                                                          2008     11.07         6.39      5,407.86
                                                          2009      6.39         8.16      5,809.87

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.66        10.32      5,875.58
                                                          2003     10.32        12.12     62,740.59
                                                          2004     12.12        12.90     46,779.36
                                                          2005     12.90        12.90     39,674.00
                                                          2006     12.90        13.85     57,821.83
                                                          2007     13.85        14.54     31,208.97
                                                          2008     14.54        11.65     24,793.16
                                                          2009     11.65        15.69     27,964.03

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.64        10.37          0.00
                                                          2002     10.37        10.66          0.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002    $11.21       $ 8.46         416.76
                                                                            2003      8.46        11.57       3,082.61
                                                                            2004     11.57        12.13       5,425.25
                                                                            2005     12.13        12.94       2,892.63
                                                                            2006     12.94        14.55       2,296.18
                                                                            2007     14.55        15.91       5,764.11
                                                                            2008     15.91         9.59       5,400.68
                                                                            2009      9.59        12.64       2,291.57

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     24.88        25.71           0.00
                                                                            2002     25.71        23.02      11,986.43
                                                                            2003     23.02        29.99      30,818.04
                                                                            2004     29.99        32.38      38,051.70
                                                                            2005     32.38        34.98      37,166.33
                                                                            2006     34.98        38.63      28,597.30
                                                                            2007     38.63        35.34      20,035.21
                                                                            2008     35.34        18.74      11,485.60
                                                                            2009     18.74        26.06       9,615.58

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.40        10.28           0.00
                                                                            2002     10.28         8.59      36,618.07
                                                                            2003      8.59        11.39      89,355.97
                                                                            2004     11.39        12.98      72,807.65
                                                                            2005     12.98        14.32      61,119.82
                                                                            2006     14.32        15.48      46,587.87
                                                                            2007     15.48        16.39      40,786.78
                                                                            2008     16.39        10.26      39,596.61
                                                                            2009     10.26        13.83      26,965.64

MetLife Stock Index Division (Class E)/(c)/................................ 2001     37.05        34.94           0.00
                                                                            2002     34.94        26.67      42,323.92
                                                                            2003     26.67        33.58     106,327.26
                                                                            2004     33.58        36.45     135,338.06
                                                                            2005     36.45        37.47     109,128.30
                                                                            2006     37.47        42.49      81,941.48
                                                                            2007     42.49        43.91      67,036.12
                                                                            2008     43.91        27.13      57,933.47
                                                                            2009     27.13        33.64      50,321.09

MFS(R) Research International Division (Class E)/(c)/...................... 2001      9.00         8.35           0.00
                                                                            2002      8.35         7.26       2,213.82
                                                                            2003      7.26         9.43       7,079.60
                                                                            2004      9.43        11.10       8,159.69
                                                                            2005     11.10        12.72       6,648.82
                                                                            2006     12.72        15.87      22,985.81
                                                                            2007     15.87        17.70      24,792.65
                                                                            2008     17.70        10.04      23,232.04
                                                                            2009     10.04        13.01      15,702.82

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/................................ 2004    $35.23       $38.24       4,251.94
                                                                            2005     38.24        38.69       7,910.43
                                                                            2006     38.69        42.60       6,982.51
                                                                            2007     42.60        43.63       7,881.47
                                                                            2008     43.63        33.32       7,731.63
                                                                            2009     33.32        38.77       5,617.31

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.57        11.40           0.00
                                                                            2002     11.40         9.61      33,394.38
                                                                            2003      9.61        11.84      82,579.35
                                                                            2004     11.84        12.97     113,615.88
                                                                            2005     12.97        12.56      95,288.30
                                                                            2006     12.56        14.57      78,448.29
                                                                            2007     14.57        13.77      57,758.54
                                                                            2008     13.77         8.99      41,589.93
                                                                            2009      8.99        10.67      36,434.56

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.32         8.54           0.00
                                                                            2002      8.54         7.00      54,870.76
                                                                            2003      7.00         9.46     144,231.71
                                                                            2004      9.46        11.11     115,105.83
                                                                            2005     11.11        12.35      87,206.62
                                                                            2006     12.35        15.26      84,792.72
                                                                            2007     15.26        16.60      66,211.48
                                                                            2008     16.60         9.44      49,112.93
                                                                            2009      9.44        11.94      37,078.00

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.27        14.94           0.00
                                                                            2002     14.94        13.27      10,022.41
                                                                            2003     13.27        17.80      20,734.88
                                                                            2004     17.80        21.50      57,168.96
                                                                            2005     21.50        23.71      59,794.24
                                                                            2006     23.71        25.95      39,707.62
                                                                            2007     25.95        26.36      35,049.75
                                                                            2008     26.36        13.64      23,169.25
                                                                            2009     13.64        19.83      15,365.19

Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001     12.79        12.05           0.00
                                                                            2002     12.05         9.94       1,548.73
                                                                            2003      9.94        12.75       5,390.09
                                                                            2004     12.75        14.56       5,071.74
                                                                            2005     14.56        16.63      11,373.43
                                                                            2006     16.63        19.06      11,057.32
                                                                            2007     19.06        19.93      10,974.17
                                                                            2008     19.93        11.66       7,344.86
                                                                            2009     11.66        16.07       5,991.98

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/................................. 2001    $10.24       $10.42           0.00
                                                                            2002     10.42        11.21      55,315.06
                                                                            2003     11.21        11.51     113,905.47
                                                                            2004     11.51        11.90     129,642.54
                                                                            2005     11.90        11.98     117,484.49
                                                                            2006     11.98        12.33     104,817.34
                                                                            2007     12.33        13.06      81,641.65
                                                                            2008     13.06        12.90      67,345.50
                                                                            2009     12.90        15.00      60,060.17

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.95       1,924.22
                                                                            2003      2.95         4.57     118,041.94
                                                                            2004      4.57         4.30      69,091.57
                                                                            2005      4.30         4.71      45,966.33
                                                                            2006      4.71         4.88      40,365.66
                                                                            2007      4.88         6.32      69,206.13
                                                                            2008      6.32         3.45      30,019.11
                                                                            2009      3.45         5.41      69,036.54

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.94        11.87           0.00
                                                                            2002     11.87         9.27      22,404.84
                                                                            2003      9.27        13.32      58,941.26
                                                                            2004     13.32        15.40      49,381.26
                                                                            2005     15.40        15.81      33,606.31
                                                                            2006     15.81        18.31      36,172.64
                                                                            2007     18.31        17.71      28,740.09
                                                                            2008     17.71        11.57      35,072.74
                                                                            2009     11.57        14.33      22,981.12

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.57        11.42           0.00
                                                                            2002     11.42         8.62       4,831.74
                                                                            2003      8.62        11.07      23,065.50
                                                                            2004     11.07        11.96      25,824.19
                                                                            2005     11.96        12.52      71,171.71
                                                                            2006     12.52        13.91      63,250.49
                                                                            2007     13.91        14.95      43,920.87
                                                                            2008     14.95         8.53      33,263.74
                                                                            2009      8.53        12.02      32,582.66

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001      8.63         8.23           0.00
                                                                            2002      8.23         4.53       5,976.56
                                                                            2003      4.53         6.10      34,028.06
                                                                            2004      6.10         7.08      36,633.80
                                                                            2005      7.08         7.98      46,792.70
                                                                            2006      7.98         8.35      38,708.87
                                                                            2007      8.35         9.66      58,323.81
                                                                            2008      9.66         5.74      35,760.39
                                                                            2009      5.74         8.21      21,249.23

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001    $12.14       $11.93          0.00
                                                                            2002     11.93         8.59      4,643.13
                                                                            2003      8.59        11.89     25,344.62
                                                                            2004     11.89        12.98     20,175.49
                                                                            2005     12.98        14.15     18,832.17
                                                                            2006     14.15        14.43     18,951.70
                                                                            2007     14.43        15.57     13,793.22
                                                                            2008     15.57         9.76     13,273.43
                                                                            2009      9.76        13.33     10,256.21

Western Asset Management Strategic Bond Opportunities Division (Class
  E)/(c)/.................................................................. 2001     15.31        15.60          0.00
                                                                            2002     15.60        16.78     12,246.45
                                                                            2003     16.78        18.57     48,159.00
                                                                            2004     18.57        19.45     58,749.91
                                                                            2005     19.45        19.64     57,914.26
                                                                            2006     19.64        20.26     39,654.32
                                                                            2007     20.26        20.70     37,384.92
                                                                            2008     20.70        17.28     19,902.98
                                                                            2009     17.28        22.44     12,885.44

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.24        14.51          0.00
                                                                            2002     14.51        15.36     77,484.37
                                                                            2003     15.36        15.34     36,893.18
                                                                            2004     15.34        15.51     61,533.63
                                                                            2005     15.51        15.50     52,941.33
                                                                            2006     15.50        15.85     31,199.16
                                                                            2007     15.85        16.24     28,526.17
                                                                            2008     16.24        15.90     18,471.16
                                                                            2009     15.90        16.30     20,551.61

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.70 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.23      $ 14.89     110,668.18
                                                       2007     14.89        15.11     252,107.71
                                                       2008     15.11        13.44     158,993.33
                                                       2009     13.44        14.86     118,527.47

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.66        13.32           0.00
                                                       2002     13.32        10.59      32,229.47
                                                       2003     10.59        15.96     171,695.10
                                                       2004     15.96        18.93     369,097.08
                                                       2005     18.93        23.30     429,939.53
                                                       2006     23.30        28.38     467,603.88
                                                       2007     28.38        33.83     501,389.85
                                                       2008     33.83        15.43     399,490.96
                                                       2009     15.43        24.44     293,090.40

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    117.06       105.89           0.00
                                                       2002    105.89        78.52      21,502.34
                                                       2003     78.52       105.46     124,946.44
                                                       2004    105.46       116.46     226,287.64
                                                       2005    116.46       132.85     227,880.56
                                                       2006    132.85       143.74     219,738.44
                                                       2007    143.74       158.52     200,783.72
                                                       2008    158.52        87.18     165,466.58
                                                       2009     87.18       119.31     122,803.65

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     82.13        78.76           0.00
                                                       2002     78.76        63.13      26,184.96
                                                       2003     63.13        82.07     152,150.41
                                                       2004     82.07        88.92     272,765.78
                                                       2005     88.92        92.39     271,138.47
                                                       2006     92.39       104.49     255,679.74
                                                       2007    104.49       107.74     235,028.44
                                                       2008    107.74        65.72     184,407.55
                                                       2009     65.72        84.68     140,511.13

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.89        11.10           0.00
                                                       2002     11.10         8.99      22,563.72
                                                       2003      8.99        11.30      98,396.94
                                                       2004     11.30        13.11     168,957.84
                                                       2005     13.11        15.19     185,306.41
                                                       2006     15.19        17.36     191,749.15
                                                       2007     17.36        18.81     173,612.65
                                                       2008     18.81        10.31     149,204.71
                                                       2009     10.31        12.37     106,112.15

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.09       $11.29            0.00
                                                     2002     11.29        12.22      329,425.76
                                                     2003     12.22        12.43    1,133,217.06
                                                     2004     12.43        12.70    1,702,061.46
                                                     2005     12.70        12.74    1,629,973.65
                                                     2006     12.74        13.01    1,336,727.57
                                                     2007     13.01        13.65    1,217,980.98
                                                     2008     13.65        14.19      851,627.56
                                                     2009     14.19        14.67      669,220.87

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     35.71        33.64            0.00
                                                     2002     33.64        23.55        6,355.49
                                                     2003     23.55        32.55       49,584.72
                                                     2004     32.55        36.09       85,446.03
                                                     2005     36.09        39.23       75,755.67
                                                     2006     39.23        41.09       56,665.34
                                                     2007     41.09        48.63       60,080.59
                                                     2008     48.63        25.92       49,365.78
                                                     2009     25.92        38.02       40,363.27

BlackRock Bond Income Division (Class E)/(a)/....... 2002     40.28        42.41       32,642.61
                                                     2003     42.41        44.07       95,087.79
                                                     2004     44.07        45.18      159,875.35
                                                     2005     45.18        45.42      156,764.32
                                                     2006     45.42        46.56      136,626.17
                                                     2007     46.56        48.57      128,409.22
                                                     2008     48.57        46.05      101,609.40
                                                     2009     46.05        49.48       73,626.13

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     38.87        39.89            0.00
                                                     2002     39.89        40.32            0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     35.50        34.56            0.00
                                                     2002     34.56        29.25       33,839.50
                                                     2003     29.25        34.62      182,456.49
                                                     2004     34.62        36.86      328,679.57
                                                     2005     36.86        37.31      301,648.08
                                                     2006     37.31        40.47      270,681.95
                                                     2007     40.47        42.05      244,966.47
                                                     2008     42.05        31.06      176,707.83
                                                     2009     31.06        35.77      129,889.84

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     74.43        74.98       76,161.42
                                                     2008     74.98        46.25       63,191.81
                                                     2009     46.25        54.25       46,989.76

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/......... 2001    $66.81       $62.28           0.00
                                                      2002     62.28        45.18      17,311.12
                                                      2003     45.18        57.77      78,563.82
                                                      2004     57.77        62.87     113,317.00
                                                      2005     62.87        63.95      96,220.84
                                                      2006     63.95        71.62      81,565.90
                                                      2007     71.62        75.06           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.... 2002     10.00         7.90      10,104.90
                                                      2003      7.90        10.52     105,281.63
                                                      2004     10.52        11.72     205,632.61
                                                      2005     11.72        12.18     193,829.73
                                                      2006     12.18        14.28     292,964.92
                                                      2007     14.28        14.50     322,628.67
                                                      2008     14.50         9.26     254,520.03
                                                      2009      9.26        10.12     169,802.01

BlackRock Money Market Division (Class E)/(f)/....... 2003     21.31        21.15      23,796.96
                                                      2004     21.15        20.97      77,164.49
                                                      2005     20.97        21.18      64,536.89
                                                      2006     21.18        21.80      52,857.00
                                                      2007     21.80        22.48      70,573.23
                                                      2008     22.48        22.70      73,386.88
                                                      2009     22.70        22.38      61,070.03

BlackRock Strategic Value Division (Class E)/(c)/.... 2001     14.17        13.91           0.00
                                                      2002     13.91        10.74     169,031.00
                                                      2003     10.74        15.83     605,282.33
                                                      2004     15.83        17.92     990,589.26
                                                      2005     17.92        18.32     884,650.92
                                                      2006     18.32        21.01     728,462.68
                                                      2007     21.01        19.91     639,737.38
                                                      2008     19.91        12.04     507,986.95
                                                      2009     12.04        13.36     374,410.30

Davis Venture Value Division (Class E)/(c)/.......... 2001     26.63        25.88           0.00
                                                      2002     25.88        21.23      11,981.23
                                                      2003     21.23        27.29      83,657.59
                                                      2004     27.29        30.09     213,727.47
                                                      2005     30.09        32.58     241,918.06
                                                      2006     32.58        36.65     259,451.17
                                                      2007     36.65        37.63     247,258.35
                                                      2008     37.63        22.39     216,091.31
                                                      2009     22.39        29.02     163,769.45

FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001     17.96        15.44           0.00
                                                      2002     15.44        10.76      39,250.82
                                                      2003     10.76        14.23      95,625.78
                                                      2004     14.23        16.37     351,650.03
                                                      2005     16.37        17.18     315,807.06
                                                      2006     17.18        18.86     282,601.79
                                                      2007     18.86        20.06     251,053.73
                                                      2008     20.06         8.79     196,081.89
                                                      2009      8.79        11.57     157,938.03

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/............. 2002    $22.13       $18.18       1,615.62
                                                      2003     18.18        22.65      41,670.14
                                                      2004     22.65        25.29      58,891.73
                                                      2005     25.29        27.48      74,892.27
                                                      2006     27.48        30.20      62,546.05
                                                      2007     30.20        30.89      59,394.89
                                                      2008     30.89        18.51      51,751.67
                                                      2009     18.51        22.14      31,537.64

Harris Oakmark International Division (Class E)/(d)/. 2002     10.57         8.80       4,400.67
                                                      2003      8.80        11.69      67,210.38
                                                      2004     11.69        13.88     205,407.95
                                                      2005     13.88        15.59     274,721.74
                                                      2006     15.59        19.77     445,092.22
                                                      2007     19.77        19.24     362,817.99
                                                      2008     19.24        11.19     232,404.70
                                                      2009     11.19        17.09     187,410.49

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      4.01         4.81     171,031.23
                                                      2006      4.81         4.85     170,050.45
                                                      2007      4.85         5.32     110,664.56
                                                      2008      5.32         3.32     107,506.11
                                                      2009      3.32         4.56      86,652.47

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division)............ 2001      5.37         4.89           0.00
                                                      2002      4.89         3.42      29,993.32
                                                      2003      3.42         4.22      99,124.54
                                                      2004      4.22         4.34     112,709.98
                                                      2005      4.34         3.97     114,317.78

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.37         9.64       6,385.26
                                                      2003      9.64        11.97      96,476.49
                                                      2004     11.97        13.47     170,397.38
                                                      2005     13.47        14.34     159,693.72
                                                      2006     14.34        16.17     149,216.09
                                                      2007     16.17        15.48     138,997.54
                                                      2008     15.48         9.40     104,889.06
                                                      2009      9.40        12.65      75,988.01

Legg Mason Partners Aggressive Growth (Class E)/(e)/. 2003      5.52         6.72     107,992.73
                                                      2004      6.72         7.18     128,012.69
                                                      2005      7.18         8.02     125,711.91
                                                      2006      8.02         7.76     120,597.29
                                                      2007      7.76         7.81      84,001.26
                                                      2008      7.81         4.68      69,283.31
                                                      2009      4.68         6.13      49,275.57

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................. 2001      8.86         7.73           0.00
                                                      2002      7.73         5.26      36,517.20
                                                      2003      5.26         5.52           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.23       $ 9.88     142,965.72
                                                          2007      9.88         9.15     125,041.32
                                                          2008      9.15         4.08     122,680.27
                                                          2009      4.08         5.54      79,320.39

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.66         8.22           0.00
                                                          2002      8.22         6.45      45,099.73
                                                          2003      6.45         7.70      92,835.82
                                                          2004      7.70         8.43     131,592.98
                                                          2005      8.43         8.88     144,007.46
                                                          2006      8.88         9.27     142,418.79

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.45        21.95           0.00
                                                          2002     21.95        16.91       6,102.15
                                                          2003     16.91        22.66      27,978.35
                                                          2004     22.66        25.89      45,909.28
                                                          2005     25.89        27.18      44,148.06
                                                          2006     27.18        31.13      61,094.69
                                                          2007     31.13        34.19      70,508.13
                                                          2008     34.19        21.51      56,358.01
                                                          2009     21.51        27.51      41,115.49

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77           0.00
                                                          2002      8.77         6.23      36,153.26
                                                          2003      6.23         8.85     152,007.81
                                                          2004      8.85         9.68     245,041.76
                                                          2005      9.68         9.94     227,942.71
                                                          2006      9.94        10.74     202,132.37
                                                          2007     10.74        11.03     199,169.79
                                                          2008     11.03         6.36     145,161.35
                                                          2009      6.36         8.13     105,979.60

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.63        10.29      28,941.20
                                                          2003     10.29        12.08     226,434.99
                                                          2004     12.08        12.85     387,105.11
                                                          2005     12.85        12.84     421,415.83
                                                          2006     12.84        13.78     391,082.87
                                                          2007     13.78        14.46     389,016.48
                                                          2008     14.46        11.58     270,404.08
                                                          2009     11.58        15.59     221,643.90

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.62        10.35           0.00
                                                          2002     10.35        10.63           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002    $11.21       $ 8.46        8,483.00
                                                       2003      8.46        11.56       27,537.97
                                                       2004     11.56        12.11       45,662.56
                                                       2005     12.11        12.92       44,682.75
                                                       2006     12.92        14.51       40,476.14
                                                       2007     14.51        15.86       47,672.34
                                                       2008     15.86         9.56       41,250.62
                                                       2009      9.56        12.59       25,457.31

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/...................................... 2001     24.78        25.60            0.00
                                                       2002     25.60        22.91       65,291.73
                                                       2003     22.91        29.83      224,402.29
                                                       2004     29.83        32.19      350,585.58
                                                       2005     32.19        34.76      353,511.57
                                                       2006     34.76        38.37      304,038.22
                                                       2007     38.37        35.09      262,802.15
                                                       2008     35.09        18.60      205,329.07
                                                       2009     18.60        25.84      143,927.24

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.39        10.27            0.00
                                                       2002     10.27         8.58      103,252.38
                                                       2003      8.58        11.37      469,867.64
                                                       2004     11.37        12.95      557,458.64
                                                       2005     12.95        14.29      572,483.55
                                                       2006     14.29        15.43      517,653.36
                                                       2007     15.43        16.33      495,979.59
                                                       2008     16.33        10.22      420,627.54
                                                       2009     10.22        13.76      330,512.23

MetLife Stock Index Division (Class E)/(c)/........... 2001     36.84        34.74            0.00
                                                       2002     34.74        26.50      111,594.95
                                                       2003     26.50        33.35      559,552.89
                                                       2004     33.35        36.19    1,016,927.27
                                                       2005     36.19        37.18    1,018,080.88
                                                       2006     37.18        42.14      865,584.38
                                                       2007     42.14        43.52      788,687.46
                                                       2008     43.52        26.88      702,361.00
                                                       2009     26.88        33.31      525,828.32

MFS(R) Research International Division (Class E)/(c)/. 2001      9.00         8.35            0.00
                                                       2002      8.35         7.25       13,552.24
                                                       2003      7.25         9.42       71,751.51
                                                       2004      9.42        11.08      130,885.31
                                                       2005     11.08        12.69      156,924.95
                                                       2006     12.69        15.83      231,828.09
                                                       2007     15.83        17.64      214,497.93
                                                       2008     17.64        10.00      282,397.59
                                                       2009     10.00        12.95      193,328.78

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/............ 2004    $34.93       $37.91      57,702.72
                                                        2005     37.91        38.33     124,020.75
                                                        2006     38.33        42.19     132,486.50
                                                        2007     42.19        43.18     145,281.71
                                                        2008     43.18        32.96     120,025.00
                                                        2009     32.96        38.34     109,408.46

MFS(R) Value Division (Class E)/(c)/................... 2001     11.56        11.38           0.00
                                                        2002     11.38         9.59     172,192.29
                                                        2003      9.59        11.81     616,141.67
                                                        2004     11.81        12.93     941,616.59
                                                        2005     12.93        12.51     875,618.84
                                                        2006     12.51        14.51     735,640.68
                                                        2007     14.51        13.70     626,330.00
                                                        2008     13.70         8.94     505,198.87
                                                        2009      8.94        10.61     398,298.34

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.30         8.53           0.00
                                                        2002      8.53         6.99     165,362.08
                                                        2003      6.99         9.43     650,933.67
                                                        2004      9.43        11.08     720,329.01
                                                        2005     11.08        12.31     704,046.82
                                                        2006     12.31        15.20     594,964.09
                                                        2007     15.20        16.53     557,830.26
                                                        2008     16.53         9.40     522,845.54
                                                        2009      9.40        11.87     389,751.47

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.25        14.92           0.00
                                                        2002     14.92        13.24      45,135.94
                                                        2003     13.24        17.76     191,491.56
                                                        2004     17.76        21.44     453,847.33
                                                        2005     21.44        23.62     530,789.61
                                                        2006     23.62        25.85     464,939.19
                                                        2007     25.85        26.24     417,721.00
                                                        2008     26.24        13.57     331,195.06
                                                        2009     13.57        19.72     241,478.31

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.76        12.02           0.00
                                                        2002     12.02         9.91      35,660.29
                                                        2003      9.91        12.70      89,765.33
                                                        2004     12.70        14.50     141,395.54
                                                        2005     14.50        16.56     165,101.70
                                                        2006     16.56        18.97     181,645.39
                                                        2007     18.97        19.82     179,956.07
                                                        2008     19.82        11.60     152,625.54
                                                        2009     11.60        15.97     118,007.02

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/............. 2001    $10.23       $10.41            0.00
                                                        2002     10.41        11.20      160,869.03
                                                        2003     11.20        11.50      862,426.47
                                                        2004     11.50        11.87    1,312,202.22
                                                        2005     11.87        11.95    1,222,076.13
                                                        2006     11.95        12.30    1,081,083.66
                                                        2007     12.30        13.01    1,046,539.28
                                                        2008     13.01        12.85      833,704.05
                                                        2009     12.85        14.93      710,420.02

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.04         6.07            0.00
                                                        2002      6.07         2.95       65,642.36
                                                        2003      2.95         4.57      418,424.55
                                                        2004      4.57         4.29      598,729.31
                                                        2005      4.29         4.70      492,117.51
                                                        2006      4.70         4.86      404,865.60
                                                        2007      4.86         6.30      415,296.64
                                                        2008      6.30         3.44      286,079.64
                                                        2009      3.44         5.39      285,386.45

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.93        11.85            0.00
                                                        2002     11.85         9.25       74,852.73
                                                        2003      9.25        13.29      368,425.02
                                                        2004     13.29        15.35      465,748.17
                                                        2005     15.35        15.76      482,698.26
                                                        2006     15.76        18.24      458,985.33
                                                        2007     18.24        17.63      381,171.79
                                                        2008     17.63        11.51      291,674.85
                                                        2009     11.51        14.25      201,674.18

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.56        11.41            0.00
                                                        2002     11.41         8.60       30,641.29
                                                        2003      8.60        11.04      175,711.09
                                                        2004     11.04        11.92      293,450.40
                                                        2005     11.92        12.47      276,995.23
                                                        2006     12.47        13.86      253,115.43
                                                        2007     13.86        14.88      262,823.16
                                                        2008     14.88         8.49      203,750.53
                                                        2009      8.49        11.95      136,317.47

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.63         8.23            0.00
                                                        2002      8.23         4.53       46,325.36
                                                        2003      4.53         6.09      236,930.75
                                                        2004      6.09         7.07      425,938.60
                                                        2005      7.07         7.96      407,430.08
                                                        2006      7.96         8.32      372,075.20
                                                        2007      8.32         9.63      444,120.13
                                                        2008      9.63         5.71      366,510.86
                                                        2009      5.71         8.17      279,610.80

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001    $12.11       $11.90           0.00
                                                        2002     11.90         8.57      12,440.89
                                                        2003      8.57        11.85     100,236.57
                                                        2004     11.85        12.93     166,959.06
                                                        2005     12.93        14.09     160,464.49
                                                        2006     14.09        14.36     152,219.64
                                                        2007     14.36        15.49     111,542.87
                                                        2008     15.49         9.70     121,234.23
                                                        2009      9.70        13.24     111,855.55

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.26        15.54           0.00
                                                        2002     15.54        16.71      32,880.60
                                                        2003     16.71        18.49     239,187.67
                                                        2004     18.49        19.35     527,932.02
                                                        2005     19.35        19.53     527,773.65
                                                        2006     19.53        20.14     464,358.14
                                                        2007     20.14        20.57     402,565.61
                                                        2008     20.57        17.16     259,083.25
                                                        2009     17.16        22.27     199,266.00

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.19        14.46           0.00
                                                        2002     14.46        15.30     108,090.83
                                                        2003     15.30        15.27     285,566.06
                                                        2004     15.27        15.43     350,140.83
                                                        2005     15.43        15.41     323,413.19
                                                        2006     15.41        15.76     280,486.66
                                                        2007     15.76        16.13     247,563.93
                                                        2008     16.13        15.79     203,692.75
                                                        2009     15.79        16.17     152,817.74

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.75 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.17      $ 14.82        366.37
                                                       2007     14.82        15.03      7,044.56
                                                       2008     15.03        13.36      1,550.22
                                                       2009     13.36        14.77      1,713.92

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.64        13.30          0.00
                                                       2002     13.30        10.56      6,440.52
                                                       2003     10.56        15.91     26,264.88
                                                       2004     15.91        18.87     32,210.40
                                                       2005     18.87        23.21     34,001.23
                                                       2006     23.21        28.26     37,575.75
                                                       2007     28.26        33.66     36,898.97
                                                       2008     33.66        15.35     30,590.88
                                                       2009     15.35        24.29     35,349.27

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    116.04       104.94          0.00
                                                       2002    104.94        77.78      6,100.79
                                                       2003     77.78       104.42     15,014.89
                                                       2004    104.42       115.25     20,010.20
                                                       2005    115.25       131.40     21,095.03
                                                       2006    131.40       142.11     14,704.81
                                                       2007    142.11       156.63     14,216.90
                                                       2008    156.63        86.10     13,079.93
                                                       2009     86.10       117.77     12,310.15

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     81.41        78.06          0.00

                                                       2002     78.06        62.54      7,458.73
                                                       2003     62.54        81.26     22,882.90
                                                       2004     81.26        88.00     19,915.47
                                                       2005     88.00        91.38     18,399.97
                                                       2006     91.38       103.30     16,270.03
                                                       2007    103.30       106.46     15,894.19
                                                       2008    106.46        64.91     12,181.32
                                                       2009     64.91        83.59     11,930.37

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.82        11.04          0.00
                                                       2002     11.04         8.93     16,594.78
                                                       2003      8.93        11.23     26,664.14
                                                       2004     11.23        13.02     32,657.37
                                                       2005     13.02        15.07     37,830.08
                                                       2006     15.07        17.22     29,461.14
                                                       2007     17.22        18.65     17,125.94
                                                       2008     18.65        10.22     13,496.90
                                                       2009     10.22        12.25     15,642.58

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.08       $11.28           0.00
                                                     2002     11.28        12.20     128,740.60
                                                     2003     12.20        12.40     198,429.22
                                                     2004     12.40        12.67     214,084.86
                                                     2005     12.67        12.70     214,835.07
                                                     2006     12.70        12.96     189,479.52
                                                     2007     12.96        13.59     174,075.24
                                                     2008     13.59        14.12     125,344.68
                                                     2009     14.12        14.59     130,721.62

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     35.48        33.41           0.00
                                                     2002     33.41        23.38         795.23
                                                     2003     23.38        32.30       8,668.62
                                                     2004     32.30        35.79       6,348.02
                                                     2005     35.79        38.88       4,678.86
                                                     2006     38.88        40.71       3,527.37
                                                     2007     40.71        48.16       3,234.78
                                                     2008     48.16        25.65       3,470.02
                                                     2009     25.65        37.61       4,195.27

BlackRock Bond Income Division (Class E)/(a)/....... 2002     39.90        42.00       6,322.07
                                                     2003     42.00        43.62      14,570.11
                                                     2004     43.62        44.69      15,440.31
                                                     2005     44.69        44.91      15,345.62
                                                     2006     44.91        46.01      10,273.58
                                                     2007     46.01        47.98      13,455.88
                                                     2008     47.98        45.46      10,332.44
                                                     2009     45.46        48.83       8,983.21

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     38.52        39.52           0.00
                                                     2002     39.52        39.94           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     35.23        34.30           0.00
                                                     2002     34.30        29.01      14,236.48
                                                     2003     29.01        34.32      23,378.07
                                                     2004     34.32        36.52      17,533.44
                                                     2005     36.52        36.94      16,135.32
                                                     2006     36.94        40.06      15,760.25
                                                     2007     40.06        41.60      16,591.57
                                                     2008     41.60        30.71      21,147.34
                                                     2009     30.71        35.35      20,052.77

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     73.55        74.09       4,835.44
                                                     2008     74.09        45.70       3,489.82
                                                     2009     45.70        53.60       3,668.33

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001    $66.21       $61.71           0.00
                                                     2002     61.71        44.74       2,941.32
                                                     2003     44.74        57.18      14,091.56
                                                     2004     57.18        62.20      12,268.95
                                                     2005     62.20        63.23       8,568.10
                                                     2006     63.23        70.78       7,083.31
                                                     2007     70.78        74.17           0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.90       1,045.39
                                                     2003      7.90        10.51      48,663.04
                                                     2004     10.51        11.71      55,203.09
                                                     2005     11.71        12.16      45,218.23
                                                     2006     12.16        14.25      56,598.05
                                                     2007     14.25        14.46      37,205.09
                                                     2008     14.46         9.23      30,250.35
                                                     2009      9.23        10.08      25,729.21

BlackRock Money Market Division (Class E)/(f)/...... 2003     21.10        20.94           0.00
                                                     2004     20.94        20.75      14,397.06
                                                     2005     20.75        20.95       6,726.55
                                                     2006     20.95        21.54       6,598.21
                                                     2007     21.54        22.21      13,943.82
                                                     2008     22.21        22.41       3,706.66
                                                     2009     22.41        22.09       1,914.64

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.16        13.90           0.00
                                                     2002     13.90        10.72      36,657.40
                                                     2003     10.72        15.80     133,125.92
                                                     2004     15.80        17.88     125,137.37
                                                     2005     17.88        18.27      82,075.51
                                                     2006     18.27        20.94      78,157.11
                                                     2007     20.94        19.84      52,575.77
                                                     2008     19.84        11.99      39,185.93
                                                     2009     11.99        13.30      43,986.51

Davis Venture Value Division (Class E)/(c)/......... 2001     26.54        25.79           0.00
                                                     2002     25.79        21.15      14,097.12
                                                     2003     21.15        27.17      26,493.94
                                                     2004     27.17        29.94      32,146.17
                                                     2005     29.94        32.40      28,348.25
                                                     2006     32.40        36.43      26,891.98
                                                     2007     36.43        37.38      26,961.05
                                                     2008     37.38        22.23      20,513.42
                                                     2009     22.23        28.80      18,962.42

FI Mid Cap Opportunities Division (Class E)/(c)(h)/. 2001     17.93        15.41           0.00
                                                     2002     15.41        10.72      13,186.17
                                                     2003     10.72        14.18      18,417.63
                                                     2004     14.18        16.30      30,255.26
                                                     2005     16.30        17.10      29,161.06
                                                     2006     17.10        18.77      22,578.45
                                                     2007     18.77        19.95      14,833.65
                                                     2008     19.95         8.74      13,026.78
                                                     2009      8.74        11.49      10,769.06

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/............. 2002    $22.03       $18.09          19.39
                                                      2003     18.09        22.53       1,116.03
                                                      2004     22.53        25.14       1,587.42
                                                      2005     25.14        27.31       6,548.25
                                                      2006     27.31        29.99       7,095.20
                                                      2007     29.99        30.66       1,776.32
                                                      2008     30.66        18.36       1,268.59
                                                      2009     18.36        21.96       1,675.95

Harris Oakmark International Division (Class E)/(d)/. 2002     10.57         8.79         150.24
                                                      2003      8.79        11.68       5,756.99
                                                      2004     11.68        13.85      34,650.85
                                                      2005     13.85        15.56      41,855.73
                                                      2006     15.56        19.72      39,538.95
                                                      2007     19.72        19.18      32,222.14
                                                      2008     19.18        11.15      27,179.02
                                                      2009     11.15        17.02      27,520.47

Jennison Growth Division (Class E)/(c)(g)/........... 2005      4.00         4.80      52,607.91
                                                      2006      4.80         4.84     101,828.21
                                                      2007      4.84         5.30      86,398.28
                                                      2008      5.30         3.30      60,801.97
                                                      2009      3.30         4.54      53,268.99

Jennison Growth Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.37         4.89           0.00
                                                      2002      4.89         3.41      24,704.65
                                                      2003      3.41         4.21      37,202.23
                                                      2004      4.21         4.33      52,744.65
                                                      2005      4.33         3.96      52,278.68

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.37         9.63       2,470.81
                                                      2003      9.63        11.96      30,292.08
                                                      2004     11.96        13.45       9,434.25
                                                      2005     13.45        14.31       6,722.56
                                                      2006     14.31        16.13       3,655.38
                                                      2007     16.13        15.43       4,515.64
                                                      2008     15.43         9.36       2,851.63
                                                      2009      9.36        12.60       3,105.14

Legg Mason Partners Aggressive Growth (Class E)/(e)/. 2003      5.52         6.71       3,673.77
                                                      2004      6.71         7.16      37,982.89
                                                      2005      7.16         8.00      37,355.96
                                                      2006      8.00         7.74      25,963.33
                                                      2007      7.74         7.78       1,510.00
                                                      2008      7.78         4.66       1,086.05
                                                      2009      4.66         6.10       1,510.33

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................. 2001      8.85         7.72           0.00
                                                      2002      7.72         5.26       2,432.85
                                                      2003      5.26         5.52           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.20       $ 9.84      9,707.66
                                                          2007      9.84         9.11      7,328.14
                                                          2008      9.11         4.06      8,577.38
                                                          2009      4.06         5.51      8,268.48

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.65         8.21          0.00
                                                          2002      8.21         6.44      5,638.13
                                                          2003      6.44         7.68     12,776.81
                                                          2004      7.68         8.40     13,415.67
                                                          2005      8.40         8.85     12,773.23
                                                          2006      8.85         9.24      9,870.97

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.37        21.87          0.00
                                                          2002     21.87        16.84      3,284.79
                                                          2003     16.84        22.55      7,404.12
                                                          2004     22.55        25.75      7,869.50
                                                          2005     25.75        27.02      5,428.42
                                                          2006     27.02        30.93      7,759.46
                                                          2007     30.93        33.96      7,648.84
                                                          2008     33.96        21.36      4,330.70
                                                          2009     21.36        27.29      3,063.99

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77          0.00
                                                          2002      8.77         6.22      6,357.84
                                                          2003      6.22         8.84     23,716.37
                                                          2004      8.84         9.66     31,466.07
                                                          2005      9.66         9.92     82,657.70
                                                          2006      9.92        10.71     52,493.05
                                                          2007     10.71        11.00     28,151.52
                                                          2008     11.00         6.34     23,263.85
                                                          2009      6.34         8.09     22,123.02

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.61        10.26     13,361.69
                                                          2003     10.26        12.04     28,790.84
                                                          2004     12.04        12.80     26,022.93
                                                          2005     12.80        12.78     25,118.04
                                                          2006     12.78        13.72     27,719.53
                                                          2007     13.72        14.38     24,032.42
                                                          2008     14.38        11.52     16,917.67
                                                          2009     11.52        15.49     20,289.31

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.60        10.32          0.00
                                                          2002     10.32        10.61          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002    $11.20       $ 8.45          46.45
                                                       2003      8.45        11.55       1,303.68
                                                       2004     11.55        12.09       3,924.92
                                                       2005     12.09        12.89       3,898.14
                                                       2006     12.89        14.47       5,365.87
                                                       2007     14.47        15.81       3,747.57
                                                       2008     15.81         9.52       2,799.41
                                                       2009      9.52        12.53       3,096.27

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/...................................... 2001     24.68        25.49           0.00
                                                       2002     25.49        22.80      17,099.53
                                                       2003     22.80        29.67      36,613.61
                                                       2004     29.67        32.00      51,842.70
                                                       2005     32.00        34.54      49,013.95
                                                       2006     34.54        38.11      36,024.63
                                                       2007     38.11        34.83      25,878.85
                                                       2008     34.83        18.45      19,926.60
                                                       2009     18.45        25.63      21,464.29

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.39        10.26           0.00
                                                       2002     10.26         8.57      69,423.06
                                                       2003      8.57        11.35     110,971.65
                                                       2004     11.35        12.93      67,646.38
                                                       2005     12.93        14.25      58,434.72
                                                       2006     14.25        15.38      58,809.73
                                                       2007     15.38        16.27      48,510.07
                                                       2008     16.27        10.18      34,491.19
                                                       2009     10.18        13.70      33,014.78

MetLife Stock Index Division (Class E)/(c)/........... 2001     36.64        34.54           0.00
                                                       2002     34.54        26.33      55,462.75
                                                       2003     26.33        33.12     109,787.51
                                                       2004     33.12        35.92     103,328.81
                                                       2005     35.92        36.89     101,768.38
                                                       2006     36.89        41.79      94,586.71
                                                       2007     41.79        43.14      79,108.18
                                                       2008     43.14        26.63      68,076.34
                                                       2009     26.63        32.98      67,296.73

MFS(R) Research International Division (Class E)/(c)/. 2001      9.00         8.35           0.00
                                                       2002      8.35         7.24       6,182.46
                                                       2003      7.24         9.41      11,285.02
                                                       2004      9.41        11.06       9,595.61
                                                       2005     11.06        12.66      10,216.81
                                                       2006     12.66        15.78      36,388.15
                                                       2007     15.78        17.58      36,821.03
                                                       2008     17.58         9.96      39,742.06
                                                       2009      9.96        12.89      27,657.16

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/............ 2004    $34.63       $37.57         720.93
                                                        2005     37.57        37.98       2,111.55
                                                        2006     37.98        41.77       3,022.66
                                                        2007     41.77        42.73       6,662.41
                                                        2008     42.73        32.61      10,151.25
                                                        2009     32.61        37.90       9,731.12

MFS(R) Value Division (Class E)/(c)/................... 2001     11.54        11.36           0.00
                                                        2002     11.36         9.57      37,049.39
                                                        2003      9.57        11.78      83,937.88
                                                        2004     11.78        12.89      83,672.91
                                                        2005     12.89        12.47      77,760.42
                                                        2006     12.47        14.45      64,598.15
                                                        2007     14.45        13.64      48,695.41
                                                        2008     13.64         8.90      34,418.14
                                                        2009      8.90        10.55      31,448.93

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.29         8.51           0.00
                                                        2002      8.51         6.97     107,905.08
                                                        2003      6.97         9.41     171,239.43
                                                        2004      9.41        11.04      89,102.11
                                                        2005     11.04        12.27      74,504.10
                                                        2006     12.27        15.14      77,545.05
                                                        2007     15.14        16.45      70,784.08
                                                        2008     16.45         9.35      54,566.45
                                                        2009      9.35        11.81      51,824.35

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.23        14.90           0.00
                                                        2002     14.90        13.22       6,018.15
                                                        2003     13.22        17.71      22,239.61
                                                        2004     17.71        21.37      29,408.03
                                                        2005     21.37        23.54      34,357.82
                                                        2006     23.54        25.74      34,738.67
                                                        2007     25.74        26.12      25,191.81
                                                        2008     26.12        13.50      16,000.99
                                                        2009     13.50        19.61      17,208.33

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.73        11.99           0.00
                                                        2002     11.99         9.88       7,044.98
                                                        2003      9.88        12.66      15,909.39
                                                        2004     12.66        14.45      14,135.84
                                                        2005     14.45        16.49      13,459.92
                                                        2006     16.49        18.88      14,078.39
                                                        2007     18.88        19.72      12,000.04
                                                        2008     19.72        11.53       6,251.01
                                                        2009     11.53        15.87       7,969.05

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/............. 2001    $10.23       $10.41           0.00
                                                        2002     10.41        11.19      57,074.25
                                                        2003     11.19        11.48     120,232.46
                                                        2004     11.48        11.85     101,401.69
                                                        2005     11.85        11.92      95,789.48
                                                        2006     11.92        12.26      69,778.52
                                                        2007     12.26        12.97      65,619.78
                                                        2008     12.97        12.80      55,472.33
                                                        2009     12.80        14.87      68,024.78

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.04         6.07           0.00
                                                        2002      6.07         2.95      18,208.18
                                                        2003      2.95         4.56     110,059.90
                                                        2004      4.56         4.29     126,854.19
                                                        2005      4.29         4.68     108,475.16
                                                        2006      4.68         4.85      65,208.91
                                                        2007      4.85         6.28      74,543.57
                                                        2008      6.28         3.42      68,302.81
                                                        2009      3.42         5.36      68,877.56

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.91        11.84           0.00
                                                        2002     11.84         9.24      41,245.18
                                                        2003      9.24        13.25      71,358.34
                                                        2004     13.25        15.30      41,010.44
                                                        2005     15.30        15.70      35,330.02
                                                        2006     15.70        18.17      30,610.87
                                                        2007     18.17        17.55      21,569.60
                                                        2008     17.55        11.45      15,118.40
                                                        2009     11.45        14.17      14,516.26

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.54        11.39           0.00
                                                        2002     11.39         8.58       6,864.43
                                                        2003      8.58        11.01      22,250.70
                                                        2004     11.01        11.88      46,365.22
                                                        2005     11.88        12.43      45,104.21
                                                        2006     12.43        13.80      46,801.80
                                                        2007     13.80        14.82      31,115.85
                                                        2008     14.82         8.45      24,928.76
                                                        2009      8.45        11.89      21,896.67

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.62         8.23           0.00
                                                        2002      8.23         4.52      11,666.87
                                                        2003      4.52         6.08      36,089.22
                                                        2004      6.08         7.05      35,783.95
                                                        2005      7.05         7.94      35,319.40
                                                        2006      7.94         8.30      44,402.06
                                                        2007      8.30         9.59      45,884.34
                                                        2008      9.59         5.69      35,438.52
                                                        2009      5.69         8.13      33,378.65

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001    $12.08       $11.87          0.00
                                                        2002     11.87         8.54     12,713.95
                                                        2003      8.54        11.81     26,106.42
                                                        2004     11.81        12.88     28,700.52
                                                        2005     12.88        14.03     28,152.93
                                                        2006     14.03        14.29     20,522.63
                                                        2007     14.29        15.40      8,873.48
                                                        2008     15.40         9.65      6,601.63
                                                        2009      9.65        13.16      5,869.61

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.21        15.49          0.00
                                                        2002     15.49        16.65      6,548.67
                                                        2003     16.65        18.40     31,477.12
                                                        2004     18.40        19.25     34,624.63
                                                        2005     19.25        19.43     36,476.03
                                                        2006     19.43        20.02     23,569.48
                                                        2007     20.02        20.43     18,993.14
                                                        2008     20.43        17.04     14,582.46
                                                        2009     17.04        22.10     13,118.45

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.14        14.40          0.00
                                                        2002     14.40        15.23     46,463.29
                                                        2003     15.23        15.20     40,539.86
                                                        2004     15.20        15.36     41,984.65
                                                        2005     15.36        15.33     34,445.94
                                                        2006     15.33        15.66     23,937.23
                                                        2007     15.66        16.03     36,764.12
                                                        2008     16.03        15.68     21,302.55
                                                        2009     15.68        16.05     18,582.82

                                           GROUP I--PREFERENCE PLUS SELECT
                                        E SHARE AND AMERICAN FUNDS(R) CLASS 2
                                             1.85 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/............................... 2006   $ 14.04      $ 14.68        285.76
                                                                            2007     14.68        14.87      2,966.80
                                                                            2008     14.87        13.21      5,323.72
                                                                            2009     13.21        14.58      5,861.01

American Funds Global Small Capitalization Division+ (Class 2)/(c)/........ 2001     13.59        13.25          0.00
                                                                            2002     13.25        10.51          0.00
                                                                            2003     10.51        15.82     16,276.78
                                                                            2004     15.82        18.75     35,175.14
                                                                            2005     18.75        23.04     41,539.10
                                                                            2006     23.04        28.01     76,385.21
                                                                            2007     28.01        33.34     66,717.75
                                                                            2008     33.34        15.18     60,337.00
                                                                            2009     15.18        24.01     55,245.60

American Funds Growth Division+ (Class 2)/(c)/............................. 2001    114.03       103.08          0.00
                                                                            2002    103.08        76.33          0.00
                                                                            2003     76.33       102.36      9,687.49
                                                                            2004    102.36       112.86     20,523.05
                                                                            2005    112.86       128.55     19,557.50
                                                                            2006    128.55       138.89     18,383.62
                                                                            2007    138.89       152.93     16,417.04
                                                                            2008    152.93        83.98     14,835.46
                                                                            2009     83.98       114.76     13,657.62

American Funds Growth-Income Division+ (Class 2)/(c)/...................... 2001     80.00        76.67          0.00
                                                                            2002     76.67        61.37        595.67
                                                                            2003     61.37        79.66     16,673.18
                                                                            2004     79.66        86.18     28,078.77
                                                                            2005     86.18        89.40     20,444.99
                                                                            2006     89.40       100.96     18,095.73
                                                                            2007    100.96       103.94     16,950.80
                                                                            2008    103.94        63.31     13,873.69
                                                                            2009     63.31        81.45     12,956.38

Artio International Stock (formerly Julius Baer International Stock
  Division) (Class E)/(c)/................................................. 2001     11.70        10.92          0.00
                                                                            2002     10.92         8.83          0.00
                                                                            2003      8.83        11.09      2,710.93
                                                                            2004     11.09        12.84      6,372.07
                                                                            2005     12.84        14.85      9,346.37
                                                                            2006     14.85        16.96     14,776.72
                                                                            2007     16.96        18.34     18,467.12
                                                                            2008     18.34        10.04     17,770.84
                                                                            2009     10.04        12.03     12,871.02

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.05       $11.24           0.00
                                                                                      2002     11.24        12.14           0.00
                                                                                      2003     12.14        12.34      67,158.56
                                                                                      2004     12.34        12.59     171,181.28
                                                                                      2005     12.59        12.61     160,102.82
                                                                                      2006     12.61        12.86     139,979.46
                                                                                      2007     12.86        13.47     131,688.50
                                                                                      2008     13.47        13.98     104,043.86
                                                                                      2009     13.98        14.43      90,102.38

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     35.01        32.96           0.00
                                                                                      2002     32.96        23.04           0.00
                                                                                      2003     23.04        31.79       5,474.13
                                                                                      2004     31.79        35.20       6,719.22
                                                                                      2005     35.20        38.20       4,043.86
                                                                                      2006     38.20        39.96      12,244.97
                                                                                      2007     39.96        47.22       7,191.33
                                                                                      2008     47.22        25.13       8,198.16
                                                                                      2009     25.13        36.80       6,046.80

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     39.15        41.19           0.00
                                                                                      2003     41.19        42.73       8,766.14
                                                                                      2004     42.73        43.74      25,563.56
                                                                                      2005     43.74        43.91      14,215.57
                                                                                      2006     43.91        44.94      13,307.82
                                                                                      2007     44.94        46.82      20,624.84
                                                                                      2008     46.82        44.32      12,896.03
                                                                                      2009     44.32        47.55      11,821.24

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     37.83        38.80           0.00
                                                                                      2002     38.80        39.19           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     34.71        33.77           0.00
                                                                                      2002     33.77        28.53       2,247.60
                                                                                      2003     28.53        33.73      12,352.98
                                                                                      2004     33.73        35.85      25,735.63
                                                                                      2005     35.85        36.23      28,451.08
                                                                                      2006     36.23        39.24      21,678.25
                                                                                      2007     39.24        40.72      20,073.29
                                                                                      2008     40.72        30.03      20,927.10
                                                                                      2009     30.03        34.53      19,810.85

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     71.82        72.27       6,132.85
                                                                                      2008     72.27        44.51       4,951.05
                                                                                      2009     44.51        52.13       3,998.29

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $65.02       $60.57          0.00
                                                                            2002     60.57        43.88         18.27
                                                                            2003     43.88        56.01      4,401.11
                                                                            2004     56.01        60.87     10,013.36
                                                                            2005     60.87        61.82      8,337.32
                                                                            2006     61.82        69.14      7,240.96
                                                                            2007     69.14        72.42          0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.90          0.00
                                                                            2003      7.90        10.50     19,011.38
                                                                            2004     10.50        11.68     32,971.81
                                                                            2005     11.68        12.12     32,531.60
                                                                            2006     12.12        14.18     41,217.36
                                                                            2007     14.18        14.37     36,217.61
                                                                            2008     14.37         9.16     25,717.55
                                                                            2009      9.16        10.00     22,067.34

BlackRock Money Market Division (Class E)/(f)/............................. 2003     20.69        20.52     21,858.50
                                                                            2004     20.52        20.31     17,399.33
                                                                            2005     20.31        20.48     15,285.58
                                                                            2006     20.48        21.04      5,782.47
                                                                            2007     21.04        21.67      4,700.57
                                                                            2008     21.67        21.85      6,610.48
                                                                            2009     21.85        21.51     13,324.06

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.15        13.88          0.00
                                                                            2002     13.88        10.70      2,688.19
                                                                            2003     10.70        15.75     51,317.85
                                                                            2004     15.75        17.80     93,511.01
                                                                            2005     17.80        18.17     86,008.74
                                                                            2006     18.17        20.80     78,846.01
                                                                            2007     20.80        19.69     75,542.93
                                                                            2008     19.69        11.88     67,262.75
                                                                            2009     11.88        13.17     61,554.41

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.36        25.60          0.00
                                                                            2002     25.60        20.97          0.00
                                                                            2003     20.97        26.92      3,786.98
                                                                            2004     26.92        29.63     15,500.44
                                                                            2005     29.63        32.04     15,937.08
                                                                            2006     32.04        35.99     17,394.56
                                                                            2007     35.99        36.89     16,599.66
                                                                            2008     36.89        21.92     13,555.01
                                                                            2009     21.92        28.37     11,593.58

FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001     17.85        15.33          0.00
                                                                            2002     15.33        10.66          0.00
                                                                            2003     10.66        14.09      4,921.87
                                                                            2004     14.09        16.18     25,111.91
                                                                            2005     16.18        16.95     23,907.92
                                                                            2006     16.95        18.58     26,431.38
                                                                            2007     18.58        19.73     22,714.49
                                                                            2008     19.73         8.64     23,983.07
                                                                            2009      8.64        11.35     21,034.65

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................................... 2002    $21.83       $17.91          0.00
                                                                            2003     17.91        22.29      2,266.10
                                                                            2004     22.29        24.85      3,345.28
                                                                            2005     24.85        26.96     22,313.31
                                                                            2006     26.96        29.58     20,520.91
                                                                            2007     29.58        30.21     11,143.64
                                                                            2008     30.21        18.08      4,642.56
                                                                            2009     18.08        21.59      4,925.07

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.56         8.78          0.00
                                                                            2003      8.78        11.66        858.80
                                                                            2004     11.66        13.81     18,761.62
                                                                            2005     13.81        15.49     21,405.85
                                                                            2006     15.49        19.62     37,922.17
                                                                            2007     19.62        19.07     34,317.06
                                                                            2008     19.07        11.07     19,156.17
                                                                            2009     11.07        16.88     19,058.27

Jennison Growth Division (Class E)/(c)(g)/................................. 2005      3.98         4.77     16,188.24
                                                                            2006      4.77         4.80     15,352.54
                                                                            2007      4.80         5.26     13,338.99
                                                                            2008      5.26         3.27      4,472.86
                                                                            2009      3.27         4.50      3,487.75

Jennison Growth Division (Class E)/(c) (g) /(formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.36         4.88          0.00
                                                                            2002      4.88         3.40          0.00
                                                                            2003      3.40         4.20      8,874.34
                                                                            2004      4.20         4.31     17,382.06
                                                                            2005      4.31         3.94     17,670.96

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.36         9.62          0.00
                                                                            2003      9.62        11.93     11,194.49
                                                                            2004     11.93        13.41     12,591.01
                                                                            2005     13.41        14.25     14,798.27
                                                                            2006     14.25        16.05     16,355.97
                                                                            2007     16.05        15.34     21,151.73
                                                                            2008     15.34         9.30      9,017.43
                                                                            2009      9.30        12.49      6,881.48

Legg Mason Partners Aggressive Growth (Class E)/(e)/....................... 2003      5.51         6.70      6,261.25
                                                                            2004      6.70         7.14     10,008.87
                                                                            2005      7.14         7.97     10,463.75
                                                                            2006      7.97         7.69      8,597.02
                                                                            2007      7.69         7.73      6,076.74
                                                                            2008      7.73         4.62      9,764.62
                                                                            2009      4.62         6.05      9,405.48

Legg Mason Partners Aggressive Growth (Class E)/(e)/ (formerly Janus
  Aggressive Growth)....................................................... 2001      8.85         7.72          0.00
                                                                            2002      7.72         5.25          0.00
                                                                            2003      5.25         5.51          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.13       $ 9.77      3,911.20
                                                          2007      9.77         9.03      4,743.52
                                                          2008      9.03         4.02      1,836.51
                                                          2009      4.02         5.45        491.98

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.63         8.19          0.00
                                                          2002      8.19         6.41          0.00
                                                          2003      6.41         7.65        194.76
                                                          2004      7.65         8.36      4,289.97
                                                          2005      8.36         8.79      3,574.99
                                                          2006      8.79         9.17      3,334.78

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.21        21.70          0.00
                                                          2002     21.70        16.69          0.00
                                                          2003     16.69        22.33      1,110.52
                                                          2004     22.33        25.48      3,460.40
                                                          2005     25.48        26.70      3,613.34
                                                          2006     26.70        30.54      6,980.67
                                                          2007     30.54        33.50      7,310.03
                                                          2008     33.50        21.04      5,202.60
                                                          2009     21.04        26.87      4,225.14

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77          0.00
                                                          2002      8.77         6.21          0.00
                                                          2003      6.21         8.82      3,269.14
                                                          2004      8.82         9.63     10,060.58
                                                          2005      9.63         9.87      9,320.83
                                                          2006      9.87        10.65      8,812.48
                                                          2007     10.65        10.92      9,436.31
                                                          2008     10.92         6.29      6,159.24
                                                          2009      6.29         8.02      4,504.66

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.55        10.20      1,191.86
                                                          2003     10.20        11.95     33,108.92
                                                          2004     11.95        12.70     27,217.40
                                                          2005     12.70        12.67     21,479.48
                                                          2006     12.67        13.58     21,717.91
                                                          2007     13.58        14.23     20,997.86
                                                          2008     14.23        11.38     23,505.96
                                                          2009     11.38        15.29     25,749.04
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.55        10.27          0.00
                                                          2002     10.27        10.55          0.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002    $11.20       $ 8.44           0.00
                                                                            2003      8.44        11.52       1,199.21
                                                                            2004     11.52        12.05       5,484.99
                                                                            2005     12.05        12.83       5,359.32
                                                                            2006     12.83        14.39       9,891.28
                                                                            2007     14.39        15.71       5,766.17
                                                                            2008     15.71         9.45       6,251.83
                                                                            2009      9.45        12.43       5,527.91

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     24.48        25.27           0.00
                                                                            2002     25.27        22.58       1,307.84
                                                                            2003     22.58        29.36      34,839.96
                                                                            2004     29.36        31.63      51,850.34
                                                                            2005     31.63        34.10      54,715.60
                                                                            2006     34.10        37.59      33,272.54
                                                                            2007     37.59        34.32      24,541.16
                                                                            2008     34.32        18.16      17,998.70
                                                                            2009     18.16        25.20      15,543.98

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.38        10.25           0.00
                                                                            2002     10.25         8.55          95.26
                                                                            2003      8.55        11.31      64,927.67
                                                                            2004     11.31        12.87      74,990.67
                                                                            2005     12.87        14.17      80,435.88
                                                                            2006     14.17        15.28      78,535.41
                                                                            2007     15.28        16.15      68,078.34
                                                                            2008     16.15        10.09      58,410.60
                                                                            2009     10.09        13.57      52,244.07

MetLife Stock Index Division (Class E)/(c)/................................ 2001     36.22        34.14           0.00
                                                                            2002     34.14        26.00          30.99
                                                                            2003     26.00        32.67      78,326.89
                                                                            2004     32.67        35.40     113,355.91
                                                                            2005     35.40        36.31     114,020.79
                                                                            2006     36.31        41.10      86,703.53
                                                                            2007     41.10        42.38      79,508.03
                                                                            2008     42.38        26.13      84,730.94
                                                                            2009     26.13        32.34      65,886.50

MFS(R) Research International Division (Class E)/(c)/...................... 2001      9.00         8.34           0.00
                                                                            2002      8.34         7.23           0.00
                                                                            2003      7.23         9.38       5,245.98
                                                                            2004      9.38        11.02       9,084.93
                                                                            2005     11.02        12.60      10,534.66
                                                                            2006     12.60        15.69      26,086.51
                                                                            2007     15.69        17.46      29,483.95
                                                                            2008     17.46         9.88      20,671.81
                                                                            2009      9.88        12.78      13,529.34

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/................................ 2004    $34.05       $36.91      2,362.83
                                                                            2005     36.91        37.27     21,930.33
                                                                            2006     37.27        40.96     12,278.96
                                                                            2007     40.96        41.86     22,416.46
                                                                            2008     41.86        31.91     26,643.32
                                                                            2009     31.91        37.05     22,585.73

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.51        11.32          0.00
                                                                            2002     11.32         9.53         85.63
                                                                            2003      9.53        11.72     47,626.01
                                                                            2004     11.72        12.81     75,434.86
                                                                            2005     12.81        12.38     67,934.93
                                                                            2006     12.38        14.33     54,497.06
                                                                            2007     14.33        13.52     50,718.40
                                                                            2008     13.52         8.81     41,501.27
                                                                            2009      8.81        10.43     35,529.36

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.27         8.49          0.00
                                                                            2002      8.49         6.94          0.00
                                                                            2003      6.94         9.36     56,548.44
                                                                            2004      9.36        10.97     78,514.09
                                                                            2005     10.97        12.18     83,251.25
                                                                            2006     12.18        15.02     69,397.19
                                                                            2007     15.02        16.30     81,797.44
                                                                            2008     16.30         9.25     54,682.46
                                                                            2009      9.25        11.67     44,827.68

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.19        14.85          0.00
                                                                            2002     14.85        13.16          0.00
                                                                            2003     13.16        17.62     17,441.95
                                                                            2004     17.62        21.24     59,079.76
                                                                            2005     21.24        23.37     77,812.63
                                                                            2006     23.37        25.53     71,512.90
                                                                            2007     25.53        25.88     61,609.83
                                                                            2008     25.88        13.36     53,391.33
                                                                            2009     13.36        19.39     51,407.72

Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001     12.68        11.93          0.00
                                                                            2002     11.93         9.82          0.00
                                                                            2003      9.82        12.57      5,569.13
                                                                            2004     12.57        14.33     11,169.65
                                                                            2005     14.33        16.34     13,658.21
                                                                            2006     16.34        18.69     17,362.38
                                                                            2007     18.69        19.50     20,229.78
                                                                            2008     19.50        11.39     17,288.07
                                                                            2009     11.39        15.66     18,094.43

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/................................. 2001    $10.23       $10.40           0.00
                                                                            2002     10.40        11.17       2,833.60
                                                                            2003     11.17        11.45      56,801.90
                                                                            2004     11.45        11.81     101,512.08
                                                                            2005     11.81        11.86      57,082.34
                                                                            2006     11.86        12.19      45,629.93
                                                                            2007     12.19        12.88      52,878.64
                                                                            2008     12.88        12.70      46,071.42
                                                                            2009     12.70        14.74      53,128.87

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.03         6.06           0.00
                                                                            2002      6.06         2.94         395.85
                                                                            2003      2.94         4.55      47,359.68
                                                                            2004      4.55         4.27      51,989.76
                                                                            2005      4.27         4.66      51,768.53
                                                                            2006      4.66         4.82      37,104.91
                                                                            2007      4.82         6.24      95,339.67
                                                                            2008      6.24         3.40      35,816.39
                                                                            2009      3.40         5.31      46,537.56

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.88        11.80           0.00
                                                                            2002     11.80         9.20          87.99
                                                                            2003      9.20        13.18      24,197.78
                                                                            2004     13.18        15.21      29,525.34
                                                                            2005     15.21        15.59      27,898.11
                                                                            2006     15.59        18.02      44,470.27
                                                                            2007     18.02        17.39      24,872.41
                                                                            2008     17.39        11.34      16,450.26
                                                                            2009     11.34        14.01      14,815.55

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.51        11.35           0.00
                                                                            2002     11.35         8.55          94.47
                                                                            2003      8.55        10.96      12,347.63
                                                                            2004     10.96        11.81      25,543.47
                                                                            2005     11.81        12.34      28,663.46
                                                                            2006     12.34        13.69      25,822.06
                                                                            2007     13.69        14.68      27,330.57
                                                                            2008     14.68         8.36      28,191.45
                                                                            2009      8.36        11.76      30,184.39

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001      8.62         8.22           0.00
                                                                            2002      8.22         4.51           0.00
                                                                            2003      4.51         6.06      12,580.19
                                                                            2004      6.06         7.03      15,833.09
                                                                            2005      7.03         7.90      22,194.00
                                                                            2006      7.90         8.25      26,839.68
                                                                            2007      8.25         9.53      48,357.23
                                                                            2008      9.53         5.65      48,546.16
                                                                            2009      5.65         8.06      48,814.10

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001    $12.03       $11.82          0.00
                                                                            2002     11.82         8.49          0.00
                                                                            2003      8.49        11.73     11,939.27
                                                                            2004     11.73        12.78     21,342.59
                                                                            2005     12.78        13.90     20,272.55
                                                                            2006     13.90        14.15     14,223.45
                                                                            2007     14.15        15.24     10,688.00
                                                                            2008     15.24         9.53     10,545.45
                                                                            2009      9.53        12.99      6,922.34

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.11        15.38          0.00
                                                                            2002     15.38        16.51        246.17
                                                                            2003     16.51        18.23     17,349.99
                                                                            2004     18.23        19.06     52,882.29
                                                                            2005     19.06        19.21     52,995.05
                                                                            2006     19.21        19.77     52,831.41
                                                                            2007     19.77        20.16     37,746.74
                                                                            2008     20.16        16.80     28,074.63
                                                                            2009     16.80        21.77     26,247.60

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.05        14.30          0.00
                                                                            2002     14.30        15.11        516.28
                                                                            2003     15.11        15.06     10,000.40
                                                                            2004     15.06        15.20     19,636.40
                                                                            2005     15.20        15.16     15,547.01
                                                                            2006     15.16        15.47     12,946.30
                                                                            2007     15.47        15.82     13,130.41
                                                                            2008     15.82        15.46     18,408.71
                                                                            2009     15.46        15.81     22,906.28

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.95 SEPARATE ACCOUNT CHARGE



                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.91      $ 14.54        609.09
                                                       2007     14.54        14.71      8,556.70
                                                       2008     14.71        13.06      5,627.05
                                                       2009     13.06        14.40      5,174.78

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.55        13.20          0.00
                                                       2002     13.20        10.46      6,770.73
                                                       2003     10.46        15.73     19,818.67
                                                       2004     15.73        18.62     27,055.05
                                                       2005     18.62        22.86     27,764.62
                                                       2006     22.86        27.77     33,806.46
                                                       2007     27.77        33.02     31,194.78
                                                       2008     33.02        15.02     25,007.49
                                                       2009     15.02        23.73     13,830.25

American Funds Growth Division+ ( Class 2)/(C)/....... 2001    112.05       101.25          0.00
                                                       2002    101.25        74.90      2,729.99
                                                       2003     74.90       100.34      9,349.78
                                                       2004    100.34       110.53     14,562.37
                                                       2005    110.53       125.77     15,316.45
                                                       2006    125.77       135.74     16,484.29
                                                       2007    135.74       149.32     14,638.88
                                                       2008    149.32        81.91     11,738.22
                                                       2009     81.91       111.83      8,661.00

American Funds Growth-Income Division+ (Class 2)/(C)/. 2001     78.61        75.31          0.00
                                                       2002     75.31        60.22      3,960.17
                                                       2003     60.22        78.09     20,009.43
                                                       2004     78.09        84.39     24,296.87
                                                       2005     84.39        87.47     24,577.59
                                                       2006     87.47        98.68     23,058.63
                                                       2007     98.68       101.49     17,968.87
                                                       2008    101.49        61.76     14,155.02
                                                       2009     61.76        79.37      8,549.43

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(C)/...................................... 2001     11.58        10.80          0.00
                                                       2002     10.80         8.73      4,289.94
                                                       2003      8.73        10.95     10,133.66
                                                       2004     10.95        12.67      8,229.47
                                                       2005     12.67        14.64      5,687.67
                                                       2006     14.64        16.69     12,354.92
                                                       2007     16.69        18.04      7,011.85
                                                       2008     18.04         9.87      9,173.26
                                                       2009      9.87        11.80      5,226.06

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(C)/.......................... 2001    $11.02       $11.21           0.00
                                                     2002     11.21        12.09      58,400.34
                                                     2003     12.09        12.27      79,022.18
                                                     2004     12.27        12.51     121,799.63
                                                     2005     12.51        12.52     112,600.60
                                                     2006     12.52        12.75      98,805.08
                                                     2007     12.75        13.34      88,052.22
                                                     2008     13.34        13.84      48,570.56
                                                     2009     13.84        14.27      22,191.47

BlackRock Aggressive Growth Division (Class E)/(C)/. 2001     34.55        32.51           0.00
                                                     2002     32.51        22.70         594.07
                                                     2003     22.70        31.30       1,824.32
                                                     2004     31.30        34.62       3,245.89
                                                     2005     34.62        37.53       3,140.57
                                                     2006     37.53        39.22       3,847.61
                                                     2007     39.22        46.30       2,597.66
                                                     2008     46.30        24.61       2,775.23
                                                     2009     24.61        36.01       2,360.87

BlackRock Bond Income Division (Class E)/(a)/....... 2002     38.42        40.39       8,226.83
                                                     2003     40.39        41.86       8,479.83
                                                     2004     41.86        42.81       8,223.39
                                                     2005     42.81        42.93       9,694.81
                                                     2006     42.93        43.90       7,742.40
                                                     2007     43.90        45.68       5,580.37
                                                     2008     45.68        43.20       4,708.42
                                                     2009     43.20        46.31       2,366.61

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     37.15        38.08           0.00
                                                     2002     38.08        38.46           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     34.19        33.25           0.00
                                                     2002     33.25        28.07       4,057.91
                                                     2003     28.07        33.14      14,130.18
                                                     2004     33.14        35.19      11,645.66
                                                     2005     35.19        35.53      11,758.61
                                                     2006     35.53        38.45      11,027.45
                                                     2007     38.45        39.85      11,083.92
                                                     2008     39.85        29.36       8,631.96
                                                     2009     29.36        33.73       7,414.88

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     70.12        70.52       2,721.75
                                                     2008     70.52        43.39       2,344.73
                                                     2009     43.39        50.77       1,132.31

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $63.85       $59.46          0.00
                                                   2002     59.46        43.03      3,682.98
                                                   2003     43.03        54.88      6,585.98
                                                   2004     54.88        59.58      7,034.37
                                                   2005     59.58        60.44      7,261.42
                                                   2006     60.44        67.53      3,380.64
                                                   2007     67.53        70.71          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.89        477.34
                                                   2003      7.89        10.48      9,377.85
                                                   2004     10.48        11.65      9,436.09
                                                   2005     11.65        12.07      9,210.78
                                                   2006     12.07        14.11      8,409.84
                                                   2007     14.11        14.29     14,454.65
                                                   2008     14.29         9.10      9,196.33
                                                   2009      9.10         9.93      2,470.80

BlackRock Money Market Division (Class E)/(f)/.... 2003     20.29        20.10          0.00
                                                   2004     20.10        19.88          0.00
                                                   2005     19.88        20.03          0.00
                                                   2006     20.03        20.56          0.00
                                                   2007     20.56        21.15          0.00
                                                   2008     21.15        21.30          0.00
                                                   2009     21.30        20.95          0.00
BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.13        13.86          0.00
                                                   2002     13.86        10.67     45,836.72
                                                   2003     10.67        15.69     55,838.46
                                                   2004     15.69        17.72     77,153.87
                                                   2005     17.72        18.07     70,668.67
                                                   2006     18.07        20.67     62,782.40
                                                   2007     20.67        19.54     52,123.68
                                                   2008     19.54        11.78     39,734.67
                                                   2009     11.78        13.05     21,375.99
Davis Venture Value Division (Class E)/(c)/....... 2001     26.19        25.42          0.00
                                                   2002     25.42        20.80      4,173.04
                                                   2003     20.80        26.67     12,986.92
                                                   2004     26.67        29.33     16,350.50
                                                   2005     29.33        31.69     14,462.41
                                                   2006     31.69        35.55     13,603.83
                                                   2007     35.55        36.41     13,567.88
                                                   2008     36.41        21.61     12,072.64
                                                   2009     21.61        27.94      8,235.47

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.77       $15.26          0.00
                                                      2002     15.26        10.60      3,885.54
                                                      2003     10.60        13.99      7,446.88
                                                      2004     13.99        16.05     19,045.42
                                                      2005     16.05        16.80     17,985.10
                                                      2006     16.80        18.40     14,282.10
                                                      2007     18.40        19.52     12,182.56
                                                      2008     19.52         8.54      9,391.87
                                                      2009      8.54        11.20      5,868.11

FI Value Leaders Division (Class E)/(d)/............. 2002     21.63        17.74          0.00
                                                      2003     17.74        22.05      1,166.59
                                                      2004     22.05        24.56      5,242.21
                                                      2005     24.56        26.62      7,862.59
                                                      2006     26.62        29.18      7,629.36
                                                      2007     29.18        29.77      6,876.53
                                                      2008     29.77        17.80      3,902.67
                                                      2009     17.80        21.23      1,207.25

Harris Oakmark International Division (Class E)/(d)/. 2002     10.56         8.77        249.64
                                                      2003      8.77        11.63     16,902.37
                                                      2004     11.63        13.76     35,058.24
                                                      2005     13.76        15.43     38,676.82
                                                      2006     15.43        19.52     40,632.00
                                                      2007     19.52        18.95     35,647.09
                                                      2008     18.95        10.99     26,316.57
                                                      2009     10.99        16.74     14,846.48

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.96         4.74     16,008.68
                                                      2006      4.74         4.77     14,895.86
                                                      2007      4.77         5.22     12,373.90
                                                      2008      5.22         3.24      7,912.62
                                                      2009      3.24         4.45      5,650.49

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.35         4.87          0.00
                                                      2002      4.87         3.39     12,319.02
                                                      2003      3.39         4.18     18,669.32
                                                      2004      4.18         4.29     17,612.61
                                                      2005      4.29         3.92     17,352.62

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.36         9.61         69.89
                                                      2003      9.61        11.91     12,770.05
                                                      2004     11.91        13.36      9,935.82
                                                      2005     13.36        14.19      8,696.22
                                                      2006     14.19        15.96      6,084.03
                                                      2007     15.96        15.24     14,329.56
                                                      2008     15.24         9.23      7,832.76
                                                      2009      9.23        12.39      2,931.96

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.50       $ 6.68      6,879.18
                                                          2004      6.68         7.11      6,273.61
                                                          2005      7.11         7.93      5,488.26
                                                          2006      7.93         7.65      5,572.00
                                                          2007      7.65         7.68      3,616.83
                                                          2008      7.68         4.59      6,325.78
                                                          2009      4.59         6.00        707.91

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71          0.00
                                                          2002      7.71         5.24      7,458.10
                                                          2003      5.24         5.50          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.07         9.69     15,780.06
                                                          2007      9.69         8.95     10,801.52
                                                          2008      8.95         3.98     11,884.53
                                                          2009      3.98         5.39      3,516.65

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.61         8.17          0.00
                                                          2002      8.17         6.39      4,389.51
                                                          2003      6.39         7.61      3,579.58
                                                          2004      7.61         8.31     15,052.67
                                                          2005      8.31         8.73     15,629.23
                                                          2006      8.73         9.11     15,493.81

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.05        21.54          0.00
                                                          2002     21.54        16.55      1,676.09
                                                          2003     16.55        22.12      4,146.38
                                                          2004     22.12        25.21      5,628.28
                                                          2005     25.21        26.39      4,754.63
                                                          2006     26.39        30.16      6,152.92
                                                          2007     30.16        33.04      4,929.11
                                                          2008     33.04        20.74      4,792.79
                                                          2009     20.74        26.45      1,918.18

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.76          0.00
                                                          2002      8.76         6.20     13,248.07
                                                          2003      6.20         8.79     15,372.27
                                                          2004      8.79         9.59     15,871.81
                                                          2005      9.59         9.83     15,368.28
                                                          2006      9.83        10.59     11,245.93
                                                          2007     10.59        10.85      8,006.67
                                                          2008     10.85         6.24      7,574.97
                                                          2009      6.24         7.95      4,552.23

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.50       $10.14      4,888.16
                                                     2003     10.14        11.87     26,926.45
                                                     2004     11.87        12.60     38,285.38
                                                     2005     12.60        12.56     31,566.35
                                                     2006     12.56        13.45     29,249.49
                                                     2007     13.45        14.08     32,121.86
                                                     2008     14.08        11.25     21,582.99
                                                     2009     11.25        15.10     16,620.95

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.50        10.22          0.00
                                                     2002     10.22        10.50          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.19         8.43        323.39
                                                     2003      8.43        11.49      1,226.43
                                                     2004     11.49        12.01      1,678.49
                                                     2005     12.01        12.78      1,742.83
                                                     2006     12.78        14.32      1,575.15
                                                     2007     14.32        15.62      1,739.88
                                                     2008     15.62         9.38      1,723.95
                                                     2009      9.38        12.33      1,122.72

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     24.27        25.05          0.00
                                                     2002     25.05        22.36     17,966.44
                                                     2003     22.36        29.04     24,903.78
                                                     2004     29.04        31.26     32,921.43
                                                     2005     31.26        33.67     33,023.25
                                                     2006     33.67        37.08     28,516.77
                                                     2007     37.08        33.82     25,127.80
                                                     2008     33.82        17.88     16,813.78
                                                     2009     17.88        24.79      9,374.44

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.37        10.23          0.00
                                                     2002     10.23         8.53     15,540.54
                                                     2003      8.53        11.27     25,373.69
                                                     2004     11.27        12.81     22,986.81
                                                     2005     12.81        14.09     18,766.32
                                                     2006     14.09        15.18     16,984.17
                                                     2007     15.18        16.03     15,218.70
                                                     2008     16.03        10.01      9,132.32
                                                     2009     10.01        13.44      6,567.46

MetLife Stock Index Division (Class E)/(c)/......... 2001     35.82        33.74          0.00
                                                     2002     33.74        25.67     17,492.15
                                                     2003     25.67        32.23     31,968.99
                                                     2004     32.23        34.88     58,929.48
                                                     2005     34.88        35.75     53,478.98
                                                     2006     35.75        40.42     48,113.89
                                                     2007     40.42        41.64     43,991.39
                                                     2008     41.64        25.65     34,755.34
                                                     2009     25.65        31.71     17,808.20

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.99       $ 8.33          0.00
                                                        2002      8.33         7.22      1,282.29
                                                        2003      7.22         9.35      3,561.59
                                                        2004      9.35        10.97      5,435.30
                                                        2005     10.97        12.54      4,840.19
                                                        2006     12.54        15.59      7,290.25
                                                        2007     15.59        17.34      6,843.35
                                                        2008     17.34         9.80      7,076.96
                                                        2009      9.80        12.67      4,685.27

MFS(R) Total Return Division (Class E)/(i)/............ 2004     33.48        36.27        646.66
                                                        2005     36.27        36.58      1,203.01
                                                        2006     36.58        40.16      1,029.13
                                                        2007     40.16        41.00      5,429.37
                                                        2008     41.00        31.22      1,821.85
                                                        2009     31.22        36.22      1,381.73

MFS(R) Value Division (Class E)/(c)/................... 2001     11.48        11.29          0.00
                                                        2002     11.29         9.49     52,800.59
                                                        2003      9.49        11.66     68,038.59
                                                        2004     11.66        12.73     67,289.86
                                                        2005     12.73        12.29     62,456.59
                                                        2006     12.29        14.22     52,884.48
                                                        2007     14.22        13.39     37,010.57
                                                        2008     13.39         8.72     29,963.97
                                                        2009      8.72        10.32     10,959.90

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.24         8.46          0.00
                                                        2002      8.46         6.91     19,127.95
                                                        2003      6.91         9.31     43,523.07
                                                        2004      9.31        10.91     46,098.93
                                                        2005     10.91        12.09     36,008.12
                                                        2006     12.09        14.90     29,754.89
                                                        2007     14.90        16.15     22,381.51
                                                        2008     16.15         9.16     17,411.04
                                                        2009      9.16        11.54     11,423.59

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.14        14.80          0.00
                                                        2002     14.80        13.11      8,500.57
                                                        2003     13.11        17.53     21,064.27
                                                        2004     17.53        21.11     28,083.59
                                                        2005     21.11        23.21     30,508.33
                                                        2006     23.21        25.33     32,506.02
                                                        2007     25.33        25.65     25,772.22
                                                        2008     25.65        13.23     22,709.76
                                                        2009     13.23        19.18      9,616.99

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.62       $11.87          0.00
                                                        2002     11.87         9.77     11,930.27
                                                        2003      9.77        12.49     14,622.39
                                                        2004     12.49        14.22     21,811.17
                                                        2005     14.22        16.20     16,832.32
                                                        2006     16.20        18.51     16,225.78
                                                        2007     18.51        19.29     20,220.85
                                                        2008     19.29        11.26     12,204.99
                                                        2009     11.26        15.46      6,783.58

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.22        10.39          0.00
                                                        2002     10.39        11.15     33,719.11
                                                        2003     11.15        11.41     82,993.61
                                                        2004     11.41        11.76     93,168.41
                                                        2005     11.76        11.80     76,792.21
                                                        2006     11.80        12.12     64,263.27
                                                        2007     12.12        12.79     59,620.79
                                                        2008     12.79        12.60     59,267.08
                                                        2009     12.60        14.61     39,918.67

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.06          0.00
                                                        2002      6.06         2.93     17,669.78
                                                        2003      2.93         4.53     58,809.62
                                                        2004      4.53         4.25     67,918.14
                                                        2005      4.25         4.64     57,877.70
                                                        2006      4.64         4.79     57,103.73
                                                        2007      4.79         6.19     41,569.23
                                                        2008      6.19         3.37     50,226.41
                                                        2009      3.37         5.27     11,656.13

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.84        11.76          0.00
                                                        2002     11.76         9.16      8,241.82
                                                        2003      9.16        13.12     15,600.66
                                                        2004     13.12        15.11     22,910.79
                                                        2005     15.11        15.48     21,394.44
                                                        2006     15.48        17.87     18,862.85
                                                        2007     17.87        17.23     12,195.22
                                                        2008     17.23        11.22     19,433.09
                                                        2009     11.22        13.85      4,756.87

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.48        11.32          0.00
                                                        2002     11.32         8.51        661.16
                                                        2003      8.51        10.90      9,314.88
                                                        2004     10.90        11.74     13,503.43
                                                        2005     11.74        12.25     12,718.47
                                                        2006     12.25        13.58     11,811.70
                                                        2007     13.58        14.55     18,313.28
                                                        2008     14.55         8.28     11,748.20
                                                        2009      8.28        11.63      6,277.86

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.62       $ 8.21          0.00
                                                        2002      8.21         4.50     23,974.10
                                                        2003      4.50         6.04     28,660.07
                                                        2004      6.04         7.00     48,665.58
                                                        2005      7.00         7.86     47,518.75
                                                        2006      7.86         8.20     40,664.46
                                                        2007      8.20         9.46     38,053.18
                                                        2008      9.46         5.60     40,528.39
                                                        2009      5.60         7.99     13,840.67

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.98        11.76          0.00
                                                        2002     11.76         8.44      3,071.10
                                                        2003      8.44        11.65      7,849.46
                                                        2004     11.65        12.68      9,355.46
                                                        2005     12.68        13.78      7,628.18
                                                        2006     13.78        14.01      8,804.37
                                                        2007     14.01        15.07      6,016.29
                                                        2008     15.07         9.42      5,523.44
                                                        2009      9.42        12.82      3,941.01

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.01        15.27          0.00
                                                        2002     15.27        16.38     12,628.58
                                                        2003     16.38        18.07     44,182.76
                                                        2004     18.07        18.86     35,112.90
                                                        2005     18.86        19.00     38,553.13
                                                        2006     19.00        19.53     34,205.69
                                                        2007     19.53        19.90     25,852.64
                                                        2008     19.90        16.56     14,902.48
                                                        2009     16.56        21.44      9,701.51

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.95        14.20          0.00
                                                        2002     14.20        14.99     91,770.36
                                                        2003     14.99        14.93     52,239.43
                                                        2004     14.93        15.05     31,829.09
                                                        2005     15.05        14.99     32,306.49
                                                        2006     14.99        15.29     28,795.81
                                                        2007     15.29        15.61     26,641.38
                                                        2008     15.61        15.24     19,997.20
                                                        2009     15.24        15.57      5,948.11

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.35 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.69      $ 15.41      18,359.10
                                                       2007     15.41        15.68     128,590.78
                                                       2008     15.68        14.00      61,824.03
                                                       2009     14.00        15.53      46,093.67

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.82        13.49           0.00
                                                       2002     13.49        10.76      42,895.22
                                                       2003     10.76        16.28     112,324.42
                                                       2004     16.28        19.38           0.00
                                                       2005     19.38        23.94     176,130.69
                                                       2006     23.94        29.25     166,426.72
                                                       2007     29.25        34.99     172,388.70
                                                       2008     34.99        16.02     153,163.94
                                                       2009     16.02        25.45     160,067.87

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    124.45       112.74          49.73
                                                       2002    112.74        83.90      24,968.30
                                                       2003     83.90       113.07      76,886.54
                                                       2004    113.07       125.30           0.00
                                                       2005    125.30       143.43      81,958.32
                                                       2006    143.43       155.74      82,960.99
                                                       2007    155.74       172.35      77,590.70
                                                       2008    172.35        95.12      68,051.02
                                                       2009     95.12       130.64      68,654.45

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     87.31        83.85          67.94
                                                       2002     83.85        67.45      34,473.47
                                                       2003     67.45        87.99      98,731.01
                                                       2004     87.99        95.67           0.00
                                                       2005     95.67        99.75     100,353.40
                                                       2006     99.75       113.21      95,626.75
                                                       2007    113.21       117.14      84,725.44
                                                       2008    117.14        71.71      72,996.66
                                                       2009     71.71        92.72      73,629.35

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     12.32        11.52           0.00
                                                       2002     11.52         9.36      43,634.50
                                                       2003      9.36        11.81     106,128.64
                                                       2004     11.81        13.75     105,876.06
                                                       2005     13.75        15.99     129,756.72
                                                       2006     15.99        18.34     102,227.92
                                                       2007     18.34        19.94     100,988.36
                                                       2008     19.94        10.97      97,167.07
                                                       2009     10.97        13.20      94,877.18

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.20       $11.42        6,261.19
                                                     2002     11.42        12.40      312,736.82
                                                     2003     12.40        12.66      874,135.59
                                                     2004     12.66        12.98    1,032,562.73
                                                     2005     12.98        13.06      920,216.74
                                                     2006     13.06        13.39      848,528.30
                                                     2007     13.39        14.10      799,006.81
                                                     2008     14.10        14.71      593,066.93
                                                     2009     14.71        15.26      616,172.99

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     37.41        35.29            0.00
                                                     2002     35.29        24.79        7,386.06
                                                     2003     24.79        34.39       24,452.47
                                                     2004     34.39        38.26       22,934.30
                                                     2005     38.26        41.73       17,352.17
                                                     2006     41.73        43.87       16,678.26
                                                     2007     43.87        52.10       16,010.84
                                                     2008     52.10        27.87       13,734.18
                                                     2009     27.87        41.02       16,529.25

BlackRock Bond Income Division (Class E)/(a)/....... 2002     43.02        45.41       48,510.98
                                                     2003     45.41        47.35       80,135.60
                                                     2004     47.35        48.71       77,023.59
                                                     2005     48.71        49.14       71,138.99
                                                     2006     49.14        50.55       66,530.41
                                                     2007     50.55        52.93       59,097.00
                                                     2008     52.93        50.35       44,379.74
                                                     2009     50.35        54.30       56,093.21

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     41.41        42.56        1,904.42
                                                     2002     42.56        43.07            0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     37.43        36.49            0.00
                                                     2002     36.49        30.98       52,924.09
                                                     2003     30.98        36.81      126,613.75
                                                     2004     36.81        39.32      110,693.31
                                                     2005     39.32        39.94      102,872.09
                                                     2006     39.94        43.48       85,131.07
                                                     2007     43.48        45.34       76,257.70
                                                     2008     45.34        33.60       62,219.81
                                                     2009     33.60        38.83       59,318.76

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     80.92        81.71       26,345.77
                                                     2008     81.71        50.58       21,368.12
                                                     2009     50.58        59.53       21,677.47

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $71.19       $66.45           0.00
                                                   2002     66.45        48.38      22,126.54
                                                   2003     48.38        62.07      54,067.88
                                                   2004     62.07        67.79      44,561.24
                                                   2005     67.79        69.19      37,120.79
                                                   2006     69.19        77.77      29,819.58
                                                   2007     77.77        81.60           0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.92      26,007.00
                                                   2003      7.92        10.58     114,758.59
                                                   2004     10.58        11.83     124,616.77
                                                   2005     11.83        12.34     132,351.74
                                                   2006     12.34        14.51     144,939.13
                                                   2007     14.51        14.79     180,099.46
                                                   2008     14.79         9.48     166,205.79
                                                   2009      9.48        10.39     170,380.03

BlackRock Money Market Division (Class E)/(f)/.... 2003     22.83        22.72           0.00
                                                   2004     22.72        22.60      24,745.68
                                                   2005     22.60        22.91      15,864.88
                                                   2006     22.91        23.65      12,085.62
                                                   2007     23.65        24.48       9,760.24
                                                   2008     24.48        24.80      12,590.37
                                                   2009     24.80        24.55       8,442.58

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.22        13.99         417.61
                                                   2002     13.99        10.83     238,452.23
                                                   2003     10.83        16.02     505,050.18
                                                   2004     16.02        18.21     506,824.52
                                                   2005     18.21        18.67     467,174.61
                                                   2006     18.67        21.49     402,430.01
                                                   2007     21.49        20.44     342,620.13
                                                   2008     20.44        12.40     289,251.46
                                                   2009     12.40        13.82     303,310.28

Davis Venture Value Division (Class E)/(c)/....... 2001     27.27        26.54           0.00
                                                   2002     26.54        21.85      26,063.03
                                                   2003     21.85        28.18      79,580.31
                                                   2004     28.18        31.18      86,014.48
                                                   2005     31.18        33.88     100,194.76
                                                   2006     33.88        38.24     113,046.24
                                                   2007     38.24        39.40     120,101.76
                                                   2008     39.40        23.53     107,824.93
                                                   2009     23.53        30.61     108,187.72

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $18.25       $15.71           0.00
                                                      2002     15.71        10.98      28,007.26
                                                      2003     10.98        14.58      79,667.48
                                                      2004     14.58        16.82     117,857.25
                                                      2005     16.82        17.72      99,136.78
                                                      2006     17.72        19.52      88,442.15
                                                      2007     19.52        20.83      81,596.15
                                                      2008     20.83         9.17      70,188.23
                                                      2009      9.17        12.10      72,550.40

FI Value Leaders Division (Class E)/(d)/............. 2002     22.83        18.80       1,227.76
                                                      2003     18.80        23.51      19,216.51
                                                      2004     23.51        26.34      18,013.62
                                                      2005     26.34        28.73      25,281.89
                                                      2006     28.73        31.68      29,139.19
                                                      2007     31.68        32.51      16,035.93
                                                      2008     32.51        19.55      15,150.00
                                                      2009     19.55        23.47      16,288.50

Harris Oakmark International Division (Class E)/(d)/. 2002     10.59         8.84       1,376.82
                                                      2003      8.84        11.79      23,574.96
                                                      2004     11.79        14.03      50,647.63
                                                      2005     14.03        15.82      63,311.72
                                                      2006     15.82        20.14     108,757.14
                                                      2007     20.14        19.67      94,536.00
                                                      2008     19.67        11.48      66,791.15
                                                      2009     11.48        17.59      79,107.89

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      4.08         4.91     102,688.22
                                                      2006      4.91         4.97      99,855.74
                                                      2007      4.97         5.47      81,812.76
                                                      2008      5.47         3.42      72,686.78
                                                      2009      3.42         4.72      95,325.91

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.39         4.92           0.00
                                                      2002      4.92         3.45      45,545.26
                                                      2003      3.45         4.28     117,550.11
                                                      2004      4.28         4.42     106,948.60
                                                      2005      4.42         4.04     104,559.88

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.40         9.68      27,389.10
                                                      2003      9.68        12.07     101,179.91
                                                      2004     12.07        13.63     103,651.12
                                                      2005     13.63        14.55     105,505.48
                                                      2006     14.55        16.47     102,185.95
                                                      2007     16.47        15.82     101,304.19
                                                      2008     15.82         9.64      84,884.81
                                                      2009      9.64        13.02      84,533.17

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.56       $ 6.79      53,677.30
                                                          2004      6.79         7.27      49,505.32
                                                          2005      7.27         8.15      40,695.65
                                                          2006      8.15         7.92      43,978.73
                                                          2007      7.92         7.99      40,458.90
                                                          2008      7.99         4.80      37,312.34
                                                          2009      4.80         6.32      34,985.73

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.86         7.74         742.89
                                                          2002      7.74         5.29      35,295.70
                                                          2003      5.29         5.56           0.00

Legg Mason Value Equity (Class E)/(c)(l)/................ 2006      9.46        10.15      75,180.02
                                                          2007     10.15         9.43      74,100.02
                                                          2008      9.43         4.22      76,677.91
                                                          2009      4.22         5.75      77,841.22

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.73         8.30           0.00
                                                          2002      8.30         6.53      21,527.40
                                                          2003      6.53         7.83      58,898.39
                                                          2004      7.83         8.60      71,228.93
                                                          2005      8.60         9.09      79,832.46
                                                          2006      9.09         9.50      76,700.37

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     23.03        22.55           0.00
                                                          2002     22.55        17.43       8,854.74
                                                          2003     17.43        23.44      14,865.07
                                                          2004     23.44        26.87      15,772.24
                                                          2005     26.87        28.31      15,889.83
                                                          2006     28.31        32.54      19,152.06
                                                          2007     32.54        35.87      26,665.14
                                                          2008     35.87        22.65      26,970.19
                                                          2009     22.65        29.06      26,685.45

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.79         641.28
                                                          2002      8.79         6.26      42,198.43
                                                          2003      6.26         8.94     129,883.22
                                                          2004      8.94         9.81     110,100.66
                                                          2005      9.81        10.11     100,061.07
                                                          2006     10.11        10.96      87,697.00
                                                          2007     10.96        11.29      74,865.08
                                                          2008     11.29         6.53      58,518.43
                                                          2009      6.53         8.38      55,781.76

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.83       $10.50      25,553.69
                                                     2003     10.50        12.37     135,998.74
                                                     2004     12.37        13.21     144,063.98
                                                     2005     13.21        13.24     145,272.09
                                                     2006     13.24        14.27     161,155.36
                                                     2007     14.27        15.02     160,667.78
                                                     2008     15.02        12.07     121,621.17
                                                     2009     12.07        16.31     118,111.75

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.79        10.52           0.00
                                                     2002     10.52        10.83           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.23         8.49      12,002.23
                                                     2003      8.49        11.65      47,269.92
                                                     2004     11.65        12.25      55,942.48
                                                     2005     12.25        13.11      46,250.06
                                                     2006     13.11        14.78      36,783.40
                                                     2007     14.78        16.21      28,401.51
                                                     2008     16.21         9.80      24,227.64
                                                     2009      9.80        12.95      23,603.80

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     25.51        26.39       3,000.25
                                                     2002     26.39        23.69     100,372.64
                                                     2003     23.69        30.96     197,310.42
                                                     2004     30.96        33.53     187,826.49
                                                     2005     33.53        36.33     173,904.88
                                                     2006     36.33        40.25     156,465.27
                                                     2007     40.25        36.94     135,918.88
                                                     2008     36.94        19.65     117,493.11
                                                     2009     19.65        27.40     107,747.93

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.43        10.33           0.00
                                                     2002     10.33         8.66     172,378.33
                                                     2003      8.66        11.51     419,021.80
                                                     2004     11.51        13.16     327,734.49
                                                     2005     13.16        14.56     295,468.66
                                                     2006     14.56        15.78     290,033.92
                                                     2007     15.78        16.76     247,215.23
                                                     2008     16.76        10.53     220,927.02
                                                     2009     10.53        14.23     202,584.39

MetLife Stock Index Division (Class E)/(c)/......... 2001     38.32        36.19           0.00
                                                     2002     36.19        27.70     119,578.50
                                                     2003     27.70        34.98     344,851.84
                                                     2004     34.98        38.10     429,636.65
                                                     2005     38.10        39.27     376,059.33
                                                     2006     39.27        44.67     350,967.63
                                                     2007     44.67        46.30     349,602.19
                                                     2008     46.30        28.69     320,956.17
                                                     2009     28.69        35.69     319,506.79

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 9.02       $ 8.37         685.38
                                                        2002      8.37         7.30      43,753.69
                                                        2003      7.30         9.51     106,300.23
                                                        2004      9.51        11.23      93,438.81
                                                        2005     11.23        12.91     118,584.13
                                                        2006     12.91        16.15     114,284.28
                                                        2007     16.15        18.07     101,274.88
                                                        2008     18.07        10.28      95,326.07
                                                        2009     10.28        13.36      96,825.76

MFS(R) Total Return Division (Class E)/(i)/............ 2004     37.07        40.33       5,015.22
                                                        2005     40.33        40.92      12,188.95
                                                        2006     40.92        45.19       8,094.43
                                                        2007     45.19        46.42       9,651.68
                                                        2008     46.42        35.56       6,885.97
                                                        2009     35.56        41.51       7,610.74

MFS(R) Value Division (Class E)/(c)/................... 2001     11.67        11.50       6,886.22
                                                        2002     11.50         9.73     250,318.17
                                                        2003      9.73        12.03     531,019.92
                                                        2004     12.03        13.21     500,901.37
                                                        2005     13.21        12.83     471,804.15
                                                        2006     12.83        14.93     394,769.18
                                                        2007     14.93        14.15     341,495.09
                                                        2008     14.15         9.27     295,292.49
                                                        2009      9.27        11.03     283,411.78

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.39         8.62           0.00
                                                        2002      8.62         7.09     185,161.47
                                                        2003      7.09         9.60     490,202.46
                                                        2004      9.60        11.32     400,427.76
                                                        2005     11.32        12.62     340,743.12
                                                        2006     12.62        15.64     316,971.29
                                                        2007     15.64        17.07     271,023.80
                                                        2008     17.07         9.74     263,092.91
                                                        2009      9.74        12.34     251,890.00

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.40        15.09           0.00
                                                        2002     15.09        13.44      61,842.64
                                                        2003     13.44        18.08     153,070.93
                                                        2004     18.08        21.90     192,494.69
                                                        2005     21.90        24.22     185,948.75
                                                        2006     24.22        26.59     180,858.46
                                                        2007     26.59        27.09     161,904.13
                                                        2008     27.09        14.06     149,029.06
                                                        2009     14.06        20.51     155,727.90

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.96       $12.22           0.00
                                                        2002     12.22        10.11      25,723.07
                                                        2003     10.11        13.01      87,598.04
                                                        2004     13.01        14.91      88,437.03
                                                        2005     14.91        17.08     104,706.65
                                                        2006     17.08        19.63     108,321.55
                                                        2007     19.63        20.59     110,568.99
                                                        2008     20.59        12.09      96,957.57
                                                        2009     12.09        16.70      88,015.88

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.25        10.44         893.80
                                                        2002     10.44        11.27     348,728.42
                                                        2003     11.27        11.61     785,206.99
                                                        2004     11.61        12.04     736,011.39
                                                        2005     12.04        12.15     770,230.72
                                                        2006     12.15        12.55     658,455.77
                                                        2007     12.55        13.33     632,285.69
                                                        2008     13.33        13.21     551,168.53
                                                        2009     13.21        15.41     539,423.74

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.05         6.09           0.00
                                                        2002      6.09         2.97      26,937.79
                                                        2003      2.97         4.61     282,985.19
                                                        2004      4.61         4.35     254,320.32
                                                        2005      4.35         4.78     215,482.66
                                                        2006      4.78         4.96     212,426.40
                                                        2007      4.96         6.46     228,396.00
                                                        2008      6.46         3.53     163,805.22
                                                        2009      3.53         5.56     189,385.96

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     12.04        11.99           0.00
                                                        2002     11.99         9.39      88,447.10
                                                        2003      9.39        13.53     283,477.35
                                                        2004     13.53        15.68     231,061.72
                                                        2005     15.68        16.16     188,559.84
                                                        2006     16.16        18.77     182,618.66
                                                        2007     18.77        18.21     157,487.90
                                                        2008     18.21        11.93     131,895.91
                                                        2009     11.93        14.81     131,889.16

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.67        11.53           0.00
                                                        2002     11.53         8.73      31,319.69
                                                        2003      8.73        11.24     134,850.44
                                                        2004     11.24        12.18     140,086.68
                                                        2005     12.18        12.79     150,140.67
                                                        2006     12.79        14.26     135,896.81
                                                        2007     14.26        15.37     133,360.19
                                                        2008     15.37         8.80     127,217.51
                                                        2009      8.80        12.43     135,973.72

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.64       $ 8.26         703.88
                                                        2002      8.26         4.56      82,736.61
                                                        2003      4.56         6.15     157,205.97
                                                        2004      6.15         7.16     167,613.18
                                                        2005      7.16         8.10     198,655.45
                                                        2006      8.10         8.50     152,035.22
                                                        2007      8.50         9.86     177,985.78
                                                        2008      9.86         5.87     141,257.92
                                                        2009      5.87         8.43     153,547.79

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     12.30        12.11           0.00
                                                        2002     12.11         8.74      20,287.57
                                                        2003      8.74        12.13      69,711.26
                                                        2004     12.13        13.29      76,684.45
                                                        2005     13.29        14.53      89,028.74
                                                        2006     14.53        14.87      81,884.92
                                                        2007     14.87        16.09      71,559.81
                                                        2008     16.09        10.11      62,293.86
                                                        2009     10.11        13.85      61,037.74

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.63        15.94           0.00
                                                        2002     15.94        17.20      63,409.50
                                                        2003     17.20        19.09     196,359.24
                                                        2004     19.09        20.05     189,299.59
                                                        2005     20.05        20.31     196,410.28
                                                        2006     20.31        21.01     179,284.01
                                                        2007     21.01        21.54     158,276.17
                                                        2008     21.54        18.04     110,058.56
                                                        2009     18.04        23.49     107,449.76

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.53        14.82           0.00
                                                        2002     14.82        15.74     188,005.10
                                                        2003     15.74        15.77     313,395.25
                                                        2004     15.77        15.99     264,335.59
                                                        2005     15.99        16.03     242,161.56
                                                        2006     16.03        16.44     189,943.46
                                                        2007     16.44        16.89     166,280.80
                                                        2008     16.89        16.59     117,835.37
                                                        2009     16.59        17.06     107,529.64

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.80 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.10      $ 14.75     11,078.73
                                                       2007     14.75        14.95     28,326.11
                                                       2008     14.95        13.29     11,990.83
                                                       2009     13.29        14.67      4,500.71

American Funds Global Small Capitalization
  Division+ (Class 2)/(c)/............................ 2001     13.61        13.27          0.00
                                                       2002     13.27        10.54     21,913.48
                                                       2003     10.54        15.87     33,168.46
                                                       2004     15.87        18.81          0.00
                                                       2005     18.81        23.12     50,476.12
                                                       2006     23.12        28.13     48,084.16
                                                       2007     28.13        33.50     48,905.54
                                                       2008     33.50        15.27     37,984.19
                                                       2009     15.27        24.15     13,590.74

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    115.03       104.01          0.00
                                                       2002    104.01        77.05     11,908.66
                                                       2003     77.05       103.38     29,210.57
                                                       2004    103.38       114.05          0.00
                                                       2005    114.05       129.97     37,762.93
                                                       2006    129.97       140.49     33,428.47
                                                       2007    140.49       154.77     30,773.52
                                                       2008    154.77        85.03     26,302.96
                                                       2009     85.03       116.26     14,869.18

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     80.70        77.36          0.00
                                                       2002     77.36        61.95     11,856.25
                                                       2003     61.95        80.45     33,120.08
                                                       2004     80.45        87.08          0.00
                                                       2005     87.08        90.39     36,847.22
                                                       2006     90.39       102.12     32,766.71
                                                       2007    102.12       105.19     29,642.17
                                                       2008    105.19        64.11     28,032.01
                                                       2009     64.11        82.51     17,177.91

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.76        10.98      1,298.28
                                                       2002     10.98         8.88     17,137.21
                                                       2003      8.88        11.16     28,017.90
                                                       2004     11.16        12.93     28,339.03
                                                       2005     12.93        14.96     25,342.92
                                                       2006     14.96        17.09     28,493.39
                                                       2007     17.09        18.50     29,010.54
                                                       2008     18.50        10.13     26,597.52
                                                       2009     10.13        12.14      7,276.01

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.06       $11.26       1,381.45
                                                     2002     11.26        12.17     101,636.24
                                                     2003     12.17        12.37     146,566.00
                                                     2004     12.37        12.63     160,937.89
                                                     2005     12.63        12.65     145,025.41
                                                     2006     12.65        12.91     152,282.73
                                                     2007     12.91        13.53     139,511.09
                                                     2008     13.53        14.05      99,282.20
                                                     2009     14.05        14.51      51,903.27

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     35.24        33.18           0.00
                                                     2002     33.18        23.21       5,538.93
                                                     2003     23.21        32.05      10,857.62
                                                     2004     32.05        35.50      12,059.65
                                                     2005     35.50        38.54      10,541.44
                                                     2006     38.54        40.33       6,842.26
                                                     2007     40.33        47.68       6,992.79
                                                     2008     47.68        25.39       5,777.75
                                                     2009     25.39        37.20       4,010.31

BlackRock Bond Income Division (Class E)/(a)/....... 2002     39.52        41.59      18,136.56
                                                     2003     41.59        43.17      27,575.46
                                                     2004     43.17        44.22      27,352.41
                                                     2005     44.22        44.41      28,920.53
                                                     2006     44.41        45.48      27,734.40
                                                     2007     45.48        47.40      27,227.24
                                                     2008     47.40        44.89      20,471.57
                                                     2009     44.89        48.19       1,873.61

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     38.17        39.16           0.00
                                                     2002     39.16        39.56           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     34.97        34.03         216.77
                                                     2002     34.03        28.77       9,100.33
                                                     2003     28.77        34.02      21,987.52
                                                     2004     34.02        36.18      29,583.42
                                                     2005     36.18        36.59      23,569.26
                                                     2006     36.59        39.65      17,060.48
                                                     2007     39.65        41.16      15,523.04
                                                     2008     41.16        30.37      11,170.71
                                                     2009     30.37        34.94       3,996.64

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     72.68        73.17       6,596.08
                                                     2008     73.17        45.09       3,982.82
                                                     2009     45.09        52.83       2,147.25

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $65.61       $61.14         182.54
                                                   2002     61.14        44.31       5,944.65
                                                   2003     44.31        56.59      12,254.04
                                                   2004     56.59        61.53      12,114.36
                                                   2005     61.53        62.52       9,781.28
                                                   2006     62.52        69.95       6,295.52
                                                   2007     69.95        73.29           0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.90       1,314.47
                                                   2003      7.90        10.51      15,353.02
                                                   2004     10.51        11.69      28,767.25
                                                   2005     11.69        12.14      28,964.83
                                                   2006     12.14        14.21      39,442.04
                                                   2007     14.21        14.41      32,913.69
                                                   2008     14.41         9.19      16,109.00
                                                   2009      9.19        10.04       4,186.11

BlackRock Money Market Division (Class E)/(f)/.... 2003     20.89        20.73           0.00
                                                   2004     20.73        20.53           0.00
                                                   2005     20.53        20.71           0.00
                                                   2006     20.71        21.29           0.00
                                                   2007     21.29        21.94           0.00
                                                   2008     21.94        22.13           0.00
                                                   2009     22.13        21.80           0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.15        13.89       1,913.57
                                                   2002     13.89        10.71      69,276.42
                                                   2003     10.71        15.77     125,325.24
                                                   2004     15.77        17.84     131,251.05
                                                   2005     17.84        18.22     107,057.96
                                                   2006     18.22        20.87      83,495.52
                                                   2007     20.87        19.76      72,555.51
                                                   2008     19.76        11.93      58,330.67
                                                   2009     11.93        13.24      16,037.89

Davis Venture Value Division (Class E)/(c)/....... 2001     26.45        25.70       1,042.82
                                                   2002     25.70        21.06       8,348.55
                                                   2003     21.06        27.04      27,361.56
                                                   2004     27.04        29.78      43,083.43
                                                   2005     29.78        32.22      50,363.72
                                                   2006     32.22        36.21      57,658.41
                                                   2007     36.21        37.13      52,841.38
                                                   2008     37.13        22.08      49,989.04
                                                   2009     22.08        28.59      30,967.02

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.89       $15.37        502.39
                                                      2002     15.37        10.69      5,714.40
                                                      2003     10.69        14.13      8,156.23
                                                      2004     14.13        16.24     21,466.02
                                                      2005     16.24        17.02     19,312.77
                                                      2006     17.02        18.68     15,874.21
                                                      2007     18.68        19.84     16,521.86
                                                      2008     19.84         8.69     13,140.83
                                                      2009      8.69        11.42      3,513.99

FI Value Leaders Division (Class E)/(d)/............. 2002     21.93        18.00        332.24
                                                      2003     18.00        22.41      3,308.58
                                                      2004     22.41        24.99      3,475.82
                                                      2005     24.99        27.13      4,709.99
                                                      2006     27.13        29.79      4,285.98
                                                      2007     29.79        30.44      3,397.64
                                                      2008     30.44        18.22      3,213.20
                                                      2009     18.22        21.77      1,729.53

Harris Oakmark International Division (Class E)/(d)/. 2002     10.57         8.79      8,347.86
                                                      2003      8.79        11.67     12,877.02
                                                      2004     11.67        13.83     17,894.61
                                                      2005     13.83        15.53     27,126.37
                                                      2006     15.53        19.67     45,874.36
                                                      2007     19.67        19.12     28,386.07
                                                      2008     19.12        11.11     19,273.62
                                                      2009     11.11        16.95      5,226.73

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.99         4.78     45,372.85
                                                      2006      4.78         4.82     39,376.17
                                                      2007      4.82         5.28     38,796.43
                                                      2008      5.28         3.29     26,036.44
                                                      2009      3.29         4.52      1,073.48

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.36         4.89          0.00
                                                      2002      4.89         3.41     35,397.61
                                                      2003      3.41         4.21     39,728.83
                                                      2004      4.21         4.32     40,694.70
                                                      2005      4.32         3.95     40,675.99

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.37         9.63      1,007.93
                                                      2003      9.63        11.95     20,956.54
                                                      2004     11.95        13.43     10,054.92
                                                      2005     13.43        14.28      9,683.75
                                                      2006     14.28        16.09      7,740.24
                                                      2007     16.09        15.38     10,364.86
                                                      2008     15.38         9.33      8,474.42
                                                      2009      9.33        12.55     10,497.61

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.51       $ 6.70       9,963.30
                                                          2004      6.70         7.15       6,085.33
                                                          2005      7.15         7.98       5,227.80
                                                          2006      7.98         7.72       5,135.36
                                                          2007      7.72         7.75       4,436.92
                                                          2008      7.75         4.64       2,745.18
                                                          2009      4.64         6.08         890.83

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.72           0.00
                                                          2002      7.72         5.25      22,482.17
                                                          2003      5.25         5.51           0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.17         9.80     108,987.74
                                                          2007      9.80         9.07     109,398.12
                                                          2008      9.07         4.04     110,782.18
                                                          2009      4.04         5.48     104,447.77

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.64         8.20           0.00
                                                          2002      8.20         6.42       2,412.78
                                                          2003      6.42         7.67      69,949.34
                                                          2004      7.67         8.38     117,348.74
                                                          2005      8.38         8.82     108,896.99
                                                          2006      8.82         9.21     108,721.48

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     22.29        21.79           0.00
                                                          2002     21.79        16.76       1,484.27
                                                          2003     16.76        22.44       2,345.86
                                                          2004     22.44        25.61       2,256.23
                                                          2005     25.61        26.86       1,844.68
                                                          2006     26.86        30.74       2,132.31
                                                          2007     30.74        33.73       2,727.85
                                                          2008     33.73        21.20       2,402.54
                                                          2009     21.20        27.08       1,931.44

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77           0.00
                                                          2002      8.77         6.21      15,804.88
                                                          2003      6.21         8.83      40,793.11
                                                          2004      8.83         9.65      32,953.14
                                                          2005      9.65         9.90      26,405.22
                                                          2006      9.90        10.68      22,498.07
                                                          2007     10.68        10.96      19,778.24
                                                          2008     10.96         6.31      14,201.82
                                                          2009      6.31         8.06       8,608.86

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.58       $10.23      13,746.63
                                                      2003     10.23        12.00      39,415.43
                                                      2004     12.00        12.75      33,886.01
                                                      2005     12.75        12.73      31,329.92
                                                      2006     12.73        13.65      31,625.30
                                                      2007     13.65        14.31      31,131.93
                                                      2008     14.31        11.45      23,497.54
                                                      2009     11.45        15.39       7,824.08

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.57        10.30           0.00
                                                      2002     10.30        10.58           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.20         8.45           0.00
                                                      2003      8.45        11.53      22,282.93
                                                      2004     11.53        12.07      20,763.27
                                                      2005     12.07        12.86      20,416.74
                                                      2006     12.86        14.43      17,594.89
                                                      2007     14.43        15.76      14,744.86
                                                      2008     15.76         9.49       7,632.24
                                                      2009      9.49        12.48       5,613.31

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/..................................... 2001     24.58        25.38       1,263.87
                                                      2002     25.38        22.69      27,595.16
                                                      2003     22.69        29.51      59,946.84
                                                      2004     29.51        31.82      72,274.83
                                                      2005     31.82        34.32      65,042.36
                                                      2006     34.32        37.85      62,213.57
                                                      2007     37.85        34.57      52,866.08
                                                      2008     34.57        18.31      44,421.14
                                                      2009     18.31        25.41      32,968.42

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.38        10.26           0.00
                                                      2002     10.26         8.56      44,477.82
                                                      2003      8.56        11.33      67,406.81
                                                      2004     11.33        12.90      68,381.95
                                                      2005     12.90        14.21      58,401.15
                                                      2006     14.21        15.33      55,706.01
                                                      2007     15.33        16.21      54,535.88
                                                      2008     16.21        10.13      44,825.27
                                                      2009     10.13        13.63      22,542.98

MetLife Stock Index Division (Class E)/(c)/.......... 2001     36.43        34.34         671.77
                                                      2002     34.34        26.17      41,120.31
                                                      2003     26.17        32.89      79,268.86
                                                      2004     32.89        35.66     118,801.55
                                                      2005     35.66        36.60      89,671.46
                                                      2006     36.60        41.44      74,942.80
                                                      2007     41.44        42.76      71,195.33
                                                      2008     42.76        26.38      67,227.31
                                                      2009     26.38        32.66      32,517.22

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 9.00       $ 8.34           0.00
                                                        2002      8.34         7.24      25,190.05
                                                        2003      7.24         9.39      33,498.87
                                                        2004      9.39        11.04      41,768.42
                                                        2005     11.04        12.63      27,894.46
                                                        2006     12.63        15.73      28,180.50
                                                        2007     15.73        17.52      40,426.07
                                                        2008     17.52         9.92      34,273.06
                                                        2009      9.92        12.84       9,974.12

MFS(R) Total Return Division (Class E)/(i)/............ 2004     34.34        37.24           0.00
                                                        2005     37.24        37.62       1,263.35
                                                        2006     37.62        41.36       2,345.10
                                                        2007     41.36        42.29       2,946.81
                                                        2008     42.29        32.25         653.80
                                                        2009     32.25        37.48       5,237.64

MFS(R) Value Division (Class E)/(c)/................... 2001     11.53        11.34       3,046.37
                                                        2002     11.34         9.55      81,665.64
                                                        2003      9.55        11.75     187,898.97
                                                        2004     11.75        12.85     191,141.96
                                                        2005     12.85        12.42     179,104.51
                                                        2006     12.42        14.39     131,825.95
                                                        2007     14.39        13.58     112,403.00
                                                        2008     13.58         8.85     102,276.68
                                                        2009      8.85        10.49      64,032.08

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.28         8.50       1,841.72
                                                        2002      8.50         6.96      72,511.97
                                                        2003      6.96         9.38     112,355.06
                                                        2004      9.38        11.01     115,802.07
                                                        2005     11.01        12.22      84,285.99
                                                        2006     12.22        15.08      71,440.05
                                                        2007     15.08        16.38      60,548.48
                                                        2008     16.38         9.30      60,944.57
                                                        2009      9.30        11.74      22,254.17

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.21        14.87           0.00
                                                        2002     14.87        13.19      21,689.33
                                                        2003     13.19        17.67      66,851.01
                                                        2004     17.67        21.31      98,462.11
                                                        2005     21.31        23.46     107,470.16
                                                        2006     23.46        25.64      90,273.43
                                                        2007     25.64        26.00      92,906.71
                                                        2008     26.00        13.43      85,426.08
                                                        2009     13.43        19.50      52,665.71

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.71       $11.96       3,103.32
                                                        2002     11.96         9.85      10,581.89
                                                        2003      9.85        12.62      20,427.99
                                                        2004     12.62        14.39      20,725.47
                                                        2005     14.39        16.41      16,532.53
                                                        2006     16.41        18.78      13,384.48
                                                        2007     18.78        19.61      11,164.26
                                                        2008     19.61        11.46       7,183.80
                                                        2009     11.46        15.76       2,575.02

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.23        10.40       1,386.44
                                                        2002     10.40        11.18      82,660.48
                                                        2003     11.18        11.46     166,141.39
                                                        2004     11.46        11.83     121,208.87
                                                        2005     11.83        11.89     132,290.87
                                                        2006     11.89        12.22      86,819.21
                                                        2007     12.22        12.92      85,529.56
                                                        2008     12.92        12.75      64,861.22
                                                        2009     12.75        14.80      38,175.44

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.07           0.00
                                                        2002      6.07         2.94      14,254.00
                                                        2003      2.94         4.55      47,156.95
                                                        2004      4.55         4.28      45,287.82
                                                        2005      4.28         4.67      42,402.55
                                                        2006      4.67         4.83      36,122.67
                                                        2007      4.83         6.26      32,236.44
                                                        2008      6.26         3.41      19,879.06
                                                        2009      3.41         5.34      16,828.23

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.89        11.82         717.97
                                                        2002     11.82         9.22      32,103.24
                                                        2003      9.22        13.22      57,338.41
                                                        2004     13.22        15.26      57,531.84
                                                        2005     15.26        15.65      63,815.41
                                                        2006     15.65        18.09      40,652.10
                                                        2007     18.09        17.47      36,665.05
                                                        2008     17.47        11.40      29,346.53
                                                        2009     11.40        14.09      11,232.68

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.52        11.37         988.35
                                                        2002     11.37         8.56      30,756.22
                                                        2003      8.56        10.99      55,519.83
                                                        2004     10.99        11.85      52,958.89
                                                        2005     11.85        12.39      49,905.75
                                                        2006     12.39        13.74      46,920.80
                                                        2007     13.74        14.75      42,347.35
                                                        2008     14.75         8.41      32,130.33
                                                        2009      8.41        11.82      12,181.06

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.62       $ 8.22       1,378.37
                                                        2002      8.22         4.52      58,881.91
                                                        2003      4.52         6.07      89,716.97
                                                        2004      6.07         7.04      94,743.41
                                                        2005      7.04         7.92     106,030.37
                                                        2006      7.92         8.28      59,308.89
                                                        2007      8.28         9.56      85,597.20
                                                        2008      9.56         5.67      46,095.52
                                                        2009      5.67         8.10      17,288.78

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     12.06        11.85           0.00
                                                        2002     11.85         8.52      15,594.55
                                                        2003      8.52        11.77      26,823.96
                                                        2004     11.77        12.83      27,130.09
                                                        2005     12.83        13.97      26,757.08
                                                        2006     13.97        14.22      25,726.37
                                                        2007     14.22        15.32      23,752.75
                                                        2008     15.32         9.59      15,505.76
                                                        2009      9.59        13.07       4,070.27

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.16        15.43       1,007.68
                                                        2002     15.43        16.58       5,941.77
                                                        2003     16.58        18.32      26,730.46
                                                        2004     18.32        19.15      31,916.01
                                                        2005     19.15        19.32      48,019.14
                                                        2006     19.32        19.89      45,738.69
                                                        2007     19.89        20.30      39,084.69
                                                        2008     20.30        16.92      18,210.54
                                                        2009     16.92        21.93       9,578.61

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.10        14.35           0.00
                                                        2002     14.35        15.17      25,521.35
                                                        2003     15.17        15.13      41,839.55
                                                        2004     15.13        15.28      39,518.29
                                                        2005     15.28        15.24      38,078.20
                                                        2006     15.24        15.57      33,343.12
                                                        2007     15.57        15.92      25,692.15
                                                        2008     15.92        15.57      18,130.04
                                                        2009     15.57        15.93       8,153.37

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.90 SEPARATE ACCOUNT CHARGE


                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.................. 2006   $ 13.98      $ 14.61      8,302.42
                                                               2007     14.61        14.79     45,731.95
                                                               2008     14.79        13.13     13,981.78
                                                               2009     13.13        14.49      5,972.30

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/.............................................. 2001     13.57        13.22          0.00
                                                               2002     13.22        10.49      3,013.91
                                                               2003     10.49        15.78     24,019.52
                                                               2004     15.78        18.68     75,500.24
                                                               2005     18.68        22.95     75,518.87
                                                               2006     22.95        27.89     65,936.39
                                                               2007     27.89        33.18     69,803.28
                                                               2008     33.18        15.10     67,083.02
                                                               2009     15.10        23.87     57,472.60

American Funds Growth Division+ ( Class 2)/(c)/............... 2001    113.04       102.16          0.00
                                                               2002    102.16        75.61      1,405.54
                                                               2003     75.61       101.34     18,951.53
                                                               2004    101.34       111.69     41,274.48
                                                               2005    111.69       127.15     35,235.78
                                                               2006    127.15       137.31     29,683.32
                                                               2007    137.31       151.12     28,363.02
                                                               2008    151.12        82.94     26,111.18
                                                               2009     82.94       113.28     22,757.03

American Funds Growth-Income Division+ (Class 2)/(c)/......... 2001     79.30        75.99          0.00
                                                               2002     75.99        60.79        738.38
                                                               2003     60.79        78.87     24,558.88
                                                               2004     78.87        85.28     46,623.82
                                                               2005     85.28        88.43     35,378.65
                                                               2006     88.43        99.81     32,205.65
                                                               2007     99.81       102.71     30,390.79
                                                               2008    102.71        62.53     26,080.28
                                                               2009     62.53        80.40     23,184.24

Artio International Stock (formerly Julius Baer International
  Stock Division) (Class E)/(c)/.............................. 2001     11.64        10.86          0.00
                                                               2002     10.86         8.78      1,771.31
                                                               2003      8.78        11.02      7,486.93
                                                               2004     11.02        12.76     13,045.37
                                                               2005     12.76        14.75     12,454.27
                                                               2006     14.75        16.82     20,085.13
                                                               2007     16.82        18.19     20,793.95
                                                               2008     18.19         9.96     22,987.03
                                                               2009      9.96        11.91     16,401.40

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.03       $11.22           0.00
                                                     2002     11.22        12.12      15,993.09
                                                     2003     12.12        12.31     102,537.01
                                                     2004     12.31        12.55     332,741.42
                                                     2005     12.55        12.56     351,512.09
                                                     2006     12.56        12.80     299,065.59
                                                     2007     12.80        13.40     279,476.93
                                                     2008     13.40        13.91     176,960.32
                                                     2009     13.91        14.35     169,128.17

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     34.78        32.73           0.00
                                                     2002     32.73        22.87         808.71
                                                     2003     22.87        31.55       5,530.73
                                                     2004     31.55        34.91      27,569.27
                                                     2005     34.91        37.87      25,733.02
                                                     2006     37.87        39.58      17,566.02
                                                     2007     39.58        46.75      16,376.38
                                                     2008     46.75        24.87      16,834.72
                                                     2009     24.87        36.40      15,704.76

BlackRock Bond Income Division (Class E)/(a)/....... 2002     38.79        40.79       3,343.04
                                                     2003     40.79        42.30      12,029.75
                                                     2004     42.30        43.27      31,709.92
                                                     2005     43.27        43.42      30,252.66
                                                     2006     43.42        44.42      25,791.23
                                                     2007     44.42        46.25      20,574.99
                                                     2008     46.25        43.76      16,794.85
                                                     2009     43.76        46.92      15,213.98

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     37.48        38.44           0.00
                                                     2002     38.44        38.83           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     34.45        33.51           0.00
                                                     2002     33.51        28.30         189.63
                                                     2003     28.30        33.43      43,259.47
                                                     2004     33.43        35.52      61,426.46
                                                     2005     35.52        35.88      60,737.04
                                                     2006     35.88        38.84      27,167.96
                                                     2007     38.84        40.28      31,799.50
                                                     2008     40.28        29.69      22,471.82
                                                     2009     29.69        34.13      20,056.33

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     70.96        71.39      10,183.43
                                                     2008     71.39        43.95       8,829.46
                                                     2009     43.95        51.44       8,748.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/......... 2001    $64.44       $60.01           0.00
                                                      2002     60.01        43.45         971.49
                                                      2003     43.45        55.44       4,833.79
                                                      2004     55.44        60.22      13,651.94
                                                      2005     60.22        61.13      13,079.30
                                                      2006     61.13        68.33      11,830.71
                                                      2007     68.33        71.56           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.... 2002     10.00         7.89           0.00
                                                      2003      7.89        10.49      11,432.11
                                                      2004     10.49        11.66      39,678.29
                                                      2005     11.66        12.09      36,886.96
                                                      2006     12.09        14.15      36,842.26
                                                      2007     14.15        14.33      41,901.90
                                                      2008     14.33         9.13      34,042.05
                                                      2009      9.13         9.96      30,626.85

BlackRock Money Market Division (Class E)/(f)/....... 2003     20.49        20.31      14,986.46
                                                      2004     20.31        20.09       6,733.03
                                                      2005     20.09        20.25       6,206.05
                                                      2006     20.25        20.80     116,864.92
                                                      2007     20.80        21.41     133,941.33
                                                      2008     21.41        21.57     152,559.23
                                                      2009     21.57        21.23      88,214.97

BlackRock Strategic Value Division (Class E)/(c)/.... 2001     14.14        13.87           0.00
                                                      2002     13.87        10.68      12,682.58
                                                      2003     10.68        15.72      91,986.55
                                                      2004     15.72        17.76     240,550.97
                                                      2005     17.76        18.12     173,335.54
                                                      2006     18.12        20.74     141,003.70
                                                      2007     20.74        19.62     127,084.88
                                                      2008     19.62        11.83     104,037.56
                                                      2009     11.83        13.11      98,345.69

Davis Venture Value Division (Class E)/(c)/.......... 2001     26.27        25.51           0.00
                                                      2002     25.51        20.89         244.74
                                                      2003     20.89        26.80       7,277.40
                                                      2004     26.80        29.48      25,502.28
                                                      2005     29.48        31.86      28,292.41
                                                      2006     31.86        35.77      29,164.26
                                                      2007     35.77        36.65      29,560.06
                                                      2008     36.65        21.77      26,060.80
                                                      2009     21.77        28.16      22,652.94

FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001     17.81        15.30           0.00
                                                      2002     15.30        10.63       3,208.29
                                                      2003     10.63        14.04       7,155.17
                                                      2004     14.04        16.11      80,222.93
                                                      2005     16.11        16.87      27,038.96
                                                      2006     16.87        18.49      22,095.35
                                                      2007     18.49        19.63      22,599.70
                                                      2008     19.63         8.59      24,930.34
                                                      2009      8.59        11.27      19,977.47

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/............. 2002    $21.73       $17.83          0.00
                                                      2003     17.83        22.17      1,175.26
                                                      2004     22.17        24.70      6,036.48
                                                      2005     24.70        26.79     10,879.80
                                                      2006     26.79        29.38     10,192.08
                                                      2007     29.38        29.99     10,652.42
                                                      2008     29.99        17.94      8,003.84
                                                      2009     17.94        21.41      7,694.81

Harris Oakmark International Division (Class E)/(d)/. 2002     10.56         8.78      2,920.56
                                                      2003      8.78        11.64      7,171.53
                                                      2004     11.64        13.79     52,024.04
                                                      2005     13.79        15.46     56,065.91
                                                      2006     15.46        19.57     73,277.49
                                                      2007     19.57        19.01     65,916.50
                                                      2008     19.01        11.03     42,456.25
                                                      2009     11.03        16.81     39,719.10

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.97         4.76     31,624.41
                                                      2006      4.76         4.79     22,061.13
                                                      2007      4.79         5.24      9,107.69
                                                      2008      5.24         3.26      9,198.20
                                                      2009      3.26         4.48     15,348.41

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.35         4.88          0.00
                                                      2002      4.88         3.40      1,383.77
                                                      2003      3.40         4.19     15,392.07
                                                      2004      4.19         4.30     22,107.36
                                                      2005      4.30         3.93     22,269.49

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.36         9.61          0.00
                                                      2003      9.61        11.92      3,997.79
                                                      2004     11.92        13.39     22,734.48
                                                      2005     13.39        14.22     17,991.04
                                                      2006     14.22        16.01     23,011.11
                                                      2007     16.01        15.29     17,686.83
                                                      2008     15.29         9.26     15,006.86
                                                      2009      9.26        12.44     11,927.44

Legg Mason Partners Aggressive Growth (Class E)/(e)/. 2003      5.50         6.69      9,828.64
                                                      2004      6.69         7.12     14,079.78
                                                      2005      7.12         7.95     17,725.36
                                                      2006      7.95         7.67     15,578.74
                                                      2007      7.67         7.70     10,782.29
                                                      2008      7.70         4.61      9,783.69
                                                      2009      4.61         6.02      9,491.84

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................. 2001      8.85         7.72          0.00
                                                      2002      7.72         5.25        201.87
                                                      2003      5.25         5.50          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.10       $ 9.73      2,149.98
                                                          2007      9.73         8.99      2,511.02
                                                          2008      8.99         4.00      1,990.50
                                                          2009      4.00         5.42      2,379.85

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.62         8.18          0.00
                                                          2002      8.18         6.40        924.89
                                                          2003      6.40         7.63      1,538.73
                                                          2004      7.63         8.33      3,515.44
                                                          2005      8.33         8.76      2,866.69
                                                          2006      8.76         9.14      2,844.02

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.13        21.62          0.00
                                                          2002     21.62        16.62      1,466.98
                                                          2003     16.62        22.22      6,563.89
                                                          2004     22.22        25.34      9,684.82
                                                          2005     25.34        26.55     10,412.49
                                                          2006     26.55        30.35     15,689.55
                                                          2007     30.35        33.27     11,368.47
                                                          2008     33.27        20.89     10,327.72
                                                          2009     20.89        26.66      9,461.54

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.76          0.00
                                                          2002      8.76         6.20        334.60
                                                          2003      6.20         8.81      9,870.44
                                                          2004      8.81         9.61     21,119.63
                                                          2005      9.61         9.85     17,329.02
                                                          2006      9.85        10.62     14,849.70
                                                          2007     10.62        10.89     14,540.16
                                                          2008     10.89         6.26     16,140.35
                                                          2009      6.26         7.99     14,343.49

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.53        10.17      1,415.92
                                                          2003     10.17        11.91     26,068.51
                                                          2004     11.91        12.65     64,145.58
                                                          2005     12.65        12.61     64,834.29
                                                          2006     12.61        13.51     55,060.04
                                                          2007     13.51        14.15     63,217.97
                                                          2008     14.15        11.31     45,725.58
                                                          2009     11.31        15.19     38,501.95

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.53        10.25          0.00
                                                          2002     10.25        10.53          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002    $11.20       $ 8.44           0.00
                                                       2003      8.44        11.51       3,308.75
                                                       2004     11.51        12.03       6,104.99
                                                       2005     12.03        12.81       5,771.26
                                                       2006     12.81        14.36       6,166.00
                                                       2007     14.36        15.66       7,295.83
                                                       2008     15.66         9.42       7,339.58
                                                       2009      9.42        12.38       6,100.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/...................................... 2001     24.37        25.16           0.00
                                                       2002     25.16        22.47       4,547.75
                                                       2003     22.47        29.20      26,518.38
                                                       2004     29.20        31.45      51,174.27
                                                       2005     31.45        33.89      47,002.14
                                                       2006     33.89        37.34      42,284.04
                                                       2007     37.34        34.07      38,147.80
                                                       2008     34.07        18.02      32,394.51
                                                       2009     18.02        24.99      25,157.15

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.37        10.24           0.00
                                                       2002     10.24         8.54       4,534.88
                                                       2003      8.54        11.29      52,015.85
                                                       2004     11.29        12.84      88,555.01
                                                       2005     12.84        14.13      83,733.92
                                                       2006     14.13        15.23      81,561.45
                                                       2007     15.23        16.09      65,302.45
                                                       2008     16.09        10.05      63,984.53
                                                       2009     10.05        13.50      57,871.56

MetLife Stock Index Division (Class E)/(c)/........... 2001     36.02        33.94           0.00
                                                       2002     33.94        25.84       5,769.72
                                                       2003     25.84        32.45      52,164.34
                                                       2004     32.45        35.14     187,618.58
                                                       2005     35.14        36.03     188,827.97
                                                       2006     36.03        40.76     170,324.27
                                                       2007     40.76        42.01     159,758.97
                                                       2008     42.01        25.89     152,533.23
                                                       2009     25.89        32.02     138,128.74

MFS(R) Research International Division (Class E)/(c)/. 2001      8.99         8.33           0.00
                                                       2002      8.33         7.22         471.26
                                                       2003      7.22         9.36      15,286.66
                                                       2004      9.36        10.99      21,493.41
                                                       2005     10.99        12.57      20,177.00
                                                       2006     12.57        15.64      51,532.57
                                                       2007     15.64        17.40      56,117.46
                                                       2008     17.40         9.84      41,656.75
                                                       2009      9.84        12.72      32,306.21

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/............ 2004    $33.76       $36.59       3,816.14
                                                        2005     36.59        36.93      15,082.43
                                                        2006     36.93        40.56      38,985.17
                                                        2007     40.56        41.43      55,843.58
                                                        2008     41.43        31.56      47,932.74
                                                        2009     31.56        36.64      45,504.43

MFS(R) Value Division (Class E)/(c)/................... 2001     11.49        11.31           0.00
                                                        2002     11.31         9.51      14,199.01
                                                        2003      9.51        11.69      47,343.51
                                                        2004     11.69        12.77     119,572.47
                                                        2005     12.77        12.34     109,224.41
                                                        2006     12.34        14.28      92,846.80
                                                        2007     14.28        13.45      74,177.43
                                                        2008     13.45         8.76      67,499.00
                                                        2009      8.76        10.38      59,539.31

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.25         8.47           0.00
                                                        2002      8.47         6.93       7,162.93
                                                        2003      6.93         9.34     144,270.47
                                                        2004      9.34        10.94     212,515.85
                                                        2005     10.94        12.13     116,909.90
                                                        2006     12.13        14.96     111,174.05
                                                        2007     14.96        16.23     103,672.89
                                                        2008     16.23         9.21     111,642.29
                                                        2009      9.21        11.61      92,150.07

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.17        14.83           0.00
                                                        2002     14.83        13.13       1,354.01
                                                        2003     13.13        17.58      13,934.84
                                                        2004     17.58        21.18      59,566.68
                                                        2005     21.18        23.29      68,756.49
                                                        2006     23.29        25.43      52,627.44
                                                        2007     25.43        25.76      54,595.36
                                                        2008     25.76        13.29      51,528.37
                                                        2009     13.29        19.29      42,980.75

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.65        11.90           0.00
                                                        2002     11.90         9.79         563.53
                                                        2003      9.79        12.53       7,699.28
                                                        2004     12.53        14.28      13,820.88
                                                        2005     14.28        16.27      12,974.62
                                                        2006     16.27        18.60      13,594.90
                                                        2007     18.60        19.40      13,438.30
                                                        2008     19.40        11.32      11,966.09
                                                        2009     11.32        15.56      10,478.17

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/............. 2001    $10.22       $10.39           0.00
                                                        2002     10.39        11.16       9,547.17
                                                        2003     11.16        11.43      91,741.16
                                                        2004     11.43        11.78     221,502.98
                                                        2005     11.78        11.83     228,104.58
                                                        2006     11.83        12.15     134,722.82
                                                        2007     12.15        12.83     148,495.59
                                                        2008     12.83        12.65     134,376.28
                                                        2009     12.65        14.67     122,195.87

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.06           0.00
                                                        2002      6.06         2.94           0.00
                                                        2003      2.94         4.54      38,716.32
                                                        2004      4.54         4.26     131,230.36
                                                        2005      4.26         4.65      86,013.73
                                                        2006      4.65         4.81      73,827.22
                                                        2007      4.81         6.22      63,124.39
                                                        2008      6.22         3.38      52,775.10
                                                        2009      3.38         5.29      57,345.33

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.86        11.78           0.00
                                                        2002     11.78         9.18       3,089.33
                                                        2003      9.18        13.15      25,917.46
                                                        2004     13.15        15.16      50,459.09
                                                        2005     15.16        15.53      50,049.99
                                                        2006     15.53        17.94      49,117.28
                                                        2007     17.94        17.31      43,566.62
                                                        2008     17.31        11.28      41,467.67
                                                        2009     11.28        13.93      36,927.94

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.49        11.33           0.00
                                                        2002     11.33         8.53         988.89
                                                        2003      8.53        10.93       7,368.15
                                                        2004     10.93        11.77      26,406.23
                                                        2005     11.77        12.30      24,290.61
                                                        2006     12.30        13.63      21,458.90
                                                        2007     13.63        14.61      29,530.51
                                                        2008     14.61         8.32      27,893.36
                                                        2009      8.32        11.69      16,974.15

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.62         8.22           0.00
                                                        2002      8.22         4.51       5,956.41
                                                        2003      4.51         6.05      25,976.24
                                                        2004      6.05         7.01      48,313.85
                                                        2005      7.01         7.88      57,643.02
                                                        2006      7.88         8.23      52,037.86
                                                        2007      8.23         9.49      70,258.72
                                                        2008      9.49         5.62      55,757.62
                                                        2009      5.62         8.03      52,586.61

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001    $12.00       $11.79          0.00
                                                        2002     11.79         8.47        740.80
                                                        2003      8.47        11.69      6,820.69
                                                        2004     11.69        12.73     10,507.64
                                                        2005     12.73        13.84     10,450.91
                                                        2006     13.84        14.08      9,325.47
                                                        2007     14.08        15.15     13,575.06
                                                        2008     15.15         9.48     11,701.88
                                                        2009      9.48        12.91     12,632.88

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.06        15.32          0.00
                                                        2002     15.32        16.44      2,032.45
                                                        2003     16.44        18.15     38,842.28
                                                        2004     18.15        18.96     84,855.05
                                                        2005     18.96        19.10     84,331.83
                                                        2006     19.10        19.65     74,108.61
                                                        2007     19.65        20.03     55,755.70
                                                        2008     20.03        16.68     49,032.00
                                                        2009     16.68        21.60     36,657.57

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.00        14.25          0.00
                                                        2002     14.25        15.05      1,434.01
                                                        2003     15.05        14.99     61,521.19
                                                        2004     14.99        15.12     33,227.70
                                                        2005     15.12        15.07     29,759.10
                                                        2006     15.07        15.38     24,235.19
                                                        2007     15.38        15.71     27,578.09
                                                        2008     15.71        15.35     19,402.36
                                                        2009     15.35        15.69     15,632.99

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.00 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.85      $ 14.47      9,595.57
                                                       2007     14.47        14.63        927.95
                                                       2008     14.63        12.98          0.00
                                                       2009     12.98        14.30          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.53        13.18          0.00
                                                       2002     13.18        10.44      1,924.46
                                                       2003     10.44        15.69      2,413.26
                                                       2004     15.69        18.56      4,253.14
                                                       2005     18.56        22.77      3,720.80
                                                       2006     22.77        27.65      3,462.82
                                                       2007     27.65        32.86      4,490.02
                                                       2008     32.86        14.94      3,722.91
                                                       2009     14.94        23.59      3,401.46

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    111.07       100.35          0.00
                                                       2002    100.35        74.19        775.60
                                                       2003     74.19        99.35      1,311.12
                                                       2004     99.35       109.38      1,952.69
                                                       2005    109.38       124.40      1,814.05
                                                       2006    124.40       134.20      1,100.43
                                                       2007    134.20       147.55        915.88
                                                       2008    147.55        80.90        903.53
                                                       2009     80.90       110.39        530.85

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     77.93        74.64          0.00
                                                       2002     74.64        59.65         56.63
                                                       2003     59.65        77.32        453.38
                                                       2004     77.32        83.52      1,755.10
                                                       2005     83.52        86.51      2,396.81
                                                       2006     86.51        97.55      2,471.57
                                                       2007     97.55       100.28      1,805.14
                                                       2008    100.28        60.99      1,943.98
                                                       2009     60.99        78.35      1,779.02

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.52        10.75          0.00
                                                       2002     10.75         8.68      5,786.60
                                                       2003      8.68        10.88      6,601.98
                                                       2004     10.88        12.58      6,573.98
                                                       2005     12.58        14.53      7,616.03
                                                       2006     14.53        16.56      2,330.33
                                                       2007     16.56        17.89      2,107.18
                                                       2008     17.89         9.78      1,366.13
                                                       2009      9.78        11.69      2,639.06

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.00       $11.19          0.00
                                                     2002     11.19        12.07      5,472.32
                                                     2003     12.07        12.24     16,394.16
                                                     2004     12.24        12.47     41,555.07
                                                     2005     12.47        12.47     54,822.25
                                                     2006     12.47        12.70     31,065.87
                                                     2007     12.70        13.28     22,432.43
                                                     2008     13.28        13.77     16,236.61
                                                     2009     13.77        14.19     16,988.38

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     34.32        32.29          0.00
                                                     2002     32.29        22.53          0.00
                                                     2003     22.53        31.06        454.93
                                                     2004     31.06        34.33        609.77
                                                     2005     34.33        37.20        168.68
                                                     2006     37.20        38.85        280.97
                                                     2007     38.85        45.84         66.66
                                                     2008     45.84        24.36        500.21
                                                     2009     24.36        35.62         13.92

BlackRock Bond Income Division (Class E)/(a)/....... 2002     38.06        40.00        845.31
                                                     2003     40.00        41.44      2,036.78
                                                     2004     41.44        42.35      2,439.73
                                                     2005     42.35        42.45      2,435.95
                                                     2006     42.45        43.39      2,336.62
                                                     2007     43.39        45.13      1,678.87
                                                     2008     45.13        42.65      1,431.65
                                                     2009     42.65        45.70        404.83

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     36.81        37.73          0.00
                                                     2002     37.73        38.10          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.93        32.99          0.00
                                                     2002     32.99        27.83        110.91
                                                     2003     27.83        32.85      2,511.68
                                                     2004     32.85        34.87      3,197.98
                                                     2005     34.87        35.19      3,169.34
                                                     2006     35.19        38.05      2,843.78
                                                     2007     38.05        39.43      2,156.45
                                                     2008     39.43        29.03      2,036.42
                                                     2009     29.03        33.33      1,964.57

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     69.29        69.66        261.41
                                                     2008     69.66        42.84        432.02
                                                     2009     42.84        50.10        263.60

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $63.28       $58.91          0.00
                                                   2002     58.91        42.61        172.39
                                                   2003     42.61        54.32        439.64
                                                   2004     54.32        58.94        440.30
                                                   2005     58.94        59.77        438.56
                                                   2006     59.77        66.74        262.09
                                                   2007     66.74        69.88          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.89          0.00
                                                   2003      7.89        10.47          0.00
                                                   2004     10.47        11.63      3,355.84
                                                   2005     11.63        12.05      3,253.52
                                                   2006     12.05        14.08     10,312.76
                                                   2007     14.08        14.25      7,698.10
                                                   2008     14.25         9.07      7,520.97
                                                   2009      9.07         9.89      9,280.04

BlackRock Money Market Division (Class E)/(f)/.... 2003     20.09        19.90          0.00
                                                   2004     19.90        19.67          0.00
                                                   2005     19.67        19.81          0.00
                                                   2006     19.81        20.32          0.00
                                                   2007     20.32        20.90      2,104.88
                                                   2008     20.90        21.03          0.00
                                                   2009     21.03        20.68          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.12        13.85          0.00
                                                   2002     13.85        10.66      6,524.30
                                                   2003     10.66        15.66      9,114.63
                                                   2004     15.66        17.68     10,966.08
                                                   2005     17.68        18.02      9,004.66
                                                   2006     18.02        20.60      4,338.64
                                                   2007     20.60        19.47      3,992.12
                                                   2008     19.47        11.73      3,499.68
                                                   2009     11.73        12.99      2,536.37

Davis Venture Value Division (Class E)/(c)/....... 2001     26.10        25.33          0.00
                                                   2002     25.33        20.72      2,606.09
                                                   2003     20.72        26.55      2,989.29
                                                   2004     26.55        29.18      3,062.57
                                                   2005     29.18        31.51      3,023.48
                                                   2006     31.51        35.34         83.25
                                                   2007     35.34        36.17          0.00
                                                   2008     36.17        21.46        519.73
                                                   2009     21.46        27.73        518.85

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.73       $15.22          0.00
                                                      2002     15.22        10.57      6,002.79
                                                      2003     10.57        13.94      6,760.48
                                                      2004     13.94        15.99      6,680.92
                                                      2005     15.99        16.73      6,442.97
                                                      2006     16.73        18.31      1,543.32
                                                      2007     18.31        19.42        963.28
                                                      2008     19.42         8.49      1,040.72
                                                      2009      8.49        11.13        601.34

FI Value Leaders Division (Class E)/(d)/............. 2002     21.54        17.65          0.00
                                                      2003     17.65        21.93          0.00
                                                      2004     21.93        24.42          0.00
                                                      2005     24.42        26.45          0.00
                                                      2006     26.45        28.98        489.13
                                                      2007     28.98        29.55          0.00
                                                      2008     29.55        17.66          0.00
                                                      2009     17.66        21.06          0.00

Harris Oakmark International Division (Class E)/(d)/. 2002     10.56         8.77          0.00
                                                      2003      8.77        11.62          0.00
                                                      2004     11.62        13.74      2,210.94
                                                      2005     13.74        15.39      1,658.00
                                                      2006     15.39        19.47      5,010.11
                                                      2007     19.47        18.89      3,906.17
                                                      2008     18.89        10.95      2,890.02
                                                      2009     10.95        16.67      3,302.63

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.95         4.73          0.00
                                                      2006      4.73         4.76      1,264.20
                                                      2007      4.76         5.20        657.80
                                                      2008      5.20         3.23        655.29
                                                      2009      3.23         4.43          0.00

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.35         4.87          0.00
                                                      2002      4.87         3.39          0.00
                                                      2003      3.39         4.18          0.00
                                                      2004      4.18         4.28          0.53
                                                      2005      4.28         3.91          0.00

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.35         9.60          0.00
                                                      2003      9.60        11.89          0.00
                                                      2004     11.89        13.34        267.45
                                                      2005     13.34        14.16        266.14
                                                      2006     14.16        15.92      1,587.63
                                                      2007     15.92        15.19        323.41
                                                      2008     15.19         9.20          0.00
                                                      2009      9.20        12.34          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.49       $ 6.67        320.69
                                                          2004      6.67         7.10        284.39
                                                          2005      7.10         7.91        250.21
                                                          2006      7.91         7.63      2,061.90
                                                          2007      7.63         7.65        189.47
                                                          2008      7.65         4.57          0.00
                                                          2009      4.57         5.97          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71          0.00
                                                          2002      7.71         5.24          0.00
                                                          2003      5.24         5.49          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.04         9.66        302.93
                                                          2007      9.66         8.91          0.00
                                                          2008      8.91         3.97          0.00
                                                          2009      3.97         5.36          0.00

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.60         8.16          0.00
                                                          2002      8.16         6.38          0.00
                                                          2003      6.38         7.60          0.00
                                                          2004      7.60         8.28          0.00
                                                          2005      8.28         8.70          0.00
                                                          2006      8.70         9.08          0.00

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     21.97        21.45          0.00
                                                          2002     21.45        16.48          0.00
                                                          2003     16.48        22.01        214.38
                                                          2004     22.01        25.07        214.24
                                                          2005     25.07        26.24        214.00
                                                          2006     26.24        29.97        214.00
                                                          2007     29.97        32.82      1,532.45
                                                          2008     32.82        20.59      1,167.90
                                                          2009     20.59        26.24        998.24

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.76          0.00
                                                          2002      8.76         6.19          0.00
                                                          2003      6.19         8.78      1,775.24
                                                          2004      8.78         9.57      2,836.43
                                                          2005      9.57         9.81        222.62
                                                          2006      9.81        10.56        719.67
                                                          2007     10.56        10.81        239.96
                                                          2008     10.81         6.22        307.80
                                                          2009      6.22         7.92          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.47       $10.11          0.00
                                                     2003     10.11        11.83      1,134.38
                                                     2004     11.83        12.55      1,509.40
                                                     2005     12.55        12.50      1,755.64
                                                     2006     12.50        13.38      1,440.03
                                                     2007     13.38        14.00      7,115.18
                                                     2008     14.00        11.18      5,195.01
                                                     2009     11.18        15.00      4,832.39

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.48        10.20          0.00
                                                     2002     10.20        10.47          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.19         8.43          0.00
                                                     2003      8.43        11.48        413.02
                                                     2004     11.48        11.99        412.75
                                                     2005     11.99        12.75        412.27
                                                     2006     12.75        14.28      1,899.08
                                                     2007     14.28        15.57        412.97
                                                     2008     15.57         9.35        412.27
                                                     2009      9.35        12.28          0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     24.17        24.94          0.00
                                                     2002     24.94        22.25      2,762.36
                                                     2003     22.25        28.89      4,464.34
                                                     2004     28.89        31.08      5,088.39
                                                     2005     31.08        33.46      4,099.48
                                                     2006     33.46        36.83      1,448.01
                                                     2007     36.83        33.57        861.56
                                                     2008     33.57        17.74        620.14
                                                     2009     17.74        24.58        602.97

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.36        10.23          0.00
                                                     2002     10.23         8.52        992.19
                                                     2003      8.52        11.25      3,230.22
                                                     2004     11.25        12.78      6,267.43
                                                     2005     12.78        14.05      6,188.02
                                                     2006     14.05        15.13      3,740.18
                                                     2007     15.13        15.97      5,868.56
                                                     2008     15.97         9.96      7,153.62
                                                     2009      9.96        13.37      6,518.84

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class E)/(c)/........... 2001    $35.62       $33.55          0.00
                                                       2002     33.55        25.51      1,060.52
                                                       2003     25.51        32.01      2,923.26
                                                       2004     32.01        34.63     13,535.30
                                                       2005     34.63        35.47     16,936.73
                                                       2006     35.47        40.08      6,983.96
                                                       2007     40.08        41.27      6,777.79
                                                       2008     41.27        25.41      8,534.13
                                                       2009     25.41        31.40      5,553.16

MFS(R) Research International Division (Class E)/(c)/. 2001      8.99         8.33          0.00
                                                       2002      8.33         7.21          0.00
                                                       2003      7.21         9.34          0.00
                                                       2004      9.34        10.95          0.00
                                                       2005     10.95        12.51      1,850.40
                                                       2006     12.51        15.55      2,305.10
                                                       2007     15.55        17.28      1,960.95
                                                       2008     17.28         9.76      1,170.14
                                                       2009      9.76        12.61      1,360.93

MFS(R) Total Return Division (Class E)/(i)/........... 2004     33.19        35.95          0.00
                                                       2005     35.95        36.24      1,335.09
                                                       2006     36.24        39.77      1,335.09
                                                       2007     39.77        40.58      1,165.26
                                                       2008     40.58        30.88      1,164.61
                                                       2009     30.88        35.81        331.63

MFS(R) Value Division (Class E)/(c)/.................. 2001     11.46        11.27          0.00
                                                       2002     11.27         9.47      2,408.09
                                                       2003      9.47        11.63      4,948.30
                                                       2004     11.63        12.69      6,244.20
                                                       2005     12.69        12.25      8,161.31
                                                       2006     12.25        14.16      6,599.62
                                                       2007     14.16        13.33      4,612.17
                                                       2008     13.33         8.67      3,059.27
                                                       2009      8.67        10.26      2,212.96

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.23         8.45          0.00
                                                       2002      8.45         6.90          0.00
                                                       2003      6.90         9.29      4,323.55
                                                       2004      9.29        10.87      8,964.83
                                                       2005     10.87        12.05     12,782.49
                                                       2006     12.05        14.84      6,111.42
                                                       2007     14.84        16.08      8,973.59
                                                       2008     16.08         9.11      9,647.98
                                                       2009      9.11        11.48      6,998.58

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001    $15.12       $14.78          0.00
                                                        2002     14.78        13.08        177.81
                                                        2003     13.08        17.49      1,230.14
                                                        2004     17.49        21.05      1,765.76
                                                        2005     21.05        23.12      3,214.66
                                                        2006     23.12        25.22      3,831.25
                                                        2007     25.22        25.53      2,015.24
                                                        2008     25.53        13.16      1,886.20
                                                        2009     13.16        19.07        598.62

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.59        11.85          0.00
                                                        2002     11.85         9.74          0.00
                                                        2003      9.74        12.44        547.20
                                                        2004     12.44        14.17        479.01
                                                        2005     14.17        16.13      1,697.51
                                                        2006     16.13        18.42      3,598.41
                                                        2007     18.42        19.19      1,566.24
                                                        2008     19.19        11.19        841.34
                                                        2009     11.19        15.37        299.47

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.22        10.38          0.00
                                                        2002     10.38        11.13      3,936.79
                                                        2003     11.13        11.40     11,880.53
                                                        2004     11.40        11.74     13,066.53
                                                        2005     11.74        11.77     13,723.33
                                                        2006     11.77        12.08     14,073.96
                                                        2007     12.08        12.74      7,295.03
                                                        2008     12.74        12.55      5,954.61
                                                        2009     12.55        14.54      7,303.67

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.06          0.00
                                                        2002      6.06         2.93          0.00
                                                        2003      2.93         4.53      4,806.36
                                                        2004      4.53         4.24          0.00
                                                        2005      4.24         4.63          0.00
                                                        2006      4.63         4.78        967.60
                                                        2007      4.78         6.17     11,927.67
                                                        2008      6.17         3.36     12,980.75
                                                        2009      3.36         5.24     16,596.01

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.83        11.74          0.00
                                                        2002     11.74         9.14      2,798.90
                                                        2003      9.14        13.08      5,896.70
                                                        2004     13.08        15.07      6,033.56
                                                        2005     15.07        15.42      4,282.04
                                                        2006     15.42        17.80      5,025.33
                                                        2007     17.80        17.15      4,341.77
                                                        2008     17.15        11.17      4,427.77
                                                        2009     11.17        13.78      4,869.68

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001    $11.46       $11.30          0.00
                                                        2002     11.30         8.49      5,921.78
                                                        2003      8.49        10.87      5,922.19
                                                        2004     10.87        11.70      5,976.83
                                                        2005     11.70        12.21      6,377.58
                                                        2006     12.21        13.52     13,757.83
                                                        2007     13.52        14.48      4,590.51
                                                        2008     14.48         8.24      4,549.59
                                                        2009      8.24        11.56      4,135.53

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.61         8.21          0.00
                                                        2002      8.21         4.50      1,547.88
                                                        2003      4.50         6.03      1,406.52
                                                        2004      6.03         6.98      3,021.87
                                                        2005      6.98         7.84      5,052.18
                                                        2006      7.84         8.18      7,793.61
                                                        2007      8.18         9.43      9,208.14
                                                        2008      9.43         5.58      8,145.60
                                                        2009      5.58         7.96      5,804.03

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.95        11.73          0.00
                                                        2002     11.73         8.42      6,141.65
                                                        2003      8.42        11.61      7,404.75
                                                        2004     11.61        12.63      6,865.52
                                                        2005     12.63        13.72      6,132.62
                                                        2006     13.72        13.95          0.02
                                                        2007     13.95        14.99          0.02
                                                        2008     14.99         9.36          0.00
                                                        2009      9.36        12.74          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.96        15.21          0.00
                                                        2002     15.21        16.31        985.57
                                                        2003     16.31        17.98      2,048.81
                                                        2004     17.98        18.77      2,763.31
                                                        2005     18.77        18.89      2,903.70
                                                        2006     18.89        19.42      2,839.65
                                                        2007     19.42        19.77      1,897.30
                                                        2008     19.77        16.45      1,445.70
                                                        2009     16.45        21.28        875.31

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.91        14.15          0.00
                                                        2002     14.15        14.93      3,587.44
                                                        2003     14.93        14.86     12,134.34
                                                        2004     14.86        14.97     10,947.76
                                                        2005     14.97        14.91      9,359.71
                                                        2006     14.91        15.19      8,630.77
                                                        2007     15.19        15.51      2,940.96
                                                        2008     15.51        15.13      1,990.72
                                                        2009     15.13        15.45      1,405.56

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.05 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.79      $ 14.40      1,759.15
                                                       2007     14.40        14.55      4,011.12
                                                       2008     14.55        12.90        913.11
                                                       2009     12.90        14.21        486.51

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.50        13.15        438.91
                                                       2002     13.15        10.41        996.94
                                                       2003     10.41        15.64     16,775.79
                                                       2004     15.64        18.50     30,426.34
                                                       2005     18.50        22.68     34,820.47
                                                       2006     22.68        27.53     34,101.06
                                                       2007     27.53        32.70     29,940.68
                                                       2008     32.70        14.86     25,691.36
                                                       2009     14.86        23.46     21,891.63

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    110.11        99.46        314.16
                                                       2002     99.46        73.50        444.84
                                                       2003     73.50        98.36      6,389.17
                                                       2004     98.36       108.24     14,117.57
                                                       2005    108.24       123.04     16,703.64
                                                       2006    123.04       132.67     15,225.06
                                                       2007    132.67       145.79     12,825.58
                                                       2008    145.79        79.90     11,603.20
                                                       2009     79.90       108.96     10,154.15

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     77.25        73.98          0.00
                                                       2002     73.98        59.09        654.55
                                                       2003     59.09        76.55      9,674.26
                                                       2004     76.55        82.65     19,070.43
                                                       2005     82.65        85.57     19,559.27
                                                       2006     85.57        96.44     17,826.15
                                                       2007     96.44        99.09     16,481.01
                                                       2008     99.09        60.24     12,475.20
                                                       2009     60.24        77.34     10,442.52

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.47        10.69      5,122.10
                                                       2002     10.69         8.63      5,398.06
                                                       2003      8.63        10.81     11,454.97
                                                       2004     10.81        12.50     16,559.61
                                                       2005     12.50        14.42     17,596.42
                                                       2006     14.42        16.43     18,029.81
                                                       2007     16.43        17.74     17,420.66
                                                       2008     17.74         9.69     15,226.83
                                                       2009      9.69        11.58     11,193.09

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.99       $11.17           0.00
                                                     2002     11.17        12.04       7,972.73
                                                     2003     12.04        12.21      72,902.20
                                                     2004     12.21        12.43     158,947.43
                                                     2005     12.43        12.43     161,502.74
                                                     2006     12.43        12.65     131,133.81
                                                     2007     12.65        13.22     117,402.13
                                                     2008     13.22        13.70      84,972.46
                                                     2009     13.70        14.11      73,906.58

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     34.09        32.07           0.00
                                                     2002     32.07        22.37           0.00
                                                     2003     22.37        30.81         946.24
                                                     2004     30.81        34.05       2,528.84
                                                     2005     34.05        36.88       2,565.80
                                                     2006     36.88        38.49       2,212.90
                                                     2007     38.49        45.39       1,078.40
                                                     2008     45.39        24.11       2,045.11
                                                     2009     24.11        35.24       2,250.44

BlackRock Bond Income Division (Class E)/(a)/....... 2002     37.70        39.61         384.90
                                                     2003     39.61        41.01       5,899.26
                                                     2004     41.01        41.90      10,100.19
                                                     2005     41.90        41.97      10,478.11
                                                     2006     41.97        42.88       9,289.85
                                                     2007     42.88        44.58       8,311.80
                                                     2008     44.58        42.11       6,185.73
                                                     2009     42.11        45.09       4,787.53

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     36.48        37.39           0.00
                                                     2002     37.39        37.74           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.68        32.74           0.00
                                                     2002     32.74        27.61       1,832.13
                                                     2003     27.61        32.57       6,200.87
                                                     2004     32.57        34.55      18,503.74
                                                     2005     34.55        34.85      15,215.56
                                                     2006     34.85        37.67      13,432.11
                                                     2007     37.67        39.00       7,882.89
                                                     2008     39.00        28.71       6,626.97
                                                     2009     28.71        32.94       4,070.58

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     68.47        68.81       3,112.34
                                                     2008     68.81        42.30       3,108.24
                                                     2009     42.30        49.44       1,993.67

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $62.71       $58.37          0.00
                                                   2002     58.37        42.19        449.48
                                                   2003     42.19        53.76      3,140.54
                                                   2004     53.76        58.31      5,096.14
                                                   2005     58.31        59.10      4,091.70
                                                   2006     59.10        65.96      3,495.34
                                                   2007     65.96        69.05          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88          0.00
                                                   2003      7.88        10.46     10,667.48
                                                   2004     10.46        11.61     21,585.44
                                                   2005     11.61        12.03     13,049.74
                                                   2006     12.03        14.05     17,639.68
                                                   2007     14.05        14.21     15,941.12
                                                   2008     14.21         9.04     13,875.88
                                                   2009      9.04         9.85      8,758.90

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.89        19.70          0.00
                                                   2004     19.70        19.46          0.00
                                                   2005     19.46        19.59          0.00
                                                   2006     19.59        20.08          0.00
                                                   2007     20.08        20.64          0.00
                                                   2008     20.64        20.77        421.35
                                                   2009     20.77        20.41          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.12        13.84      3,204.38
                                                   2002     13.84        10.64     18,251.78
                                                   2003     10.64        15.64     43,034.38
                                                   2004     15.64        17.64     71,032.85
                                                   2005     17.64        17.97     50,710.59
                                                   2006     17.97        20.54     43,703.23
                                                   2007     20.54        19.40     36,659.90
                                                   2008     19.40        11.68     30,468.17
                                                   2009     11.68        12.93     23,964.81

Davis Venture Value Division (Class E)/(c)/....... 2001     26.01        25.24      1,350.89
                                                   2002     25.24        20.63      2,271.32
                                                   2003     20.63        26.43      6,186.28
                                                   2004     26.43        29.04     13,120.19
                                                   2005     29.04        31.33     18,047.50
                                                   2006     31.33        35.12     18,323.79
                                                   2007     35.12        35.93     13,964.61
                                                   2008     35.93        21.31     13,326.93
                                                   2009     21.31        27.52     10,702.80

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.69       $15.19      1,346.02
                                                      2002     15.19        10.54      1,347.50
                                                      2003     10.54        13.89      6,960.03
                                                      2004     13.89        15.92     19,548.68
                                                      2005     15.92        16.65     15,728.68
                                                      2006     16.65        18.22     11,089.02
                                                      2007     18.22        19.31      8,936.39
                                                      2008     19.31         8.44      9,390.19
                                                      2009      8.44        11.06      7,474.71

FI Value Leaders Division (Class E)/(d)/............. 2002     21.44        17.57        214.85
                                                      2003     17.57        21.82      4,523.45
                                                      2004     21.82        24.27      4,576.80
                                                      2005     24.27        26.29      4,339.46
                                                      2006     26.29        28.79      3,677.65
                                                      2007     28.79        29.34      3,268.05
                                                      2008     29.34        17.52      3,234.18
                                                      2009     17.52        20.88      2,541.59

Harris Oakmark International Division (Class E)/(d)/. 2002     10.55         8.76          0.00
                                                      2003      8.76        11.60      3,053.84
                                                      2004     11.60        13.72     21,258.69
                                                      2005     13.72        15.36     24,082.47
                                                      2006     15.36        19.42     26,720.08
                                                      2007     19.42        18.83     23,252.85
                                                      2008     18.83        10.91     17,369.31
                                                      2009     10.91        16.60     15,916.57

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.94         4.72     16,459.10
                                                      2006      4.72         4.74     15,421.62
                                                      2007      4.74         5.18     14,780.85
                                                      2008      5.18         3.22     14,382.35
                                                      2009      3.22         4.41     13,149.15

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.34         4.86          0.00
                                                      2002      4.86         3.38      1,008.85
                                                      2003      3.38         4.17      2,937.16
                                                      2004      4.17         4.27      4,490.98
                                                      2005      4.27         3.90      5,560.76

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.35         9.60      1,615.14
                                                      2003      9.60        11.88      5,819.75
                                                      2004     11.88        13.32     14,977.19
                                                      2005     13.32        14.13     15,148.88
                                                      2006     14.13        15.88     10,845.45
                                                      2007     15.88        15.15      9,939.87
                                                      2008     15.15         9.16      9,866.77
                                                      2009      9.16        12.29      7,541.52

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.49       $ 6.66      6,543.28
                                                          2004      6.66         7.08     15,505.51
                                                          2005      7.08         7.89     18,967.44
                                                          2006      7.89         7.61     14,001.46
                                                          2007      7.61         7.63      4,348.02
                                                          2008      7.63         4.55      3,775.02
                                                          2009      4.55         5.95      2,576.19

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71      1,784.57
                                                          2002      7.71         5.23      3,115.45
                                                          2003      5.23         5.49          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.01         9.62      6,914.22
                                                          2007      9.62         8.87      7,400.63
                                                          2008      8.87         3.95      6,477.10
                                                          2009      3.95         5.34      6,597.44

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.59         8.15      1,399.91
                                                          2002      8.15         6.37      1,397.20
                                                          2003      6.37         7.58      3,811.63
                                                          2004      7.58         8.26     12,754.47
                                                          2005      8.26         8.67     11,770.84
                                                          2006      8.67         9.05     11,558.87

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.89        21.37        267.00
                                                          2002     21.37        16.40        266.38
                                                          2003     16.40        21.90      1,344.68
                                                          2004     21.90        24.94      5,344.54
                                                          2005     24.94        26.09      6,094.25
                                                          2006     26.09        29.78      5,528.92
                                                          2007     29.78        32.59      6,356.66
                                                          2008     32.59        20.44      5,773.22
                                                          2009     20.44        26.04      5,418.19

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.75          0.00
                                                          2002      8.75         6.19          0.00
                                                          2003      6.19         8.77      7,350.39
                                                          2004      8.77         9.56     13,156.44
                                                          2005      9.56         9.78     12,017.98
                                                          2006      9.78        10.53      6,269.96
                                                          2007     10.53        10.78     10,007.88
                                                          2008     10.78         6.19      6,815.10
                                                          2009      6.19         7.88      6,072.69

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.44       $10.08          0.00
                                                     2003     10.08        11.79     17,930.18
                                                     2004     11.79        12.51     32,383.49
                                                     2005     12.51        12.45     43,806.60
                                                     2006     12.45        13.32     35,902.95
                                                     2007     13.32        13.92     34,755.54
                                                     2008     13.92        11.11     26,292.07
                                                     2009     11.11        14.90     22,626.81

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.46        10.17          0.00
                                                     2002     10.17        10.44          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.19         8.42         60.77
                                                     2003      8.42        11.47      6,064.52
                                                     2004     11.47        11.97      7,458.88
                                                     2005     11.97        12.73      7,774.97
                                                     2006     12.73        14.25      8,133.40
                                                     2007     14.25        15.52      7,169.44
                                                     2008     15.52         9.32      6,872.83
                                                     2009      9.32        12.23      5,856.87

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     24.07        24.83        815.64
                                                     2002     24.83        22.14      6,617.98
                                                     2003     22.14        28.74     21,287.58
                                                     2004     28.74        30.90     29,265.97
                                                     2005     30.90        33.25     20,727.49
                                                     2006     33.25        36.58     19,109.45
                                                     2007     36.58        33.33     13,357.82
                                                     2008     33.33        17.60     11,095.92
                                                     2009     17.60        24.38      8,164.61

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.35        10.22          0.00
                                                     2002     10.22         8.51      1,132.56
                                                     2003      8.51        11.23     28,532.57
                                                     2004     11.23        12.75     38,041.21
                                                     2005     12.75        14.01     37,300.09
                                                     2006     14.01        15.08     33,019.99
                                                     2007     15.08        15.91     31,999.31
                                                     2008     15.91         9.92     30,798.99
                                                     2009      9.92        13.31     23,573.20

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class E)/(c)/........... 2001    $35.42       $33.35          0.00
                                                       2002     33.35        25.35      2,709.72
                                                       2003     25.35        31.79     30,217.02
                                                       2004     31.79        34.38     73,448.51
                                                       2005     34.38        35.19     69,827.10
                                                       2006     35.19        39.75     61,988.76
                                                       2007     39.75        40.91     54,276.91
                                                       2008     40.91        25.18     63,649.23
                                                       2009     25.18        31.09     52,880.33

MFS(R) Research International Division (Class E)/(c)/. 2001      8.99         8.32          0.00
                                                       2002      8.32         7.20         43.87
                                                       2003      7.20         9.32      1,979.38
                                                       2004      9.32        10.93     12,025.30
                                                       2005     10.93        12.48     12,077.86
                                                       2006     12.48        15.50     19,641.53
                                                       2007     15.50        17.22     16,991.12
                                                       2008     17.22         9.73     17,505.54
                                                       2009      9.73        12.55     14,030.82

MFS(R) Total Return Division (Class E)/(i)/........... 2004     32.91        35.63      7,136.84
                                                       2005     35.63        35.91     15,395.59
                                                       2006     35.91        39.38     23,460.92
                                                       2007     39.38        40.16     18,778.62
                                                       2008     40.16        30.55     17,414.76
                                                       2009     30.55        35.41     13,646.39

MFS(R) Value Division (Class E)/(c)/.................. 2001     11.45        11.25      5,441.82
                                                       2002     11.25         9.45     14,458.29
                                                       2003      9.45        11.60     43,426.10
                                                       2004     11.60        12.65     72,171.82
                                                       2005     12.65        12.20     62,274.15
                                                       2006     12.20        14.10     54,832.27
                                                       2007     14.10        13.27     40,729.74
                                                       2008     13.27         8.63     39,162.11
                                                       2009      8.63        10.20     26,997.85

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.22         8.43      4,209.55
                                                       2002      8.43         6.88      4,025.57
                                                       2003      6.88         9.26     41,518.50
                                                       2004      9.26        10.84     61,137.96
                                                       2005     10.84        12.01     63,202.99
                                                       2006     12.01        14.78     56,268.52
                                                       2007     14.78        16.01     39,187.24
                                                       2008     16.01         9.07     47,299.31
                                                       2009      9.07        11.42     40,578.52

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001    $15.10       $14.76      2,173.70
                                                        2002     14.76        13.05      2,926.65
                                                        2003     13.05        17.44     13,645.77
                                                        2004     17.44        20.98     31,330.35
                                                        2005     20.98        23.04     41,729.59
                                                        2006     23.04        25.12     34,244.57
                                                        2007     25.12        25.41     30,551.39
                                                        2008     25.41        13.09     26,392.39
                                                        2009     13.09        18.97     20,598.32

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.57        11.82          0.00
                                                        2002     11.82         9.71      1,677.78
                                                        2003      9.71        12.40      6,218.44
                                                        2004     12.40        14.11      7,270.26
                                                        2005     14.11        16.05      8,032.88
                                                        2006     16.05        18.33     11,839.54
                                                        2007     18.33        19.09     12,911.41
                                                        2008     19.09        11.12      8,464.42
                                                        2009     11.12        15.27      7,597.93

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.22        10.38      3,329.02
                                                        2002     10.38        11.12     10,259.12
                                                        2003     11.12        11.38     42,041.49
                                                        2004     11.38        11.71     69,468.80
                                                        2005     11.71        11.74     69,472.37
                                                        2006     11.74        12.04     53,389.96
                                                        2007     12.04        12.70     46,714.62
                                                        2008     12.70        12.50     47,521.91
                                                        2009     12.50        14.48     41,748.11

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.05          0.00
                                                        2002      6.05         2.93        567.47
                                                        2003      2.93         4.52     16,470.19
                                                        2004      4.52         4.24     25,235.36
                                                        2005      4.24         4.62     23,055.61
                                                        2006      4.62         4.76     23,879.75
                                                        2007      4.76         6.15     27,660.66
                                                        2008      6.15         3.34     20,768.29
                                                        2009      3.34         5.22     25,904.51

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.81        11.72          0.00
                                                        2002     11.72         9.12        281.75
                                                        2003      9.12        13.05     18,134.60
                                                        2004     13.05        15.02     22,943.99
                                                        2005     15.02        15.37     24,348.97
                                                        2006     15.37        17.73     20,302.64
                                                        2007     17.73        17.08     18,505.25
                                                        2008     17.08        11.11     16,846.57
                                                        2009     11.11        13.70     14,197.37

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001    $11.45       $11.28      1,014.49
                                                        2002     11.28         8.48      1,725.19
                                                        2003      8.48        10.85      9,688.32
                                                        2004     10.85        11.67     32,111.08
                                                        2005     11.67        12.17     35,475.58
                                                        2006     12.17        13.47     28,560.03
                                                        2007     13.47        14.41     22,443.34
                                                        2008     14.41         8.19     24,477.95
                                                        2009      8.19        11.50     21,138.09

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.61         8.21          0.00
                                                        2002      8.21         4.50        136.38
                                                        2003      4.50         6.03      9,236.60
                                                        2004      6.03         6.97     26,237.17
                                                        2005      6.97         7.82     29,419.65
                                                        2006      7.82         8.15     26,524.56
                                                        2007      8.15         9.40     32,626.69
                                                        2008      9.40         5.56     20,964.65
                                                        2009      5.56         7.92     16,574.88

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.92        11.70          0.00
                                                        2002     11.70         8.39        318.34
                                                        2003      8.39        11.57     10,808.52
                                                        2004     11.57        12.58     16,662.14
                                                        2005     12.58        13.66     24,267.01
                                                        2006     13.66        13.88     17,450.92
                                                        2007     13.88        14.91     11,153.55
                                                        2008     14.91         9.31     11,310.17
                                                        2009      9.31        12.66     10,036.35

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.91        15.16      1,812.62
                                                        2002     15.16        16.24      2,977.42
                                                        2003     16.24        17.90     11,180.64
                                                        2004     17.90        18.67     27,480.68
                                                        2005     18.67        18.78     41,144.40
                                                        2006     18.78        19.30     30,220.02
                                                        2007     19.30        19.64     23,530.39
                                                        2008     19.64        16.33     14,046.58
                                                        2009     16.33        21.12     10,882.11

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.86        14.10          0.00
                                                        2002     14.10        14.86      5,646.59
                                                        2003     14.86        14.79     26,001.20
                                                        2004     14.79        14.89     35,202.78
                                                        2005     14.89        14.82     34,141.09
                                                        2006     14.82        15.10     18,053.27
                                                        2007     15.10        15.40     24,949.51
                                                        2008     15.40        15.03     12,198.41
                                                        2009     15.03        15.34      7,329.65

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.15 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.67      $ 14.26      1,871.50
                                                       2007     14.26        14.40      9,055.63
                                                       2008     14.40        12.75          0.00
                                                       2009     12.75        14.04          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.46        13.10          0.00
                                                       2002     13.10        10.36        240.07
                                                       2003     10.36        15.55      2,826.25
                                                       2004     15.55        18.37      8,233.81
                                                       2005     18.37        22.51     10,408.87
                                                       2006     22.51        27.29     10,006.16
                                                       2007     27.29        32.39     11,559.57
                                                       2008     32.39        14.71      7,460.49
                                                       2009     14.71        23.18      4,904.52

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    108.20        97.69          0.00
                                                       2002     97.69        72.12        296.99
                                                       2003     72.12        96.42      1,763.09
                                                       2004     96.42       106.00      6,382.60
                                                       2005    106.00       120.37      4,184.29
                                                       2006    120.37       129.66      4,691.87
                                                       2007    129.66       142.35      4,374.86
                                                       2008    142.35        77.93      2,860.94
                                                       2009     77.93       106.18      1,819.93

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     75.91        72.66          0.00
                                                       2002     72.66        57.98          0.00
                                                       2003     57.98        75.04      1,645.67
                                                       2004     75.04        80.94      3,961.92
                                                       2005     80.94        83.72      5,156.55
                                                       2006     83.72        94.26      3,541.86
                                                       2007     94.26        96.75      4,096.76
                                                       2008     96.75        58.75      2,227.45
                                                       2009     58.75        75.36      1,969.58

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.35        10.57          0.00
                                                       2002     10.57         8.52      2,244.21
                                                       2003      8.52        10.67         27.97
                                                       2004     10.67        12.33        617.87
                                                       2005     12.33        14.21        658.04
                                                       2006     14.21        16.18      3,385.08
                                                       2007     16.18        17.45      2,235.53
                                                       2008     17.45         9.52      1,358.95
                                                       2009      9.52        11.37      1,258.27

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.96       $11.14          0.00
                                                     2002     11.14        11.99      1,056.41
                                                     2003     11.99        12.15      6,167.36
                                                     2004     12.15        12.36     11,393.30
                                                     2005     12.36        12.34      9,533.73
                                                     2006     12.34        12.54      7,303.60
                                                     2007     12.54        13.10      9,632.61
                                                     2008     13.10        13.56      5,456.97
                                                     2009     13.56        13.95      4,213.06

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.64        31.63          0.00
                                                     2002     31.63        22.04          0.00
                                                     2003     22.04        30.33        425.58
                                                     2004     30.33        33.48        850.72
                                                     2005     33.48        36.23        858.28
                                                     2006     36.23        37.78      1,109.56
                                                     2007     37.78        44.51      1,267.17
                                                     2008     44.51        23.62      1,918.13
                                                     2009     23.62        34.48      1,725.79

BlackRock Bond Income Division (Class E)/(a)/....... 2002     37.00        38.84         35.75
                                                     2003     38.84        40.18      2,822.79
                                                     2004     40.18        41.01      3,346.62
                                                     2005     41.01        41.04      3,149.42
                                                     2006     41.04        41.88      1,292.51
                                                     2007     41.88        43.50        939.58
                                                     2008     43.50        41.05        883.90
                                                     2009     41.05        43.91        759.19

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     35.82        36.70          0.00
                                                     2002     36.70        37.04          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.17        32.24          0.00
                                                     2002     32.24        27.15        184.32
                                                     2003     27.15        32.00        495.06
                                                     2004     32.00        33.91      2,899.19
                                                     2005     33.91        34.17      2,785.83
                                                     2006     34.17        36.90      2,581.19
                                                     2007     36.90        38.18      1,116.38
                                                     2008     38.18        28.07      1,067.03
                                                     2009     28.07        32.18        859.97

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     66.85        67.15        710.19
                                                     2008     67.15        41.23        569.44
                                                     2009     41.23        48.14        368.04

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $61.58       $57.30          0.00
                                                   2002     57.30        41.38          0.00
                                                   2003     41.38        52.67        434.96
                                                   2004     52.67        57.06      1,002.21
                                                   2005     57.06        57.78        922.91
                                                   2006     57.78        64.42        711.47
                                                   2007     64.42        67.42          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88         24.24
                                                   2003      7.88        10.44      1,990.50
                                                   2004     10.44        11.58      4,304.63
                                                   2005     11.58        11.98      3,251.04
                                                   2006     11.98        13.98      4,326.66
                                                   2007     13.98        14.13     14,281.80
                                                   2008     14.13         8.98      6,371.10
                                                   2009      8.98         9.77      2,746.48

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.50        19.30          0.00
                                                   2004     19.30        19.05          0.00
                                                   2005     19.05        19.15          0.00
                                                   2006     19.15        19.62          0.00
                                                   2007     19.62        20.15          0.00
                                                   2008     20.15        20.25     10,165.31
                                                   2009     20.25        19.88      8,869.92

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.10        13.82          0.00
                                                   2002     13.82        10.62      2,143.21
                                                   2003     10.62        15.58      9,447.33
                                                   2004     15.58        17.56     27,095.80
                                                   2005     17.56        17.87     22,089.70
                                                   2006     17.87        20.40     18,411.53
                                                   2007     20.40        19.25      8,214.36
                                                   2008     19.25        11.59      6,361.99
                                                   2009     11.59        12.80      5,313.70

Davis Venture Value Division (Class E)/(c)/....... 2001     25.83        25.06          0.00
                                                   2002     25.06        20.47      1,028.09
                                                   2003     20.47        26.19        576.86
                                                   2004     26.19        28.74      3,927.86
                                                   2005     28.74        30.99      5,199.63
                                                   2006     30.99        34.70      7,278.24
                                                   2007     34.70        35.46      4,993.46
                                                   2008     35.46        21.01      2,863.24
                                                   2009     21.01        27.11      1,655.27

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.61       $15.11          0.00
                                                      2002     15.11        10.48      1,692.97
                                                      2003     10.48        13.80        296.55
                                                      2004     13.80        15.80      3,813.48
                                                      2005     15.80        16.51      4,062.73
                                                      2006     16.51        18.04      4,623.65
                                                      2007     18.04        19.10      3,230.04
                                                      2008     19.10         8.34      2,290.27
                                                      2009      8.34        10.92      1,502.62

FI Value Leaders Division (Class E)/(d)/............. 2002     21.25        17.40          0.00
                                                      2003     17.40        21.59          0.00
                                                      2004     21.59        23.99      1,202.31
                                                      2005     23.99        25.96      1,145.45
                                                      2006     25.96        28.39      1,455.08
                                                      2007     28.39        28.91      1,063.31
                                                      2008     28.91        17.25         95.79
                                                      2009     17.25        20.54         99.69

Harris Oakmark International Division (Class E)/(d)/. 2002     10.55         8.75          0.00
                                                      2003      8.75        11.58      1,287.18
                                                      2004     11.58        13.68      3,382.58
                                                      2005     13.68        15.30      5,903.70
                                                      2006     15.30        19.31      6,915.16
                                                      2007     19.31        18.71     14,457.36
                                                      2008     18.71        10.83      4,078.42
                                                      2009     10.83        16.47     12,268.62

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.92         4.69        613.27
                                                      2006      4.69         4.71      2,641.14
                                                      2007      4.71         5.14      1,391.48
                                                      2008      5.14         3.19      1,328.84
                                                      2009      3.19         4.37      1,325.44

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.34         4.86          0.00
                                                      2002      4.86         3.37          0.00
                                                      2003      3.37         4.15        630.84
                                                      2004      4.15         4.25        635.91
                                                      2005      4.25         3.88        650.49

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.34         9.58          0.00
                                                      2003      9.58        11.85        493.67
                                                      2004     11.85        13.28      1,730.31
                                                      2005     13.28        14.07      2,180.30
                                                      2006     14.07        15.80      2,308.34
                                                      2007     15.80        15.05      1,850.60
                                                      2008     15.05         9.10      1,569.14
                                                      2009      9.10        12.19      1,316.67

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.48       $ 6.64        402.51
                                                          2004      6.64         7.06        194.20
                                                          2005      7.06         7.86        185.19
                                                          2006      7.86         7.56        206.43
                                                          2007      7.56         7.57        214.79
                                                          2008      7.57         4.52        211.20
                                                          2009      4.52         5.89      3,355.93

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.70          0.00
                                                          2002      7.70         5.22          0.00
                                                          2003      5.22         5.48          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.94         9.54      1,202.39
                                                          2007      9.54         8.80      1,226.92
                                                          2008      8.80         3.91        447.74
                                                          2009      3.91         5.28        939.37

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.57         8.13          0.00
                                                          2002      8.13         6.34          0.00
                                                          2003      6.34         7.54        207.67
                                                          2004      7.54         8.21      1,207.29
                                                          2005      8.21         8.61      1,358.85
                                                          2006      8.61         8.98      1,366.05

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.73        21.21          0.00
                                                          2002     21.21        16.26          0.00
                                                          2003     16.26        21.69        505.85
                                                          2004     21.69        24.67        676.53
                                                          2005     24.67        25.78        178.26
                                                          2006     25.78        29.40      1,029.23
                                                          2007     29.40        32.15      5,498.37
                                                          2008     32.15        20.14        252.44
                                                          2009     20.14        25.63        265.25

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.15         8.75          0.00
                                                          2002      8.75         6.18          0.00
                                                          2003      6.18         8.75      1,312.42
                                                          2004      8.75         9.52      1,147.74
                                                          2005      9.52         9.74      1,355.21
                                                          2006      9.74        10.47      2,171.96
                                                          2007     10.47        10.71        149.87
                                                          2008     10.71         6.14        159.57
                                                          2009      6.14         7.82      2,321.72

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.39       $10.02          0.00
                                                      2003     10.02        11.71        859.65
                                                      2004     11.71        12.41      4,690.20
                                                      2005     12.41        12.34      5,496.81
                                                      2006     12.34        13.19      5,721.09
                                                      2007     13.19        13.77      5,300.95
                                                      2008     13.77        10.98      3,116.93
                                                      2009     10.98        14.71      3,797.20

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.41        10.12          0.00
                                                      2002     10.12        10.39          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.18         8.41          0.00
                                                      2003      8.41        11.44        232.04
                                                      2004     11.44        11.94        619.11
                                                      2005     11.94        12.67        463.28
                                                      2006     12.67        14.17      1,825.21
                                                      2007     14.17        15.42        929.08
                                                      2008     15.42         9.25        926.48
                                                      2009      9.25        12.13        936.20

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/..................................... 2001     23.88        24.62          0.00
                                                      2002     24.62        21.93      1,132.57
                                                      2003     21.93        28.43      1,495.33
                                                      2004     28.43        30.54     12,861.04
                                                      2005     30.54        32.83      5,019.92
                                                      2006     32.83        36.08      3,241.62
                                                      2007     36.08        32.84      1,616.86
                                                      2008     32.84        17.33      1,172.66
                                                      2009     17.33        23.97      1,187.07

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.34        10.20          0.00
                                                      2002     10.20         8.48        328.42
                                                      2003      8.48        11.19      8,534.44
                                                      2004     11.19        12.70      9,894.38
                                                      2005     12.70        13.94      8,547.95
                                                      2006     13.94        14.99      7,069.68
                                                      2007     14.99        15.79      7,671.38
                                                      2008     15.79         9.84      7,219.81
                                                      2009      9.84        13.19      3,555.39

MetLife Stock Index Division (Class E)/(c)/.......... 2001     35.02        32.96          0.00
                                                      2002     32.96        25.03        128.39
                                                      2003     25.03        31.36      4,508.64
                                                      2004     31.36        33.88      9,215.95
                                                      2005     33.88        34.65      9,114.63
                                                      2006     34.65        39.09      8,751.17
                                                      2007     39.09        40.19      5,957.13
                                                      2008     40.19        24.71      5,008.81
                                                      2009     24.71        30.49      4,591.51

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.32          0.00
                                                        2002      8.32         7.19          0.00
                                                        2003      7.19         9.30          0.00
                                                        2004      9.30        10.89      1,890.90
                                                        2005     10.89        12.42      2,132.40
                                                        2006     12.42        15.41      4,003.04
                                                        2007     15.41        17.10      4,210.59
                                                        2008     17.10         9.65      9,843.48
                                                        2009      9.65        12.44      2,265.59

MFS(R) Total Return Division (Class E)/(i)/............ 2004     32.35        35.01        882.32
                                                        2005     35.01        35.24      3,087.82
                                                        2006     35.24        38.61      4,528.37
                                                        2007     38.61        39.34      5,773.91
                                                        2008     39.34        29.90      4,461.81
                                                        2009     29.90        34.62      4,451.71

MFS(R) Value Division (Class E)/(c)/................... 2001     11.42        11.22          0.00
                                                        2002     11.22         9.41        452.22
                                                        2003      9.41        11.54      3,728.72
                                                        2004     11.54        12.57     12,975.29
                                                        2005     12.57        12.12     18,178.87
                                                        2006     12.12        13.99     11,545.93
                                                        2007     13.99        13.15      5,928.63
                                                        2008     13.15         8.54      5,130.02
                                                        2009      8.54        10.09     14,705.70

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.19         8.41          0.00
                                                        2002      8.41         6.86          0.00
                                                        2003      6.86         9.22      4,989.68
                                                        2004      9.22        10.77      6,126.00
                                                        2005     10.77        11.92      6,323.60
                                                        2006     11.92        14.66      9,356.52
                                                        2007     14.66        15.86      9,687.70
                                                        2008     15.86         8.98     12,765.86
                                                        2009      8.98        11.29      4,128.68

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.06        14.71          0.00
                                                        2002     14.71        13.00         15.10
                                                        2003     13.00        17.35      2,461.55
                                                        2004     17.35        20.85      6,286.78
                                                        2005     20.85        22.88     11,425.30
                                                        2006     22.88        24.92     10,992.12
                                                        2007     24.92        25.18      7,516.64
                                                        2008     25.18        12.96      5,753.49
                                                        2009     12.96        18.76      6,165.22

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.51       $11.76          0.00
                                                        2002     11.76         9.65        510.64
                                                        2003      9.65        12.32      4,353.82
                                                        2004     12.32        14.00      2,880.34
                                                        2005     14.00        15.91      1,804.42
                                                        2006     15.91        18.15      2,621.75
                                                        2007     18.15        18.88      2,109.23
                                                        2008     18.88        10.99         94.62
                                                        2009     10.99        15.07        789.21

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.21        10.37          0.00
                                                        2002     10.37        11.10      5,560.30
                                                        2003     11.10        11.35     13,991.48
                                                        2004     11.35        11.67     19,241.45
                                                        2005     11.67        11.69     21,778.69
                                                        2006     11.69        11.97     15,981.58
                                                        2007     11.97        12.61     12,941.28
                                                        2008     12.61        12.40     10,789.64
                                                        2009     12.40        14.35     13,615.10

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.05          0.00
                                                        2002      6.05         2.92          0.00
                                                        2003      2.92         4.51      2,525.77
                                                        2004      4.51         4.22     10,928.51
                                                        2005      4.22         4.59     15,970.17
                                                        2006      4.59         4.74     10,067.59
                                                        2007      4.74         6.11      3,492.25
                                                        2008      6.11         3.32      3,695.48
                                                        2009      3.32         5.17      8,632.04

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.78        11.69          0.00
                                                        2002     11.69         9.08          0.00
                                                        2003      9.08        12.98      3,159.74
                                                        2004     12.98        14.93      8,039.99
                                                        2005     14.93        15.26      7,340.29
                                                        2006     15.26        17.58      6,784.95
                                                        2007     17.58        16.92      3,723.22
                                                        2008     16.92        11.00      3,510.11
                                                        2009     11.00        13.55      2,767.31

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.41        11.25          0.00
                                                        2002     11.25         8.44          0.00
                                                        2003      8.44        10.79      4,857.53
                                                        2004     10.79        11.59      7,296.27
                                                        2005     11.59        12.08      2,894.32
                                                        2006     12.08        13.36      3,096.27
                                                        2007     13.36        14.28      6,386.93
                                                        2008     14.28         8.11      1,575.09
                                                        2009      8.11        11.37        802.27

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.61       $ 8.20          0.00
                                                        2002      8.20         4.49          0.00
                                                        2003      4.49         6.01      2,791.91
                                                        2004      6.01         6.94      4,347.21
                                                        2005      6.94         7.79      7,750.61
                                                        2006      7.79         8.11     12,151.86
                                                        2007      8.11         9.33     20,990.02
                                                        2008      9.33         5.51     13,390.29
                                                        2009      5.51         7.85     10,699.03

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.87        11.65          0.00
                                                        2002     11.65         8.34      2,647.73
                                                        2003      8.34        11.49      3,662.29
                                                        2004     11.49        12.48      7,272.47
                                                        2005     12.48        13.54      7,167.74
                                                        2006     13.54        13.74      7,577.63
                                                        2007     13.74        14.75      2,731.95
                                                        2008     14.75         9.20      5,374.35
                                                        2009      9.20        12.50      5,235.87

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.81        15.05          0.00
                                                        2002     15.05        16.11      1,370.65
                                                        2003     16.11        17.74      4,368.70
                                                        2004     17.74        18.48     15,634.08
                                                        2005     18.48        18.58     27,090.19
                                                        2006     18.58        19.06     19,229.37
                                                        2007     19.06        19.38      7,765.58
                                                        2008     19.38        16.10      3,497.56
                                                        2009     16.10        20.80      4,271.66

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.77        14.00          0.00
                                                        2002     14.00        14.74      3,214.41
                                                        2003     14.74        14.65      1,396.86
                                                        2004     14.65        14.74      3,657.61
                                                        2005     14.74        14.66      5,346.73
                                                        2006     14.66        14.92      4,542.12
                                                        2007     14.92        15.20      4,542.45
                                                        2008     15.20        14.81      3,729.57
                                                        2009     14.81        15.11      1,843.71

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.10 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.73      $ 14.33          0.00
                                                       2007     14.33        14.47          0.00
                                                       2008     14.47        12.83          0.00
                                                       2009     12.83        14.12          0.00

American Funds Global Small
  Capitalization Division+ (Class 2)/(c)/............. 2001     13.48        13.13          0.00
                                                       2002     13.13        10.39          0.00
                                                       2003     10.39        15.60          0.00
                                                       2004     15.60        18.44      3,983.48
                                                       2005     18.44        22.60      1,531.76
                                                       2006     22.60        27.41        580.64
                                                       2007     27.41        32.54      2,094.91
                                                       2008     32.54        14.78        449.44
                                                       2009     14.78        23.32        371.54

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    109.20        98.62          0.00
                                                       2002     98.62        72.84          0.00
                                                       2003     72.84        97.44          0.00
                                                       2004     97.44       107.17        716.00
                                                       2005    107.17       121.76        366.58
                                                       2006    121.76       131.22        383.54
                                                       2007    131.22       144.13        181.86
                                                       2008    144.13        78.95         53.98
                                                       2009     78.95       107.61         52.06

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     76.61        73.35          0.00
                                                       2002     73.35        58.56          0.00
                                                       2003     58.56        75.83          0.00
                                                       2004     75.83        81.83      2,731.57
                                                       2005     81.83        84.68      2,592.29
                                                       2006     84.68        95.39      2,650.19
                                                       2007     95.39        97.96      2,551.11
                                                       2008     97.96        59.52      2,823.48
                                                       2009     59.52        76.38      2,818.47

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.41        10.63          0.00
                                                       2002     10.63         8.57          0.00
                                                       2003      8.57        10.74          3.09
                                                       2004     10.74        12.41      2,251.97
                                                       2005     12.41        14.32          0.00
                                                       2006     14.32        16.30          0.00
                                                       2007     16.30        17.59        392.71
                                                       2008     17.59         9.61      2,297.01
                                                       2009      9.61        11.48        391.13

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.97      $ 11.15          0.00
                                                     2002     11.15        12.02          0.00
                                                     2003     12.02        12.18      4,456.90
                                                     2004     12.18        12.40     17,769.39
                                                     2005     12.40        12.38     12,342.43
                                                     2006     12.38        12.60     10,119.40
                                                     2007     12.60        13.16      7,172.78
                                                     2008     13.16        13.63      5,298.27
                                                     2009     13.63        14.03      5,693.30

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.87        31.85          0.00
                                                     2002     31.85        22.21          0.00
                                                     2003     22.21        30.57          0.00
                                                     2004     30.57        33.76          0.00
                                                     2005     33.76        36.55          0.00
                                                     2006     36.55        38.13          0.00
                                                     2007     38.13        44.95          0.00
                                                     2008     44.95        23.86          0.00
                                                     2009     23.86        34.86          0.00

BlackRock Bond Income Division (Class E)/(a)/....... 2002     37.35        39.22          0.00
                                                     2003     39.22        40.59          0.00
                                                     2004     40.59        41.45      4,339.89
                                                     2005     41.45        41.50      3,421.54
                                                     2006     41.50        42.38      3,421.55
                                                     2007     42.38        44.03      3,422.82
                                                     2008     44.03        41.58      3,760.89
                                                     2009     41.58        44.50      3,760.89

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     36.15        37.04          0.00
                                                     2002     37.04       317.68          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.42        32.49          0.00
                                                     2002     32.49        27.38          0.00
                                                     2003     27.38        32.28      1,614.10
                                                     2004     32.28        34.23         22.49
                                                     2005     34.23        34.51          0.00
                                                     2006     34.51        37.28          0.00
                                                     2007     37.28        38.59          0.00
                                                     2008     38.59        28.38          0.00
                                                     2009     28.38        32.56          0.00

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     67.66        67.97        153.18
                                                     2008     67.97        41.76        152.77
                                                     2009     41.76        48.78        152.59

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $62.14       $57.83          0.00
                                                   2002     57.83        41.78          0.00
                                                   2003     41.78        53.21          0.00
                                                   2004     53.21        57.68          0.00
                                                   2005     57.68        58.43          0.00
                                                   2006     58.43        65.19          0.00
                                                   2007     65.19        68.23          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88          0.00
                                                   2003      7.88        10.45          0.00
                                                   2004     10.45        11.60          0.00
                                                   2005     11.60        12.01          0.00
                                                   2006     12.01        14.02      2,304.95
                                                   2007     14.02        14.17          0.00
                                                   2008     14.17         9.01          0.00
                                                   2009      9.01         9.81          0.00

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.70        19.50     10,309.05
                                                   2004     19.50        19.25      6,499.08
                                                   2005     19.25        19.37          0.00
                                                   2006     19.37        19.85          0.00
                                                   2007     19.85        20.39          0.00
                                                   2008     20.39        20.51          0.00
                                                   2009     20.51        20.14          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.11        13.83          0.00
                                                   2002     13.83        10.63          0.00
                                                   2003     10.63        15.61          0.00
                                                   2004     15.61        17.60          0.00
                                                   2005     17.60        17.92        800.60
                                                   2006     17.92        20.47        652.42
                                                   2007     20.47        19.32        677.49
                                                   2008     19.32        11.63        673.12
                                                   2009     11.63        12.87        772.94

Davis Venture Value Division (Class E)/(c)/....... 2001     25.92        25.15          0.00
                                                   2002     25.15        20.55          0.00
                                                   2003     20.55        26.31          0.00
                                                   2004     26.31        28.89        838.36
                                                   2005     28.89        31.16        242.71
                                                   2006     31.16        34.91        847.27
                                                   2007     34.91        35.69         96.69
                                                   2008     35.69        21.16         96.43
                                                   2009     21.16        27.31         96.30

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.65       $15.15          0.00
                                                      2002     15.15        10.51          0.00
                                                      2003     10.51        13.85          0.00
                                                      2004     13.85        15.86          0.00
                                                      2005     15.86        16.58          0.00
                                                      2006     16.58        18.13          0.00
                                                      2007     18.13        19.21          0.00
                                                      2008     19.21         8.39        692.22
                                                      2009      8.39        10.99      1,839.07

FI Value Leaders Division (Class E)/(d)/............. 2002     21.34        17.49          0.00
                                                      2003     17.49        21.70          0.00
                                                      2004     21.70        24.13          0.00
                                                      2005     24.13        26.12          0.00
                                                      2006     26.12        28.59          0.00
                                                      2007     28.59        29.13          0.00
                                                      2008     29.13        17.38          0.00
                                                      2009     17.38        20.71          0.00

Harris Oakmark International Division (Class E)/(d)/. 2002     10.55         8.76          0.00
                                                      2003      8.76        11.59          5.64
                                                      2004     11.59        13.70      1,324.92
                                                      2005     13.70        15.33      1,413.33
                                                      2006     15.33        19.37      1,460.31
                                                      2007     19.37        18.77          0.00
                                                      2008     18.77        10.87          0.00
                                                      2009     10.87        16.53          0.00

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.93         4.70          0.00
                                                      2006      4.70         4.72          0.00
                                                      2007      4.72         5.16          0.00
                                                      2008      5.16         3.20          0.00
                                                      2009      3.20         4.39      4,822.35

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.34         4.86          0.00
                                                      2002      4.86         3.38          0.00
                                                      2003      3.38         4.16          0.00
                                                      2004      4.16         4.26          0.00
                                                      2005      4.26         3.89          0.00

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.35         9.59          0.00
                                                      2003      9.59        11.87          0.00
                                                      2004     11.87        13.30      1,453.21
                                                      2005     13.30        14.10      1,413.09
                                                      2006     14.10        15.84      1,338.61
                                                      2007     15.84        15.10      1,351.21
                                                      2008     15.10         9.13      1,760.51
                                                      2009      9.13        12.24      1,669.80

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.48       $ 6.65          0.00
                                                          2004      6.65         7.07      1,156.46
                                                          2005      7.07         7.87          0.00
                                                          2006      7.87         7.59          0.00
                                                          2007      7.59         7.60          0.00
                                                          2008      7.60         4.54          0.00
                                                          2009      4.54         5.92          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71          0.00
                                                          2002      7.71         5.23          0.00
                                                          2003      5.23         5.48          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.98         9.58          0.00
                                                          2007      9.58         8.84          0.00
                                                          2008      8.84         3.93          0.00
                                                          2009      3.93         5.31          0.00

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.58         8.14          0.00
                                                          2002      8.14         6.35          0.00
                                                          2003      6.35         7.56          0.00
                                                          2004      7.56         8.24          0.00
                                                          2005      8.24         8.64          0.00
                                                          2006      8.64         9.01          0.00

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.81        21.29          0.00
                                                          2002     21.29        16.33          0.00
                                                          2003     16.33        21.80          0.00
                                                          2004     21.80        24.80          0.00
                                                          2005     24.80        25.94          0.00
                                                          2006     25.94        29.59         71.22
                                                          2007     29.59        32.37        484.67
                                                          2008     32.37        20.29          0.00
                                                          2009     20.29        25.84          0.00

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.75          0.00
                                                          2002      8.75         6.18          0.00
                                                          2003      6.18         8.76          0.00
                                                          2004      8.76         9.54      1,012.21
                                                          2005      9.54         9.76        154.87
                                                          2006      9.76        10.50        160.79
                                                          2007     10.50        10.74        161.35
                                                          2008     10.74         6.17        178.53
                                                          2009      6.17         7.85        184.72

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.42       $10.05          0.00
                                                     2003     10.05        11.75          0.00
                                                     2004     11.75        12.46        232.34
                                                     2005     12.46        12.39        249.05
                                                     2006     12.39        13.25        413.51
                                                     2007     13.25        13.85        634.75
                                                     2008     13.85        11.05        576.84
                                                     2009     11.05        14.81      1,846.69

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.43        10.15          0.00
                                                     2002     10.15        15.12          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.18         8.41          0.00
                                                     2003      8.41        11.46          0.00
                                                     2004     11.46        11.96          0.00
                                                     2005     11.96        12.70          0.00
                                                     2006     12.70        14.21          0.00
                                                     2007     14.21        15.47          0.00
                                                     2008     15.47         9.28          0.00
                                                     2009      9.28        12.18          0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     23.97        24.73          0.00
                                                     2002     24.73        22.04          0.00
                                                     2003     22.04        28.58          0.00
                                                     2004     28.58        30.72      4,880.56
                                                     2005     30.72        33.04      2,649.24
                                                     2006     33.04        36.33      2,876.74
                                                     2007     36.33        33.09      2,670.70
                                                     2008     33.09        17.47      2,859.29
                                                     2009     17.47        24.17      2,856.61

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.35        10.21          0.00
                                                     2002     10.21         8.50          0.00
                                                     2003      8.50        11.21      1,680.08
                                                     2004     11.21        12.72      2,445.94
                                                     2005     12.72        13.97      1,865.35
                                                     2006     13.97        15.03        936.27
                                                     2007     15.03        15.85        912.99
                                                     2008     15.85         9.88        889.13
                                                     2009      9.88        13.25        785.91

MetLife Stock Index Division (Class E)/(c)/......... 2001    $35.22       $33.16          0.00
                                                     2002     33.16        25.19          0.00
                                                     2003     25.19        31.57      1,806.59
                                                     2004     31.57        34.12      5,179.98
                                                     2005     34.12        34.92      4,884.04
                                                     2006     34.92        39.42      2,727.04
                                                     2007     39.42        40.55      2,578.95
                                                     2008     40.55        24.94      3,143.15
                                                     2009     24.94        30.79      3,069.05

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.99       $ 8.33          0.00
                                                        2002      8.33         7.21          0.00
                                                        2003      7.21         9.33          3.56
                                                        2004      9.33        10.93          0.00
                                                        2005     10.93        12.47          0.00
                                                        2006     12.47        15.48        852.01
                                                        2007     15.48        17.19          0.00
                                                        2008     17.19         9.70      1,330.87
                                                        2009      9.70        12.52          0.00

MFS(R) Total Return Division (Class E)/(i)/............ 2004     32.63        35.32         35.99
                                                        2005     35.32        35.57        109.42
                                                        2006     35.57        38.99          0.00
                                                        2007     38.99        39.75          0.00
                                                        2008     39.75        30.22          0.00
                                                        2009     30.22        35.01          0.00

MFS(R) Value Division (Class E)/(c)/................... 2001     11.43        11.24          0.00
                                                        2002     11.24         9.43          0.00
                                                        2003      9.43        11.57          0.01
                                                        2004     11.57        12.61      5,382.22
                                                        2005     12.61        12.16      3,600.08
                                                        2006     12.16        14.04        548.12
                                                        2007     14.04        13.21        711.47
                                                        2008     13.21         8.59      3,088.72
                                                        2009      8.59        10.15        550.97

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.20         8.42          0.00
                                                        2002      8.42         6.87          0.00
                                                        2003      6.87         9.24      3,189.32
                                                        2004      9.24        10.81      9,188.40
                                                        2005     10.81        11.96      8,970.87
                                                        2006     11.96        14.72      6,928.56
                                                        2007     14.72        15.93      6,816.87
                                                        2008     15.93         9.02      7,643.34
                                                        2009      9.02        11.35      7,523.15

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.08        14.73          0.00
                                                        2002     14.73        13.03          0.00
                                                        2003     13.03        17.40          0.00
                                                        2004     17.40        20.92      1,740.56
                                                        2005     20.92        22.96      2,492.09
                                                        2006     22.96        25.02        330.38
                                                        2007     25.02        25.30        109.60
                                                        2008     25.30        13.03          0.00
                                                        2009     13.03        18.86          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.54       $11.79          0.00
                                                        2002     11.79         9.68          0.00
                                                        2003      9.68        12.36          0.00
                                                        2004     12.36        14.06          0.00
                                                        2005     14.06        15.98          0.00
                                                        2006     15.98        18.24          0.00
                                                        2007     18.24        18.98          0.00
                                                        2008     18.98        11.06          0.00
                                                        2009     11.06        15.17          0.00

PIMCO Total Return Division (Class E)(c)............... 2001     10.21        10.38          0.00
                                                        2002     10.38        11.11          0.00
                                                        2003     11.11        11.37          0.00
                                                        2004     11.37        11.69     16,904.50
                                                        2005     11.69        11.72     10,819.18
                                                        2006     11.72        12.01      5,889.24
                                                        2007     12.01        12.66     12,817.39
                                                        2008     12.66        12.45      4,200.08
                                                        2009     12.45        14.41      7,586.50

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.05          0.00
                                                        2002      6.05         2.93          0.00
                                                        2003      2.93         4.51          0.00
                                                        2004      4.51         4.23     55,505.31
                                                        2005      4.23         4.61        441.09
                                                        2006      4.61         4.75          0.00
                                                        2007      4.75         6.13      3,322.48
                                                        2008      6.13         3.33          0.00
                                                        2009      3.33         5.20      4,697.26

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.80        11.71          0.00
                                                        2002     11.71         9.10          0.00
                                                        2003      9.10        13.02        724.48
                                                        2004     13.02        14.98      4,707.88
                                                        2005     14.98        15.31      4,486.20
                                                        2006     15.31        17.65      3,938.41
                                                        2007     17.65        17.00      3,733.40
                                                        2008     17.00        11.05      3,891.81
                                                        2009     11.05        13.62      3,891.82

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.43        11.26          0.00
                                                        2002     11.26         8.46          0.00
                                                        2003      8.46        10.82          0.00
                                                        2004     10.82        11.63          0.00
                                                        2005     11.63        12.12          0.00
                                                        2006     12.12        13.41          0.00
                                                        2007     13.41        14.35        240.96
                                                        2008     14.35         8.15        240.30
                                                        2009      8.15        11.43        239.97

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.61       $ 8.20          0.00
                                                        2002      8.20         4.49          0.00
                                                        2003      4.49         6.02          0.00
                                                        2004      6.02         6.96          0.00
                                                        2005      6.96         7.80          0.00
                                                        2006      7.80         8.13      1,209.47
                                                        2007      8.13         9.36      9,234.82
                                                        2008      9.36         5.54      3,048.16
                                                        2009      5.54         7.89          0.00

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.90        11.68          0.00
                                                        2002     11.68         8.37          0.00
                                                        2003      8.37        11.53          0.00
                                                        2004     11.53        12.53          0.00
                                                        2005     12.53        13.60          0.00
                                                        2006     13.60        13.81          0.00
                                                        2007     13.81        14.83          0.00
                                                        2008     14.83         9.25      1,567.91
                                                        2009      9.25        12.58          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.86        15.10          0.00
                                                        2002     15.10        16.18          0.00
                                                        2003     16.18        17.82          0.00
                                                        2004     17.82        18.58        154.95
                                                        2005     18.58        18.68      3,008.17
                                                        2006     18.68        19.18      3,832.95
                                                        2007     19.18        19.51        182.73
                                                        2008     19.51        16.22        136.88
                                                        2009     16.22        20.96        133.13

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.81        14.05          0.00
                                                        2002     14.05        14.80          0.00
                                                        2003     14.80        14.72          0.00
                                                        2004     14.72        14.82          0.00
                                                        2005     14.82        14.74          0.00
                                                        2006     14.74        15.01          0.00
                                                        2007     15.01        15.30          0.00
                                                        2008     15.30        14.92          0.00
                                                        2009     14.92        15.22          0.00

                                 GROUP I--PREFERENCE PLUS SELECT
                              E SHARE AND AMERICAN FUNDS(R) CLASS 2
                                  2.20 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.60      $ 14.19      2,123.12
                                                       2007     14.19        14.32      2,380.35
                                                       2008     14.32        12.68        999.69
                                                       2009     12.68        13.95        739.91

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.44        13.08          0.00
                                                       2002     13.08        10.34      6,017.75
                                                       2003     10.34        15.51      8,364.02
                                                       2004     15.51        18.31          0.00
                                                       2005     18.31        22.42     14,287.71
                                                       2006     22.42        27.18     13,354.79
                                                       2007     27.18        32.23     13,953.89
                                                       2008     32.23        14.63     11,825.74
                                                       2009     14.63        23.05      5,507.31

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    107.26        96.82          0.00
                                                       2002     96.82        71.44      2,150.86
                                                       2003     71.44        95.47      4,971.32
                                                       2004     95.47       104.90          0.00
                                                       2005    104.90       119.06      5,197.63
                                                       2006    119.06       128.19      3,907.04
                                                       2007    128.19       140.66      4,040.66
                                                       2008    140.66        76.97      3,454.38
                                                       2009     76.97       104.81      1,854.41

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     75.25        72.01          0.00
                                                       2002     72.01        57.44      3,220.38
                                                       2003     57.44        74.30      5,358.01
                                                       2004     74.30        80.10          0.00
                                                       2005     80.10        82.80      6,733.74
                                                       2006     82.80        93.18      5,902.55
                                                       2007     93.18        95.60      5,633.63
                                                       2008     95.60        58.03      5,033.34
                                                       2009     58.03        74.39      1,841.59

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.29        10.52          0.00
                                                       2002     10.52         8.48      4,166.94
                                                       2003      8.48        10.60      5,892.03
                                                       2004     10.60        12.24      5,831.75
                                                       2005     12.24        14.11      6,998.46
                                                       2006     14.11        16.05      6,823.83
                                                       2007     16.05        17.30      7,640.32
                                                       2008     17.30         9.44      6,466.56
                                                       2009      9.44        11.26      3,627.63

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.94       $11.12          0.00
                                                     2002     11.12        11.97     17,151.54
                                                     2003     11.97        12.12     28,736.67
                                                     2004     12.12        12.32     35,371.12
                                                     2005     12.32        12.29     35,569.45
                                                     2006     12.29        12.49     37,573.50
                                                     2007     12.49        13.04     43,337.63
                                                     2008     13.04        13.49     30,487.80
                                                     2009     13.49        13.88     12,285.25

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.42        31.42          0.00
                                                     2002     31.42        21.88      1,855.91
                                                     2003     21.88        30.10      2,253.24
                                                     2004     30.10        33.20      1,610.53
                                                     2005     33.20        35.91      1,275.09
                                                     2006     35.91        37.43      1,200.71
                                                     2007     37.43        44.07      1,343.98
                                                     2008     44.07        23.37      1,358.97
                                                     2009     23.37        34.11          0.00

BlackRock Bond Income Division (Class E)/(a)/....... 2002     36.65        38.47      3,111.33
                                                     2003     38.47        39.77      6,381.98
                                                     2004     39.77        40.57      4,739.42
                                                     2005     40.57        40.58      3,844.39
                                                     2006     40.58        41.39      3,834.33
                                                     2007     41.39        42.97      2,508.67
                                                     2008     42.97        40.53      2,988.20
                                                     2009     40.53        43.33      1,765.53

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     35.50        36.36          0.00
                                                     2002     36.36        36.69          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     32.92        31.99          0.00
                                                     2002     31.99        26.93      2,010.35
                                                     2003     26.93        31.72      6,110.02
                                                     2004     31.72        33.60      9,242.23
                                                     2005     33.60        33.84      7,562.23
                                                     2006     33.84        36.53      4,814.42
                                                     2007     36.53        37.77      6,284.90
                                                     2008     37.77        27.75      3,575.93
                                                     2009     27.75        31.80      3,356.31

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     66.06        66.33      2,418.29
                                                     2008     66.33        40.71      1,550.72
                                                     2009     40.71        47.51        989.59

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $61.03       $56.77          0.00
                                                   2002     56.77        40.98      1,479.10
                                                   2003     40.98        52.13      3,887.90
                                                   2004     52.13        56.45      2,986.47
                                                   2005     56.45        57.13      2,793.92
                                                   2006     57.13        63.67      2,571.59
                                                   2007     63.67        66.62          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88          0.00
                                                   2003      7.88        10.44      2,991.68
                                                   2004     10.44        11.57      2,375.07
                                                   2005     11.57        11.96      2,491.95
                                                   2006     11.96        13.95     13,309.15
                                                   2007     13.95        14.09     14,568.90
                                                   2008     14.09         8.95     12,001.48
                                                   2009      8.95         9.74      8,857.78

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.31        19.11          0.00
                                                   2004     19.11        18.84          0.00
                                                   2005     18.84        18.94          0.00
                                                   2006     18.94        19.39          0.00
                                                   2007     19.39        19.90          0.00
                                                   2008     19.90        19.99          0.00
                                                   2009     19.99        19.62          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.09        13.81          0.00
                                                   2002     13.81        10.60     22,554.06
                                                   2003     10.60        15.55     42,084.70
                                                   2004     15.55        17.52     38,252.34
                                                   2005     17.52        17.82     34,201.05
                                                   2006     17.82        20.34     25,485.16
                                                   2007     20.34        19.18     24,373.18
                                                   2008     19.18        11.54     22,958.02
                                                   2009     11.54        12.74     10,200.31

Davis Venture Value Division (Class E)/(c)/....... 2001     25.75        24.97          0.00
                                                   2002     24.97        20.38      3,703.42
                                                   2003     20.38        26.07      5,496.37
                                                   2004     26.07        28.60      4,415.95
                                                   2005     28.60        30.81      4,184.02
                                                   2006     30.81        34.49      4,121.65
                                                   2007     34.49        35.23      3,091.65
                                                   2008     35.23        20.86      1,217.06
                                                   2009     20.86        26.90        194.89

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.57       $15.08          0.00
                                                      2002     15.08        10.45        402.13
                                                      2003     10.45        13.75      1,344.02
                                                      2004     13.75        15.74      5,351.17
                                                      2005     15.74        16.43      6,944.69
                                                      2006     16.43        17.95      5,802.84
                                                      2007     17.95        19.00      5,686.38
                                                      2008     19.00         8.29      5,377.86
                                                      2009      8.29        10.85      4,387.83

FI Value Leaders Division (Class E)/(d)/............. 2002     21.15        17.32          0.00
                                                      2003     17.32        21.47        161.31
                                                      2004     21.47        23.85        107.46
                                                      2005     23.85        25.79        155.91
                                                      2006     25.79        28.20        502.38
                                                      2007     28.20        28.70        899.57
                                                      2008     28.70        17.11        823.33
                                                      2009     17.11        20.37        361.13

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.75      1,214.74
                                                      2003      8.75        11.56      3,729.27
                                                      2004     11.56        13.65      4,545.10
                                                      2005     13.65        15.27      5,027.55
                                                      2006     15.27        19.26      9,330.71
                                                      2007     19.26        18.65      8,520.04
                                                      2008     18.65        10.79      6,950.06
                                                      2009     10.79        16.40      5,378.00

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.91         4.68      6,326.30
                                                      2006      4.68         4.69      5,318.54
                                                      2007      4.69         5.12      3,451.85
                                                      2008      5.12         3.18        364.26
                                                      2009      3.18         4.35        363.30

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.33         4.85          0.00
                                                      2002      4.85         3.37      5,281.47
                                                      2003      3.37         4.15      6,769.50
                                                      2004      4.15         4.24      6,901.45
                                                      2005      4.24         3.87      6,737.43

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.34         9.58          0.00
                                                      2003      9.58        11.84      2,804.64
                                                      2004     11.84        13.26      2,127.48
                                                      2005     13.26        14.04      2,161.09
                                                      2006     14.04        15.76        615.42
                                                      2007     15.76        15.01      1,479.70
                                                      2008     15.01         9.06        734.31
                                                      2009      9.06        12.14          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.47       $ 6.63      8,195.17
                                                          2004      6.63         7.05      7,495.14
                                                          2005      7.05         7.84      6,267.96
                                                          2006      7.84         7.54      5,153.09
                                                          2007      7.54         7.55      3,099.99
                                                          2008      7.55         4.50        395.90
                                                          2009      4.50         5.87          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.84         7.70          0.00
                                                          2002      7.70         5.22      7,371.34
                                                          2003      5.22         5.47          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.91         9.51      1,956.46
                                                          2007      9.51         8.76      1,347.02
                                                          2008      8.76         3.89          0.00
                                                          2009      3.89         5.25          0.00

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.56         8.11          0.00
                                                          2002      8.11         6.33          0.00
                                                          2003      6.33         7.52          0.00
                                                          2004      7.52         8.19      2,025.85
                                                          2005      8.19         8.58      2,100.49
                                                          2006      8.58         8.95      2,138.79

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.65        21.13          0.00
                                                          2002     21.13        16.19        508.53
                                                          2003     16.19        21.59        538.84
                                                          2004     21.59        24.54        475.57
                                                          2005     24.54        25.63        353.93
                                                          2006     25.63        29.22        272.81
                                                          2007     29.22        31.93        464.04
                                                          2008     31.93        19.99        234.09
                                                          2009     19.99        25.43         38.68

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.15         8.74          0.00
                                                          2002      8.74         6.17          0.00
                                                          2003      6.17         8.74      3,807.57
                                                          2004      8.74         9.50      2,792.68
                                                          2005      9.50         9.71      2,264.89
                                                          2006      9.71        10.44      2,225.35
                                                          2007     10.44        10.67      4,824.55
                                                          2008     10.67         6.12      5,029.95
                                                          2009      6.12         7.78      4,439.82

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.36       $10.00      6,533.47
                                                     2003     10.00        11.67      8,956.29
                                                     2004     11.67        12.36      7,789.76
                                                     2005     12.36        12.28      7,845.59
                                                     2006     12.28        13.12      8,409.75
                                                     2007     13.12        13.70      9,612.40
                                                     2008     13.70        10.92      8,504.41
                                                     2009     10.92        14.62      1,603.48

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.39        10.10          0.00
                                                     2002     10.10        10.36          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.18         8.40         20.25
                                                     2003      8.40        11.43        191.63
                                                     2004     11.43        11.92        645.80
                                                     2005     11.92        12.65        706.69
                                                     2006     12.65        14.13      1,007.57
                                                     2007     14.13        15.37      1,653.95
                                                     2008     15.37         9.22      1,736.38
                                                     2009      9.22        12.08      1,051.30

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     23.78        24.51          0.00
                                                     2002     24.51        21.82      8,486.56
                                                     2003     21.82        28.28      9,934.08
                                                     2004     28.28        30.37     10,655.30
                                                     2005     30.37        32.62     11,623.48
                                                     2006     32.62        35.84      7,019.33
                                                     2007     35.84        32.60      5,840.98
                                                     2008     32.60        17.19      2,287.55
                                                     2009     17.19        23.77        242.78

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.34        10.20          0.00
                                                     2002     10.20         8.47      9,926.19
                                                     2003      8.47        11.17     16,315.81
                                                     2004     11.17        12.67     13,786.33
                                                     2005     12.67        13.90     12,756.91
                                                     2006     13.90        14.94      9,929.96
                                                     2007     14.94        15.73      9,791.05
                                                     2008     15.73         9.80     15,156.26
                                                     2009      9.80        13.12      3,748.36

MetLife Stock Index Division (Class E)/(c)/......... 2001     34.82        32.77          0.00
                                                     2002     32.77        24.87      6,758.16
                                                     2003     24.87        31.14     15,955.01
                                                     2004     31.14        33.63     20,967.77
                                                     2005     33.63        34.38     26,625.93
                                                     2006     34.38        38.77     20,787.02
                                                     2007     38.77        39.84     20,126.01
                                                     2008     39.84        24.48     19,728.37
                                                     2009     24.48        30.19      8,194.37

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.31          0.00
                                                        2002      8.31         7.18      3,596.07
                                                        2003      7.18         9.28      8,062.95
                                                        2004      9.28        10.87      7,188.80
                                                        2005     10.87        12.39      6,999.89
                                                        2006     12.39        15.37     11,802.81
                                                        2007     15.37        17.04     10,070.37
                                                        2008     17.04         9.61      9,851.45
                                                        2009      9.61        12.39      3,764.65

MFS(R) Total Return Division (Class E)/(i)/............ 2004     32.08        34.70         28.24
                                                        2005     34.70        34.91        775.56
                                                        2006     34.91        38.23        924.44
                                                        2007     38.23        38.94      2,214.75
                                                        2008     38.94        29.57      1,530.69
                                                        2009     29.57        34.23      1,670.50

MFS(R) Value Division (Class E)/(c)/................... 2001     11.40        11.20          0.00
                                                        2002     11.20         9.39     14,718.96
                                                        2003      9.39        11.51     24,514.92
                                                        2004     11.51        12.54     21,300.79
                                                        2005     12.54        12.07     16,456.08
                                                        2006     12.07        13.93     16,814.27
                                                        2007     13.93        13.09     15,922.67
                                                        2008     13.09         8.50      6,914.51
                                                        2009      8.50        10.03      2,141.45

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.18         8.39          0.00
                                                        2002      8.39         6.84     13,188.48
                                                        2003      6.84         9.19     20,222.04
                                                        2004      9.19        10.74     11,997.31
                                                        2005     10.74        11.88     17,771.03
                                                        2006     11.88        14.60     10,125.99
                                                        2007     14.60        15.79     11,140.49
                                                        2008     15.79         8.93     11,411.14
                                                        2009      8.93        11.23      4,791.75

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.04        14.69          0.00
                                                        2002     14.69        12.97        663.30
                                                        2003     12.97        17.31      5,687.88
                                                        2004     17.31        20.79      5,466.33
                                                        2005     20.79        22.79      7,226.74
                                                        2006     22.79        24.82      6,017.67
                                                        2007     24.82        25.07      4,776.07
                                                        2008     25.07        12.90      4,784.77
                                                        2009     12.90        18.65      2,352.99

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.48       $11.73          0.00
                                                        2002     11.73         9.62      7,140.87
                                                        2003      9.62        12.28      8,734.24
                                                        2004     12.28        13.95      6,007.99
                                                        2005     13.95        15.84      5,967.34
                                                        2006     15.84        18.06      5,479.88
                                                        2007     18.06        18.78      4,959.54
                                                        2008     18.78        10.93      3,521.96
                                                        2009     10.93        14.98      1,564.57

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.21        10.37          0.00
                                                        2002     10.37        11.09     12,766.34
                                                        2003     11.09        11.33     37,892.75
                                                        2004     11.33        11.65     24,908.18
                                                        2005     11.65        11.66     26,177.95
                                                        2006     11.66        11.94     23,791.41
                                                        2007     11.94        12.57     21,152.02
                                                        2008     12.57        12.35     15,934.59
                                                        2009     12.35        14.29      4,893.70

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.05          0.00
                                                        2002      6.05         2.92     11,803.14
                                                        2003      2.92         4.50     14,996.40
                                                        2004      4.50         4.21     16,099.39
                                                        2005      4.21         4.58     15,790.77
                                                        2006      4.58         4.72     22,838.98
                                                        2007      4.72         6.09     47,468.52
                                                        2008      6.09         3.30     41,025.77
                                                        2009      3.30         5.15      8,819.45

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.76        11.67          0.00
                                                        2002     11.67         9.06      4,782.86
                                                        2003      9.06        12.95      7,467.05
                                                        2004     12.95        14.88      5,583.21
                                                        2005     14.88        15.20      6,267.58
                                                        2006     15.20        17.51      4,443.15
                                                        2007     17.51        16.84      6,010.46
                                                        2008     16.84        10.94      6,532.92
                                                        2009     10.94        13.47      4,123.89

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.40        11.23          0.00
                                                        2002     11.23         8.42        721.00
                                                        2003      8.42        10.76      7,788.87
                                                        2004     10.76        11.56      8,626.86
                                                        2005     11.56        12.04      9,561.01
                                                        2006     12.04        13.30      7,638.78
                                                        2007     13.30        14.22      7,383.94
                                                        2008     14.22         8.07      7,083.74
                                                        2009      8.07        11.31      6,680.93

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.61       $ 8.19          0.00
                                                        2002      8.19         4.48      7,050.36
                                                        2003      4.48         6.00      9,772.60
                                                        2004      6.00         6.93      9,534.74
                                                        2005      6.93         7.77     10,596.73
                                                        2006      7.77         8.08      9,077.24
                                                        2007      8.08         9.30      8,624.70
                                                        2008      9.30         5.49      7,604.48
                                                        2009      5.49         7.82      2,771.87

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.84        11.62          0.00
                                                        2002     11.62         8.32        490.73
                                                        2003      8.32        11.45        833.30
                                                        2004     11.45        12.43        924.10
                                                        2005     12.43        13.48      1,439.23
                                                        2006     13.48        13.67      4,421.55
                                                        2007     13.67        14.67      3,362.26
                                                        2008     14.67         9.15      3,141.10
                                                        2009      9.15        12.42      2,541.62

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.76        15.00          0.00
                                                        2002     15.00        16.04      1,815.51
                                                        2003     16.04        17.66      1,795.85
                                                        2004     17.66        18.39      2,875.95
                                                        2005     18.39        18.47      4,725.75
                                                        2006     18.47        18.95      4,130.05
                                                        2007     18.95        19.26      4,290.27
                                                        2008     19.26        15.99      2,677.83
                                                        2009     15.99        20.64        217.84

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.72        13.95          0.00
                                                        2002     13.95        14.68      8,190.62
                                                        2003     14.68        14.59     12,119.18
                                                        2004     14.59        14.67     10,341.75
                                                        2005     14.67        14.58      9,992.89
                                                        2006     14.58        14.83     11,123.81
                                                        2007     14.83        15.10     10,817.82
                                                        2008     15.10        14.71      9,445.01
                                                        2009     14.71        14.99      3,972.02

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.25 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.54      $ 14.12          0.00
                                                       2007     14.12        14.24          0.00
                                                       2008     14.24        12.61          0.00
                                                       2009     12.61        13.86          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.42        13.06          0.00
                                                       2002     13.06        10.32          0.00
                                                       2003     10.32        15.47      7,432.78
                                                       2004     15.47        18.25      1,724.22
                                                       2005     18.25        22.34        529.95
                                                       2006     22.34        27.06        225.68
                                                       2007     27.06        32.07        143.60
                                                       2008     32.07        14.55         16.15
                                                       2009     14.55        22.91         15.75

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    106.37        96.00          0.00
                                                       2002     96.00        70.80          0.00
                                                       2003     70.80        94.57      6,362.14
                                                       2004     94.57       103.86        308.48
                                                       2005    103.86       117.82         44.81
                                                       2006    117.82       126.79          0.00
                                                       2007    126.79       139.05          0.00
                                                       2008    139.05        76.05          0.00
                                                       2009     76.05       103.51          0.00

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     74.63        71.41          0.00
                                                       2002     71.41        56.92          0.00
                                                       2003     56.92        73.60      4,976.20
                                                       2004     73.60        79.30        207.31
                                                       2005     79.30        81.94        148.26
                                                       2006     81.94        92.17        446.02
                                                       2007     92.17        94.51        126.63
                                                       2008     94.51        57.34         96.65
                                                       2009     57.34        73.47         84.09

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.23        10.46          0.00
                                                       2002     10.46         8.43          0.00
                                                       2003      8.43        10.54      4,356.16
                                                       2004     10.54        12.16         27.68
                                                       2005     12.16        14.01          0.00
                                                       2006     14.01        15.92          0.00
                                                       2007     15.92        17.16          0.00
                                                       2008     17.16         9.36          0.00
                                                       2009      9.36        11.16          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.93      $ 11.10          0.00
                                                     2002     11.10        11.94          0.00
                                                     2003     11.94        12.09     18,272.11
                                                     2004     12.09        12.28      6,452.85
                                                     2005     12.28        12.25     10,388.33
                                                     2006     12.25        12.44      3,833.65
                                                     2007     12.44        12.98      4,058.90
                                                     2008     12.98        13.42      3,042.44
                                                     2009     13.42        13.80      3,187.82

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.20        31.20          0.00
                                                     2002     31.20        21.72          0.00
                                                     2003     21.72        29.86      4,627.03
                                                     2004     29.86        32.93        176.92
                                                     2005     32.93        35.59          0.00
                                                     2006     35.59        37.08          0.00
                                                     2007     37.08        43.64          0.00
                                                     2008     43.64        23.13          0.00
                                                     2009     23.13        33.74          0.00

BlackRock Bond Income Division (Class E)/(a)/....... 2002     36.31        38.09          0.00
                                                     2003     38.09        39.36      1,645.72
                                                     2004     39.36        40.13        673.24
                                                     2005     40.13        40.12         97.76
                                                     2006     40.12        40.91          0.00
                                                     2007     40.91        42.44          0.00
                                                     2008     42.44        40.01          0.00
                                                     2009     40.01        42.76          0.00

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     35.18        36.02          0.00
                                                     2002     36.02       308.82          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     32.68        31.74          0.00
                                                     2002     31.74        26.71          0.00
                                                     2003     26.71        31.45      5,411.12
                                                     2004     31.45        33.29      3,113.55
                                                     2005     33.29        33.51        824.18
                                                     2006     33.51        36.16          0.00
                                                     2007     36.16        37.36          0.00
                                                     2008     37.36        27.44          0.00
                                                     2009     27.44        31.43          0.00

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     65.28        65.52          0.00
                                                     2008     65.52        40.19          0.00
                                                     2009     40.19        46.88          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $60.48       $56.25          0.00
                                                   2002     56.25        40.58          0.00
                                                   2003     40.58        51.60      2,441.30
                                                   2004     51.60        55.85        210.87
                                                   2005     55.85        56.49          0.00
                                                   2006     56.49        62.93          0.00
                                                   2007     62.93        65.83          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.87          0.00
                                                   2003      7.87        10.43      5,264.49
                                                   2004     10.43        11.55        152.42
                                                   2005     11.55        11.94          0.00
                                                   2006     11.94        13.92        103.81
                                                   2007     13.92        14.05        103.61
                                                   2008     14.05         8.92         30.08
                                                   2009      8.92         9.70         29.36

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.12        18.91     23,443.30
                                                   2004     18.91        18.64      2,827.64
                                                   2005     18.64        18.73      1,086.98
                                                   2006     18.73        19.17      1,515.72
                                                   2007     19.17        19.66        852.12
                                                   2008     19.66        19.74      1,571.43
                                                   2009     19.74        19.36      1,562.69

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.09        13.80          0.00
                                                   2002     13.80        10.59          0.00
                                                   2003     10.59        15.53     15,572.16
                                                   2004     15.53        17.48     39,937.50
                                                   2005     17.48        17.77        127.63
                                                   2006     17.77        20.27          0.00
                                                   2007     20.27        19.11          0.00
                                                   2008     19.11        11.49          0.00
                                                   2009     11.49        12.68          0.00

Davis Venture Value Division (Class E)/(c)/....... 2001     25.66        24.88          0.00
                                                   2002     24.88        20.30          0.00
                                                   2003     20.30        25.95      3,488.19
                                                   2004     25.95        28.45          9.60
                                                   2005     28.45        30.64          0.00
                                                   2006     30.64        34.28          0.00
                                                   2007     34.28        35.00          0.00
                                                   2008     35.00        20.71          0.00
                                                   2009     20.71        26.70          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.53       $15.04          0.00
                                                      2002     15.04        10.42          0.00
                                                      2003     10.42        13.71      4,150.28
                                                      2004     13.71        15.68        530.39
                                                      2005     15.68        16.36          0.00
                                                      2006     16.36        17.87          0.00
                                                      2007     17.87        18.90          0.00
                                                      2008     18.90         8.24          0.00
                                                      2009      8.24        10.78          0.00

FI Value Leaders Division (Class E)/(d)/............. 2002     21.06        17.23          0.00
                                                      2003     17.23        21.36        745.92
                                                      2004     21.36        23.71         42.53
                                                      2005     23.71        25.63        420.62
                                                      2006     25.63        28.01        166.40
                                                      2007     28.01        28.49         86.12
                                                      2008     28.49        16.98          0.00
                                                      2009     16.98        20.20          0.00

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.74          0.00
                                                      2003      8.74        11.55          0.00
                                                      2004     11.55        13.63          0.00
                                                      2005     13.63        15.23        945.67
                                                      2006     15.23        19.21      1,047.95
                                                      2007     19.21        18.60        861.08
                                                      2008     18.60        10.76         44.65
                                                      2009     10.76        16.33         43.58

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.90         4.66          0.00
                                                      2006      4.66         4.68          0.00
                                                      2007      4.68         5.10          0.00
                                                      2008      5.10         3.16          0.00
                                                      2009      3.16         4.33          0.00

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.33         4.85          0.00
                                                      2002      4.85         3.37          0.00
                                                      2003      3.37         4.14        589.27
                                                      2004      4.14         4.23          1.89
                                                      2005      4.23         3.86          0.00

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.34         9.57          0.00
                                                      2003      9.57        11.83      1,883.92
                                                      2004     11.83        13.24        779.64
                                                      2005     13.24        14.01          0.00
                                                      2006     14.01        15.72          0.00
                                                      2007     15.72        14.96          0.00
                                                      2008     14.96         9.03          0.00
                                                      2009      9.03        12.09          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/........ 2003    $ 5.46       $ 6.62      1,917.03
                                                             2004      6.62         7.03        264.38
                                                             2005      7.03         7.82          0.00
                                                             2006      7.82         7.52          0.00
                                                             2007      7.52         7.52          0.00
                                                             2008      7.52         4.48          0.00
                                                             2009      4.48         5.84          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)........................ 2001      8.84         7.70          0.00
                                                             2002      7.70         5.21          0.00
                                                             2003      5.21         5.46          0.00

Legg Mason Value Equity (Class E)/(c) (l)/.................. 2006      8.88         9.47          0.00
                                                             2007      9.47         8.72          0.00
                                                             2008      8.72         3.87          0.00
                                                             2009      3.87         5.22          0.00

Legg Mason Value Equity (Class E)/(c) (l)/ (formerly MFS(R)
  Investors Trust Division)................................. 2001      8.55         8.10          0.00
                                                             2002      8.10         6.32          0.00
                                                             2003      6.32         7.51        125.61
                                                             2004      7.51         8.17         12.67
                                                             2005      8.17         8.55          0.00
                                                             2006      8.55         8.92          0.00

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/.......... 2001     21.58        21.05          0.00
                                                             2002     21.05        16.12          0.00
                                                             2003     16.12        21.48         67.95
                                                             2004     21.48        24.41         94.21
                                                             2005     24.41        25.49         24.26
                                                             2006     25.49        29.03          0.00
                                                             2007     29.03        31.71          0.00
                                                             2008     31.71        19.84          0.00
                                                             2009     19.84        25.24          0.00

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/............................................ 2001      9.15         8.74          0.00
                                                             2002      8.74         6.17          0.00
                                                             2003      6.17         8.72      4,773.04
                                                             2004      8.72         9.49        431.63
                                                             2005      9.49         9.69          0.00
                                                             2006      9.69        10.41          0.00
                                                             2007     10.41        10.64          0.00
                                                             2008     10.64         6.10          0.00
                                                             2009      6.10         7.75          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.34       $ 9.97          0.00
                                                     2003      9.97        11.63      6,993.21
                                                     2004     11.63        12.31      1,451.87
                                                     2005     12.31        12.23        872.32
                                                     2006     12.23        13.06        871.10
                                                     2007     13.06        13.63        680.85
                                                     2008     13.63        10.85        472.50
                                                     2009     10.85        14.53        295.22

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.37        10.08          0.00
                                                     2002     10.08        15.01          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.17         8.40          0.00
                                                     2003      8.40        11.42          0.00
                                                     2004     11.42        11.90      1,464.04
                                                     2005     11.90        12.62          0.00
                                                     2006     12.62        14.10          0.00
                                                     2007     14.10        15.33          0.00
                                                     2008     15.33         9.18          0.00
                                                     2009      9.18        12.03          0.00

Met/Artisan Mid Cap Value Division (formerly Harris
  Oakmark Focused Value Division) (Class E)/(c)/.... 2001     23.68        24.41          0.00
                                                     2002     24.41        21.72          0.00
                                                     2003     21.72        28.13      3,928.61
                                                     2004     28.13        30.19        406.11
                                                     2005     30.19        32.42         81.97
                                                     2006     32.42        35.59          0.00
                                                     2007     35.59        32.36          0.00
                                                     2008     32.36        17.06          0.00
                                                     2009     17.06        23.58          0.00

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.33        10.19          0.00
                                                     2002     10.19         8.46          0.00
                                                     2003      8.46        11.15      9,542.64
                                                     2004     11.15        12.64      1,548.24
                                                     2005     12.64        13.86      1,333.13
                                                     2006     13.86        14.89        402.01
                                                     2007     14.89        15.67        391.78
                                                     2008     15.67         9.75        475.29
                                                     2009      9.75        13.06        433.11

MetLife Stock Index Division (Class E)/(c)/......... 2001     34.63        32.58          0.00
                                                     2002     32.58        24.72          0.00
                                                     2003     24.72        30.93     11,621.20
                                                     2004     30.93        33.38      3,131.49
                                                     2005     33.38        34.11      4,354.67
                                                     2006     34.11        38.45      1,429.60
                                                     2007     38.45        39.49      1,397.43
                                                     2008     39.49        24.25      1,702.99
                                                     2009     24.25        29.89      1,703.90

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.32          0.00
                                                        2002      8.32         7.19          0.00
                                                        2003      7.19         9.29        289.80
                                                        2004      9.29        10.86        132.04
                                                        2005     10.86        12.38          0.00
                                                        2006     12.38        15.35          0.00
                                                        2007     15.35        17.01          0.00
                                                        2008     17.01         9.59          0.00
                                                        2009      9.59        12.35          0.00

MFS(R) Total Return Division (Class E)/(i)/............ 2004     31.81        34.39          0.00
                                                        2005     34.39        34.59          0.00
                                                        2006     34.59        37.86          0.00
                                                        2007     37.86        38.54          0.00
                                                        2008     38.54        29.25          0.00
                                                        2009     29.25        33.84          0.00

MFS(R) Value Division (Class E)/(c)/................... 2001     11.38        11.18          0.00
                                                        2002     11.18         9.37          0.00
                                                        2003      9.37        11.48     10,777.24
                                                        2004     11.48        12.50        623.01
                                                        2005     12.50        12.03      1,126.55
                                                        2006     12.03        13.87        599.39
                                                        2007     13.87        13.03        512.49
                                                        2008     13.03         8.46          0.00
                                                        2009      8.46         9.98          0.00

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.16         8.38          0.00
                                                        2002      8.38         6.83          0.00
                                                        2003      6.83         9.17     17,391.18
                                                        2004      9.17        10.71      2,078.05
                                                        2005     10.71        11.84      2,776.80
                                                        2006     11.84        14.54        869.87
                                                        2007     14.54        15.72        793.42
                                                        2008     15.72         8.88      1,059.17
                                                        2009      8.88        11.16        980.53

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.02        14.66          0.00
                                                        2002     14.66        12.95          0.00
                                                        2003     12.95        17.26      6,593.93
                                                        2004     17.26        20.72        519.11
                                                        2005     20.72        22.71         44.14
                                                        2006     22.71        24.72          0.00
                                                        2007     24.72        24.95          0.00
                                                        2008     24.95        12.83          0.00
                                                        2009     12.83        18.55          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.45       $11.70          0.00
                                                        2002     11.70         9.60          0.00
                                                        2003      9.60        12.23      6,892.40
                                                        2004     12.23        13.89        333.78
                                                        2005     13.89        15.77          0.00
                                                        2006     15.77        17.97          0.00
                                                        2007     17.97        18.68          0.00
                                                        2008     18.68        10.86          0.00
                                                        2009     10.86        14.88          0.00

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.21        10.36          0.00
                                                        2002     10.36        11.08          0.00
                                                        2003     11.08        11.32     10,508.38
                                                        2004     11.32        11.62      1,870.39
                                                        2005     11.62        11.63      2,675.31
                                                        2006     11.63        11.90      2,464.08
                                                        2007     11.90        12.53      2,075.26
                                                        2008     12.53        12.30        485.72
                                                        2009     12.30        14.22        303.43

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.04          0.00
                                                        2002      6.04         2.92          0.00
                                                        2003      2.92         4.49     31,466.68
                                                        2004      4.49         4.20      1,651.93
                                                        2005      4.20         4.57          0.00
                                                        2006      4.57         4.71          0.00
                                                        2007      4.71         6.07          0.00
                                                        2008      6.07         3.29          0.00
                                                        2009      3.29         5.13          0.00

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.75        11.65          0.00
                                                        2002     11.65         9.05          0.00
                                                        2003      9.05        12.92      8,898.11
                                                        2004     12.92        14.84        537.77
                                                        2005     14.84        15.15         92.18
                                                        2006     15.15        17.44          0.00
                                                        2007     17.44        16.77          0.00
                                                        2008     16.77        10.89          0.00
                                                        2009     10.89        13.40          0.00

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.38        11.21          0.00
                                                        2002     11.21         8.41          0.00
                                                        2003      8.41        10.73      5,604.29
                                                        2004     10.73        11.52        699.03
                                                        2005     11.52        11.99      1,556.13
                                                        2006     11.99        13.25      1,171.93
                                                        2007     13.25        14.15        994.56
                                                        2008     14.15         8.03        515.64
                                                        2009      8.03        11.24        394.44

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.60       $ 8.19          0.00
                                                        2002      8.19         4.48          0.00
                                                        2003      4.48         5.99     12,477.81
                                                        2004      5.99         6.92      1,182.51
                                                        2005      6.92         7.75          0.00
                                                        2006      7.75         8.06          0.00
                                                        2007      8.06         9.27          0.00
                                                        2008      9.27         5.47          0.00
                                                        2009      5.47         7.78          0.00

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.82        11.59          0.00
                                                        2002     11.59         8.30          0.00
                                                        2003      8.30        11.41     13,994.09
                                                        2004     11.41        12.39        607.24
                                                        2005     12.39        13.42          0.00
                                                        2006     13.42        13.61          0.00
                                                        2007     13.61        14.59          0.00
                                                        2008     14.59         9.09          0.00
                                                        2009      9.09        12.34          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.71        14.94          0.00
                                                        2002     14.94        15.98          0.00
                                                        2003     15.98        17.58      3,184.46
                                                        2004     17.58        18.30      1,318.55
                                                        2005     18.30        18.37        670.77
                                                        2006     18.37        18.83          0.00
                                                        2007     18.83        19.13          0.00
                                                        2008     19.13        15.87          0.00
                                                        2009     15.87        20.49          0.00

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.67        13.90          0.00
                                                        2002     13.90        14.62          0.00
                                                        2003     14.62        14.52      9,746.59
                                                        2004     14.52        14.59        971.63
                                                        2005     14.59        14.50          0.00
                                                        2006     14.50        14.74          0.00
                                                        2007     14.74        15.00          0.00
                                                        2008     15.00        14.61          0.00
                                                        2009     14.61        14.88          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.30 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.48      $ 14.05      2,260.99
                                                       2007     14.05        14.17      9,257.00
                                                       2008     14.17        12.53      7,101.80
                                                       2009     12.53        13.77      7,029.29

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.39        13.03          0.00
                                                       2002     13.03        10.29          0.00
                                                       2003     10.29        15.42          0.00
                                                       2004     15.42        18.19     13,630.80
                                                       2005     18.19        22.25     19,596.91
                                                       2006     22.25        26.94     24,763.77
                                                       2007     26.94        31.92     28,149.24
                                                       2008     31.92        14.47     23,694.86
                                                       2009     14.47        22.78     22,122.14

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    105.45        95.15          0.00
                                                       2002     95.15        70.14          0.00
                                                       2003     70.14        93.63          0.00
                                                       2004     93.63       102.78     11,491.63
                                                       2005    102.78       116.54     11,889.33
                                                       2006    116.54       125.35     12,469.33
                                                       2007    125.35       137.40     11,555.27
                                                       2008    137.40        75.11     10,853.89
                                                       2009     75.11       102.18      8,780.01

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     73.98        70.77          0.00
                                                       2002     70.77        56.39          0.00
                                                       2003     56.39        72.87          0.00
                                                       2004     72.87        78.48     11,225.16
                                                       2005     78.48        81.05     10,819.00
                                                       2006     81.05        91.12     13,217.06
                                                       2007     91.12        93.39     13,454.75
                                                       2008     93.39        56.63     10,951.54
                                                       2009     56.63        72.52     10,577.71

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.17        10.41          0.00
                                                       2002     10.41         8.38          0.00
                                                       2003      8.38        10.47          0.00
                                                       2004     10.47        12.08      6,082.13
                                                       2005     12.08        13.90      5,258.45
                                                       2006     13.90        15.80      5,259.74
                                                       2007     15.80        17.01      3,521.03
                                                       2008     17.01         9.27      2,273.16
                                                       2009      9.27        11.06      2,143.16

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.91      $ 11.08           0.00
                                                     2002     11.08        11.92           0.00
                                                     2003     11.92        12.05           0.00
                                                     2004     12.05        12.24      86,667.12
                                                     2005     12.24        12.21     121,422.56
                                                     2006     12.21        12.39     126,227.38
                                                     2007     12.39        12.92     118,169.13
                                                     2008     12.92        13.36      79,215.67
                                                     2009     13.36        13.72      69,343.08

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     32.98        30.99           0.00
                                                     2002     30.99        21.56           0.00
                                                     2003     21.56        29.63           0.00
                                                     2004     29.63        32.65       5,654.89
                                                     2005     32.65        35.28       6,672.87
                                                     2006     35.28        36.73       3,077.94
                                                     2007     36.73        43.21       2,537.74
                                                     2008     43.21        22.89       4,093.28
                                                     2009     22.89        33.38       3,514.33

BlackRock Bond Income Division (Class E)/(a)/....... 2002     35.97        37.72           0.00
                                                     2003     37.72        38.96           0.00
                                                     2004     38.96        39.70       4,986.18
                                                     2005     39.70        39.67       5,151.32
                                                     2006     39.67        40.43       4,469.32
                                                     2007     40.43        41.92       2,774.84
                                                     2008     41.92        39.51       1,401.60
                                                     2009     39.51        42.20       1,325.39

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     34.86        35.69           0.00
                                                     2002     35.69       305.92           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     32.43        31.50           0.00
                                                     2002     31.50        26.49           0.00
                                                     2003     26.49        31.17           0.00
                                                     2004     31.17        32.99      14,472.06
                                                     2005     32.99        33.19      17,853.00
                                                     2006     33.19        35.79      14,006.47
                                                     2007     35.79        36.96      16,142.71
                                                     2008     36.96        27.14      16,098.19
                                                     2009     27.14        31.07      16,953.77

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     64.50        64.72       3,544.63
                                                     2008     64.72        39.68       3,420.61
                                                     2009     39.68        46.26       3,250.40

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $59.93       $55.73          0.00
                                                   2002     55.73        40.18          0.00
                                                   2003     40.18        51.07          0.00
                                                   2004     51.07        55.25      7,313.05
                                                   2005     55.25        55.86      6,248.30
                                                   2006     55.86        62.19      5,053.74
                                                   2007     62.19        65.05          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.87          0.00
                                                   2003      7.87        10.42          0.00
                                                   2004     10.42        11.54     26,348.91
                                                   2005     11.54        11.92     24,565.40
                                                   2006     11.92        13.89     25,010.96
                                                   2007     13.89        14.01     30,856.76
                                                   2008     14.01         8.89     28,536.21
                                                   2009      8.89         9.66     22,955.58

BlackRock Money Market Division (Class E)/(f)/.... 2003     18.93        18.72         82.45
                                                   2004     18.72        18.45         81.93
                                                   2005     18.45        18.52         81.33
                                                   2006     18.52        18.94         80.87
                                                   2007     18.94        19.42         80.25
                                                   2008     19.42        19.49         79.66
                                                   2009     19.49        19.11         79.05

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.08        13.79          0.00
                                                   2002     13.79        10.58          0.00
                                                   2003     10.58        15.50          0.00
                                                   2004     15.50        17.45     10,020.09
                                                   2005     17.45        17.72     42,291.40
                                                   2006     17.72        20.21     42,799.56
                                                   2007     20.21        19.04     40,437.15
                                                   2008     19.04        11.44     30,847.28
                                                   2009     11.44        12.62     29,630.29

Davis Venture Value Division (Class E)/(c)/....... 2001     25.57        24.79          0.00
                                                   2002     24.79        20.22          0.00
                                                   2003     20.22        25.83          0.00
                                                   2004     25.83        28.31      4,667.64
                                                   2005     28.31        30.47      5,414.13
                                                   2006     30.47        34.07     12,400.42
                                                   2007     34.07        34.77     12,614.06
                                                   2008     34.77        20.57     12,033.70
                                                   2009     20.57        26.50     10,838.38

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.49       $15.00          0.00
                                                      2002     15.00        10.39          0.00
                                                      2003     10.39        13.66          0.00
                                                      2004     13.66        15.62     15,648.31
                                                      2005     15.62        16.29     15,342.07
                                                      2006     16.29        17.78     11,503.36
                                                      2007     17.78        18.80      8,808.99
                                                      2008     18.80         8.19      9,063.38
                                                      2009      8.19        10.71      6,659.68

FI Value Leaders Division (Class E)/(d)/............. 2002     20.96        17.15          0.00
                                                      2003     17.15        21.24          0.00
                                                      2004     21.24        23.58      3,149.62
                                                      2005     23.58        25.47      2,204.25
                                                      2006     25.47        27.82      1,498.51
                                                      2007     27.82        28.28        839.18
                                                      2008     28.28        16.85        245.49
                                                      2009     16.85        20.03        243.40

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.74          0.00
                                                      2003      8.74        11.54          0.00
                                                      2004     11.54        13.61      1,149.03
                                                      2005     13.61        15.20      1,645.97
                                                      2006     15.20        19.16      6,411.51
                                                      2007     19.16        18.54     13,217.81
                                                      2008     18.54        10.72      9,951.27
                                                      2009     10.72        16.26      8,383.57

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.89         4.65        599.63
                                                      2006      4.65         4.66     18,445.35
                                                      2007      4.66         5.08        310.35
                                                      2008      5.08         3.15        309.75
                                                      2009      3.15         4.30        309.75

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.33         4.84          0.00
                                                      2002      4.84         3.36          0.00
                                                      2003      3.36         4.13          0.00
                                                      2004      4.13         4.22        652.81
                                                      2005      4.22         3.85        638.13

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.33         9.57          0.00
                                                      2003      9.57        11.82          0.00
                                                      2004     11.82        13.21      6,752.57
                                                      2005     13.21        13.98      4,932.66
                                                      2006     13.98        15.68      7,214.70
                                                      2007     15.68        14.91     10,961.23
                                                      2008     14.91         9.00      5,828.73
                                                      2009      9.00        12.04      4,819.59

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.46       $ 6.62          0.00
                                                          2004      6.62         7.02      2,486.07
                                                          2005      7.02         7.80      3,875.29
                                                          2006      7.80         7.50      3,545.85
                                                          2007      7.50         7.50      3,572.46
                                                          2008      7.50         4.47      3,194.27
                                                          2009      4.47         5.82      3,192.25

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.84         7.70          0.00
                                                          2002      7.70         5.21          0.00
                                                          2003      5.21         5.46          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.85         9.44        329.54
                                                          2007      9.44         8.68        784.70
                                                          2008      8.68         3.85        328.14
                                                          2009      3.85         5.19        152.52

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.54         8.09          0.00
                                                          2002      8.09         6.31          0.00
                                                          2003      6.31         7.49          0.00
                                                          2004      7.49         8.14      2,560.51
                                                          2005      8.14         8.53        649.63
                                                          2006      8.53         8.89        330.20

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     21.50        20.96          0.00
                                                          2002     20.96        16.05          0.00
                                                          2003     16.05        21.38          0.00
                                                          2004     21.38        24.28        179.83
                                                          2005     24.28        25.34        747.23
                                                          2006     25.34        28.85      2,780.35
                                                          2007     28.85        31.50      5,193.80
                                                          2008     31.50        19.70      3,570.26
                                                          2009     19.70        25.04      3,505.53

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.15         8.74          0.00
                                                          2002      8.74         6.16          0.00
                                                          2003      6.16         8.71          0.00
                                                          2004      8.71         9.47      5,267.43
                                                          2005      9.47         9.67      5,222.81
                                                          2006      9.67        10.38      7,095.54
                                                          2007     10.38        10.60     12,101.08
                                                          2008     10.60         6.07      5,283.40
                                                          2009      6.07         7.71      3,375.21

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.31       $ 9.94          0.00
                                                     2003      9.94        11.59          0.00
                                                     2004     11.59        12.26      6,995.83
                                                     2005     12.26        12.18      9,349.84
                                                     2006     12.18        12.99     10,749.06
                                                     2007     12.99        13.55     13,210.27
                                                     2008     13.55        10.79     10,001.41
                                                     2009     10.79        14.43      6,152.15

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.34        10.05          0.00
                                                     2002     10.05        14.97          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.17         8.39          0.00
                                                     2003      8.39        11.41          0.00
                                                     2004     11.41        11.88      5,429.33
                                                     2005     11.88        12.59      5,607.48
                                                     2006     12.59        14.06      5,493.64
                                                     2007     14.06        15.28      5,262.38
                                                     2008     15.28         9.15      5,258.44
                                                     2009      9.15        11.98      5,257.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     23.58        24.30          0.00
                                                     2002     24.30        21.61          0.00
                                                     2003     21.61        27.98          0.00
                                                     2004     27.98        30.01     10,585.04
                                                     2005     30.01        32.21     12,752.37
                                                     2006     32.21        35.35     13,359.55
                                                     2007     35.35        32.13     12,058.79
                                                     2008     32.13        16.93      9,227.36
                                                     2009     16.93        23.38      9,514.53

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.33        10.18          0.00
                                                     2002     10.18         8.45          0.00
                                                     2003      8.45        11.14          0.00
                                                     2004     11.14        12.61     18,576.62
                                                     2005     12.61        13.82     18,971.32
                                                     2006     13.82        14.84     20,242.27
                                                     2007     14.84        15.61     24,468.60
                                                     2008     15.61         9.71     21,241.31
                                                     2009      9.71        13.00     15,953.73

MetLife Stock Index Division (Class E)/(c)/......... 2001     34.43        32.39          0.00
                                                     2002     32.39        24.56          0.00
                                                     2003     24.56        30.72          0.00
                                                     2004     30.72        33.14     51,659.02
                                                     2005     33.14        33.84     61,469.18
                                                     2006     33.84        38.13     61,955.55
                                                     2007     38.13        39.14     60,082.79
                                                     2008     39.14        24.03     66,198.66
                                                     2009     24.03        29.60     54,131.11

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.32          0.00
                                                        2002      8.32         7.18          0.00
                                                        2003      7.18         9.27          0.00
                                                        2004      9.27        10.84      2,973.62
                                                        2005     10.84        12.35      2,874.17
                                                        2006     12.35        15.30      6,712.41
                                                        2007     15.30        16.95     14,077.15
                                                        2008     16.95         9.55     10,381.44
                                                        2009      9.55        12.30      5,882.28

MFS(R) Total Return Division (Class E)/(i)/............ 2004     31.54        34.09        166.11
                                                        2005     34.09        34.27        847.21
                                                        2006     34.27        37.49        504.29
                                                        2007     37.49        38.14      8,629.69
                                                        2008     38.14        28.94      6,112.80
                                                        2009     28.94        33.46      6,808.48

MFS(R) Value Division (Class E)/(c)/................... 2001     11.37        11.16          0.00
                                                        2002     11.16         9.35          0.00
                                                        2003      9.35        11.46          0.00
                                                        2004     11.46        12.46     34,994.12
                                                        2005     12.46        11.99     34,085.81
                                                        2006     11.99        13.82     38,903.26
                                                        2007     13.82        12.97     32,180.58
                                                        2008     12.97         8.41     30,478.50
                                                        2009      8.41         9.92     24,513.24

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.15         8.37          0.00
                                                        2002      8.37         6.81          0.00
                                                        2003      6.81         9.14          0.00
                                                        2004      9.14        10.67     37,651.95
                                                        2005     10.67        11.79     40,735.18
                                                        2006     11.79        14.48     43,810.10
                                                        2007     14.48        15.64     43,124.87
                                                        2008     15.64         8.84     34,166.97
                                                        2009      8.84        11.10     28,472.54

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.00        14.64          0.00
                                                        2002     14.64        12.92          0.00
                                                        2003     12.92        17.22          0.00
                                                        2004     17.22        20.66     15,846.40
                                                        2005     20.66        22.63     25,255.67
                                                        2006     22.63        24.61     27,257.58
                                                        2007     24.61        24.84     28,604.87
                                                        2008     24.84        12.77     23,897.67
                                                        2009     12.77        18.44     24,459.06

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.43       $11.67          0.00
                                                        2002     11.67         9.57          0.00
                                                        2003      9.57        12.19          0.00
                                                        2004     12.19        13.84      7,466.42
                                                        2005     13.84        15.70      8,390.67
                                                        2006     15.70        17.88      8,151.32
                                                        2007     17.88        18.58      9,601.04
                                                        2008     18.58        10.80      3,894.39
                                                        2009     10.80        14.78      3,721.25

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.20        10.36          0.00
                                                        2002     10.36        11.07          0.00
                                                        2003     11.07        11.30          0.00
                                                        2004     11.30        11.60     36,703.08
                                                        2005     11.60        11.60     38,426.76
                                                        2006     11.60        11.87     36,286.35
                                                        2007     11.87        12.48     34,625.35
                                                        2008     12.48        12.26     30,494.01
                                                        2009     12.26        14.16     28,601.70

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.04          0.00
                                                        2002      6.04         2.92          0.00
                                                        2003      2.92         4.49          0.00
                                                        2004      4.49         4.20     43,636.13
                                                        2005      4.20         4.56     41,257.74
                                                        2006      4.56         4.69     20,737.14
                                                        2007      4.69         6.05     10,501.01
                                                        2008      6.05         3.28     12,493.01
                                                        2009      3.28         5.11      4,535.60

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.73        11.63          0.00
                                                        2002     11.63         9.03          0.00
                                                        2003      9.03        12.88          0.00
                                                        2004     12.88        14.79     15,388.66
                                                        2005     14.79        15.10     22,958.28
                                                        2006     15.10        17.37     18,641.35
                                                        2007     17.37        16.69     21,158.37
                                                        2008     16.69        10.83     18,970.10
                                                        2009     10.83        13.32     16,825.30

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.37        11.19          0.00
                                                        2002     11.19         8.39          0.00
                                                        2003      8.39        10.71          0.00
                                                        2004     10.71        11.49     14,099.77
                                                        2005     11.49        11.95     15,396.07
                                                        2006     11.95        13.20     13,072.52
                                                        2007     13.20        14.09     10,313.66
                                                        2008     14.09         7.99      9,079.63
                                                        2009      7.99        11.18      9,598.42

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.60       $ 8.19          0.00
                                                        2002      8.19         4.47          0.00
                                                        2003      4.47         5.98          0.00
                                                        2004      5.98         6.90     25,770.94
                                                        2005      6.90         7.73     26,728.47
                                                        2006      7.73         8.04     21,651.21
                                                        2007      8.04         9.24     30,980.43
                                                        2008      9.24         5.45     14,394.59
                                                        2009      5.45         7.75     12,734.05

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.79        11.56          0.00
                                                        2002     11.56         8.27          0.00
                                                        2003      8.27        11.37          0.00
                                                        2004     11.37        12.34     14,579.41
                                                        2005     12.34        13.36     17,507.06
                                                        2006     13.36        13.54     17,429.19
                                                        2007     13.54        14.51     13,359.56
                                                        2008     14.51         9.04      6,127.32
                                                        2009      9.04        12.26      3,719.73

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.66        14.89          0.00
                                                        2002     14.89        15.91          0.00
                                                        2003     15.91        17.50          0.00
                                                        2004     17.50        18.20     32,653.31
                                                        2005     18.20        18.27     34,359.82
                                                        2006     18.27        18.72     32,363.62
                                                        2007     18.72        19.00     31,801.74
                                                        2008     19.00        15.76     26,188.70
                                                        2009     15.76        20.33     20,103.85

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.63        13.85          0.00
                                                        2002     13.85        14.56          0.00
                                                        2003     14.56        14.45          0.00
                                                        2004     14.45        14.52      7,489.64
                                                        2005     14.52        14.41      7,765.52
                                                        2006     14.41        14.65      8,118.00
                                                        2007     14.65        14.90      4,958.70
                                                        2008     14.90        14.50      2,210.16
                                                        2009     14.50        14.77      2,099.48

--------
/(a)/ The assets of the State Street Research Income Division merged into this
      Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of the Loomis Sayles High Yield Bond Division merged into the
      Lord Abbett Bond Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.

/(e)/ The assets of the Janus Growth Division merged into the Janus Aggressive
      Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Division.
/(f)/ Inception date: May 1, 2003
/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.
/(h)/ This division merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Division.
/(i)/ Inception date May 1, 2004.
/(k)/ Inception date May 1, 2006.
/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
/(m)/ The assets of BlackRock Large Cap Division (formerly BlackRock Investment
      Trust Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
* We are waiving a portion of the Sep Acct charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.

+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE


                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/............ 2008   $ 10.00      $  7.00     135,856.26
                                                                       2009      7.00         8.92     362,740.36

American Funds Bond Division+ (Class 2)/(e)/.......................... 2006     14.49        15.19       9,855.83
                                                                       2007     15.19        15.43      68,169.42
                                                                       2008     15.43        13.76      16,239.77
                                                                       2009     13.76        15.24      16,416.12

American Funds Global Small Capitalization Division+ (Class 2)/(a)/... 2001     13.75        13.42           0.00
                                                                       2002     13.42        10.68      32,019.34
                                                                       2003     10.68        16.14      85,398.57
                                                                       2004     16.14        19.19     128,270.84
                                                                       2005     19.19        23.66     149,896.21
                                                                       2006     23.66        28.88     146,893.34
                                                                       2007     28.88        34.49     141,939.77
                                                                       2008     34.49        15.76      93,838.28
                                                                       2009     15.76        25.01      86,284.29

American Funds Growth Allocation Division (Class C)/(i)/.............. 2008      9.99         6.35     323,645.32
                                                                       2009      6.35         8.39     651,597.21

American Funds Growth Division+ (Class 2)/(a)/........................ 2001    121.23       109.75           0.00
                                                                       2002    109.75        81.55      16,230.12
                                                                       2003     81.55       109.74      58,503.83
                                                                       2004    109.74       121.43      69,240.32
                                                                       2005    121.43       138.80      68,272.08
                                                                       2006    138.80       150.48      63,238.49
                                                                       2007    150.48       166.28      54,048.73
                                                                       2008    166.28        91.63      42,147.59
                                                                       2009     91.63       125.66      38,086.04

American Funds Growth-Income Division+ (Class 2)/(a)/................. 2001     85.05        81.63           0.00
                                                                       2002     81.63        65.56      26,270.23
                                                                       2003     65.56        85.41      68,725.41
                                                                       2004     85.41        92.72      96,552.45
                                                                       2005     92.72        96.53      87,866.03
                                                                       2006     96.53       109.39      82,701.17
                                                                       2007    109.39       113.01      69,156.14
                                                                       2008    113.01        69.08      55,948.52
                                                                       2009     69.08        89.18      53,241.27

American Funds Moderate Allocation Division (Class C)/(i)/............ 2008     10.01         7.68     150,934.28
                                                                       2009      7.68         9.33     553,781.88

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.66       $13.31         898.96
                                                       2005     13.31        15.42      10,412.08
                                                       2006     15.42        17.66      27,532.51
                                                       2007     17.66        19.15      41,376.10
                                                       2008     19.15        10.52     104,801.03
                                                       2009     10.52        12.63     108,580.54

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.34        12.69      75,066.78
                                                       2005     12.69        12.74     247,085.26
                                                       2006     12.74        13.02     334,610.26
                                                       2007     13.02        13.68     445,572.24
                                                       2008     13.68        14.24     274,872.64
                                                       2009     14.24        14.73     337,451.36

BlackRock Aggressive Growth Division (Class B)........ 2004     33.03        36.59       1,258.67
                                                       2005     36.59        39.81       5,095.42
                                                       2006     39.81        41.76       4,636.17
                                                       2007     41.76        49.46       9,056.66
                                                       2008     49.46        26.38      15,820.16
                                                       2009     26.38        38.75      22,692.16

BlackRock Bond Income Division (Class B).............. 2004     42.41        43.90       8,121.98
                                                       2005     43.90        44.18      23,976.02
                                                       2006     44.18        45.33      46,603.87
                                                       2007     45.33        47.34      53,156.32
                                                       2008     47.34        44.92      45,632.45
                                                       2009     44.92        48.32      49,003.14

BlackRock Diversified Division (Class B).............. 2004     34.70        37.42       6,708.35
                                                       2005     37.42        37.90      16,192.39
                                                       2006     37.90        41.16      17,166.95
                                                       2007     41.16        42.83      25,949.67
                                                       2008     42.83        31.65      22,359.65
                                                       2009     31.65        36.48      15,881.95

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     76.25        76.86       3,123.19
                                                       2008     76.86        47.46       2,638.81
                                                       2009     47.46        55.73       5,023.56

BlackRock Large Cap Division (Class B)/(g)/........... 2004     58.27        64.26         660.74
                                                       2005     64.26        65.41       3,196.09
                                                       2006     65.41        73.35       3,446.55
                                                       2007     73.35        76.90           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.66        11.76      10,184.66
                                                       2005     11.76        12.23      20,457.74
                                                       2006     12.23        14.35      40,046.14
                                                       2007     14.35        14.58      86,981.14
                                                       2008     14.58         9.32     102,768.79
                                                       2009      9.32        10.19      95,592.49

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.97       $25.15       4,013.61
                                                     2005     25.15        26.45       5,817.98
                                                     2006     26.45        27.07      10,293.45
                                                     2007     27.07        31.58      25,712.55
                                                     2008     31.58        19.69      42,512.52
                                                     2009     19.69        26.49      45,361.03

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.92        17.11         965.68
                                                     2007     17.11        17.48       2,704.42
                                                     2008     17.48         9.48       3,396.09
                                                     2009      9.48         9.87           0.00

BlackRock Money Market Division (Class B)........... 2004     21.51        21.42         259.09
                                                     2005     21.42        21.66       1,104.62
                                                     2006     21.66        22.31       1,086.92
                                                     2007     22.31        23.04       2,669.52
                                                     2008     23.04        23.28       7,167.65
                                                     2009     23.28        22.99       2,600.55

BlackRock Strategic Value Division (Class B)........ 2004     16.04        18.04      23,890.52
                                                     2005     18.04        18.47      71,096.64
                                                     2006     18.47        21.18      62,812.31
                                                     2007     21.18        20.10      67,280.87
                                                     2008     20.10        12.16      76,475.72
                                                     2009     12.16        13.52      57,729.14

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.82      68,869.17
                                                     2005     12.82        14.31     153,352.09
                                                     2006     14.31        19.40     234,114.01
                                                     2007     19.40        16.24     216,454.32
                                                     2008     16.24         9.33     201,310.26
                                                     2009      9.33        12.38     174,610.74

Davis Venture Value Division (Class B).............. 2004     28.30        30.43      12,812.49
                                                     2005     30.43        32.98      54,854.72
                                                     2006     32.98        37.14     106,439.73
                                                     2007     37.14        38.18     115,511.86
                                                     2008     38.18        22.74     111,650.26
                                                     2009     22.74        29.50     103,134.11

FI Mid Cap Opportunities Division (Class B)......... 2004     14.55        16.36       5,537.49
                                                     2005     16.36        17.20      16,619.16
                                                     2006     17.20        18.90      25,812.90
                                                     2007     18.90        20.13      33,746.41
                                                     2008     20.13         8.83      34,423.59
                                                     2009      8.83        11.62      46,895.75

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.76      $ 25.65       3,147.34
                                                             2005     25.65        27.91      12,286.58
                                                             2006     27.91        30.70      20,249.35
                                                             2007     30.70        31.43      22,588.52
                                                             2008     31.43        18.85      21,280.45
                                                             2009     18.85        22.56      19,101.15

Harris Oakmark International Division (Class B)............. 2004     12.00        13.92      15,034.47
                                                             2005     13.92        15.67      43,941.33
                                                             2006     15.67        19.89     116,979.16
                                                             2007     19.89        19.37     130,875.13
                                                             2008     19.37        11.28      86,493.10
                                                             2009     11.28        17.23     112,948.34

Janus Forty Division (Class B)/(h)/......................... 2007    142.21       174.34       5,537.10
                                                             2008    174.34        99.61      19,075.41
                                                             2009     99.61       140.18      31,776.44

Jennison Growth Division (Class B)/(b)/..................... 2005      4.04         4.86      14,933.88
                                                             2006      4.86         4.90      18,457.21
                                                             2007      4.90         5.38      21,745.00
                                                             2008      5.38         3.36      21,634.45
                                                             2009      3.36         4.62      55,813.28

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.20         4.39       2,823.50
                                                             2005      4.39         4.00       2,901.14

Lazard Mid Cap Division (Class B)........................... 2004     12.53        13.52       3,170.67
                                                             2005     13.52        14.39       5,764.34
                                                             2006     14.39        16.26      10,443.33
                                                             2007     16.26        15.58      19,091.61
                                                             2008     15.58         9.47      12,186.84
                                                             2009      9.47        12.76      17,404.76

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.58         7.15         783.37
                                                             2005      7.15         8.00      12,890.50
                                                             2006      8.00         7.74      20,501.16
                                                             2007      7.74         7.80      21,600.66
                                                             2008      7.80         4.68      19,814.40
                                                             2009      4.68         6.13      31,168.61

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.28         9.95      11,253.48
                                                             2007      9.95         9.22      13,536.97
                                                             2008      9.22         4.12       7,865.35
                                                             2009      4.12         5.60      21,908.89

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.65         8.47           0.00
                                                             2005      8.47         8.92       3,340.19
                                                             2006      8.92         9.32       3,968.10

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division (formerly Loomis
  Sayles Small Cap Division) (Class B)................. 2004    $23.18       $26.25       1,486.70
                                                        2005     26.25        27.59       5,538.88
                                                        2006     27.59        31.63      15,151.07
                                                        2007     31.63        34.78      24,118.81
                                                        2008     34.78        21.91      26,557.99
                                                        2009     21.91        28.04      22,246.65

Loomis Sayles Small Cap Growth Division (formerly
  Franklin Templeton Small Cap Growth Division
  Class B))............................................ 2004      8.78         9.71       5,973.74
                                                        2005      9.71         9.99       8,500.33
                                                        2006      9.99        10.80      16,024.40
                                                        2007     10.80        11.10      19,772.47
                                                        2008     11.10         6.41      28,758.13
                                                        2009      6.41         8.19      32,949.80

Lord Abbett Bond Debenture Division (Class B).......... 2004     15.82        16.85       8,869.63
                                                        2005     16.85        16.84      38,509.50
                                                        2006     16.84        18.11      82,258.11
                                                        2007     18.11        19.01     113,548.58
                                                        2008     19.01        15.24      91,664.15
                                                        2009     15.24        20.54     116,459.70

Met/AIM Small Cap Growth Division (Class B)............ 2004     11.33        12.13       1,186.65
                                                        2005     12.13        12.94       3,900.30
                                                        2006     12.94        14.56      10,755.47
                                                        2007     14.56        15.93       7,569.52
                                                        2008     15.93         9.61       6,032.97
                                                        2009      9.61        12.67      11,185.84

Met/Artisan Mid Cap Value Division (formerly Harris
  Oakmark Focused Value Division Class B))............. 2004     29.79        32.30       7,707.84
                                                        2005     32.30        34.91      24,317.59
                                                        2006     34.91        38.58      39,127.30
                                                        2007     38.58        35.31      34,123.62
                                                        2008     35.31        18.74      24,441.89
                                                        2009     18.74        26.06      23,988.33

Met/Franklin Income Division (Class B)/(i)/............ 2008      9.99         7.98      22,497.30
                                                        2009      7.98        10.04      54,635.25

Met/Franklin Mutual Shares Division (Class B)/(i)/..... 2008      9.99         6.59      28,307.85
                                                        2009      6.59         8.11      37,613.21

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/....................................... 2008      9.99         7.02      28,465.63
                                                        2009      7.02         8.90      54,162.32

Met/Templeton Growth Division (Class B)/(i)/........... 2008      9.99         6.56       5,656.27
                                                        2009      6.56         8.57      12,715.04

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B).............. 2004    $11.60       $12.99      14,530.92
                                                             2005     12.99        14.33      35,277.12
                                                             2006     14.33        15.51      57,561.77
                                                             2007     15.51        16.43      71,762.73
                                                             2008     16.43        10.29     109,704.46
                                                             2009     10.29        13.87      90,479.49

MetLife Stock Index Division (Class B)...................... 2004     33.44        36.21      38,878.99
                                                             2005     36.21        37.23      84,563.02
                                                             2006     37.23        42.25     116,766.00
                                                             2007     42.25        43.69     145,029.57
                                                             2008     43.69        27.00     167,564.75
                                                             2009     27.00        33.49     196,399.22

MFS(R) Research International Division (Class B)............ 2004      9.71        11.14       2,483.65
                                                             2005     11.14        12.78      14,559.35
                                                             2006     12.78        15.94      68,131.53
                                                             2007     15.94        17.78      69,885.02
                                                             2008     17.78        10.09     101,977.71
                                                             2009     10.09        13.09     115,423.49

MFS(R) Total Return Division (Class B)/(c)/................. 2004     36.14        39.27       3,841.22
                                                             2005     39.27        39.79      19,800.66
                                                             2006     39.79        43.88      18,561.86
                                                             2007     43.88        45.00      26,133.41
                                                             2008     45.00        34.42      19,043.01
                                                             2009     34.42        40.12      17,976.77

MFS(R) Value Division (Class B)............................. 2004     12.06        13.01      32,051.72
                                                             2005     13.01        12.60     145,094.99
                                                             2006     12.60        14.63     171,514.26
                                                             2007     14.63        13.83     129,145.21
                                                             2008     13.83         9.03      75,249.03
                                                             2009      9.03        10.73      76,037.09

Morgan Stanley EAFE(R) Index Division (Class B)............. 2004      9.51        11.05      35,817.84
                                                             2005     11.05        12.29      70,820.80
                                                             2006     12.29        15.19     105,898.99
                                                             2007     15.19        16.54     139,248.50
                                                             2008     16.54         9.42     174,743.98
                                                             2009      9.42        11.90     167,547.33

Neuberger Berman Mid Cap Value Division (Class B)........... 2004     18.45        21.51      17,264.02
                                                             2005     21.51        23.72      75,324.93
                                                             2006     23.72        25.99     131,190.77
                                                             2007     25.99        26.42     162,218.98
                                                             2008     26.42        13.66     146,521.98
                                                             2009     13.66        19.89     137,467.11

Oppenheimer Capital Appreciation Division (Class B)/(d)/.... 2005      7.91         8.58       1,109.96
                                                             2006      8.58         9.10      11,661.01
                                                             2007      9.10        10.24      17,741.03
                                                             2008     10.24         5.45      51,306.85
                                                             2009      5.45         7.72      70,848.08

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)................ 2004    $12.66       $14.59       4,876.59
                                                             2005     14.59        16.67      16,102.42
                                                             2006     16.67        19.11      24,727.56
                                                             2007     19.11        20.00      40,301.45
                                                             2008     20.00        11.71      44,205.40
                                                             2009     11.71        16.13      48,675.18

PIMCO Inflation Protected Bond Division (Class B)/(e)/...... 2006     10.96        11.06      13,284.03
                                                             2007     11.06        12.07      48,146.04
                                                             2008     12.07        11.07     230,752.72
                                                             2009     11.07        12.87     310,322.51

PIMCO Total Return Division (Class B)....................... 2004     11.62        12.04      60,186.41
                                                             2005     12.04        12.13     164,114.54
                                                             2006     12.13        12.49     186,335.52
                                                             2007     12.49        13.23     207,441.47
                                                             2008     13.23        13.09     191,272.06
                                                             2009     13.09        15.22     315,771.61

RCM Technology Division (Class B)........................... 2004      4.15         4.32       6,953.90
                                                             2005      4.32         4.72      30,683.81
                                                             2006      4.72         4.90      26,551.62
                                                             2007      4.90         6.35     110,856.01
                                                             2008      6.35         3.47     150,885.29
                                                             2009      3.47         5.44     203,692.85

Russell 2000(R) Index Division (Class B).................... 2004     13.39        15.32      10,365.69
                                                             2005     15.32        15.75      26,872.17
                                                             2006     15.75        18.24      45,549.73
                                                             2007     18.24        17.66      56,624.33
                                                             2008     17.66        11.54      53,606.05
                                                             2009     11.54        14.28      50,731.24

SSgA Growth ETF Division (Class B)/(e)/..................... 2006     10.69        11.40      27,555.86
                                                             2007     11.40        11.86      11,428.25
                                                             2008     11.86         7.83      12,363.97
                                                             2009      7.83         9.96      38,455.84

SSgA Growth and Income ETF Division (Class B)/(e)/.......... 2006     10.50        11.14      22,575.33
                                                             2007     11.14        11.57       1,657.68
                                                             2008     11.57         8.54       5,133.32
                                                             2009      8.54        10.51     162,425.67

T. Rowe Price Large Cap Growth Division (Class B)........... 2004     11.10        12.02      12,504.37
                                                             2005     12.02        12.59      26,904.11
                                                             2006     12.59        14.00      35,578.28
                                                             2007     14.00        15.06      59,614.94
                                                             2008     15.06         8.60      69,218.90
                                                             2009      8.60        12.12      71,086.60

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)....................... 2004    $ 6.25       $ 7.08        9,681.38
                                                                       2005      7.08         8.00       27,613.87
                                                                       2006      8.00         8.37       73,879.63
                                                                       2007      8.37         9.70      131,104.09
                                                                       2008      9.70         5.75      137,409.38
                                                                       2009      5.75         8.25      165,004.06

T. Rowe Price Small Cap Growth Division (Class B)..................... 2004     12.29        13.09        3,764.64
                                                                       2005     13.09        14.28        9,555.84
                                                                       2006     14.28        14.58       23,238.89
                                                                       2007     14.58        15.73       26,392.75
                                                                       2008     15.73         9.87       23,113.55
                                                                       2009      9.87        13.48       34,011.32

Western Asset Management Strategic Bond Opportunities Division
  (Class B)........................................................... 2004     18.48        19.57       13,950.16
                                                                       2005     19.57        19.78       76,972.68
                                                                       2006     19.78        20.42      126,437.95
                                                                       2007     20.42        20.86      165,927.32
                                                                       2008     20.86        17.42      124,004.86
                                                                       2009     17.42        22.64       87,947.95

Western Asset Management U.S Government Division (Class B)............ 2004     15.27        15.62       26,011.02
                                                                       2005     15.62        15.61       78,034.48
                                                                       2006     15.61        15.98      118,737.56
                                                                       2007     15.98        16.37      107,325.43
                                                                       2008     16.37        16.04       85,709.84
                                                                       2009     16.04        16.45       90,659.96

MetLife Aggressive Allocation Division (Class B)/(d)/................. 2005      9.99        11.14       15,856.40
                                                                       2006     11.14        12.69       44,186.36
                                                                       2007     12.69        12.91       79,266.94
                                                                       2008     12.91         7.57       78,656.94
                                                                       2009      7.57         9.81       94,729.28

MetLife Conservative Allocation Division (Class B)/(d)/............... 2005      9.99        10.29       20,259.36
                                                                       2006     10.29        10.83       54,698.83
                                                                       2007     10.83        11.27      194,717.78
                                                                       2008     11.27         9.50      332,064.42
                                                                       2009      9.50        11.28      461,630.43

MetLife Conservative to Moderate Allocation Division (Class B)/(d)/... 2005      9.99        10.51       52,342.64
                                                                       2006     10.51        11.33      168,635.18
                                                                       2007     11.33        11.69      395,220.51
                                                                       2008     11.69         9.03      732,472.34
                                                                       2009      9.03        11.00    1,008,766.42

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Moderate Allocation Division (Class B)/(d)/......... 2005   $  9.99      $ 10.74      110,034.54
                                                             2006     10.74        11.83      499,348.99
                                                             2007     11.83        12.16    1,167,489.54
                                                             2008     12.16         8.55    1,323,860.24
                                                             2009      8.55        10.65    1,957,415.14

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/............................................ 2005      9.99        10.96       65,033.37
                                                             2006     10.96        12.34      301,858.85
                                                             2007     12.34        12.62      817,285.72
                                                             2008     12.62         8.06      803,131.65
                                                             2009      8.06        10.26    1,184,921.46

At 1.75 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/................. 2006     14.36        15.04       27,290.50
                                                             2007     15.04        15.27      115,031.70
                                                             2008     15.27        13.60       82,599.38
                                                             2009     13.60        15.05       98,637.75

American Funds Global Small Capitalization Division
  (Class 2)................................................. 2004     16.05        19.06       11,997.08
                                                             2005     19.06        23.48       31,614.64
                                                             2006     23.48        28.63       68,262.25
                                                             2007     28.63        34.16      115,956.39
                                                             2008     34.16        15.60      133,303.40
                                                             2009     15.60        24.72      138,303.97

American Funds Growth Division (Class 2).................... 2004    107.63       118.98        7,893.55
                                                             2005    118.98       135.85       22,647.91
                                                             2006    135.85       147.14       39,329.74
                                                             2007    147.14       162.43       48,154.21
                                                             2008    162.43        89.42       57,498.77
                                                             2009     89.42       122.50       57,219.76

American Funds Growth-Income Division (Class 2)............. 2004     83.76        90.85        7,525.57
                                                             2005     90.85        94.48       18,899.21
                                                             2006     94.48       106.96       30,350.55
                                                             2007    106.96       110.40       43,158.87
                                                             2008    110.40        67.42       42,230.34
                                                             2009     67.42        86.94       47,078.21

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE


                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/............ 2008   $ 10.00      $  7.00      902,840.18
                                                                       2009      7.00         8.93    1,879,830.36

American Funds Bond Division+ (Class 2)/(e)/.......................... 2006     14.56        15.26       28,569.70
                                                                       2007     15.26        15.52      149,814.19
                                                                       2008     15.52        13.84       47,001.89
                                                                       2009     13.84        15.34       44,475.29

American Funds Global Small Capitalization Division+ (Class 2)/(a)/... 2001     13.77        13.45            0.00
                                                                       2002     13.45        10.71            0.00
                                                                       2003     10.71        16.18      107,784.55
                                                                       2004     16.18        19.25      281,007.79
                                                                       2005     19.25        23.75      313,233.26
                                                                       2006     23.75        29.00      270,716.25
                                                                       2007     29.00        34.66      293,038.02
                                                                       2008     34.66        15.85      229,143.49
                                                                       2009     15.85        25.16      215,741.06

American Funds Growth Allocation Division (Class C)/(i)/.............. 2008      9.99         6.35      951,986.85
                                                                       2009      6.35         8.39    2,027,386.32

American Funds Growth Division+ (Class 2)/(a)/........................ 2001    122.35       110.79            0.00
                                                                       2002    110.79        82.36            0.00
                                                                       2003     82.36       110.90       46,696.36
                                                                       2004    110.90       122.77      112,711.09
                                                                       2005    122.77       140.39      113,022.31
                                                                       2006    140.39       152.29      108,746.95
                                                                       2007    152.29       168.36       99,935.58
                                                                       2008    168.36        92.82       86,140.60
                                                                       2009     92.82       127.36       76,883.79

American Funds Growth-Income Division+ (Class 2)/(a)/................. 2001     85.84        82.40            0.00
                                                                       2002     82.40        66.22            0.00
                                                                       2003     66.22        86.30       59,813.89
                                                                       2004     86.30        93.74      130,811.15
                                                                       2005     93.74        97.64      124,289.21
                                                                       2006     97.64       110.70      117,188.16
                                                                       2007    110.70       114.43      111,462.86
                                                                       2008    114.43        69.98       96,246.95
                                                                       2009     69.98        90.39       83,532.89

American Funds Moderate Allocation Division (Class C)/(i)/............ 2008     10.01         7.68    1,040,343.40
                                                                       2009      7.68         9.34    3,613,034.73

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.74       $13.41       31,071.51
                                                       2005     13.41        15.54      194,302.45
                                                       2006     15.54        17.80      244,655.17
                                                       2007     17.80        19.31      334,722.48
                                                       2008     19.31        10.61      492,190.98
                                                       2009     10.61        12.75      458,617.32

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.37        12.73      668,226.09
                                                       2005     12.73        12.78    1,896,429.33
                                                       2006     12.78        13.08    2,673,800.30
                                                       2007     13.08        13.75    3,352,747.46
                                                       2008     13.75        14.31    2,990,967.30
                                                       2009     14.31        14.81    3,426,971.26

BlackRock Aggressive Growth Division (Class B)........ 2004     33.29        36.90        9,171.65
                                                       2005     36.90        40.17       29,020.24
                                                       2006     40.17        42.15       45,298.95
                                                       2007     42.15        49.95       86,656.33
                                                       2008     49.95        26.66      110,017.34
                                                       2009     26.66        39.17      129,389.63

BlackRock Bond Income Division (Class B).............. 2004     42.85        44.37       63,346.17
                                                       2005     44.37        44.68      168,613.16
                                                       2006     44.68        45.86      267,332.39
                                                       2007     45.86        47.92      346,047.09
                                                       2008     47.92        45.50      297,979.32
                                                       2009     45.50        48.96      343,585.03

BlackRock Diversified Division (Class B).............. 2004     35.01        37.76       48,978.29
                                                       2005     37.76        38.27      107,556.94
                                                       2006     38.27        41.59      161,168.36
                                                       2007     41.59        43.29      213,758.06
                                                       2008     43.29        32.01      225,676.47
                                                       2009     32.01        36.91      232,343.23

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     77.17        77.81       63,747.92
                                                       2008     77.81        48.07       75,131.06
                                                       2009     48.07        56.48       75,653.33

BlackRock Large Cap Division (Class B)/(g)/........... 2004     58.88        64.96       17,500.19
                                                       2005     64.96        66.15       26,981.97
                                                       2006     66.15        74.22       38,546.99
                                                       2007     74.22        77.82            0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.68        11.77      140,182.82
                                                       2005     11.77        12.25      298,809.48
                                                       2006     12.25        14.38      674,818.56
                                                       2007     14.38        14.62      913,871.38
                                                       2008     14.62         9.35      920,284.41
                                                       2009      9.35        10.23    1,063,198.34

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/............. 2004    $23.08       $25.28       19,084.11
                                                                       2005     25.28        26.60       58,013.48
                                                                       2006     26.60        27.24       73,887.06
                                                                       2007     27.24        31.79      177,230.08
                                                                       2008     31.79        19.83      186,843.17
                                                                       2009     19.83        26.69      261,886.10

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI
  Large Cap Division/(e)/)/(j)/....................................... 2006     17.00        17.20       12,761.12
                                                                       2007     17.20        17.58       24,685.82
                                                                       2008     17.58         9.53       48,066.87
                                                                       2009      9.53         9.93            0.00

BlackRock Money Market Division (Class B)............................. 2004     21.74        21.65       29,117.65
                                                                       2005     21.65        21.91       44,768.30
                                                                       2006     21.91        22.57       49,073.26
                                                                       2007     22.57        23.32       67,046.30
                                                                       2008     23.32        23.58      226,643.43
                                                                       2009     23.58        23.30      241,628.46

BlackRock Strategic Value Division (Class B).......................... 2004     16.08        18.08      208,151.38
                                                                       2005     18.08        18.52      484,579.16
                                                                       2006     18.52        21.25      638,919.35
                                                                       2007     21.25        20.17      666,449.41
                                                                       2008     20.17        12.21      606,782.37
                                                                       2009     12.21        13.58      618,219.23

Clarion Global Real Estate Division (Class B)/(c)/.................... 2004      9.99        12.82      390,438.35
                                                                       2005     12.82        14.32      802,856.22
                                                                       2006     14.32        19.42    1,419,794.34
                                                                       2007     19.42        16.27    1,333,509.25
                                                                       2008     16.27         9.35    1,306,547.14
                                                                       2009      9.35        12.42    1,296,324.92

Davis Venture Value Division (Class B)................................ 2004     28.43        30.59       83,443.97
                                                                       2005     30.59        33.16      329,730.90
                                                                       2006     33.16        37.37      611,137.26
                                                                       2007     37.37        38.43      788,983.77
                                                                       2008     38.43        22.90      852,417.84
                                                                       2009     22.90        29.72      965,850.92

FI Mid Cap Opportunities Division (Class B)........................... 2004     14.60        16.43       44,594.04
                                                                       2005     16.43        17.27      129,617.44
                                                                       2006     17.27        18.99      209,308.71
                                                                       2007     18.99        20.24      309,830.20
                                                                       2008     20.24         8.89      366,167.23
                                                                       2009      8.89        11.70      485,764.64

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.88      $ 25.80      12,616.37
                                                             2005     25.80        28.08      78,749.95
                                                             2006     28.08        30.91     171,503.92
                                                             2007     30.91        31.66     192,765.82
                                                             2008     31.66        19.00     188,347.16
                                                             2009     19.00        22.75     187,848.64

Harris Oakmark International Division (Class B)............. 2004     12.01        13.94      90,474.92
                                                             2005     13.94        15.70     363,737.05
                                                             2006     15.70        19.94     717,277.72
                                                             2007     19.94        19.43     898,238.20
                                                             2008     19.43        11.32     720,678.05
                                                             2009     11.32        17.30     850,366.46

Janus Forty Division (Class B)/(h)/......................... 2007    144.01       176.60      23,410.63
                                                             2008    176.60       100.95      96,407.34
                                                             2009    100.95       142.14     155,634.97

Jennison Growth Division (Class B)/(b)/..................... 2005      4.05         4.87      83,621.23
                                                             2006      4.87         4.92     158,043.25
                                                             2007      4.92         5.40     251,056.93
                                                             2008      5.40         3.38     250,285.03
                                                             2009      3.38         4.65     565,658.19

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.21         4.40      23,883.88
                                                             2005      4.40         4.01      44,635.34

Lazard Mid Cap Division (Class B)........................... 2004     12.54        13.54      52,137.74
                                                             2005     13.54        14.42     106,924.83
                                                             2006     14.42        16.30     137,961.47
                                                             2007     16.30        15.63     254,047.42
                                                             2008     15.63         9.50     236,912.44
                                                             2009      9.50        12.81     259,248.91

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.59         7.16       8,682.60
                                                             2005      7.16         8.02      40,889.72
                                                             2006      8.02         7.76     115,308.91
                                                             2007      7.76         7.82     133,936.45
                                                             2008      7.82         4.70     103,195.76
                                                             2009      4.70         6.16     158,051.68

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.32         9.99     168,295.77
                                                             2007      9.99         9.26     212,296.75
                                                             2008      9.26         4.14     235,954.50
                                                             2009      4.14         5.63     286,358.52

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.67         8.50       7,108.64
                                                             2005      8.50         8.95      54,221.16
                                                             2006      8.95         9.35      78,662.90

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division (formerly Loomis
  Sayles Small Cap Division) (Class B)...................... 2004    $23.30       $26.39      14,801.09
                                                             2005     26.39        27.75      55,997.97
                                                             2006     27.75        31.83     129,405.41
                                                             2007     31.83        35.02     205,151.24
                                                             2008     35.02        22.07     206,036.26
                                                             2009     22.07        28.26     227,229.30

Loomis Sayles Small Cap Growth Division (formerly Franklin
  Templeton Small Cap Growth Division Class B))............. 2004      8.79         9.73      35,889.71
                                                             2005      9.73        10.01      67,082.71
                                                             2006     10.01        10.83     100,972.63
                                                             2007     10.83        11.13     147,707.44
                                                             2008     11.13         6.44     191,301.13
                                                             2009      6.44         8.23     236,137.48

Lord Abbett Bond Debenture Division (Class B)............... 2004     15.88        16.92      99,018.73
                                                             2005     16.92        16.92     302,636.36
                                                             2006     16.92        18.21     508,215.16
                                                             2007     18.21        19.12     705,153.05
                                                             2008     19.12        15.34     703,691.97
                                                             2009     15.34        20.68     799,419.27

Met/AIM Small Cap Growth Division (Class B)................. 2004     11.34        12.15      13,753.87
                                                             2005     12.15        12.97      63,998.93
                                                             2006     12.97        14.60     102,207.32
                                                             2007     14.60        15.98     115,997.43
                                                             2008     15.98         9.65     125,549.28
                                                             2009      9.65        12.72     157,451.28

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark
  Focused Value Division Class B)).......................... 2004     29.95        32.49      61,962.42
                                                             2005     32.49        35.13     219,124.92
                                                             2006     35.13        38.85     299,230.02
                                                             2007     38.85        35.57     304,687.83
                                                             2008     35.57        18.88     261,327.40
                                                             2009     18.88        26.28     258,728.89

Met/Franklin Income Division (Class B)/(i)/................. 2008      9.99         7.98      45,803.80
                                                             2009      7.98        10.05     117,734.00

Met/Franklin Mutual Shares Division (Class B)/(i)/.......... 2008      9.99         6.59      53,503.25
                                                             2009      6.59         8.12     115,902.89

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/............................................ 2008      9.99         7.03     222,938.17
                                                             2009      7.03         8.90     409,918.32

Met/Templeton Growth Division (Class B)/(i)/................ 2008      9.99         6.56      25,839.17
                                                             2009      6.56         8.58      80,565.40

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)......... 2004    $11.63       $13.02      153,800.52
                                                        2005     13.02        14.37      379,788.64
                                                        2006     14.37        15.56      557,366.25
                                                        2007     15.56        16.49      750,891.70
                                                        2008     16.49        10.34      848,571.17
                                                        2009     10.34        13.94      922,395.40

MetLife Stock Index Division (Class B)................. 2004     33.67        36.47      338,133.17
                                                        2005     36.47        37.52      904,449.90
                                                        2006     37.52        42.60    1,185,840.81
                                                        2007     42.60        44.07    1,572,342.77
                                                        2008     44.07        27.25    1,892,748.62
                                                        2009     27.25        33.82    1,991,100.45

MFS(R) Research International Division (Class B)....... 2004      9.73        11.16       34,584.24
                                                        2005     11.16        12.81      204,951.18
                                                        2006     12.81        15.98      379,159.42
                                                        2007     15.98        17.85      484,949.14
                                                        2008     17.85        10.13      815,884.26
                                                        2009     10.13        13.14      850,345.69

MFS(R) Total Return Division (Class B)/(c)/............ 2004     36.45        39.62       17,149.94
                                                        2005     39.62        40.16       50,509.77
                                                        2006     40.16        44.31       71,124.70
                                                        2007     44.31        45.47      114,974.67
                                                        2008     45.47        34.80       86,913.95
                                                        2009     34.80        40.57      110,222.67

MFS(R) Value Division (Class B)........................ 2004     12.10        13.05      259,038.50
                                                        2005     13.05        12.65      657,582.62
                                                        2006     12.65        14.69      765,542.34
                                                        2007     14.69        13.90      874,341.31
                                                        2008     13.90         9.08      916,499.08
                                                        2009      9.08        10.79      884,230.86

Morgan Stanley EAFE(R) Index Division (Class B)........ 2004      9.53        11.08      281,853.78
                                                        2005     11.08        12.34      794,801.97
                                                        2006     12.34        15.26    1,046,351.38
                                                        2007     15.26        16.62    1,310,757.69
                                                        2008     16.62         9.46    1,666,972.69
                                                        2009      9.46        11.97    1,726,217.82

Neuberger Berman Mid Cap Value Division (Class B)...... 2004     18.50        21.58      159,176.32
                                                        2005     21.58        23.81      515,610.17
                                                        2006     23.81        26.09      752,463.93
                                                        2007     26.09        26.54      854,405.39
                                                        2008     26.54        13.73      879,279.15
                                                        2009     13.73        20.00      871,062.72

Oppenheimer Capital Appreciation Division
  (Class B)/(d)/....................................... 2005      7.93         8.60       24,431.42
                                                        2006      8.60         9.13      100,408.26
                                                        2007      9.13        10.28      184,491.43
                                                        2008     10.28         5.47      293,344.46
                                                        2009      5.47         7.76      431,520.86

                                                                       BEGINNING OF               NUMBER OF
                                                                           YEAR     END OF YEAR  ACCUMULATION
                                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                               ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)..................... 2004    $12.70       $14.65       22,843.94
                                                                  2005     14.65        16.75       82,074.43
                                                                  2006     16.75        19.20      163,143.97
                                                                  2007     19.20        20.11      294,980.90
                                                                  2008     20.11        11.78      312,580.44
                                                                  2009     11.78        16.23      388,940.59

PIMCO Inflation Protected Bond Division (Class B)/(e)/........... 2006     10.97        11.08       86,341.31
                                                                  2007     11.08        12.10      282,571.45
                                                                  2008     12.10        11.10    1,244,765.81
                                                                  2009     11.10        12.92    2,120,220.49

PIMCO Total Return Division (Class B)............................ 2004     11.64        12.06      377,842.08
                                                                  2005     12.06        12.16    1,189,276.56
                                                                  2006     12.16        12.52    1,461,259.00
                                                                  2007     12.52        13.28    1,969,499.12
                                                                  2008     13.28        13.14    1,764,114.93
                                                                  2009     13.14        15.29    2,815,840.51

RCM Technology Division (Class B)................................ 2004      4.16         4.33       57,701.30
                                                                  2005      4.33         4.74      193,600.64
                                                                  2006      4.74         4.92      253,079.50
                                                                  2007      4.92         6.37      674,106.59
                                                                  2008      6.37         3.49      732,129.14
                                                                  2009      3.49         5.47    1,183,651.35

Russell 2000(R) Index Division (Class B)......................... 2004     13.43        15.37       95,167.37
                                                                  2005     15.37        15.80      287,348.53
                                                                  2006     15.80        18.31      433,608.13
                                                                  2007     18.31        17.74      529,995.06
                                                                  2008     17.74        11.60      562,830.61
                                                                  2009     11.60        14.36      593,436.46

SSgA Growth ETF Division (Class B)/(e)/.......................... 2006     10.70        11.40        8,217.16
                                                                  2007     11.40        11.87       42,541.11
                                                                  2008     11.87         7.84       42,485.62
                                                                  2009      7.84         9.98      271,135.15

SSgA Growth and Income ETF Division (Class B)/(e)/............... 2006     10.51        11.15        9,207.88
                                                                  2007     11.15        11.58       13,309.96
                                                                  2008     11.58         8.55       68,745.12
                                                                  2009      8.55        10.53    1,491,765.64

T. Rowe Price Large Cap Growth Division (Class B)................ 2004     11.13        12.06       93,880.57
                                                                  2005     12.06        12.64      243,137.56
                                                                  2006     12.64        14.06      323,962.49
                                                                  2007     14.06        15.13      467,371.01
                                                                  2008     15.13         8.64      557,457.51
                                                                  2009      8.64        12.19      561,523.81

                                                                       BEGINNING OF               NUMBER OF
                                                                           YEAR     END OF YEAR  ACCUMULATION
                                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                               ---- ------------ ------------ -------------
T. Rowe Price Mid Cap Growth Division (Class B).................. 2004    $ 6.26       $ 7.10       115,308.81
                                                                  2005      7.10         8.02       340,515.41
                                                                  2006      8.02         8.39       477,070.23
                                                                  2007      8.39         9.73     1,091,057.23
                                                                  2008      9.73         5.78     1,123,184.77
                                                                  2009      5.78         8.28     1,255,170.56

T. Rowe Price Small Cap Growth Division (Class B)................ 2004     12.33        13.14        31,368.21
                                                                  2005     13.14        14.34       104,136.74
                                                                  2006     14.34        14.65       184,047.44
                                                                  2007     14.65        15.82       219,854.25
                                                                  2008     15.82         9.92       312,410.92
                                                                  2009      9.92        13.56       336,695.75

Western Asset Management Strategic Bond Opportunities Division
  (Class B)...................................................... 2004     18.56        19.67       107,910.05
                                                                  2005     19.67        19.89       449,329.55
                                                                  2006     19.89        20.55       761,939.96
                                                                  2007     20.55        21.00       823,701.39
                                                                  2008     21.00        17.55       667,121.79
                                                                  2009     17.55        22.81       620,557.53

Western Asset Management U.S Government Division (Class B)....... 2004     15.34        15.70       148,473.17
                                                                  2005     15.70        15.69       460,917.02
                                                                  2006     15.69        16.07       622,263.47
                                                                  2007     16.07        16.48       776,097.58
                                                                  2008     16.48        16.16       679,558.91
                                                                  2009     16.16        16.57       847,280.46

MetLife Aggressive Allocation Division (Class B)/(d)/............ 2005      9.99        11.14        64,461.86
                                                                  2006     11.14        12.70       337,483.11
                                                                  2007     12.70        12.93       618,837.35
                                                                  2008     12.93         7.59       507,161.07
                                                                  2009      7.59         9.83       638,241.17

MetLife Conservative Allocation Division (Class B)/(d)/.......... 2005      9.99        10.29        30,351.09
                                                                  2006     10.29        10.84       190,487.84
                                                                  2007     10.84        11.28       649,650.54
                                                                  2008     11.28         9.52     1,348,550.66
                                                                  2009      9.52        11.31     1,764,144.75

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/................................................. 2005      9.99        10.51       390,314.31
                                                                  2006     10.51        11.33     1,573,474.05
                                                                  2007     11.33        11.71     3,547,905.91
                                                                  2008     11.71         9.05     4,806,715.49
                                                                  2009      9.05        11.03     5,848,119.36

MetLife Moderate Allocation Division (Class B)/(d)/.............. 2005      9.99        10.74       685,019.49
                                                                  2006     10.74        11.84     3,888,509.84
                                                                  2007     11.84        12.18    10,064,675.95
                                                                  2008     12.18         8.56    12,353,978.93
                                                                  2009      8.56        10.68    16,569,242.58

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ -------------

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.97       350,604.48
                                                     2006     10.97        12.35     2,935,761.18
                                                     2007     12.35        12.64     7,696,826.74
                                                     2008     12.64         8.08     9,421,701.73
                                                     2009      8.08        10.28    11,081,050.90

At 1.70 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     14.43        15.11       151,771.39
                                                     2007     15.11        15.35       809,310.13
                                                     2008     15.35        13.68       625,986.65
                                                     2009     13.68        15.15       691,422.16

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     16.09        19.13       140,092.44
                                                     2005     19.13        23.57       422,435.60
                                                     2006     23.57        28.75       654,541.21
                                                     2007     28.75        34.32       950,653.20
                                                     2008     34.32        15.68       987,379.12
                                                     2009     15.68        24.87     1,024,126.11

American Funds Growth Division (Class 2)............ 2004    108.71       120.23        59,830.80
                                                     2005    120.23       137.35       192,657.05
                                                     2006    137.35       148.84       308,943.53
                                                     2007    148.84       164.39       382,632.01
                                                     2008    164.39        90.54       421,284.58
                                                     2009     90.54       124.10       430,571.63

American Funds Growth-Income Division (Class 2)..... 2004     84.60        91.80        72,778.03
                                                     2005     91.80        95.52       188,347.32
                                                     2006     95.52       108.19       271,342.46
                                                     2007    108.19       111.72       342,131.86
                                                     2008    111.72        68.26       347,890.95
                                                     2009     68.26        88.08       393,860.59

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE


                                                                       BEGINNING OF               NUMBER OF
                                                                           YEAR     END OF YEAR  ACCUMULATION
                                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                               ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/....... 2008   $ 10.00      $  7.00     753,092.01
                                                                  2009      7.00         8.91     786,134.75

American Funds Bond Division+ (Class 2)/(e)/..................... 2006     14.36        15.04       3,602.47
                                                                  2007     15.04        15.27      26,795.36
                                                                  2008     15.27        13.60      23,110.57
                                                                  2009     13.60        15.05      20,625.76

American Funds Global Small Capitalization
  Division+ (Class 2)/(a)/....................................... 2001     13.70        13.37           0.00
                                                                  2002     13.37        10.63      50,260.05
                                                                  2003     10.63        16.05      33,583.22
                                                                  2004     16.05        19.06     128,537.65
                                                                  2005     19.06        23.48     142,590.73
                                                                  2006     23.48        28.63     152,181.41
                                                                  2007     28.63        34.16     150,471.52
                                                                  2008     34.16        15.60     106,380.52
                                                                  2009     15.60        24.72     102,365.71

American Funds Growth Allocation Division (Class C)/(i)/......... 2008      9.99         6.35     408,432.40
                                                                  2009      6.35         8.37     646,986.36

American Funds Growth Division+ (Class 2)/(a)/................... 2001    119.13       107.80           0.00
                                                                  2002    107.80        80.02      10,214.32
                                                                  2003     80.02       107.58      39,810.16
                                                                  2004    107.58       118.92      64,053.28
                                                                  2005    118.92       135.79      63,053.30
                                                                  2006    135.79       147.07      56,753.68
                                                                  2007    147.07       162.35      49,908.02
                                                                  2008    162.35        89.38      40,843.02
                                                                  2009     89.38       122.44      39,070.82

American Funds Growth-Income Division+ (Class 2)/(a)/............ 2001     83.58        80.18           0.00
                                                                  2002     80.18        64.34       4,959.21
                                                                  2003     64.34        83.72      44,066.19
                                                                  2004     83.72        90.80      74,849.64
                                                                  2005     90.80        94.43      74,211.75
                                                                  2006     94.43       106.91      69,152.27
                                                                  2007    106.91       110.34      62,927.94
                                                                  2008    110.34        67.38      41,806.81
                                                                  2009     67.38        86.90      39,074.67

American Funds Moderate Allocation Division (Class C)/(i)/....... 2008     10.01         7.67     162,969.89
                                                                  2009      7.67         9.32     326,442.68

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.51       $13.13       22,878.39
                                                       2005     13.13        15.20       68,105.57
                                                       2006     15.20        17.39      110,048.90
                                                       2007     17.39        18.83      140,734.04
                                                       2008     18.83        10.33      151,926.99
                                                       2009     10.33        12.39      128,081.49

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.27        12.61      334,407.74
                                                       2005     12.61        12.64    1,057,217.01
                                                       2006     12.64        12.92    1,509,924.45
                                                       2007     12.92        13.56    1,683,746.74
                                                       2008     13.56        14.10    1,231,419.73
                                                       2009     14.10        14.56    1,131,419.14

BlackRock Aggressive Growth Division (Class B)........ 2004     32.50        35.99        6,125.69
                                                       2005     35.99        39.11       12,498.66
                                                       2006     39.11        40.99       27,200.77
                                                       2007     40.99        48.49       46,260.80
                                                       2008     48.49        25.84       47,455.28
                                                       2009     25.84        37.91       48,000.25

BlackRock Bond Income Division (Class B).............. 2004     41.54        42.98       28,685.98
                                                       2005     42.98        43.21      115,911.30
                                                       2006     43.21        44.28      132,658.95
                                                       2007     44.28        46.20      152,713.37
                                                       2008     46.20        43.80      121,533.78
                                                       2009     43.80        47.06      112,612.24

BlackRock Diversified Division (Class B).............. 2004     34.09        36.73       15,453.64
                                                       2005     36.73        37.17       31,003.98
                                                       2006     37.17        40.33       54,612.97
                                                       2007     40.33        41.91       70,784.11
                                                       2008     41.91        30.95       67,594.06
                                                       2009     30.95        35.64       65,596.84

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     74.46        75.00       27,459.54
                                                       2008     75.00        46.27       27,554.00
                                                       2009     46.27        54.27       26,321.88

BlackRock Large Cap Division (Class B)/(g)/........... 2004     57.07        62.89        4,157.45
                                                       2005     62.89        63.95       11,867.31
                                                       2006     63.95        71.64       17,905.19
                                                       2007     71.64        75.09            0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.64        11.73       72,889.51
                                                       2005     11.73        12.18      129,930.61
                                                       2006     12.18        14.28      277,371.16
                                                       2007     14.28        14.50      358,059.25
                                                       2008     14.50         9.25      334,167.45
                                                       2009      9.25        10.12      300,993.37

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $22.75       $24.90      10,780.74
                                                           2005     24.90        26.16      17,048.36
                                                           2006     26.16        26.75      34,554.54
                                                           2007     26.75        31.17      81,821.28
                                                           2008     31.17        19.42      93,148.81
                                                           2009     19.42        26.09      70,150.09

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     16.76        16.93       2,350.63
                                                           2007     16.93        17.28       2,857.92
                                                           2008     17.28         9.36       4,291.66
                                                           2009      9.36         9.74           0.00

BlackRock Money Market Division (Class B)................. 2004     21.07        20.97           0.00
                                                           2005     20.97        21.18           0.00
                                                           2006     21.18        21.80           0.00
                                                           2007     21.80        22.48           0.00
                                                           2008     22.48        22.70       3,914.49
                                                           2009     22.70        22.40          57.00

BlackRock Strategic Value Division (Class B).............. 2004     15.98        17.96      74,073.36
                                                           2005     17.96        18.37     223,532.64
                                                           2006     18.37        21.05     290,437.96
                                                           2007     21.05        19.95     310,676.51
                                                           2008     19.95        12.06     257,490.00
                                                           2009     12.06        13.39     233,103.41

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.81     143,462.81
                                                           2005     12.81        14.28     424,019.39
                                                           2006     14.28        19.34     666,439.10
                                                           2007     19.34        16.18     575,314.01
                                                           2008     16.18         9.28     519,452.59
                                                           2009      9.28        12.31     443,682.94

Davis Venture Value Division (Class B).................... 2004     28.03        30.13      44,855.88
                                                           2005     30.13        32.61     170,894.10
                                                           2006     32.61        36.69     272,806.88
                                                           2007     36.69        37.68     318,122.75
                                                           2008     37.68        22.42     301,314.15
                                                           2009     22.42        29.05     266,539.91

FI Mid Cap Opportunities Division (Class B)............... 2004     14.44        16.24      13,577.22
                                                           2005     16.24        17.04      54,056.40
                                                           2006     17.04        18.71      83,604.41
                                                           2007     18.71        19.91     114,242.92
                                                           2008     19.91         8.73     128,226.38
                                                           2009      8.73        11.47     132,554.81

FI Value Leaders Division (Class B)....................... 2004     22.51        25.35       6,139.92
                                                           2005     25.35        27.56      40,725.01
                                                           2006     27.56        30.28      82,477.81
                                                           2007     30.28        30.97      80,323.98
                                                           2008     30.97        18.56      72,214.81
                                                           2009     18.56        22.19      68,117.30

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.97      $ 13.87      40,003.30
                                                             2005     13.87        15.60     283,467.88
                                                             2006     15.60        19.78     463,970.38
                                                             2007     19.78        19.25     541,008.28
                                                             2008     19.25        11.20     361,181.38
                                                             2009     11.20        17.09     455,142.82

Janus Forty Division (Class B)/(h)/......................... 2007    138.68       169.90      11,589.91
                                                             2008    169.90        96.98      34,978.31
                                                             2009     96.98       136.34      35,021.62

Jennison Growth Division (Class B)/(b)/..................... 2005      4.02         4.83      13,165.94
                                                             2006      4.83         4.87      42,372.95
                                                             2007      4.87         5.34      51,264.06
                                                             2008      5.34         3.33      46,164.93
                                                             2009      3.33         4.58     246,056.69

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.19         4.37       3,071.60
                                                             2005      4.37         3.98       4,272.14

Lazard Mid Cap Division (Class B)........................... 2004     12.49        13.47       7,419.28
                                                             2005     13.47        14.33      15,908.90
                                                             2006     14.33        16.17      36,753.72
                                                             2007     16.17        15.48      58,469.53
                                                             2008     15.48         9.40      51,359.95
                                                             2009      9.40        12.65      47,405.73

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.56         7.12       2,214.52
                                                             2005      7.12         7.96      32,539.17
                                                             2006      7.96         7.70      49,547.29
                                                             2007      7.70         7.74      42,082.05
                                                             2008      7.74         4.64      33,750.54
                                                             2009      4.64         6.08      30,389.06

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.22         9.87      22,557.32
                                                             2007      9.87         9.14      40,093.92
                                                             2008      9.14         4.08      49,200.25
                                                             2009      4.08         5.54      45,469.79

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.61         8.42       1,275.31
                                                             2005      8.42         8.86       8,313.82
                                                             2006      8.86         9.26       8,924.96

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     22.95        25.97       7,873.17
                                                             2005     25.97        27.27      28,495.45
                                                             2006     27.27        31.23      54,344.96
                                                             2007     31.23        34.31      74,909.50
                                                             2008     34.31        21.59      73,443.09
                                                             2009     21.59        27.60      68,406.25

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004    $ 8.75       $ 9.68      11,076.07
                                                          2005      9.68         9.94      35,691.52
                                                          2006      9.94        10.74      63,089.12
                                                          2007     10.74        11.02      55,752.90
                                                          2008     11.02         6.36      53,582.75
                                                          2009      6.36         8.12      50,996.32

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.69        16.70      41,437.91
                                                          2005     16.70        16.68     131,610.71
                                                          2006     16.68        17.92     208,982.46
                                                          2007     17.92        18.79     261,726.72
                                                          2008     18.79        15.05     238,895.76
                                                          2009     15.05        20.26     238,699.81

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.30        12.09       4,211.35
                                                          2005     12.09        12.89      22,178.17
                                                          2006     12.89        14.48      33,138.58
                                                          2007     14.48        15.83      46,321.83
                                                          2008     15.83         9.54      58,875.23
                                                          2009      9.54        12.57      57,151.36

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     29.46        31.93      48,425.47
                                                          2005     31.93        34.47     114,332.89
                                                          2006     34.47        38.06     131,110.14
                                                          2007     38.06        34.80     132,411.56
                                                          2008     34.80        18.44     114,642.03
                                                          2009     18.44        25.63     101,186.59

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.97      23,738.90
                                                          2009      7.97        10.03      32,570.27

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.59       7,220.50
                                                          2009      6.59         8.10      11,063.84

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         7.02      62,019.61
                                                          2009      7.02         8.88      98,667.05

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.56           0.00
                                                          2009      6.56         8.56       4,382.90

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.56        12.93      62,507.21
                                                          2005     12.93        14.26     164,022.42
                                                          2006     14.26        15.41     250,427.67
                                                          2007     15.41        16.30     335,857.52
                                                          2008     16.30        10.21     417,015.62
                                                          2009     10.21        13.74     286,771.59

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $32.97       $35.68     156,814.22
                                                          2005     35.68        36.65     508,917.52
                                                          2006     36.65        41.55     657,793.69
                                                          2007     41.55        42.92     786,082.23
                                                          2008     42.92        26.50     817,168.30
                                                          2009     26.50        32.84     771,039.32

MFS(R) Research International Division (Class B)......... 2004      9.68        11.10       9,587.47
                                                          2005     11.10        12.72      52,928.34
                                                          2006     12.72        15.84     142,466.77
                                                          2007     15.84        17.66     332,197.88
                                                          2008     17.66        10.02     297,195.00
                                                          2009     10.02        12.97     362,562.60

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     35.53        38.58       2,372.87
                                                          2005     38.58        39.05      24,860.40
                                                          2006     39.05        43.02      30,424.70
                                                          2007     43.02        44.08      41,943.27
                                                          2008     44.08        33.68      50,483.60
                                                          2009     33.68        39.22      39,770.66

MFS(R) Value Division (Class B).......................... 2004     12.00        12.93     108,290.64
                                                          2005     12.93        12.51     300,285.56
                                                          2006     12.51        14.51     294,966.04
                                                          2007     14.51        13.71     345,129.39
                                                          2008     13.71         8.94     330,646.25
                                                          2009      8.94        10.61     297,687.36

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.45        10.98     126,152.13
                                                          2005     10.98        12.21     339,025.45
                                                          2006     12.21        15.07     462,728.80
                                                          2007     15.07        16.39     668,772.94
                                                          2008     16.39         9.32     681,524.58
                                                          2009      9.32        11.77     545,497.99

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.35        21.38      65,404.67
                                                          2005     21.38        23.55     264,533.71
                                                          2006     23.55        25.78     358,701.49
                                                          2007     25.78        26.18     407,834.48
                                                          2008     26.18        13.53     341,977.21
                                                          2009     13.53        19.67     278,249.72

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.88         8.54      13,129.16
                                                          2006      8.54         9.05      40,015.91
                                                          2007      9.05        10.17      79,747.56
                                                          2008     10.17         5.41     112,799.60
                                                          2009      5.41         7.65     169,418.84

Oppenheimer Global Equity Division (Class B)............. 2004     12.57        14.48       9,526.43
                                                          2005     14.48        16.53      41,647.66
                                                          2006     16.53        18.92      80,340.10
                                                          2007     18.92        19.79      93,672.46
                                                          2008     19.79        11.57     133,559.11
                                                          2009     11.57        15.92      84,554.35

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.92       $11.02      46,025.77
                                                        2007     11.02        12.01     108,646.03
                                                        2008     12.01        11.01     385,644.35
                                                        2009     11.01        12.79     385,291.98

PIMCO Total Return Division (Class B).................. 2004     11.59        11.99     175,654.13
                                                        2005     11.99        12.07     553,686.34
                                                        2006     12.07        12.41     649,425.03
                                                        2007     12.41        13.14     695,493.02
                                                        2008     13.14        12.98     630,863.83
                                                        2009     12.98        15.08     666,003.60

RCM Technology Division (Class B)...................... 2004      4.14         4.30      54,690.49
                                                        2005      4.30         4.70     116,180.49
                                                        2006      4.70         4.87     135,078.24
                                                        2007      4.87         6.31     407,620.95
                                                        2008      6.31         3.45     306,232.72
                                                        2009      3.45         5.40     334,322.12

Russell 2000(R) Index Division (Class B)............... 2004     13.32        15.23      43,993.41
                                                        2005     15.23        15.63     125,097.16
                                                        2006     15.63        18.09     195,532.47
                                                        2007     18.09        17.50     215,892.55
                                                        2008     17.50        11.42     255,521.17
                                                        2009     11.42        14.12     186,998.51

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.69        11.38       2,415.26
                                                        2007     11.38        11.83      31,370.29
                                                        2008     11.83         7.80      28,383.39
                                                        2009      7.80         9.91      84,815.92

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.50        11.13       7,199.49
                                                        2007     11.13        11.54      18,132.34
                                                        2008     11.54         8.51      15,571.41
                                                        2009      8.51        10.46      89,717.91

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.04        11.95      37,785.95
                                                        2005     11.95        12.50     105,911.34
                                                        2006     12.50        13.89     144,424.76
                                                        2007     13.89        14.92     188,545.73
                                                        2008     14.92         8.51     173,797.48
                                                        2009      8.51        11.99     158,106.62

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.23         7.06      37,130.45
                                                        2005      7.06         7.96     124,056.64
                                                        2006      7.96         8.32     194,513.98
                                                        2007      8.32         9.63     348,582.99
                                                        2008      9.63         5.71     286,541.36
                                                        2009      5.71         8.17     274,158.05

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $12.20       $12.99       11,525.19
                                                         2005     12.99        14.15       87,611.08
                                                         2006     14.15        14.44      117,645.04
                                                         2007     14.44        15.56       75,889.16
                                                         2008     15.56         9.75       83,913.67
                                                         2009      9.75        13.30       96,685.09

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     18.30        19.38       41,564.54
                                                         2005     19.38        19.56      221,755.12
                                                         2006     19.56        20.18      319,978.60
                                                         2007     20.18        20.59      312,486.45
                                                         2008     20.59        17.18      246,104.98
                                                         2009     17.18        22.30      229,790.38

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     15.13        15.47       82,723.50
                                                         2005     15.47        15.43      242,323.34
                                                         2006     15.43        15.78      293,388.48
                                                         2007     15.78        16.16      355,994.79
                                                         2008     16.16        15.82      294,414.86
                                                         2009     15.82        16.20      278,597.22

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.13       29,348.44
                                                         2006     11.13        12.67       92,202.40
                                                         2007     12.67        12.88      152,406.40
                                                         2008     12.88         7.54      151,235.14
                                                         2009      7.54         9.76      150,755.43

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.28       34,049.10
                                                         2006     10.28        10.82      219,274.10
                                                         2007     10.82        11.24      542,410.67
                                                         2008     11.24         9.47      837,770.87
                                                         2009      9.47        11.23      722,615.32

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.50      167,681.07
                                                         2006     10.50        11.31      803,741.14
                                                         2007     11.31        11.66    1,798,990.05
                                                         2008     11.66         9.00    2,169,751.21
                                                         2009      9.00        10.95    2,002,953.50

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.73      384,317.09
                                                         2006     10.73        11.81    1,882,802.48
                                                         2007     11.81        12.13    3,987,132.98
                                                         2008     12.13         8.52    4,568,457.55
                                                         2009      8.52        10.60    4,334,438.20

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.95      299,456.61
                                                         2006     10.95        12.31    1,441,069.15
                                                         2007     12.31        12.58    3,442,051.17
                                                         2008     12.58         8.03    3,852,526.33
                                                         2009      8.03        10.21    3,616,688.31

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 1.85 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 14.23      $ 14.89     104,580.49
                                                     2007     14.89        15.11     296,130.88
                                                     2008     15.11        13.44     264,484.04
                                                     2009     13.44        14.86     226,808.25

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.96        18.93      68,677.50
                                                     2005     18.93        23.30     237,611.10
                                                     2006     23.30        28.38     407,554.60
                                                     2007     28.38        33.83     454,460.12
                                                     2008     33.83        15.43     381,495.88
                                                     2009     15.43        24.44     361,913.51

American Funds Growth Division (Class 2)............ 2004    105.51       116.52      31,410.78
                                                     2005    116.52       132.91     109,541.48
                                                     2006    132.91       143.81     161,281.14
                                                     2007    143.81       158.59     181,913.28
                                                     2008    158.59        87.22     162,427.62
                                                     2009     87.22       119.37     147,719.28

American Funds Growth-Income Division (Class 2)..... 2004     82.11        88.97      32,405.93
                                                     2005     88.97        92.43      95,865.42
                                                     2006     92.43       104.54     129,393.14
                                                     2007    104.54       107.79     148,871.59
                                                     2008    107.79        65.76     135,977.45
                                                     2009     65.76        84.72     126,583.29

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.99      793,338.10
                                                          2009      6.99         8.89      869,855.14

American Funds Bond Division+ (Class 2)/(e)/............. 2006     14.23        14.89      110,668.18
                                                          2007     14.89        15.11      252,107.71
                                                          2008     15.11        13.44      158,993.33
                                                          2009     13.44        14.86      118,527.47

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.66        13.32            0.00
                                                          2002     13.32        10.59       32,229.47
                                                          2003     10.59        15.96      171,695.10
                                                          2004     15.96        18.93      369,097.08
                                                          2005     18.93        23.30      429,939.53
                                                          2006     23.30        28.38      467,603.88
                                                          2007     28.38        33.83      501,389.85
                                                          2008     33.83        15.43      399,490.96
                                                          2009     15.43        24.44      293,090.40

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.34      866,564.61
                                                          2009      6.34         8.36    1,244,523.49

American Funds Growth Division+ (Class 2)/(a)/........... 2001    117.06       105.89            0.00
                                                          2002    105.89        78.52       21,502.34
                                                          2003     78.52       105.46      124,946.44
                                                          2004    105.46       116.46      226,287.64
                                                          2005    116.46       132.85      227,880.56
                                                          2006    132.85       143.74      219,738.44
                                                          2007    143.74       158.52      200,783.72
                                                          2008    158.52        87.18      165,466.58
                                                          2009     87.18       119.31      122,803.65

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     82.13        78.76            0.00
                                                          2002     78.76        63.13       26,184.96
                                                          2003     63.13        82.07      152,150.41
                                                          2004     82.07        88.92      272,765.78
                                                          2005     88.92        92.39      271,138.47
                                                          2006     92.39       104.49      255,679.74
                                                          2007    104.49       107.74      235,028.44
                                                          2008    107.74        65.72      184,407.55
                                                          2009     65.72        84.68      140,511.13

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.66      770,785.94
                                                          2009      7.66         9.30    1,145,363.81

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.36       $12.95       66,514.52
                                                       2005     12.95        14.98      189,007.22
                                                       2006     14.98        17.12      286,646.95
                                                       2007     17.12        18.52      345,202.32
                                                       2008     18.52        10.15      337,447.42
                                                       2009     10.15        12.16      301,283.60

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.20        12.54      912,875.40
                                                       2005     12.54        12.55    2,487,168.01
                                                       2006     12.55        12.81    3,484,985.75
                                                       2007     12.81        13.44    3,999,451.60
                                                       2008     13.44        13.95    2,966,370.88
                                                       2009     13.95        14.40    2,989,033.63

BlackRock Aggressive Growth Division (Class B)........ 2004     31.99        35.39       14,507.99
                                                       2005     35.39        38.43       33,286.34
                                                       2006     38.43        40.23       43,705.22
                                                       2007     40.23        47.55       70,980.26
                                                       2008     47.55        25.31       82,539.30
                                                       2009     25.31        37.10       78,531.15

BlackRock Bond Income Division (Class B).............. 2004     40.69        42.07       99,262.50
                                                       2005     42.07        42.25      244,663.60
                                                       2006     42.25        43.26      285,288.76
                                                       2007     43.26        45.09      293,830.30
                                                       2008     45.09        42.70      232,467.50
                                                       2009     42.70        45.84      222,884.83

BlackRock Diversified Division (Class B).............. 2004     33.49        36.06       80,214.35
                                                       2005     36.06        36.45      170,523.14
                                                       2006     36.45        39.51      198,591.75
                                                       2007     39.51        41.02      213,746.69
                                                       2008     41.02        30.26      193,973.87
                                                       2009     30.26        34.81      181,978.89

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     72.70        73.18       39,294.08
                                                       2008     73.18        45.10       36,769.51
                                                       2009     45.10        52.85       42,519.16

BlackRock Large Cap Division (Class B)/(g)/........... 2004     55.89        61.55       16,467.79
                                                       2005     61.55        62.52       29,159.47
                                                       2006     62.52        69.98       31,632.37
                                                       2007     69.98        73.32            0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.62        11.70       97,499.59
                                                       2005     11.70        12.14      281,289.27
                                                       2006     12.14        14.22      785,867.66
                                                       2007     14.22        14.41      891,656.41
                                                       2008     14.41         9.19      829,917.35
                                                       2009      9.19        10.04      684,291.55

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.54       $24.65       17,058.19
                                                     2005     24.65        25.87       55,172.58
                                                     2006     25.87        26.42       80,102.03
                                                     2007     26.42        30.76      133,618.69
                                                     2008     30.76        19.14      189,943.84
                                                     2009     19.14        25.69      188,147.65

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.60        16.76        8,101.86
                                                     2007     16.76        17.09       22,822.86
                                                     2008     17.09         9.24       21,354.23
                                                     2009      9.24         9.62            0.00

BlackRock Money Market Division (Class B)........... 2004     20.64        20.53       33,612.06
                                                     2005     20.53        20.72       96,921.47
                                                     2006     20.72        21.29      121,116.76
                                                     2007     21.29        21.94      140,229.63
                                                     2008     21.94        22.13      236,478.05
                                                     2009     22.13        21.81      211,366.01

BlackRock Strategic Value Division (Class B)........ 2004     15.92        17.88      319,423.19
                                                     2005     17.88        18.26      519,681.12
                                                     2006     18.26        20.91      565,296.57
                                                     2007     20.91        19.80      532,334.89
                                                     2008     19.80        11.96      434,107.53
                                                     2009     11.96        13.26      407,729.67

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.80      500,548.88
                                                     2005     12.80        14.26    1,035,388.32
                                                     2006     14.26        19.29    1,703,076.70
                                                     2007     19.29        16.12    1,354,919.10
                                                     2008     16.12         9.24    1,100,900.47
                                                     2009      9.24        12.24      926,949.89

Davis Venture Value Division (Class B).............. 2004     27.76        29.82      141,982.73
                                                     2005     29.82        32.25      388,337.72
                                                     2006     32.25        36.25      584,897.58
                                                     2007     36.25        37.18      642,957.77
                                                     2008     37.18        22.11      617,269.34
                                                     2009     22.11        28.61      597,878.96

FI Mid Cap Opportunities Division (Class B)......... 2004     14.34        16.11       87,053.78
                                                     2005     16.11        16.89      144,414.87
                                                     2006     16.89        18.53      233,166.60
                                                     2007     18.53        19.69      278,142.29
                                                     2008     19.69         8.63      263,433.41
                                                     2009      8.63        11.33      232,422.73

FI Value Leaders Division (Class B)................. 2004     22.26        25.06       19,437.68
                                                     2005     25.06        27.21       93,322.20
                                                     2006     27.21        29.87      170,569.65
                                                     2007     29.87        30.52      169,574.77
                                                     2008     30.52        18.27      146,370.87
                                                     2009     18.27        21.82      146,108.83

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.94      $ 13.83     151,127.30
                                                             2005     13.83        15.53     405,603.51
                                                             2006     15.53        19.68     897,052.85
                                                             2007     19.68        19.13     955,712.37
                                                             2008     19.13        11.12     716,024.87
                                                             2009     11.12        16.95     731,710.70

Janus Forty Division (Class B)/(h)/......................... 2007    135.24       165.57      28,994.67
                                                             2008    165.57        94.41     111,088.82
                                                             2009     94.41       132.60     112,266.18

Jennison Growth Division (Class B)/(b)/..................... 2005      4.00         4.80      61,967.11
                                                             2006      4.80         4.84     142,425.77
                                                             2007      4.84         5.30     225,098.62
                                                             2008      5.30         3.30     211,021.60
                                                             2009      3.30         4.53     272,274.33

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.17         4.35      17,007.14
                                                             2005      4.35         3.96      24,141.97

Lazard Mid Cap Division (Class B)........................... 2004     12.46        13.43      36,281.76
                                                             2005     13.43        14.27      72,907.38
                                                             2006     14.27        16.09     140,197.13
                                                             2007     16.09        15.39     199,724.02
                                                             2008     15.39         9.33     143,593.02
                                                             2009      9.33        12.55     125,031.77

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.54         7.09      37,453.78
                                                             2005      7.09         7.92     107,721.48
                                                             2006      7.92         7.65     181,140.34
                                                             2007      7.65         7.69     159,531.06
                                                             2008      7.69         4.61     147,199.47
                                                             2009      4.61         6.02     129,670.93

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.15         9.80      85,499.93
                                                             2007      9.80         9.06     112,238.01
                                                             2008      9.06         4.04     129,264.47
                                                             2009      4.04         5.48     133,249.29

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.57         8.38      12,559.46
                                                             2005      8.38         8.80      26,386.07
                                                             2006      8.80         9.19      44,385.13
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)................................................. 2004     22.72        25.69      12,143.39
                                                             2005     25.69        26.95      40,829.47
                                                             2006     26.95        30.84     130,657.92
                                                             2007     30.84        33.84     199,591.20
                                                             2008     33.84        21.27     173,286.62
                                                             2009     21.27        27.17     158,982.65

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B)................................ 2004    $ 8.73       $ 9.64      57,281.24
                                                    2005      9.64         9.90     154,552.24
                                                    2006      9.90        10.68     155,088.49
                                                    2007     10.68        10.95     148,632.91
                                                    2008     10.95         6.32     136,278.75
                                                    2009      6.32         8.05     140,002.30

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.57        16.56     124,851.59
                                                    2005     16.56        16.52     328,720.38
                                                    2006     16.52        17.73     549,861.12
                                                    2007     17.73        18.57     683,372.92
                                                    2008     18.57        14.86     521,594.46
                                                    2009     14.86        19.98     494,089.65

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.27        12.05      26,294.95
                                                    2005     12.05        12.83      50,215.73
                                                    2006     12.83        14.41      82,523.50
                                                    2007     14.41        15.73      94,017.36
                                                    2008     15.73         9.47      80,145.63
                                                    2009      9.47        12.46      73,627.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)......................................... 2004     29.14        31.56     117,721.46
                                                    2005     31.56        34.04     298,396.49
                                                    2006     34.04        37.54     324,215.96
                                                    2007     37.54        34.29     314,103.91
                                                    2008     34.29        18.16     246,922.94
                                                    2009     18.16        25.21     223,645.47

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.96      65,467.64
                                                    2009      7.96        10.01     133,239.70

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.58      29,274.68
                                                    2009      6.58         8.08      67,025.87

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.01     144,929.43
                                                    2009      7.01         8.87     175,218.39

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.55      25,230.25
                                                    2009      6.55         8.54      33,984.78

MetLife Mid Cap Stock Index Division (Class B)..... 2004     11.52        12.87     208,061.30
                                                    2005     12.87        14.18     554,103.04
                                                    2006     14.18        15.31     720,723.19
                                                    2007     15.31        16.18     815,160.84
                                                    2008     16.18        10.12     870,940.54
                                                    2009     10.12        13.61     779,815.38

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $32.51       $35.16      454,627.96
                                                          2005     35.16        36.08    1,199,871.15
                                                          2006     36.08        40.86    1,603,848.66
                                                          2007     40.86        42.17    1,777,768.44
                                                          2008     42.17        26.01    1,911,644.92
                                                          2009     26.01        32.20    1,814,584.61

MFS(R) Research International Division (Class B)......... 2004      9.65        11.06       50,747.07
                                                          2005     11.06        12.66      136,987.82
                                                          2006     12.66        15.75      459,100.86
                                                          2007     15.75        17.54      602,200.33
                                                          2008     17.54         9.94      760,261.43
                                                          2009      9.94        12.85      625,532.66

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     34.93        37.91       57,702.72
                                                          2005     37.91        38.33      124,020.75
                                                          2006     38.33        42.19      132,486.50
                                                          2007     42.19        43.18      145,281.71
                                                          2008     43.18        32.96      120,025.00
                                                          2009     32.96        38.34      109,408.46

MFS(R) Value Division (Class B).......................... 2004     11.93        12.85      374,626.53
                                                          2005     12.85        12.43      724,619.90
                                                          2006     12.43        14.40      756,964.22
                                                          2007     14.40        13.58      757,560.42
                                                          2008     13.58         8.85      618,064.49
                                                          2009      8.85        10.49      549,389.91

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.40        10.91      332,349.68
                                                          2005     10.91        12.12      858,238.92
                                                          2006     12.12        14.95    1,194,424.94
                                                          2007     14.95        16.24    1,350,230.97
                                                          2008     16.24         9.23    1,590,004.75
                                                          2009      9.23        11.64    1,410,760.29

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.25        21.25      245,824.45
                                                          2005     21.25        23.39      630,927.75
                                                          2006     23.39        25.57      853,094.21
                                                          2007     25.57        25.94      925,152.39
                                                          2008     25.94        13.39      828,055.72
                                                          2009     13.39        19.45      738,216.07

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.84         8.50       40,222.67
                                                          2006      8.50         8.99      137,636.89
                                                          2007      8.99        10.10      329,952.88
                                                          2008     10.10         5.37      350,373.23
                                                          2009      5.37         7.59      290,429.06

Oppenheimer Global Equity Division (Class B)............. 2004     12.48        14.36       27,956.80
                                                          2005     14.36        16.38      117,941.26
                                                          2006     16.38        18.74      248,855.43
                                                          2007     18.74        19.57      343,124.58
                                                          2008     19.57        11.44      269,245.86
                                                          2009     11.44        15.72      222,415.71

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.89       $10.98       98,620.86
                                                        2007     10.98        11.96      347,789.82
                                                        2008     11.96        10.94    1,120,866.37
                                                        2009     10.94        12.70    1,110,381.27

PIMCO Total Return Division (Class B).................. 2004     11.55        11.95      498,836.31
                                                        2005     11.95        12.01    1,136,842.07
                                                        2006     12.01        12.34    1,359,793.00
                                                        2007     12.34        13.05    1,553,384.52
                                                        2008     13.05        12.88    1,547,779.69
                                                        2009     12.88        14.95    1,549,998.52

RCM Technology Division (Class B)...................... 2004      4.12         4.29       73,802.78
                                                        2005      4.29         4.68      148,140.40
                                                        2006      4.68         4.84      259,282.93
                                                        2007      4.84         6.27      762,703.26
                                                        2008      6.27         3.42      706,859.86
                                                        2009      3.42         5.35      884,140.78

Russell 2000(R) Index Division (Class B)............... 2004     13.25        15.14      141,755.55
                                                        2005     15.14        15.52      350,011.64
                                                        2006     15.52        17.94      523,741.24
                                                        2007     17.94        17.34      570,083.25
                                                        2008     17.34        11.30      559,869.69
                                                        2009     11.30        13.97      532,783.70

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.68        11.37       26,769.64
                                                        2007     11.37        11.80       59,479.13
                                                        2008     11.80         7.78       34,105.98
                                                        2009      7.78         9.87      102,646.82

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.49        11.11       22,946.50
                                                        2007     11.11        11.52       30,912.00
                                                        2008     11.52         8.48       45,979.46
                                                        2009      8.48        10.42      393,719.43

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.98        11.87      110,295.64
                                                        2005     11.87        12.41      294,698.78
                                                        2006     12.41        13.78      410,605.16
                                                        2007     13.78        14.78      636,200.16
                                                        2008     14.78         8.43      539,130.67
                                                        2009      8.43        11.85      473,303.91

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.21         7.03      107,430.42
                                                        2005      7.03         7.92      343,464.54
                                                        2006      7.92         8.27      506,529.21
                                                        2007      8.27         9.56      876,740.66
                                                        2008      9.56         5.66    1,025,221.21
                                                        2009      5.66         8.10      964,784.27

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.11        12.89       69,587.07
                                                        2005     12.89        14.03      124,476.65
                                                        2006     14.03        14.29      172,403.57
                                                        2007     14.29        15.39      162,352.58
                                                        2008     15.39         9.63      169,587.64
                                                        2009      9.63        13.13      175,810.58

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004    $18.13       $19.18      172,124.52
                                                         2005     19.18        19.34      576,153.07
                                                         2006     19.34        19.93      721,556.34
                                                         2007     19.93        20.32      728,579.12
                                                         2008     20.32        16.94      512,516.99
                                                         2009     16.94        21.96      449,321.31

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.98        15.31      179,014.21
                                                         2005     15.31        15.26      589,407.46
                                                         2006     15.26        15.59      712,004.15
                                                         2007     15.59        15.95      715,332.75
                                                         2008     15.95        15.59      521,318.83
                                                         2009     15.59        15.96      515,974.90

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.12       28,913.27
                                                         2006     11.12        12.65      196,169.63
                                                         2007     12.65        12.84      356,079.47
                                                         2008     12.84         7.52      347,402.50
                                                         2009      7.52         9.72      313,709.18

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.27      265,930.71
                                                         2006     10.27        10.80      432,526.78
                                                         2007     10.80        11.21      688,541.23
                                                         2008     11.21         9.43      877,797.87
                                                         2009      9.43        11.18    1,082,687.42

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.49      455,839.07
                                                         2006     10.49        11.29    1,597,413.69
                                                         2007     11.29        11.63    2,891,813.57
                                                         2008     11.63         8.96    3,704,385.94
                                                         2009      8.96        10.90    3,639,409.33

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.72    1,208,419.42
                                                         2006     10.72        11.79    3,901,804.14
                                                         2007     11.79        12.09    7,491,319.15
                                                         2008     12.09         8.48    8,298,987.60
                                                         2009      8.48        10.55    8,986,111.50

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.95      600,426.63
                                                         2006     10.95        12.29    2,916,170.94
                                                         2007     12.29        12.55    6,445,914.14
                                                         2008     12.55         8.00    7,010,215.91
                                                         2009      8.00        10.16    6,600,476.28
At 1.95 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/............. 2006     14.10        14.75      357,999.08
                                                         2007     14.75        14.95      823,793.83
                                                         2008     14.95        13.29      516,021.08
                                                         2009     13.29        14.67      476,103.99

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004   $ 15.87      $ 18.81     154,178.34
                                                     2005     18.81        23.12     388,885.90
                                                     2006     23.12        28.13     690,957.63
                                                     2007     28.13        33.50     932,881.79
                                                     2008     33.50        15.27     856,429.19
                                                     2009     15.27        24.15     816,662.29

American Funds Growth Division (Class 2)............ 2004    103.43       114.11      97,615.02
                                                     2005    114.11       130.03     234,076.91
                                                     2006    130.03       140.56     338,346.73
                                                     2007    140.56       154.85     382,373.62
                                                     2008    154.85        85.07     383,696.41
                                                     2009     85.07       116.31     352,893.24

American Funds Growth-Income Division (Class 2)..... 2004     80.49        87.13     102,191.11
                                                     2005     87.13        90.43     253,909.56
                                                     2006     90.43       102.17     351,895.32
                                                     2007    102.17       105.24     383,293.04
                                                     2008    105.24        64.14     326,500.85
                                                     2009     64.14        82.55     305,376.46

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98      87,557.69
                                                          2009      6.98         8.87      41,711.76

American Funds Bond Division+ (Class 2)/(e)/............. 2006     14.04        14.68         285.76
                                                          2007     14.68        14.87       2,966.80
                                                          2008     14.87        13.21       5,323.72
                                                          2009     13.21        14.58       5,861.01

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.59        13.25           0.00
                                                          2002     13.25        10.51           0.00
                                                          2003     10.51        15.82      16,276.78
                                                          2004     15.82        18.75      35,175.14
                                                          2005     18.75        23.04      41,539.10
                                                          2006     23.04        28.01      76,385.21
                                                          2007     28.01        33.34      66,717.75
                                                          2008     33.34        15.18      60,337.00
                                                          2009     15.18        24.01      55,245.60

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.34     147,345.36
                                                          2009      6.34         8.34     276,752.11

American Funds Growth Division+ (Class 2)/(a)/........... 2001    114.03       103.08           0.00
                                                          2002    103.08        76.33           0.00
                                                          2003     76.33       102.36       9,687.49
                                                          2004    102.36       112.86      20,523.05
                                                          2005    112.86       128.55      19,557.50
                                                          2006    128.55       138.89      18,383.62
                                                          2007    138.89       152.93      16,417.04
                                                          2008    152.93        83.98      14,835.46
                                                          2009     83.98       114.76      13,657.62

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     80.00        76.67           0.00
                                                          2002     76.67        61.37         595.67
                                                          2003     61.37        79.66      16,673.18
                                                          2004     79.66        86.18      28,078.77
                                                          2005     86.18        89.40      20,444.99
                                                          2006     89.40       100.96      18,095.73
                                                          2007    100.96       103.94      16,950.80
                                                          2008    103.94        63.31      13,873.69
                                                          2009     63.31        81.45      12,956.38
American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.66      52,675.94
                                                          2009      7.66         9.28      72,355.31

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.14       $12.69       2,465.13
                                                       2005     12.69        14.65      10,628.57
                                                       2006     14.65        16.72      23,054.77
                                                       2007     16.72        18.06      44,197.05
                                                       2008     18.06         9.88      79,005.37
                                                       2009      9.88        11.83      66,649.39

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.10        12.42     112,089.24
                                                       2005     12.42        12.42     259,575.03
                                                       2006     12.42        12.66     298,677.10
                                                       2007     12.66        13.25     386,972.91
                                                       2008     13.25        13.74     275,501.13
                                                       2009     13.74        14.16     270,397.68

BlackRock Aggressive Growth Division (Class B)........ 2004     31.23        34.52       1,936.92
                                                       2005     34.52        37.42       2,919.02
                                                       2006     37.42        39.12       6,593.98
                                                       2007     39.12        46.17      15,811.45
                                                       2008     46.17        24.54      14,508.19
                                                       2009     24.54        35.91      13,307.36

BlackRock Bond Income Division (Class B).............. 2004     39.44        40.74      12,203.33
                                                       2005     40.74        40.86      25,429.41
                                                       2006     40.86        41.77      41,165.96
                                                       2007     41.77        43.47      54,499.65
                                                       2008     43.47        41.11      39,516.18
                                                       2009     41.11        44.06      32,834.42

BlackRock Diversified Division (Class B).............. 2004     32.60        35.07      10,496.05
                                                       2005     35.07        35.40      18,982.49
                                                       2006     35.40        38.32      20,874.02
                                                       2007     38.32        39.72      56,594.43
                                                       2008     39.72        29.26      56,291.54
                                                       2009     29.26        33.60      51,123.51

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     70.14        70.53       7,084.23
                                                       2008     70.53        43.40      19,177.91
                                                       2009     43.40        50.79      15,111.61

BlackRock Large Cap Division (Class B)/(g)/........... 2004     54.17        59.59       1,881.76
                                                       2005     59.59        60.45       3,756.59
                                                       2006     60.45        67.55       6,856.82
                                                       2007     67.55        70.74           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.59        11.65       7,999.04
                                                       2005     11.65        12.07      24,302.59
                                                       2006     12.07        14.12      75,219.82
                                                       2007     14.12        14.29     130,341.51
                                                       2008     14.29         9.10     107,190.43
                                                       2009      9.10         9.92     109,730.76

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.22       $24.27       9,423.14
                                                     2005     24.27        25.44       4,568.51
                                                     2006     25.44        25.94       8,075.47
                                                     2007     25.94        30.16      38,186.68
                                                     2008     30.16        18.74      37,676.48
                                                     2009     18.74        25.12      58,160.77

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.36        16.50         912.12
                                                     2007     16.50        16.80       1,642.68
                                                     2008     16.80         9.07      42,086.33
                                                     2009      9.07         9.44           0.00

BlackRock Money Market Division (Class B)........... 2004     20.01        19.88      20,934.55
                                                     2005     19.88        20.03       8,434.82
                                                     2006     20.03        20.56       9,432.79
                                                     2007     20.56        21.15      10,237.43
                                                     2008     21.15        21.30      35,755.34
                                                     2009     21.30        20.97      16,458.29

BlackRock Strategic Value Division (Class B)........ 2004     15.83        17.76      40,690.20
                                                     2005     17.76        18.12      81,971.87
                                                     2006     18.12        20.71     103,214.52
                                                     2007     20.71        19.58     100,523.59
                                                     2008     19.58        11.81      86,090.41
                                                     2009     11.81        13.08      67,620.04

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.79      46,331.32
                                                     2005     12.79        14.23     123,861.73
                                                     2006     14.23        19.22     225,365.42
                                                     2007     19.22        16.03     213,683.63
                                                     2008     16.03         9.18     192,656.00
                                                     2009      9.18        12.14     165,693.92

Davis Venture Value Division (Class B).............. 2004     27.37        29.37      31,161.37
                                                     2005     29.37        31.71      60,892.62
                                                     2006     31.71        35.59     102,139.81
                                                     2007     35.59        36.46     131,826.19
                                                     2008     36.46        21.64     122,233.24
                                                     2009     21.64        27.97      97,797.37

FI Mid Cap Opportunities Division (Class B)......... 2004     14.19        15.92       8,203.79
                                                     2005     15.92        16.67      14,255.47
                                                     2006     16.67        18.26      16,262.91
                                                     2007     18.26        19.38      28,232.01
                                                     2008     19.38         8.47      38,181.84
                                                     2009      8.47        11.11      31,711.28

FI Value Leaders Division (Class B)................. 2004     21.89        24.62       3,119.82
                                                     2005     24.62        26.70      17,700.78
                                                     2006     26.70        29.26      29,405.15
                                                     2007     29.26        29.86      36,516.85
                                                     2008     29.86        17.85      19,286.63
                                                     2009     17.85        21.28      17,475.22

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.89      $ 13.76      21,852.43
                                                             2005     13.76        15.44      51,829.46
                                                             2006     15.44        19.53     114,085.91
                                                             2007     19.53        18.95     145,783.34
                                                             2008     18.95        11.00     133,439.40
                                                             2009     11.00        16.74     116,903.41

Janus Forty Division (Class B)/(h)/......................... 2007    130.24       159.29       2,823.16
                                                             2008    159.29        90.69      15,989.43
                                                             2009     90.69       127.18      14,767.01

Jennison Growth Division (Class B)/(b)/..................... 2005      3.97         4.76       2,883.67
                                                             2006      4.76         4.79       9,227.62
                                                             2007      4.79         5.24      25,032.72
                                                             2008      5.24         3.26     118,653.55
                                                             2009      3.26         4.47     136,366.99

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.15         4.31         166.62
                                                             2005      4.31         3.93         166.45

Lazard Mid Cap Division (Class B)........................... 2004     12.41        13.37       1,884.05
                                                             2005     13.37        14.18       8,881.48
                                                             2006     14.18        15.96      11,450.66
                                                             2007     15.96        15.24      29,761.50
                                                             2008     15.24         9.23      18,296.07
                                                             2009      9.23        12.39      19,436.74

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.51         7.05       1,971.14
                                                             2005      7.05         7.86       7,035.25
                                                             2006      7.86         7.58      18,287.94
                                                             2007      7.58         7.61      18,448.84
                                                             2008      7.61         4.55      21,058.19
                                                             2009      4.55         5.94      19,270.69

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.06         9.68      23,737.63
                                                             2007      9.68         8.94      35,679.58
                                                             2008      8.94         3.98      20,365.71
                                                             2009      3.98         5.39      19,028.01

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.51         8.31         881.90
                                                             2005      8.31         8.72       3,593.59
                                                             2006      8.72         9.10      12,123.92

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)................................................. 2004     22.38        25.29       2,706.09
                                                             2005     25.29        26.48       8,531.22
                                                             2006     26.48        30.26      18,511.16
                                                             2007     30.26        33.16      32,070.75
                                                             2008     33.16        20.81      32,360.95
                                                             2009     20.81        26.54      27,410.24

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004    $ 8.69       $ 9.59       2,837.37
                                                    2005      9.59         9.83       4,382.34
                                                    2006      9.83        10.59      10,108.02
                                                    2007     10.59        10.84      13,924.63
                                                    2008     10.84         6.24      40,879.03
                                                    2009      6.24         7.95      42,536.27

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.38        16.34       8,309.78
                                                    2005     16.34        16.28      22,220.05
                                                    2006     16.28        17.45      46,666.36
                                                    2007     17.45        18.25      77,204.80
                                                    2008     18.25        14.58      70,769.72
                                                    2009     14.58        19.58      76,881.91

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.23        12.00       1,548.23
                                                    2005     12.00        12.75       6,758.71
                                                    2006     12.75        14.29      11,749.55
                                                    2007     14.29        15.58      11,000.38
                                                    2008     15.58         9.37      13,182.43
                                                    2009      9.37        12.31      12,098.13

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     28.66        31.01      10,938.90
                                                    2005     31.01        33.40      39,037.45
                                                    2006     33.40        36.78      53,222.82
                                                    2007     36.78        33.55      53,625.69
                                                    2008     33.55        17.74      38,133.17
                                                    2009     17.74        24.58      33,716.72

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.96      14,695.76
                                                    2009      7.96         9.99      25,571.42

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57       2,792.31
                                                    2009      6.57         8.06       6,100.76

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.01      27,757.88
                                                    2009      7.01         8.84      29,159.66

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54         602.30
                                                    2009      6.54         8.52       5,169.57

MetLife Mid Cap Stock Index Division (Class B)..... 2004     11.45        12.79      36,438.48
                                                    2005     12.79        14.06      79,289.13
                                                    2006     14.06        15.16      93,502.64
                                                    2007     15.16        16.00     132,264.26
                                                    2008     16.00         9.99     125,998.49
                                                    2009      9.99        13.42      95,821.66

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $31.84       $34.39      66,514.00
                                                          2005     34.39        35.24     137,284.94
                                                          2006     35.24        39.85     143,558.08
                                                          2007     39.85        41.07     171,795.93
                                                          2008     41.07        25.29     169,992.47
                                                          2009     25.29        31.26     156,864.49

MFS(R) Research International Division (Class B)......... 2004      9.60        10.99       9,588.22
                                                          2005     10.99        12.56      31,239.40
                                                          2006     12.56        15.61      55,909.20
                                                          2007     15.61        17.36     100,997.39
                                                          2008     17.36         9.82     106,004.96
                                                          2009      9.82        12.68      92,087.94

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     34.05        36.91       2,362.83
                                                          2005     36.91        37.27      21,930.33
                                                          2006     37.27        40.96      12,278.96
                                                          2007     40.96        41.86      22,416.46
                                                          2008     41.86        31.91      26,643.32
                                                          2009     31.91        37.05      22,585.73

MFS(R) Value Division (Class B).......................... 2004     11.83        12.73      24,712.03
                                                          2005     12.73        12.29      94,008.85
                                                          2006     12.29        14.22     131,465.63
                                                          2007     14.22        13.40     148,236.20
                                                          2008     13.40         8.72     102,395.94
                                                          2009      8.72        10.32      82,838.62

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.33        10.81      50,755.18
                                                          2005     10.81        11.99     109,187.10
                                                          2006     11.99        14.77     108,247.58
                                                          2007     14.77        16.02     163,313.93
                                                          2008     16.02         9.09     172,688.21
                                                          2009      9.09        11.44     159,973.37

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.10        21.06      21,081.97
                                                          2005     21.06        23.14      86,924.58
                                                          2006     23.14        25.26     128,208.60
                                                          2007     25.26        25.58     160,955.45
                                                          2008     25.58        13.19     161,514.70
                                                          2009     13.19        19.13     127,623.80

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.79         8.44       7,145.14
                                                          2006      8.44         8.91      11,798.94
                                                          2007      8.91        10.00      41,752.68
                                                          2008     10.00         5.30      72,395.10
                                                          2009      5.30         7.49      74,156.09

Oppenheimer Global Equity Division (Class B)............. 2004     12.34        14.20       6,130.20
                                                          2005     14.20        16.16      11,094.06
                                                          2006     16.16        18.46      20,708.84
                                                          2007     18.46        19.26      39,616.94
                                                          2008     19.26        11.24      58,993.08
                                                          2009     11.24        15.42      55,937.51

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.84       $10.92       8,750.65
                                                        2007     10.92        11.87      42,316.60
                                                        2008     11.87        10.85     158,096.40
                                                        2009     10.85        12.58     172,066.28

PIMCO Total Return Division (Class B).................. 2004     11.49        11.88      44,470.27
                                                        2005     11.88        11.92     118,147.15
                                                        2006     11.92        12.23     148,988.71
                                                        2007     12.23        12.92     187,733.26
                                                        2008     12.92        12.73     138,733.24
                                                        2009     12.73        14.75     173,517.93

RCM Technology Division (Class B)...................... 2004      4.10         4.26      41,703.19
                                                        2005      4.26         4.64       7,809.11
                                                        2006      4.64         4.80      10,707.73
                                                        2007      4.80         6.20      68,532.97
                                                        2008      6.20         3.38     130,577.36
                                                        2009      3.38         5.28     157,682.56

Russell 2000(R) Index Division (Class B)............... 2004     13.14        15.00      24,091.71
                                                        2005     15.00        15.36      54,386.94
                                                        2006     15.36        17.73      77,172.79
                                                        2007     17.73        17.10      97,412.29
                                                        2008     17.10        11.13      79,333.26
                                                        2009     11.13        13.74      64,534.09

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.67        11.35          78.81
                                                        2007     11.35        11.76      16,119.87
                                                        2008     11.76         7.74       3,343.40
                                                        2009      7.74         9.81       6,822.99

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.48        11.09          50.25
                                                        2007     11.09        11.48       1,993.28
                                                        2008     11.48         8.44       1,263.77
                                                        2009      8.44        10.35      26,517.02

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.89        11.77      11,706.79
                                                        2005     11.77        12.28      31,767.70
                                                        2006     12.28        13.61      39,997.07
                                                        2007     13.61        14.58      52,982.35
                                                        2008     14.58         8.30      59,491.81
                                                        2009      8.30        11.66      46,445.84

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.18         6.99       5,792.84
                                                        2005      6.99         7.86      30,236.23
                                                        2006      7.86         8.20      57,433.72
                                                        2007      8.20         9.47     117,074.17
                                                        2008      9.47         5.60     133,990.47
                                                        2009      5.60         7.99     111,852.90

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $11.98       $12.74        4,888.49
                                                         2005     12.74        13.85       14,095.69
                                                         2006     13.85        14.09       14,021.46
                                                         2007     14.09        15.14       15,498.32
                                                         2008     15.14         9.46       19,507.95
                                                         2009      9.46        12.88       15,541.86
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.87        18.89       10,385.34
                                                         2005     18.89        19.02       75,416.95
                                                         2006     19.02        19.57      102,265.24
                                                         2007     19.57        19.92      116,242.92
                                                         2008     19.92        16.58      132,925.11
                                                         2009     16.58        21.47      121,862.31
Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.77        15.08       30,454.36
                                                         2005     15.08        15.01       83,256.83
                                                         2006     15.01        15.31       97,864.20
                                                         2007     15.31        15.63      118,123.87
                                                         2008     15.63        15.27       84,695.57
                                                         2009     15.27        15.60       83,005.49

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.11          225.18
                                                         2006     11.11        12.62        6,219.56
                                                         2007     12.62        12.79       28,330.13
                                                         2008     12.79         7.47       52,024.45
                                                         2009      7.47         9.65       39,251.30

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.26        3,874.57
                                                         2006     10.26        10.77       18,659.38
                                                         2007     10.77        11.16      164,718.99
                                                         2008     11.16         9.38      249,320.59
                                                         2009      9.38        11.10      295,834.39
MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.48       70,714.08
                                                         2006     10.48        11.26      187,956.39
                                                         2007     11.26        11.58      769,427.45
                                                         2008     11.58         8.91      718,875.03
                                                         2009      8.91        10.82      689,464.20

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.71       85,846.97
                                                         2006     10.71        11.76      463,035.46
                                                         2007     11.76        12.05      763,832.68
                                                         2008     12.05         8.44      916,612.54
                                                         2009      8.44        10.48      898,480.54
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.94      122,891.77
                                                         2006     10.94        12.26      419,480.40
                                                         2007     12.26        12.50    1,035,764.98
                                                         2008     12.50         7.96      944,219.59
                                                         2009      7.96        10.09      828,754.44

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 2.10 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 13.91      $ 14.54      22,784.06
                                                     2007     14.54        14.71     108,865.66
                                                     2008     14.71        13.06     136,815.91
                                                     2009     13.06        14.40     101,454.36

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.73        18.62      29,197.21
                                                     2005     18.62        22.86      65,064.34
                                                     2006     22.86        27.77     111,854.84
                                                     2007     27.77        33.02     155,236.14
                                                     2008     33.02        15.02     151,446.97
                                                     2009     15.02        23.73     133,850.54

American Funds Growth Division (Class 2)............ 2004    100.39       110.58      13,152.20
                                                     2005    110.58       125.83      29,151.88
                                                     2006    125.83       135.81      46,224.23
                                                     2007    135.81       149.39      59,508.91
                                                     2008    149.39        81.95      53,584.06
                                                     2009     81.95       111.88      43,587.75

American Funds Growth-Income Division (Class 2)..... 2004     78.13        84.44      10,297.47
                                                     2005     84.44        87.51      29,267.22
                                                     2006     87.51        98.72      48,176.05
                                                     2007     98.72       101.54      59,832.77
                                                     2008    101.54        61.79      52,677.64
                                                     2009     61.79        79.41      44,766.37

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98      4,429.96
                                                          2009      6.98         8.85     21,392.53

American Funds Bond Division+ (Class 2)/(e)/............. 2006     13.91        14.54        609.09
                                                          2007     14.54        14.71      8,556.70
                                                          2008     14.71        13.06      5,627.05
                                                          2009     13.06        14.40      5,174.78

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.55        13.20          0.00
                                                          2002     13.20        10.46      6,770.73
                                                          2003     10.46        15.73     19,818.67
                                                          2004     15.73        18.62     27,055.05
                                                          2005     18.62        22.86     27,764.62
                                                          2006     22.86        27.77     33,806.46
                                                          2007     27.77        33.02     31,194.78
                                                          2008     33.02        15.02     25,007.49
                                                          2009     15.02        23.73     13,830.25

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.33      6,318.23
                                                          2009      6.33         8.32      4,927.47

American Funds Growth Division+ (Class 2)/(a)/........... 2001    112.05       101.25          0.00
                                                          2002    101.25        74.90      2,729.99
                                                          2003     74.90       100.34      9,349.78
                                                          2004    100.34       110.53     14,562.37
                                                          2005    110.53       125.77     15,316.45
                                                          2006    125.77       135.74     16,484.29
                                                          2007    135.74       149.32     14,638.88
                                                          2008    149.32        81.91     11,738.22
                                                          2009     81.91       111.83      8,661.00

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     78.61        75.31          0.00
                                                          2002     75.31        60.22      3,960.17
                                                          2003     60.22        78.09     20,009.43
                                                          2004     78.09        84.39     24,296.87
                                                          2005     84.39        87.47     24,577.59
                                                          2006     87.47        98.68     23,058.63
                                                          2007     98.68       101.49     17,968.87
                                                          2008    101.49        61.76     14,155.02
                                                          2009     61.76        79.37      8,549.43

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.65          0.00
                                                          2009      7.65         9.26      2,841.49

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.00       $12.52         47.63
                                                       2005     12.52        14.44      2,963.92
                                                       2006     14.44        16.46      4,110.21
                                                       2007     16.46        17.76      3,157.70
                                                       2008     17.76         9.71      3,597.07
                                                       2009      9.71        11.61      3,066.43

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.03        12.35     31,888.21
                                                       2005     12.35        12.33     58,362.22
                                                       2006     12.33        12.56     52,710.37
                                                       2007     12.56        13.13     40,676.85
                                                       2008     13.13        13.60     29,784.71
                                                       2009     13.60        14.01     21,915.36

BlackRock Aggressive Growth Division (Class B)........ 2004     30.73        33.95          0.00
                                                       2005     33.95        36.77          0.00
                                                       2006     36.77        38.39      1,194.30
                                                       2007     38.39        45.27        600.98
                                                       2008     45.27        24.04        502.35
                                                       2009     24.04        35.14      2,343.36

BlackRock Bond Income Division (Class B).............. 2004     38.63        39.88        528.75
                                                       2005     39.88        39.95      2,908.64
                                                       2006     39.95        40.81      2,700.98
                                                       2007     40.81        42.42      2,773.60
                                                       2008     42.42        40.08      2,000.10
                                                       2009     40.08        42.91      2,214.04

BlackRock Diversified Division (Class B).............. 2004     32.03        34.43      1,286.48
                                                       2005     34.43        34.72      1,417.92
                                                       2006     34.72        37.54      1,304.25
                                                       2007     37.54        38.88      1,555.27
                                                       2008     38.88        28.61         42.92
                                                       2009     28.61        32.82         45.44

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     68.49        68.82        603.94
                                                       2008     68.82        42.31         89.12
                                                       2009     42.31        49.46         88.20

BlackRock Large Cap Division (Class B)/(g)/........... 2004     53.05        58.32          0.00
                                                       2005     58.32        59.10         64.81
                                                       2006     59.10        65.98        534.50
                                                       2007     65.98        69.07          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.57        11.62          0.00
                                                       2005     11.62        12.03      3,132.73
                                                       2006     12.03        14.05      4,271.56
                                                       2007     14.05        14.21      6,612.88
                                                       2008     14.21         9.04     11,462.13
                                                       2009      9.04         9.85      6,791.97

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.01       $24.03      1,115.87
                                                     2005     24.03        25.16      1,111.80
                                                     2006     25.16        25.63      1,227.84
                                                     2007     25.63        29.77      1,040.52
                                                     2008     29.77        18.48      5,591.12
                                                     2009     18.48        24.74      1,465.53

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.20        16.33          0.00
                                                     2007     16.33        16.61          0.00
                                                     2008     16.61         8.96      2,435.38
                                                     2009      8.96         9.32          0.00

BlackRock Money Market Division (Class B)........... 2004     19.60        19.46          0.00
                                                     2005     19.46        19.59          0.00
                                                     2006     19.59        20.09          0.00
                                                     2007     20.09        20.64          0.00
                                                     2008     20.64        20.77          0.00
                                                     2009     20.77        20.42          0.00

BlackRock Strategic Value Division (Class B)........ 2004     15.77        17.68      3,999.70
                                                     2005     17.68        18.02      6,163.03
                                                     2006     18.02        20.57      7,949.48
                                                     2007     20.57        19.43      7,339.58
                                                     2008     19.43        11.71      3,270.29
                                                     2009     11.71        12.95      3,356.03

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.78      7,319.82
                                                     2005     12.78        14.20     19,686.55
                                                     2006     14.20        19.16     42,276.42
                                                     2007     19.16        15.97     35,776.12
                                                     2008     15.97         9.13     23,251.06
                                                     2009      9.13        12.07     23,593.95

Davis Venture Value Division (Class B).............. 2004     27.11        29.07        345.72
                                                     2005     29.07        31.36      4,729.71
                                                     2006     31.36        35.16      5,991.31
                                                     2007     35.16        35.98      6,083.12
                                                     2008     35.98        21.34      7,539.75
                                                     2009     21.34        27.55      5,267.11

FI Mid Cap Opportunities Division (Class B)......... 2004     14.08        15.80      1,081.56
                                                     2005     15.80        16.52      2,267.62
                                                     2006     16.52        18.08      3,620.59
                                                     2007     18.08        19.17      4,459.56
                                                     2008     19.17         8.37      4,482.61
                                                     2009      8.37        10.97      6,370.06

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 21.65      $ 24.34        233.65
                                                             2005     24.34        26.36      4,359.90
                                                             2006     26.36        28.87      3,387.51
                                                             2007     28.87        29.42      2,211.88
                                                             2008     29.42        17.57      2,028.32
                                                             2009     17.57        20.93      1,043.64

Harris Oakmark International Division (Class B)............. 2004     11.86        13.72        949.47
                                                             2005     13.72        15.37      4,360.22
                                                             2006     15.37        19.42      5,990.28
                                                             2007     19.42        18.83      8,376.67
                                                             2008     18.83        10.92      7,073.66
                                                             2009     10.92        16.60      8,667.90

Janus Forty Division (Class B)/(h)/......................... 2007    127.01       155.23        236.72
                                                             2008    155.23        88.29      1,814.95
                                                             2009     88.29       123.70      1,025.61

Jennison Growth Division (Class B)/(b)/..................... 2005      3.95         4.73      3,161.78
                                                             2006      4.73         4.76      3,155.78
                                                             2007      4.76         5.20      2,392.99
                                                             2008      5.20         3.23      2,375.26
                                                             2009      3.23         4.43      2,358.23

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.13         4.29        931.60
                                                             2005      4.29         3.91        930.56

Lazard Mid Cap Division (Class B)........................... 2004     12.38        13.32        744.36
                                                             2005     13.32        14.12        379.82
                                                             2006     14.12        15.88        464.48
                                                             2007     15.88        15.15        865.71
                                                             2008     15.15         9.16        860.08
                                                             2009      9.16        12.29        697.85

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.48         7.02        363.43
                                                             2005      7.02         7.82      2,208.93
                                                             2006      7.82         7.54      4,667.37
                                                             2007      7.54         7.56      3,706.47
                                                             2008      7.56         4.52      4,179.79
                                                             2009      4.52         5.89      4,032.99

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.00         9.61      1,368.60
                                                             2007      9.61         8.87      1,363.74
                                                             2008      8.87         3.94      1,353.32
                                                             2009      3.94         5.34      4,783.40

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.48         8.26          0.00
                                                             2005      8.26         8.66        511.00
                                                             2006      8.66         9.03      1,368.70

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)........................................ 2004    $22.16       $25.02        957.25
                                                    2005     25.02        26.17      1,914.50
                                                    2006     26.17        29.88      2,596.92
                                                    2007     29.88        32.71      3,184.36
                                                    2008     32.71        20.51      3,544.72
                                                    2009     20.51        26.13      2,836.89

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B)................................ 2004      8.66         9.56          0.00
                                                    2005      9.56         9.78        252.79
                                                    2006      9.78        10.53      1,890.28
                                                    2007     10.53        10.77      2,360.96
                                                    2008     10.77         6.20      2,353.50
                                                    2009      6.20         7.88      6,086.24

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.26        16.20        993.97
                                                    2005     16.20        16.13      2,941.48
                                                    2006     16.13        17.26      6,019.69
                                                    2007     17.26        18.04     11,446.78
                                                    2008     18.04        14.40      9,528.47
                                                    2009     14.40        19.31      8,916.10

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.20        11.96      1,999.50
                                                    2005     11.96        12.70      4,087.05
                                                    2006     12.70        14.22      4,077.01
                                                    2007     14.22        15.49      4,352.05
                                                    2008     15.49         9.30      3,606.96
                                                    2009      9.30        12.21      4,222.28

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)......................................... 2004     28.35        30.65        953.24
                                                    2005     30.65        32.98      4,369.76
                                                    2006     32.98        36.28      2,625.73
                                                    2007     36.28        33.06      2,781.48
                                                    2008     33.06        17.46      2,983.91
                                                    2009     17.46        24.18      2,232.38

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.95      5,044.98
                                                    2009      7.95         9.97      3,262.51

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57      5,743.52
                                                    2009      6.57         8.05          0.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.00     30,135.30
                                                    2009      7.00         8.83     23,527.52

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54          0.00
                                                    2009      6.54         8.51          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.41       $12.73      3,071.40
                                                          2005     12.73        13.98      4,379.18
                                                          2006     13.98        15.06      7,809.23
                                                          2007     15.06        15.88      6,602.43
                                                          2008     15.88         9.91      9,320.16
                                                          2009      9.91        13.29     22,517.17

MetLife Stock Index Division (Class B)................... 2004     31.39        33.89     13,176.55
                                                          2005     33.89        34.69     20,802.11
                                                          2006     34.69        39.19     20,974.70
                                                          2007     39.19        40.35     16,593.18
                                                          2008     40.35        24.82     17,180.84
                                                          2009     24.82        30.65     23,911.63

MFS(R) Research International Division (Class B)......... 2004      9.57        10.95        476.58
                                                          2005     10.95        12.50      1,637.50
                                                          2006     12.50        15.52      6,763.82
                                                          2007     15.52        17.24      7,505.32
                                                          2008     17.24         9.74      7,214.85
                                                          2009      9.74        12.57      7,908.64

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     33.48        36.27        646.66
                                                          2005     36.27        36.58      1,203.01
                                                          2006     36.58        40.16      1,029.13
                                                          2007     40.16        41.00      5,429.37
                                                          2008     41.00        31.22      1,821.85
                                                          2009     31.22        36.22      1,381.73

MFS(R) Value Division (Class B).......................... 2004     11.77        12.65      1,123.06
                                                          2005     12.65        12.21      4,829.93
                                                          2006     12.21        14.11      1,157.60
                                                          2007     14.11        13.28      1,196.70
                                                          2008     13.28         8.63      5,035.86
                                                          2009      8.63        10.21      1,084.11

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.27        10.75      9,314.05
                                                          2005     10.75        11.90     13,763.63
                                                          2006     11.90        14.65     13,998.00
                                                          2007     14.65        15.87     10,212.27
                                                          2008     15.87         8.99     14,373.62
                                                          2009      8.99        11.32     37,732.20

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.00        20.93      2,574.08
                                                          2005     20.93        22.97      7,229.51
                                                          2006     22.97        25.05      9,441.32
                                                          2007     25.05        25.35     13,857.09
                                                          2008     25.35        13.05     12,288.68
                                                          2009     13.05        18.92     13,730.02

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.76         8.40      1,552.74
                                                          2006      8.40         8.86      5,249.29
                                                          2007      8.86         9.93      5,294.21
                                                          2008      9.93         5.26      5,611.30
                                                          2009      5.26         7.42      7,634.67

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.25       $14.09      2,591.07
                                                        2005     14.09        16.02      4,150.28
                                                        2006     16.02        18.28      8,339.32
                                                        2007     18.28        19.05     12,075.92
                                                        2008     19.05        11.10     11,275.36
                                                        2009     11.10        15.22      9,917.50

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.81        10.88          0.00
                                                        2007     10.88        11.82      3,051.90
                                                        2008     11.82        10.79     25,371.95
                                                        2009     10.79        12.49     18,875.01

PIMCO Total Return Division (Class B).................. 2004     11.46        11.83      4,757.70
                                                        2005     11.83        11.86     14,606.50
                                                        2006     11.86        12.16     13,969.05
                                                        2007     12.16        12.83     10,920.01
                                                        2008     12.83        12.63      9,043.02
                                                        2009     12.63        14.62      6,701.30

RCM Technology Division (Class B)...................... 2004      4.09         4.24        213.88
                                                        2005      4.24         4.62        212.24
                                                        2006      4.62         4.77      3,322.25
                                                        2007      4.77         6.16      2,641.39
                                                        2008      6.16         3.35     11,033.06
                                                        2009      3.35         5.23     33,748.95

Russell 2000(R) Index Division (Class B)............... 2004     13.07        14.91      2,868.80
                                                        2005     14.91        15.25      3,573.72
                                                        2006     15.25        17.58      8,011.43
                                                        2007     17.58        16.95      6,460.23
                                                        2008     16.95        11.02      3,706.08
                                                        2009     11.02        13.58     10,719.48

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.67        11.33        670.77
                                                        2007     11.33        11.74          0.00
                                                        2008     11.74         7.71          0.00
                                                        2009      7.71         9.77          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.08      2,714.30
                                                        2007     11.08        11.45      1,284.07
                                                        2008     11.45         8.41      1,764.89
                                                        2009      8.41        10.31          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.83        11.69        356.94
                                                        2005     11.69        12.19      1,171.46
                                                        2006     12.19        13.50      1,416.31
                                                        2007     13.50        14.45      5,088.09
                                                        2008     14.45         8.22      3,195.72
                                                        2009      8.22        11.53      2,671.40

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.16       $ 6.96         559.85
                                                         2005      6.96         7.83       4,916.77
                                                         2006      7.83         8.15       5,805.41
                                                         2007      8.15         9.40       7,527.42
                                                         2008      9.40         5.55       7,808.99
                                                         2009      5.55         7.92       7,989.33

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     11.90        12.64         602.29
                                                         2005     12.64        13.72       1,137.94
                                                         2006     13.72        13.95       1,361.63
                                                         2007     13.95        14.98       1,650.75
                                                         2008     14.98         9.35       1,576.50
                                                         2009      9.35        12.72       1,554.94

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.70        18.70       2,689.93
                                                         2005     18.70        18.81       8,012.26
                                                         2006     18.81        19.34       7,032.64
                                                         2007     19.34        19.66       5,110.05
                                                         2008     19.66        16.35       4,492.72
                                                         2009     16.35        21.14       3,681.09

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.63        14.92       2,108.37
                                                         2005     14.92        14.84       6,283.23
                                                         2006     14.84        15.13       4,472.45
                                                         2007     15.13        15.43       4,227.20
                                                         2008     15.43        15.05       8,972.78
                                                         2009     15.05        15.36       9,251.24

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.10           0.00
                                                         2006     11.10        12.60           0.00
                                                         2007     12.60        12.76       4,030.40
                                                         2008     12.76         7.45       9,154.41
                                                         2009      7.45         9.60       3,962.71

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.26           0.00
                                                         2006     10.26        10.75       2,074.04
                                                         2007     10.75        11.13      28,990.88
                                                         2008     11.13         9.34      12,902.22
                                                         2009      9.34        11.05      14,688.07

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.47       7,354.91
                                                         2006     10.47        11.24      14,148.53
                                                         2007     11.24        11.55      63,148.46
                                                         2008     11.55         8.88      57,396.15
                                                         2009      8.88        10.77      45,917.24

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.70      46,491.36
                                                         2006     10.70        11.74      69,819.26
                                                         2007     11.74        12.01      97,717.86
                                                         2008     12.01         8.41     121,265.95
                                                         2009      8.41        10.43      63,410.49

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.93      11,458.42
                                                     2006     10.93        12.24      63,979.50
                                                     2007     12.24        12.47      91,710.88
                                                     2008     12.47         7.93     135,900.90
                                                     2009      7.93        10.04     100,187.57

At 2.20 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     13.79        14.40           0.00
                                                     2007     14.40        14.55       3,535.61
                                                     2008     14.55        12.90       3,513.81
                                                     2009     12.90        14.21       3,294.39

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.64        18.50       1,548.37
                                                     2005     18.50        22.68       3,303.35
                                                     2006     22.68        27.53       9,878.37
                                                     2007     27.53        32.70      14,621.74
                                                     2008     32.70        14.86      12,731.69
                                                     2009     14.86        23.46      13,910.72

American Funds Growth Division (Class 2)............ 2004     98.41       108.29       1,538.99
                                                     2005    108.29       123.10       2,730.25
                                                     2006    123.10       132.73       4,551.06
                                                     2007    132.73       145.86       5,997.42
                                                     2008    145.86        79.94       5,837.37
                                                     2009     79.94       109.02       8,038.41

American Funds Growth-Income Division (Class 2)..... 2004     76.59        82.69       1,555.89
                                                     2005     82.69        85.61       3,032.38
                                                     2006     85.61        96.49       4,108.55
                                                     2007     96.49        99.14       4,891.86
                                                     2008     99.14        60.27       4,698.06
                                                     2009     60.27        77.38       4,491.44

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98       6,600.20
                                                          2009      6.98         8.86      27,970.76

American Funds Bond Division+ (Class 2)/(e)/............. 2006     13.98        14.61       8,302.42
                                                          2007     14.61        14.79      45,731.95
                                                          2008     14.79        13.13      13,981.78
                                                          2009     13.13        14.49       5,972.30

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.57        13.22           0.00
                                                          2002     13.22        10.49       3,013.91
                                                          2003     10.49        15.78      24,019.52
                                                          2004     15.78        18.68      75,500.24
                                                          2005     18.68        22.95      75,518.87
                                                          2006     22.95        27.89      65,936.39
                                                          2007     27.89        33.18      69,803.28
                                                          2008     33.18        15.10      67,083.02
                                                          2009     15.10        23.87      57,472.60

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.33     182,777.63
                                                          2009      6.33         8.33     255,087.71

American Funds Growth Division+ (Class 2)/(a)/........... 2001    113.04       102.16           0.00
                                                          2002    102.16        75.61       1,405.54
                                                          2003     75.61       101.34      18,951.53
                                                          2004    101.34       111.69      41,274.48
                                                          2005    111.69       127.15      35,235.78
                                                          2006    127.15       137.31      29,683.32
                                                          2007    137.31       151.12      28,363.02
                                                          2008    151.12        82.94      26,111.18
                                                          2009     82.94       113.28      22,757.03

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     79.30        75.99           0.00
                                                          2002     75.99        60.79         738.38
                                                          2003     60.79        78.87      24,558.88
                                                          2004     78.87        85.28      46,623.82
                                                          2005     85.28        88.43      35,378.65
                                                          2006     88.43        99.81      32,205.65
                                                          2007     99.81       102.71      30,390.79
                                                          2008    102.71        62.53      26,080.28
                                                          2009     62.53        80.40      23,184.24

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.65     111,165.03
                                                          2009      7.65         9.27     126,901.31

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.07       $12.60       7,892.03
                                                       2005     12.60        14.54      22,696.08
                                                       2006     14.54        16.59      51,532.87
                                                       2007     16.59        17.91      51,160.26
                                                       2008     17.91         9.80      68,310.84
                                                       2009      9.80        11.72      56,459.69

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.07        12.38     187,078.15
                                                       2005     12.38        12.38     551,933.01
                                                       2006     12.38        12.61     804,630.02
                                                       2007     12.61        13.19     907,802.70
                                                       2008     13.19        13.67     608,233.65
                                                       2009     13.67        14.08     648,999.95

BlackRock Aggressive Growth Division (Class B)........ 2004     30.98        34.23       2,563.08
                                                       2005     34.23        37.09       4,192.86
                                                       2006     37.09        38.75       5,261.53
                                                       2007     38.75        45.71      16,192.31
                                                       2008     45.71        24.29      22,100.15
                                                       2009     24.29        35.52      17,182.90

BlackRock Bond Income Division (Class B).............. 2004     39.04        40.31       8,496.88
                                                       2005     40.31        40.40      23,822.60
                                                       2006     40.40        41.28      34,782.13
                                                       2007     41.28        42.94      35,871.15
                                                       2008     42.94        40.59      30,498.36
                                                       2009     40.59        43.48      31,866.39

BlackRock Diversified Division (Class B).............. 2004     32.31        34.75      13,155.22
                                                       2005     34.75        35.06      27,231.71
                                                       2006     35.06        37.93      29,430.26
                                                       2007     37.93        39.30      28,777.50
                                                       2008     39.30        28.93      23,742.95
                                                       2009     28.93        33.21      27,845.44

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     69.31        69.67       4,375.89
                                                       2008     69.67        42.85       4,554.85
                                                       2009     42.85        50.12       7,150.95

BlackRock Large Cap Division (Class B)/(g)/........... 2004     53.61        58.96       1,909.74
                                                       2005     58.96        59.77       2,660.67
                                                       2006     59.77        66.76       3,705.30
                                                       2007     66.76        69.90           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.58        11.63      22,322.20
                                                       2005     11.63        12.05      41,594.87
                                                       2006     12.05        14.09     116,327.23
                                                       2007     14.09        14.25     113,845.08
                                                       2008     14.25         9.07     101,252.36
                                                       2009      9.07         9.88      88,296.99

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.11       $24.15       4,428.47
                                                     2005     24.15        25.30      10,411.55
                                                     2006     25.30        25.79      17,725.63
                                                     2007     25.79        29.96      37,008.49
                                                     2008     29.96        18.61      33,890.44
                                                     2009     18.61        24.93      32,122.93

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.28        16.41       1,576.80
                                                     2007     16.41        16.70       2,500.39
                                                     2008     16.70         9.02       6,693.18
                                                     2009      9.02         9.38           0.00

BlackRock Money Market Division (Class B)........... 2004     19.80        19.67       1,072.38
                                                     2005     19.67        19.81       7,603.00
                                                     2006     19.81        20.32       8,198.05
                                                     2007     20.32        20.90      29,253.00
                                                     2008     20.90        21.04      75,487.96
                                                     2009     21.04        20.69      60,834.72

BlackRock Strategic Value Division (Class B)........ 2004     15.80        17.72      55,979.61
                                                     2005     17.72        18.07      98,736.12
                                                     2006     18.07        20.64     112,796.68
                                                     2007     20.64        19.50     117,425.03
                                                     2008     19.50        11.76      90,956.16
                                                     2009     11.76        13.01      78,427.33

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.79      60,311.53
                                                     2005     12.79        14.21     159,522.75
                                                     2006     14.21        19.19     298,819.21
                                                     2007     19.19        16.00     241,237.34
                                                     2008     16.00         9.15     172,633.24
                                                     2009      9.15        12.10     165,120.49

Davis Venture Value Division (Class B).............. 2004     27.24        29.22      18,162.55
                                                     2005     29.22        31.54      52,269.42
                                                     2006     31.54        35.38      78,511.61
                                                     2007     35.38        36.22      88,607.34
                                                     2008     36.22        21.49      88,036.78
                                                     2009     21.49        27.76      93,931.28

FI Mid Cap Opportunities Division (Class B)......... 2004     14.13        15.86       6,514.49
                                                     2005     15.86        16.60      27,484.79
                                                     2006     16.60        18.17      69,751.33
                                                     2007     18.17        19.27      50,530.18
                                                     2008     19.27         8.42      33,157.54
                                                     2009      8.42        11.04      35,055.02

FI Value Leaders Division (Class B)................. 2004     21.77        24.48       5,620.49
                                                     2005     24.48        26.53      24,352.49
                                                     2006     26.53        29.06      50,585.56
                                                     2007     29.06        29.64      36,435.84
                                                     2008     29.64        17.71      26,656.72
                                                     2009     17.71        21.11      25,251.33

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.88      $ 13.74      19,839.38
                                                             2005     13.74        15.40      46,534.14
                                                             2006     15.40        19.48     125,310.90
                                                             2007     19.48        18.89     131,198.43
                                                             2008     18.89        10.96     109,517.92
                                                             2009     10.96        16.67     119,933.22

Janus Forty Division (Class B)/(h)/......................... 2007    128.61       157.25       5,990.05
                                                             2008    157.25        89.48      17,307.68
                                                             2009     89.48       125.43      19,058.63

Jennison Growth Division (Class B)/(b)/..................... 2005      3.96         4.75      17,649.05
                                                             2006      4.75         4.77      34,473.50
                                                             2007      4.77         5.22      82,167.38
                                                             2008      5.22         3.25     105,862.53
                                                             2009      3.25         4.45     128,963.43

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.14         4.30       8,461.18
                                                             2005      4.30         3.92      15,706.71

Lazard Mid Cap Division (Class B)........................... 2004     12.40        13.34       8,860.83
                                                             2005     13.34        14.15      13,904.65
                                                             2006     14.15        15.92      35,006.86
                                                             2007     15.92        15.20      33,045.39
                                                             2008     15.20         9.20      28,317.62
                                                             2009      9.20        12.34      20,880.98

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.49         7.04       2,152.57
                                                             2005      7.04         7.84      11,420.66
                                                             2006      7.84         7.56      43,155.36
                                                             2007      7.56         7.59      36,319.74
                                                             2008      7.59         4.53      29,690.85
                                                             2009      4.53         5.92      26,507.40

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.03         9.65      33,449.10
                                                             2007      9.65         8.90      39,023.81
                                                             2008      8.90         3.96      31,015.26
                                                             2009      3.96         5.37      34,986.48

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.49         8.28       6,409.53
                                                             2005      8.28         8.69      14,609.30
                                                             2006      8.69         9.06      17,892.23

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)................................................. 2004     22.27        25.15       1,928.19
                                                             2005     25.15        26.33       7,199.13
                                                             2006     26.33        30.07      49,397.54
                                                             2007     30.07        32.93      26,653.48
                                                             2008     32.93        20.66      28,044.08
                                                             2009     20.66        26.34      26,080.49

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004    $ 8.67       $ 9.57       6,866.00
                                                    2005      9.57         9.81      14,892.87
                                                    2006      9.81        10.56      23,574.14
                                                    2007     10.56        10.80      21,790.22
                                                    2008     10.80         6.22      18,210.43
                                                    2009      6.22         7.91      18,220.83

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.32        16.27      30,495.71
                                                    2005     16.27        16.20      73,264.68
                                                    2006     16.20        17.35     104,800.64
                                                    2007     17.35        18.14      89,876.49
                                                    2008     18.14        14.49      81,655.65
                                                    2009     14.49        19.44      76,694.15

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.21        11.98       3,867.30
                                                    2005     11.98        12.72      15,395.42
                                                    2006     12.72        14.26      20,736.20
                                                    2007     14.26        15.54      22,873.56
                                                    2008     15.54         9.34      16,307.95
                                                    2009      9.34        12.26      15,246.90

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     28.50        30.83      18,953.73
                                                    2005     30.83        33.19      44,310.59
                                                    2006     33.19        36.53      34,293.35
                                                    2007     36.53        33.30      31,383.57
                                                    2008     33.30        17.60      25,701.67
                                                    2009     17.60        24.38      24,533.12

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.95       7,631.00
                                                    2009      7.95         9.98      12,803.01

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57       2,867.51
                                                    2009      6.57         8.05       3,545.72

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.00      15,870.20
                                                    2009      7.00         8.84      16,238.36

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54       1,355.19
                                                    2009      6.54         8.51       1,867.62

MetLife Mid Cap Stock Index Division (Class B)..... 2004     11.43        12.76      56,261.03
                                                    2005     12.76        14.02     124,981.68
                                                    2006     14.02        15.11     225,611.34
                                                    2007     15.11        15.94     195,960.85
                                                    2008     15.94         9.95     191,507.40
                                                    2009      9.95        13.35     186,745.18

MetLife Stock Index Division (Class B)............. 2004     31.61        34.14     113,413.87
                                                    2005     34.14        34.97     305,157.46
                                                    2006     34.97        39.52     411,168.43
                                                    2007     39.52        40.70     460,945.12
                                                    2008     40.70        25.05     457,667.81
                                                    2009     25.05        30.95     466,043.22

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Division (Class B)......... 2004    $ 9.59       $10.97      15,145.00
                                                          2005     10.97        12.53      25,743.00
                                                          2006     12.53        15.57     104,895.91
                                                          2007     15.57        17.30     140,472.71
                                                          2008     17.30         9.78     157,821.30
                                                          2009      9.78        12.63     134,187.84

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     33.76        36.59       3,816.14
                                                          2005     36.59        36.93      15,082.43
                                                          2006     36.93        40.56      38,985.17
                                                          2007     40.56        41.43      55,843.58
                                                          2008     41.43        31.56      47,932.74
                                                          2009     31.56        36.64      45,504.43

MFS(R) Value Division (Class B).......................... 2004     11.80        12.69      89,526.94
                                                          2005     12.69        12.25     140,906.69
                                                          2006     12.25        14.16     147,417.10
                                                          2007     14.16        13.34     150,943.32
                                                          2008     13.34         8.67     128,254.05
                                                          2009      8.67        10.26     102,381.33

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.30        10.78      93,488.74
                                                          2005     10.78        11.95     227,873.64
                                                          2006     11.95        14.71     313,985.53
                                                          2007     14.71        15.95     354,580.62
                                                          2008     15.95         9.04     403,025.28
                                                          2009      9.04        11.38     377,826.43

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.05        20.99      36,734.21
                                                          2005     20.99        23.05      91,597.80
                                                          2006     23.05        25.16     115,220.08
                                                          2007     25.16        25.47     126,896.17
                                                          2008     25.47        13.12     117,733.06
                                                          2009     13.12        19.02     107,911.47

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.78         8.42      11,045.82
                                                          2006      8.42         8.89      31,118.38
                                                          2007      8.89         9.97      72,516.09
                                                          2008      9.97         5.28      75,252.58
                                                          2009      5.28         7.45      74,881.02

Oppenheimer Global Equity Division (Class B)............. 2004     12.30        14.14       7,687.26
                                                          2005     14.14        16.09      18,561.69
                                                          2006     16.09        18.37      46,604.61
                                                          2007     18.37        19.16      59,841.56
                                                          2008     19.16        11.17      66,571.17
                                                          2009     11.17        15.32      65,780.18

PIMCO Inflation Protected Bond Division (Class B)/(e)/... 2006     10.83        10.90      12,083.89
                                                          2007     10.90        11.84      25,724.68
                                                          2008     11.84        10.82     156,654.00
                                                          2009     10.82        12.53     199,402.13

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
PIMCO Total Return Division (Class B).............. 2004    $11.47       $11.85      91,450.71
                                                    2005     11.85        11.89     211,423.65
                                                    2006     11.89        12.20     283,358.24
                                                    2007     12.20        12.87     340,174.83
                                                    2008     12.87        12.68     262,254.44
                                                    2009     12.68        14.69     278,755.04

RCM Technology Division (Class B).................. 2004      4.10         4.25      20,294.24
                                                    2005      4.25         4.63      22,047.22
                                                    2006      4.63         4.79      34,273.48
                                                    2007      4.79         6.18     110,778.13
                                                    2008      6.18         3.37     123,776.39
                                                    2009      3.37         5.25     152,166.36

Russell 2000(R) Index Division (Class B)........... 2004     13.10        14.95      29,954.58
                                                    2005     14.95        15.30      65,152.20
                                                    2006     15.30        17.65     105,614.62
                                                    2007     17.65        17.03     121,059.07
                                                    2008     17.03        11.08     115,926.73
                                                    2009     11.08        13.66     112,696.60

SSgA Growth ETF Division (Class B)/(e)/............ 2006     10.67        11.34           2.69
                                                    2007     11.34        11.75       3,536.75
                                                    2008     11.75         7.73       8,399.08
                                                    2009      7.73         9.79      14,430.38

SSgA Growth and Income ETF Division (Class B)/(e)/. 2006     10.48        11.09          71.66
                                                    2007     11.09        11.46       3,546.22
                                                    2008     11.46         8.43       5,086.56
                                                    2009      8.43        10.33       9,215.28

T. Rowe Price Large Cap Growth Division (Class B).. 2004     10.86        11.73      39,975.81
                                                    2005     11.73        12.24      61,086.27
                                                    2006     12.24        13.56      74,688.89
                                                    2007     13.56        14.52      89,830.48
                                                    2008     14.52         8.26      75,873.73
                                                    2009      8.26        11.59      76,806.36

T. Rowe Price Mid Cap Growth Division (Class B).... 2004      6.17         6.97      26,082.30
                                                    2005      6.97         7.85      47,602.89
                                                    2006      7.85         8.17     105,812.07
                                                    2007      8.17         9.43     358,391.38
                                                    2008      9.43         5.57     339,296.29
                                                    2009      5.57         7.96     296,892.75

T. Rowe Price Small Cap Growth Division (Class B).. 2004     11.94        12.69      10,681.68
                                                    2005     12.69        13.78      23,051.77
                                                    2006     13.78        14.02      28,507.52
                                                    2007     14.02        15.06      88,427.03
                                                    2008     15.06         9.41      97,497.74
                                                    2009      9.41        12.80      82,593.13

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004    $17.79       $18.79       14,023.91
                                                         2005     18.79        18.91       62,081.03
                                                         2006     18.91        19.45       96,822.65
                                                         2007     19.45        19.79       93,146.89
                                                         2008     19.79        16.46       65,540.93
                                                         2009     16.46        21.31       63,239.55

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.70        15.00       56,301.68
                                                         2005     15.00        14.92      105,648.46
                                                         2006     14.92        15.22      127,007.24
                                                         2007     15.22        15.53      114,044.86
                                                         2008     15.53        15.16       80,758.16
                                                         2009     15.16        15.48       95,813.80

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.11       24,202.61
                                                         2006     11.11        12.61       43,445.90
                                                         2007     12.61        12.77       73,267.32
                                                         2008     12.77         7.46       32,656.72
                                                         2009      7.46         9.63       37,661.30

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.26       10,574.32
                                                         2006     10.26        10.76       20,750.77
                                                         2007     10.76        11.15      153,582.42
                                                         2008     11.15         9.36      174,009.37
                                                         2009      9.36        11.07      201,900.23

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.48       26,727.72
                                                         2006     10.48        11.25      186,306.38
                                                         2007     11.25        11.57      373,767.70
                                                         2008     11.57         8.90      454,564.49
                                                         2009      8.90        10.80      473,752.58

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.71      172,472.23
                                                         2006     10.71        11.75      435,700.96
                                                         2007     11.75        12.03      984,962.91
                                                         2008     12.03         8.42    1,142,923.75
                                                         2009      8.42        10.46    1,200,612.88

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.93      161,123.95
                                                         2006     10.93        12.25      552,712.91
                                                         2007     12.25        12.48    1,196,141.30
                                                         2008     12.48         7.95    1,449,190.54
                                                         2009      7.95        10.07    1,486,827.03

At 2.15 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/............. 2006     13.85        14.47       29,754.86
                                                         2007     14.47        14.63       65,533.52
                                                         2008     14.63        12.98       61,633.18
                                                         2009     12.98        14.30       64,796.29

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004   $ 15.69      $ 18.56      22,855.68
                                                     2005     18.56        22.77      65,511.64
                                                     2006     22.77        27.65     148,347.38
                                                     2007     27.65        32.86     210,517.72
                                                     2008     32.86        14.94     219,837.50
                                                     2009     14.94        23.59     205,394.06

American Funds Growth Division (Class 2)............ 2004     99.40       109.43      14,058.69
                                                     2005    109.43       124.46      31,533.74
                                                     2006    124.46       134.26      54,896.22
                                                     2007    134.26       147.62      72,479.89
                                                     2008    147.62        80.94      74,474.41
                                                     2009     80.94       110.44      72,056.94

American Funds Growth-Income Division (Class 2)..... 2004     77.35        83.56      19,344.03
                                                     2005     83.56        86.56      42,140.74
                                                     2006     86.56        97.60      63,265.18
                                                     2007     97.60       100.33      67,965.08
                                                     2008    100.33        61.02      60,995.53
                                                     2009     61.02        78.38      61,099.94

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE


                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/............ 2008   $ 10.00      $  6.97          0.00
                                                                       2009      6.97         8.82        170.56

American Funds Bond Division+ (Class 2)/(e)/.......................... 2006     13.67        14.26      1,871.50
                                                                       2007     14.26        14.40      9,055.63
                                                                       2008     14.40        12.75          0.00
                                                                       2009     12.75        14.04          0.00

American Funds Global Small Capitalization Division+ (Class 2)/(a)/... 2001     13.46        13.10          0.00
                                                                       2002     13.10        10.36        240.07
                                                                       2003     10.36        15.55      2,826.25
                                                                       2004     15.55        18.37      8,233.81
                                                                       2005     18.37        22.51     10,408.87
                                                                       2006     22.51        27.29     10,006.16
                                                                       2007     27.29        32.39     11,559.57
                                                                       2008     32.39        14.71      7,460.49
                                                                       2009     14.71        23.18      4,904.52

American Funds Growth Allocation Division (Class C)/(i)/.............. 2008      9.99         6.32      4,448.73
                                                                       2009      6.32         8.30      3,446.38

American Funds Growth Division+ (Class 2)/(a)/........................ 2001    108.20        97.69          0.00
                                                                       2002     97.69        72.12        296.99
                                                                       2003     72.12        96.42      1,763.09
                                                                       2004     96.42       106.00      6,382.60
                                                                       2005    106.00       120.37      4,184.29
                                                                       2006    120.37       129.66      4,691.87
                                                                       2007    129.66       142.35      4,374.86
                                                                       2008    142.35        77.93      2,860.94
                                                                       2009     77.93       106.18      1,819.93

American Funds Growth-Income Division+ (Class 2)/(a)/................. 2001     75.91        72.66          0.00
                                                                       2002     72.66        57.98          0.00
                                                                       2003     57.98        75.04      1,645.67
                                                                       2004     75.04        80.94      3,961.92
                                                                       2005     80.94        83.72      5,156.55
                                                                       2006     83.72        94.26      3,541.86
                                                                       2007     94.26        96.75      4,096.76
                                                                       2008     96.75        58.75      2,227.45
                                                                       2009     58.75        75.36      1,969.58

American Funds Moderate Allocation Division (Class C)/(i)/............ 2008     10.01         7.64          0.00
                                                                       2009      7.64         9.23          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Artio International Stock (formerly Julius Baer International Stock
  Division) (Class B)................................................. 2004    $10.72       $12.18      1,185.09
                                                                       2005     12.18        14.02      6,521.01
                                                                       2006     14.02        15.95      6,632.18
                                                                       2007     15.95        17.18      7,330.52
                                                                       2008     17.18         9.37      4,167.26
                                                                       2009      9.37        11.18      2,362.00

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R)
  Aggregate Bond Index Division) (Class B)............................ 2004     11.90        12.19      7,253.18
                                                                       2005     12.19        12.16      8,368.75
                                                                       2006     12.16        12.35      5,145.51
                                                                       2007     12.35        12.89      5,902.09
                                                                       2008     12.89        13.33      5,617.96
                                                                       2009     13.33        13.70      6,438.43

BlackRock Aggressive Growth Division (Class B)........................ 2004     29.76        32.83          0.00
                                                                       2005     32.83        35.49          0.00
                                                                       2006     35.49        36.98          0.00
                                                                       2007     36.98        43.52         76.67
                                                                       2008     43.52        23.06        133.12
                                                                       2009     23.06        33.65      1,316.38

BlackRock Bond Income Division (Class B).............................. 2004     37.07        38.21      2,768.23
                                                                       2005     38.21        38.21      1,917.22
                                                                       2006     38.21        38.94      2,114.21
                                                                       2007     38.94        40.41      2,311.88
                                                                       2008     40.41        38.09      2,079.75
                                                                       2009     38.09        40.71      2,004.55

BlackRock Diversified Division (Class B).............................. 2004     30.90        33.18          0.00
                                                                       2005     33.18        33.39          0.00
                                                                       2006     33.39        36.03          0.00
                                                                       2007     36.03        37.24        601.14
                                                                       2008     37.24        27.35        596.84
                                                                       2009     27.35        31.32        591.90

BlackRock Large Cap Core Division* (Class B)/(g)/..................... 2007     65.30        65.53        422.54
                                                                       2008     65.53        40.20        394.51
                                                                       2009     40.20        46.90         30.72

BlackRock Large Cap Division (Class B)/(g)/........................... 2004     50.88        55.87         31.72
                                                                       2005     55.87        56.49         31.52
                                                                       2006     56.49        31.33         62.95
                                                                       2007     31.33        65.85          0.00

BlackRock Large Cap Value Division (Class B).......................... 2004     10.53        11.56          0.00
                                                                       2005     11.56        11.94          0.00
                                                                       2006     11.94        13.92      4,445.25
                                                                       2007     13.92        14.05      4,685.58
                                                                       2008     14.05         8.92      4,444.82
                                                                       2009      8.92         9.70      4,229.14

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/............. 2004    $21.59       $23.54          0.00
                                                                       2005     23.54        24.60          0.00
                                                                       2006     24.60        25.01          0.00
                                                                       2007     25.01        28.99        724.68
                                                                       2008     28.99        17.96        782.39
                                                                       2009     17.96        24.00        776.94

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI
  Large Cap Division/(e)/)/(j)/....................................... 2006     15.89        16.00          0.00
                                                                       2007     16.00        16.24          0.00
                                                                       2008     16.24         8.74          0.00
                                                                       2009      8.74         9.09          0.00

BlackRock Money Market Division (Class B)............................. 2004     18.81        18.65          0.00
                                                                       2005     18.65        18.73          0.00
                                                                       2006     18.73        19.17          0.00
                                                                       2007     19.17        19.66          0.00
                                                                       2008     19.66        19.74        592.07
                                                                       2009     19.74        19.37        591.41

BlackRock Strategic Value Division (Class B).......................... 2004     15.65        17.52      4,359.43
                                                                       2005     17.52        17.82     12,692.69
                                                                       2006     17.82        20.31      7,473.56
                                                                       2007     20.31        19.14      5,884.16
                                                                       2008     19.14        11.51      3,872.47
                                                                       2009     11.51        12.71      1,361.93

Clarion Global Real Estate Division (Class B)/(c)/.................... 2004      9.99        12.76      6,313.11
                                                                       2005     12.76        14.15     15,657.67
                                                                       2006     14.15        19.06     14,390.26
                                                                       2007     19.06        15.85     15,054.80
                                                                       2008     15.85         9.05      9,491.92
                                                                       2009      9.05        11.93      8,879.19

Davis Venture Value Division (Class B)................................ 2004     26.60        28.49        629.82
                                                                       2005     28.49        30.67      3,898.38
                                                                       2006     30.67        34.32      4,076.30
                                                                       2007     34.32        35.04      3,126.24
                                                                       2008     35.04        20.74      2,324.40
                                                                       2009     20.74        26.72      2,815.91

FI Mid Cap Opportunities Division (Class B)........................... 2004     13.88        15.55      2,350.77
                                                                       2005     15.55        16.24      5,857.29
                                                                       2006     16.24        17.73      9,926.05
                                                                       2007     17.73        18.76      6,203.77
                                                                       2008     18.76         8.18      3,796.56
                                                                       2009      8.18        10.69        110.80

FI Value Leaders Division (Class B)................................... 2004     21.18        23.78        753.43
                                                                       2005     23.78        25.70      2,653.54
                                                                       2006     25.70        28.09      2,870.31
                                                                       2007     28.09        28.57      1,557.81
                                                                       2008     28.57        17.02      1,647.52
                                                                       2009     17.02        20.24      1,726.46

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)....................... 2004   $ 11.80      $ 13.63      2,368.65
                                                                       2005     13.63        15.24      2,653.09
                                                                       2006     15.24        19.22      9,277.08
                                                                       2007     19.22        18.60     10,095.38
                                                                       2008     18.60        10.76      8,915.70
                                                                       2009     10.76        16.33      9,147.99

Janus Forty Division (Class B)/(h)/................................... 2007    120.78       147.43        234.65
                                                                       2008    147.43        83.68      1,121.71
                                                                       2009     83.68       117.00      1,852.07

Jennison Growth Division (Class B)/(b)/............................... 2005      3.91         4.68      1,088.48
                                                                       2006      4.68         4.70      1,293.36
                                                                       2007      4.70         5.12      6,035.81
                                                                       2008      5.12         3.18          0.00
                                                                       2009      3.18         4.34      9,356.03

Jennison Growth Division (formerly Met/Putnam Voyager Division)
  (Class B)/(b)/...................................................... 2004      4.10         4.25      1,445.15
                                                                       2005      4.25         3.87      1,462.74

Lazard Mid Cap Division (Class B)..................................... 2004     12.32        13.24        288.66
                                                                       2005     13.24        14.00        466.97
                                                                       2006     14.00        15.72      3,759.00
                                                                       2007     15.72        14.96        320.43
                                                                       2008     14.96         9.03        355.46
                                                                       2009      9.03        12.09        332.07

Legg Mason Partners Aggressive Growth (Class B)....................... 2004      6.44         6.97        897.70
                                                                       2005      6.97         7.75        668.32
                                                                       2006      7.75         7.45      1,660.30
                                                                       2007      7.45         7.46        697.13
                                                                       2008      7.46         4.45          0.00
                                                                       2009      4.45         5.79          0.00

Legg Mason Value Equity (Class B)/(f)/................................ 2006      8.87         9.46          0.00
                                                                       2007      9.46         8.71          0.00
                                                                       2008      8.71         3.87          0.00
                                                                       2009      3.87         5.22          0.00

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division)
  (Class B)/(f)/...................................................... 2004      7.40         8.16          0.00
                                                                       2005      8.16         8.54      5,906.22
                                                                       2006      8.54         8.91      5,906.22

Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small
  Cap Division) (Class B)............................................. 2004     21.72        24.49          0.00
                                                                       2005     24.49        25.57         22.83
                                                                       2006     25.57        29.13      4,380.90
                                                                       2007     29.13        31.82      3,455.47
                                                                       2008     31.82        19.91      2,353.46
                                                                       2009     19.91        25.32        632.26

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton
  Small Cap Growth Division Class B))................................. 2004    $ 8.61       $ 9.49      2,009.35
                                                                       2005      9.49         9.69      2,072.58
                                                                       2006      9.69        10.41      4,732.51
                                                                       2007     10.41        10.63      4,682.46
                                                                       2008     10.63         6.10      3,410.58
                                                                       2009      6.10         7.74      3,805.69

Lord Abbett Bond Debenture Division (Class B)......................... 2004     15.02        15.92        892.85
                                                                       2005     15.92        15.82      1,493.79
                                                                       2006     15.82        16.90      7,224.03
                                                                       2007     16.90        17.62      9,642.63
                                                                       2008     17.62        14.03      8,507.62
                                                                       2009     14.03        18.79      6,525.51

Met/AIM Small Cap Growth Division (Class B)........................... 2004     11.14        11.88      2,324.91
                                                                       2005     11.88        12.59      1,686.31
                                                                       2006     12.59        14.07      1,188.29
                                                                       2007     14.07        15.29      1,154.10
                                                                       2008     15.29         9.17      1,234.86
                                                                       2009      9.17        12.01      1,220.13

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused
  Value Division Class B))............................................ 2004     27.73        29.94      1,714.93
                                                                       2005     29.94        32.15      6,004.94
                                                                       2006     32.15        35.30      7,618.24
                                                                       2007     35.30        32.10      5,771.27
                                                                       2008     32.10        16.92      5,514.14
                                                                       2009     16.92        23.38      5,504.89

Met/Franklin Income Division (Class B)/(i)/........................... 2008      9.99         7.94          0.00
                                                                       2009      7.94         9.94          0.00

Met/Franklin Mutual Shares Division (Class B)/(i)/.................... 2008      9.99         6.56          0.00
                                                                       2009      6.56         8.02          0.00

Met/Franklin Templeton Founding Strategy Division (Class B)/(i)/...... 2008      9.99         6.99          0.00
                                                                       2009      6.99         8.80        198.66

Met/Templeton Growth Division (Class B)/(i)/.......................... 2008      9.99         6.53          0.00
                                                                       2009      6.53         8.48          0.00

MetLife Mid Cap Stock Index Division (Class B)........................ 2004     11.32        12.61      1,546.17
                                                                       2005     12.61        13.83      1,808.87
                                                                       2006     13.83        14.87      1,780.50
                                                                       2007     14.87        15.64      1,864.19
                                                                       2008     15.64         9.74      4,056.11
                                                                       2009      9.74        13.04      3,153.36

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................................ 2004    $30.52       $32.91      3,799.27
                                                                       2005     32.91        33.62      7,968.09
                                                                       2006     33.62        37.91      5,152.94
                                                                       2007     37.91        38.94      3,816.74
                                                                       2008     38.94        23.91      3,839.97
                                                                       2009     23.91        29.47      4,106.43

MFS(R) Research International Division (Class B)...................... 2004      9.51        10.86      3,570.06
                                                                       2005     10.86        12.38      3,564.79
                                                                       2006     12.38        15.34     10,387.44
                                                                       2007     15.34        17.01     14,044.91
                                                                       2008     17.01         9.59      8,504.57
                                                                       2009      9.59        12.35      8,700.89

MFS(R) Total Return Division (Class B)/(c)/........................... 2004     32.35        35.01        882.32
                                                                       2005     35.01        35.24      3,087.82
                                                                       2006     35.24        38.61      4,528.37
                                                                       2007     38.61        39.34      5,773.91
                                                                       2008     39.34        29.90      4,461.81
                                                                       2009     29.90        34.62      4,451.71

MFS(R) Value Division (Class B)....................................... 2004     11.64        12.50      3,329.01
                                                                       2005     12.50        12.03      3,250.72
                                                                       2006     12.03        13.88      7,418.87
                                                                       2007     13.88        13.03      7,428.35
                                                                       2008     13.03         8.46      5,328.48
                                                                       2009      8.46         9.98      5,757.66

Morgan Stanley EAFE(R) Index Division (Class B)....................... 2004      9.17        10.62      3,153.72
                                                                       2005     10.62        11.73      5,763.70
                                                                       2006     11.73        14.41      6,628.52
                                                                       2007     14.41        15.59     10,001.53
                                                                       2008     15.59         8.81      9,724.14
                                                                       2009      8.81        11.07      9,961.94

Neuberger Berman Mid Cap Value Division (Class B)..................... 2004     17.81        20.67        756.21
                                                                       2005     20.67        22.65      3,021.80
                                                                       2006     22.65        24.65      6,181.13
                                                                       2007     24.65        24.89      8,442.22
                                                                       2008     24.89        12.79      6,512.16
                                                                       2009     12.79        18.50      8,349.62

Oppenheimer Capital Appreciation Division (Class B)/(d)/.............. 2005      7.70         8.31          0.00
                                                                       2006      8.31         8.76          0.00
                                                                       2007      8.76         9.80        247.88
                                                                       2008      9.80         5.18        613.84
                                                                       2009      5.18         7.29        611.27

Oppenheimer Global Equity Division (Class B).......................... 2004     12.08        13.87        423.49
                                                                       2005     13.87        15.74        422.96
                                                                       2006     15.74        17.93      3,112.03
                                                                       2007     17.93        18.64      3,673.72
                                                                       2008     18.64        10.84      4,441.44
                                                                       2009     10.84        14.84      4,621.79

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/................ 2006    $10.75       $10.80          0.00
                                                                       2007     10.80        11.71      5,069.28
                                                                       2008     11.71        10.67     22,376.85
                                                                       2009     10.67        12.33      6,319.82

PIMCO Total Return Division (Class B)................................. 2004     11.38        11.74      7,647.29
                                                                       2005     11.74        11.75     11,741.69
                                                                       2006     11.75        12.02     11,482.64
                                                                       2007     12.02        12.65     10,848.00
                                                                       2008     12.65        12.43      7,441.22
                                                                       2009     12.43        14.36     36,761.24

RCM Technology Division (Class B)..................................... 2004      4.06         4.21          0.00
                                                                       2005      4.21         4.58          0.00
                                                                       2006      4.58         4.72        410.94
                                                                       2007      4.72         6.07        411.12
                                                                       2008      6.07         3.30      1,692.98
                                                                       2009      3.30         5.14      1,689.56

Russell 2000(R) Index Division (Class B).............................. 2004     12.92        14.72        982.17
                                                                       2005     14.72        15.03      1,835.32
                                                                       2006     15.03        17.30      5,663.46
                                                                       2007     17.30        16.64      5,932.50
                                                                       2008     16.64        10.80      6,290.14
                                                                       2009     10.80        13.28      6,808.57

SSgA Growth ETF Division (Class B)/(e)/............................... 2006     10.65        11.30        535.12
                                                                       2007     11.30        11.68        701.26
                                                                       2008     11.68         7.66        603.34
                                                                       2009      7.66         9.68        633.89

SSgA Growth and Income ETF Division (Class B)/(e)/.................... 2006     10.46        11.05          0.00
                                                                       2007     11.05        11.40          0.00
                                                                       2008     11.40         8.36          0.00
                                                                       2009      8.36        10.22          0.00

T. Rowe Price Large Cap Growth Division (Class B)..................... 2004     10.71        11.55      3,366.81
                                                                       2005     11.55        12.02      3,614.98
                                                                       2006     12.02        13.28      2,019.19
                                                                       2007     13.28        14.19      2,956.12
                                                                       2008     14.19         8.05      1,172.77
                                                                       2009      8.05        11.27      1,548.19

T. Rowe Price Mid Cap Growth Division (Class B)....................... 2004      6.12         6.91      5,362.07
                                                                       2005      6.91         7.75      5,262.26
                                                                       2006      7.75         8.05      3,714.93
                                                                       2007      8.05         9.27     21,759.71
                                                                       2008      9.27         5.46     14,447.13
                                                                       2009      5.46         7.78     19,265.38

T. Rowe Price Small Cap Growth Division (Class B)..................... 2004     11.73        12.44      1,004.51
                                                                       2005     12.44        13.48      9,411.02
                                                                       2006     13.48        13.68     11,389.90
                                                                       2007     13.68        14.66     15,229.88
                                                                       2008     14.66         9.13     11,823.27
                                                                       2009      9.13        12.40     10,745.82

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Division
  (Class B)........................................................... 2004    $17.37       $18.32     17,504.30
                                                                       2005     18.32        18.39     12,141.99
                                                                       2006     18.39        18.87      4,495.73
                                                                       2007     18.87        19.15      9,436.63
                                                                       2008     19.15        15.89      6,559.08
                                                                       2009     15.89        20.51      3,775.82

Western Asset Management U.S Government Division (Class B)............ 2004     14.35        14.62      2,319.32
                                                                       2005     14.62        14.51      1,648.13
                                                                       2006     14.51        14.76      1,399.34
                                                                       2007     14.76        15.03      6,413.77
                                                                       2008     15.03        14.63      3,913.44
                                                                       2009     14.63        14.90      3,826.92

MetLife Aggressive Allocation Division (Class B)/(d)/................. 2005      9.99        11.09          0.00
                                                                       2006     11.09        12.55          0.00
                                                                       2007     12.55        12.69          0.00
                                                                       2008     12.69         7.39          0.00
                                                                       2009      7.39         9.51        815.66

MetLife Conservative Allocation Division (Class B)/(d)/............... 2005      9.99        10.24          0.00
                                                                       2006     10.24        10.72          0.00
                                                                       2007     10.72        11.07     20,186.61
                                                                       2008     11.07         9.28          0.00
                                                                       2009      9.28        10.94      3,778.70

MetLife Conservative to Moderate Allocation Division (Class B)/(d)/... 2005      9.99        10.46          0.00
                                                                       2006     10.46        11.20     20,804.20
                                                                       2007     11.20        11.49     19,354.68
                                                                       2008     11.49         8.82     19,521.36
                                                                       2009      8.82        10.67      1,874.49

MetLife Moderate Allocation Division (Class B)/(d)/................... 2005      9.99        10.69     24,549.58
                                                                       2006     10.69        11.70     26,232.94
                                                                       2007     11.70        11.95     36,428.33
                                                                       2008     11.95         8.34     13,858.43
                                                                       2009      8.34        10.33     16,629.14

MetLife Moderate to Aggressive Allocation Division (Class B)/(d)/..... 2005      9.99        10.91          0.00
                                                                       2006     10.91        12.20          0.00
                                                                       2007     12.20        12.40     64,118.47
                                                                       2008     12.40         7.87     14,303.82
                                                                       2009      7.87         9.95     14,392.89

At 2.40 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/........................... 2006     13.54        14.12        269.62
                                                                       2007     14.12        14.24      6,467.02
                                                                       2008     14.24        12.61      4,729.76
                                                                       2009     12.61        13.86      2,563.34

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division (Class 2)......... 2004   $ 15.47      $ 18.25      4,536.96
                                                                       2005     18.25        22.34      6,321.99
                                                                       2006     22.34        27.06     11,627.03
                                                                       2007     27.06        32.07     15,174.30
                                                                       2008     32.07        14.55     12,056.33
                                                                       2009     14.55        22.91     12,276.77

American Funds Growth Division (Class 2).............................. 2004     94.57       103.86      1,088.90
                                                                       2005    103.86       117.82      2,232.58
                                                                       2006    117.82       126.79      3,651.93
                                                                       2007    126.79       139.05      5,257.43
                                                                       2008    139.05        76.05      5,105.89
                                                                       2009     76.05       103.51      5,079.17

American Funds Growth-Income Division (Class 2)....................... 2004     73.60        79.30      2,841.92
                                                                       2005     79.30        81.94      4,981.05
                                                                       2006     81.94        92.17      5,563.51
                                                                       2007     92.17        94.51      5,912.75
                                                                       2008     94.51        57.34      5,355.24
                                                                       2009     57.34        73.47      3,607.10

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.98     14,029.64
                                                            2009      6.98         8.84     31,732.05

American Funds Bond Division+ (Class 2)/(e)/............... 2006     13.79        14.40      1,759.15
                                                            2007     14.40        14.55      4,011.12
                                                            2008     14.55        12.90        913.11
                                                            2009     12.90        14.21        486.51

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.50        13.15        438.91
                                                            2002     13.15        10.41        996.94
                                                            2003     10.41        15.64     16,775.79
                                                            2004     15.64        18.50     30,426.34
                                                            2005     18.50        22.68     34,820.47
                                                            2006     22.68        27.53     34,101.06
                                                            2007     27.53        32.70     29,940.68
                                                            2008     32.70        14.86     25,691.36
                                                            2009     14.86        23.46     21,891.63

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.33     19,717.64
                                                            2009      6.33         8.31     37,579.19

American Funds Growth Division+ (Class 2)/(a)/............. 2001    110.11        99.46        314.16
                                                            2002     99.46        73.50        444.84
                                                            2003     73.50        98.36      6,389.17
                                                            2004     98.36       108.24     14,117.57
                                                            2005    108.24       123.04     16,703.64
                                                            2006    123.04       132.67     15,225.06
                                                            2007    132.67       145.79     12,825.58
                                                            2008    145.79        79.90     11,603.20
                                                            2009     79.90       108.96     10,154.15

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     77.25        73.98          0.00
                                                            2002     73.98        59.09        654.55
                                                            2003     59.09        76.55      9,674.26
                                                            2004     76.55        82.65     19,070.43
                                                            2005     82.65        85.57     19,559.27
                                                            2006     85.57        96.44     17,826.15
                                                            2007     96.44        99.09     16,481.01
                                                            2008     99.09        60.24     12,475.20
                                                            2009     60.24        77.34     10,442.52

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.65      1,527.43
                                                            2009      7.65         9.24     46,234.17

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.86       $12.35       5,512.51
                                                       2005     12.35        14.23      21,842.17
                                                       2006     14.23        16.20      75,832.81
                                                       2007     16.20        17.47      72,104.37
                                                       2008     17.47         9.54      41,479.19
                                                       2009      9.54        11.39      36,151.29

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     11.97        12.27     109,181.83
                                                       2005     12.27        12.24     352,065.05
                                                       2006     12.24        12.45     427,787.91
                                                       2007     12.45        13.01     502,174.89
                                                       2008     13.01        13.47     351,947.89
                                                       2009     13.47        13.85     322,475.56

BlackRock Aggressive Growth Division (Class B)........ 2004     30.24        33.39       1,392.47
                                                       2005     33.39        36.12       5,283.30
                                                       2006     36.12        37.68       6,102.10
                                                       2007     37.68        44.38      11,820.15
                                                       2008     44.38        23.55       8,846.97
                                                       2009     23.55        34.39       9,258.88

BlackRock Bond Income Division (Class B).............. 2004     37.84        39.04       7,792.97
                                                       2005     39.04        39.07      30,493.05
                                                       2006     39.07        39.86      38,480.29
                                                       2007     39.86        41.40      37,796.82
                                                       2008     41.40        39.07      32,343.22
                                                       2009     39.07        41.80      24,565.28

BlackRock Diversified Division (Class B).............. 2004     31.46        33.80       8,678.74
                                                       2005     33.80        34.05      17,006.57
                                                       2006     34.05        36.78      20,188.90
                                                       2007     36.78        38.05      22,985.61
                                                       2008     38.05        27.97      23,938.10
                                                       2009     27.97        32.06      21,472.81

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     66.88        67.16       3,245.20
                                                       2008     67.16        41.24       2,922.85
                                                       2009     41.24        48.16       2,034.11

BlackRock Large Cap Division (Class B)/(g)/........... 2004     51.95        57.08         754.26
                                                       2005     57.08        57.78       1,948.68
                                                       2006     57.78        64.45       1,677.84
                                                       2007     64.45        67.44           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.55        11.59      12,305.61
                                                       2005     11.59        11.98      34,390.13
                                                       2006     11.98        13.99     116,748.29
                                                       2007     13.99        14.13     127,218.25
                                                       2008     14.13         8.98      94,871.52
                                                       2009      8.98         9.77      88,639.15

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $21.80       $23.78       5,189.12
                                                           2005     23.78        24.88       9,718.86
                                                           2006     24.88        25.32       9,715.62
                                                           2007     25.32        29.38      33,049.85
                                                           2008     29.38        18.22      54,030.08
                                                           2009     18.22        24.36      57,709.63

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     16.04        16.16       4,346.30
                                                           2007     16.16        16.42       5,380.96
                                                           2008     16.42         8.85       5,091.40
                                                           2009      8.85         9.20           0.00

BlackRock Money Market Division (Class B)................. 2004     19.20        19.05           0.00
                                                           2005     19.05        19.16           0.00
                                                           2006     19.16        19.62           0.00
                                                           2007     19.62        20.15           0.00
                                                           2008     20.15        20.25       1,661.58
                                                           2009     20.25        19.89           0.00

BlackRock Strategic Value Division (Class B).............. 2004     15.71        17.60      22,485.39
                                                           2005     17.60        17.92      39,961.36
                                                           2006     17.92        20.44      53,557.14
                                                           2007     20.44        19.29      49,847.86
                                                           2008     19.29        11.61      35,599.46
                                                           2009     11.61        12.83      28,117.66

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.78      36,292.62
                                                           2005     12.78        14.19     119,237.10
                                                           2006     14.19        19.14     247,308.97
                                                           2007     19.14        15.94     135,261.17
                                                           2008     15.94         9.11     138,007.74
                                                           2009      9.11        12.02     110,924.02

Davis Venture Value Division (Class B).................... 2004     26.85        28.78       5,625.69
                                                           2005     28.78        31.01      36,415.93
                                                           2006     31.01        34.74      50,184.70
                                                           2007     34.74        35.51      46,774.57
                                                           2008     35.51        21.04      44,008.56
                                                           2009     21.04        27.13      38,740.09

FI Mid Cap Opportunities Division (Class B)............... 2004     13.98        15.67       7,685.86
                                                           2005     15.67        16.38      28,226.20
                                                           2006     16.38        17.90      48,169.29
                                                           2007     17.90        18.96      66,933.00
                                                           2008     18.96         8.28      38,766.73
                                                           2009      8.28        10.83      33,038.61

FI Value Leaders Division (Class B)....................... 2004     21.42        24.05           0.00
                                                           2005     24.05        26.03      15,277.09
                                                           2006     26.03        28.47      15,355.84
                                                           2007     28.47        28.99      11,503.27
                                                           2008     28.99        17.29      10,096.11
                                                           2009     17.29        20.58      10,007.05

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.83      $ 13.67       8,502.62
                                                             2005     13.67        15.31      49,213.15
                                                             2006     15.31        19.32     129,629.72
                                                             2007     19.32        18.72     132,824.18
                                                             2008     18.72        10.84      84,566.73
                                                             2009     10.84        16.47     114,411.52

Janus Forty Division (Class B)/(h)/......................... 2007    123.86       151.28       3,525.90
                                                             2008    151.28        85.96      11,944.70
                                                             2009     85.96       120.30      15,722.51

Jennison Growth Division (Class B)/(b)/..................... 2005      3.93         4.71      22,374.77
                                                             2006      4.71         4.73      40,782.90
                                                             2007      4.73         5.16      48,908.77
                                                             2008      5.16         3.20      74,908.97
                                                             2009      3.20         4.38      58,932.53

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.11         4.27           0.00
                                                             2005      4.27         3.89       5,910.02

Lazard Mid Cap Division (Class B)........................... 2004     12.35        13.28       1,554.45
                                                             2005     13.28        14.06       5,043.25
                                                             2006     14.06        15.80      13,929.55
                                                             2007     15.80        15.06      24,592.05
                                                             2008     15.06         9.10      22,649.02
                                                             2009      9.10        12.19      18,352.44

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.46         6.99       2,082.05
                                                             2005      6.99         7.78       4,809.33
                                                             2006      7.78         7.49      12,750.56
                                                             2007      7.49         7.51       7,661.24
                                                             2008      7.51         4.48       8,381.54
                                                             2009      4.48         5.84       9,833.41

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.93         9.54       7,274.31
                                                             2007      9.54         8.79       6,547.82
                                                             2008      8.79         3.90       6,269.41
                                                             2009      3.90         5.28       5,798.12

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.44         8.21       4,465.59
                                                             2005      8.21         8.60       6,506.72
                                                             2006      8.60         8.97       6,470.32

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     21.94        24.75       3,975.53
                                                             2005     24.75        25.87       9,845.11
                                                             2006     25.87        29.50      25,306.15
                                                             2007     29.50        32.26      25,262.83
                                                             2008     32.26        20.21      18,461.24
                                                             2009     20.21        25.72      16,892.37

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004    $ 8.64       $ 9.52       9,214.36
                                                          2005      9.52         9.74      12,457.12
                                                          2006      9.74        10.47      25,775.67
                                                          2007     10.47        10.70      30,620.85
                                                          2008     10.70         6.15      28,538.04
                                                          2009      6.15         7.81      17,327.74

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.14        16.06      14,480.98
                                                          2005     16.06        15.97      40,166.81
                                                          2006     15.97        17.08      57,628.37
                                                          2007     17.08        17.83      55,855.10
                                                          2008     17.83        14.21      45,769.48
                                                          2009     14.21        19.05      40,278.03

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.17        11.92       2,841.34
                                                          2005     11.92        12.64      32,396.74
                                                          2006     12.64        14.14      44,344.76
                                                          2007     14.14        15.39      50,034.94
                                                          2008     15.39         9.24      48,195.68
                                                          2009      9.24        12.11      48,315.60

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     28.04        30.29       9,739.96
                                                          2005     30.29        32.56      30,910.94
                                                          2006     32.56        35.79      37,088.49
                                                          2007     35.79        32.58      32,971.77
                                                          2008     32.58        17.19      29,369.66
                                                          2009     17.19        23.78      24,741.32

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.95         559.71
                                                          2009      7.95         9.95       3,056.41

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.57         328.37
                                                          2009      6.57         8.03       4,101.54

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         7.00           0.00
                                                          2009      7.00         8.81      10,596.01

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.53         528.71
                                                          2009      6.53         8.49       7,378.12

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.36        12.67      25,139.84
                                                          2005     12.67        13.91      66,915.42
                                                          2006     13.91        14.97      84,983.73
                                                          2007     14.97        15.76     102,820.52
                                                          2008     15.76         9.82     105,502.20
                                                          2009      9.82        13.16      87,055.42

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $30.96       $33.40      48,821.94
                                                          2005     33.40        34.16     158,429.74
                                                          2006     34.16        38.55     189,563.24
                                                          2007     38.55        39.64     222,180.98
                                                          2008     39.64        24.36     230,378.45
                                                          2009     24.36        30.05     189,460.41

MFS(R) Research International Division (Class B)......... 2004      9.54        10.91       5,125.90
                                                          2005     10.91        12.44      34,818.55
                                                          2006     12.44        15.43     100,571.37
                                                          2007     15.43        17.12     130,882.39
                                                          2008     17.12         9.67     123,796.66
                                                          2009      9.67        12.46      73,850.73

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     32.91        35.63       7,136.84
                                                          2005     35.63        35.91      15,395.59
                                                          2006     35.91        39.38      23,460.92
                                                          2007     39.38        40.16      18,778.62
                                                          2008     40.16        30.55      17,414.76
                                                          2009     30.55        35.41      13,646.39

MFS(R) Value Division (Class B).......................... 2004     11.70        12.58      33,650.64
                                                          2005     12.58        12.12      52,694.28
                                                          2006     12.12        13.99      57,628.19
                                                          2007     13.99        13.15      58,647.41
                                                          2008     13.15         8.54      43,104.91
                                                          2009      8.54        10.09      44,248.19

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.22        10.68      42,088.86
                                                          2005     10.68        11.82     115,824.71
                                                          2006     11.82        14.53     162,768.82
                                                          2007     14.53        15.73     196,764.63
                                                          2008     15.73         8.90     175,260.60
                                                          2009      8.90        11.19     113,379.18

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.91        20.80      18,280.94
                                                          2005     20.80        22.81      69,809.03
                                                          2006     22.81        24.85      69,581.39
                                                          2007     24.85        25.12      88,731.70
                                                          2008     25.12        12.92      63,605.26
                                                          2009     12.92        18.71      55,220.28

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.73         8.36       2,919.63
                                                          2006      8.36         8.81      12,230.30
                                                          2007      8.81         9.86      73,603.77
                                                          2008      9.86         5.22      77,482.94
                                                          2009      5.22         7.35      74,802.53

Oppenheimer Global Equity Division (Class B)............. 2004     12.17        13.98       2,963.55
                                                          2005     13.98        15.88      19,528.45
                                                          2006     15.88        18.10      29,244.05
                                                          2007     18.10        18.85      43,874.41
                                                          2008     18.85        10.97      32,247.64
                                                          2009     10.97        15.03      35,006.22

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.78       $10.84       5,469.12
                                                        2007     10.84        11.76       5,311.56
                                                        2008     11.76        10.73      57,322.14
                                                        2009     10.73        12.41      69,311.59

PIMCO Total Return Division (Class B).................. 2004     11.42        11.79      45,456.03
                                                        2005     11.79        11.81     135,902.74
                                                        2006     11.81        12.09     163,532.19
                                                        2007     12.09        12.74     161,242.07
                                                        2008     12.74        12.53     147,962.62
                                                        2009     12.53        14.49     150,182.39

RCM Technology Division (Class B)...................... 2004      4.08         4.23      11,832.40
                                                        2005      4.23         4.60      45,030.73
                                                        2006      4.60         4.75      49,216.48
                                                        2007      4.75         6.12     156,069.56
                                                        2008      6.12         3.33     187,829.69
                                                        2009      3.33         5.18     274,215.52

Russell 2000(R) Index Division (Class B)............... 2004     12.99        14.81      15,022.63
                                                        2005     14.81        15.14      45,530.68
                                                        2006     15.14        17.44      85,433.02
                                                        2007     17.44        16.79      73,253.04
                                                        2008     16.79        10.91      89,176.91
                                                        2009     10.91        13.43      75,709.38

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.66        11.32       1,116.62
                                                        2007     11.32        11.71       9,251.51
                                                        2008     11.71         7.69       2,497.92
                                                        2009      7.69         9.73      11,764.84

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.07         368.82
                                                        2007     11.07        11.43       1,204.83
                                                        2008     11.43         8.39       1,549.97
                                                        2009      8.39        10.26      59,199.97

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.77        11.62      13,151.70
                                                        2005     11.62        12.11      59,451.27
                                                        2006     12.11        13.39      93,429.50
                                                        2007     13.39        14.32     215,593.48
                                                        2008     14.32         8.13     140,747.99
                                                        2009      8.13        11.40     120,001.19

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.14         6.93      11,805.24
                                                        2005      6.93         7.79      57,596.89
                                                        2006      7.79         8.10      75,112.72
                                                        2007      8.10         9.34     248,347.21
                                                        2008      9.34         5.51     170,002.88
                                                        2009      5.51         7.85     169,838.19

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $11.81       $12.54       3,787.84
                                                         2005     12.54        13.60       8,539.46
                                                         2006     13.60        13.81      15,342.43
                                                         2007     13.81        14.82      42,107.58
                                                         2008     14.82         9.24      28,887.50
                                                         2009      9.24        12.56      40,836.65

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.53        18.51       9,507.96
                                                         2005     18.51        18.60      40,716.61
                                                         2006     18.60        19.10      53,069.44
                                                         2007     19.10        19.41      49,253.62
                                                         2008     19.41        16.12      36,526.06
                                                         2009     16.12        20.83      32,152.18

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.49        14.77      22,509.91
                                                         2005     14.77        14.68      65,572.52
                                                         2006     14.68        14.94      74,818.85
                                                         2007     14.94        15.23      76,127.14
                                                         2008     15.23        14.84      63,395.69
                                                         2009     14.84        15.13      60,525.75

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.10       2,419.58
                                                         2006     11.10        12.58       2,482.72
                                                         2007     12.58        12.72      32,004.58
                                                         2008     12.72         7.42      17,861.44
                                                         2009      7.42         9.56      25,956.52

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.25      10,277.76
                                                         2006     10.25        10.73       2,064.38
                                                         2007     10.73        11.10      66,392.49
                                                         2008     11.10         9.31     115,194.20
                                                         2009      9.31        10.99     109,190.30

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.47      25,198.90
                                                         2006     10.47        11.22     161,099.95
                                                         2007     11.22        11.52     171,220.90
                                                         2008     11.52         8.85     149,368.41
                                                         2009      8.85        10.72     132,629.55

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.70      44,284.85
                                                         2006     10.70        11.72     338,111.07
                                                         2007     11.72        11.98     642,114.86
                                                         2008     11.98         8.38     641,171.78
                                                         2009      8.38        10.38     552,743.99

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.92      82,413.41
                                                         2006     10.92        12.22     323,055.48
                                                         2007     12.22        12.43     819,427.57
                                                         2008     12.43         7.90     855,327.88
                                                         2009      7.90         9.99     840,468.96

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 2.30 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 13.67      $ 14.26      36,187.80
                                                     2007     14.26        14.40     121,766.70
                                                     2008     14.40        12.75      61,754.00
                                                     2009     12.75        14.04      54,302.27

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.55        18.37      11,675.66
                                                     2005     18.37        22.51      67,533.92
                                                     2006     22.51        27.29     140,248.70
                                                     2007     27.29        32.39     222,178.57
                                                     2008     32.39        14.71     127,281.43
                                                     2009     14.71        23.18     137,244.23

American Funds Growth Division (Class 2)............ 2004     96.47       106.05       8,870.53
                                                     2005    106.05       120.43      26,258.30
                                                     2006    120.43       129.73      42,023.84
                                                     2007    129.73       142.42      51,522.91
                                                     2008    142.42        77.97      39,102.27
                                                     2009     77.97       106.23      37,166.26

American Funds Growth-Income Division (Class 2)..... 2004     75.08        80.98      12,705.18
                                                     2005     80.98        83.76      28,987.83
                                                     2006     83.76        94.30      43,032.23
                                                     2007     94.30        96.80      44,628.03
                                                     2008     96.80        58.78      39,682.91
                                                     2009     58.78        75.40      36,089.45

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.99      16,156.05
                                                          2009      6.99         8.90       6,017.17

American Funds Bond Division+ (Class 2)/(e)/............. 2006     14.30        14.97      11,049.75
                                                          2007     14.97        15.19      20,204.36
                                                          2008     15.19        13.52       4,521.35
                                                          2009     13.52        14.95       7,742.30

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.68        13.35           0.00
                                                          2002     13.35        10.61       5,433.81
                                                          2003     10.61        16.00      21,510.49
                                                          2004     16.00        19.00      47,884.39
                                                          2005     19.00        23.39      47,538.52
                                                          2006     23.39        28.50      55,052.75
                                                          2007     28.50        33.99      61,494.55
                                                          2008     33.99        15.51      37,206.10
                                                          2009     15.51        24.58      38,931.64

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.34      51,998.84
                                                          2009      6.34         8.37      34,825.77

American Funds Growth Division+ (Class 2)/(a)/........... 2001    118.09       106.84           0.00
                                                          2002    106.84        79.27       4,653.65
                                                          2003     79.27       106.52      13,948.66
                                                          2004    106.52       117.68      17,556.29
                                                          2005    117.68       134.31      18,899.19
                                                          2006    134.31       145.40      18,346.30
                                                          2007    145.40       160.42      15,964.61
                                                          2008    160.42        88.27      11,078.19
                                                          2009     88.27       120.87       8,703.94

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     82.85        79.47           0.00
                                                          2002     79.47        63.73       6,550.73
                                                          2003     63.73        82.89      22,621.15
                                                          2004     82.89        89.86      31,348.41
                                                          2005     89.86        93.41      23,724.36
                                                          2006     93.41       105.69      19,735.20
                                                          2007    105.69       109.03      15,766.98
                                                          2008    109.03        66.55      11,621.18
                                                          2009     66.55        85.78      10,270.02

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.67      78,668.60
                                                          2009      7.67         9.31     127,085.38

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)............................................ 2004    $11.44       $13.04       4,087.34
                                                        2005     13.04        15.09      10,887.21
                                                        2006     15.09        17.25      64,053.22
                                                        2007     17.25        18.68      21,488.93
                                                        2008     18.68        10.24      37,588.13
                                                        2009     10.24        12.28      28,498.79

Barclays Capital Aggregate Bond Index (formerly Lehman
  Brothers(R) Aggregate Bond Index Division) (Class B). 2004     12.23        12.58      92,544.61
                                                        2005     12.58        12.60     181,365.97
                                                        2006     12.60        12.87     186,339.30
                                                        2007     12.87        13.50     199,174.29
                                                        2008     13.50        14.02     144,680.37
                                                        2009     14.02        14.48     149,358.38

BlackRock Aggressive Growth Division (Class B)......... 2004     32.24        35.69          45.05
                                                        2005     35.69        38.77         238.65
                                                        2006     38.77        40.60         347.15
                                                        2007     40.60        48.02       1,326.04
                                                        2008     48.02        25.58         592.83
                                                        2009     25.58        37.51       1,130.52

BlackRock Bond Income Division (Class B)............... 2004     41.11        42.52      11,211.29
                                                        2005     42.52        42.73      14,994.74
                                                        2006     42.73        43.77      17,626.76
                                                        2007     43.77        45.64      18,194.79
                                                        2008     45.64        43.25      12,301.03
                                                        2009     43.25        46.45      18,287.42

BlackRock Diversified Division (Class B)............... 2004     33.79        36.39       2,669.97
                                                        2005     36.39        36.81       4,448.29
                                                        2006     36.81        39.92       4,329.04
                                                        2007     39.92        41.47       4,824.05
                                                        2008     41.47        30.60       5,129.19
                                                        2009     30.60        35.22       4,699.93

BlackRock Large Cap Core Division* (Class B)/(g)/...... 2007     73.57        74.08       5,284.27
                                                        2008     74.08        45.68       5,026.92
                                                        2009     45.68        53.56       4,787.54

BlackRock Large Cap Division (Class B)/(g)/............ 2004     56.48        62.22       3,112.55
                                                        2005     62.22        63.23       4,861.53
                                                        2006     63.23        70.81       5,383.30
                                                        2007     70.81        74.20           0.00

BlackRock Large Cap Value Division (Class B)........... 2004     10.63        11.71       1,728.59
                                                        2005     11.71        12.16       5,434.38
                                                        2006     12.16        14.25      14,987.05
                                                        2007     14.25        14.45      29,327.64
                                                        2008     14.45         9.22      21,666.18
                                                        2009      9.22        10.08      24,446.57

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.64       $24.77         462.28
                                                     2005     24.77        26.01       1,423.51
                                                     2006     26.01        26.58       1,904.45
                                                     2007     26.58        30.97       4,756.65
                                                     2008     30.97        19.28       7,942.87
                                                     2009     19.28        25.89      11,725.39

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.68        16.84       6,455.51
                                                     2007     16.84        17.18       6,583.29
                                                     2008     17.18         9.30       5,931.87
                                                     2009      9.30         9.68           0.00

BlackRock Money Market Division (Class B)........... 2004     20.86        20.75     104,013.73
                                                     2005     20.75        20.95     324,513.79
                                                     2006     20.95        21.54     251,151.04
                                                     2007     21.54        22.21     356,429.90
                                                     2008     22.21        22.41     494,217.18
                                                     2009     22.41        22.10     408,418.49

BlackRock Strategic Value Division (Class B)........ 2004     15.95        17.92      11,753.30
                                                     2005     17.92        18.32      21,628.30
                                                     2006     18.32        20.98      20,997.41
                                                     2007     20.98        19.87      20,421.61
                                                     2008     19.87        12.01      16,063.34
                                                     2009     12.01        13.33      16,591.46

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.81      64,876.69
                                                     2005     12.81        14.27      80,823.38
                                                     2006     14.27        19.32      97,334.09
                                                     2007     19.32        16.15      70,377.64
                                                     2008     16.15         9.26      58,487.23
                                                     2009      9.26        12.28      46,467.07

Davis Venture Value Division (Class B).............. 2004     27.89        29.97       6,468.34
                                                     2005     29.97        32.43      17,463.16
                                                     2006     32.43        36.47      20,737.71
                                                     2007     36.47        37.43      20,719.41
                                                     2008     37.43        22.26      18,021.90
                                                     2009     22.26        28.83      17,184.28

FI Mid Cap Opportunities Division (Class B)......... 2004     14.39        16.17       1,644.30
                                                     2005     16.17        16.97       5,360.57
                                                     2006     16.97        18.62      14,154.65
                                                     2007     18.62        19.80      12,863.26
                                                     2008     19.80         8.68      10,660.15
                                                     2009      8.68        11.40       9,834.12

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.38      $ 25.21         371.96
                                                             2005     25.21        27.38       4,289.70
                                                             2006     27.38        30.08       9,274.23
                                                             2007     30.08        30.75       8,203.99
                                                             2008     30.75        18.41       7,620.90
                                                             2009     18.41        22.01       6,671.37

Harris Oakmark International Division (Class B)............. 2004     11.95        13.85       7,541.78
                                                             2005     13.85        15.57      14,013.75
                                                             2006     15.57        19.73     158,503.25
                                                             2007     19.73        19.19      33,144.02
                                                             2008     19.19        11.16      22,039.10
                                                             2009     11.16        17.02      29,577.09

Janus Forty Division (Class B)/(h)/......................... 2007    136.95       167.72       1,772.13
                                                             2008    167.72        95.68       8,411.41
                                                             2009     95.68       134.46       8,730.11

Jennison Growth Division (Class B)/(b)/..................... 2005      4.01         4.81       8,946.99
                                                             2006      4.81         4.86       6,029.35
                                                             2007      4.86         5.32       8,827.72
                                                             2008      5.32         3.32       7,882.98
                                                             2009      3.32         4.56      12,058.85
Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.18         4.36           0.00
                                                             2005      4.36         3.97       4,519.29

Lazard Mid Cap Division (Class B)........................... 2004     12.48        13.45       1,004.90
                                                             2005     13.45        14.30       2,031.80
                                                             2006     14.30        16.13       1,841.64
                                                             2007     16.13        15.44       3,277.99
                                                             2008     15.44         9.37       3,155.11
                                                             2009      9.37        12.60       3,896.69

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.55         7.10         717.63
                                                             2005      7.10         7.94       2,248.76
                                                             2006      7.94         7.67       2,745.72
                                                             2007      7.67         7.72       2,239.73
                                                             2008      7.72         4.62       3,403.68
                                                             2009      4.62         6.05       3,284.16

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.19         9.83         608.35
                                                             2007      9.83         9.10         873.76
                                                             2008      9.10         4.06         622.09
                                                             2009      4.06         5.51       2,114.17

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.59         8.40           0.00
                                                             2005      8.40         8.83           0.00
                                                             2006      8.83         9.22           0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)........................................ 2004    $22.83       $25.83        210.62
                                                    2005     25.83        27.11      2,490.63
                                                    2006     27.11        31.04      5,005.48
                                                    2007     31.04        34.08      5,744.10
                                                    2008     34.08        21.43      5,297.59
                                                    2009     21.43        27.39      4,323.63

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004      8.74         9.66      1,105.28
                                                    2005      9.66         9.92      3,414.63
                                                    2006      9.92        10.71      5,237.83
                                                    2007     10.71        10.99      3,256.39
                                                    2008     10.99         6.34      3,427.58
                                                    2009      6.34         8.09      3,985.21

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.63        16.63      9,960.03
                                                    2005     16.63        16.60     20,983.88
                                                    2006     16.60        17.82     32,633.12
                                                    2007     17.82        18.68     35,876.34
                                                    2008     18.68        14.95     27,954.76
                                                    2009     14.95        20.12     29,870.90

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.29        12.07      3,525.98
                                                    2005     12.07        12.86        708.70
                                                    2006     12.86        14.44      1,143.31
                                                    2007     14.44        15.78      1,011.07
                                                    2008     15.78         9.51        510.46
                                                    2009      9.51        12.52      1,062.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     29.30        31.74      6,059.03
                                                    2005     31.74        34.26     10,284.09
                                                    2006     34.26        37.80     10,919.67
                                                    2007     37.80        34.55      9,045.19
                                                    2008     34.55        18.30      6,989.10
                                                    2009     18.30        25.42      5,576.20

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.97      2,814.50
                                                    2009      7.97        10.02     15,058.83

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.58        642.17
                                                    2009      6.58         8.09      7,958.67

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.02        867.94
                                                    2009      7.02         8.87     11,836.69

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.55          0.00
                                                    2009      6.55         8.55          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.54       $12.90       8,190.75
                                                          2005     12.90        14.22      20,046.68
                                                          2006     14.22        15.36      22,907.88
                                                          2007     15.36        16.24      33,285.28
                                                          2008     16.24        10.16      33,299.10
                                                          2009     10.16        13.67      38,581.66

MetLife Stock Index Division (Class B)................... 2004     32.74        35.42      44,091.65
                                                          2005     35.42        36.37      59,871.73
                                                          2006     36.37        41.20      62,239.34
                                                          2007     41.20        42.54     111,947.04
                                                          2008     42.54        26.25     105,372.64
                                                          2009     26.25        32.52      66,441.05

MFS(R) Research International Division (Class B)......... 2004      9.66        11.08       1,039.50
                                                          2005     11.08        12.69       8,054.13
                                                          2006     12.69        15.80     172,511.87
                                                          2007     15.80        17.60      23,109.56
                                                          2008     17.60         9.98      21,656.53
                                                          2009      9.98        12.91      19,612.17

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     35.23        38.24       4,251.94
                                                          2005     38.24        38.69       7,910.43
                                                          2006     38.69        42.60       6,982.51
                                                          2007     42.60        43.63       7,881.47
                                                          2008     43.63        33.32       7,731.63
                                                          2009     33.32        38.77       5,617.31

MFS(R) Value Division (Class B).......................... 2004     11.96        12.89      10,020.95
                                                          2005     12.89        12.47      19,981.09
                                                          2006     12.47        14.46      23,281.72
                                                          2007     14.46        13.65      18,523.30
                                                          2008     13.65         8.90      11,013.51
                                                          2009      8.90        10.55       7,621.89

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.43        10.95      22,629.26
                                                          2005     10.95        12.16      36,330.89
                                                          2006     12.16        15.01      94,413.27
                                                          2007     15.01        16.32      47,786.63
                                                          2008     16.32         9.27      50,768.87
                                                          2009      9.27        11.70      71,741.27

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.30        21.32      12,681.85
                                                          2005     21.32        23.47      30,464.03
                                                          2006     23.47        25.67      25,980.67
                                                          2007     25.67        26.06      38,147.45
                                                          2008     26.06        13.46      28,329.95
                                                          2009     13.46        19.56      27,600.62

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.86         8.52       2,379.05
                                                          2006      8.52         9.02       4,179.92
                                                          2007      9.02        10.14       5,388.55
                                                          2008     10.14         5.39       7,861.72
                                                          2009      5.39         7.62      10,614.76

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.52       $14.42         627.40
                                                        2005     14.42        16.45      13,096.47
                                                        2006     16.45        18.83      13,133.45
                                                        2007     18.83        19.68      14,215.52
                                                        2008     19.68        11.50      10,509.76
                                                        2009     11.50        15.82       6,253.79

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.91        11.00      19,189.87
                                                        2007     11.00        11.98      26,163.63
                                                        2008     11.98        10.97      91,603.08
                                                        2009     10.97        12.74     109,422.34

PIMCO Total Return Division (Class B).................. 2004     11.57        11.97      75,764.44
                                                        2005     11.97        12.04     124,281.92
                                                        2006     12.04        12.38     112,961.77
                                                        2007     12.38        13.10      97,628.56
                                                        2008     13.10        12.93      79,653.79
                                                        2009     12.93        15.02     114,495.01

RCM Technology Division (Class B)...................... 2004      4.13         4.29       3,524.62
                                                        2005      4.29         4.69      13,740.54
                                                        2006      4.69         4.86       9,597.81
                                                        2007      4.86         6.29      39,985.44
                                                        2008      6.29         3.43      17,963.24
                                                        2009      3.43         5.37      30,301.95

Russell 2000(R) Index Division (Class B)............... 2004     13.28        15.18       9,859.86
                                                        2005     15.18        15.58      18,345.93
                                                        2006     15.58        18.02      14,354.90
                                                        2007     18.02        17.42      16,365.06
                                                        2008     17.42        11.36      21,728.68
                                                        2009     11.36        14.05      18,437.94

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.68        11.38       7,083.60
                                                        2007     11.38        11.82       2,192.61
                                                        2008     11.82         7.79           0.00
                                                        2009      7.79         9.89      21,585.81

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.49        11.12       9,073.32
                                                        2007     11.12        11.53       8,857.10
                                                        2008     11.53         8.50       3,949.15
                                                        2009      8.50        10.44      21,678.40

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.01        11.91      18,675.83
                                                        2005     11.91        12.46      24,525.87
                                                        2006     12.46        13.83      14,585.86
                                                        2007     13.83        14.85      17,001.87
                                                        2008     14.85         8.47      10,362.31
                                                        2009      8.47        11.92      14,593.26

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.22       $ 7.04      16,291.17
                                                         2005      7.04         7.94      26,125.77
                                                         2006      7.94         8.29      28,679.60
                                                         2007      8.29         9.60      27,213.69
                                                         2008      9.60         5.69      22,959.63
                                                         2009      5.69         8.14      22,577.55

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     12.16        12.94       3,454.17
                                                         2005     12.94        14.09       5,424.51
                                                         2006     14.09        14.37       6,328.13
                                                         2007     14.37        15.48       4,990.63
                                                         2008     15.48         9.69       3,420.02
                                                         2009      9.69        13.22       5,176.45

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     18.21        19.28      12,615.56
                                                         2005     19.28        19.45      34,252.48
                                                         2006     19.45        20.05      37,010.35
                                                         2007     20.05        20.46      37,040.76
                                                         2008     20.46        17.06      23,747.46
                                                         2009     17.06        22.13      24,689.17

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     15.05        15.39      47,113.92
                                                         2005     15.39        15.35      38,050.25
                                                         2006     15.35        15.69      43,062.40
                                                         2007     15.69        16.05      38,784.70
                                                         2008     16.05        15.70      39,493.67
                                                         2009     15.70        16.08      42,093.17

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.13           0.00
                                                         2006     11.13        12.66       8,556.47
                                                         2007     12.66        12.86      19,507.66
                                                         2008     12.86         7.53      10,898.69
                                                         2009      7.53         9.74      18,156.28

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.28      48,694.26
                                                         2006     10.28        10.81      44,100.05
                                                         2007     10.81        11.22     101,147.89
                                                         2008     11.22         9.45     130,786.84
                                                         2009      9.45        11.20     157,381.10

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.50      26,136.99
                                                         2006     10.50        11.30     136,761.89
                                                         2007     11.30        11.65     318,773.46
                                                         2008     11.65         8.98     343,585.58
                                                         2009      8.98        10.93     431,215.15

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.73      41,876.81
                                                         2006     10.73        11.80     117,192.72
                                                         2007     11.80        12.11     420,449.94
                                                         2008     12.11         8.50     498,152.76
                                                         2009      8.50        10.58     548,024.72

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.95       1,384.24
                                                     2006     10.95        12.30     149,531.62
                                                     2007     12.30        12.57     307,589.33
                                                     2008     12.57         8.02     417,724.16
                                                     2009      8.02        10.18     378,482.14

At 1.90 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     14.17        14.82       8,654.37
                                                     2007     14.82        15.03      64,679.57
                                                     2008     15.03        13.36      27,408.60
                                                     2009     13.36        14.77      23,620.66

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.91        18.87       4,289.64
                                                     2005     18.87        23.21      27,075.11
                                                     2006     23.21        28.26      58,485.92
                                                     2007     28.26        33.66      41,391.23
                                                     2008     33.66        15.35      26,114.42
                                                     2009     15.35        24.29      27,842.07

American Funds Growth Division (Class 2)............ 2004    104.47       115.31       3,649.80
                                                     2005    115.31       131.46       8,989.65
                                                     2006    131.46       142.18      11,261.16
                                                     2007    142.18       156.71      11,033.18
                                                     2008    156.71        86.14      10,264.18
                                                     2009     86.14       117.83       8,082.71

American Funds Growth-Income Division (Class 2)..... 2004     81.30        88.04       5,115.63
                                                     2005     88.04        91.43      12,031.87
                                                     2006     91.43       103.35      13,277.30
                                                     2007    103.35       106.51      14,919.20
                                                     2008    106.51        64.94      12,346.01
                                                     2009     64.94        83.63      10,789.21

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.97      47,614.07
                                                            2009      6.97         8.83      39,922.51

American Funds Bond Division+ (Class 2)/(e)/............... 2006     13.73        14.33           0.00
                                                            2007     14.33        14.47           0.00
                                                            2008     14.47        12.83           0.00
                                                            2009     12.83        14.12           0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.48        13.13           0.00
                                                            2002     13.13        10.39           0.00
                                                            2003     10.39        15.60           0.00
                                                            2004     15.60        18.44       3,983.48
                                                            2005     18.44        22.60       1,531.76
                                                            2006     22.60        27.41         580.64
                                                            2007     27.41        32.54       2,094.91
                                                            2008     32.54        14.78         449.44
                                                            2009     14.78        23.32         371.54

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.32     264,309.74
                                                            2009      6.32         8.30     560,074.35

American Funds Growth Division+ (Class 2)/(a)/............. 2001    109.20        98.62           0.00
                                                            2002     98.62        72.84           0.00
                                                            2003     72.84        97.44           0.00
                                                            2004     97.44       107.17         716.00
                                                            2005    107.17       121.76         366.58
                                                            2006    121.76       131.22         383.54
                                                            2007    131.22       144.13         181.86
                                                            2008    144.13        78.95          53.98
                                                            2009     78.95       107.61          52.06

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     76.61        73.35           0.00
                                                            2002     73.35        58.56           0.00
                                                            2003     58.56        75.83           0.00
                                                            2004     75.83        81.83       2,731.57
                                                            2005     81.83        84.68       2,592.29
                                                            2006     84.68        95.39       2,650.19
                                                            2007     95.39        97.96       2,551.11
                                                            2008     97.96        59.52       2,823.48
                                                            2009     59.52        76.38       2,818.47

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.64       7,374.84
                                                            2009      7.64         9.24      17,147.38

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.79       $12.26        139.27
                                                       2005     12.26        14.12        138.95
                                                       2006     14.12        16.08        135.73
                                                       2007     16.08        17.32        126.94
                                                       2008     17.32         9.46          0.00
                                                       2009      9.46        11.29          0.00

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     11.94        12.23          0.00
                                                       2005     12.23        12.20     17,152.87
                                                       2006     12.20        12.40     18,820.15
                                                       2007     12.40        12.95     18,095.98
                                                       2008     12.95        13.40      7,005.81
                                                       2009     13.40        13.77      5,987.41

BlackRock Aggressive Growth Division (Class B)........ 2004     30.00        33.11          0.00
                                                       2005     33.11        35.80        906.63
                                                       2006     35.80        37.33      1,717.70
                                                       2007     37.33        43.95      2,152.46
                                                       2008     43.95        23.30        524.83
                                                       2009     23.30        34.02          0.00

BlackRock Bond Income Division (Class B).............. 2004     37.45        38.62          0.00
                                                       2005     38.62        38.64      1,707.29
                                                       2006     38.64        39.40      3,968.47
                                                       2007     39.40        40.90      5,770.34
                                                       2008     40.90        38.58      2,016.02
                                                       2009     38.58        41.25        439.47

BlackRock Diversified Division (Class B).............. 2004     31.18        33.49         37.90
                                                       2005     33.49        33.72        115.93
                                                       2006     33.72        36.40          0.00
                                                       2007     36.40        37.64          0.00
                                                       2008     37.64        27.66          0.00
                                                       2009     27.66        31.69          0.00

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     66.08        66.34          0.00
                                                       2008     66.34        40.72          0.00
                                                       2009     40.72        47.53          0.00

BlackRock Large Cap Division (Class B)/(g)/........... 2004     51.41        56.47      1,206.19
                                                       2005     56.47        57.13      1,641.74
                                                       2006     57.13        63.69      2,575.06
                                                       2007     63.69        66.64          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.54        11.57         73.77
                                                       2005     11.57        11.96     10,342.95
                                                       2006     11.96        13.95     16,937.92
                                                       2007     13.95        14.09     21,653.73
                                                       2008     14.09         8.95      6,253.12
                                                       2009      8.95         9.73          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $21.70       $23.66          0.00
                                                           2005     23.66        24.74          0.00
                                                           2006     24.74        25.17          0.00
                                                           2007     25.17        29.18        558.79
                                                           2008     29.18        18.09        447.79
                                                           2009     18.09        24.18        447.80

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     15.97        16.08          0.00
                                                           2007     16.08        16.33          0.00
                                                           2008     16.33         8.80          0.00
                                                           2009      8.80         9.14          0.00

BlackRock Money Market Division (Class B)................. 2004     19.00        18.85          0.00
                                                           2005     18.85        18.94          0.00
                                                           2006     18.94        19.39          0.00
                                                           2007     19.39        19.90          0.00
                                                           2008     19.90        20.00          0.00
                                                           2009     20.00        19.63          0.00

BlackRock Strategic Value Division (Class B).............. 2004     15.68        17.56          0.00
                                                           2005     17.56        17.87      2,783.89
                                                           2006     17.87        20.38      6,882.97
                                                           2007     20.38        19.21      9,337.25
                                                           2008     19.21        11.56      2,431.13
                                                           2009     11.56        12.77          0.00

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.77      3,857.04
                                                           2005     12.77        14.17      4,683.16
                                                           2006     14.17        19.09     12,290.30
                                                           2007     19.09        15.88      5,299.69
                                                           2008     15.88         9.07      4,943.29
                                                           2009      9.07        11.97      3,594.93

Davis Venture Value Division (Class B).................... 2004     26.73        28.63         29.67
                                                           2005     28.63        30.84         89.81
                                                           2006     30.84        34.53      1,027.06
                                                           2007     34.53        35.28      1,028.45
                                                           2008     35.28        20.89      1,465.55
                                                           2009     20.89        26.93      1,312.65

FI Mid Cap Opportunities Division (Class B)............... 2004     13.93        15.61          0.00
                                                           2005     15.61        16.31          0.00
                                                           2006     16.31        17.82          0.00
                                                           2007     17.82        18.86          0.00
                                                           2008     18.86         8.23          0.00
                                                           2009      8.23        10.76          0.00

FI Value Leaders Division (Class B)....................... 2004     21.30        23.91         35.71
                                                           2005     23.91        25.86        107.77
                                                           2006     25.86        28.28          0.00
                                                           2007     28.28        28.78          0.00
                                                           2008     28.78        17.16          0.00
                                                           2009     17.16        20.41          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.82      $ 13.65        713.03
                                                             2005     13.65        15.27      1,221.19
                                                             2006     15.27        19.27      1,221.28
                                                             2007     19.27        18.66         71.72
                                                             2008     18.66        10.80         43.46
                                                             2009     10.80        16.40         42.91

Janus Forty Division (Class B)/(h)/......................... 2007    122.31       149.34        136.53
                                                             2008    149.34        84.81        488.38
                                                             2009     84.81       118.64        624.85

Jennison Growth Division (Class B)/(b)/..................... 2005      3.92         4.69          0.00
                                                             2006      4.69         4.71          0.00
                                                             2007      4.71         5.14      2,202.07
                                                             2008      5.14         3.19          0.00
                                                             2009      3.19         4.36          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.10         4.26          0.00
                                                             2005      4.26         3.88          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.33        13.26          0.00
                                                             2005     13.26        14.03          0.00
                                                             2006     14.03        15.76          0.00
                                                             2007     15.76        15.01          0.00
                                                             2008     15.01         9.07          0.00
                                                             2009      9.07        12.14          0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.45         6.98          0.00
                                                             2005      6.98         7.77        314.00
                                                             2006      7.77         7.47          0.00
                                                             2007      7.47         7.48          0.00
                                                             2008      7.48         4.46          0.00
                                                             2009      4.46         5.81          0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.90         9.50          0.00
                                                             2007      9.50         8.75          0.00
                                                             2008      8.75         3.89          0.00
                                                             2009      3.89         5.25          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.42         8.19          0.00
                                                             2005      8.19         8.57          0.00
                                                             2006      8.57         8.94          0.00

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     21.83        24.62          0.00
                                                             2005     24.62        25.72          0.00
                                                             2006     25.72        29.32          0.00
                                                             2007     29.32        32.04        357.19
                                                             2008     32.04        20.06          0.00
                                                             2009     20.06        25.52          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)............................................... 2004    $ 8.62       $ 9.50          0.00
                                                          2005      9.50         9.71          0.00
                                                          2006      9.71        10.44          0.00
                                                          2007     10.44        10.66          0.00
                                                          2008     10.66         6.12          0.00
                                                          2009      6.12         7.78          0.00

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.08        15.99        194.15
                                                          2005     15.99        15.89      1,569.35
                                                          2006     15.89        16.99      1,824.97
                                                          2007     16.99        17.72      1,760.56
                                                          2008     17.72        14.12      1,333.71
                                                          2009     14.12        18.92        968.24

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.16        11.90          0.00
                                                          2005     11.90        12.62          0.00
                                                          2006     12.62        14.11          0.00
                                                          2007     14.11        15.34          0.00
                                                          2008     15.34         9.20          0.00
                                                          2009      9.20        12.06          0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     27.88        30.12         19.81
                                                          2005     30.12        32.36        614.35
                                                          2006     32.36        35.54          0.00
                                                          2007     35.54        32.34          0.00
                                                          2008     32.34        17.05          0.00
                                                          2009     17.05        23.58          0.00

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.94          0.00
                                                          2009      7.94         9.94          0.00

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.56          0.00
                                                          2009      6.56         8.03          0.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         6.99          0.00
                                                          2009      6.99         8.81          0.00

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.53          0.00
                                                          2009      6.53         8.49          0.00

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.34        12.64          0.00
                                                          2005     12.64        13.87      3,578.62
                                                          2006     13.87        14.92      3,793.38
                                                          2007     14.92        15.70      3,549.77
                                                          2008     15.70         9.78      1,646.82
                                                          2009      9.78        13.10      1,124.85

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $30.74       $33.15      2,033.50
                                                          2005     33.15        33.89     17,800.73
                                                          2006     33.89        38.23     19,841.03
                                                          2007     38.23        39.29     16,756.46
                                                          2008     39.29        24.13      9,656.16
                                                          2009     24.13        29.76      7,687.22

MFS(R) Research International Division (Class B)......... 2004      9.52        10.89          0.00
                                                          2005     10.89        12.41          0.00
                                                          2006     12.41        15.38      1,083.08
                                                          2007     15.38        17.06        662.47
                                                          2008     17.06         9.63        740.42
                                                          2009      9.63        12.41        740.44

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     32.63        35.32         35.99
                                                          2005     35.32        35.57        109.42
                                                          2006     35.57        38.99          0.00
                                                          2007     38.99        39.75          0.00
                                                          2008     39.75        30.22          0.00
                                                          2009     30.22        35.01          0.00

MFS(R) Value Division (Class B).......................... 2004     11.67        12.54         67.76
                                                          2005     12.54        12.08      1,589.42
                                                          2006     12.08        13.94          0.00
                                                          2007     13.94        13.09          0.00
                                                          2008     13.09         8.50          0.00
                                                          2009      8.50        10.04          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.20        10.65          0.00
                                                          2005     10.65        11.78     12,256.93
                                                          2006     11.78        14.47     11,577.16
                                                          2007     14.47        15.66     10,251.52
                                                          2008     15.66         8.86      5,404.37
                                                          2009      8.86        11.13      3,775.22

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.86        20.73        644.70
                                                          2005     20.73        22.73      3,617.66
                                                          2006     22.73        24.75      7,218.03
                                                          2007     24.75        25.00      8,151.86
                                                          2008     25.00        12.86      5,546.49
                                                          2009     12.86        18.60      3,007.70

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.71         8.33          0.00
                                                          2006      8.33         8.78          0.00
                                                          2007      8.78         9.83      1,159.87
                                                          2008      9.83         5.20          0.00
                                                          2009      5.20         7.32          0.00

Oppenheimer Global Equity Division (Class B)............. 2004     12.12        13.92          0.00
                                                          2005     13.92        15.81          0.00
                                                          2006     15.81        18.02      1,863.07
                                                          2007     18.02        18.74      2,569.65
                                                          2008     18.74        10.91      2,298.79
                                                          2009     10.91        14.93      1,505.41

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.76       $10.82          0.00
                                                        2007     10.82        11.73      7,416.23
                                                        2008     11.73        10.70     12,387.87
                                                        2009     10.70        12.37     17,732.66

PIMCO Total Return Division (Class B).................. 2004     11.40        11.76        256.18
                                                        2005     11.76        11.78      5,554.35
                                                        2006     11.78        12.05      4,132.44
                                                        2007     12.05        12.70     11,696.20
                                                        2008     12.70        12.48      6,012.42
                                                        2009     12.48        14.43      5,933.71

RCM Technology Division (Class B)...................... 2004      4.07         4.22          0.00
                                                        2005      4.22         4.59          0.00
                                                        2006      4.59         4.73          0.00
                                                        2007      4.73         6.10          0.00
                                                        2008      6.10         3.31          0.00
                                                        2009      3.31         5.16          0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.96        14.77          0.00
                                                        2005     14.77        15.08      3,116.67
                                                        2006     15.08        17.37      3,428.33
                                                        2007     17.37        16.72      3,277.20
                                                        2008     16.72        10.85      1,471.65
                                                        2009     10.85        13.36      1,126.34

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.66        11.31          0.00
                                                        2007     11.31        11.70          0.00
                                                        2008     11.70         7.68          0.00
                                                        2009      7.68         9.70          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.06          0.00
                                                        2007     11.06        11.41          0.00
                                                        2008     11.41         8.37          0.00
                                                        2009      8.37        10.24          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.74        11.59        433.80
                                                        2005     11.59        12.06        432.81
                                                        2006     12.06        13.34        422.78
                                                        2007     13.34        14.25      1,894.16
                                                        2008     14.25         8.09      2,481.73
                                                        2009      8.09        11.34      1,890.88

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.13         6.92          0.00
                                                        2005      6.92         7.77          0.00
                                                        2006      7.77         8.08          0.00
                                                        2007      8.08         9.30      1,236.93
                                                        2008      9.30         5.49      2,797.70
                                                        2009      5.49         7.82      2,797.65

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.77        12.49          0.00
                                                        2005     12.49        13.54          0.00
                                                        2006     13.54        13.74        708.83
                                                        2007     13.74        14.74        622.70
                                                        2008     14.74         9.19          0.00
                                                        2009      9.19        12.48          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004    $17.45       $18.41          68.17
                                                         2005     18.41        18.50       2,314.70
                                                         2006     18.50        18.99       3,439.33
                                                         2007     18.99        19.28       3,399.31
                                                         2008     19.28        16.00       1,287.58
                                                         2009     16.00        20.67         449.12

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.42        14.70       2,762.32
                                                         2005     14.70        14.59       3,891.01
                                                         2006     14.59        14.85       8,170.01
                                                         2007     14.85        15.13       9,341.34
                                                         2008     15.13        14.73       3,470.67
                                                         2009     14.73        15.02       3,470.64

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.09       2,742.80
                                                         2006     11.09        12.57           0.00
                                                         2007     12.57        12.70           0.00
                                                         2008     12.70         7.41           0.00
                                                         2009      7.41         9.54           0.00

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.25           0.00
                                                         2006     10.25        10.73           0.00
                                                         2007     10.73        11.09           0.00
                                                         2008     11.09         9.29           0.00
                                                         2009      9.29        10.97      21,274.88

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.46           0.00
                                                         2006     10.46        11.21           0.00
                                                         2007     11.21        11.51           0.00
                                                         2008     11.51         8.83           0.00
                                                         2009      8.83        10.70           0.00

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.69           0.00
                                                         2006     10.69        11.71           0.00
                                                         2007     11.71        11.97       5,702.56
                                                         2008     11.97         8.36       9,014.94
                                                         2009      8.36        10.36       6,405.84

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.92           0.00
                                                         2006     10.92        12.21     122,649.10
                                                         2007     12.21        12.42     285,013.93
                                                         2008     12.42         7.89     219,933.07
                                                         2009      7.89         9.97      25,827.40
At 2.35 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/............. 2006     13.60        14.19           0.00
                                                         2007     14.19        14.32           0.00
                                                         2008     14.32        12.68           0.00
                                                         2009     12.68        13.95           0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004   $ 15.51      $ 18.31        462.94
                                                     2005     18.31        22.42      4,532.06
                                                     2006     22.42        27.18      8,615.18
                                                     2007     27.18        32.23      7,786.42
                                                     2008     32.23        14.63      5,308.11
                                                     2009     14.63        23.05      3,143.57

American Funds Growth Division (Class 2)............ 2004     95.52       104.95          0.00
                                                     2005    104.95       119.12      1,325.80
                                                     2006    119.12       128.25      2,338.09
                                                     2007    128.25       140.72      2,813.31
                                                     2008    140.72        77.00      1,369.59
                                                     2009     77.00       104.86        719.70

American Funds Growth-Income Division ( Class 2 )... 2004     74.33        80.14         87.74
                                                     2005     80.14        82.85        817.58
                                                     2006     82.85        93.23        976.49
                                                     2007     93.23        95.65        949.08
                                                     2008     95.65        58.06        944.98
                                                     2009     58.06        74.43        866.30

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98           0.00
                                                          2009      6.98         8.85      55,486.38

American Funds Bond Division+ (Class 2)/(e)/............. 2006     13.85        14.47       9,595.57
                                                          2007     14.47        14.63         927.95
                                                          2008     14.63        12.98           0.00
                                                          2009     12.98        14.30           0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.53        13.18           0.00
                                                          2002     13.18        10.44       1,924.46
                                                          2003     10.44        15.69       2,413.26
                                                          2004     15.69        18.56       4,253.14
                                                          2005     18.56        22.77       3,720.80
                                                          2006     22.77        27.65       3,462.82
                                                          2007     27.65        32.86       4,490.02
                                                          2008     32.86        14.94       3,722.91
                                                          2009     14.94        23.59       3,401.46

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.33           0.00
                                                          2009      6.33         8.32       8,622.86

American Funds Growth Division+ (Class 2)/(a)/........... 2001    111.07       100.35           0.00
                                                          2002    100.35        74.19         775.60
                                                          2003     74.19        99.35       1,311.12
                                                          2004     99.35       109.38       1,952.69
                                                          2005    109.38       124.40       1,814.05
                                                          2006    124.40       134.20       1,100.43
                                                          2007    134.20       147.55         915.88
                                                          2008    147.55        80.90         903.53
                                                          2009     80.90       110.39         530.85

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     77.93        74.64           0.00
                                                          2002     74.64        59.65          56.63
                                                          2003     59.65        77.32         453.38
                                                          2004     77.32        83.52       1,755.10
                                                          2005     83.52        86.51       2,396.81
                                                          2006     86.51        97.55       2,471.57
                                                          2007     97.55       100.28       1,805.14
                                                          2008    100.28        60.99       1,943.98
                                                          2009     60.99        78.35       1,779.02

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.65           0.00
                                                          2009      7.65         9.25     152,863.14

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.93       $12.43          0.00
                                                       2005     12.43        14.33          0.00
                                                       2006     14.33        16.33          0.00
                                                       2007     16.33        17.62          0.00
                                                       2008     17.62         9.62          0.00
                                                       2009      9.62        11.50        129.24

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.00        12.31      3,542.00
                                                       2005     12.31        12.29     15,667.64
                                                       2006     12.29        12.50     12,450.27
                                                       2007     12.50        13.07      7,336.83
                                                       2008     13.07        13.53      5,187.05
                                                       2009     13.53        13.93     76,417.01

BlackRock Aggressive Growth Division (Class B)........ 2004     30.49        33.66          0.00
                                                       2005     33.66        36.44          0.00
                                                       2006     36.44        38.03          0.00
                                                       2007     38.03        44.82          0.00
                                                       2008     44.82        23.79          0.00
                                                       2009     23.79        34.76      1,022.59

BlackRock Bond Income Division (Class B).............. 2004     38.24        39.46        754.00
                                                       2005     39.46        39.51      1,489.48
                                                       2006     39.51        40.33          0.00
                                                       2007     40.33        41.91        155.30
                                                       2008     41.91        39.57        109.52
                                                       2009     39.57        42.35      1,283.55

BlackRock Diversified Division (Class B).............. 2004     31.74        34.11          0.00
                                                       2005     34.11        34.38         78.47
                                                       2006     34.38        37.16        434.95
                                                       2007     37.16        38.46        435.27
                                                       2008     38.46        28.29        433.95
                                                       2009     28.29        32.44        433.38

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     67.68        67.98        210.53
                                                       2008     67.98        41.77        208.85
                                                       2009     41.77        48.81        207.20

BlackRock Large Cap Division (Class B)/(g)/........... 2004     52.50        57.70          0.00
                                                       2005     57.70        58.44          0.00
                                                       2006     58.44        65.21        211.12
                                                       2007     65.21        68.25          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.56        11.60          0.00
                                                       2005     11.60        12.01          0.00
                                                       2006     12.01        14.02          0.00
                                                       2007     14.02        14.17        175.04
                                                       2008     14.17         9.01          0.00
                                                       2009      9.01         9.81     22,289.55

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $21.90       $23.91          0.00
                                                     2005     23.91        25.02          0.00
                                                     2006     25.02        25.47          0.00
                                                     2007     25.47        29.57          0.00
                                                     2008     29.57        18.35        116.68
                                                     2009     18.35        24.55      3,512.08

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.12        16.25          0.00
                                                     2007     16.25        16.51          0.00
                                                     2008     16.51         8.91          0.00
                                                     2009      8.91         9.26          0.00

BlackRock Money Market Division (Class B)........... 2004     19.40        19.25      9,129.91
                                                     2005     19.25        19.37      3,185.85
                                                     2006     19.37        19.85      4,587.01
                                                     2007     19.85        20.39      1,410.41
                                                     2008     20.39        20.51      1,619.94
                                                     2009     20.51        20.15      7,206.62

BlackRock Strategic Value Division (Class B)........ 2004     15.74        17.64          0.00
                                                     2005     17.64        17.97      2,780.30
                                                     2006     17.97        20.51      2,164.21
                                                     2007     20.51        19.36      1,656.74
                                                     2008     19.36        11.66      1,653.87
                                                     2009     11.66        12.89          0.00

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.78      1,252.41
                                                     2005     12.78        14.19      4,036.10
                                                     2006     14.19        19.14      3,967.93
                                                     2007     19.14        15.94      2,373.04
                                                     2008     15.94         9.11      2,447.36
                                                     2009      9.11        12.03      3,229.47

Davis Venture Value Division (Class B).............. 2004     26.98        28.92          0.00
                                                     2005     28.92        31.19         24.37
                                                     2006     31.19        34.95        130.86
                                                     2007     34.95        35.74        363.84
                                                     2008     35.74        21.19        315.19
                                                     2009     21.19        27.34        890.68

FI Mid Cap Opportunities Division (Class B)......... 2004     14.03        15.73          0.00
                                                     2005     15.73        16.45          0.00
                                                     2006     16.45        17.99          0.00
                                                     2007     17.99        19.06        328.77
                                                     2008     19.06         8.32        424.10
                                                     2009      8.32        10.90      2,090.20

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 21.54      $ 24.20          0.00
                                                             2005     24.20        26.19          0.00
                                                             2006     26.19        28.67          0.00
                                                             2007     28.67        29.21          0.00
                                                             2008     29.21        17.43          0.00
                                                             2009     17.43        20.76          0.00

Harris Oakmark International Division (Class B)............. 2004     11.85        13.70        210.15
                                                             2005     13.70        15.34        209.68
                                                             2006     15.34        19.37        592.27
                                                             2007     19.37        18.78        723.18
                                                             2008     18.78        10.88        708.83
                                                             2009     10.88        16.53     15,302.70

Janus Forty Division (Class B)/(h)/......................... 2007    125.42       153.24        683.80
                                                             2008    153.24        87.12      1,220.21
                                                             2009     87.12       121.99      2,816.31

Jennison Growth Division (Class B)/(b)/..................... 2005      3.94         4.72          0.00
                                                             2006      4.72         4.74          0.00
                                                             2007      4.74         5.18          0.00
                                                             2008      5.18         3.22          0.00
                                                             2009      3.22         4.40        371.66

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.12         4.28          0.00
                                                             2005      4.28         3.90          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.37        13.30          0.00
                                                             2005     13.30        14.09          0.00
                                                             2006     14.09        15.84          0.00
                                                             2007     15.84        15.10          0.00
                                                             2008     15.10         9.13          0.00
                                                             2009      9.13        12.24          0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.47         7.01          0.00
                                                             2005      7.01         7.80          0.00
                                                             2006      7.80         7.52          0.00
                                                             2007      7.52         7.53          0.00
                                                             2008      7.53         4.50          0.00
                                                             2009      4.50         5.86          0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.96         9.57          0.00
                                                             2007      9.57         8.83          0.00
                                                             2008      8.83         3.92          0.00
                                                             2009      3.92         5.31     17,377.34

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.46         8.23          0.00
                                                             2005      8.23         8.63          0.00
                                                             2006      8.63         9.00          0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)........................................ 2004    $22.05       $24.88          0.00
                                                    2005     24.88        26.02          0.00
                                                    2006     26.02        29.69          0.00
                                                    2007     29.69        32.48          0.00
                                                    2008     32.48        20.36          0.00
                                                    2009     20.36        25.93        609.31

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004      8.65         9.54          0.00
                                                    2005      9.54         9.76          0.00
                                                    2006      9.76        10.50          0.00
                                                    2007     10.50        10.73          0.00
                                                    2008     10.73         6.17          0.00
                                                    2009      6.17         7.85          0.00

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.20        16.13          0.00
                                                    2005     16.13        16.05      2,036.19
                                                    2006     16.05        17.17      2,293.36
                                                    2007     17.17        17.93      1,833.31
                                                    2008     17.93        14.30      1,776.20
                                                    2009     14.30        19.18        746.78

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.19        11.94          0.00
                                                    2005     11.94        12.67          0.00
                                                    2006     12.67        14.18          0.00
                                                    2007     14.18        15.44          0.00
                                                    2008     15.44         9.27          0.00
                                                    2009      9.27        12.16      1,016.09

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     28.19        30.47          0.00
                                                    2005     30.47        32.77        516.30
                                                    2006     32.77        36.03        486.09
                                                    2007     36.03        32.82        259.96
                                                    2008     32.82        17.32        258.47
                                                    2009     17.32        23.98      2,425.71

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.95          0.00
                                                    2009      7.95         9.96      2,330.94

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57          0.00
                                                    2009      6.57         8.04      2,284.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.00          0.00
                                                    2009      7.00         8.82     16,136.88

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54          0.00
                                                    2009      6.54         8.50      8,243.08

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.38       $12.70        220.68
                                                          2005     12.70        13.95      1,550.66
                                                          2006     13.95        15.01      2,166.87
                                                          2007     15.01        15.82      2,262.33
                                                          2008     15.82         9.86      2,084.08
                                                          2009      9.86        13.23     15,029.97

MetLife Stock Index Division (Class B)................... 2004     31.17        33.64        932.51
                                                          2005     33.64        34.42      4,653.75
                                                          2006     34.42        38.87      4,052.46
                                                          2007     38.87        39.99      3,035.45
                                                          2008     39.99        24.59      2,910.98
                                                          2009     24.59        30.35     50,848.30

MFS(R) Research International Division (Class B)......... 2004      9.55        10.93          0.00
                                                          2005     10.93        12.47          0.00
                                                          2006     12.47        15.47          0.00
                                                          2007     15.47        17.18          0.00
                                                          2008     17.18         9.70          0.00
                                                          2009      9.70        12.52      2,427.29

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     33.19        35.95          0.00
                                                          2005     35.95        36.24      1,335.09
                                                          2006     36.24        39.77      1,335.09
                                                          2007     39.77        40.58      1,165.26
                                                          2008     40.58        30.88      1,164.61
                                                          2009     30.88        35.81        331.63

MFS(R) Value Division (Class B).......................... 2004     11.74        12.62        948.46
                                                          2005     12.62        12.16      2,385.88
                                                          2006     12.16        14.05        494.83
                                                          2007     14.05        13.22          0.00
                                                          2008     13.22         8.59          0.00
                                                          2009      8.59        10.15      6,610.67

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.25        10.71        519.78
                                                          2005     10.71        11.86      2,555.02
                                                          2006     11.86        14.59      2,012.62
                                                          2007     14.59        15.80      1,546.11
                                                          2008     15.80         8.95      1,505.84
                                                          2009      8.95        11.25     39,736.44

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.95        20.86          0.00
                                                          2005     20.86        22.89      2,335.47
                                                          2006     22.89        24.95      2,757.29
                                                          2007     24.95        25.23      2,301.50
                                                          2008     25.23        12.99      2,282.94
                                                          2009     12.99        18.81      7,337.82

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.74         8.38          0.00
                                                          2006      8.38         8.84        317.75
                                                          2007      8.84         9.90          0.00
                                                          2008      9.90         5.24          0.00
                                                          2009      5.24         7.39     11,906.65

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.21       $14.03          0.00
                                                        2005     14.03        15.95         47.74
                                                        2006     15.95        18.19        498.93
                                                        2007     18.19        18.95        254.82
                                                        2008     18.95        11.04        254.05
                                                        2009     11.04        15.13      1,426.53

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.79        10.86        798.68
                                                        2007     10.86        11.79     12,557.21
                                                        2008     11.79        10.76      9,089.55
                                                        2009     10.76        12.45     21,182.78

PIMCO Total Return Division (Class B).................. 2004     11.44        11.81        440.45
                                                        2005     11.81        11.84      8,179.04
                                                        2006     11.84        12.13      7,447.36
                                                        2007     12.13        12.78      4,933.48
                                                        2008     12.78        12.58      5,952.41
                                                        2009     12.58        14.56     48,378.06

RCM Technology Division (Class B)...................... 2004      4.08         4.24          0.00
                                                        2005      4.24         4.61          0.00
                                                        2006      4.61         4.76          0.00
                                                        2007      4.76         6.14          0.00
                                                        2008      6.14         3.34          0.00
                                                        2009      3.34         5.21      5,553.38

Russell 2000(R) Index Division (Class B)............... 2004     13.03        14.86         96.62
                                                        2005     14.86        15.19         94.04
                                                        2006     15.19        17.51        342.50
                                                        2007     17.51        16.87        428.25
                                                        2008     16.87        10.97        324.41
                                                        2009     10.97        13.51     11,178.11

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.66        11.33          0.00
                                                        2007     11.33        11.72          0.00
                                                        2008     11.72         7.70          0.00
                                                        2009      7.70         9.75          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.07          0.00
                                                        2007     11.07        11.44          0.00
                                                        2008     11.44         8.40          0.00
                                                        2009      8.40        10.28      2,753.71

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.80        11.66          0.00
                                                        2005     11.66        12.15          0.00
                                                        2006     12.15        13.45          0.00
                                                        2007     13.45        14.38          0.00
                                                        2008     14.38         8.17          0.00
                                                        2009      8.17        11.46          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.15       $ 6.95           0.00
                                                         2005      6.95         7.81           0.00
                                                         2006      7.81         8.12           0.00
                                                         2007      8.12         9.37           0.00
                                                         2008      9.37         5.53           0.00
                                                         2009      5.53         7.89      30,458.22

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     11.85        12.59           0.00
                                                         2005     12.59        13.66           0.00
                                                         2006     13.66        13.88           0.00
                                                         2007     13.88        14.90           0.00
                                                         2008     14.90         9.30           0.00
                                                         2009      9.30        12.64         452.70

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.62        18.60           0.00
                                                         2005     18.60        18.70       2,194.07
                                                         2006     18.70        19.22         322.63
                                                         2007     19.22        19.53         329.08
                                                         2008     19.53        16.23         257.63
                                                         2009     16.23        20.98         230.11

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.56        14.85           0.00
                                                         2005     14.85        14.76           0.00
                                                         2006     14.76        15.03         822.64
                                                         2007     15.03        15.33       1,240.53
                                                         2008     15.33        14.94       1,100.25
                                                         2009     14.94        15.25       2,409.17

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.10           0.00
                                                         2006     11.10        12.59           0.00
                                                         2007     12.59        12.74       2,994.77
                                                         2008     12.74         7.43       2,993.70
                                                         2009      7.43         9.58       3,010.68

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.25           0.00
                                                         2006     10.25        10.74           0.00
                                                         2007     10.74        11.12           0.00
                                                         2008     11.12         9.33       2,060.25
                                                         2009      9.33        11.02      29,871.12

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.47           0.00
                                                         2006     10.47        11.23           0.00
                                                         2007     11.23        11.54      10,049.87
                                                         2008     11.54         8.86       8,977.60
                                                         2009      8.86        10.75      26,284.66

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.70           0.00
                                                         2006     10.70        11.73           0.00
                                                         2007     11.73        12.00       6,813.56
                                                         2008     12.00         8.39       9,625.59
                                                         2009      8.39        10.41     172,952.20

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.93          0.00
                                                     2006     10.93        12.23      9,597.98
                                                     2007     12.23        12.45      7,247.66
                                                     2008     12.45         7.92        496.93
                                                     2009      7.92        10.02      8,684.15

At 2.25 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     13.73        14.33        920.46
                                                     2007     14.33        14.47        761.09
                                                     2008     14.47        12.83        330.55
                                                     2009     12.83        14.12        333.90

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.60        18.44          0.00
                                                     2005     18.44        22.60          0.00
                                                     2006     22.60        27.41        179.50
                                                     2007     27.41        32.54        287.37
                                                     2008     32.54        14.78        300.11
                                                     2009     14.78        23.32     11,587.99

American Funds Growth Division (Class 2)............ 2004     97.44       107.17         37.63
                                                     2005    107.17       121.76        640.42
                                                     2006    121.76       131.22        702.00
                                                     2007    131.22       144.13        572.15
                                                     2008    144.13        78.95        554.82
                                                     2009     78.95       107.61         23.60

American Funds Growth-Income Division (Class 2)..... 2004     75.83        81.83         65.02
                                                     2005     81.83        84.68         64.95
                                                     2006     84.68        95.39        284.87
                                                     2007     95.39        97.96        505.03
                                                     2008     97.96        59.52        482.45
                                                     2009     59.52        76.38      2,361.48

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.97          0.00
                                                            2009      6.97         8.81          0.00

American Funds Bond Division+ (Class 2)/(e)/............... 2006     13.54        14.12          0.00
                                                            2007     14.12        14.24          0.00
                                                            2008     14.24        12.61          0.00
                                                            2009     12.61        13.86          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.42        13.06          0.00
                                                            2002     13.06        10.32          0.00
                                                            2003     10.32        15.47      7,432.78
                                                            2004     15.47        18.25      1,724.22
                                                            2005     18.25        22.34        529.95
                                                            2006     22.34        27.06        225.68
                                                            2007     27.06        32.07        143.60
                                                            2008     32.07        14.55         16.15
                                                            2009     14.55        22.91         15.75

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.32          0.00
                                                            2009      6.32         8.28          0.00

American Funds Growth Division+ (Class 2)/(a)/............. 2001    106.37        96.00          0.00
                                                            2002     96.00        70.80          0.00
                                                            2003     70.80        94.57      6,362.14
                                                            2004     94.57       103.86        308.48
                                                            2005    103.86       117.82         44.81
                                                            2006    117.82       126.79          0.00
                                                            2007    126.79       139.05          0.00
                                                            2008    139.05        76.05          0.00
                                                            2009     76.05       103.51          0.00

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     74.63        71.41          0.00
                                                            2002     71.41        56.92          0.00
                                                            2003     56.92        73.60      4,976.20
                                                            2004     73.60        79.30        207.31
                                                            2005     79.30        81.94        148.26
                                                            2006     81.94        92.17        446.02
                                                            2007     92.17        94.51        126.63
                                                            2008     94.51        57.34         96.65
                                                            2009     57.34        73.47         84.09

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.64          0.00
                                                            2009      7.64         9.21          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.58       $12.01          0.00
                                                       2005     12.01        13.82          0.00
                                                       2006     13.82        15.70          0.00
                                                       2007     15.70        16.90          0.00
                                                       2008     16.90         9.21          0.00
                                                       2009      9.21        10.98          0.00

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     11.84        12.12      1,283.14
                                                       2005     12.12        12.07      1,330.12
                                                       2006     12.07        12.25      2,296.73
                                                       2007     12.25        12.78        475.08
                                                       2008     12.78        13.20        384.94
                                                       2009     13.20        13.54      3,900.34

BlackRock Aggressive Growth Division (Class B)........ 2004     29.29        32.29          0.00
                                                       2005     32.29        34.87          0.00
                                                       2006     34.87        36.30          0.00
                                                       2007     36.30        42.67         57.96
                                                       2008     42.67        22.59         81.70
                                                       2009     22.59        32.93         65.68

BlackRock Bond Income Division (Class B).............. 2004     36.31        37.40          0.00
                                                       2005     37.40        37.36          0.00
                                                       2006     37.36        38.04          0.00
                                                       2007     38.04        39.43          0.00
                                                       2008     39.43        37.14          0.00
                                                       2009     37.14        39.65          0.00

BlackRock Diversified Division (Class B).............. 2004     30.36        32.57          0.00
                                                       2005     32.57        32.75          0.00
                                                       2006     32.75        35.30          0.00
                                                       2007     35.30        36.45          0.00
                                                       2008     36.45        26.74          0.00
                                                       2009     26.74        30.59          0.00

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     63.76        63.94          0.00
                                                       2008     63.94        39.19          0.00
                                                       2009     39.19        45.67          0.00

BlackRock Large Cap Division (Class B)/(g)/........... 2004     49.83        54.68          0.00
                                                       2005     54.68        55.24          0.00
                                                       2006     55.24        61.48          0.00
                                                       2007     61.48        64.30          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.51        11.52          0.00
                                                       2005     11.52        11.90          0.00
                                                       2006     11.90        13.86          0.00
                                                       2007     13.86        13.97          0.00
                                                       2008     13.97         8.86          0.00
                                                       2009      8.86         9.62          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $21.39       $23.30        607.12
                                                           2005     23.30        24.33          0.00
                                                           2006     24.33        24.71          0.00
                                                           2007     24.71        28.61         86.46
                                                           2008     28.61        17.71        102.45
                                                           2009     17.71        23.64         91.91

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     15.74        15.83          0.00
                                                           2007     15.83        16.05          0.00
                                                           2008     16.05         8.64          0.00
                                                           2009      8.64         8.97          0.00

BlackRock Money Market Division (Class B)................. 2004     18.42        18.25        283.74
                                                           2005     18.25        18.32          0.00
                                                           2006     18.32        18.73          0.00
                                                           2007     18.73        19.19      1,231.32
                                                           2008     19.19        19.25        967.35
                                                           2009     19.25        18.87      1,110.09

BlackRock Strategic Value Division (Class B).............. 2004     15.59        17.44          0.00
                                                           2005     17.44        17.72          0.00
                                                           2006     17.72        20.18         74.10
                                                           2007     20.18        19.00         74.17
                                                           2008     19.00        11.41         73.88
                                                           2009     11.41        12.59         73.76

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.76          0.00
                                                           2005     12.76        14.13          0.00
                                                           2006     14.13        19.01        388.07
                                                           2007     19.01        15.80        388.21
                                                           2008     15.80         9.01        332.89
                                                           2009      9.01        11.86        414.83

Davis Venture Value Division (Class B).................... 2004     26.35        28.20          0.00
                                                           2005     28.20        30.33          0.00
                                                           2006     30.33        33.90          0.00
                                                           2007     33.90        34.58          0.00
                                                           2008     34.58        20.45          0.00
                                                           2009     20.45        26.32        151.55

FI Mid Cap Opportunities Division (Class B)............... 2004     13.78        15.43          0.00
                                                           2005     15.43        16.09          0.00
                                                           2006     16.09        17.55          0.00
                                                           2007     17.55        18.55          0.00
                                                           2008     18.55         8.08          0.00
                                                           2009      8.08        10.55          0.00

FI Value Leaders Division (Class B)....................... 2004     20.95        23.50          0.00
                                                           2005     23.50        25.38          0.00
                                                           2006     25.38        27.71          0.00
                                                           2007     27.71        28.15          0.00
                                                           2008     28.15        16.76          0.00
                                                           2009     16.76        19.91          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.77      $ 13.59        0.00
                                                             2005     13.59        15.18        0.00
                                                             2006     15.18        19.12        0.00
                                                             2007     19.12        18.49        0.00
                                                             2008     18.49        10.68        0.00
                                                             2009     10.68        16.20       34.00

Janus Forty Division (Class B)/(h)/......................... 2007    117.79       143.67       17.49
                                                             2008    143.67        81.47       21.69
                                                             2009     81.47       113.80       23.79

Jennison Growth Division (Class B)/(b)/..................... 2005      3.89         4.65        0.00
                                                             2006      4.65         4.66        0.00
                                                             2007      4.66         5.08        0.00
                                                             2008      5.08         3.15        0.00
                                                             2009      3.15         4.30        0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.08         4.23        0.00
                                                             2005      4.23         3.85        0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.29        13.19        0.00
                                                             2005     13.19        13.94        0.00
                                                             2006     13.94        15.63        0.00
                                                             2007     15.63        14.87        0.00
                                                             2008     14.87         8.97        0.00
                                                             2009      8.97        11.99        0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.42         6.94        0.00
                                                             2005      6.94         7.71        0.00
                                                             2006      7.71         7.41        0.00
                                                             2007      7.41         7.40        0.00
                                                             2008      7.40         4.41        0.00
                                                             2009      4.41         5.73        0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.81         9.39        0.00
                                                             2007      9.39         8.64        0.00
                                                             2008      8.64         3.83        0.00
                                                             2009      3.83         5.17        0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.36         8.12        0.00
                                                             2005      8.12         8.49        0.00
                                                             2006      8.49         8.85        0.00

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     21.50        24.23        0.00
                                                             2005     24.23        25.27        0.00
                                                             2006     25.27        28.77        0.00
                                                             2007     28.77        31.39       77.22
                                                             2008     31.39        19.62       94.01
                                                             2009     19.62        24.93       88.63

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004    $ 8.58       $ 9.45         0.00
                                                          2005      9.45         9.65         0.00
                                                          2006      9.65        10.35         0.00
                                                          2007     10.35        10.55         0.00
                                                          2008     10.55         6.05         0.00
                                                          2009      6.05         7.68         0.00

Lord Abbett Bond Debenture Division (Class B)............ 2004     14.90        15.78         0.00
                                                          2005     15.78        15.66         0.00
                                                          2006     15.66        16.72         0.00
                                                          2007     16.72        17.41         0.00
                                                          2008     17.41        13.86         0.00
                                                          2009     13.86        18.53        53.24

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.11        11.84         0.00
                                                          2005     11.84        12.54         0.00
                                                          2006     12.54        14.00         0.00
                                                          2007     14.00        15.20       158.66
                                                          2008     15.20         9.10       200.03
                                                          2009      9.10        11.91       182.42

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     27.43        29.59         0.00
                                                          2005     29.59        31.75         0.00
                                                          2006     31.75        34.82        86.12
                                                          2007     34.82        31.63        86.20
                                                          2008     31.63        16.66        85.86
                                                          2009     16.66        23.00        85.77

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.93       533.81
                                                          2009      7.93         9.92       440.46

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.56         0.00
                                                          2009      6.56         8.01         0.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         6.99         0.00
                                                          2009      6.99         8.78         0.00

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.53         0.00
                                                          2009      6.53         8.46         0.00

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.28        12.56         0.00
                                                          2005     12.56        13.76       223.42
                                                          2006     13.76        14.77       317.65
                                                          2007     14.77        15.53        47.27
                                                          2008     15.53         9.66        69.51
                                                          2009      9.66        12.92       566.32

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $30.10       $32.43        163.69
                                                          2005     32.43        33.10        955.25
                                                          2006     33.10        37.28      1,267.67
                                                          2007     37.28        38.26        173.58
                                                          2008     38.26        23.47        253.02
                                                          2009     23.47        28.89      2,223.53

MFS(R) Research International Division (Class B)......... 2004      9.48        10.82          0.00
                                                          2005     10.82        12.32          0.00
                                                          2006     12.32        15.25          0.00
                                                          2007     15.25        16.89          0.00
                                                          2008     16.89         9.51          0.00
                                                          2009      9.51        12.24          0.00

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     31.81        34.39          0.00
                                                          2005     34.39        34.59          0.00
                                                          2006     34.59        37.86          0.00
                                                          2007     37.86        38.54          0.00
                                                          2008     38.54        29.25          0.00
                                                          2009     29.25        33.84          0.00

MFS(R) Value Division (Class B).......................... 2004     11.58        12.42          0.00
                                                          2005     12.42        11.95          0.00
                                                          2006     11.95        13.77          0.00
                                                          2007     13.77        12.92          0.00
                                                          2008     12.92         8.37          0.00
                                                          2009      8.37         9.87          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.12        10.55          0.00
                                                          2005     10.55        11.65        721.69
                                                          2006     11.65        14.29        838.39
                                                          2007     14.29        15.44        249.80
                                                          2008     15.44         8.72        364.67
                                                          2009      8.72        10.95      1,488.00

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.71        20.54          0.00
                                                          2005     20.54        22.48          0.00
                                                          2006     22.48        24.45        184.65
                                                          2007     24.45        24.66        184.82
                                                          2008     24.66        12.66        184.10
                                                          2009     12.66        18.29        183.84

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.66         8.27          0.00
                                                          2006      8.27         8.71          0.00
                                                          2007      8.71         9.73          0.00
                                                          2008      9.73         5.14          0.00
                                                          2009      5.14         7.22          0.00

Oppenheimer Global Equity Division (Class B)............. 2004     11.99        13.76          0.00
                                                          2005     13.76        15.60          0.00
                                                          2006     15.60        17.75          0.00
                                                          2007     17.75        18.44          0.00
                                                          2008     18.44        10.72          0.00
                                                          2009     10.72        14.65          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.71       $10.76         0.00
                                                        2007     10.76        11.65         0.00
                                                        2008     11.65        10.61         0.00
                                                        2009     10.61        12.24         0.00

PIMCO Total Return Division (Class B).................. 2004     11.35        11.69         0.00
                                                        2005     11.69        11.69         0.00
                                                        2006     11.69        11.95         0.00
                                                        2007     11.95        12.57         0.00
                                                        2008     12.57        12.34         0.00
                                                        2009     12.34        14.24        37.84

RCM Technology Division (Class B)...................... 2004      4.05         4.19         0.00
                                                        2005      4.19         4.55         0.00
                                                        2006      4.55         4.69         0.00
                                                        2007      4.69         6.03         0.00
                                                        2008      6.03         3.27         0.00
                                                        2009      3.27         5.09         0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.85        14.63         0.00
                                                        2005     14.63        14.92       138.96
                                                        2006     14.92        17.16       136.11
                                                        2007     17.16        16.49         0.00
                                                        2008     16.49        10.69         0.00
                                                        2009     10.69        13.14         0.00

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.65        11.29         0.00
                                                        2007     11.29        11.66         0.00
                                                        2008     11.66         7.64         0.00
                                                        2009      7.64         9.64         0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.46        11.04         0.00
                                                        2007     11.04        11.37         0.00
                                                        2008     11.37         8.33         0.00
                                                        2009      8.33        10.18         0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.65        11.48         0.00
                                                        2005     11.48        11.94         0.00
                                                        2006     11.94        13.17         0.00
                                                        2007     13.17        14.06         0.00
                                                        2008     14.06         7.97         0.00
                                                        2009      7.97        11.15         0.00

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.10         6.88         0.00
                                                        2005      6.88         7.71         0.00
                                                        2006      7.71         8.01         0.00
                                                        2007      8.01         9.21       265.21
                                                        2008      9.21         5.42       344.24
                                                        2009      5.42         7.71       410.15

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $11.64       $12.34          0.00
                                                         2005     12.34        13.36          0.00
                                                         2006     13.36        13.54          0.00
                                                         2007     13.54        14.50          0.00
                                                         2008     14.50         9.03          0.00
                                                         2009      9.03        12.24          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.20        18.14          0.00
                                                         2005     18.14        18.19          0.00
                                                         2006     18.19        18.64         80.44
                                                         2007     18.64        18.90         80.52
                                                         2008     18.90        15.67         80.20
                                                         2009     15.67        20.20         80.11

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.22        14.48          0.00
                                                         2005     14.48        14.35          0.00
                                                         2006     14.35        14.58          0.00
                                                         2007     14.58        14.83          0.00
                                                         2008     14.83        14.42          0.00
                                                         2009     14.42        14.68        327.92

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.08          0.00
                                                         2006     11.08        12.53          0.00
                                                         2007     12.53        12.65          0.00
                                                         2008     12.65         7.37          0.00
                                                         2009      7.37         9.47          0.00

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.24          0.00
                                                         2006     10.24        10.70          0.00
                                                         2007     10.70        11.04          0.00
                                                         2008     11.04         9.24          0.00
                                                         2009      9.24        10.89     29,668.04

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.45     10,357.79
                                                         2006     10.45        11.18      9,265.11
                                                         2007     11.18        11.46      9,268.63
                                                         2008     11.46         8.78      9,265.11
                                                         2009      8.78        10.62     29,679.51

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.68          0.00
                                                         2006     10.68        11.68          0.00
                                                         2007     11.68        11.92          0.00
                                                         2008     11.92         8.31          0.00
                                                         2009      8.31        10.29          0.00

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.91          0.00
                                                         2006     10.91        12.18     23,530.70
                                                         2007     12.18        12.37     24,768.93
                                                         2008     12.37         7.84          0.00
                                                         2009      7.84         9.90     56,085.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 2.50 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 13.42      $ 13.99         0.00
                                                     2007     13.99        14.09         0.00
                                                     2008     14.09        12.46         0.00
                                                     2009     12.46        13.68         0.00

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.38        18.13         0.00
                                                     2005     18.13        22.17         0.00
                                                     2006     22.17        26.82       114.70
                                                     2007     26.82        31.76       190.14
                                                     2008     31.76        14.39       236.85
                                                     2009     14.39        22.65       319.95

American Funds Growth Division (Class 2)............ 2004     92.71       101.71         0.00
                                                     2005    101.71       115.27         0.00
                                                     2006    115.27       123.92        36.11
                                                     2007    123.92       135.77        53.87
                                                     2008    135.77        74.18        60.33
                                                     2009     74.18       100.86        57.15

American Funds Growth-Income Division (Class 2)..... 2004     72.15        77.66         0.00
                                                     2005     77.66        80.17         0.00
                                                     2006     80.17        90.08        66.47
                                                     2007     90.08        92.28        92.69
                                                     2008     92.28        55.93        98.58
                                                     2009     55.93        71.59       123.67

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.99     73,933.97
                                                            2009      6.99         8.88     83,052.66

American Funds Bond Division+ (Class 2)/(e)/............... 2006     14.17        14.82        366.37
                                                            2007     14.82        15.03      7,044.56
                                                            2008     15.03        13.36      1,550.22
                                                            2009     13.36        14.77      1,713.92

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.64        13.30          0.00
                                                            2002     13.30        10.56      6,440.52
                                                            2003     10.56        15.91     26,264.88
                                                            2004     15.91        18.87     32,210.40
                                                            2005     18.87        23.21     34,001.23
                                                            2006     23.21        28.26     37,575.75
                                                            2007     28.26        33.66     36,898.97
                                                            2008     33.66        15.35     30,590.88
                                                            2009     15.35        24.29     35,349.27

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.34     65,717.49
                                                            2009      6.34         8.35     97,237.85

American Funds Growth Division+ (Class 2)/(a)/............. 2001    116.04       104.94          0.00
                                                            2002    104.94        77.78      6,100.79
                                                            2003     77.78       104.42     15,014.89
                                                            2004    104.42       115.25     20,010.20
                                                            2005    115.25       131.40     21,095.03
                                                            2006    131.40       142.11     14,704.81
                                                            2007    142.11       156.63     14,216.90
                                                            2008    156.63        86.10     13,079.93
                                                            2009     86.10       117.77     12,310.15

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     81.41        78.06          0.00
                                                            2002     78.06        62.54      7,458.73
                                                            2003     62.54        81.26     22,882.90
                                                            2004     81.26        88.00     19,915.47
                                                            2005     88.00        91.38     18,399.97
                                                            2006     91.38       103.30     16,270.03
                                                            2007    103.30       106.46     15,894.19
                                                            2008    106.46        64.91     12,181.32
                                                            2009     64.91        83.59     11,930.37

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.66      7,151.54
                                                            2009      7.66         9.29     37,245.58

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)                                            2004    $11.29       $12.87          0.00
                                                       2005     12.87        14.87          0.00
                                                       2006     14.87        16.98          0.00
                                                       2007     16.98        18.37          0.00
                                                       2008     18.37        10.06        232.69
                                                       2009     10.06        12.05        266.18

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.17        12.50         58.64
                                                       2005     12.50        12.51        855.95
                                                       2006     12.51        12.76      1,339.25
                                                       2007     12.76        13.38        861.50
                                                       2008     13.38        13.88        562.59
                                                       2009     13.88        14.32      3,473.53

BlackRock Aggressive Growth Division (Class B)........ 2004     31.73        35.10         22.87
                                                       2005     35.10        38.09         20.44
                                                       2006     38.09        39.85          0.00
                                                       2007     39.85        47.08          0.00
                                                       2008     47.08        25.05          0.00
                                                       2009     25.05        36.70        146.81

BlackRock Bond Income Division (Class B).............. 2004     40.27        41.62          0.00
                                                       2005     41.62        41.78          0.00
                                                       2006     41.78        42.76          0.00
                                                       2007     42.76        44.54          0.00
                                                       2008     44.54        42.16          0.00
                                                       2009     42.16        45.24          0.00

BlackRock Diversified Division (Class B).............. 2004     33.19        35.73        597.48
                                                       2005     35.73        36.10        533.89
                                                       2006     36.10        39.11          0.00
                                                       2007     39.11        40.59          0.00
                                                       2008     40.59        29.92          0.00
                                                       2009     29.92        34.40          0.00

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     71.84        72.29          0.00
                                                       2008     72.29        44.53          0.00
                                                       2009     44.53        52.15          0.00

BlackRock Large Cap Division (Class B)/(g)/........... 2004     55.31        60.89          0.00
                                                       2005     60.89        61.82          0.00
                                                       2006     61.82        69.16          0.00
                                                       2007     69.16        72.45          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.61        11.68          0.00
                                                       2005     11.68        12.12          0.00
                                                       2006     12.12        14.18          0.00
                                                       2007     14.18        14.37          0.00
                                                       2008     14.37         9.16          0.00
                                                       2009      9.16        10.00          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.43       $24.52        594.47
                                                     2005     24.52        25.72          8.05
                                                     2006     25.72        54.54         26.26
                                                     2007     54.54        30.56      2,897.89
                                                     2008     30.56        19.01      4,436.61
                                                     2009     19.01        25.50      4,416.46

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.52        16.67          0.00
                                                     2007     16.67        16.99          0.00
                                                     2008     16.99         9.19          0.00
                                                     2009      9.19         9.56          0.00

BlackRock Money Market Division (Class B)........... 2004     20.43        20.31          0.00
                                                     2005     20.31        20.48          0.00
                                                     2006     20.48        21.05          0.00
                                                     2007     21.05        21.68          0.00
                                                     2008     21.68        21.85          0.00
                                                     2009     21.85        21.53          0.00

BlackRock Strategic Value Division (Class B)........ 2004     15.89        17.84          0.00
                                                     2005     17.84        18.21          0.00
                                                     2006     18.21        20.84          0.00
                                                     2007     20.84        19.72          0.00
                                                     2008     19.72        11.91          0.00
                                                     2009     11.91        13.20          0.00

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.80     12,631.57
                                                     2005     12.80        14.25     20,958.59
                                                     2006     14.25        19.27     32,445.59
                                                     2007     19.27        16.09     21,639.74
                                                     2008     16.09         9.22     16,664.71
                                                     2009      9.22        12.21     12,199.75

Davis Venture Value Division (Class B).............. 2004     27.63        29.67          0.00
                                                     2005     29.67        32.07         30.21
                                                     2006     32.07        44.60         36.03
                                                     2007     44.60        36.94          0.00
                                                     2008     36.94        21.95        432.80
                                                     2009     21.95        28.40        490.13

FI Mid Cap Opportunities Division (Class B)......... 2004     14.29        16.05          0.00
                                                     2005     16.05        16.82          0.00
                                                     2006     16.82        18.44          0.00
                                                     2007     18.44        19.59          0.00
                                                     2008     19.59         8.57          0.00
                                                     2009      8.57        11.25        465.88

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.14      $ 24.91          0.00
                                                             2005     24.91        27.04          0.00
                                                             2006     27.04        29.67          0.00
                                                             2007     29.67        30.30          0.00
                                                             2008     30.30        18.13          0.00
                                                             2009     18.13        21.64          0.00

Harris Oakmark International Division (Class B)............. 2004     11.92        13.81          0.00
                                                             2005     13.81        15.50          0.00
                                                             2006     15.50        19.63          0.00
                                                             2007     19.63        19.07          0.00
                                                             2008     19.07        11.08          0.00
                                                             2009     11.08        16.88        313.50

Janus Forty Division (Class B)/(h)/......................... 2007    133.55       163.45        326.64
                                                             2008    163.45        93.15      2,011.44
                                                             2009     93.15       130.77      2,273.93

Jennison Growth Division (Class B)/(b)/..................... 2005      3.99         4.79          0.00
                                                             2006      4.79         4.82          0.00
                                                             2007      4.82         5.28          0.00
                                                             2008      5.28         3.29          0.00
                                                             2009      3.29         4.51          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.16         4.33          0.00
                                                             2005      4.33         3.95          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.45        13.41          0.00
                                                             2005     13.41        14.24          0.00
                                                             2006     14.24        16.05         40.31
                                                             2007     16.05        15.34          0.00
                                                             2008     15.34         9.30          0.00
                                                             2009      9.30        12.50          0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.53         7.08          0.00
                                                             2005      7.08         7.90          0.00
                                                             2006      7.90         7.63          0.00
                                                             2007      7.63         7.66          0.00
                                                             2008      7.66         4.59          0.00
                                                             2009      4.59         6.00          0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.12         9.76          0.00
                                                             2007      9.76         9.02          0.00
                                                             2008      9.02         4.02          0.00
                                                             2009      4.02         5.45          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.55         8.35          0.00
                                                             2005      8.35         8.77          0.00
                                                             2006      8.77         9.16          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B).. 2004    $22.61       $25.56         0.00
                                                          2005     25.56        26.79         0.00
                                                          2006     26.79        30.65         0.00
                                                          2007     30.65        33.61         0.00
                                                          2008     33.61        21.12         0.00
                                                          2009     21.12        26.96         0.00

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004      8.71         9.63         0.00
                                                          2005      9.63         9.87         0.00
                                                          2006      9.87        10.65         0.00
                                                          2007     10.65        10.91         0.00
                                                          2008     10.91         6.29       554.05
                                                          2009      6.29         8.02         0.00

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.51        16.48        92.03
                                                          2005     16.48        16.44       201.19
                                                          2006     16.44        17.63       183.25
                                                          2007     17.63        18.46         0.00
                                                          2008     18.46        14.76       627.99
                                                          2009     14.76        19.85       771.80

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.26        12.03         0.00
                                                          2005     12.03        12.80         0.00
                                                          2006     12.80        14.37         0.00
                                                          2007     14.37        15.68         0.00
                                                          2008     15.68         9.44       368.96
                                                          2009      9.44        12.41         0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     28.98        31.37         0.00
                                                          2005     31.37        33.82        28.78
                                                          2006     33.82        43.02        37.28
                                                          2007     43.02        34.04         0.00
                                                          2008     34.04        18.02         0.00
                                                          2009     18.02        25.00         0.00

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.96         0.00
                                                          2009      7.96        10.00       374.81

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.58         0.00
                                                          2009      6.58         8.08       971.40

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         7.01         0.00
                                                          2009      7.01         8.86         0.00

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.55       457.88
                                                          2009      6.55         8.54       456.53

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.49       $12.84          0.00
                                                          2005     12.84        14.14        176.38
                                                          2006     14.14        15.26        257.83
                                                          2007     15.26        16.12        182.82
                                                          2008     16.12        10.08        209.30
                                                          2009     10.08        13.54        308.29

MetLife Stock Index Division (Class B)................... 2004     32.28        34.90          0.00
                                                          2005     34.90        35.80        761.21
                                                          2006     35.80        40.52        886.76
                                                          2007     40.52        41.80        769.18
                                                          2008     41.80        25.77        905.98
                                                          2009     25.77        31.88      2,128.35

MFS(R) Research International Division (Class B)......... 2004      9.63        11.03          0.00
                                                          2005     11.03        12.63         78.00
                                                          2006     12.63        15.70        188.05
                                                          2007     15.70        17.48          0.00
                                                          2008     17.48         9.90          0.00
                                                          2009      9.90        12.80          0.00

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     34.63        37.57        720.93
                                                          2005     37.57        37.98      2,111.55
                                                          2006     37.98        41.77      3,022.66
                                                          2007     41.77        42.73      6,662.41
                                                          2008     42.73        32.61     10,151.25
                                                          2009     32.61        37.90      9,731.12

MFS(R) Value Division (Class B).......................... 2004     11.90        12.81          0.00
                                                          2005     12.81        12.38          0.00
                                                          2006     12.38        14.34          0.00
                                                          2007     14.34        13.52          0.00
                                                          2008     13.52         8.81          0.00
                                                          2009      8.81        10.44          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.38        10.88        151.41
                                                          2005     10.88        12.08        784.62
                                                          2006     12.08        14.89        669.32
                                                          2007     14.89        16.17        531.12
                                                          2008     16.17         9.18        665.73
                                                          2009      9.18        11.57      1,172.79

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.20        21.19          0.00
                                                          2005     21.19        23.30          0.00
                                                          2006     23.30        25.46          0.00
                                                          2007     25.46        25.82          0.00
                                                          2008     25.82        13.32          0.00
                                                          2009     13.32        19.34        137.79

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.83         8.48          0.00
                                                          2006      8.48         8.97      1,330.91
                                                          2007      8.97        10.07     13,084.61
                                                          2008     10.07         5.35     10,767.80
                                                          2009      5.35         7.55      7,283.21

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.43       $14.31          0.00
                                                        2005     14.31        16.31          0.00
                                                        2006     16.31        18.65          0.00
                                                        2007     18.65        19.47          0.00
                                                        2008     19.47        11.37          0.00
                                                        2009     11.37        15.62          0.00

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.88        10.96          0.00
                                                        2007     10.96        11.93        249.82
                                                        2008     11.93        10.91     12,891.35
                                                        2009     10.91        12.66     22,705.90

PIMCO Total Return Division (Class B).................. 2004     11.53        11.92          0.00
                                                        2005     11.92        11.98          0.00
                                                        2006     11.98        12.31          0.00
                                                        2007     12.31        13.01          0.00
                                                        2008     13.01        12.83        829.01
                                                        2009     12.83        14.88        915.08

RCM Technology Division (Class B)...................... 2004      4.12         4.28          0.00
                                                        2005      4.28         4.67     12,268.89
                                                        2006      4.67         4.83     12,506.14
                                                        2007      4.83         6.24     12,278.46
                                                        2008      6.24         3.41     12,268.89
                                                        2009      3.41         5.32     12,789.87

Russell 2000(R) Index Division (Class B)............... 2004     13.21        15.09          0.00
                                                        2005     15.09        15.47        159.60
                                                        2006     15.47        17.87        291.07
                                                        2007     17.87        17.26        168.48
                                                        2008     17.26        11.25        507.15
                                                        2009     11.25        13.89        296.58

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.68        11.36          0.00
                                                        2007     11.36        11.79        641.07
                                                        2008     11.79         7.76          0.00
                                                        2009      7.76         9.85          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.49        11.11          0.00
                                                        2007     11.11        11.50          0.00
                                                        2008     11.50         8.47          0.00
                                                        2009      8.47        10.39          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.95        11.84          0.00
                                                        2005     11.84        12.37          0.00
                                                        2006     12.37        13.72          0.00
                                                        2007     13.72        14.72          0.00
                                                        2008     14.72         8.38          0.00
                                                        2009      8.38        11.79          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.20       $ 7.02           0.00
                                                         2005      7.02         7.90           0.00
                                                         2006      7.90         8.24           0.00
                                                         2007      8.24         9.53           0.00
                                                         2008      9.53         5.64           0.00
                                                         2009      5.64         8.06           0.00

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     12.07        12.84           0.00
                                                         2005     12.84        13.97           0.00
                                                         2006     13.97        14.22           0.00
                                                         2007     14.22        15.31           0.00
                                                         2008     15.31         9.58           0.00
                                                         2009      9.58        13.05           0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     18.04        19.08           0.00
                                                         2005     19.08        19.23         366.89
                                                         2006     19.23        19.81         397.25
                                                         2007     19.81        20.19         316.42
                                                         2008     20.19        16.82         902.52
                                                         2009     16.82        21.80         973.25

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.91        15.23         239.72
                                                         2005     15.23        15.18         933.66
                                                         2006     15.18        15.50         916.62
                                                         2007     15.50        15.84         398.04
                                                         2008     15.84        15.48       1,438.15
                                                         2009     15.48        15.84       2,228.64

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.12           0.00
                                                         2006     11.12        12.64           0.00
                                                         2007     12.64        12.82           0.14
                                                         2008     12.82         7.50           0.00
                                                         2009      7.50         9.69           0.00

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.27           0.00
                                                         2006     10.27        10.79       4,443.93
                                                         2007     10.79        11.19       7,507.03
                                                         2008     11.19         9.41      14,440.75
                                                         2009      9.41        11.15       4,435.17

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.49           0.00
                                                         2006     10.49        11.28      68,841.14
                                                         2007     11.28        11.61      11,197.95
                                                         2008     11.61         8.95      44,438.12
                                                         2009      8.95        10.87      39,230.81

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.72       2,546.27
                                                         2006     10.72        11.78      22,134.36
                                                         2007     11.78        12.08     127,479.50
                                                         2008     12.08         8.47      91,170.91
                                                         2009      8.47        10.53     126,156.77

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.94           0.00
                                                     2006     10.94        12.28      46,956.99
                                                     2007     12.28        12.53     113,725.91
                                                     2008     12.53         7.99      73,977.92
                                                     2009      7.99        10.14      76,595.92

At 2.00 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     14.04        14.68           0.00
                                                     2007     14.68        14.87           0.00
                                                     2008     14.87        13.21       1,130.12
                                                     2009     13.21        14.58       1,257.47

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.82        18.75           0.00
                                                     2005     18.75        23.04          42.87
                                                     2006     23.04        28.01          58.25
                                                     2007     28.01        33.34           0.00
                                                     2008     33.34        15.18           0.00
                                                     2009     15.18        24.01         217.56

American Funds Growth Division (Class 2)............ 2004    102.41       112.92           0.00
                                                     2005    112.92       128.61          30.26
                                                     2006    128.61       138.96          46.32
                                                     2007    138.96       153.01           0.00
                                                     2008    153.01        84.02           0.00
                                                     2009     84.02       114.82           0.00

American Funds Growth-Income Division (Class 2)..... 2004     79.70        86.22           0.00
                                                     2005     86.22        89.45          32.66
                                                     2006     89.45       101.01          47.81
                                                     2007    101.01       103.99           0.00
                                                     2008    103.99        63.35         156.59
                                                     2009     63.35        81.49         177.65

--------

/(a)/ Inception date: August 23, 2001
/(b)/ The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
/(c)/ Inception date: May 1, 2004.
/(d)/ Inception date: May 1, 2005.
/(e)/ Inception date: May 1, 2006.
/(f)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
/(g)/ The assets of BlackRock Large Cap Division of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
/(h)/ Inception date: April 30, 2007.
/(i)/ Inception date: April 28, 2008.

/(j)/ The assets of FI Large Cap Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Division of the Metropolitan Fund on May 1, 2009. Accumulation unit values prior to May 1, 2009 are those of the FI Large Cap Division.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses in the Prospectus for more information.
+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A. as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                             MSF BLACKROCK       MSF BLACKROCK   MSF METLIFE STOCK           MSF ARTIO
                                               DIVERSIFIED   AGGRESSIVE GROWTH               INDEX INTERNATIONAL STOCK
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 732,162,543       $ 479,959,884     $ 2,393,365,719       $ 197,026,438
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                            10                 309                  18                  --
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                            732,162,553         479,960,193       2,393,365,737         197,026,438
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                 287                  --                  --
  Due to Metropolitan Life Insurance
     Company                                         1,623               1,809               2,203               2,015
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                             1,623               2,096               2,203               2,015
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 732,160,930       $ 479,958,097     $ 2,393,363,534       $ 197,024,423
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 726,255,144       $ 479,544,351     $ 2,375,113,296       $ 196,573,929
  Net assets from contracts in payout            5,905,786             413,746          18,250,238             450,494
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 732,160,930       $ 479,958,097     $ 2,393,363,534       $ 197,024,423
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                            MSF FI MID CAP   MSF T. ROWE PRICE     MSF OPPENHEIMER
                                             OPPORTUNITIES    SMALL CAP GROWTH       GLOBAL EQUITY       MSF MFS VALUE
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 322,264,352       $ 184,209,878       $ 190,853,464       $ 249,423,622
  Other receivables                                     --                 287                  --                  --
  Due from Metropolitan Life Insurance
     Company                                            18                  --                  14                  --
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                            322,264,370         184,210,165         190,853,478         249,423,622
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                         2,178               2,465               1,494               2,018
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                             2,178               2,465               1,494               2,018
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 322,262,192       $ 184,207,700       $ 190,851,984       $ 249,421,604
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 321,712,689       $ 183,978,153       $ 190,735,061       $ 246,469,874
  Net assets from contracts in payout              549,503             229,547             116,923           2,951,730
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 322,262,192       $ 184,207,700       $ 190,851,984       $ 249,421,604
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

      MSF NEUBERGER                            MSF BARCLAYS
     BERMAN MID CAP   MSF T. ROWE PRICE   CAPITAL AGGREGATE  MSF MORGAN STANLEY    MSF RUSSELL 2000        MSF JENNISON
              VALUE    LARGE CAP GROWTH          BOND INDEX          EAFE INDEX               INDEX              GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 394,083,484       $ 183,763,720       $ 901,724,938       $ 407,184,702       $ 230,208,028        $ 48,021,262
                 --                  --                  --                  --                  --                  --
                 20                   7                  --                  23                  15                   2
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        394,083,504         183,763,727         901,724,938         407,184,725         230,208,043          48,021,264
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              1,991               2,225               1,719               2,161               2,145               2,170
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              1,991               2,225               1,719               2,161               2,145               2,170
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 394,081,513       $ 183,761,502       $ 901,723,219       $ 407,182,564       $ 230,205,898        $ 48,019,094
=================== =================== =================== =================== =================== ===================
      $ 393,797,786       $ 179,091,471       $ 899,495,021       $ 406,853,859       $ 229,969,699        $ 47,816,469
            283,727           4,670,031           2,228,198             328,705             236,199             202,625
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 394,081,513       $ 183,761,502       $ 901,723,219       $ 407,182,564       $ 230,205,898        $ 48,019,094
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                             MSF BLACKROCK         MSF METLIFE   MSF LOOMIS SAYLES       MSF BLACKROCK
                                           STRATEGIC VALUE MID CAP STOCK INDEX    SMALL CAP GROWTH     LARGE CAP VALUE
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 265,458,554       $ 319,744,236        $ 36,178,746       $ 171,713,592
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                            16                  19                  --                  22
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                            265,458,570         319,744,255          36,178,746         171,713,614
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                         1,981               2,298               2,256               2,237
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                             1,981               2,298               2,256               2,237
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 265,456,589       $ 319,741,957        $ 36,176,490       $ 171,711,377
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 265,103,042       $ 319,431,836        $ 36,120,802       $ 171,674,192
  Net assets from contracts in payout              353,547             310,121              55,688              37,185
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 265,456,589       $ 319,741,957        $ 36,176,490       $ 171,711,377
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                                                      MSF WESTERN ASSET
                                                                                                             MANAGEMENT
      MSF BLACKROCK       MSF BLACKROCK   MSF DAVIS VENTURE   MSF LOOMIS SAYLES     MSF MET/ARTISAN      STRATEGIC BOND
        BOND INCOME        MONEY MARKET               VALUE      SMALL CAP CORE       MID CAP VALUE       OPPORTUNITIES
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 442,135,454        $ 78,482,153       $ 500,254,941       $ 134,571,883       $ 210,522,834       $ 251,256,127
                 --                   1                  --                  --                  --                  --
                189                  --                  21                  22                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        442,135,643          78,482,154         500,254,962         134,571,905         210,522,834         251,256,127
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              2,128               1,619               1,817               2,183               2,312               1,757
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              2,128               1,619               1,817               2,183               2,312               1,757
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 442,133,515        $ 78,480,535       $ 500,253,145       $ 134,569,722       $ 210,520,522       $ 251,254,370
=================== =================== =================== =================== =================== ===================
      $ 438,611,066        $ 77,764,118       $ 498,316,879       $ 133,976,459       $ 209,868,058       $ 250,372,294
          3,522,449             716,417           1,936,266             593,263             652,464             882,076
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 442,133,515        $ 78,480,535       $ 500,253,145       $ 134,569,722       $ 210,520,522       $ 251,254,370
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MSF WESTERN ASSET                                               MSF BLACKROCK
                                                MANAGEMENT        MSF FI VALUE       MSF MFS TOTAL    LEGACY LARGE CAP
                                           U.S. GOVERNMENT             LEADERS              RETURN              GROWTH
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 216,672,143        $ 69,069,900       $ 133,693,912       $ 114,585,764
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                            --                 146                  33                  42
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                            216,672,143          69,070,046         133,693,945         114,585,806
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                         2,184               2,120               1,489               1,785
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                             2,184               2,120               1,489               1,785
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 216,669,959        $ 69,067,926       $ 133,692,456       $ 114,584,021
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 216,270,886        $ 68,638,751       $ 131,377,806       $ 113,860,654
  Net assets from contracts in payout              399,073             429,175           2,314,650             723,367
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 216,669,959        $ 69,067,926       $ 133,692,456       $ 114,584,021
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

        MSF METLIFE         MSF METLIFE                               MSF METLIFE                       MSF MET/DIMENSIONAL
       CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO           MSF METLIFE       INTERNATIONAL
         ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION       SMALL COMPANY
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- --------------------- -------------------
      $ 295,308,283       $ 811,435,214     $ 2,125,105,994       $ 1,456,361,225          $ 82,883,762         $ 1,087,656
                 --                  --                  --                    --                    --                  --
                 --                   3                  --                    --                     2                   1
------------------- ------------------- ------------------- --------------------- --------------------- -------------------
        295,308,283         811,435,217       2,125,105,994         1,456,361,225            82,883,764           1,087,657
------------------- ------------------- ------------------- --------------------- --------------------- -------------------
                 --                  --                  --                    --                    --                  --
              1,338               1,171               1,139                   920                 1,249                 378
------------------- ------------------- ------------------- --------------------- --------------------- -------------------
              1,338               1,171               1,139                   920                 1,249                 378
------------------- ------------------- ------------------- --------------------- --------------------- -------------------
      $ 295,306,945       $ 811,434,046     $ 2,125,104,855       $ 1,456,360,305          $ 82,882,515         $ 1,087,279
=================== =================== =================== ===================== ===================== ===================
      $ 295,296,580       $ 811,071,121     $ 2,124,315,962       $ 1,453,219,828          $ 81,373,653         $ 1,087,279
             10,365             362,925             788,893             3,140,477             1,508,862                  --
------------------- ------------------- ------------------- --------------------- --------------------- -------------------
      $ 295,306,945       $ 811,434,046     $ 2,125,104,855       $ 1,456,360,305          $ 82,882,515         $ 1,087,279
=================== =================== =================== ===================== ===================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        MSF VAN ECK GLOBAL          MSF ZENITH  FIDELITY VIP MONEY        FIDELITY VIP
                                         NATURAL RESOURCES              EQUITY              MARKET       EQUITY-INCOME
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                    $ 5,614,235        $ 85,598,501        $ 15,639,430        $ 88,951,758
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                             2                  --                  --                   5
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                              5,614,237          85,598,501          15,639,430          88,951,763
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                           311                 135                 100                 148
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                               311                 135                 100                 148
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                     $ 5,613,926        $ 85,598,366        $ 15,639,330        $ 88,951,615
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 5,613,926        $ 80,854,462        $ 15,639,330        $ 87,962,344
  Net assets from contracts in payout                   --           4,743,904                  --             989,271
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                        $ 5,613,926        $ 85,598,366        $ 15,639,330        $ 88,951,615
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                           FIDELITY VIP
                       INVESTMENT GRADE        FIDELITY VIP      CALVERT SOCIAL      CALVERT SOCIAL    MIST LORD ABBETT
FIDELITY VIP GROWTH                BOND   FUNDS MANAGER 60%            BALANCED      MID CAP GROWTH      BOND DEBENTURE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 78,686,994        $ 21,659,060           $ 249,025        $ 47,408,637         $ 9,388,641       $ 257,212,243
                 --                  --                  --                  --                  --                  --
                  7                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         78,687,001          21,659,060             249,025          47,408,637           9,388,641         257,212,243
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                 --                  29                  83                 588                  34               2,278
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  29                  83                 588                  34               2,278
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 78,687,001        $ 21,659,031           $ 248,942        $ 47,408,049         $ 9,388,607       $ 257,209,965
=================== =================== =================== =================== =================== ===================
       $ 78,687,001        $ 21,659,031           $ 248,942        $ 47,408,049         $ 9,388,607       $ 256,934,524
                 --                  --                  --                  --                  --             275,441
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 78,687,001        $ 21,659,031           $ 248,942        $ 47,408,049         $ 9,388,607       $ 257,209,965
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MIST MFS RESEARCH  MIST T. ROWE PRICE    MIST PIMCO TOTAL            MIST RCM
                                             INTERNATIONAL      MID CAP GROWTH              RETURN          TECHNOLOGY
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 245,595,363       $ 191,896,760       $ 745,983,315       $ 114,452,754
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                             3                   5                  --                  --
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                            245,595,366         191,896,765         745,983,315         114,452,754
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                         2,398               2,355               1,677               2,255
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                             2,398               2,355               1,677               2,255
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 245,592,968       $ 191,894,410       $ 745,981,638       $ 114,450,499
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 244,969,248       $ 191,745,390       $ 745,432,824       $ 114,438,542
  Net assets from contracts in payout              623,720             149,020             548,814              11,957
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 245,592,968       $ 191,894,410       $ 745,981,638       $ 114,450,499
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                MIST HARRIS                          MIST LEGG MASON
        MIST LAZARD        MIST MET/AIM             OAKMARK     MIST OPPENHEIMER PARTNERS AGGRESSIVE   MIST THIRD AVENUE
            MID CAP    SMALL CAP GROWTH       INTERNATIONAL CAPITAL APPRECIATION              GROWTH     SMALL CAP VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
       $ 49,809,107        $ 30,771,142       $ 304,864,671         $ 38,122,086        $ 21,070,032         $ 7,743,833
                 --                  --                  --                   --                  --                  --
                  4                  34                  17                   --                  --                  --
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
         49,809,111          30,771,176         304,864,688           38,122,086          21,070,032           7,743,833
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
                 --                  --                  --                   --                  --                  --
              2,081               2,269               2,351                1,683               1,740                 320
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
              2,081               2,269               2,351                1,683               1,740                 320
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
       $ 49,807,030        $ 30,768,907       $ 304,862,337         $ 38,120,403        $ 21,068,292         $ 7,743,513
=================== =================== =================== ==================== =================== ===================
       $ 49,757,691        $ 30,751,844       $ 304,644,117         $ 38,115,007        $ 21,065,185         $ 7,743,513
             49,339              17,063             218,220                5,396               3,107                  --
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
       $ 49,807,030        $ 30,768,907       $ 304,862,337         $ 38,120,403        $ 21,068,292         $ 7,743,513
=================== =================== =================== ==================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MIST CLARION GLOBAL     MIST LEGG MASON    MIST SSGA GROWTH    MIST SSGA GROWTH
                                               REAL ESTATE        VALUE EQUITY                 ETF      AND INCOME ETF
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 201,671,125        $ 22,709,035        $ 54,666,658       $ 182,596,429
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                            --                   1                   1                  --
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                            201,671,125          22,709,036          54,666,659         182,596,429
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                         1,712               1,546               1,089               1,133
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                             1,712               1,546               1,089               1,133
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 201,669,413        $ 22,707,490        $ 54,665,570       $ 182,595,296
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 201,543,035        $ 22,704,653        $ 54,665,570       $ 182,514,739
  Net assets from contracts in payout              126,378               2,837                  --              80,557
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 201,669,413        $ 22,707,490        $ 54,665,570       $ 182,595,296
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

         MIST PIMCO                                                                                       MIST AMERICAN
INFLATION PROTECTED                          MIST BLACKROCK                                              FUNDS BALANCED
               BOND    MIST JANUS FORTY      LARGE CAP CORE          VARIABLE B          VARIABLE C          ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 322,662,428       $ 309,366,311       $ 639,221,800        $ 15,078,294         $ 1,044,708       $ 269,082,158
                 --                  --                  --                  --                  --                  --
                 --                  85                  17                  --                  17                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        322,662,428         309,366,396         639,221,817          15,078,294           1,044,725         269,082,158
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              1,418               1,586               2,274                  --                   7               1,257
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              1,418               1,586               2,274                  --                   7               1,257
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 322,661,010       $ 309,364,810       $ 639,219,543        $ 15,078,294         $ 1,044,718       $ 269,080,901
=================== =================== =================== =================== =================== ===================
      $ 322,319,234       $ 309,305,609       $ 635,114,072        $ 14,714,019         $ 1,044,718       $ 269,069,657
            341,776              59,201           4,105,471             364,275                  --              11,244
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 322,661,010       $ 309,364,810       $ 639,219,543        $ 15,078,294         $ 1,044,718       $ 269,080,901
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                             MIST AMERICAN                           MIST AMERICAN
                                              FUNDS GROWTH       MIST AMERICAN      FUNDS MODERATE       MIST AMERICAN
                                                ALLOCATION        FUNDS GROWTH          ALLOCATION          FUNDS BOND
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 276,546,359        $ 64,876,354       $ 431,333,117        $ 19,704,739
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                            --                   3                  --                  --
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                            276,546,359          64,876,357         431,333,117          19,704,739
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                         1,018                 343               1,024                 435
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                             1,018                 343               1,024                 435
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 276,545,341        $ 64,876,014       $ 431,332,093        $ 19,704,304
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 276,534,694        $ 64,876,014       $ 431,262,442        $ 19,691,476
  Net assets from contracts in payout               10,647                  --              69,651              12,828
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 276,545,341        $ 64,876,014       $ 431,332,093        $ 19,704,304
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                              MIST MET/FRANKLIN                      MIST MET/TEMPLETON
 MIST MET/TEMPLETON   MIST MET/FRANKLIN   MIST MET/FRANKLIN  TEMPLETON FOUNDING         MIST DREMAN       INTERNATIONAL
             GROWTH              INCOME       MUTUAL SHARES            STRATEGY     SMALL CAP VALUE           BOND FUND
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 9,592,394        $ 27,161,925        $ 17,829,957        $ 50,294,068         $ 2,993,205           $ 699,527
                 --                  --                  --                  --                  --                  --
                 --                  --                  --                  --                   4                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          9,592,394          27,161,925          17,829,957          50,294,068           2,993,209             699,527
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              1,037               1,109               1,136               1,428                 375                 216
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              1,037               1,109               1,136               1,428                 375                 216
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 9,591,357        $ 27,160,816        $ 17,828,821        $ 50,292,640         $ 2,992,834           $ 699,311
=================== =================== =================== =================== =================== ===================
        $ 9,591,357        $ 27,160,816        $ 17,828,821        $ 50,292,640         $ 2,992,834           $ 699,311
                 --                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 9,591,357        $ 27,160,816        $ 17,828,821        $ 50,292,640         $ 2,992,834           $ 699,311
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                                      MIST MFS
                                        MIST LOOMIS SAYLES    EMERGING MARKETS        MIST PIONEER      AMERICAN FUNDS
                                            GLOBAL MARKETS              EQUITY    STRATEGIC INCOME              GROWTH
                                       INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                       ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                    $ 3,026,269         $ 9,548,041         $ 7,427,339     $ 1,020,276,795
  Other receivables                                     --                  --                  --                  --
  Due from Metropolitan Life Insurance
     Company                                            --                  --                  --                 103
                                       ------------------- ------------------- ------------------- -------------------
       Total Assets                              3,026,269           9,548,041           7,427,339       1,020,276,898
                                       ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                        --                  --                  --                  --
  Due to Metropolitan Life Insurance
     Company                                           379                 374                 422               1,825
                                       ------------------- ------------------- ------------------- -------------------
       Total Liabilities                               379                 374                 422               1,825
                                       ------------------- ------------------- ------------------- -------------------
NET ASSETS                                     $ 3,025,890         $ 9,547,667         $ 7,426,917     $ 1,020,275,073
                                       =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 3,025,890         $ 9,547,667         $ 7,426,917     $ 1,019,692,521
  Net assets from contracts in payout                   --                  --                  --             582,552
                                       ------------------- ------------------- ------------------- -------------------
       Total Net Assets                        $ 3,025,890         $ 9,547,667         $ 7,426,917     $ 1,020,275,073
                                       =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                         AMERICAN FUNDS
     AMERICAN FUNDS        GLOBAL SMALL      AMERICAN FUNDS
      GROWTH-INCOME      CAPITALIZATION                BOND
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- -------------------
      $ 664,726,978       $ 528,418,872       $ 146,077,961
                 --                  --                  --
                 16                  --                  --
------------------- ------------------- -------------------
        664,726,994         528,418,872         146,077,961
------------------- ------------------- -------------------
                 --                  --                  --
              2,242               2,374               1,880
------------------- ------------------- -------------------
              2,242               2,374               1,880
------------------- ------------------- -------------------
      $ 664,724,752       $ 528,416,498       $ 146,076,081
=================== =================== ===================
      $ 664,362,866       $ 528,143,520       $ 145,784,054
            361,886             272,978             292,027
------------------- ------------------- -------------------
      $ 664,724,752       $ 528,416,498       $ 146,076,081
=================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MSF BLACKROCK        MSF BLACKROCK    MSF METLIFE STOCK            MSF ARTIO
                                                    DIVERSIFIED    AGGRESSIVE GROWTH                INDEX  INTERNATIONAL STOCK
                                            INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                            -------------------- -------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                    $ 35,502,858            $ 697,292         $ 54,391,318          $ 1,038,325
                                            -------------------- -------------------- -------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       7,292,330            4,071,234           21,578,734            1,791,521
      Administrative charges                          1,429,773              820,040            4,501,736              385,774
                                            -------------------- -------------------- -------------------- ----------------------
        Total expenses                                8,722,103            4,891,274           26,080,470            2,177,295
                                            -------------------- -------------------- -------------------- ----------------------
           Net investment income (loss)              26,780,755           (4,193,982)          28,310,848           (1,138,970)
                                            -------------------- -------------------- -------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                   --           42,299,097                   --
      Realized gains (losses) on sale of
        investments                                 (27,295,399)          (9,197,969)         (78,639,556)         (10,263,412)
                                            -------------------- -------------------- -------------------- ----------------------
           Net realized gains (losses)              (27,295,399)          (9,197,969)         (36,340,459)         (10,263,412)
                                            -------------------- -------------------- -------------------- ----------------------
      Change in unrealized gains (losses)
        on investments                              101,265,748          169,707,893          486,063,480           45,278,055
                                            -------------------- -------------------- -------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                  73,970,349          160,509,924          449,723,021           35,014,643
                                            -------------------- -------------------- -------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 100,751,104        $ 156,315,942        $ 478,033,869         $ 33,875,673
                                            ==================== ==================== ==================== ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                          MSF NEUBERGER
     MSF FI MID CAP    MSF T. ROWE PRICE      MSF OPPENHEIMER                            BERMAN MID CAP    MSF T. ROWE PRICE
      OPPORTUNITIES     SMALL CAP GROWTH        GLOBAL EQUITY        MSF MFS VALUE                VALUE     LARGE CAP GROWTH
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
        $ 4,123,022            $ 410,704          $ 3,752,523                 $ --          $ 4,475,425            $ 744,612
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
          2,828,385            1,538,715            1,588,288            2,290,552            3,359,420            1,621,783
            584,879              323,542              338,676              489,865              733,443              339,067
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
          3,413,264            1,862,257            1,926,964            2,780,417            4,092,863            1,960,850
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
            709,758           (1,451,553)           1,825,559           (2,780,417)             382,562           (1,216,238)
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
                 --            4,072,910                   --                   --               99,870                   --
        (22,556,190)          (4,356,363)          (4,216,408)         (11,256,625)         (20,802,008)          (3,596,843)
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
        (22,556,190)            (283,453)          (4,216,408)         (11,256,625)         (20,702,138)          (3,596,843)
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
        101,464,282           51,263,981           53,877,760           53,060,597          144,169,753           59,051,044
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
         78,908,092           50,980,528           49,661,352           41,803,972          123,467,615           55,454,201
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
       $ 79,617,850         $ 49,528,975         $ 51,486,911         $ 39,023,555        $ 123,850,177         $ 54,237,963
==================== ==================== ==================== ==================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                   MSF BARCLAYS
                                              CAPITAL AGGREGATE   MSF MORGAN STANLEY     MSF RUSSELL 2000         MSF JENNISON
                                                     BOND INDEX           EAFE INDEX                INDEX               GROWTH
                                            INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                            -------------------- -------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                    $ 44,331,419         $ 14,060,067          $ 3,677,877             $ 29,078
                                            -------------------- -------------------- -------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       8,532,353            3,631,709            2,022,832              369,981
      Administrative charges                          1,867,635              797,312              438,315               78,895
                                            -------------------- -------------------- -------------------- ----------------------
        Total expenses                               10,399,988            4,429,021            2,461,147              448,876
                                            -------------------- -------------------- -------------------- ----------------------
           Net investment income (loss)              33,931,431            9,631,046            1,216,730             (419,798)
                                            -------------------- -------------------- -------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --            2,396,981            5,405,376                   --
      Realized gains (losses) on sale of
        investments                                   1,796,548           (6,105,490)         (10,268,196)            (919,614)
                                            -------------------- -------------------- -------------------- ----------------------
           Net realized gains (losses)                1,796,548           (3,708,509)          (4,862,820)            (919,614)
                                            -------------------- -------------------- -------------------- ----------------------
      Change in unrealized gains (losses)
        on investments                               (7,818,868)          81,435,195           49,220,895           13,192,486
                                            -------------------- -------------------- -------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                  (6,022,320)          77,726,686           44,358,075           12,272,872
                                            -------------------- -------------------- -------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations                  $ 27,909,111         $ 87,357,732         $ 45,574,805         $ 11,853,074
                                            ==================== ==================== ==================== ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      MSF BLACKROCK          MSF METLIFE    MSF LOOMIS SAYLES        MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
    STRATEGIC VALUE  MID CAP STOCK INDEX     SMALL CAP GROWTH      LARGE CAP VALUE          BOND INCOME         MONEY MARKET
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
        $ 2,433,293          $ 4,330,246                 $ --          $ 1,980,512         $ 28,512,623            $ 291,313
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
          2,561,685            2,769,210              318,099            1,564,650            4,411,212            1,008,425
            551,280              607,813               70,144              353,657              980,881              251,171
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
          3,112,965            3,377,023              388,243            1,918,307            5,392,093            1,259,596
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
           (679,672)             953,223             (388,243)              62,205           23,120,530             (968,283)
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
                 --           10,427,847                   --                   --                   --                   --
        (28,439,173)          (9,450,916)          (2,489,658)          (7,482,611)          (3,553,898)                  --
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
        (28,439,173)             976,931           (2,489,658)          (7,482,611)          (3,553,898)                  --
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
         55,913,071           81,009,279           10,863,194           24,143,280           11,966,595                   --
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
         27,473,898           81,986,210            8,373,536           16,660,669            8,412,697                   --
-------------------- -------------------- -------------------- -------------------- -------------------- ----------------------
       $ 26,794,226         $ 82,939,433          $ 7,985,293         $ 16,722,874         $ 31,533,227           $ (968,283)
==================== ==================== ==================== ==================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                               MSF WESTERN ASSET
                                                                                                                      MANAGEMENT
                                              MSF DAVIS VENTURE    MSF LOOMIS SAYLES      MSF MET/ARTISAN         STRATEGIC BOND
                                                          VALUE       SMALL CAP CORE        MID CAP VALUE          OPPORTUNITIES
                                            INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION
                                            -------------------- -------------------- ---------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                     $ 5,494,920            $ 133,018          $ 1,759,779           $ 14,342,325
                                            -------------------- -------------------- ---------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       4,268,103            1,165,128            1,875,773              2,366,830
      Administrative charges                          1,008,040              286,959              425,901                539,017
                                            -------------------- -------------------- ---------------------- ----------------------
        Total expenses                                5,276,143            1,452,087            2,301,674              2,905,847
                                            -------------------- -------------------- ---------------------- ----------------------
           Net investment income (loss)                 218,777           (1,319,069)            (541,895)            11,436,478
                                            -------------------- -------------------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                   --                   --              6,493,006
      Realized gains (losses) on sale of
        investments                                  (8,155,901)          (6,979,260)         (22,113,686)            (5,159,962)
                                            -------------------- -------------------- ---------------------- ----------------------
           Net realized gains (losses)               (8,155,901)          (6,979,260)         (22,113,686)             1,333,044
                                            -------------------- -------------------- ---------------------- ----------------------
      Change in unrealized gains (losses)
        on investments                              121,363,847           38,235,027           83,024,516             45,138,520
                                            -------------------- -------------------- ---------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 113,207,946           31,255,767           60,910,830             46,471,564
                                            -------------------- -------------------- ---------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 113,426,723         $ 29,936,698         $ 60,368,935           $ 57,908,042
                                            ==================== ==================== ====================== ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  MSF WESTERN ASSET                                                  MSF BLACKROCK            MSF METLIFE            MSF METLIFE
         MANAGEMENT         MSF FI VALUE        MSF MFS TOTAL     LEGACY LARGE CAP           CONSERVATIVE        CONSERVATIVE TO
    U.S. GOVERNMENT              LEADERS               RETURN               GROWTH             ALLOCATION    MODERATE ALLOCATION
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
        $ 8,518,184          $ 1,619,011          $ 4,997,913            $ 350,562            $ 6,495,364           $ 19,340,587
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
          2,134,331              649,663            1,157,836              955,302              2,351,478              6,806,215
            483,650              160,637              312,605              248,509                538,563              1,565,876
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
          2,617,981              810,300            1,470,441            1,203,811              2,890,041              8,372,091
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
          5,900,203              808,711            3,527,472             (853,249)             3,605,323             10,968,496
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
                 --                   --                   --                   --              1,308,416              4,347,716
           (684,005)          (6,842,506)          (5,005,906)          (2,616,964)            (1,243,919)            (3,555,511)
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
           (684,005)          (6,842,506)          (5,005,906)          (2,616,964)                64,497                792,205
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
            416,911           17,819,485           20,542,973           32,027,030             35,107,624            120,163,789
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
           (267,094)          10,976,979           15,537,067           29,410,066             35,172,121            120,955,994
-------------------- -------------------- -------------------- ---------------------- ---------------------- ----------------------
        $ 5,633,109         $ 11,785,690         $ 19,064,539         $ 28,556,817           $ 38,777,444          $ 131,924,490
==================== ==================== ==================== ====================== ====================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                               MSF
                                                                         MSF METLIFE                               MET/DIMENSIONAL
                                                  MSF METLIFE            MODERATE TO           MSF METLIFE           INTERNATIONAL
                                          MODERATE ALLOCATION  AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION           SMALL COMPANY
                                          INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION (c)
                                          -------------------- --------------------- --------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                  $ 42,557,885           $ 29,558,123           $ 1,382,650                    $ --
                                          -------------------- --------------------- --------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                    16,604,854             12,607,234               660,403                   3,651
      Administrative charges                        3,871,856              2,932,966               158,027                     917
                                          -------------------- --------------------- --------------------- ------------------------
        Total expenses                             20,476,710             15,540,200               818,430                   4,568
                                          -------------------- --------------------- --------------------- ------------------------
           Net investment income (loss)            22,081,175             14,017,923               564,220                  (4,568)
                                          -------------------- --------------------- --------------------- ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                  22,320,580             16,095,720               109,664                      --
      Realized gains (losses) on sale of
        investments                                (5,015,749)           (10,085,554)           (3,968,556)                 10,224
                                          -------------------- --------------------- --------------------- ------------------------
           Net realized gains (losses)             17,304,831              6,010,166            (3,858,892)                 10,224
                                          -------------------- --------------------- --------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                            332,438,949            292,333,518            21,549,168                 104,460
                                          -------------------- --------------------- --------------------- ------------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               349,743,780            298,343,684            17,690,276                 114,684
                                          -------------------- --------------------- --------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 371,824,955          $ 312,361,607          $ 18,254,496               $ 110,116
                                          ==================== ===================== ===================== ========================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                                    FIDELITY VIP
     MSF VAN ECK GLOBAL           MSF ZENITH   FIDELITY VIP MONEY         FIDELITY VIP                          INVESTMENT GRADE
      NATURAL RESOURCES               EQUITY               MARKET        EQUITY-INCOME  FIDELITY VIP GROWTH                 BOND
INVESTMENT DIVISION (a)  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                   $ --          $ 4,571,041            $ 110,723          $ 1,776,203            $ 307,811          $ 1,667,898
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                 13,824              737,091              114,442              614,790              507,138              141,096
                  3,368              310,360               30,734              192,695              136,287               37,898
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                 17,192            1,047,451              145,176              807,485              643,425              178,994
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                (17,192)           3,523,590              (34,453)             968,718             (335,614)           1,488,904
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                     --           11,306,907                   --                   --               60,314               77,478
                    943           (7,670,459)                  --           (7,011,086)          (3,418,797)             (74,186)
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                    943            3,636,448                   --           (7,011,086)          (3,358,483)               3,292
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                464,183           12,585,843                   --           25,959,374           20,637,757            1,051,355
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
                465,126           16,222,291                   --           18,948,288           17,279,274            1,054,647
------------------------ -------------------- -------------------- -------------------- -------------------- ----------------------
              $ 447,934         $ 19,745,881            $ (34,453)        $ 19,917,006         $ 16,943,660          $ 2,543,551
======================== ==================== ==================== ==================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                       FIDELITY VIP       CALVERT SOCIAL       CALVERT SOCIAL     MIST LORD ABBETT
                                                  FUNDS MANAGER 60%             BALANCED       MID CAP GROWTH       BOND DEBENTURE
                                            INVESTMENT DIVISION (b)  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                            ------------------------ -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                             $ 2,236            $ 934,847                 $ --         $ 15,182,135
                                            ------------------------ -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                                  83              400,981               58,412            2,265,888
      Administrative charges                                     --               86,558               15,676              503,001
                                            ------------------------ -------------------- -------------------- --------------------
        Total expenses                                           83              487,539               74,088            2,768,889
                                            ------------------------ -------------------- -------------------- --------------------
           Net investment income (loss)                       2,153              447,308              (74,088)          12,413,246
                                            ------------------------ -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                               200                   --                   --                   --
      Realized gains (losses) on sale of
        investments                                              --           (1,511,050)            (103,621)          (2,595,113)
                                            ------------------------ -------------------- -------------------- --------------------
           Net realized gains (losses)                          200           (1,511,050)            (103,621)          (2,595,113)
                                            ------------------------ -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments                                       (3,414)          10,250,596            2,401,762           53,501,077
                                            ------------------------ -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                          (3,214)           8,739,546            2,298,141           50,905,964
                                            ------------------------ -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                          $ (1,061)         $ 9,186,854          $ 2,224,053         $ 63,319,210
                                            ======================== ==================== ==================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  MIST MFS RESEARCH   MIST T. ROWE PRICE     MIST PIMCO TOTAL             MIST RCM          MIST LAZARD           MIST MET/AIM
      INTERNATIONAL       MID CAP GROWTH               RETURN           TECHNOLOGY              MID CAP       SMALL CAP GROWTH
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
        $ 6,471,025                 $ --         $ 40,194,660                 $ --            $ 481,306                   $ --
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
          2,076,478            1,576,530            6,272,318              852,281              434,557                257,643
            498,461              351,319            1,419,634              184,109               97,091                 57,085
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
          2,574,939            1,927,849            7,691,952            1,036,390              531,648                314,728
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
          3,896,086           (1,927,849)          32,502,708           (1,036,390)             (50,342)              (314,728)
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
                 --                   --           23,252,835                   --                   --                     --
        (15,063,208)          (7,327,964)             (23,893)          (5,709,756)          (3,827,519)            (1,472,153)
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
        (15,063,208)          (7,327,964)          23,228,942           (5,709,756)          (3,827,519)            (1,472,153)
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
         67,514,057           63,017,056           32,277,919           42,629,160           16,677,875              8,624,222
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
         52,450,849           55,689,092           55,506,861           36,919,404           12,850,356              7,152,069
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
       $ 56,346,935         $ 53,761,243         $ 88,009,569         $ 35,883,014         $ 12,800,014            $ 6,837,341
==================== ==================== ==================== ==================== ====================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                    MIST HARRIS                            MIST LEGG MASON
                                                        OAKMARK      MIST OPPENHEIMER  PARTNERS AGGRESSIVE    MIST THIRD AVENUE
                                                  INTERNATIONAL  CAPITAL APPRECIATION               GROWTH      SMALL CAP VALUE
                                            INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                            -------------------- --------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                    $ 16,034,717                  $ --             $ 10,548             $ 68,413
                                            -------------------- --------------------- -------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       2,308,258               298,540              184,413               55,977
      Administrative charges                            520,370                66,165               39,882               15,240
                                            -------------------- --------------------- -------------------- ----------------------
        Total expenses                                2,828,628               364,705              224,295               71,217
                                            -------------------- --------------------- -------------------- ----------------------
           Net investment income (loss)              13,206,089              (364,705)            (213,747)              (2,804)
                                            -------------------- --------------------- -------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                    --                   --               63,495
      Realized gains (losses) on sale of
        investments                                 (13,872,934)           (2,231,334)          (1,601,836)            (111,619)
                                            -------------------- --------------------- -------------------- ----------------------
           Net realized gains (losses)              (13,872,934)           (2,231,334)          (1,601,836)             (48,124)
                                            -------------------- --------------------- -------------------- ----------------------
      Change in unrealized gains (losses)
        on investments                               93,466,520            12,376,850            6,788,291            1,578,309
                                            -------------------- --------------------- -------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                  79,593,586            10,145,516            5,186,455            1,530,185
                                            -------------------- --------------------- -------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations                  $ 92,799,675           $ 9,780,811          $ 4,972,708          $ 1,527,381
                                            ==================== ===================== ==================== ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                             MIST PIMCO
MIST CLARION GLOBAL      MIST LEGG MASON     MIST SSGA GROWTH     MIST SSGA GROWTH  INFLATION PROTECTED
        REAL ESTATE         VALUE EQUITY                  ETF       AND INCOME ETF                 BOND       MIST JANUS FORTY
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
        $ 5,391,790            $ 272,254            $ 284,824            $ 721,582          $ 8,065,691                   $ --
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
          1,763,760              189,127              288,108              752,454            2,624,617              2,322,184
            394,313               41,192               68,978              178,139              593,337                526,044
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
          2,158,073              230,319              357,086              930,593            3,217,954              2,848,228
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
          3,233,717               41,935              (72,262)            (209,011)           4,847,737             (2,848,228)
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
                 --                   --                   --                   --                   --                     --
        (18,040,091)          (3,211,469)             (61,526)            (131,935)            (852,318)            (4,845,413)
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
        (18,040,091)          (3,211,469)             (61,526)            (131,935)            (852,318)            (4,845,413)
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
         66,807,201            8,675,121            8,773,495           18,801,405           31,700,720             80,966,696
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
         48,767,110            5,463,652            8,711,969           18,669,470           30,848,402             76,121,283
-------------------- -------------------- -------------------- -------------------- ---------------------- ----------------------
       $ 52,000,827          $ 5,505,587          $ 8,639,707         $ 18,460,459         $ 35,696,139           $ 73,273,055
==================== ==================== ==================== ==================== ====================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                 MIST AMERICAN
                                                 MIST BLACKROCK                                                 FUNDS BALANCED
                                                 LARGE CAP CORE           VARIABLE B           VARIABLE C           ALLOCATION
                                            INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                            -------------------- -------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                     $ 9,164,168            $ 237,914             $ 16,788                 $ --
                                            -------------------- -------------------- -------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       5,548,679              131,861                2,427            1,537,997
      Administrative charges                          1,172,660                   --                   --              359,605
                                            -------------------- -------------------- -------------------- ----------------------
        Total expenses                                6,721,339              131,861                2,427            1,897,602
                                            -------------------- -------------------- -------------------- ----------------------
           Net investment income (loss)               2,442,829              106,053               14,361           (1,897,602)
                                            -------------------- -------------------- -------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                   --                   --                   --
      Realized gains (losses) on sale of
        investments                                 (44,987,183)          (1,250,818)            (208,847)            (402,420)
                                            -------------------- -------------------- -------------------- ----------------------
           Net realized gains (losses)              (44,987,183)          (1,250,818)            (208,847)            (402,420)
                                            -------------------- -------------------- -------------------- ----------------------
      Change in unrealized gains (losses)
        on investments                              139,465,150            3,651,500              358,311           40,665,645
                                            -------------------- -------------------- -------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                  94,477,967            2,400,682              149,464           40,263,225
                                            -------------------- -------------------- -------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations                  $ 96,920,796          $ 2,506,735            $ 163,825         $ 38,365,623
                                            ==================== ==================== ==================== ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      MIST AMERICAN                                 MIST AMERICAN
       FUNDS GROWTH            MIST AMERICAN       FUNDS MODERATE            MIST AMERICAN   MIST MET/TEMPLETON    MIST MET/FRANKLIN
         ALLOCATION             FUNDS GROWTH           ALLOCATION               FUNDS BOND               GROWTH               INCOME
INVESTMENT DIVISION  INVESTMENT DIVISION (c)  INVESTMENT DIVISION  INVESTMENT DIVISION (c)  INVESTMENT DIVISION  INVESTMENT DIVISION
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
               $ 24                     $ --                 $ --                     $ --              $ 1,145                $ --
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
          2,080,160                  213,122            2,663,478                   59,337               56,487             176,611
            482,281                   52,555              635,690                   14,195               13,405              40,549
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
          2,562,441                  265,677            3,299,168                   73,532               69,892             217,160
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
         (2,562,417)                (265,677)          (3,299,168)                 (73,532)             (68,747)           (217,160)
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
                 --                       --                   --                       --                   --                  --
            231,324                       14             (100,829)                   2,321               70,236              20,230
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
            231,324                       14             (100,829)                   2,321               70,236              20,230
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
         63,675,843                7,000,295           58,690,180                  457,696            1,775,371           4,472,066
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
         63,907,167                7,000,309           58,589,351                  460,017            1,845,607           4,492,296
-------------------- ------------------------ -------------------- ------------------------ -------------------- -------------------
       $ 61,344,750              $ 6,734,632         $ 55,290,183                $ 386,485          $ 1,776,860         $ 4,275,136
==================== ======================== ==================== ======================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                 MIST MET/FRANKLIN                              MIST MET/TEMPLETON
                                             MIST MET/FRANKLIN  TEMPLETON FOUNDING             MIST DREMAN           INTERNATIONAL
                                                 MUTUAL SHARES            STRATEGY         SMALL CAP VALUE               BOND FUND
                                           INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (c) INVESTMENT DIVISION (a)
                                           ------------------- ------------------- ----------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                           $ --                $ --                 $ 2,249                    $ --
                                           ------------------- ------------------- ----------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                        108,807             374,824                  10,365                   1,459
      Administrative charges                            25,650              88,295                   2,504                     352
                                           ------------------- ------------------- ----------------------- -----------------------
        Total expenses                                 134,457             463,119                  12,869                   1,811
                                           ------------------- ------------------- ----------------------- -----------------------
           Net investment income (loss)               (134,457)           (463,119)                (10,620)                 (1,811)
                                           ------------------- ------------------- ----------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                  --                      --                      --
      Realized gains (losses) on sale of
        investments                                     25,384             179,768                   4,436                     275
                                           ------------------- ------------------- ----------------------- -----------------------
           Net realized gains (losses)                  25,384             179,768                   4,436                     275
                                           ------------------- ------------------- ----------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                               3,013,859          10,412,976                 388,081                  18,908
                                           ------------------- ------------------- ----------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  3,039,243          10,592,744                 392,517                  19,183
                                           ------------------- ------------------- ----------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 2,904,786        $ 10,129,625               $ 381,897                $ 17,372
                                           =================== =================== ======================= =======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                       MIST MFS                                                                      AMERICAN FUNDS
     MIST LOOMIS SAYLES        EMERGING MARKETS            MIST PIONEER      AMERICAN FUNDS      AMERICAN FUNDS        GLOBAL SMALL
         GLOBAL MARKETS                  EQUITY        STRATEGIC INCOME              GROWTH       GROWTH-INCOME      CAPITALIZATION
INVESTMENT DIVISION (c) INVESTMENT DIVISION (c) INVESTMENT DIVISION (c) INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                $ 1,644                 $ 5,671                $ 11,701         $ 5,733,816         $ 9,179,778         $ 1,182,031
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                  8,183                  29,146                  21,170          10,598,165           6,801,686           4,974,525
                  2,027                   7,084                   5,059           2,041,955           1,307,991             955,850
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                 10,210                  36,230                  26,229          12,640,120           8,109,677           5,930,375
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                 (8,566)                (30,559)                (14,528)         (6,906,304)          1,070,101          (4,748,344)
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                     --                      --                      --                  --                  --                  --
                  4,181                  46,359                   1,300         (23,827,315)        (13,511,260)        (22,105,780)
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                  4,181                  46,359                   1,300         (23,827,315)        (13,511,260)        (22,105,780)
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                257,599               1,189,425                 412,399         309,212,310         160,509,006         212,375,648
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
                261,780               1,235,784                 413,699         285,384,995         146,997,746         190,269,868
----------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
              $ 253,214             $ 1,205,225               $ 399,171       $ 278,478,691       $ 148,067,847       $ 185,521,524
======================= ======================= ======================= =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                               AMERICAN FUNDS
                                                                                         BOND
                                                                          INVESTMENT DIVISION
                                                                          ----------------------
INVESTMENT INCOME:
      Dividends                                                                   $ 4,367,635
                                                                          ----------------------
EXPENSES:
      Mortality and expense risk charges                                            1,698,569
      Administrative charges                                                          323,116
                                                                          ----------------------
        Total expenses                                                              2,021,685
                                                                          ----------------------
           Net investment income (loss)                                             2,345,950
                                                                          ----------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                          --
      Realized gains (losses) on sale of investments                               (2,232,127)
                                                                          ----------------------
           Net realized gains (losses)                                             (2,232,127)
                                                                          ----------------------
      Change in unrealized gains (losses) on investments                           13,602,392
                                                                          ----------------------
      Net realized and change in unrealized gains (losses) on investments          11,370,265
                                                                          ----------------------
      Net increase (decrease) in net assets resulting from operations            $ 13,716,215
                                                                          ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK AGGRESSIVE GROWTH
                                                   INVESTMENT DIVISION                INVESTMENT DIVISION
                                        --------------------------------- ----------------------------------
                                                 2009          2008 (e)            2009           2008 (e)
                                        ---------------- ---------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 26,780,755     $ 15,096,590     $ (4,193,982)     $ (6,807,650)
  Net realized gains (losses)             (27,295,399)      (5,948,618)      (9,197,969)        5,950,578
  Change in unrealized gains (losses)
     on investments                       101,265,748     (287,873,929)     169,707,893      (306,717,459)
                                        ---------------- ---------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations   100,751,104     (278,725,957)     156,315,942      (307,574,531)
                                        ---------------- ---------------- ---------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       16,335,180       24,705,086       17,228,337        17,610,423
  Net transfers (including fixed
     account)                             (32,507,255)     (88,527,739)      (5,877,760)      (15,498,056)
  Contract charges                           (270,790)        (248,060)        (182,768)         (126,464)
  Transfers for contract benefits and
     terminations                         (71,821,485)    (108,083,740)     (32,346,003)      (51,462,228)
                                        ---------------- ---------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (88,264,350)    (172,154,453)     (21,178,194)      (49,476,325)
                                        ---------------- ---------------- ---------------- -----------------
     Net increase (decrease) in
       net assets                          12,486,754     (450,880,410)     135,137,748      (357,050,856)
NET ASSETS:
  Beginning of year                       719,674,176    1,170,554,586      344,820,349       701,871,205
                                        ---------------- ---------------- ---------------- -----------------
  End of year                           $ 732,160,930    $ 719,674,176    $ 479,958,097     $ 344,820,349
                                        ================ ================ ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

           MSF METLIFE STOCK INDEX     MSF ARTIO INTERNATIONAL STOCK      MSF FI MID CAP OPPORTUNITIES
               INVESTMENT DIVISION               INVESTMENT DIVISION               INVESTMENT DIVISION
------------------------------------- --------------------------------- ---------------------------------
           2009            2008 (e)            2009          2008 (e)            2009          2008 (e)
------------------ ------------------ ---------------- ---------------- ---------------- ----------------
   $ 28,310,848       $ 17,701,990     $ (1,138,970)     $ 4,493,622        $ 709,758     $ (3,857,094)
    (36,340,459)       105,017,606      (10,263,412)      29,348,012      (22,556,190)     (11,088,897)
    486,063,480     (1,336,568,976)      45,278,055     (175,319,941)     101,464,282     (312,249,220)
------------------ ------------------ ---------------- ---------------- ---------------- ----------------
    478,033,869     (1,213,849,380)      33,875,673     (141,478,307)      79,617,850     (327,195,211)
------------------ ------------------ ---------------- ---------------- ---------------- ----------------
    180,626,572        149,341,838       10,759,137       13,423,070       19,008,859       23,383,771
    (60,553,866)       (34,872,391)      (6,623,129)       3,195,841       (9,730,474)     (23,828,749)
     (2,796,751)        (2,383,129)        (266,587)        (216,298)        (177,854)        (174,266)
   (180,013,656)      (269,507,249)     (12,222,483)     (21,319,078)     (21,657,416)     (47,497,707)
------------------ ------------------ ---------------- ---------------- ---------------- ----------------
    (62,737,701)      (157,420,931)      (8,353,062)      (4,916,465)     (12,556,885)     (48,116,951)
------------------ ------------------ ---------------- ---------------- ---------------- ----------------
    415,296,168     (1,371,270,311)      25,522,611     (146,394,772)      67,060,965     (375,312,162)
  1,978,067,366      3,349,337,677      171,501,812      317,896,584      255,201,227      630,513,389
------------------ ------------------ ---------------- ---------------- ---------------- ----------------
$ 2,393,363,534    $ 1,978,067,366    $ 197,024,423    $ 171,501,812    $ 322,262,192    $ 255,201,227
================== ================== ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        MSF T. ROWE PRICE SMALL CAP GROWTH     MSF OPPENHEIMER GLOBAL EQUITY
                                                       INVESTMENT DIVISION               INVESTMENT DIVISION
                                        ------------------------------------- ---------------------------------
                                                 2009              2008 (e)            2009          2008 (e)
                                        ---------------- -------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (1,451,553)        $ (2,351,812)     $ 1,825,559      $ 1,730,438
  Net realized gains (losses)                (283,453)          39,597,431       (4,216,408)       7,778,413
  Change in unrealized gains (losses)
     on investments                        51,263,981         (119,339,258)      53,877,760     (110,283,399)
                                        ---------------- -------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations    49,528,975          (82,093,639)      51,486,911     (100,774,548)
                                        ---------------- -------------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       10,759,005           10,072,757       14,818,522       12,856,867
  Net transfers (including fixed
     account)                              (1,125,037)          (6,785,777)        (847,690)     (15,960,212)
  Contract charges                           (142,126)            (115,798)        (211,788)        (175,329)
  Transfers for contract benefits and
     terminations                         (11,666,287)         (16,659,053)     (11,763,823)     (17,488,009)
                                        ---------------- -------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (2,174,445)         (13,487,871)       1,995,221      (20,766,683)
                                        ---------------- -------------------- ---------------- ----------------
     Net increase (decrease) in
       net assets                          47,354,530          (95,581,510)      53,482,132     (121,541,231)
NET ASSETS:
  Beginning of year                       136,853,170          232,434,680      137,369,852      258,911,083
                                        ---------------- -------------------- ---------------- ----------------
  End of year                           $ 184,207,700        $ 136,853,170    $ 190,851,984    $ 137,369,852
                                        ================ ==================== ================ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

                 MSF MFS VALUE    MSF NEUBERGER BERMAN MID CAP VALUE    MSF T. ROWE PRICE LARGE CAP GROWTH
           INVESTMENT DIVISION                   INVESTMENT DIVISION                   INVESTMENT DIVISION
--------------------------------- ------------------------------------- -------------------------------------
         2009          2008 (e)            2009              2008 (e)            2009              2008 (e)
---------------- ---------------- ---------------- -------------------- ---------------- --------------------
 $ (2,780,417)     $ 1,600,087        $ 382,562         $ (2,653,132)    $ (1,216,238)        $ (1,600,934)
  (11,256,625)      13,429,341      (20,702,138)          (3,517,666)      (3,596,843)          12,269,919
   53,060,597     (136,519,779)     144,169,753         (255,785,592)      59,051,044         (111,687,368)
---------------- ---------------- ---------------- -------------------- ---------------- --------------------
   39,023,555     (121,490,351)     123,850,177         (261,956,390)      54,237,963         (101,018,383)
---------------- ---------------- ---------------- -------------------- ---------------- --------------------
   17,653,655       14,193,654       26,609,064           29,530,654        8,557,631           13,298,856
   (5,327,297)     (34,056,738)     (16,448,938)         (45,391,180)         520,030          (14,593,975)
     (370,716)        (368,629)        (702,012)            (657,476)        (290,588)            (247,838)
  (18,027,426)     (26,710,110)     (21,928,750)         (36,888,944)     (11,300,585)         (16,753,046)
---------------- ---------------- ---------------- -------------------- ---------------- --------------------
   (6,071,784)     (46,941,823)     (12,470,636)         (53,406,946)      (2,513,512)         (18,296,003)
---------------- ---------------- ---------------- -------------------- ---------------- --------------------
   32,951,771     (168,432,174)     111,379,541         (315,363,336)      51,724,451         (119,314,386)
  216,469,833      384,902,007      282,701,972          598,065,308      132,037,051          251,351,437
---------------- ---------------- ---------------- -------------------- ---------------- --------------------
$ 249,421,604    $ 216,469,833    $ 394,081,513        $ 282,701,972    $ 183,761,502        $ 132,037,051
================ ================ ================ ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX     MSF MORGAN STANLEY EAFE INDEX
                                                              INVESTMENT DIVISION               INVESTMENT DIVISION
                                        -------------------------------------------- ---------------------------------
                                                 2009                     2008 (e)            2009          2008 (e)
                                        ---------------- --------------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 33,931,431                $ 28,169,002      $ 9,631,046      $ 6,248,387
  Net realized gains (losses)               1,796,548                   1,854,666       (3,708,509)      23,394,331
  Change in unrealized gains (losses)
     on investments                        (7,818,868)                  4,225,158       81,435,195     (247,678,081)
                                        ---------------- --------------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations    27,909,111                  34,248,826       87,357,732     (218,035,363)
                                        ---------------- --------------------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                      127,087,772                  81,580,084       48,453,032       39,398,655
  Net transfers (including fixed
     account)                              52,089,008                (211,911,238)     (15,428,451)      19,449,348
  Contract charges                         (1,836,648)                 (1,641,268)        (866,641)        (729,196)
  Transfers for contract benefits and
     terminations                         (65,446,098)                (79,107,977)     (21,923,010)     (32,460,013)
                                        ---------------- --------------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              111,894,034                (211,080,399)      10,234,930       25,658,794
                                        ---------------- --------------------------- ---------------- ----------------
     Net increase (decrease) in
       net assets                         139,803,145                (176,831,573)      97,592,662     (192,376,569)
NET ASSETS:
  Beginning of year                       761,920,074                 938,751,647      309,589,902      501,966,471
                                        ---------------- --------------------------- ---------------- ----------------
  End of year                           $ 901,723,219               $ 761,920,074    $ 407,182,564    $ 309,589,902
                                        ================ =========================== ================ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

        MSF RUSSELL 2000 INDEX             MSF JENNISON GROWTH     MSF BLACKROCK STRATEGIC VALUE
           INVESTMENT DIVISION             INVESTMENT DIVISION               INVESTMENT DIVISION
--------------------------------- ------------------------------- ---------------------------------
         2009          2008 (e)           2009         2008 (e)            2009          2008 (e)
---------------- ---------------- --------------- --------------- ---------------- ----------------
  $ 1,216,730       $ (287,037)     $ (419,798)      $ 348,374       $ (679,672)    $ (3,327,757)
   (4,862,820)       8,031,201        (919,614)      1,842,844      (28,439,173)      11,070,339
   49,220,895     (104,644,224)     13,192,486     (16,905,963)      55,913,071     (186,298,885)
---------------- ---------------- --------------- --------------- ---------------- ----------------
   45,574,805      (96,900,060)     11,853,074     (14,714,745)      26,794,226     (178,556,303)
---------------- ---------------- --------------- --------------- ---------------- ----------------
   19,951,839       18,454,563       6,042,188       2,015,854       10,863,405       18,487,440
   (5,763,120)     (16,737,696)      8,753,209        (485,639)     (10,928,900)     (55,963,462)
     (368,330)        (323,752)        (58,066)        (41,510)        (431,619)        (474,853)
  (13,318,893)     (20,256,749)     (2,396,954)     (3,173,552)     (19,933,132)     (35,652,971)
---------------- ---------------- --------------- --------------- ---------------- ----------------
      501,496      (18,863,634)     12,340,377      (1,684,847)     (20,430,246)     (73,603,846)
---------------- ---------------- --------------- --------------- ---------------- ----------------
   46,076,301     (115,763,694)     24,193,451     (16,399,592)       6,363,980     (252,160,149)
  184,129,597      299,893,291      23,825,643      40,225,235      259,092,609      511,252,758
---------------- ---------------- --------------- --------------- ---------------- ----------------
$ 230,205,898    $ 184,129,597    $ 48,019,094    $ 23,825,643    $ 265,456,589    $ 259,092,609
================ ================ =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        MSF METLIFE MID CAP STOCK INDEX    MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                    INVESTMENT DIVISION                   INVESTMENT DIVISION
                                        ---------------------------------- -------------------------------------
                                                 2009           2008 (e)           2009               2008 (e)
                                        ---------------- ----------------- --------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 953,223          $ 62,501      $ (388,243)           $ (501,415)
  Net realized gains (losses)                 976,931        27,412,844      (2,489,658)            1,817,567
  Change in unrealized gains (losses)
     on investments                        81,009,279      (159,721,769)     10,863,194           (21,464,968)
                                        ---------------- ----------------- --------------- ---------------------
     Net increase (decrease) in net
       assets resulting from operations    82,939,433      (132,246,424)      7,985,293           (20,148,816)
                                        ---------------- ----------------- --------------- ---------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       33,869,729        26,091,447       2,222,911             3,135,270
  Net transfers (including fixed
     account)                             (12,085,856)       (8,032,377)        451,188            (2,805,791)
  Contract charges                           (564,590)         (458,016)        (64,521)              (56,712)
  Transfers for contract benefits and
     terminations                         (16,902,902)      (25,807,753)     (1,952,771)           (3,275,978)
                                        ---------------- ----------------- --------------- ---------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                4,316,381        (8,206,699)        656,807            (3,003,211)
                                        ---------------- ----------------- --------------- ---------------------
     Net increase (decrease) in
       net assets                          87,255,814      (140,453,123)      8,642,100           (23,152,027)
NET ASSETS:
  Beginning of year                       232,486,143       372,939,266      27,534,390            50,686,417
                                        ---------------- ----------------- --------------- ---------------------
  End of year                           $ 319,741,957     $ 232,486,143    $ 36,176,490          $ 27,534,390
                                        ================ ================= =============== =====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

 MSF BLACKROCK LARGE CAP VALUE         MSF BLACKROCK BOND INCOME      MSF BLACKROCK MONEY MARKET
           INVESTMENT DIVISION               INVESTMENT DIVISION             INVESTMENT DIVISION
--------------------------------- --------------------------------- -------------------------------
         2009          2008 (e)            2009          2008 (e)           2009         2008 (e)
---------------- ---------------- ---------------- ---------------- --------------- ---------------
     $ 62,205     $ (1,282,407)    $ 23,120,530     $ 19,325,510      $ (968,283)      $ 928,906
   (7,482,611)      (1,578,038)      (3,553,898)      (4,106,822)             --              --
   24,143,280      (74,891,637)      11,966,595      (40,119,942)             --              --
---------------- ---------------- ---------------- ---------------- --------------- ---------------
   16,722,874      (77,752,082)      31,533,227      (24,901,254)       (968,283)        928,906
---------------- ---------------- ---------------- ---------------- --------------- ---------------
   21,073,061       18,986,780       29,417,093       23,937,906      12,351,709      13,515,028
    3,924,438      (15,633,061)         108,798      (53,563,418)     (6,372,063)     43,840,639
     (456,522)        (388,713)        (580,519)        (490,683)       (295,289)       (206,790)
   (9,463,444)     (12,680,839)     (42,820,946)     (56,341,953)    (19,948,420)    (26,442,217)
---------------- ---------------- ---------------- ---------------- --------------- ---------------
   15,077,533       (9,715,833)     (13,875,574)     (86,458,148)    (14,264,063)     30,706,660
---------------- ---------------- ---------------- ---------------- --------------- ---------------
   31,800,407      (87,467,915)      17,657,653     (111,359,402)    (15,232,346)     31,635,566
  139,910,970      227,378,885      424,475,862      535,835,264      93,712,881      62,077,315
---------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 171,711,377    $ 139,910,970    $ 442,133,515    $ 424,475,862    $ 78,480,535    $ 93,712,881
================ ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MSF DAVIS VENTURE VALUE    MSF LOOMIS SAYLES SMALL CAP CORE
                                                   INVESTMENT DIVISION                 INVESTMENT DIVISION
                                        --------------------------------- -----------------------------------
                                                 2009          2008 (e)            2009            2008 (e)
                                        ---------------- ---------------- ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 218,777       $ (531,556)    $ (1,319,069)      $ (1,815,964)
  Net realized gains (losses)              (8,155,901)       6,135,904       (6,979,260)        16,251,440
  Change in unrealized gains (losses)
     on investments                       121,363,847     (254,776,511)      38,235,027        (75,040,847)
                                        ---------------- ---------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations   113,426,723     (249,172,163)      29,936,698        (60,605,371)
                                        ---------------- ---------------- ---------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       46,794,689       42,866,075       11,983,202         10,653,456
  Net transfers (including fixed
     account)                               3,311,328      (12,736,024)        (727,911)        (6,382,773)
  Contract charges                         (1,074,965)        (930,118)        (297,840)          (249,924)
  Transfers for contract benefits and
     terminations                         (28,452,805)     (46,008,371)      (8,439,759)       (13,374,634)
                                        ---------------- ---------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               20,578,247      (16,808,438)       2,517,692         (9,353,875)
                                        ---------------- ---------------- ---------------- ------------------
     Net increase (decrease) in
       net assets                         134,004,970     (265,980,601)      32,454,390        (69,959,246)
NET ASSETS:
  Beginning of year                       366,248,175      632,228,776      102,115,332        172,074,578
                                        ---------------- ---------------- ---------------- ------------------
  End of year                           $ 500,253,145    $ 366,248,175    $ 134,569,722      $ 102,115,332
                                        ================ ================ ================ ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

                                    MSF WESTERN ASSET MANAGEMENT        MSF WESTERN ASSET MANAGEMENT
 MSF MET/ARTISAN MID CAP VALUE      STRATEGIC BOND OPPORTUNITIES                     U.S. GOVERNMENT
           INVESTMENT DIVISION               INVESTMENT DIVISION                 INVESTMENT DIVISION
--------------------------------- --------------------------------- -----------------------------------
         2009          2008 (e)            2009          2008 (e)            2009            2008 (e)
---------------- ---------------- ---------------- ---------------- ---------------- ------------------
   $ (541,895)    $ (2,816,257)    $ 11,436,478      $ 7,289,751      $ 5,900,203        $ 6,112,212
  (22,113,686)       8,976,699        1,333,044       (5,783,817)        (684,005)          (824,638)
   83,024,516     (158,946,169)      45,138,520      (47,965,210)         416,911         (9,362,899)
---------------- ---------------- ---------------- ---------------- ---------------- ------------------
   60,368,935     (152,785,727)      57,908,042      (46,459,276)       5,633,109         (4,075,325)
---------------- ---------------- ---------------- ---------------- ---------------- ------------------
   10,770,770       12,890,823        7,514,639       15,260,748       19,828,577         15,614,547
   (9,389,571)     (40,490,982)      (2,644,775)     (48,623,848)      16,300,379        (22,997,771)
     (328,485)        (348,618)        (545,439)        (505,924)        (470,382)          (380,311)
  (14,803,802)     (27,079,953)     (17,935,640)     (24,537,758)     (17,493,208)       (19,168,072)
---------------- ---------------- ---------------- ---------------- ---------------- ------------------
  (13,751,088)     (55,028,730)     (13,611,215)     (58,406,782)      18,165,366        (26,931,607)
---------------- ---------------- ---------------- ---------------- ---------------- ------------------
   46,617,847     (207,814,457)      44,296,827     (104,866,058)      23,798,475        (31,006,932)
  163,902,675      371,717,132      206,957,543      311,823,601      192,871,484        223,878,416
---------------- ---------------- ---------------- ---------------- ---------------- ------------------
$ 210,520,522    $ 163,902,675    $ 251,254,370    $ 206,957,543    $ 216,669,959      $ 192,871,484
================ ================ ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                MSF FI VALUE LEADERS              MSF MFS TOTAL RETURN
                                                 INVESTMENT DIVISION               INVESTMENT DIVISION
                                        ------------------------------- ---------------------------------
                                                2009         2008 (e)            2009          2008 (e)
                                        --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 808,711       $ 383,222      $ 3,527,472      $ 3,601,959
  Net realized gains (losses)             (6,842,506)      3,443,856       (5,005,906)       7,456,367
  Change in unrealized gains (losses)
     on investments                       17,819,485     (47,102,771)      20,542,973      (49,756,610)
                                        --------------- --------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations   11,785,690     (43,275,693)      19,064,539      (38,698,284)
                                        --------------- --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       3,077,208       5,377,192        9,589,818        8,809,023
  Net transfers (including fixed
     account)                             (2,353,526)    (11,158,081)        (992,056)     (14,190,170)
  Contract charges                          (171,247)       (170,570)        (161,199)        (152,840)
  Transfers for contract benefits and
     terminations                         (4,560,741)     (8,569,627)     (11,601,570)     (19,646,400)
                                        --------------- --------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (4,008,306)    (14,521,086)      (3,165,007)     (25,180,387)
                                        --------------- --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets                          7,777,384     (57,796,779)      15,899,532      (63,878,671)
NET ASSETS:
  Beginning of year                       61,290,542     119,087,321      117,792,924      181,671,595
                                        --------------- --------------- ---------------- ----------------
  End of year                           $ 69,067,926    $ 61,290,542    $ 133,692,456    $ 117,792,924
                                        =============== =============== ================ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

                                                                                                        MSF METLIFE
MSF BLACKROCK LEGACY LARGE CAP GROWTH    MSF METLIFE CONSERVATIVE ALLOCATION    CONSERVATIVE TO MODERATE ALLOCATION
                  INVESTMENT DIVISION                    INVESTMENT DIVISION                    INVESTMENT DIVISION
---------------------------------------- -------------------------------------- --------------------------------------
         2009                 2008 (e)            2009               2008 (e)            2009               2008 (e)
---------------- ----------------------- ---------------- --------------------- ---------------- ---------------------
   $ (853,249)             $ (936,721)     $ 3,605,323            $ (659,170)    $ 10,968,496          $ (1,342,390)
   (2,616,964)               (455,529)          64,497              (678,777)         792,205             1,813,760
   32,027,030             (37,366,374)      35,107,624           (26,994,130)     120,163,789          (135,870,368)
---------------- ----------------------- ---------------- --------------------- ---------------- ---------------------
   28,556,817             (38,758,624)      38,777,444           (28,332,077)     131,924,490          (135,398,998)
---------------- ----------------------- ---------------- --------------------- ---------------- ---------------------
   13,069,160              10,370,268       49,732,173            37,216,685      134,605,995           128,340,140
    9,612,523              19,168,953       57,607,499            54,644,108       79,153,523            74,063,737
     (275,272)               (168,213)        (971,971)             (458,369)      (3,029,280)           (1,663,043)
   (7,265,530)             (9,853,813)     (16,237,148)          (14,414,716)     (38,624,653)          (39,775,878)
---------------- ----------------------- ---------------- --------------------- ---------------- ---------------------
   15,140,881              19,517,195       90,130,553            76,987,708      172,105,585           160,964,956
---------------- ----------------------- ---------------- --------------------- ---------------- ---------------------
   43,697,698             (19,241,429)     128,907,997            48,655,631      304,030,075            25,565,958
   70,886,323              90,127,752      166,398,948           117,743,317      507,403,971           481,838,013
---------------- ----------------------- ---------------- --------------------- ---------------- ---------------------
$ 114,584,021            $ 70,886,323    $ 295,306,945         $ 166,398,948    $ 811,434,046         $ 507,403,971
================ ======================= ================ ===================== ================ =====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                       MSF METLIFE
                                           MSF METLIFE MODERATE ALLOCATION       MODERATE TO AGGRESSIVE ALLOCATION
                                                       INVESTMENT DIVISION                     INVESTMENT DIVISION
                                        ------------------------------------- ---------------------------------------
                                                   2009            2008 (e)              2009              2008 (e)
                                        ------------------ ------------------ ------------------ --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 22,081,175       $ (6,964,781)      $ 14,017,923         $ (8,110,506)
  Net realized gains (losses)                17,304,831          9,414,089          6,010,166            9,330,599
  Change in unrealized gains (losses)
     on investments                         332,438,949       (460,185,739)       292,333,518         (488,853,956)
                                        ------------------ ------------------ ------------------ --------------------
     Net increase (decrease) in net
       assets resulting from operations     371,824,955       (457,736,431)       312,361,607         (487,633,863)
                                        ------------------ ------------------ ------------------ --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                        442,235,023        361,398,832        173,148,007          331,705,725
  Net transfers (including fixed
     account)                               181,614,647        141,150,433         49,205,326           74,430,563
  Contract charges                           (8,673,720)        (5,382,216)        (8,494,519)          (5,704,449)
  Transfers for contract benefits and
     terminations                           (75,457,825)       (73,126,255)       (45,304,345)         (45,839,151)
                                        ------------------ ------------------ ------------------ --------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                539,718,125        424,040,794        168,554,469          354,592,688
                                        ------------------ ------------------ ------------------ --------------------
     Net increase (decrease) in
       net assets                           911,543,080        (33,695,637)       480,916,076         (133,041,175)
NET ASSETS:
  Beginning of year                       1,213,561,775      1,247,257,412        975,444,229        1,108,485,404
                                        ------------------ ------------------ ------------------ --------------------
  End of year                           $ 2,125,104,855    $ 1,213,561,775    $ 1,456,360,305        $ 975,444,229
                                        ================== ================== ================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

                                     MSF MET/DIMENSIONAL            MSF VAN ECK
                                           INTERNATIONAL         GLOBAL NATURAL
MSF METLIFE AGGRESSIVE ALLOCATION          SMALL COMPANY              RESOURCES               MSF ZENITH EQUITY
              INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION             INVESTMENT DIVISION
------------------------------------ ---------------------- ---------------------- -------------------------------
        2009              2008 (e)               2009 (d)               2009 (a)           2009         2008 (e)
--------------- -------------------- ---------------------- ---------------------- --------------- ---------------
   $ 564,220           $ (498,564)              $ (4,568)             $ (17,192)    $ 3,523,590     $ 1,716,737
  (3,858,892)            (553,967)                10,224                    943       3,636,448      (1,955,855)
  21,549,168          (34,734,373)               104,460                464,183      12,585,843     (56,654,432)
--------------- -------------------- ---------------------- ---------------------- --------------- ---------------
  18,254,496          (35,786,904)               110,116                447,934      19,745,881     (56,893,550)
--------------- -------------------- ---------------------- ---------------------- --------------- ---------------
  13,747,320           17,323,098                665,985              3,612,069         942,129       1,688,514
     187,446           (5,192,910)               318,020              1,564,788      (2,899,710)     (4,526,031)
    (230,241)            (196,300)                    --                     --        (104,407)       (125,783)
  (3,607,589)          (5,278,237)                (6,842)               (10,865)    (10,989,048)    (23,651,330)
--------------- -------------------- ---------------------- ---------------------- --------------- ---------------
  10,096,936            6,655,651                977,163              5,165,992     (13,051,036)    (26,614,630)
--------------- -------------------- ---------------------- ---------------------- --------------- ---------------
  28,351,432          (29,131,253)             1,087,279              5,613,926       6,694,845     (83,508,180)
  54,531,083           83,662,336                     --                     --      78,903,521     162,411,701
--------------- -------------------- ---------------------- ---------------------- --------------- ---------------
$ 82,882,515         $ 54,531,083            $ 1,087,279            $ 5,613,926    $ 85,598,366    $ 78,903,521
=============== ==================== ====================== ====================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             FIDELITY VIP MONEY MARKET      FIDELITY VIP EQUITY-INCOME
                                                   INVESTMENT DIVISION             INVESTMENT DIVISION
                                        --------------------------------- -------------------------------
                                                2009              2008            2009         2008 (e)
                                        --------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (34,453)        $ 325,385       $ 968,718     $ 1,571,727
  Net realized gains (losses)                     --                --      (7,011,086)     (5,014,020)
  Change in unrealized gains (losses)
     on investments                               --                --      25,959,374     (60,864,467)
                                        --------------- ----------------- --------------- ---------------
     Net increase (decrease) in net
       assets resulting from operations      (34,453)          325,385      19,917,006     (64,306,760)
                                        --------------- ----------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       4,165,125         5,171,349       2,875,124       4,496,870
  Net transfers (including fixed
     account)                               (430,186)          482,877      (2,824,716)     (9,352,258)
  Contract charges                                --                --         (24,868)        (32,087)
  Transfers for contract benefits and
     terminations                         (2,884,436)       (6,842,344)     (8,062,400)    (19,620,806)
                                        --------------- ----------------- --------------- ---------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                 850,503        (1,188,118)     (8,036,860)    (24,508,281)
                                        --------------- ----------------- --------------- ---------------
     Net increase (decrease) in
       net assets                            816,050          (862,733)     11,880,146     (88,815,041)
NET ASSETS:
  Beginning of year                       14,823,280        15,686,013      77,071,469     165,886,510
                                        --------------- ----------------- --------------- ---------------
  End of year                           $ 15,639,330      $ 14,823,280    $ 88,951,615    $ 77,071,469
                                        =============== ================= =============== ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

                                                                             FIDELITY VIP
         FIDELITY VIP GROWTH    FIDELITY VIP INVESTMENT GRADE BOND      FUNDS MANAGER 60%
         INVESTMENT DIVISION                   INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------------- ------------------------------------- ----------------------
        2009            2008            2009                  2008                2009 (b)
--------------- --------------- --------------- --------------------- ----------------------
  $ (335,614)     $ (173,753)    $ 1,488,904             $ 654,625                $ 2,153
  (3,358,483)     (1,666,048)          3,292              (210,326)                   200
  20,637,757     (61,901,896)      1,051,355            (1,252,833)                (3,414)
--------------- --------------- --------------- --------------------- ----------------------
  16,943,660     (63,741,697)      2,543,551              (808,534)                (1,061)
--------------- --------------- --------------- --------------------- ----------------------
   3,186,635       5,078,607       1,701,633             1,425,519                     --
  (2,932,105)     (4,836,817)      1,615,218            (1,120,254)               250,003
      (4,494)         (5,790)         (1,799)               (1,850)                    --
  (4,375,631)    (15,920,623)     (1,562,594)           (3,015,146)                    --
--------------- --------------- --------------- --------------------- ----------------------
  (4,125,595)    (15,684,623)      1,752,458            (2,711,731)               250,003
--------------- --------------- --------------- --------------------- ----------------------
  12,818,065     (79,426,320)      4,296,009            (3,520,265)               248,942
  65,868,936     145,295,256      17,363,022            20,883,287                     --
--------------- --------------- --------------- --------------------- ----------------------
$ 78,687,001    $ 65,868,936    $ 21,659,031          $ 17,363,022              $ 248,942
=============== =============== =============== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               CALVERT SOCIAL BALANCED     CALVERT SOCIAL MID CAP GROWTH
                                                   INVESTMENT DIVISION               INVESTMENT DIVISION
                                          ------------------------------- ---------------------------------
                                                  2009            2008           2009               2008
                                          --------------- --------------- -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $ 447,308       $ 709,941      $ (74,088)         $ (98,997)
  Net realized gains (losses)               (1,511,050)       (125,673)      (103,621)           209,321
  Change in net unrealized gains (losses)
     on investments                         10,250,596     (19,774,020)     2,401,762         (4,605,855)
                                          --------------- --------------- -------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations      9,186,854     (19,189,752)     2,224,053         (4,495,531)
                                          --------------- --------------- -------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         3,208,943       4,397,353        700,463            995,743
  Net transfers (including fixed
     account)                               (1,162,268)     (3,439,822)      (270,894)          (464,588)
  Contract charges                             (10,597)         (9,478)        (1,787)            (1,897)
  Transfers for contract benefits and
     terminations                           (3,440,633)     (4,311,562)      (578,237)        (1,010,202)
                                          --------------- --------------- -------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 (1,404,555)     (3,363,509)      (150,455)          (480,944)
                                          --------------- --------------- -------------- ------------------
     Net increase (decrease) in
       net assets                            7,782,299     (22,553,261)     2,073,598         (4,976,475)
NET ASSETS:
  Beginning of year                         39,625,750      62,179,011      7,315,009         12,291,484
                                          --------------- --------------- -------------- ------------------
  End of year                             $ 47,408,049    $ 39,625,750    $ 9,388,607        $ 7,315,009
                                          =============== =============== ============== ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT BOND DEBENTURE    MIST MFS RESEARCH INTERNATIONAL    MIST T. ROWE PRICE MID CAP GROWTH
            INVESTMENT DIVISION                INVESTMENT DIVISION                  INVESTMENT DIVISION
---------------------------------- ---------------------------------- ------------------------------------
         2009           2008 (e)            2009           2008 (e)            2009             2008 (e)
---------------- ----------------- ---------------- ----------------- ---------------- -------------------
 $ 12,413,246       $ 6,689,070      $ 3,896,086       $ 1,008,484     $ (1,927,849)       $ (2,126,362)
   (2,595,113)       (1,798,608)     (15,063,208)        9,977,807       (7,327,964)         15,096,752
   53,501,077       (52,135,648)      67,514,057      (135,470,672)      63,017,056         (92,382,895)
---------------- ----------------- ---------------- ----------------- ---------------- -------------------
   63,319,210       (47,245,186)      56,346,935      (124,484,381)      53,761,243         (79,412,505)
---------------- ----------------- ---------------- ----------------- ---------------- -------------------
   17,737,152        14,938,445       24,797,654        25,275,206       22,796,120          16,229,624
   19,934,290       (25,952,605)      (5,633,444)       91,558,543        7,208,374          (2,757,969)
     (479,112)         (370,721)        (539,382)         (391,751)        (397,652)           (283,887)
  (18,825,136)      (19,497,211)     (13,696,821)      (17,288,417)      (9,620,124)        (11,608,796)
---------------- ----------------- ---------------- ----------------- ---------------- -------------------
   18,367,194       (30,882,092)       4,928,007        99,153,581       19,986,718           1,578,972
---------------- ----------------- ---------------- ----------------- ---------------- -------------------
   81,686,404       (78,127,278)      61,274,942       (25,330,800)      73,747,961         (77,833,533)
  175,523,561       253,650,839      184,318,026       209,648,826      118,146,449         195,979,982
---------------- ----------------- ---------------- ----------------- ---------------- -------------------
$ 257,209,965     $ 175,523,561    $ 245,592,968     $ 184,318,026    $ 191,894,410       $ 118,146,449
================ ================= ================ ================= ================ ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                 MIST PIMCO TOTAL RETURN              MIST RCM TECHNOLOGY
                                                     INVESTMENT DIVISION              INVESTMENT DIVISION
                                          --------------------------------- --------------------------------
                                                   2009          2008 (e)            2009         2008 (e)
                                          ---------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 32,502,708     $ 13,129,430     $ (1,036,390)   $ 10,451,072
  Net realized gains (losses)                23,228,942       11,683,640       (5,709,756)     11,737,307
  Change in net unrealized gains (losses)
     on investments                          32,277,919      (31,643,362)      42,629,160     (69,682,691)
                                          ---------------- ---------------- ---------------- ---------------
     Net increase (decrease) in net
       assets resulting from operations      88,009,569       (6,830,292)      35,883,014     (47,494,312)
                                          ---------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                        102,896,594       46,678,630        9,801,388       7,183,171
  Net transfers (including fixed
     account)                               115,610,316          232,592       20,770,695     (10,261,402)
  Contract charges                           (1,381,439)        (869,192)        (199,350)       (143,498)
  Transfers for contract benefits and
     terminations                           (47,177,184)     (47,677,079)      (5,066,442)     (6,363,893)
                                          ---------------- ---------------- ---------------- ---------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 169,948,287       (1,635,049)      25,306,291      (9,585,622)
                                          ---------------- ---------------- ---------------- ---------------
     Net increase (decrease) in
       net assets                           257,957,856       (8,465,341)      61,189,305     (57,079,934)
NET ASSETS:
  Beginning of year                         488,023,782      496,489,123       53,261,194     110,341,128
                                          ---------------- ---------------- ---------------- ---------------
  End of year                             $ 745,981,638    $ 488,023,782    $ 114,450,499    $ 53,261,194
                                          ================ ================ ================ ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

         MIST LAZARD MID CAP    MIST MET/AIM SMALL CAP GROWTH    MIST HARRIS OAKMARK INTERNATIONAL
         INVESTMENT DIVISION              INVESTMENT DIVISION                  INVESTMENT DIVISION
------------------------------- -------------------------------- ------------------------------------
        2009         2008 (e)           2009          2008 (e)            2009             2008 (e)
--------------- --------------- --------------- ---------------- ---------------- -------------------
   $ (50,342)     $ (161,723)     $ (314,728)      $ (373,667)    $ 13,206,089         $ 1,053,741
  (3,827,519)     (1,782,542)     (1,472,153)       1,319,212      (13,872,934)         18,221,375
  16,677,875     (22,518,556)      8,624,222      (14,142,849)      93,466,520        (152,122,916)
--------------- --------------- --------------- ---------------- ---------------- -------------------
  12,800,014     (24,462,821)      6,837,341      (13,197,304)      92,799,675        (132,847,800)
--------------- --------------- --------------- ---------------- ---------------- -------------------
   4,251,844       3,689,863       2,926,804        2,099,378       30,553,700          18,811,623
    (727,826)    (10,935,436)      2,725,729       (1,115,499)      26,499,665         (67,589,296)
    (114,090)       (105,800)        (66,594)         (52,328)        (603,623)           (530,752)
  (2,834,473)     (3,845,199)     (1,576,070)      (1,869,749)     (13,767,842)        (20,135,219)
--------------- --------------- --------------- ---------------- ---------------- -------------------
     575,455     (11,196,572)      4,009,869         (938,198)      42,681,900         (69,443,644)
--------------- --------------- --------------- ---------------- ---------------- -------------------
  13,375,469     (35,659,393)     10,847,210      (14,135,502)     135,481,575        (202,291,444)
  36,431,561      72,090,954      19,921,697       34,057,199      169,380,762         371,672,206
--------------- --------------- --------------- ---------------- ---------------- -------------------
$ 49,807,030    $ 36,431,561    $ 30,768,907     $ 19,921,697    $ 304,862,337       $ 169,380,762
=============== =============== =============== ================ ================ ===================

The accompanying notes are an integral part of these financial statements.

  METROPOLITAN LIFE SEPARATE ACCOUNT E OF METROPOLITAN LIFE INSURANCE COMPANY STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          MIST OPPENHEIMER CAPITAL APPRECIATION    MIST LEGG MASON PARTNERS AGGRESSIVE GROWTH
                                                            INVESTMENT DIVISION                           INVESTMENT DIVISION
                                          ---------------------------------------- ---------------------------------------------
                                                  2009                  2008 (e)           2009                       2008 (e)
                                          --------------- ------------------------ --------------- -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ (364,705)               $ 593,858      $ (213,747)                   $ (289,393)
  Net realized gains (losses)               (2,231,334)               5,461,878      (1,601,836)                   (1,506,682)
  Change in net unrealized gains (losses)
     on investments                         12,376,850              (21,608,706)      6,788,291                    (8,871,200)
                                          --------------- ------------------------ --------------- -----------------------------
     Net increase (decrease) in net
       assets resulting from operations      9,780,811              (15,552,970)      4,972,708                   (10,667,275)
                                          --------------- ------------------------ --------------- -----------------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         6,208,951                4,948,275       2,155,100                     1,663,362
  Net transfers (including fixed
     account)                                4,122,671                3,030,895        (374,129)                   (1,959,090)
  Contract charges                             (91,216)                 (59,932)        (32,852)                      (32,319)
  Transfers for contract benefits and
     terminations                           (1,635,162)              (1,926,228)     (1,286,520)                   (2,185,257)
                                          --------------- ------------------------ --------------- -----------------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                  8,605,244                5,993,010         461,599                    (2,513,304)
                                          --------------- ------------------------ --------------- -----------------------------
     Net increase (decrease) in
       net assets                           18,386,055               (9,559,960)      5,434,307                   (13,180,579)
NET ASSETS:
  Beginning of year                         19,734,348               29,294,308      15,633,985                    28,814,564
                                          --------------- ------------------------ --------------- -----------------------------
  End of year                             $ 38,120,403             $ 19,734,348    $ 21,068,292                  $ 15,633,985
                                          =============== ======================== =============== =============================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

MIST THIRD AVENUE SMALL CAP VALUE    MIST CLARION GLOBAL REAL ESTATE    MIST LEGG MASON VALUE EQUITY
              INVESTMENT DIVISION                INVESTMENT DIVISION             INVESTMENT DIVISION
------------------------------------ ---------------------------------- -------------------------------
       2009                  2008             2009           2008 (e)           2009         2008 (e)
-------------- --------------------- ---------------- ----------------- --------------- ---------------
   $ (2,804)            $ (26,212)     $ 3,233,717         $ 885,732        $ 41,935      $ (266,544)
    (48,124)              218,118      (18,040,091)        4,214,483      (3,211,469)     (1,173,926)
  1,578,309            (2,248,427)      66,807,201      (118,833,025)      8,675,121     (15,788,699)
-------------- --------------------- ---------------- ----------------- --------------- ---------------
  1,527,381            (2,056,521)      52,000,827      (113,732,810)      5,505,587     (17,229,169)
-------------- --------------------- ---------------- ----------------- --------------- ---------------
  1,391,422             1,567,519       15,437,839        17,634,387       2,796,723       1,667,056
   (166,867)             (728,237)      (9,118,515)      (23,722,069)      1,293,146         255,309
    (13,687)              (12,458)        (491,194)         (481,441)        (41,257)        (36,881)
   (135,181)             (188,065)     (10,392,599)      (17,628,986)     (1,233,705)     (2,050,553)
-------------- --------------------- ---------------- ----------------- --------------- ---------------
  1,075,687               638,759       (4,564,469)      (24,198,109)      2,814,907        (165,069)
-------------- --------------------- ---------------- ----------------- --------------- ---------------
  2,603,068            (1,417,762)      47,436,358      (137,930,919)      8,320,494     (17,394,238)
  5,140,445             6,558,207      154,233,055       292,163,974      14,386,996      31,781,234
-------------- --------------------- ---------------- ----------------- --------------- ---------------
$ 7,743,513           $ 5,140,445    $ 201,669,413     $ 154,233,055    $ 22,707,490    $ 14,386,996
============== ===================== ================ ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                 MIST SSGA GROWTH ETF    MIST SSGA GROWTH AND INCOME ETF
                                                  INVESTMENT DIVISION                INVESTMENT DIVISION
                                          ------------------------------ ----------------------------------
                                                  2009        2008 (e)            2009              2008
                                          --------------- -------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $ (72,262)      $ 17,788       $ (209,011)         $ 18,290
  Net realized gains (losses)                  (61,526)      (786,673)        (131,935)         (137,016)
  Change in net unrealized gains (losses)
     on investments                          8,773,495     (3,121,934)      18,801,405        (2,073,544)
                                          --------------- -------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations      8,639,707     (3,890,819)      18,460,459        (2,192,270)
                                          --------------- -------------- ---------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                        15,361,070        934,806       78,074,090         1,700,934
  Net transfers (including fixed
     account)                               24,455,530     (2,236,075)      78,904,363         4,499,417
  Contract charges                             (63,182)       (19,279)        (176,935)          (10,892)
  Transfers for contract benefits and
     terminations                             (572,429)      (562,123)      (1,434,132)         (432,037)
                                          --------------- -------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 39,180,989     (1,882,671)     155,367,386         5,757,422
                                          --------------- -------------- ---------------- -----------------
     Net increase (decrease) in
       net assets                           47,820,696     (5,773,490)     173,827,845         3,565,152
NET ASSETS:
  Beginning of year                          6,844,874     12,618,364        8,767,451         5,202,299
                                          --------------- -------------- ---------------- -----------------
  End of year                             $ 54,665,570    $ 6,844,874    $ 182,595,296       $ 8,767,451
                                          =============== ============== ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

MIST PIMCO INFLATION PROTECTED BOND                  MIST JANUS FORTY     MIST BLACKROCK LARGE CAP CORE
                INVESTMENT DIVISION               INVESTMENT DIVISION               INVESTMENT DIVISION
-------------------------------------- --------------------------------- ---------------------------------
         2009               2008 (e)            2009          2008 (e)            2009          2008 (e)
---------------- --------------------- ---------------- ---------------- ---------------- ----------------
  $ 4,847,737           $ 3,656,140     $ (2,848,228)     $ 4,738,506      $ 2,442,829     $ (3,874,511)
     (852,318)           (3,978,602)      (4,845,413)      (3,076,139)     (44,987,183)       4,222,491
   31,700,720           (24,947,731)      80,966,696      (89,773,892)     139,465,150     (388,188,737)
---------------- --------------------- ---------------- ---------------- ---------------- ----------------
   35,696,139           (25,270,193)      73,273,055      (88,111,525)      96,920,796     (387,840,757)
---------------- --------------------- ---------------- ---------------- ---------------- ----------------
   54,912,299            31,722,412       53,894,524       34,767,501       23,140,190       24,196,200
   62,355,417           150,416,202       52,919,731      152,175,389      (22,547,852)     (59,328,382)
     (739,270)             (288,519)        (736,624)        (247,598)        (173,590)        (141,439)
  (15,585,833)          (12,941,617)     (10,019,802)      (9,323,817)     (47,802,262)     (84,995,869)
---------------- --------------------- ---------------- ---------------- ---------------- ----------------
  100,942,613           168,908,478       96,057,829      177,371,475      (47,383,514)    (120,269,490)
---------------- --------------------- ---------------- ---------------- ---------------- ----------------
  136,638,752           143,638,285      169,330,884       89,259,950       49,537,282     (508,110,247)
  186,022,258            42,383,973      140,033,926       50,773,976      589,682,261    1,097,792,508
---------------- --------------------- ---------------- ---------------- ---------------- ----------------
$ 322,661,010         $ 186,022,258    $ 309,364,810    $ 140,033,926    $ 639,219,543    $ 589,682,261
================ ===================== ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                               VARIABLE B                         VARIABLE C
                                                      INVESTMENT DIVISION                INVESTMENT DIVISION
                                          ---------------------------------- ---------------------------------
                                                  2009               2008           2009               2008
                                          --------------- ------------------ -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $ 106,053          $ (40,838)      $ 14,361            $ 7,121
  Net realized gains (losses)               (1,250,818)          (111,529)      (208,847)            10,421
  Change in net unrealized gains (losses)
     on investments                          3,651,500         (9,765,246)       358,311           (789,938)
                                          --------------- ------------------ -------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations      2,506,735         (9,917,613)       163,825           (772,396)
                                          --------------- ------------------ -------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                             1,794             13,944             --              7,765
  Net transfers (including fixed
     account)                                       --           (312,772)            --            (16,729)
  Contract charges                                  --                 --             --                 (3)
  Transfers for contract benefits and
     terminations                           (2,218,161)        (3,069,126)      (310,447)          (260,895)
                                          --------------- ------------------ -------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 (2,216,367)        (3,367,954)      (310,447)          (269,862)
                                          --------------- ------------------ -------------- ------------------
     Net increase (decrease) in
       net assets                              290,368        (13,285,567)      (146,622)        (1,042,258)
NET ASSETS:
  Beginning of year                         14,787,926         28,073,493      1,191,340          2,233,598
                                          --------------- ------------------ -------------- ------------------
  End of year                             $ 15,078,294       $ 14,787,926    $ 1,044,718        $ 1,191,340
                                          =============== ================== ============== ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

                                                                                          MIST AMERICAN
MIST AMERICAN FUNDS BALANCED ALLOCATION    MIST AMERICAN FUNDS GROWTH ALLOCATION           FUNDS GROWTH
                    INVESTMENT DIVISION                      INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------------------------ ---------------------------------------- ----------------------
         2009                   2008 (c)            2009                 2008 (c)               2009 (d)
---------------- ------------------------- ---------------- ----------------------- ----------------------
 $ (1,897,602)              $ 2,005,446     $ (2,562,417)            $ 3,733,857             $ (265,677)
     (402,420)                 (355,370)         231,324                (120,462)                    14
   40,665,645               (15,004,519)      63,675,843             (33,400,127)             7,000,295
---------------- ------------------------- ---------------- ----------------------- ----------------------
   38,365,623               (13,354,443)      61,344,750             (29,786,732)             6,734,632
---------------- ------------------------- ---------------- ----------------------- ----------------------
  110,245,829                20,399,671       60,500,983              44,728,651             43,621,474
   62,442,288                57,701,640       61,786,117              85,395,049             14,721,162
     (601,243)                  (48,734)      (1,216,456)               (167,615)                    --
   (5,112,682)                 (957,048)      (4,876,752)             (1,162,654)              (201,254)
---------------- ------------------------- ---------------- ----------------------- ----------------------
  166,974,192                77,095,529      116,193,892             128,793,431             58,141,382
---------------- ------------------------- ---------------- ----------------------- ----------------------
  205,339,815                63,741,086      177,538,642              99,006,699             64,876,014
   63,741,086                        --       99,006,699                      --                     --
---------------- ------------------------- ---------------- ----------------------- ----------------------
$ 269,080,901              $ 63,741,086    $ 276,545,341            $ 99,006,699           $ 64,876,014
================ ========================= ================ ======================= ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                           MIST AMERICAN
                                          MIST AMERICAN FUNDS MODERATE ALLOCATION             FUNDS BOND
                                                              INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ------------------------------------------ ----------------------
                                                   2009                   2008 (c)               2009 (d)
                                          ---------------- ------------------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (3,299,168)              $ 3,654,476              $ (73,532)
  Net realized gains (losses)                  (100,829)                 (638,030)                 2,321
  Change in net unrealized gains (losses)
     on investments                          58,690,180               (19,899,584)               457,696
                                          ---------------- ------------------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations      55,290,183               (16,883,138)               386,485
                                          ---------------- ------------------------- ----------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                        147,047,633                55,277,073             13,771,148
  Net transfers (including fixed
     account)                               121,843,010                81,208,138              5,608,652
  Contract charges                           (1,269,523)                  (83,463)                    --
  Transfers for contract benefits and
     terminations                            (8,491,061)               (2,606,759)               (61,981)
                                          ---------------- ------------------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 259,130,059               133,794,989             19,317,819
                                          ---------------- ------------------------- ----------------------
     Net increase (decrease) in
       net assets                           314,420,242               116,911,851             19,704,304
NET ASSETS:
  Beginning of year                         116,911,851                        --                     --
                                          ---------------- ------------------------- ----------------------
  End of year                             $ 431,332,093             $ 116,911,851           $ 19,704,304
                                          ================ ========================= ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

 MIST MET/TEMPLETON GROWTH       MIST MET/FRANKLIN INCOME    MIST MET/FRANKLIN MUTUAL SHARES
       INVESTMENT DIVISION            INVESTMENT DIVISION                INVESTMENT DIVISION
----------------------------- ------------------------------ ----------------------------------
       2009        2008 (c)           2009        2008 (c)           2009            2008 (c)
-------------- -------------- --------------- -------------- --------------- ------------------
  $ (68,747)       $ 1,515      $ (217,160)     $ 159,271      $ (134,457)         $ 112,826
     70,236        (15,247)         20,230        (70,887)         25,384            (88,815)
  1,775,371       (414,664)      4,472,066     (1,092,658)      3,013,859         (1,009,260)
-------------- -------------- --------------- -------------- --------------- ------------------
  1,776,860       (428,396)      4,275,136     (1,004,274)      2,904,786           (985,249)
-------------- -------------- --------------- -------------- --------------- ------------------
  3,057,181      1,419,225       6,804,077      3,156,930       5,302,206          1,617,727
  2,827,470      1,195,992       8,585,239      6,495,653       5,604,534          4,035,016
    (14,763)          (615)        (58,746)        (2,542)        (33,381)            (2,626)
   (223,248)       (18,349)       (931,883)      (158,775)       (551,744)           (62,448)
-------------- -------------- --------------- -------------- --------------- ------------------
  5,646,640      2,596,253      14,398,688      9,491,266      10,321,615          5,587,669
-------------- -------------- --------------- -------------- --------------- ------------------
  7,423,500      2,167,857      18,673,824      8,486,992      13,226,401          4,602,420
  2,167,857             --       8,486,992             --       4,602,420                 --
-------------- -------------- --------------- -------------- --------------- ------------------
$ 9,591,357    $ 2,167,857    $ 27,160,816    $ 8,486,992    $ 17,828,821        $ 4,602,420
============== ============== =============== ============== =============== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                  MIST MET/TEMPLETON
                                           MIST MET/FRANKLIN TEMPLETON            MIST DREMAN          INTERNATIONAL
                                                     FOUNDING STRATEGY        SMALL CAP VALUE              BOND FUND
                                                   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ------------------------------- ---------------------- ----------------------
                                                  2009         2008 (c)               2009 (d)               2009 (a)
                                          --------------- --------------- ---------------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ (463,119)      $ 261,654              $ (10,620)              $ (1,811)
  Net realized gains (losses)                  179,768        (491,774)                 4,436                    275
  Change in net unrealized gains (losses)
     on investments                         10,412,976      (3,971,896)               388,081                 18,908
                                          --------------- --------------- ---------------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations     10,129,625      (4,202,016)               381,897                 17,372
                                          --------------- --------------- ---------------------- ----------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         8,971,398       6,348,315              2,079,673                502,955
  Net transfers (including fixed
     account)                               13,000,647      17,837,792                533,770                182,529
  Contract charges                            (225,087)        (27,546)                    --                     --
  Transfers for contract benefits and
     terminations                           (1,350,891)       (189,597)                (2,506)                (3,545)
                                          --------------- --------------- ---------------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 20,396,067      23,968,964              2,610,937                681,939
                                          --------------- --------------- ---------------------- ----------------------
     Net increase (decrease) in
       net assets                           30,525,692      19,766,948              2,992,834                699,311
NET ASSETS:
  Beginning of year                         19,766,948              --                     --                     --
                                          --------------- --------------- ---------------------- ----------------------
  End of year                             $ 50,292,640    $ 19,766,948            $ 2,992,834              $ 699,311
                                          =============== =============== ====================== ======================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

 MIST LOOMIS SAYLES      MIST MFS EMERGING           MIST PIONEER
     GLOBAL MARKETS         MARKETS EQUITY       STRATEGIC INCOME               AMERICAN FUNDS GROWTH
INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION                 INVESTMENT DIVISION
---------------------- ---------------------- ---------------------- -----------------------------------
            2009 (d)               2009 (d)               2009 (d)              2009          2008 (e)
---------------------- ---------------------- ---------------------- ------------------ ----------------
           $ (8,566)             $ (30,559)             $ (14,528)      $ (6,906,304)    $ (7,216,270)
              4,181                 46,359                  1,300        (23,827,315)     121,024,908
            257,599              1,189,425                412,399        309,212,310     (716,070,784)
---------------------- ---------------------- ---------------------- ------------------ ----------------
            253,214              1,205,225                399,171        278,478,691     (602,262,146)
---------------------- ---------------------- ---------------------- ------------------ ----------------
          2,009,307              6,497,469              4,706,871         58,204,596       96,394,662
            802,491              1,872,180              2,352,820         (8,881,832)     (15,889,231)
                 --                     --                     --         (2,310,800)      (1,956,047)
            (39,122)               (27,207)               (31,945)       (57,281,692)     (81,354,572)
---------------------- ---------------------- ---------------------- ------------------ ----------------
          2,772,676              8,342,442              7,027,746        (10,269,728)      (2,805,188)
---------------------- ---------------------- ---------------------- ------------------ ----------------
          3,025,890              9,547,667              7,426,917        268,208,963     (605,067,334)
                 --                     --                     --        752,066,110    1,357,133,444
---------------------- ---------------------- ---------------------- ------------------ ----------------
        $ 3,025,890            $ 9,547,667            $ 7,426,917    $ 1,020,275,073    $ 752,066,110
====================== ====================== ====================== ================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                            AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                     INVESTMENT DIVISION                           INVESTMENT DIVISION
                                          --------------------------------- ---------------------------------------------
                                                   2009          2008 (e)            2009                      2008 (e)
                                          ---------------- ---------------- ---------------- ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 1,070,101      $ 1,627,898     $ (4,748,344)                $ (7,880,461)
  Net realized gains (losses)               (13,511,260)      43,858,478      (22,105,780)                  59,152,745
  Change in net unrealized gains (losses)
     on investments                         160,509,006     (381,634,663)     212,375,648                 (428,478,291)
                                          ---------------- ---------------- ---------------- ----------------------------
     Net increase (decrease) in net
       assets resulting from operations     148,067,847     (336,148,287)     185,521,524                 (377,206,007)
                                          ---------------- ---------------- ---------------- ----------------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         49,769,676       50,219,013       43,902,177                   46,888,322
  Net transfers (including fixed
     account)                                  (907,252)     (51,891,610)      11,970,671                  (52,222,041)
  Contract charges                           (1,260,709)      (1,169,959)      (1,094,614)                    (941,994)
  Transfers for contract benefits and
     terminations                           (41,775,433)     (60,712,443)     (27,168,062)                 (40,623,249)
                                          ---------------- ---------------- ---------------- ----------------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                   5,826,282      (63,554,999)      27,610,172                  (46,898,962)
                                          ---------------- ---------------- ---------------- ----------------------------
     Net increase (decrease) in
       net assets                           153,894,129     (399,703,286)     213,131,696                 (424,104,969)
NET ASSETS:
  Beginning of year                         510,830,623      910,533,909      315,284,802                  739,389,771
                                          ---------------- ---------------- ---------------- ----------------------------
  End of year                             $ 664,724,752    $ 510,830,623    $ 528,416,498                $ 315,284,802
                                          ================ ================ ================ ============================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization


The accompanying notes are an integral part of these financial statements.

           AMERICAN FUNDS BOND
           INVESTMENT DIVISION
---------------------------------
         2009          2008 (e)
---------------- ----------------
  $ 2,345,950      $ 5,608,718
   (2,232,127)      (4,050,152)
   13,602,392      (18,747,384)
---------------- ----------------
   13,716,215      (17,188,818)
---------------- ----------------
    9,012,454       16,096,297
    6,950,953      (39,799,181)
     (375,912)        (285,505)
  (10,203,406)     (12,218,742)
---------------- ----------------
    5,384,089      (36,207,131)
---------------- ----------------
   19,100,304      (53,395,949)
  126,975,777      180,371,726
---------------- ----------------
$ 146,076,081    $ 126,975,777
================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Insurance Department.

On November 9, 2009, the Company combined The New England Variable Account, which is another separate account of the Company, with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2009. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. Each Investment Division of The New England Variable Account has been combined with the Investment Divisions of the Separate Account.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Metropolitan Series Fund, Inc. ("MSF")*
Fidelity Variable Insurance Products ("Fidelity VIP")
Calvert Variable Series, Inc. ("Calvert")
Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")

*See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF INVESTMENT DIVISIONS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions had net assets as of December 31, 2009:

MSF BlackRock Diversified Investment Division*
MSF BlackRock Aggressive Growth
Investment Division*
MSF MetLife Stock Index Investment Division*
MSF Artio International Stock Investment Division*
MSF FI Mid Cap Opportunities Investment Division*
MSF T. Rowe Price Small Cap Growth
Investment Division*
MSF Oppenheimer Global Equity
Investment Division*
MSF MFS Value Investment Division*
MSF Neuberger Berman Mid Cap Value
Investment Division*
MSF T. Rowe Price Large Cap Growth
Investment Division*
MSF Barclays Capital Aggregate Bond Index
Investment Division*
MSF Morgan Stanley EAFE Index
Investment Division*
MSF Russell 2000 Index Investment Division*
MSF Jennison Growth Investment Division*
MSF BlackRock Strategic Value Investment Division*
MSF MetLife Mid Cap Stock Index
Investment Division*
MSF Loomis Sayles Small Cap Growth
Investment Division*

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)

MSF BlackRock Bond Income Investment Division*
MSF BlackRock Money Market Investment Division*
MSF Davis Venture Value Investment Division*
MSF Loomis Sayles Small Cap Core
Investment Division*
MSF Met/Artisan Mid Cap Value Investment Division*
MSF Western Asset Management Strategic Bond
Opportunities Investment Division*
MSF Western Asset Management U.S. Government
Investment Division*
MSF FI Value Leaders Investment Division*
MSF MFS Total Return Investment Division*
MSF BlackRock Legacy Large Cap Growth
Investment Division*
MSF MetLife Conservative Allocation Investment Division*
MSF MetLife Conservative to Moderate Allocation
Investment Division*
MSF MetLife Moderate Allocation
Investment Division*
MSF MetLife Moderate to Aggressive Allocation
Investment Division*
MSF MetLife Aggressive Allocation
Investment Division*
MSF Met/Dimensional International Small Company
Investment Division
MSF Van Eck Global Natural Resources
Investment Division (b)
MSF Zenith Equity Investment Division
Fidelity VIP Money Market Investment Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP Growth Investment Division
Fidelity VIP Funds Manager 60%
Investment Division (b)
Calvert Social Balanced Investment Division
Calvert Social Mid Cap Growth Investment Division
MIST Lord Abbett Bond Debenture
Investment Division*
MIST MFS Research International
Investment Division*
MIST T. Rowe Price Mid Cap Growth
Investment Division*
MIST PIMCO Total Return Investment Division*
MIST RCM Technology Investment Division*
MIST Lazard Mid Cap Investment Division*
MIST Met/AIM Small Cap Growth
Investment Division*
MIST Harris Oakmark International
Investment Division*
MIST Oppenheimer Capital Appreciation
Investment Division*
MIST Legg Masson Partners Aggressive
Growth Investment Division*
MIST Third Avenue Small Cap Value
Investment Division
MIST Clarion Global Real Estate Investment Division*
MIST Legg Masson Value Equity
Investment Division*
MIST SSgA Growth ETF Investment Division*
MIST SSgA Growth and Income ETF
Investment Division*
MIST PIMCO Inflation Protected Bond
Investment Division*
MIST Janus Forty Investment Division*
MIST BlackRock Large Cap Core
Investment Division*
Variable B Investment Division (a)
Variable C Investment Division (a)
MIST American Funds Balanced Allocation
Investment Division*
MIST American Funds Growth Allocation
Investment Division*
MIST American Funds Growth Investment Division
MIST American Funds Moderate Allocation
Investment Division*
MIST American Funds Bond Investment Division
MIST Met/Templeton Growth Investment Division*
MIST Met/Franklin Income Investment Division*
MIST Met/Franklin Mutual Shares
Investment Division*
MIST Met/Franklin Templeton Founding Strategy
Investment Division*
MIST Dreman Small Cap Value Investment Division
MIST Met/Templeton International Bond Fund
Investment Division (b)
MIST Loomis Sayles Global Markets
Investment Division
MIST MFS Emerging Markets Equity
Investment Division
MIST Pioneer Strategic Income Investment Division
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization
Investment Division
American Funds Bond Investment Division

(a) Variable B Investment Division and Variable C Investment Division only invest in the BlackRock Large Cap Core Portfolio.
(b) This Investment Division began operations during the year ended December 31, 2009.
* This Investment Division invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)

B. The following Investment Division had no net assets as of December 31, 2009:

Variable D Investment Division

3. PORTFOLIO CHANGES

The following Investment Division ceased operations during the year ended December 31, 2009:

MSF FI Large Cap Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                          NEW NAME
(MSF) Julius Baer International Stock Portfolio      (MSF) Artio International Stock Portfolio
(MSF) Lehman Brothers Aggregate Bond Index           (MSF) Barclays Capital Aggregate Bond Index
Portfolio                                            Portfolio
(MSF) Franklin Templeton Small Cap Growth            (MSF) Loomis Sayles Small Cap Growth Portfolio
Portfolio
(MSF) Loomis Sayles Small Cap Portfolio              (MSF) Loomis Sayles Small Cap Core Portfolio
(MSF) Harris Oakmark Focused Value Portfolio         (MSF) Met/Artisan Mid Cap Value Portfolio

MERGER:

FORMER PORTFOLIO                                     NEW PORTFOLIO
(MSF) FI Large Cap Portfolio                         (MSF) BlackRock Legacy Large Cap Growth Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Investment Divisions. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION
The Investment Divisions' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Investment Divisions.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

NET TRANSFERS
Funds transferred by the contract owner into or out of the Investment Divisions within the Separate Account or into and out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Investment Divisions.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Divisions:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE -- For a charge that includes the Mortality and Expense Risk charge and a guaranteed withdrawal benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk             0.50% - 2.05%
                                       ---------------
Administrative                         0.20% - 0.75%
                                       ---------------
Optional Death Benefit Rider           0.10% - 0.35%
                                       ---------------
Earnings Preservation Benefit                  0.25%
                                       ---------------
Guaranteed Withdrawal Benefit for Life 0.90% - 1.05%
                                       ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $15 to $30 is assessed on an annual basis for Contracts, which may be waived, if the Contract reaches a certain asset size or under certain circumstances. In addition, most Contracts impose a surrender charge which ranges from 0% to 9%, if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose the optional enhanced death benefit and optional living benefit riders, these charges range from 0.50% to 1.50% of the riders death or benefit base and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisors, LLC.

6. STATEMENTS OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                       ------------------------ ----------------------------
                                                                                      COST OF       PROCEEDS
                                                           SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                       ---------- ------------- ------------- --------------
MSF BlackRock Diversified Investment Division          50,134,149   819,056,824    41,273,227    102,756,364
MSF BlackRock Aggressive Growth Investment Division    20,649,765   455,764,089    21,388,161     46,760,260
MSF MetLife Stock Index Investment Division            91,778,891 2,715,807,617   240,917,987    233,045,280
MSF Artio International Stock Investment Division      20,952,684   237,417,262    13,070,999     22,562,632
MSF FI Mid Cap Opportunities Investment Division       26,107,251   517,611,616    17,622,714     29,469,625
MSF T.Rowe Price Small Cap Growth Investment Division  15,290,789   184,403,593    18,124,760     17,677,347
MSF Oppenheimer Global Equity Investment Division      14,182,538   191,115,921    20,458,120     16,637,442
MSF MFS Value Investment Division                      22,344,042   284,416,923    17,586,129     26,438,147
MSF Neuberger Berman Mid Cap Value Investment Division 24,781,534   456,280,023    27,168,645     39,156,420
MSF T.Rowe Price Large Cap Growth Investment Division  14,284,393   181,525,896    14,213,810     17,943,021
MSF Barclays Capital Aggregate Bond Index
  Investment Division                                  83,331,502   885,003,972   228,345,895     82,520,229
MSF Morgan Stanley EAFE Index Investment Division      36,254,333   422,776,001    58,640,146     36,377,247
MSF Russell 2000 Index Investment Division             21,866,685   263,160,504    32,959,042     25,835,455
MSF Jennison Growth Investment Division                 4,419,400    46,038,766    16,542,197      4,620,892
MSF BlackRock Strategic Value Investment Division      28,190,426   432,348,144    10,642,516     31,752,540
MSF MetLife Mid Cap Stock Index Investment Division    28,943,290   351,535,015    43,158,087     27,460,154
MSF Loomis Sayles Small Cap Growth Investment Division    778,529    45,560,630     4,450,312      4,181,792
MSF BlackRock Large Cap Value Investment Division      18,218,247   214,008,548    30,649,771     15,509,786
MSF BlackRock Bond Income Investment Division           4,269,247   454,415,665    67,446,409     58,201,060
MSF BlackRock Money Market Investment Division            784,821    78,482,153    24,471,679     39,703,639
MSF Davis Venture Value Investment Division            17,833,773   512,580,994    53,274,052     32,477,093
MSF Loomis Sayles Small Cap Core Investment Division    4,972,412   161,819,126    14,679,854     13,481,113
MSF Met/Artisan Mid Cap Value Investment Division       1,437,122   309,114,823    10,882,447     25,175,028

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MSF Western Asset Management Strategic Bond Opportunities
  Investment Division                                      20,683,573   249,660,351    38,154,627     33,836,586
MSF Western Asset Management U.S. Government
  Investment Division                                      18,329,102   220,902,478    44,635,364     20,569,437
MSF FI Value Leaders Investment Division                      551,577    97,382,040     6,828,655     10,028,039
MSF MFS Total Return Investment Division                    1,104,107   151,607,122    16,778,206     16,415,485
MSF BlackRock Legacy Large Cap Growth
  Investment Division                                       5,053,802   109,525,343    27,508,542     13,220,521
MSF MetLife Conservative Allocation Investment Division    27,306,193   282,333,163   111,988,661     16,944,153
MSF MetLife Conservative to Moderate Allocation
  Investment Division                                      77,468,437   806,265,987   208,990,312     21,568,396
MSF MetLife Moderate Allocation Investment Division       211,209,292 2,205,640,652   599,689,654     15,569,544
MSF MetLife Moderate to Aggressive Allocation
  Investment Division                                     149,960,332 1,620,709,263   233,972,001     35,303,955
MSF MetLife Aggressive Allocation Investment Division       8,883,558    93,792,865    19,986,520      9,215,638
MSF Met/Dimensional International Small Company
  Investment Division (c)                                      75,011       983,196     1,060,970         87,998
MSF Van Eck Global Natural Resources
  Investment Division (a)                                     373,535     5,150,052     5,165,409         16,300
MSF Zenith Equity Investment Division                         301,988   111,768,917    16,258,449     14,478,955
Fidelity VIP Money Market Investment Division              15,639,430    15,639,430     5,823,259      5,007,122
Fidelity VIP Equity-Income Investment Division              5,291,598   119,721,021     2,912,734      9,980,915
Fidelity VIP Growth Investment Division                     2,619,407   103,170,224     1,422,197      5,823,092
Fidelity VIP Investment Grade Bond Investment Division      1,735,502    21,978,056     4,858,607      1,539,738
Fidelity VIP Funds Manager 60% Investment Division (b)         28,234       252,439       252,439             --
Calvert Social Balanced Investment Division                30,925,373    57,562,982     2,797,573      3,754,856
Calvert Social Mid Cap Growth Investment Division             374,497     8,887,555       430,745        655,320
MIST Lord Abbett Bond Debenture Investment Division        21,137,856   248,400,794    52,386,057     21,605,249
MIST MFS Research International Investment Division        26,305,172   309,332,816    34,157,350     25,332,730
MIST T. Rowe Price Mid Cap Growth Investment Division      25,247,879   200,323,638    35,746,518     17,687,160
MIST PIMCO Total Return Investment Division                62,641,717   718,718,999   258,787,018     33,083,065
MIST RCM Technology Investment Division                    30,481,807   124,323,222    34,492,722     10,222,486
MIST Lazard Mid Cap Investment Division                     5,348,564    64,935,126     6,029,840      5,504,603
MIST Met/AIM Small Cap Growth Investment Division           2,785,737    34,168,421     6,821,789      3,126,552
MIST Harris Oakmark International Investment Division      25,560,671   373,820,313    75,062,758     19,174,187
MIST Oppenheimer Capital Appreciation Investment Division   6,811,927    45,879,182    12,025,023      3,784,250
MIST Legg Masson Partners Aggressive Growth
  Investment Division                                       3,495,145    25,455,927     3,501,249      3,253,153
MIST Third Avenue Small Cap Value Investment Division         612,645     8,828,684     1,463,868        327,547
MIST Clarion Global Real Estate Investment Division        21,108,909   293,583,251    18,636,187     19,966,741
MIST Legg Masson Value Equity Investment Division           3,667,422    30,400,925     6,897,176      4,040,367
MIST SSgA Growth ETF Investment Division                    5,555,149    49,018,721    43,004,723      3,896,224
MIST SSgA Growth and Income ETF Investment Division        17,693,452   165,780,288   156,721,805      1,563,365
MIST PIMCO Inflation Protected Bond Investment Division    28,990,055   313,822,508   120,424,578     14,634,045
MIST Janus Forty Investment Division                        4,963,751   316,069,763   104,308,677     11,098,854
MIST BlackRock Large Cap Core Investment Division          81,832,632   876,299,102    25,886,125     70,826,569
Variable B Investment Division                              1,928,170    20,896,635       296,226      2,406,574
Variable C Investment Division                                133,594     1,452,384        17,377        313,456
MIST American Funds Balanced Allocation
  Investment Division                                      30,508,178   243,421,033   169,454,659      4,377,737
MIST American Funds Growth Allocation Investment Division  33,602,230   246,270,643   122,184,325      8,552,610
MIST American Funds Growth Investment Division              8,371,142    57,876,059    57,877,264          1,219
MIST American Funds Moderate Allocation
  Investment Division                                      46,731,648   392,542,522   259,876,292      4,045,132
MIST American Funds Bond Investment Division (c)            2,048,310    19,247,043    19,321,293         76,571

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ------------------------ ----------------------------
                                                                                         COST OF       PROCEEDS
                                                              SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------- ------------- --------------
MIST Met/Templeton Growth Investment Division              1,096,273     8,231,687     6,468,317        889,971
MIST Met/Franklin Income Investment Division               2,699,992    23,782,517    15,334,930      1,153,096
MIST Met/Franklin Mutual Shares Investment Division        2,206,677    15,825,358    10,921,577        733,970
MIST Met/Franklin Templeton Founding Strategy
  Investment Division                                      5,613,176    43,852,988    23,912,346      3,978,737
MIST Dreman Small Cap Value Investment Division (c)          239,840     2,605,124     2,638,967         38,279
MIST Met/Templeton International Bond Fund
  Investment Division (a)                                     63,593       680,619       694,194         13,850
MIST Loomis Sayles Global Markets Investment Division (c)    304,148     2,768,670     2,832,952         68,463
MIST MFS Emerging Markets Equity Investment Division (c)   1,011,445     8,358,616     8,654,283        342,026
MIST Pioneer Strategic Income Investment Division (c)        712,113     7,014,940     7,041,452         27,812
American Funds Growth Investment Division                 22,131,820 1,142,829,079    45,805,506     62,981,463
American Funds Growth-Income Investment Division          21,319,018   739,556,636    44,104,844     37,208,050
American Funds Global Small Capitalization
  Investment Division                                     29,770,077   619,739,029    54,397,622     31,535,584
American Funds Bond Investment Division                   14,279,370   158,703,227    22,348,640     14,618,380

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) Commenced on November 7, 2008 and began transactions in 2009.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          MSF BLACKROCK               MSF BLACKROCK                   MSF METLIFE
                                            DIVERSIFIED           AGGRESSIVE GROWTH                   STOCK INDEX
                                    INVESTMENT DIVISION         INVESTMENT DIVISION           INVESTMENT DIVISION
                               --------------------------- --------------------------- -----------------------------
                                     2009       2008 (e)         2009       2008 (e)          2009        2008 (e)
                               ------------- ------------- ------------- ------------- -------------- --------------
Units beginning of year        26,879,083    32,595,866    15,776,330    17,338,887     73,669,152     78,221,903
Units issued and transferred
  from other funding options    1,157,462     1,572,600     1,875,022     2,314,073     12,006,384     13,403,128
Units redeemed and transferred
  to other funding options     (4,518,009)   (7,289,383)   (2,904,093)   (3,876,630)   (14,577,605)   (17,955,879)
                               ------------- ------------- ------------- ------------- -------------- --------------
Units end of year              23,518,536    26,879,083    14,747,259    15,776,330     71,097,931     73,669,152
                               ============= ============= ============= ============= ============== ==============

                                        MSF OPPENHEIMER                          MSF        MSF NEUBERGER BERMAN
                                          GLOBAL EQUITY                    MFS VALUE               MID CAP VALUE
                                    INVESTMENT DIVISION          INVESTMENT DIVISION         INVESTMENT DIVISION
                               --------------------------- ---------------------------- ---------------------------
                                     2009       2008 (e)         2009        2008 (e)         2009       2008 (e)
                               ------------- ------------- ------------- -------------- ------------- -------------
Units beginning of year        11,151,246    12,354,209    23,729,130     27,806,454    21,460,291    23,818,947
Units issued and transferred
  from other funding options    2,158,903     1,911,741     3,966,156     28,666,735     3,837,280     4,557,380
Units redeemed and transferred
  to other funding options     (2,097,442)   (3,114,704)   (4,818,142)   (32,744,059)   (5,118,583)   (6,916,036)
                               ------------- ------------- ------------- -------------- ------------- -------------
Units end of year              11,212,707    11,151,246    22,877,144     23,729,130    20,178,988    21,460,291
                               ============= ============= ============= ============== ============= =============

                                            MSF RUSSELL                MSF JENNISON               MSF BLACKROCK
                                             2000 INDEX                      GROWTH             STRATEGIC VALUE
                                    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                               --------------------------- --------------------------- ---------------------------
                                     2009       2008 (e)         2009       2008 (e)         2009       2008 (e)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year        16,294,895    17,619,764     7,367,023     7,890,530    23,715,736    29,000,340
Units issued and transferred
  from other funding options    3,994,096     3,687,326     5,225,205     2,678,540     2,477,831     2,867,470
Units redeemed and transferred
  to other funding options     (4,096,507)   (5,012,195)   (2,370,485)   (3,202,047)   (4,804,536)   (8,152,074)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units end of year              16,192,484    16,294,895    10,221,743     7,367,023    21,389,031    23,715,736
                               ============= ============= ============= ============= ============= =============

                                          MSF BLACKROCK               MSF BLACKROCK                   MSF DAVIS
                                            BOND INCOME                MONEY MARKET               VENTURE VALUE
                                    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                               --------------------------- --------------------------- ---------------------------
                                     2009       2008 (e)         2009       2008 (e)         2009       2008 (e)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year        16,836,670    20,972,729    13,377,855    10,358,956    26,126,308    30,239,376
Units issued and transferred
  from other funding options    2,008,887     2,079,227     3,882,737    11,280,981     4,046,790     3,994,033
Units redeemed and transferred
  to other funding options     (3,467,764)   (6,215,286)   (8,205,077)   (8,262,082)   (5,311,641)   (8,107,101)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units end of year              15,377,793    16,836,670     9,055,515    13,377,855    24,861,457    26,126,308
                               ============= ============= ============= ============= ============= =============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization

               MSF ARTIO                      MSF FI           MSF T. ROWE PRICE
     INTERNATIONAL STOCK       MID CAP OPPORTUNITIES            SMALL CAP GROWTH
     INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------- --------------------------- ---------------------------
      2009       2008 (e)         2009       2008 (e)         2009       2008 (e)
------------- ------------- ------------- ------------- ------------- -------------
17,118,077    17,936,510    27,363,081    29,969,001    13,211,532    14,116,618
 2,448,777     3,615,045     3,603,028     4,712,790     2,370,603     2,486,813
(3,585,827)   (4,433,478)   (4,786,679)   (7,318,710)   (2,603,304)   (3,391,899)
------------- ------------- ------------- ------------- ------------- -------------
15,981,027    17,118,077    26,179,430    27,363,081    12,978,831    13,211,532
============= ============= ============= ============= ============= =============

       MSF T. ROWE PRICE          MSF BARCLAYS CAPITAL          MSF MORGAN STANLEY
        LARGE CAP GROWTH          AGGREGATE BOND INDEX                  EAFE INDEX
     INVESTMENT DIVISION           INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------- ----------------------------- ---------------------------
      2009       2008 (e)          2009        2008 (e)         2009       2008 (e)
------------- ------------- -------------- -------------- ------------- -------------
14,856,276    16,203,949     53,280,392     68,215,103    32,911,652    30,988,278
 2,719,558     3,282,531     18,411,203     12,078,740     8,268,305     9,597,616
(2,959,868)   (4,630,204)   (11,179,308)   (27,013,451)   (7,289,314)   (7,674,242)
------------- ------------- -------------- -------------- ------------- -------------
14,615,966    14,856,276     60,512,287     53,280,392    33,890,643    32,911,652
============= ============= ============== ============== ============= =============

             MSF METLIFE          MSF LOOMIS SAYLES               MSF BLACKROCK
     MID CAP STOCK INDEX           SMALL CAP GROWTH             LARGE CAP VALUE
     INVESTMENT DIVISION        INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------- -------------------------- ---------------------------
      2009       2008 (e)        2009       2008 (e)         2009       2008 (e)
------------- ------------- ------------ ------------- ------------- -------------
22,949,647    23,583,090    4,490,130     5,050,433    15,206,819    16,168,974
 5,810,132     7,367,008    1,048,259     1,051,278     5,298,039     4,263,413
(5,157,777)   (8,000,451)    (975,828)   (1,611,581)   (3,661,128)   (5,225,568)
------------- ------------- ------------ ------------- ------------- -------------
23,602,002    22,949,647    4,562,561     4,490,130    16,843,730    15,206,819
============= ============= ============ ============= ============= =============

       MSF LOOMIS SAYLES             MSF MET/ARTISAN    MSF WESTERN ASSET MANAGEMENT
          SMALL CAP CORE               MID CAP VALUE    STRATEGIC BOND OPPORTUNITIES
     INVESTMENT DIVISION         INVESTMENT DIVISION             INVESTMENT DIVISION
--------------------------- --------------------------- -------------------------------
      2009       2008 (e)         2009       2008 (e)         2009           2008 (e)
------------- ------------- ------------- ------------- ------------- -----------------
10,338,609    12,589,778    13,047,548    16,773,744    15,406,849        19,927,428
 1,518,790     1,740,407     1,406,064     1,484,466     2,043,168         2,209,072
(2,346,643)   (3,991,576)   (2,957,225)   (5,210,662)   (3,835,565)       (6,729,651)
------------- ------------- ------------- ------------- ------------- -----------------
 9,510,756    10,338,609    11,496,387    13,047,548    13,614,452        15,406,849
============= ============= ============= ============= ============= =================

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                        MSF WESTERN ASSET                      MSF FI                     MSF MFS
                               MANAGEMENT U.S. GOVERNMENT               VALUE LEADERS                TOTAL RETURN
                                      INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                               ----------------------------- --------------------------- ---------------------------
                                     2009         2008 (e)         2009       2008 (e)         2009       2008 (e)
                               ------------- --------------- ------------- ------------- ------------- -------------
Units beginning of year        13,590,779      15,975,615     7,122,172     9,038,999     9,513,697    11,900,145
Units issued and transferred
  from other funding options    3,625,913       3,114,298       617,529       738,914       829,615     1,083,935
Units redeemed and transferred
  to other funding options     (2,841,476)     (5,499,134)   (1,541,872)   (2,655,741)   (1,872,687)   (3,470,383)
                               ------------- --------------- ------------- ------------- ------------- -------------
Units end of year              14,375,216      13,590,779     6,197,829     7,122,172     8,470,625     9,513,697
                               ============= =============== ============= ============= ============= =============

                                                                            MSF METLIFE
                                              MSF METLIFE                   MODERATE TO                 MSF METLIFE
                                      MODERATE ALLOCATION         AGGRESSIVE ALLOCATION       AGGRESSIVE ALLOCATION
                                      INVESTMENT DIVISION           INVESTMENT DIVISION         INVESTMENT DIVISION
                               ----------------------------- ----------------------------- ---------------------------
                                      2009        2008 (e)          2009        2008 (e)         2009       2008 (e)
                               -------------- -------------- -------------- -------------- ------------- -------------
Units beginning of year        140,869,174    102,023,736    120,035,284     87,404,290     7,121,224     6,432,595
Units issued and transferred
  from other funding options    71,776,122     58,527,061     33,908,031     48,555,560     3,041,332     2,877,462
Units redeemed and transferred
  to other funding options     (15,230,400)   (19,681,623)   (13,384,271)   (15,924,566)   (1,838,319)   (2,188,833)
                               -------------- -------------- -------------- -------------- ------------- -------------
Units end of year              197,414,896    140,869,174    140,559,044    120,035,284     8,324,237     7,121,224
                               ============== ============== ============== ============== ============= =============

                                           FIDELITY VIP              FIDELITY VIP             FIDELITY VIP
                                          EQUITY-INCOME                    GROWTH    INVESTMENT GRADE BOND
                                    INVESTMENT DIVISION       INVESTMENT DIVISION      INVESTMENT DIVISION
                               --------------------------- ------------------------- ------------------------
                                     2009       2008 (e)        2009         2008        2009         2008
                               ------------- ------------- ------------ ------------ ----------- ------------
Units beginning of year         7,160,081     9,099,278    2,438,573    2,815,092     730,222      841,730
Units issued and transferred
  from other funding options      284,294       368,941      152,628      217,136     166,365      115,424
Units redeemed and transferred
  to other funding options     (1,421,112)   (2,308,138)    (298,894)    (593,655)   (101,993)    (226,932)
                               ------------- ------------- ------------ ------------ ----------- ------------
Units end of year               6,023,263     7,160,081    2,292,307    2,438,573     794,594      730,222
                               ============= ============= ============ ============ =========== ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization

           MSF BLACKROCK                 MSF METLIFE    MSF METLIFE CONSERVATIVE TO
 LEGACY LARGE CAP GROWTH     CONSERVATIVE ALLOCATION            MODERATE ALLOCATION
     INVESTMENT DIVISION         INVESTMENT DIVISION            INVESTMENT DIVISION
--------------------------- --------------------------- ------------------------------
      2009       2008 (e)         2009       2008 (e)         2009          2008 (e)
------------- ------------- ------------- ------------- ------------- ----------------
12,006,106    13,541,313    17,373,413    10,388,575    55,768,665       40,982,217
 2,554,090     3,048,164    12,997,931    13,753,262    26,307,884       26,871,466
(3,249,909)   (4,583,371)   (4,456,017)   (6,768,424)   (9,059,743)     (12,085,018)
------------- ------------- ------------- ------------- ------------- ----------------
11,310,287    12,006,106    25,915,327    17,373,413    73,016,806       55,768,665
============= ============= ============= ============= ============= ================

     MSF MET/
  DIMENSIONAL       MSF VAN ECK
INTERNATIONAL    GLOBAL NATURAL
SMALL COMPANY         RESOURCES                 MSF ZENITH            FIDELITY VIP
   INVESTMENT        INVESTMENT                     EQUITY            MONEY MARKET
     DIVISION          DIVISION        INVESTMENT DIVISION     INVESTMENT DIVISION
---------------- ----------------- -------------------------- -----------------------
      2009 (d)          2009 (a)        2009       2008 (e)       2009        2008
---------------- ----------------- ------------ ------------- ----------- -----------
           --                --    5,123,370     6,395,674     864,063     933,116
       89,027           392,691      147,858       191,015     523,879     820,715
      (12,940)          (13,435)    (951,143)   (1,463,319)   (445,804)   (889,768)
---------------- ----------------- ------------ ------------- ----------- -----------
       76,087           379,256    4,320,085     5,123,370     942,138     864,063
================ ================= ============ ============= =========== ===========

FIDELITY VIP
       FUNDS
 MANAGER 60%            CALVERT SOCIAL         CALVERT SOCIAL
  INVESTMENT                  BALANCED         MID CAP GROWTH
    DIVISION       INVESTMENT DIVISION    INVESTMENT DIVISION
--------------- ------------------------- ----------------------
     2009 (b)        2009         2008       2009        2008
--------------- ------------ ------------ ---------- -----------
          --    1,958,099    2,076,677    377,930     395,084
      28,017      203,116      241,535     38,727      50,976
          --     (259,321)    (360,113)   (45,746)    (68,130)
--------------- ------------ ------------ ---------- -----------
      28,017    1,901,894    1,958,099    370,911     377,930
=============== ============ ============ ========== ===========

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                       MIST LORD ABBETT           MIST MFS RESEARCH          MIST T. ROWE PRICE
                                         BOND DEBENTURE               INTERNATIONAL              MID CAP GROWTH
                                    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                               --------------------------- --------------------------- ---------------------------
                                     2009       2008 (e)         2009       2008 (e)         2009       2008 (e)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year        13,513,284    16,100,140    23,286,391    12,766,518    22,042,286    22,430,313
Units issued and transferred
  from other funding options    3,952,325     2,807,136     5,480,932    16,157,504     8,373,897     8,369,258
Units redeemed and transferred
  to other funding options     (3,228,180)   (5,393,992)   (5,759,362)   (5,637,631)   (6,217,345)   (8,757,285)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units end of year              14,237,429    13,513,284    23,007,961    23,286,391    24,198,838    22,042,286
                               ============= ============= ============= ============= ============= =============

                                         MIST MET/AIM         MIST HARRIS OAKMARK            MIST OPPENHEIMER
                                     SMALL CAP GROWTH               INTERNATIONAL        CAPITAL APPRECIATION
                                  INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                               ------------------------- --------------------------- ---------------------------
                                    2009      2008 (e)         2009       2008 (e)         2009       2008 (e)
                               ------------ ------------ ------------- ------------- ------------- -------------
Units beginning of year        2,229,587    2,376,018    16,641,709    22,007,795     3,465,804     2,717,423
Units issued and transferred
  from other funding options     886,307      702,713     6,142,709     3,404,194     2,313,709     1,882,146
Units redeemed and transferred
  to other funding options      (540,613)    (849,144)   (4,018,908)   (8,770,280)   (1,044,153)   (1,133,765)
                               ------------ ------------ ------------- ------------- ------------- -------------
Units end of year              2,575,281    2,229,587    18,765,510    16,641,709     4,735,360     3,465,804
                               ============ ============ ============= ============= ============= =============

                                        MIST LEGG MASON                 MIST SSGA                  MIST SSGA
                                           VALUE EQUITY                GROWTH ETF      GROWTH AND INCOME ETF
                                    INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
                               --------------------------- ------------------------- --------------------------
                                     2009       2008 (e)        2009      2008 (e)         2009         2008
                               ------------- ------------- ------------ ------------ ------------- ------------
Units beginning of year         3,725,248     3,799,284      867,152    1,059,021     1,018,446      447,213
Units issued and transferred
  from other funding options    1,957,012     1,146,271    5,269,636      687,557    17,156,013      904,088
Units redeemed and transferred
  to other funding options     (1,412,706)   (1,220,307)    (705,986)    (879,426)     (965,249)    (332,855)
                               ------------- ------------- ------------ ------------ ------------- ------------
Units end of year               4,269,554     3,725,248    5,430,802      867,152    17,209,210    1,018,446
                               ============= ============= ============ ============ ============= ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization

               MIST PIMCO                     MIST RCM                MIST LAZARD
             TOTAL RETURN                   TECHNOLOGY                    MID CAP
      INVESTMENT DIVISION          INVESTMENT DIVISION        INVESTMENT DIVISION
---------------------------- ---------------------------- --------------------------
      2009        2008 (e)         2009        2008 (e)        2009       2008 (e)
------------- -------------- ------------- -------------- ------------ -------------
41,057,029     42,064,064    14,885,344     16,760,786    4,047,289     5,071,031
20,274,114     15,138,578    10,344,177      9,263,978      875,568       971,733
(7,944,253)   (16,145,613)   (4,949,630)   (11,139,420)    (915,418)   (1,995,475)
------------- -------------- ------------- -------------- ------------ -------------
53,386,890     41,057,029    20,279,891     14,885,344    4,007,439     4,047,289
============= ============== ============= ============== ============ =============

MIST LEGG MASON PARTNERS      MIST THIRD AVENUE         MIST CLARION GLOBAL
       AGGRESSIVE GROWTH        SMALL CAP VALUE                 REAL ESTATE
     INVESTMENT DIVISION    INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------- ---------------------- ---------------------------
     2009        2008 (e)      2009        2008          2009       2008 (e)
------------ -------------- ---------- ----------- ------------- -------------
3,430,823      4,023,244    420,511     372,086    16,424,718    17,894,107
  994,770        897,793    154,032     171,322     3,486,051     4,151,594
 (993,659)    (1,490,214)   (67,858)   (122,897)   (3,744,588)   (5,620,983)
------------ -------------- ---------- ----------- ------------- -------------
3,431,934      3,430,823    506,685     420,511    16,166,181    16,424,718
============ ============== ========== =========== ============= =============

              MIST PIMCO                MIST JANUS              MIST BLACKROCK
INFLATION PROTECTED BOND                     FORTY              LARGE CAP CORE
     INVESTMENT DIVISION       INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------- ------------------------- ---------------------------
      2009       2008 (e)        2009      2008 (e)         2009       2008 (e)
------------- ------------- ------------ ------------ ------------- -------------
16,609,891     3,482,189    1,337,831      278,638    22,354,205    25,988,537
12,106,626    21,567,464    1,093,369    1,473,908     2,250,244     1,403,067
(4,010,639)   (8,439,762)    (346,424)    (414,715)   (3,516,386)   (5,037,399)
------------- ------------- ------------ ------------ ------------- -------------
24,705,878    16,609,891    2,084,776    1,337,831    21,088,063    22,354,205
============= ============= ============ ============ ============= =============

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                    MIST AMERICAN FUNDS
                                          VARIABLE B              VARIABLE C        BALANCED ALLOCATION
                                 INVESTMENT DIVISION     INVESTMENT DIVISION        INVESTMENT DIVISION
                               ------------------------ ----------------------- --------------------------
                                     2009       2008          2009      2008          2009      2008 (c)
                               ------------- ---------- ------------- --------- ------------- ------------
Units beginning of year           142,021    167,124         9,309    11,081     9,087,721           --
Units issued and transferred
  from other funding options        1,126      5,794            --        52    23,830,149    9,842,135
Units redeemed and transferred
  to other funding options        (20,958)   (30,897)       (2,551)   (1,824)   (2,883,684)    (754,414)
                               ------------- ---------- ------------- --------- ------------- ------------
Units end of year                 122,189    142,021         6,758     9,309    30,034,186    9,087,721
                               ============= ========== ============= ========= ============= ============

                                 MIST MET/TEMPLETON         MIST MET/FRANKLIN        MIST MET/FRANKLIN
                                             GROWTH                    INCOME                   MUTUAL
                                INVESTMENT DIVISION       INVESTMENT DIVISION      INVESTMENT DIVISION
                               ----------------------- ------------------------- ------------------------
                                    2009    2008 (c)        2009      2008 (c)        2009     2008 (c)
                               ------------ ---------- ------------ ------------ ------------ -----------
Units beginning of year          329,768         --    1,062,043           --      696,867          --
Units issued and transferred
  from other funding options     972,605    358,964    1,988,398    1,206,547    1,783,789     816,893
Units redeemed and transferred
  to other funding options      (188,102)   (29,196)    (356,531)    (144,504)    (291,687)   (120,026)
                               ------------ ---------- ------------ ------------ ------------ -----------
Units end of year              1,114,271    329,768    2,693,910    1,062,043    2,188,969     696,867
                               ============ ========== ============ ============ ============ ===========

                               MIST PIONEER
                                  STRATEGIC
                                     INCOME              AMERICAN FUNDS              AMERICAN FUNDS
                                 INVESTMENT                      GROWTH               GROWTH-INCOME
                                   DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                               --------------- --------------------------- ---------------------------
                                    2009 (d)         2009       2008 (e)         2009       2008 (e)
                               --------------- ------------- ------------- ------------- -------------
Units beginning of year                  --     8,477,946     8,771,329     7,608,552     8,436,306
Units issued and transferred
  from other funding options        334,243     1,316,160     1,916,894     1,308,181     1,318,284
Units redeemed and transferred
  to other funding options          (10,727)   (1,532,553)   (2,210,277)   (1,385,627)   (2,146,038)
                               --------------- ------------- ------------- ------------- -------------
Units end of year                   323,516     8,261,553     8,477,946     7,531,106     7,608,552
                               =============== ============= ============= ============= =============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

(c) For the period April 28, 2008 to December 31, 2008.

(d) Commenced on November 7, 2008 and began transactions in 2009.

(e) See Note 1 -- Organization

                                    MIST                                      MIST
                                AMERICAN                                  AMERICAN
     MIST AMERICAN FUNDS    FUNDS GROWTH         MIST AMERICAN FUNDS    FUNDS BOND
       GROWTH ALLOCATION      INVESTMENT         MODERATE ALLOCATION    INVESTMENT
     INVESTMENT DIVISION        DIVISION         INVESTMENT DIVISION      DIVISION
--------------------------- --------------- --------------------------- -------------
      2009       2008 (c)        2009 (d)         2009       2008 (c)      2009 (d)
------------- ------------- --------------- ------------- ------------- -------------
15,561,108            --              --    15,201,857            --            --
20,818,089    16,499,825       8,454,214    33,794,035    17,024,075     2,060,899
(3,528,474)     (938,717)       (248,231)   (2,963,583)   (1,822,218)      (73,424)
------------- ------------- --------------- ------------- ------------- -------------
32,850,723    15,561,108       8,205,983    46,032,309    15,201,857     1,987,475
============= ============= =============== ============= ============= =============

                                                      MIST
                              MIST DREMAN    MET/TEMPLETON              MIST          MIST MFS
                                SMALL CAP    INTERNATIONAL     LOOMIS SAYLES          EMERGING
MIST MET/FRANKLIN TEMPLETON         VALUE        BOND FUND    GLOBAL MARKETS    MARKETS EQUITY
          FOUNDING STRATEGY    INVESTMENT       INVESTMENT        INVESTMENT        INVESTMENT
        INVESTMENT DIVISION      DIVISION         DIVISION          DIVISION          DIVISION
----------------------------- -------------  ---------------- ----------------- -----------------
     2009           2008 (c)      2009 (d)         2009 (a)          2009 (d)          2009 (d)
------------ ---------------- -------------  ---------------- ----------------- -----------------
2,808,700                --            --               --                --                --
3,730,680         3,381,640       249,367           67,042           300,088         1,016,520
 (908,306)         (572,940)      (10,954)          (2,907)          (22,329)          (94,357)
------------ ---------------- ------------- ---------------- ----------------- -----------------
5,631,074         2,808,700       238,413           64,135           277,759           922,163
============ ================ ============= ================ ================= =================

             AMERICAN FUNDS              AMERICAN FUNDS
GLOBAL SMALL CAPITALIZATION                        BOND
        INVESTMENT DIVISION         INVESTMENT DIVISION
------------------------------ ---------------------------
      2009          2008 (e)         2009       2008 (e)
------------- ---------------- ------------- -------------
21,297,918       23,822,033     9,086,361    11,530,901
 5,811,700        5,996,887     2,293,539     2,904,057
(4,962,704)      (8,521,002)   (1,959,678)   (5,348,597)
------------- ---------------- ------------- -------------
22,146,914       21,297,918     9,420,222     9,086,361
============= ================ ============= =============

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL RETURN(4)
                                                      LOWEST TO       NET           INCOME       LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)    ASSETS ($)    RATIO (%)     HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ------------- ------------- ---------------- -------------------
MSF BlackRock Diversified     2009       23,518,536 11.97 - 44.24   732,160,930      5.14          0.95 - 2.30    14.34 - 16.20
  Investment Division         2008 (a)   26,879,083 10.30 - 38.07   719,674,176      2.84          0.95 - 2.30 (25.52) - (25.50)
                              2007 (a)   32,595,866 13.83 - 51.10 1,170,554,586      2.58          0.95 - 2.30      4.85 - 4.89
                              2006 (a)   37,526,410 13.19 - 48.72 1,283,770,959      2.46          0.95 - 2.30      9.51 - 9.55
                              2005 (a)   43,701,873 12.04 - 44.49 1,364,057,168      1.61          0.95 - 2.30      2.03 - 2.09
MSF BlackRock Aggressive      2009       14,747,259 12.07 - 47.42   479,958,097      0.18          0.95 - 2.30    45.67 - 48.03
  Growth Investment Division  2008 (a)   15,776,330  8.20 - 32.04   344,820,349        --          0.95 - 2.30 (53.22) - (46.23)
                              2007 (a)   17,338,887 17.53 - 59.59   701,871,205        --          0.95 - 2.30    19.41 - 19.44
                              2006 (a)   19,464,489 14.68 - 49.89   657,568,742        --          0.95 - 2.30      5.72 - 5.76
                              2005 (a)   22,316,913 13.88 - 47.19   713,891,726        --          0.95 - 2.30      9.64 - 9.67
MSF MetLife Stock Index       2009       71,097,931  3.45 - 40.78 2,393,363,534      2.63          0.50 - 2.30    23.06 - 25.42
  Investment Division         2008 (a)   73,669,152  2.78 - 32.55 1,978,067,366      1.90          0.50 - 2.30 (38.08) - (37.57)
                              2007 (a)   78,221,903  4.49 - 52.14 3,349,337,677      1.00          0.50 - 2.30      3.70 - 4.45
                              2006 (a)   84,233,926  4.33 - 49.92 3,437,306,152      1.96          0.50 - 2.30    13.65 - 14.63
                              2005 (a)   91,610,450  3.81 - 43.55 3,245,166,810      1.58          0.95 - 2.30      2.97 - 3.86
MSF Artio International Stock 2009       15,981,027  1.36 - 15.91   197,024,423      0.60          0.95 - 2.30    19.12 - 21.03
  Investment Division         2008 (a)   17,118,077  1.13 - 13.15   171,501,812      3.04          0.95 - 2.30 (44.65) - (44.61)
                              2007 (a)   17,936,510  2.04 - 23.76   317,896,584      1.01          0.95 - 2.30      8.51 - 9.29
                              2006 (a)   19,598,686  1.88 - 21.74   303,786,074      1.40          0.95 - 2.30    15.34 - 15.39
                              2005 (a)   20,694,873  1.63 - 18.84   257,265,472      0.61          0.95 - 1.35    16.43 - 16.95
MSF FI Mid Cap Opportunities  2009       26,179,430  1.19 - 13.22   322,262,192      1.48          0.50 - 2.30    30.49 - 32.93
  Investment Division         2008 (a)   27,363,081   0.90 - 9.95   255,201,227      0.38          0.50 - 2.30 (56.10) - (55.04)
                              2007 (a)   29,969,001  2.05 - 22.13   630,513,389      0.12          0.65 - 2.30      6.77 - 7.32
                              2006 (a)   33,815,205  1.92 - 20.62   663,428,112      0.01          0.65 - 2.30    10.34 - 10.80
                              2005 (a)   38,242,555  1.74 - 18.61   674,076,217        --          0.65 - 2.30      4.82 - 5.92
MSF T. Rowe Price Small Cap   2009       12,978,831 11.44 - 15.33   184,207,700      0.27          0.50 - 2.30    35.49 - 38.07
  Growth Investment Division  2008 (a)   13,211,532  8.98 - 11.11   136,853,170        --          0.50 - 2.30 (37.77) - (36.66)
                              2007 (a)   14,116,618 14.43 - 17.54   232,434,680        --          0.50 - 2.30      7.05 - 9.01
                              2006 (a)   15,941,305 13.48 - 16.09   242,247,448        --          0.50 - 2.30      1.28 - 5.58
                              2005 (a)   16,889,235 13.31 - 15.24   250,453,441        --          0.65 - 2.30      8.21 - 9.96
MSF Oppenheimer Global Equity 2009       11,212,707 13.16 - 17.92   190,851,984      2.42          0.65 - 2.30    36.62 - 39.41
  Investment Division         2008 (a)   11,151,246  9.53 - 12.89   137,369,852      2.09          0.65 - 2.30 (41.32) - (40.93)
                              2007 (a)   12,354,209 16.24 - 21.82   258,911,083      1.06          0.95 - 2.30      4.98 - 5.46
                              2006 (a)   12,611,019 15.47 - 20.69   252,144,743      2.50          0.95 - 2.30     3.97 - 15.52
                              2005 (a)   12,115,978 14.88 - 17.91   211,024,792      0.56          0.95 - 2.30    15.08 - 15.10
MSF MFS Value Investment      2009       22,877,144  1.10 - 13.64   249,421,604        --          0.50 - 2.30    17.83 - 19.98
  Division                    2008 (a)   23,729,130  0.93 - 10.00   216,469,833      1.94          0.50 - 2.30 (34.51) - (34.04)
                              2007 (a)   27,806,454  1.42 - 15.16   384,902,007      0.70          0.50 - 2.30   (4.70) - (4.53)
                              2006 (a)   29,942,093  1.49 - 15.88   434,098,969      0.69          0.50 - 2.30    16.41 - 18.07
                              2005 (a)   33,487,196  1.28 - 13.45   410,644,186      0.64          0.60 - 2.30   (3.03) - (2.18)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO   TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO         LOWEST TO
                                             UNITS     HIGHEST ($)    ASSETS ($)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                        ---------- ----------------- ----------- ------------- ---------------- -----------------
MSF Neuberger Berman Mid Cap   2009     20,178,988      2.02 - 22.24 394,081,513      1.41          0.50 - 2.30     44.39 - 47.01
  Value Investment Division    2008 (a) 21,460,291      1.39 - 15.13 282,701,972      0.70          0.50 - 2.30  (48.13) - (47.74)
                               2007 (a) 23,818,947      2.68 - 28.95 598,065,308      0.44          0.50 - 2.30       1.90 - 2.66
                               2006 (a) 24,671,441      2.63 - 28.20 591,103,464      0.41          0.50 - 2.30      9.58 - 10.68
                               2005 (a) 24,742,787      2.40 - 25.48 525,718,607      0.24          0.50 - 2.30     10.60 - 12.69
MSF T. Rowe Price Large Cap    2009     14,615,966     11.09 - 13.56 183,761,502      0.48          0.50 - 2.30     39.79 - 42.51
  Growth Investment Division   2008 (a) 14,856,276       7.93 - 9.53 132,037,051      0.47          0.50 - 2.30  (43.19) - (42.28)
                               2007 (a) 16,203,949     13.96 - 16.51 251,351,437      0.35          0.50 - 2.30      7.80 - 10.81
                               2006 (a) 15,405,207     12.95 - 14.90 222,083,603      0.27          0.95 - 2.30      8.82 - 12.11
                               2005 (a) 15,138,516     11.90 - 13.29 195,687,148      0.51          0.95 - 2.30       3.93 - 5.64
MSF Barclays Capital Aggregate 2009     60,512,287      1.50 - 16.47 901,723,219      5.60          0.50 - 2.30       2.59 - 4.49
  Bond Index Investment        2008 (a) 53,280,392      1.45 - 15.77 761,920,074      4.54          0.50 - 2.30       4.32 - 5.13
  Division                     2007 (a) 68,215,103      1.39 - 15.00 938,751,647      4.39          0.50 - 2.30       5.30 - 6.16
                               2006 (a) 65,531,063      1.32 - 14.13 852,204,327      4.21          0.50 - 2.30       2.33 - 3.29
                               2005 (a) 61,725,876      1.29 - 13.68 772,092,546      3.65          0.50 - 2.30       0.78 - 1.33
MSF Morgan Stanley EAFE Index  2009     33,890,643      1.21 - 15.64 407,182,564      4.12          0.50 - 2.30     25.36 - 27.84
  Investment Division          2008 (a) 32,911,652      0.96 - 12.27 309,589,902      2.79          0.50 - 2.30  (42.86) - (42.61)
                               2007 (a) 30,988,278      1.68 - 21.38 501,966,471      1.87          0.50 - 2.30       9.09 - 9.75
                               2006 (a) 29,342,449      1.54 - 19.48 427,803,567      1.62          0.50 - 2.30     24.19 - 24.55
                               2005 (a) 26,772,736      1.24 - 15.64 316,961,404      1.56          0.50 - 2.30     10.71 - 12.20
MSF Russell 2000 Index         2009     16,192,484      1.45 - 15.97 230,205,898      1.91          0.50 - 2.30     22.81 - 25.20
  Investment Division          2008 (a) 16,294,895      1.17 - 12.78 184,129,597      1.15          0.50 - 2.30  (34.64) - (33.99)
                               2007 (a) 17,619,764      1.79 - 19.36 299,893,291      0.85          0.50 - 2.30    (3.24) - (2.17)
                               2006 (a) 19,408,845      1.85 - 19.79 324,068,097      0.75          0.50 - 2.30     16.35 - 16.96
                               2005 (a) 18,605,187      1.59 - 16.92 263,697,120      0.71          0.50 - 2.30       2.58 - 3.80
MSF Jennison Growth            2009     10,221,743      0.48 - 12.05  48,019,094      0.08          0.95 - 2.30     36.39 - 38.70
  Investment Division          2008 (a)  7,367,023       0.35 - 8.69  23,825,643      2.33          0.95 - 2.30  (36.98) - (36.36)
  (Commenced 5/1/2005)         2007 (a)  7,890,530      0.55 - 13.79  40,225,235      0.35          0.95 - 2.30     10.00 - 10.59
                               2006 (a)  8,576,214      0.50 - 12.47  39,590,079        --          0.65 - 2.30       0.00 - 1.80
                               2005 (a)  8,454,566      0.50 - 12.25  37,606,029        --          0.65 - 2.30     11.57 - 21.60
MSF BlackRock Strategic Value  2009     21,389,031      1.40 - 14.87 265,456,589      1.00          0.50 - 2.30     10.27 - 12.28
  Investment Division          2008 (a) 23,715,736      1.26 - 13.25 259,092,609      0.42          0.50 - 2.30  (39.13) - (38.86)
                               2007 (a) 29,000,340      2.07 - 21.67 511,252,758      0.22          0.50 - 2.30    (4.61) - (4.16)
                               2006 (a) 33,456,361      2.17 - 22.61 595,148,462      0.24          0.50 - 2.30     15.43 - 17.39
                               2005 (a) 38,149,732      1.88 - 19.26 556,282,070        --          0.65 - 2.30       2.73 - 3.16
MSF MetLife Mid Cap Stock      2009     23,602,002      1.41 - 15.26 319,741,957      1.65          0.50 - 2.30     33.67 - 36.09
  Index Investment Division    2008 (a) 22,949,647      1.04 - 11.21 232,486,143      1.30          0.50 - 2.30  (39.01) - (37.35)
                               2007 (a) 23,583,090      1.66 - 18.38 372,939,266      0.66          0.50 - 2.30      5.73 - 11.06
                               2006 (a) 23,088,638      1.57 - 16.55 338,969,155      1.09          0.50 - 2.30       8.28 - 9.82
                               2005 (a) 21,463,411      1.45 - 15.07 286,369,201      0.62          0.65 - 2.30     10.69 - 11.38
MSF Loomis Sayles Small Cap    2009      4,562,561       0.83 - 9.82  36,176,490        --          0.50 - 2.30     26.72 - 29.03
  Growth Investment Division   2008 (a)  4,490,130       0.65 - 7.63  27,534,390        --          0.50 - 2.30  (41.96) - (41.71)
                               2007 (a)  5,050,433      1.12 - 13.09  50,686,417        --          0.50 - 2.30       2.75 - 3.56
                               2006 (a)  5,444,279      1.09 - 12.64  50,649,297        --          0.60 - 2.30       7.92 - 8.97
                               2005 (a)  5,783,194       1.01 - 11.6  44,606,185        --          0.60 - 2.30       3.06 - 3.66

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                          ---------------------------------------- ------------------------------------------------
                                                         UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO   TOTAL RETURN(4)
                                                             LOWEST TO     NET        INCOME          LOWEST TO         LOWEST TO
                                               UNITS       HIGHEST ($)  ASSETS ($)   RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ---------- ----------------- ----------- ------------- ---------------- -----------------
 MSF BlackRock Large Cap Value       2009 16,843,730      1.04 - 11.01 171,711,377      1.35          0.50 - 2.30      8.53 - 10.51
    Investment Division          2008 (a) 15,206,819       0.95 - 9.97 139,910,970      0.61          0.50 - 2.30  (35.81) - (35.39)
                                 2007 (a) 16,168,974      1.48 - 15.43 227,378,885      0.83          0.50 - 2.30       2.07 - 2.59
                                 2006 (a) 13,310,230      1.45 - 15.04 180,791,724      0.86          0.50 - 2.30     17.89 - 20.03
                                 2005 (a)  6,097,374      1.23 - 12.53  67,055,993      0.81          0.95 - 2.30       4.24 - 4.68
 MSF BlackRock Bond Income       2009     15,377,793      5.36 - 62.90 442,133,515      6.79          0.50 - 2.30       6.70 - 8.76
    Investment Division          2008 (a) 16,836,670      4.97 - 57.90 424,475,862      5.20          0.50 - 2.30    (4.61) - (4.14)
                                 2007 (a) 20,972,729      5.21 - 60.40 535,835,264      3.19          0.50 - 2.30       4.83 - 5.48
                                 2006 (a) 23,926,765      4.97 - 57.26 540,560,849      5.70          0.50 - 2.30       2.90 - 5.96
                                 2005 (a) 28,018,925      4.83 - 54.04 556,704,449      3.91          0.65 - 2.30       1.05 - 1.54
 MSF BlackRock Money Market      2009      9,055,515      2.55 - 25.21  78,480,535      0.33          0.95 - 2.30    (2.03) - (0.52)
    Investment Division          2008 (a) 13,377,855      2.58 - 25.45  93,712,881      2.62          0.95 - 2.30       1.48 - 1.57
                                 2007 (a) 10,358,956      2.54 - 25.08  62,077,315      4.87          0.95 - 2.30       3.55 - 3.67
                                 2006 (a) 11,516,700      2.45 - 24.22  54,758,769      4.64          0.95 - 2.30       3.37 - 3.38
                                 2005 (a) 12,933,251      2.37 - 23.43  54,136,497      2.78          0.95 - 2.30       1.47 - 1.72
 MSF Davis Venture Value         2009     24,861,457      3.13 - 34.34 500,253,145      1.35          0.50 - 2.30     28.66 - 31.14
    Investment Division          2008 (a) 26,126,308      2.40 - 26.21 366,248,175      1.19          0.50 - 2.30  (40.30) - (39.83)
                                 2007 (a) 30,239,376      4.02 - 43.56 632,228,776      0.67          0.50 - 2.30       3.08 - 3.84
                                 2006 (a) 34,197,673      3.90 - 41.95 581,653,020      0.72          0.50 - 2.30     13.04 - 16.37
                                 2005 (a) 36,732,131      3.45 - 36.05 421,264,542      0.61          0.65 - 2.30       8.83 - 9.28
 MSF Loomis Sayles Small Cap     2009      9,510,756      2.97 - 32.81 134,569,722      0.12          0.50 - 2.30     26.97 - 29.28
    Core Investment Division     2008 (a) 10,338,609      2.31 - 25.38 102,115,332        --          0.50 - 2.30  (36.89) - (36.36)
                                 2007 (a) 12,589,778      3.66 - 39.88 172,074,578      0.04          0.50 - 2.30     10.57 - 11.06
                                 2006 (a) 14,311,549      3.31 - 35.91 138,255,142        --          0.50 - 2.30     14.93 - 19.03
                                 2005 (a) 16,022,614      2.88 - 30.17  94,334,012        --          0.95 - 2.30       5.49 - 5.97
 MSF Met/Artisan Mid Cap Value   2009     11,496,387      2.81 - 30.80 210,520,522      0.99          0.50 - 2.30     37.98 - 40.49
    Investment Division          2008 (a) 13,047,548      2.01 - 21.92 163,902,675      0.24          0.50 - 2.30  (46.83) - (46.41)
                                 2007 (a) 16,773,744      3.78 - 40.90 371,717,132      0.48          0.50 - 2.30    (8.03) - (7.55)
                                 2006 (a) 21,393,050      4.11 - 44.24 464,116,976      0.24          0.50 - 2.30     11.08 - 13.03
                                 2005 (a) 26,365,416      3.70 - 39.14 469,514,855      0.03          0.95 - 2.30       8.50 - 9.06
 MSF Western Asset Management    2009     13,614,452      2.40 - 26.35 251,254,370      6.51          0.50 - 2.30     28.90 - 31.36
    Strategic Bond Opportunities 2008 (a) 15,406,849      1.84 - 20.08 206,957,543      4.04          0.50 - 2.30  (15.98) - (15.67)
    Investment Division          2007 (a) 19,927,428      2.19 - 23.81 311,823,601      2.60          0.50 - 2.30       2.34 - 3.21
                                 2006 (a) 20,959,143      2.14 - 23.07 297,952,830      4.86          0.50 - 2.30       3.88 - 6.86
                                 2005 (a) 21,138,461      2.06 - 21.59 249,336,783      2.79          0.95 - 2.30       1.48 - 1.89
 MSF Western Asset Management    2009     14,375,216      1.75 - 19.15 216,669,959      4.26          0.50 - 2.30       1.71 - 3.56
    U.S. Government              2008 (a) 13,590,779      1.69 - 18.49 192,871,484      4.26          0.50 - 2.30    (1.74) - (1.02)
    Investment Division          2007 (a) 15,975,615      1.72 - 18.68 223,878,416      2.78          0.50 - 2.30       2.99 - 3.55
                                 2006 (a) 16,648,243      1.67 - 18.04 209,598,108      3.37          0.50 - 2.30       2.45 - 3.32
                                 2005 (a) 17,478,776      1.63 - 17.46 186,927,371      1.23          0.50 - 2.30       0.62 - 0.92
 MSF FI Value Leaders            2009      6,197,829      2.40 - 26.67  69,067,926      2.64          0.50 - 2.30     18.72 - 20.88
    Investment Division          2008 (a)  7,122,172      2.00 - 22.06  61,290,542      1.74          0.50 - 2.30  (39.76) - (39.41)
                                 2007 (a)  9,038,999      3.32 - 36.41 119,087,321      0.78          0.50 - 2.30       2.79 - 3.44
                                 2006 (a) 10,998,926      3.23 - 35.20 125,283,837      0.89          0.50 - 2.30     10.24 - 16.17
                                 2005 (a) 11,901,681      2.93 - 30.30  83,863,408      1.05          0.95 - 2.30       9.33 - 9.50

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------- ------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE(3) RATIO   TOTAL RETURN(4)
                                                          LOWEST TO       NET         INCOME         LOWEST TO         LOWEST TO
                                                UNITS   HIGHEST ($)    ASSETS ($)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ----------- ------------- ------------- ------------- ---------------- -----------------
MSF MFS Total Return             2009       8,470,625  4.43 - 50.34   133,692,456      4.16          0.50 - 2.30     15.61 - 17.71
  Investment Division            2008 (a)   9,513,697  3.79 - 42.76   117,792,924      3.58          0.50 - 2.30  (23.12) - (22.75)
                                 2007 (a)  11,900,145  4.93 - 55.35   181,671,595      2.03          0.50 - 2.30       2.92 - 3.61
                                 2006 (a)  13,481,106  4.79 - 53.42   172,701,991      3.45          0.50 - 2.30     10.62 - 13.47
                                 2005 (a)  15,599,330  4.33 - 47.08   162,041,700      1.72          0.60 - 2.30       1.88 - 2.24
MSF BlackRock Legacy             2009      11,310,287  2.81 - 30.83   114,584,021      0.39          0.50 - 2.30     33.41 - 35.90
  Large Cap Growth               2008 (a)  12,006,106  2.08 - 22.70    70,886,323      0.29          0.50 - 2.30  (37.35) - (31.38)
  Investment Division            2007 (a)  13,541,313  3.32 - 33.08    90,127,752      0.12          0.95 - 2.30     17.06 - 17.31
                                 2006 (a)  16,835,554  2.83 - 28.26    66,806,487      0.09          0.95 - 2.30       2.54 - 2.73
                                 2005 (a)  21,500,026  2.76 - 27.51    70,606,584      0.40          0.95 - 2.30       5.52 - 5.75
MSF MetLife Conservative         2009      25,915,327 10.87 - 11.83   295,306,945      2.96          0.50 - 2.30     17.79 - 19.91
  Allocation Investment Division 2008 (a)  17,373,413   9.23 - 9.86   166,398,948      0.94          0.50 - 2.30  (16.32) - (14.85)
  (Commenced 5/1/2005)           2007 (a)  10,388,575 11.03 - 11.58   117,743,317        --          0.50 - 2.30       3.08 - 5.08
                                 2006 (a)   3,846,366 10.70 - 11.02    41,847,468      2.77          0.50 - 2.30       4.49 - 6.47
                                 2005 (a)   1,236,871 10.24 - 10.35    12,743,443      0.59          0.95 - 2.30       2.40 - 3.50
MSF MetLife Conservative to      2009      73,016,806 10.60 - 11.53   811,434,046      3.04          0.50 - 2.30     20.87 - 23.06
  Moderate Allocation            2008 (a)  55,768,665   8.77 - 9.37   507,403,971      1.08          0.50 - 2.30  (23.41) - (21.98)
  Investment Division            2007 (a)  40,982,217 11.45 - 12.01   481,838,013        --          0.50 - 2.30       2.42 - 4.25
  (Commenced 5/1/2005)           2006 (a)  18,775,808 11.18 - 11.52   213,424,553      2.17          0.50 - 2.30       6.99 - 8.88
                                 2005 (a)   4,527,435 10.45 - 10.58    47,652,845      0.75          0.95 - 2.30       4.50 - 5.80
MSF MetLife Moderate Allocation  2009     197,414,896 10.27 - 11.17 2,125,104,855      2.71          0.50 - 2.30     23.65 - 25.90
  Investment Division            2008 (a) 140,869,174   8.30 - 8.87 1,213,561,775      0.80          0.50 - 2.30  (30.31) - (28.98)
  (Commenced 5/1/2005)           2007 (a) 102,023,736 11.91 - 12.49 1,247,257,412      0.03          0.50 - 2.30       1.97 - 3.82
                                 2006 (a)  40,986,807 11.68 - 12.03   486,543,592      1.42          0.50 - 2.30      9.36 - 11.39
                                 2005 (a)   8,191,961 10.68 - 10.80    88,084,987      0.85          0.95 - 2.30       6.80 - 8.00
MSF MetLife Moderate to          2009     140,559,044  9.88 - 10.75 1,456,360,305      2.49          0.50 - 2.30     26.16 - 28.46
  Aggressive Allocation          2008 (a) 120,035,284   7.83 - 8.37   975,444,229      0.60          0.50 - 2.30  (36.65) - (35.47)
  Investment Division            2007 (a)  87,404,290 12.36 - 12.97 1,108,485,404      0.04          0.50 - 2.30       1.48 - 3.35
  (Commenced 5/1/2005)           2006 (a)  32,625,979 12.18 - 12.55   403,711,600      0.97          0.50 - 2.30     11.64 - 13.88
                                 2005 (a)   5,842,769 10.91 - 11.02    60,542,576      0.79          0.95 - 2.30      9.10 - 10.20
MSF MetLife Aggressive           2009       8,324,237  9.45 - 10.28    82,882,515      2.13          0.50 - 2.30     28.49 - 30.84
  Allocation Investment Division 2008 (a)   7,121,224   7.36 - 7.86    54,531,083      0.57          0.50 - 2.30  (41.77) - (40.77)
  (Commenced 5/1/2005)           2007 (a)   6,432,595 12.64 - 13.27    83,662,336      0.11          0.50 - 2.30       0.88 - 2.79
                                 2006 (a)   3,456,574 12.53 - 12.91    44,087,129      0.83          0.50 - 2.30     13.09 - 15.27
                                 2005 (a)     664,891 11.08 - 11.20     7,414,317      0.81          0.95 - 2.30     10.80 - 12.00
MSF Met/Dimensional              2009          76,087 14.17 - 14.31     1,087,279        --          1.15 - 2.00     39.89 - 41.08
  International Small Company
  Investment Division
  (Commenced 11/7/2008)
MSF Van Eck Global Natural       2009         379,256 14.68 - 14.83     5,613,926        --          1.15 - 2.05     35.13 - 35.96
  Resources Investment Division
  (Commenced 5/4/2009)
MSF Zenith Equity                2009       4,320,085         19.81    85,598,366      5.89                 1.35             28.65
  Investment Division            2008 (a)   5,123,370         15.40    78,903,521      2.74                 1.35            (39.35)
                                 2007 (a)   6,395,674         25.39   162,411,701      0.78                 1.35              3.80
                                 2006 (a)   8,240,794         24.46   201,535,593      0.54                 1.35              6.86
                                 2005 (a)  10,182,730         22.89   233,110,020      0.91                 1.35              8.69

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------- ------------------------------------------------
                                                        UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO   TOTAL RETURN(4)
                                                            LOWEST TO     NET         INCOME         LOWEST TO         LOWEST TO
                                              UNITS       HIGHEST ($)  ASSETS ($)   RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         ---------- ----------------- ----------- ------------- ---------------- -----------------
Fidelity VIP Money Market       2009        942,138     11.34 - 17.12  15,639,330      0.72          0.95 - 2.05    (0.39) - (0.22)
  Investment Division           2008        864,063             17.15  14,823,280      3.01          0.95 - 1.35              2.08
                                2007        933,116             16.80  15,686,013      5.07          0.95 - 1.35              4.09
                                2006        692,783             16.14  11,180,161      4.94          0.95 - 1.35              3.93
                                2005        398,745             15.53   6,200,922      3.16          0.95 - 1.35              2.04
Fidelity VIP Equity-Income      2009      6,023,263      4.84 - 38.71  88,951,615      2.29          0.95 - 1.35     28.45 - 28.99
  Investment Division           2008 (a)  7,160,081      3.77 - 30.01  77,071,469      2.30          0.95 - 1.35  (43.39) - (43.20)
                                2007 (a)  9,099,278      6.66 - 52.83 165,886,510      1.70          0.95 - 1.35       0.15 - 0.57
                                2006 (a) 11,832,896      6.65 - 52.53 194,150,780      3.36          0.95 - 1.35     18.54 - 19.06
                                2005 (a) 14,396,395      5.61 - 44.12 189,111,517      1.70          0.95 - 1.35       4.47 - 4.85
Fidelity VIP Growth             2009      2,292,307     34.32 - 34.33  78,687,001      0.45                 0.95     27.08 - 27.09
  Investment Division           2008      2,438,573             27.01  65,868,936      0.78          0.95 - 1.35            (47.67)
                                2007      2,815,092             51.61 145,295,256      0.83          0.95 - 1.35             25.76
                                2006      3,115,761             41.04 127,870,436      0.41          0.95 - 1.35              5.86
                                2005      3,645,885             38.77 141,359,911      0.50          0.95 - 1.35              4.81
Fidelity VIP Investment Grade   2009        794,594             27.26  21,659,031      8.79                 0.95     14.63 - 14.64
  Bond Investment Division      2008        730,222             23.78  17,363,022      4.32          0.95 - 1.35             (4.15)
                                2007        841,730             24.81  20,883,287      3.91          0.95 - 1.35              3.37
                                2006        809,998             24.00  19,442,734      4.10          0.95 - 1.35              3.36
                                2005        896,213             23.22  20,803,805      3.69          0.95 - 1.35              1.26
Fidelity VIP Funds Manager 60%  2009         28,017       8.87 - 8.90     248,942      1.19          1.90 - 2.05       0.07 - 0.09
  Investment Division
  (Commenced 10/15/2009)
Calvert Social Balanced         2009      1,901,894     19.68 - 25.89  47,408,049      2.21          0.50 - 1.55     23.36 - 24.67
  Investment Division           2008      1,958,099     15.95 - 20.92  39,625,750      2.49          0.50 - 1.55  (32.39) - (32.17)
                                2007      2,076,677     23.59 - 30.84  62,179,011      2.41          0.50 - 1.55       1.20 - 1.48
                                2006      2,131,161     23.31 - 30.39  63,065,563      2.32          0.50 - 1.55       7.07 - 7.42
                                2005      2,181,124     21.77 - 28.29  60,311,328      1.79          0.50 - 1.55       4.06 - 4.35
Calvert Social Mid Cap Growth   2009        370,911             25.31   9,388,607        --                 0.95     30.77 - 30.78
  Investment Division           2008        377,930             19.35   7,315,009        --          0.95 - 1.35            (37.80)
                                2007        395,084             31.11  12,291,484        --          0.95 - 1.35              9.12
                                2006        419,490             28.51  11,959,917        --          0.95 - 1.35              5.87
                                2005        466,889             26.93  12,565,055        --          0.95 - 1.35             (0.52)
MIST Lord Abbett Bond           2009     14,237,429      2.08 - 23.55 257,209,965      7.15          0.50 - 2.30     33.66 - 36.09
  Debenture Investment Division 2008 (a) 13,513,284      1.54 - 17.31 175,523,561      4.30          0.50 - 2.30  (19.79) - (19.00)
                                2007 (a) 16,100,140      1.92 - 21.37 253,650,839      5.19          0.50 - 2.30       5.49 - 6.00
                                2006 (a) 14,944,530      1.82 - 20.16 213,993,699      6.45          0.50 - 2.30      7.69 - 15.66
                                2005 (a) 12,846,234      1.69 - 17.43 162,704,029      4.87          0.65 - 2.30    (19.79) - 0.00
MIST MFS Research International 2009     23,007,961      1.34 - 14.57 245,592,968      3.18          0.50 - 2.30     28.57 - 30.91
  Investment Division           2008 (a) 23,286,391      1.03 - 19.76 184,318,026      1.73          0.50 - 2.30    (43.41) - 1.39
                                2007 (a) 12,766,518      1.82 - 19.49 209,648,826      1.32          0.50 - 2.30     11.66 - 12.53
                                2006 (a) 10,492,478      1.63 - 17.32 149,723,466      1.54          0.50 - 2.30     25.38 - 25.78
                                2005 (a)  5,656,463      1.30 - 13.77  56,275,623      0.57          0.95 - 2.30     15.04 - 15.62

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------------- ------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO   TOTAL RETURN(4)
                                                       LOWEST TO       NET         INCOME        LOWEST TO         LOWEST TO
                                           UNITS     HIGHEST ($)    ASSETS ($)   RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                      ---------- ----------------- ----------- ------------- ---------------- -----------------
MIST T. Rowe Price Mid Cap   2009     24,198,838      0.84 - 13.94 191,894,410        --          0.50 - 2.30     42.12 - 44.74
  Growth Investment Division 2008 (a) 22,042,286       0.58 - 9.65 118,146,449      0.02          0.50 - 2.30  (40.82) - (40.21)
                             2007 (a) 22,430,313      0.98 - 16.14 195,979,982      0.10          0.50 - 2.30     16.67 - 16.79
                             2006 (a) 17,300,567      0.84 - 13.82 121,788,054        --          0.50 - 2.30       3.70 - 5.58
                             2005 (a) 15,793,237      0.81 - 13.09  98,098,262        --          0.50 - 2.30     13.73 - 14.08
MIST PIMCO Total Return      2009     53,386,890      1.54 - 16.64 745,981,638      6.78          0.50 - 2.30     15.34 - 17.63
  Investment Division        2008 (a) 41,057,029      1.32 - 14.17 488,023,782      3.85          0.50 - 2.30    (1.49) - (0.07)
                             2007 (a) 42,064,064      1.34 - 14.18 496,489,123      3.35          0.50 - 2.30       6.35 - 7.02
                             2006 (a) 41,833,228      1.26 - 13.25 447,135,058      2.71          0.50 - 2.30       3.28 - 4.00
                             2005 (a) 43,065,433      1.22 - 12.74 418,396,355      0.02          0.50 - 2.30       0.83 - 1.76
MIST RCM Technology          2009     20,279,891      0.55 - 13.76 114,450,499        --          0.50 - 2.30     55.36 - 58.17
  Investment Division        2008 (a) 14,885,344       0.35 - 8.73  53,261,194     13.65          0.50 - 2.30     (45.31) - 7.25
                             2007 (a) 16,760,786       0.64 - 8.14 110,341,128        --          0.50 - 2.30     28.00 - 30.45
                             2006 (a) 10,256,627       0.50 - 6.24  51,632,591        --          0.50 - 2.30       4.17 - 4.52
                             2005 (a) 10,897,537       0.48 - 5.97  52,405,321        --          0.95 - 2.30     10.35 - 11.63
MIST Lazard Mid Cap          2009      4,007,439      1.29 - 13.86  49,807,030      1.18          0.50 - 2.30     33.65 - 36.08
  Investment Division        2008 (a)  4,047,265      0.96 - 10.18  36,431,561      1.00          0.50 - 2.30  (38.85) - (38.23)
                             2007 (a)  5,071,031      1.57 - 16.48  72,090,954      0.42          0.60 - 2.30    (4.27) - (2.14)
                             2006 (a)  3,903,205      1.64 - 16.84  55,911,346      0.36          0.95 - 2.30     13.10 - 13.71
                             2005 (a)  3,601,056      1.45 - 14.81  42,916,616      0.21          0.95 - 2.30       6.62 - 7.16
MIST Met/AIM Small Cap       2009      2,575,281      1.28 - 13.77  30,768,907        --          0.50 - 2.30     30.78 - 33.15
  Growth Investment Division 2008 (a)  2,229,587      0.97 - 10.34  19,921,697        --          0.50 - 2.30  (39.75) - (39.03)
                             2007 (a)  2,376,018      1.61 - 16.96  34,057,199        --          0.50 - 2.30      9.52 - 11.14
                             2006 (a)  2,158,042      1.47 - 15.26  26,549,551        --          0.60 - 2.30     13.08 - 13.46
                             2005 (a)  2,151,347      1.30 - 13.45  20,177,302        --          0.60 - 2.30       6.56 - 7.60
MIST Harris Oakmark          2009     18,765,510      1.76 - 18.71 304,862,337      7.37          0.50 - 2.30     51.54 - 54.46
  International Investment   2008 (a) 16,641,709      1.15 - 12.13 169,380,762      1.70          0.50 - 2.30  (41.62) - (41.17)
  Division                   2007 (a) 22,007,795      1.97 - 20.62 371,672,206      0.83          0.50 - 2.30    (1.99) - (1.62)
                             2006 (a) 20,907,041      2.01 - 20.96 349,659,655      2.26          0.50 - 2.30     27.22 - 30.11
                             2005 (a) 13,595,931      1.58 - 16.11 163,736,308      0.05          0.95 - 2.30     12.86 - 13.21
MIST Oppenheimer Capital     2009      4,735,360      7.20 - 10.10  38,120,403        --          0.50 - 2.30     40.44 - 42.99
  Appreciation Investment    2008 (a)  3,465,804       5.12 - 7.08  19,734,348      3.52          0.50 - 2.30  (47.22) - (46.44)
  Division                   2007 (a)  2,717,423      9.70 - 13.22  29,294,308      0.01          0.50 - 2.30     10.98 - 13.38
                             2006 (a)  1,363,060      8.74 - 11.66  13,043,745      0.12          0.95 - 2.20       4.55 - 6.68
                             2005 (a)    463,722      8.36 - 10.93   4,210,617      0.02          0.95 - 2.05      0.24 - 29.50
MIST Legg Mason Partners     2009      3,431,934       0.63 - 9.83  21,068,292      0.06          0.95 - 2.30     29.92 - 32.20
  Aggressive Growth          2008 (a)  3,430,823       0.48 - 7.43  15,633,985      0.01          0.95 - 2.30  (39.54) - (39.24)
  Investment Division        2007 (a)  4,023,244      0.79 - 12.29  28,814,564      0.12          0.95 - 2.30       0.00 - 1.65
                             2006 (a)  4,707,535      0.79 - 12.09  32,574,530        --          0.95 - 2.30    (2.58) - (2.47)
                             2005 (a)  4,030,332      0.81 - 12.41  28,578,628        --          0.95 - 2.30     10.96 - 12.82
MIST Third Avennue Small Cap 2009        506,685     14.84 - 16.09   7,743,513      1.12          0.50 - 1.55     24.51 - 25.82
  Value Investment Division  2008        420,511     11.92 - 12.78   5,140,445      0.72          0.50 - 1.55  (30.90) - (30.20)
                             2007        372,086     17.25 - 18.31   6,558,207      0.92          0.50 - 1.55    (4.54) - (3.48)
                             2006        263,473     18.07 - 18.97   4,845,048      0.40          0.50 - 1.55     11.54 - 15.25
                             2005        138,389     16.20 - 16.46   2,276,433        --          1.15 - 1.55     13.60 - 14.15

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                 AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                          ---------------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO   TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME         LOWEST TO         LOWEST TO
                                               UNITS     HIGHEST ($)    ASSETS ($)   RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                          ---------- --------------- ------------- ------------- ---------------- -----------------
MIST Clarion Global Real Estate  2009     16,166,181    2.14 - 13.11   201,669,413      3.29          0.50 - 2.30     31.67 - 34.24
  Investment Division            2008 (a) 16,424,718     1.60 - 9.78   154,233,055      1.70          0.50 - 2.30  (42.03) - (41.96)
                                 2007 (a) 17,894,107    2.76 - 16.85   292,163,974      0.99          0.50 - 2.30  (15.60) - (15.41)
                                 2006 (a) 19,937,445    3.27 - 19.92   388,024,131      0.93          0.50 - 2.30     36.82 - 37.28
                                 2005 (a) 11,336,075    2.39 - 14.51   162,563,538        --          0.95 - 2.30   (81.27) - 12.57
MIST Legg Mason Value Equity     2009      4,269,554     0.58 - 6.38    22,707,490      1.57          0.95 - 2.30     34.83 - 36.52
  Investment Division            2008 (a)  3,725,248     0.43 - 4.46    14,386,996      0.14          0.95 - 2.30  (54.86) - (54.74)
  (Commenced 5/1/2006)           2007 (a)  3,799,284     0.95 - 9.88    31,781,234      0.00          0.95 - 2.30    (7.77) - (6.62)
                                 2006 (a)  3,971,358    1.03 - 10.58    35,194,160      0.09          0.95 - 2.30      7.33 - 12.38
MIST SSgA Growth ETF             2009      5,430,802    9.63 - 10.39    54,665,570      1.01          0.50 - 2.30     26.17 - 28.45
  Investment Division            2008 (a)    867,152     7.63 - 8.09     6,844,874      1.50          0.50 - 2.30  (34.51) - (33.31)
  (Commenced 5/1/2006)           2007 (a)  1,059,021   11.65 - 12.13    12,618,364        --          0.50 - 2.30       3.10 - 5.48
                                 2006 (a)    323,370   11.30 - 11.50     3,697,379      2.12          0.95 - 2.20     11.31 - 12.93
MIST SSgA Growth and Income      2009     17,209,210   10.16 - 10.97   182,595,296      1.00          0.50 - 2.30     22.04 - 24.27
  ETF Investment Division        2008      1,018,446     8.32 - 8.83     8,767,451      1.56          0.50 - 2.30  (26.82) - (25.42)
  (Commenced 5/1/2006)           2007        447,213   11.37 - 11.84     5,202,299      0.00          0.50 - 2.30       2.90 - 5.43
                                 2006        266,996   11.05 - 11.23     2,982,650      2.24          0.95 - 2.20      9.26 - 10.70
MIST PIMCO Inflation Protected   2009     24,705,878   12.21 - 13.86   322,661,010      3.28          0.50 - 2.30     15.37 - 17.60
  Bond Investment Division       2008 (a) 16,609,891   10.58 - 11.78   186,022,258      3.60          0.50 - 2.30    (9.03) - (7.24)
  (Commenced 5/1/2006)           2007 (a)  3,482,189   11.63 - 12.70    42,383,973      1.71          0.65 - 2.30      8.29 - 10.34
                                 2006 (a)  1,251,815   10.74 - 11.51    13,942,129        --          0.65 - 2.30     (1.91) - 0.00
MIST Janus Forty                 2009      2,084,776 112.23 - 270.33   309,364,810        --          0.50 - 2.30     39.61 - 42.29
  Investment Division            2008 (a)  1,337,831  80.39 - 175.43   140,033,926      4.92          0.50 - 2.30  (43.31) - (42.40)
  (Commenced 4/30/2007)          2007 (a)    278,638 141.80 - 304.58    50,773,976        --          0.50 - 2.30     27.11 - 29.23
MIST BlackRock Large Cap Core    2009     21,088,063    5.80 - 72.68   639,219,543      1.76          0.50 - 2.30     16.49 - 18.60
  Investment Division            2008 (a) 22,354,205    4.93 - 61.28   589,682,261      0.68          0.50 - 2.30  (38.14) - (36.07)
  (Commenced 4/30/2007)          2007 (a) 25,988,537    7.97 - 95.85 1,097,792,508        --          0.60 - 2.30     (0.04) - 5.73
Variable B Investment Division   2009        122,189  35.69 - 131.40    15,078,294      1.65                 1.00     18.25 - 18.55
                                 2008        142,021  30.10 - 111.12    14,787,926      0.71                 1.00  (37.74) - (37.59)
                                 2007        167,124  48.23 - 178.48    28,073,493      1.59                 1.00       5.57 - 6.09
                                 2006        202,085  45.46 - 169.07    32,075,445      1.35                 1.00     12.99 - 14.11
                                 2005        256,179  39.84 - 149.63    34,430,948      1.11                 1.00       2.64 - 4.24
Variable C Investment Division   2009          6,758 131.40 - 166.08     1,044,718      1.62                 1.00     18.25 - 19.43
                                 2008          9,309 111.12 - 139.06     1,191,340      0.73                 1.00  (37.74) - (37.12)
                                 2007         11,081 178.48 - 221.14     2,233,598      1.54                 1.00       5.57 - 6.63
                                 2006         11,969 169.07 - 207.39     2,255,006      1.36                 1.00     12.99 - 14.11
                                 2005         16,427 149.63 - 181.74     2,530,897      1.22                 1.00       2.64 - 3.66
MIST American Funds Balanced     2009     30,034,186     8.81 - 9.11   269,080,901        --          0.50 - 2.30     26.39 - 29.21
  Allocation Investment Division 2008      9,087,721     6.97 - 7.06    63,741,086      6.96          0.50 - 2.30  (30.30) - (29.40)
  (Commenced 4/28/2008)
MIST American Funds Growth       2009     32,850,723     8.28 - 8.54   276,545,341        --          0.50 - 2.30     31.00 - 33.36
  Allocation Investment Division 2008     15,561,108     6.32 - 6.40    99,006,699      7.24          0.50 - 2.30  (36.80) - (36.00)
  (Commenced 4/28/2008)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------- ------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO    TOTAL RETURN(4)
                                                        LOWEST TO        NET         INCOME         LOWEST TO         LOWEST TO
                                               UNITS    HIGHEST ($)    ASSETS ($)   RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ---------- -------------- ------------- ------------- ---------------- -----------------
MIST American Funds Growth       2009      8,205,983    7.78 - 7.92    64,876,014        --          1.15 - 2.25     35.80 - 37.30
  Investment Division
  (Commenced 11/7/2008 and
  began transactions in 2009)
MIST American Funds Moderate     2009     46,032,309    9.21 - 9.50   431,332,093        --          0.50 - 2.30     20.59 - 22.79
  Allocation Investment Division 2008     15,201,857    7.64 - 7.74   116,911,851      6.90          0.50 - 2.30  (23.60) - (22.60)
  (Commenced 4/28/2008)
MIST American Funds Bond         2009      1,987,475    9.79 - 9.94    19,704,304        --          1.15 - 2.05      9.85 - 10.84
  Investment Division
  (Comzmenced 11/7/2008)
MIST Met/Templeton Growth        2009      1,114,271    8.50 - 8.72     9,591,357      0.02          0.50 - 2.05     29.92 - 31.97
  Investment Division            2008        329,768    6.54 - 6.61     2,167,857      1.01          0.50 - 2.30  (34.60) - (33.90)
  (Commenced 4/28/2008)
MIST Met/Franklin Income         2009      2,693,910   9.92 - 10.22    27,160,816        --          0.50 - 2.30     24.92 - 27.19
  Investment Division            2008      1,062,043    7.94 - 8.01     8,486,992      4.42          0.95 - 2.30  (20.60) - (19.90)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual Shares  2009      2,188,969    8.01 - 8.25    17,828,821        --          0.50 - 2.30     22.05 - 24.27
  Investment Division            2008        696,867    6.57 - 6.64     4,602,420      5.65          0.50 - 2.30  (34.30) - (33.60)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton      2009      5,631,074    8.78 - 9.05    50,292,640        --          0.50 - 2.30     25.64 - 27.92
  Founding Strategy              2008      2,808,700    7.01 - 7.06    19,766,948      3.23          0.95 - 2.30  (29.90) - (29.40)
  Investment Division
  (Commenced 4/28/2008)
MIST Dreman Small Cap Value      2009        238,413  12.13 - 12.65     2,992,834      0.18          1.15 - 2.05     26.17 - 27.30
  Investment Division
  (Commenced 11/7/2008)
MIST Met/Templeton International 2009         64,135  10.85 - 10.92       699,311        --          1.15 - 2.00       8.53 - 9.15
  Bond Fund Investment Division
  (Commenced 5/4/2009)
MIST Loomis Sayles Global        2009        277,759  10.60 - 10.94     3,025,890      0.16          1.15 - 2.00     38.04 - 39.22
  Markets Investment Division
  (Commenced 11/7/2008)
MIST MFS Emerging Markets        2009        922,163  10.07 - 10.41     9,547,667      0.16          1.15 - 2.05     65.54 - 67.02
  Equity Investment Division
  (Commenced 11/7/2008)
MIST Pioneer Strategic Income    2009        323,516  20.44 - 23.51     7,426,917      0.48          1.15 - 2.05     30.07 - 31.25
  Investment Division
  (Commenced 11/7/2008)
American Funds Growth            2009      8,261,553 11.70 - 158.74 1,020,275,073      0.67          0.50 - 2.55     35.90 - 38.52
  Investment Division            2008 (a)  8,477,946  8.50 - 114.72   752,066,110      0.81          0.50 - 2.30  (44.66) - (44.39)
                                 2007 (a)  8,771,329 15.36 - 206.31 1,357,133,444      0.81          0.50 - 2.30     11.22 - 11.51
                                 2006 (a)  8,417,997 13.81 - 185.02 1,149,387,485      0.85          0.50 - 2.55      9.17 - 11.82
                                 2005 (a)  7,313,859 12.65 - 165.46   864,006,073      0.76          0.60 - 2.30      3.01 - 15.21

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                 AS OF DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------------- ------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO   TOTAL RETURN(4)
                                                         LOWEST TO         NET    INCOME            LOWEST TO         LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($) RATIO (%)          HIGHEST (%)       HIGHEST (%)
                                      ---------- ----------------- ----------- --------- -------------------- -----------------
American Funds Growth-Income 2009      7,531,106     9.04 - 112.66 664,724,752      1.65          0.50 - 2.55     27.94 - 30.40
  Investment Division        2008 (a)  7,608,552      7.00 - 86.49 510,830,623      1.67          0.50 - 2.30  (38.81) - (38.31)
                             2007 (a)  8,436,306    11.44 - 140.21 910,533,909      1.55          0.50 - 2.30       3.34 - 4.25
                             2006 (a)  8,315,172    11.07 - 134.49 837,771,670      1.64          0.50 - 2.55     13.42 - 16.88
                             2005 (a)  7,815,745     9.76 - 115.07 662,303,272      1.43          0.60 - 2.30       4.16 - 4.93
American Funds Global Small  2009     22,146,914      2.52 - 27.79 528,416,498      0.29          0.50 - 2.55     57.24 - 60.26
  Capitalization Investment  2008 (a) 21,297,918      1.59 - 17.36 315,284,802        --          0.50 - 2.30  (54.18) - (53.87)
  Division                   2007 (a) 23,822,033      3.47 - 37.63 739,389,771      2.98          0.50 - 2.30     19.66 - 20.49
                             2006 (a) 19,667,484      2.90 - 31.23 508,804,900      0.46          0.50 - 2.55     21.85 - 24.08
                             2005 (a) 15,017,932      2.38 - 25.17 309,891,516      0.94          0.60 - 2.30     23.32 - 24.30
American Funds Bond          2009      9,420,222     13.60 - 17.31 146,076,081      3.27          0.50 - 2.55      9.76 - 11.88
  Investment Division        2008 (a)  9,086,361     12.39 - 15.47 126,975,777      5.10          0.50 - 2.30   (11.63) - (9.95)
  (Commenced 5/1/2006)       2007 (a) 11,530,901     14.02 - 17.18 180,371,726      8.58          0.50 - 2.30       0.72 - 2.63
                             2006 (a)  3,673,065     13.92 - 16.74  56,466,709      1.06          0.50 - 2.55       4.27 - 6.32

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Divisions from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent the annualized contract expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Divisions.

(a) See Note 1 -- Organization

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 26, 2010

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2009       2008
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $145,439 and $135,428,
     respectively)............................................  $144,649   $122,229
  Equity securities available-for-sale, at estimated fair
     value (cost: $2,191 and $2,931, respectively)............     2,116      2,298
  Trading securities, at estimated fair value (cost: $451 and
     $281, respectively)......................................       471        277
  Mortgage loans (net of valuation allowances of $594 and
     $244, respectively)......................................    40,620     42,105
  Policy loans................................................     8,099      7,881
  Real estate and real estate joint ventures held-for-
     investment...............................................     5,667      6,205
  Real estate held-for-sale...................................        44         51
  Other limited partnership interests.........................     4,215      4,732
  Short-term investments......................................     3,315      7,598
  Other invested assets.......................................     6,811      9,916
                                                                --------   --------
     Total investments........................................   216,007    203,292
Cash and cash equivalents.....................................     3,347     10,279
Accrued investment income.....................................     2,066      2,079
Premiums and other receivables................................    26,375     28,290
Deferred policy acquisition costs and value of business
  acquired....................................................     9,364     10,871
Current income tax recoverable................................       121         75
Deferred income tax assets....................................     1,094      2,557
Other assets..................................................     4,206      4,517
Separate account assets.......................................    80,377     72,259
                                                                --------   --------
     Total assets.............................................  $342,957   $334,219
                                                                ========   ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits........................................  $ 99,960   $ 98,183
Policyholder account balances.................................    86,590     93,308
Other policyholder funds......................................     5,627      5,483
Policyholder dividends payable................................       761      1,023
Payables for collateral under securities loaned and other
  transactions................................................    14,662     18,649
Short-term debt...............................................       319        414
Long-term debt................................................     3,502      2,722
Other liabilities.............................................    33,690     29,350
Separate account liabilities..................................    80,377     72,259
                                                                --------   --------
     Total liabilities........................................   325,488    321,391
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)

STOCKHOLDER'S EQUITY:
Metropolitan Life Insurance Company stockholder's equity:
  Common stock, par value $0.01 per share; 1,000,000,000
     shares authorized; 494,466,664 shares issued and
     outstanding at both December 31, 2009 and 2008...........         5          5
  Additional paid-in capital..................................    14,438     14,437
  Retained earnings...........................................     4,817      7,298
  Accumulated other comprehensive loss........................    (2,082)    (8,995)
                                                                --------   --------
     Total Metropolitan Life Insurance Company stockholder's
       equity.................................................    17,178     12,745
Noncontrolling interests......................................       291         83
                                                                --------   --------
     Total equity.............................................    17,469     12,828
                                                                --------   --------
     Total liabilities and stockholder's equity...............  $342,957   $334,219
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                           2009      2008      2007
                                                         -------   -------   -------
REVENUES
Premiums...............................................  $18,629   $18,444   $16,435
Universal life and investment-type product policy
  fees.................................................    2,067     2,285     2,246
Net investment income..................................   10,190    11,116    12,576
Other revenues.........................................    1,739     1,882       934
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities........................................   (1,521)     (787)      (38)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive
     loss..............................................      623        --        --
  Other net investment gains (losses), net.............   (5,197)    4,259      (249)
                                                         -------   -------   -------
     Total net investment gains (losses)...............   (6,095)    3,472      (287)
                                                         -------   -------   -------
       Total revenues..................................   26,530    37,199    31,904
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   20,662    20,699    18,275
Interest credited to policyholder account balances.....    2,669     3,181     3,515
Policyholder dividends.................................    1,612     1,716     1,687
Other expenses.........................................    6,009     6,578     5,042
                                                         -------   -------   -------
     Total expenses....................................   30,952    32,174    28,519
                                                         -------   -------   -------
Income (loss) from continuing operations before
  provision for income tax.............................   (4,422)    5,025     3,385
Provision for income tax expense (benefit).............   (1,890)    1,650     1,082
                                                         -------   -------   -------
Income (loss) from continuing operations, net of income
  tax..................................................   (2,532)    3,375     2,303
Income (loss) from discontinued operations, net of
  income tax...........................................       10      (191)      325
                                                         -------   -------   -------
     Net income (loss).................................   (2,522)    3,184     2,628
Less: Net income (loss) attributable to noncontrolling
  interests............................................       (5)       97       196
                                                         -------   -------   -------
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................  $(2,517)  $ 3,087   $ 2,432
                                                         =======   =======   =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                      FOR THE YEAR ENDED DECEMBER 31, 2009

                                  (IN MILLIONS)


                                                                           ACCUMULATED OTHER
                                                                      COMPREHENSIVE INCOME (LOSS)
                                                         ----------------------------------------------------
                                                                                                                    TOTAL
                                                                                                                METROPOLITAN
                                                               NET                      FOREIGN      DEFINED   LIFE INSURANCE
                                   ADDITIONAL              UNREALIZED     OTHER-THAN    CURRENCY     BENEFIT       COMPANY
                           COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION     PLANS     STOCKHOLDER'S
                            STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS  ADJUSTMENT      EQUITY
                           ------  ----------  --------  --------------  -----------  -----------  ----------  --------------
Balance at December 31,
  2008 (Note 1)..........    $5      $14,437    $ 7,298      $(7,701)       $  --         $143       $(1,437)      $12,745
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)....                            36                       (36)
Capital contributions
  from MetLife, Inc.
  (Note 15)..............                  3                                                                             3
Excess tax liabilities
  related to stock-based
  compensation...........                 (2)                                                                           (2)
Change in equity of
  noncontrolling
  interests..............
Comprehensive income
  (loss):
  Net loss...............                        (2,517)                                                            (2,517)
  Other comprehensive
     income (loss):
     Unrealized gains
       (losses) on
       derivative
       instruments, net
       of income tax.....                                       (162)                                                 (162)
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax....                                      7,598         (305)                                   7,293
     Foreign currency
       translation
       adjustments, net
       of income tax.....                                                                  (92)                        (92)
     Defined benefit
       plans adjustment,
       net of income
       tax...............                                                                                (90)          (90)
                                                                                                                   -------
       Other
          comprehensive
          income (loss)..                                                                                            6,949
                                                                                                                   -------
  Comprehensive income
     (loss)..............                                                                                            4,432
                             --      -------    -------      -------        -----         ----       -------       -------
Balance at December 31,
  2009...................    $5      $14,438    $ 4,817      $  (265)       $(341)        $ 51       $(1,527)      $17,178
                             ==      =======    =======      =======        =====         ====       =======       =======

                           NONCONTROLLING   TOTAL
                              INTERESTS     EQUITY
                           --------------  -------
Balance at December 31,
  2008 (Note 1)..........       $ 83       $12,828
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)....
Capital contributions
  from MetLife, Inc.
  (Note 15)..............                        3
Excess tax liabilities
  related to stock-based
  compensation...........                       (2)
Change in equity of
  noncontrolling
  interests..............        218           218
Comprehensive income
  (loss):
  Net loss...............         (5)       (2,522)
  Other comprehensive
     income (loss):
     Unrealized gains
       (losses) on
       derivative
       instruments, net
       of income tax.....                     (162)
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax....         (5)        7,288
     Foreign currency
       translation
       adjustments, net
       of income tax.....                      (92)
     Defined benefit
       plans adjustment,
       net of income
       tax...............                      (90)
                                ----       -------
       Other
          comprehensive
          income (loss)..         (5)        6,944
                                ----       -------
  Comprehensive income
     (loss)..............        (10)        4,422
                                ----       -------
Balance at December 31,
  2009...................       $291       $17,469
                                ====       =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2008

                                  (IN MILLIONS)


                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                           ---------------------------------------
                                                                                                                         TOTAL
                                                                                                                     METROPOLITAN
                                                                                 NET         FOREIGN      DEFINED   LIFE INSURANCE
                                                     ADDITIONAL              UNREALIZED      CURRENCY     BENEFIT       COMPANY
                                             COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION     PLANS     STOCKHOLDER'S
                                              STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENTS  ADJUSTMENT      EQUITY
                                             ------  ----------  --------  --------------  -----------  ----------  --------------
Balance at December 31, 2007 (Note 1)......    $5      $14,426    $ 5,529      $ 1,342        $ 283       $  (284)     $ 21,301
Treasury stock transactions, net -- by
  subsidiary...............................                (11)                                                             (11)
  Capital contributions from MetLife, Inc.
     (Note 15).............................                 13                                                               13
  Excess tax benefits related to stock-
     based compensation....................                  9                                                                9
  Dividends of interests in subsidiary
     (Note 2)..............................                        (1,318)                                               (1,318)
  Dividends on subsidiary common stock.....
  Change in equity of noncontrolling
     interests.............................
Comprehensive income (loss):
  Net income...............................                         3,087                                                 3,087
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax..........................                                        272                                      272
     Unrealized investment gains (losses),
       net of related offsets and income
       tax.................................                                     (9,315)                                  (9,315)
     Foreign currency translation
       adjustments, net of income tax......                                                    (140)                       (140)
     Defined benefit plans adjustment, net
       of income tax.......................                                                                (1,153)       (1,153)
                                                                                                                       --------
     Other comprehensive income (loss).....                                                                             (10,336)
                                                                                                                       --------
  Comprehensive income (loss)..............                                                                              (7,249)
                                               --      -------    -------      -------        -----       -------      --------
Balance at December 31, 2008 (Note 1)......    $5      $14,437    $ 7,298      $(7,701)       $ 143       $(1,437)     $ 12,745
                                               ==      =======    =======      =======        =====       =======      ========

                                             NONCONTROLLING INTERESTS
                                             ------------------------
                                             DISCONTINUED  CONTINUING    TOTAL
                                              OPERATIONS   OPERATIONS   EQUITY
                                             ------------  ----------  --------
Balance at December 31, 2007 (Note 1)......     $ 1,534       $162     $ 22,997
Treasury stock transactions, net -- by
  subsidiary...............................                                 (11)
  Capital contributions from MetLife, Inc.
     (Note 15).............................                                  13
  Excess tax benefits related to stock-
     based compensation....................                                   9
  Dividends of interests in subsidiary
     (Note 2)..............................                              (1,318)
  Dividends on subsidiary common stock.....          34                      34
  Change in equity of noncontrolling
     interests.............................      (1,409)       (82)      (1,491)
Comprehensive income (loss):
  Net income...............................          94          3        3,184
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax..........................                                 272
     Unrealized investment gains (losses),
       net of related offsets and income
       tax.................................        (150)                 (9,465)
     Foreign currency translation
       adjustments, net of income tax......        (107)                   (247)
     Defined benefit plans adjustment, net
       of income tax.......................           4                  (1,149)
                                                -------       ----     --------
     Other comprehensive income (loss).....        (253)        --      (10,589)
                                                -------       ----     --------
  Comprehensive income (loss)..............        (159)         3       (7,405)
                                                -------       ----     --------
Balance at December 31, 2008 (Note 1)......     $    --       $ 83     $ 12,828
                                                =======       ====     ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

         CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY -- (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                  (IN MILLIONS)


                                                                                       ACCUMULATED OTHER
                                                                                  COMPREHENSIVE INCOME (LOSS)
                                                                            ---------------------------------------
                                                                                                                          TOTAL
                                                                                                                      METROPOLITAN
                                                                                  NET         FOREIGN      DEFINED   LIFE INSURANCE
                                                      ADDITIONAL              UNREALIZED      CURRENCY     BENEFIT       COMPANY
                                              COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION     PLANS     STOCKHOLDER'S
                                               STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENTS  ADJUSTMENT      EQUITY
                                              ------  ----------  --------  --------------  -----------  ----------  --------------
Balance at December 31, 2006 (Note 1).......    $5      $14,343    $3,812       $1,696          $144        $(808)       $19,192
Cumulative effect of changes in accounting
  principles, net of income tax (Note 1)....                         (215)                                                  (215)
                                                --      -------    ------       ------          ----        -----        -------
Balance at January 1, 2007 (Note 1).........     5       14,343     3,597        1,696           144         (808)        18,977
Treasury stock transactions, net -- by
  subsidiary................................                 10                                                               10
Capital contributions from MetLife, Inc.
  (Note 15).................................                  7                                                                7
Excess proceeds received on sale of
  interests in affiliate (Note 15)..........                 30                                                               30
Excess tax benefits related to stock-based
  compensation..............................                 36                                                               36
Dividends on common stock...................                         (500)                                                  (500)
Dividends on subsidiary common stock........
Change in equity of noncontrolling
  interests.................................
Comprehensive income (loss):
  Net income................................                        2,432                                                  2,432
  Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
       instruments, net of income tax.......                                       (15)                                      (15)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax..................................                                      (339)                                     (339)
     Foreign currency translation
       adjustments, net of income tax.......                                                     139                         139
     Defined benefit plans adjustment, net
       of income tax........................                                                                  524            524
                                                                                                                         -------
     Other comprehensive income (loss)......                                                                                 309
                                                                                                                         -------
  Comprehensive income (loss)...............                                                                               2,741
                                                --      -------    ------       ------          ----        -----        -------
Balance at December 31, 2007 (Note 1).......    $5      $14,426    $5,529       $1,342          $283        $(284)       $21,301
                                                ==      =======    ======       ======          ====        =====        =======

                                              NONCONTROLLING INTERESTS
                                              ------------------------
                                              DISCONTINUED  CONTINUING   TOTAL
                                               OPERATIONS   OPERATIONS   EQUITY
                                              ------------  ----------  -------
Balance at December 31, 2006 (Note 1).......     $1,347        $169     $20,708
Cumulative effect of changes in accounting
  principles, net of income tax (Note 1)....        (11)                   (226)
                                                 ------        ----     -------
Balance at January 1, 2007 (Note 1).........      1,336         169      20,482
Treasury stock transactions, net -- by
  subsidiary................................                                 10
Capital contributions from MetLife, Inc.
  (Note 15).................................                                  7
Excess proceeds received on sale of
  interests in affiliate (Note 15)..........                                 30
Excess tax benefits related to stock-based
  compensation..............................                                 36
Dividends on common stock...................                               (500)
Dividends on subsidiary common stock........        (34)                    (34)
Change in equity of noncontrolling
  interests.................................         42         (62)        (20)
Comprehensive income (loss):
  Net income................................        141          55       2,628
  Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
       instruments, net of income tax.......                                (15)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax..................................         (8)                   (347)
     Foreign currency translation
       adjustments, net of income tax.......         56                     195
     Defined benefit plans adjustment, net
       of income tax........................          1                     525
                                                 ------        ----     -------
     Other comprehensive income (loss)......         49                     358
                                                 ------        ----     -------
  Comprehensive income (loss)...............        190          55       2,986
                                                 ------        ----     -------
Balance at December 31, 2007 (Note 1).......     $1,534        $162     $22,997
                                                 ======        ====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                              2009       2008       2007
                                                            --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).........................................  $ (2,522)  $  3,184   $  2,628
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
  Depreciation and amortization expenses..................       381        258        368
  Amortization of premiums and accretion of discounts
     associated with investments, net.....................      (715)      (660)      (592)
  (Gains) losses from sales of investments and businesses,
     net..................................................     6,081     (2,868)       420
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests.....       716        524       (433)
  Interest credited to policyholder account balances......     2,669      3,289      3,777
  Universal life and investment-type product policy fees..    (2,067)    (2,285)    (2,246)
  Change in accrued investment income.....................        14        316       (201)
  Change in premiums and other receivables................      (507)    (1,734)       228
  Change in deferred policy acquisition costs, net........      (441)      (100)      (598)
  Change in insurance-related liabilities.................     2,582      5,117      4,022
  Change in trading securities............................      (165)        74        188
  Change in income tax recoverable (payable)..............    (2,340)       630        715
  Change in other assets..................................       (10)     2,828       (232)
  Change in other liabilities.............................     3,330      1,730     (1,505)
  Other, net..............................................        85        161         51
                                                            --------   --------   --------
Net cash provided by operating activities.................     7,091     10,464      6,590
                                                            --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...............................    41,437     68,089     73,576
  Equity securities.......................................     1,030      2,140      1,265
  Mortgage loans..........................................     4,589      5,238      8,085
  Real estate and real estate joint ventures..............        30        159        503
  Other limited partnership interests.....................       751        404        764
Purchases of:
  Fixed maturity securities...............................   (51,066)   (56,251)   (73,375)
  Equity securities.......................................      (544)    (1,094)    (2,204)
  Mortgage loans..........................................    (3,231)    (8,819)   (11,891)
  Real estate and real estate joint ventures..............      (318)    (1,071)    (1,369)
  Other limited partnership interests.....................      (585)    (1,163)    (1,459)
Net change in short-term investments......................     4,268     (6,967)       582
Sales of businesses.......................................        --         (4)        25
Dividend of subsidiary....................................        --       (270)        --
Excess proceeds received on sale of interests in
  affiliate...............................................        --         --         30
Net change in other invested assets.......................      (687)    (1,831)    (1,587)
Net change in policy loans................................      (218)      (193)      (149)
Net change in property, equipment and leasehold
  improvements............................................      (109)      (171)       (88)
Other, net................................................         1         --         22
                                                            --------   --------   --------
Net cash used in investing activities.....................  $ (4,652)  $ (1,804)  $ (7,270)
                                                            --------   --------   --------


        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                              2009       2008       2007
                                                            --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $ 51,313   $ 58,338   $ 39,125
     Withdrawals..........................................   (57,182)   (48,818)   (34,135)
  Net change in payables for collateral under securities
     loaned and other transactions........................    (3,987)   (10,303)    (3,167)
  Net change in short-term debt...........................       (95)        57       (476)
  Long-term debt issued...................................     1,205         27      1,705
  Long-term debt repaid...................................      (737)       (21)      (894)
  Shares subject to mandatory redemption..................        --         --       (131)
  Debt issuance costs.....................................        --         --         (8)
  Capital contribution from MetLife, Inc. ................        --         --          7
  Dividends on common stock...............................        --         --       (500)
  Excess tax benefits from share-based payment
     arrangements.........................................        --          8         30
  Other, net..............................................       112         --         --
                                                            --------   --------   --------
Net cash (used in) provided by financing activities.......    (9,371)      (712)     1,556
                                                            --------   --------   --------
Change in cash and cash equivalents.......................    (6,932)     7,948        876
Cash and cash equivalents, beginning of year..............    10,279      2,331      1,455
                                                            --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  3,347   $ 10,279   $  2,331
                                                            ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.......................................  $     --   $    404   $    164
                                                            ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR.................................................  $     --   $     --   $    404
                                                            ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year.......................................  $ 10,279   $  1,927   $  1,291
                                                            ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR.................................................  $  3,347   $ 10,279   $  1,927
                                                            ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid during the year for:
  Interest................................................  $    166   $    268   $    332
                                                            ========   ========   ========
  Income tax..............................................  $    285   $    494   $  1,010
                                                            ========   ========   ========
Non-cash transactions during the year:
  Dividend of subsidiary:
  Assets disposed.........................................  $     --   $ 22,135   $     --
  Liabilities disposed....................................        --    (20,689)        --
                                                            --------   --------   --------
  Net assets disposed.....................................        --      1,446         --
  Cash disposed...........................................        --        270         --
  Dividend of interests in subsidiary.....................        --     (1,318)        --
                                                            --------   --------   --------
  Loss on dividend of interests in subsidiary.............  $     --   $    398   $     --
                                                            ========   ========   ========
  Purchase money mortgages on real estate sale............  $     93   $     --   $     --
                                                            ========   ========   ========
  Fixed maturity securities received in connection with
     insurance contract commutation.......................  $     --   $    115   $     --
                                                            ========   ========   ========
  Capital contribution from MetLife, Inc. ................  $      3   $     13   $     --
                                                            ========   ========   ========
  Real estate acquired in satisfaction of debt............  $    209   $     --   $     --
                                                            ========   ========   ========
  Issuance of secured demand note collateral agreement....  $     --   $     25   $     --
                                                            ========   ========   ========
  Long-term debt issued to MetLife, Inc. in exchange for
     fixed maturity securities............................  $    300   $     --   $     --
                                                            ========   ========   ========





        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, employee benefits and financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

     During 2009, the Company realigned its former institutional and individual businesses into three operating segments: Insurance Products, Retirement Products and Corporate Benefit Funding. The segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. In addition, the Company has Corporate & Other, which is comprised of other business activities. See Note 17 for further business segment information.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 10. Intercompany accounts and transactions have been eliminated.

     The Company adopted revised guidance on the accounting for noncontrolling interests in the consolidated financial statements, effective January 1, 2009, which requires retrospective reclassification for all periods presented of noncontrolling interests (formerly called minority interests) to the equity section of the balance sheet, and change in presentation of net income (loss) in the consolidated cash flows to include the portion of net income (loss) attributable to noncontrolling interests with a corresponding reduction in other operating activities. These consolidated financial statements present retrospective changes required under this revised guidance for the periods prior to the adoption as of January 1, 2009. For the impact for the years ended December 31, 2008 and 2007 refer to " Adoption of New Accounting
Pronouncements -- Business Combinations and Noncontrolling Interests."

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2009 presentation. See
Note 18 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

     (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

     (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

     (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

     (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on fixed maturity securities. These investments are generally made through structured notes and similar

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their investment income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses). In addition, the Company has invested in certain structured transactions that are VIEs. These structured transactions include reinsurance trusts, asset-backed securitizations, hybrid securities, joint ventures, limited partnerships and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities which are presented separately and short sale agreement liabilities, which are included in other liabilities, are recorded at estimated fair value, with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Certain mortgage loans previously designated as held-for-investment have been designated as held-for-sale to reflect a change in the Company's intention as it relates to holding such loans. At the time of transfer, such loans are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. Amortized cost is determined in the same manner as for mortgage loans held-for-investment described above. The amount by which amortized cost exceeds estimated fair value less expected disposition costs is accounted for as a valuation allowance. Changes in such valuation allowance are recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain real estate joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, leveraged leases, loans to affiliates, tax credit partnerships, funds withheld and investments in insurance enterprise joint ventures.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Loans to affiliates, some of which are regulated, are carried at amortized cost and are used by the affiliates to assist in meeting their capital requirements.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include:

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Certain mortgage loans have also been designated as held-for-sale which are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. For these loans, estimated fair value is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the estimated fair value of the underlying collateral estimated using internal models.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses) except for those in net investment income for economic hedges of equity method investment in joint ventures, or for all derivatives held in relation to the trading portfolios. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.5 billion and $1.4 billion at December 31, 2009 and 2008, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $804 million and $720 million at December 31, 2009 and 2008, respectively. Related depreciation and amortization expense was $111 million, $111 million and $105 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.3 billion and $1.2 billion at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $983 million and $862 million at December 31, 2009 and 2008, respectively. Related amortization expense was $125 million, $117 million and $97 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment -- type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit.

     Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods.

     During the 2009 impairment tests of goodwill, management concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. However, management continues

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 7 for further consideration of goodwill impairment testing during 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

     Participating business represented approximately 6% and 8% of the Company's life insurance in-force, and 16% and 17% of the number of life insurance policies in-force, at December 31, 2009 and 2008, respectively. Participating policies represented approximately 33% and 34%, 32% and 33%, and 36% and 36% of gross and net life insurance premiums for the years ended December 31, 2009, 2008 and 2007, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 17%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Income Taxes

     The Company joins with MetLife, Inc. and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with MetLife, Inc. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) MetLife, Inc. to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 12) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations were calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The expected postretirement plan benefit obligations ("EPBO") represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligation ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

     As more fully described in Note 15, MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. The cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $36 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $59 million, net of policyholder related amounts of $4 million and net of deferred income taxes of $19 million, resulting in the net cumulative effect adjustment of $36 million. The increase in the amortized cost basis of fixed maturity securities of $59 million by sector was as follows: $25 million -- ABS, $25 million -- RMBS and $9 million -- U.S. corporate securities.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $566 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance. As a result of its implementation, total equity at December 31, 2008 and 2007 increased by $83 million and $1,696 million, respectively, representing noncontrolling interests with an offsetting impact to other liabilities and total liabilities, as a result of the elimination of minority interests. Also as a result of the adoption, income from continuing operations increased by $97 million and $196 million for the years ended December 31, 2008 and 2007, respectively, with the corresponding increase in net income attributable to noncontrolling interests for the years ended December 31, 2008 and 2007.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $13 million ($8 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 5.

     In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted new guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized an $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of noncontrolling interests.

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $202 million, net of income tax of $116 million, which was recorded as a reduction to retained earnings.

     The following new pronouncement had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

2.  ACQUISITIONS AND DISPOSITIONS

  2008 DISPOSITION

     In September 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). In connection with this transaction, General American Life Insurance Company ("GALIC") dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. Metropolitan Life Insurance Company, through its investment in GALIC, retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. The Company has agreed to dispose of the remaining shares of RGA within the next five years. In connection with the Company's agreement to dispose of the remaining shares, the Company also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations.

  OTHER ACQUISITIONS AND DISPOSITIONS

     See Note 15 for information on the contribution from MetLife, Inc. in the form of intangible assets related to VOCRA from a 2008 acquisition by MetLife, Inc.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  2009 DISPOSITION THROUGH ASSUMPTION REINSURANCE

     On October 30, 2009, the Company completed the disposal, through assumption reinsurance, of substantially all of the insurance business of MetLife Canada, a wholly-owned indirect subsidiary, to a third-party. Pursuant to the assumption reinsurance agreement, the consideration paid by the Company was $259 million, comprised of cash of $14 million and fixed maturity securities, mortgage loans and other assets totaling $245 million. At the date of the assumption reinsurance agreement, the carrying value of insurance liabilities transferred was $267 million, resulting in a gain of $5 million, net of income tax. The gain was recognized in net investment gains (losses).

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                                  DECEMBER 31, 2009
                                                ----------------------------------------------------
                                                               GROSS UNREALIZED
                                                 COST OR   -----------------------  ESTIMATED
                                                AMORTIZED          TEMPORARY  OTTI     FAIR     % OF
                                                   COST     GAIN      LOSS    LOSS    VALUE    TOTAL
                                                ---------  ------  ---------  ----  ---------  -----
                                                                    (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.....................   $ 48,650  $2,179    $1,752   $  9   $ 49,068   33.9%
RMBS..........................................     31,810     899     1,303    421     30,985   21.4
Foreign corporate securities..................     24,367   1,469       836      3     24,997   17.3
U.S. Treasury, agency and government
  guaranteed securities (1)...................     16,399     681       678     --     16,402   11.3
CMBS..........................................     11,393     124       746     --     10,771    7.5
ABS...........................................      7,892     102       682    141      7,171    5.0
State and political subdivision securities....      2,827      53       146     --      2,734    1.9
Foreign government securities.................      2,101     467        47     --      2,521    1.7
                                                 --------  ------    ------   ----   --------  -----
  Total fixed maturity securities (2), (3)....   $145,439  $5,974    $6,190   $574   $144,649  100.0%
                                                 ========  ======    ======   ====   ========  =====
EQUITY SECURITIES:
Common stock..................................   $  1,076  $   58    $    4   $ --   $  1,130   53.4%
Non-redeemable preferred stock (2)............      1,115      54       183     --        986   46.6
                                                 --------  ------    ------   ----   --------  -----
  Total equity securities (4).................   $  2,191  $  112    $  187   $ --   $  2,116  100.0%
                                                 ========  ======    ======   ====   ========  =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2008
                                                  --------------------------------------------
                                                                  GROSS
                                                   COST OR      UNREALIZED    ESTIMATED
                                                  AMORTIZED  ---------------     FAIR     % OF
                                                     COST     GAIN     LOSS     VALUE    TOTAL
                                                  ---------  ------  -------  ---------  -----
                                                                  (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.......................   $ 49,334  $  770  $ 6,352   $ 43,752   35.8%
RMBS............................................     25,659     539    3,145     23,053   18.9
Foreign corporate securities....................     23,898     435    4,109     20,224   16.5
U.S. Treasury, agency and government guaranteed
  securities (1)................................     12,884   3,052       --     15,936   13.0
CMBS............................................     11,502      11    2,436      9,077    7.4
ABS.............................................      8,490      14    2,193      6,311    5.2
Foreign government securities...................      2,436     464      125      2,775    2.3
State and political subdivision securities......      1,225      31      155      1,101    0.9
                                                   --------  ------  -------   --------  -----
  Total fixed maturity securities (2), (3)......   $135,428  $5,316  $18,515   $122,229  100.0%
                                                   ========  ======  =======   ========  =====
EQUITY SECURITIES:
Common stock....................................   $  1,358  $   29  $    96   $  1,291   56.2%
Non-redeemable preferred stock (2)..............      1,573       1      567      1,007   43.8
                                                   --------  ------  -------   --------  -----
  Total equity securities (4)...................   $  2,931  $   30  $   663   $  2,298  100.0%
                                                   ========  ======  =======   ========  =====



--------

   (1) The Company has classified within the U.S. Treasury, agency and government guaranteed securities caption certain corporate fixed maturity securities issued by U.S. financial institutions that were guaranteed by the Federal Deposit Insurance Corporation ("FDIC") pursuant to the FDIC's Temporary Liquidity Guarantee Program ("FDIC Program") of $51 million and $2 million at estimated fair value with unrealized gains (losses) of less than $1 million and less than ($1) million at December 31, 2009 and 2008, respectively.

   (2) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
CONSOLIDATED BALANCE                                                           FAIR        FAIR
SHEETS                        SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                 $  699      $  885
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                 $  191      $  122
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                 $1,785      $1,426
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                 $   38      $    7


--------

   (3) The Company held $1,769 million and $1,495 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       referred to as "capital securities", are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (4) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately held equity securities represented $810 million and $891 million at estimated fair value at December 31, 2009 and 2008, respectively.

     The Company held foreign currency derivatives with notional amounts of $7.5 billion and $7.3 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                   DECEMBER 31,
                                                                 ----------------
                                                                   2009     2008
                                                                 -------   ------
                                                                   (IN MILLIONS)
Below-investment grade or non-rated fixed maturity securities
  (1):
  Estimated fair value.........................................  $13,438   $8,383
  Net unrealized loss..........................................  $ 1,804   $3,275
Non-income producing fixed maturity securities (1):
  Estimated fair value.........................................  $   120   $   59
  Net unrealized loss..........................................  $    12   $   17
Fixed maturity securities credit enhanced by financial
  guarantor insurers -- by sector -- at estimated fair value:
  U.S. corporate securities....................................  $ 1,278   $1,463
  ABS..........................................................      484      515
  State and political subdivision securities...................      430      426
  RMBS.........................................................       29       34
                                                                 -------   ------
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers............................  $ 2,221   $2,438
                                                                 =======   ======
Ratings of the financial guarantor insurers providing the
  credit enhancement:
  Portion rated Aa/AA..........................................       14%      11%
                                                                 =======   ======
  Portion rated A..............................................       --%      --%
                                                                 =======   ======
  Portion rated Baa/BBB........................................       42%      74%
                                                                 =======   ======



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company's insurance subsidiaries. Non-agency RMBS held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government, certain U.S. government agencies and certain securities guaranteed by the U.S. government. The Company's holdings in U.S. Treasury, agency and government guaranteed fixed maturity securities at estimated fair value were $16.4 billion and $15.9 billion at December 31, 2009 and 2008, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                  (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1).....................................   $24,997     33.7%   $20,224     31.6%
  Industrial......................................    12,339     16.6     10,240     16.0
  Consumer........................................    11,456     15.5      9,120     14.3
  Utility.........................................    10,372     14.0      8,798     13.8
  Finance.........................................     8,658     11.7      9,660     15.1
  Communications..................................     4,273      5.8      3,810      5.9
  Other...........................................     1,970      2.7      2,124      3.3
                                                     -------    -----    -------    -----
     Total........................................   $74,065    100.0%   $63,976    100.0%
                                                     =======    =====    =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  753        0.3%        $  992        0.5%
  Holdings in ten issuers with the largest
     exposures...............................    $5,363        2.5%        $6,185        3.0%

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                (IN MILLIONS)
By security type:
  Collateralized mortgage obligations.............   $17,051     55.0%   $17,343     75.2%
  Pass-through securities.........................    13,934     45.0      5,710     24.8
                                                     -------    -----    -------    -----
     Total RMBS...................................   $30,985    100.0%   $23,053    100.0%
                                                     =======    =====    =======    =====
By risk profile:
  Agency..........................................   $23,415     75.6%   $15,268     66.2%
  Prime...........................................     4,613     14.9      5,443     23.6
  Alternative residential mortgage loans..........     2,957      9.5      2,342     10.2
                                                     -------    -----    -------    -----
     Total RMBS...................................   $30,985    100.0%   $23,053    100.0%
                                                     =======    =====    =======    =====
Portion rated Aaa/AAA (1).........................   $25,316     81.7%   $21,321     92.5%
                                                     =======    =====    =======    =====
Portion rated NAIC 1 (2)..........................   $27,305     88.1%   $22,037     95.6%
                                                     =======    =====    =======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company's insurance subsidiaries. Non-agency RMBS held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade, for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 81.7% at December 31, 2009 as compared to 92.5% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 88.1% at December 31, 2009 as compared to 95.6% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior......................................    $   79      2.7%    $  174      7.5%
2005..............................................       948     32.0        991     42.3
2006..............................................       619     20.9        623     26.6
2007..............................................       543     18.4        554     23.6
2008..............................................        --       --         --       --
2009..............................................       768     26.0         --       --
                                                      ------    -----     ------    -----
Total.............................................    $2,957    100.0%    $2,342    100.0%
                                                      ======    =====     ======    =====




                                                    AMOU-    % OF              % OF
                                                      NT     TOTAL   AMOUNT    TOTAL
                                                    -----   ------   ------   ------
                                                             (IN MILLIONS)
Net unrealized loss...............................   $821            $1,315
Rated Aa/AA or better (1).........................            35.0%             63.6%
Rated NAIC 1 (2)..................................            36.7%             67.5%
Fixed rate........................................            90.4%             88.0%
Hybrid ARM........................................             9.6              12.0
                                                             -----             -----
Total Alt-A RMBS..................................           100.0%            100.0%
                                                             =====             =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company's insurance subsidiaries. Non-agency RMBS held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $10.8 billion and $9.1 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $39 million and $46 million at December 31, 2009 and 2008, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by rating agency designations and by vintage year at:

                                                                  DECEMBER 31, 2009
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                              (IN MILLIONS)
2003 & Prior.....    $4,421     $4,480      $331       $308       $132       $113       $ 22       $ 18       $ --          $ --
2004.............     1,633      1,645       108         91         70         43         20         15         58            45
2005.............     2,138      2,064       125         94         33         28         35         21         21            19
2006.............       705        656        97         84        332        284        149        106         96            37
2007.............       410        294         7          6        247        189        193        124         10             7
2008.............        --         --        --         --         --         --         --         --         --            --
2009.............        --         --        --         --         --         --         --         --         --            --
                     ------     ------      ----       ----       ----       ----       ----       ----       ----          ----
  Total..........    $9,307     $9,139      $668       $583       $814       $657       $419       $284       $185          $108
                     ======     ======      ====       ====       ====       ====       ====       ====       ====          ====
Ratings
  Distribution                    84.9%                 5.4%                  6.1%                  2.6%                     1.0%
                                ======                 ====                  ====                  ====                     ====

                     DECEMBER 31, 2009
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
2003 & Prior.....   $ 4,906    $ 4,919
2004.............     1,889      1,839
2005.............     2,352      2,226
2006.............     1,379      1,167
2007.............       867        620
2008.............        --         --
2009.............        --         --
                    -------    -------
  Total..........   $11,393    $10,771
                    =======    =======
Ratings
  Distribution                   100.0%
                               =======




                                                                  DECEMBER 31, 2008
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                    (IN MILLIONS)
2003 & Prior.....   $ 3,940     $3,611      $367       $236       $151       $ 81       $ 13       $  4       $--           $ --
2004.............     1,891      1,602        52         18         79         27          8          5        43             36
2005.............     2,412      1,885       125         32         21          9          5          1        --             --
2006.............     1,309        960        85         31         25         14         72         28        --             --
2007.............       839        466        17          5         37         16         10          9        --             --
2008.............         1          1        --         --         --         --         --         --        --             --
2009.............        --         --        --         --         --         --         --         --        --             --
                    -------     ------      ----       ----       ----       ----       ----       ----       ---           ----
  Total..........   $10,392     $8,525      $646       $322       $313       $147       $108       $ 47       $43           $ 36
                    =======     ======      ====       ====       ====       ====       ====       ====       ===           ====
Ratings
  Distribution                    93.9%                 3.6%                  1.6%                  0.5%                     0.4%
                                ======                 ====                  ====                  ====                     ====

                     DECEMBER 31, 2008
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
                       (IN MILLIONS)
2003 & Prior.....   $ 4,471     $3,932
2004.............     2,073      1,688
2005.............     2,563      1,927
2006.............     1,491      1,033
2007.............       903        496
2008.............         1          1
2009.............        --         --
                    -------     ------
  Total..........   $11,502     $9,077
                    =======     ======
Ratings
  Distribution                   100.0%
                                ======



     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $7.2 billion and $6.3 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                (IN MILLIONS)
By collateral type:
  Credit card loans...............................    $3,706     51.7%    $2,944     46.6%
  Student loans...................................       882     12.3        744     11.8
  Automobile loans................................       619      8.6        683     10.8
  RMBS backed by sub-prime mortgage loans.........       710      9.9        711     11.3
  Other loans.....................................     1,254     17.5      1,229     19.5
                                                      ------    -----     ------    -----
       Total......................................    $7,171    100.0%    $6,311    100.0%
                                                      ======    =====     ======    =====
Portion rated Aaa/AAA (1).........................    $4,947     69.0%    $4,819     76.4%
                                                      ======    =====     ======    =====
Portion rated NAIC 1 (2)..........................    $6,155     85.8%    $5,600     88.7%
                                                      ======    =====     ======    =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers...........................               45.3%               49.3%
  Of the 45.3% and 49.3% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA..                 19%                 21%
     By financial guarantor insurers rated A......                  9%                 --%
     By financial guarantor insurers rated
       Baa/BBB....................................                 --%                 34%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by the Company's insurance subsidiaries. Non-agency RMBS backed by sub-prime mortgage loans held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of ABS supported by sub-prime mortgage loans by rating agency designations and by vintage year at:

                                                                  DECEMBER 31, 2009
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                    (IN MILLIONS)
2003 & Prior.....     $ 40      $  35       $ 55      $  47       $ 7        $  5       $ 5        $  4       $ 82         $  50
2004.............       57         40        120         98         9           5        16          10         19             9
2005.............       51         38        159        109        36          26        14           8        132            89
2006.............        2          2         62         22        --          --        23           5         97            69
2007.............       --         --         78         28        --          --        --          --         27            11
2008.............       --         --         --         --        --          --        --          --         --            --
2009.............       --         --         --         --        --          --        --          --         --            --
                      ----      -----       ----      -----       ---        ----       ---        ----       ----         -----
  Total..........     $150      $ 115       $474      $ 304       $52        $ 36       $58        $ 27       $357         $ 228
                      ====      =====       ====      =====       ===        ====       ===        ====       ====         =====
Ratings
  Distribution                   16.2%                 42.8%                  5.1%                  3.9%                    32.0%
                                =====                 =====                  ====                  ====                    =====

                     DECEMBER 31, 2009
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
                       (IN MILLIONS)
2003 & Prior.....    $  189     $  141
2004.............       221        162
2005.............       392        270
2006.............       184         98
2007.............       105         39
2008.............        --         --
2009.............        --         --
                     ------     ------
  Total..........    $1,091     $  710
                     ======     ======
Ratings
  Distribution                   100.0%
                                ======



     The rating distribution of the Company's ABS supported by sub-prime mortgage loans at December 31, 2009 using NAIC ratings are as follows: 61.7% NAIC 1, 4.8% NAIC 2, 17.3% NAIC 3, 8.0% NAIC 4, 8.2% NAIC 5 and 0% NAIC 6.

                                                                  DECEMBER 31, 2008
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                    (IN MILLIONS)
2003 & Prior.....     $ 64      $  53       $ 61      $  50       $15        $  9       $ 77      $  48       $ 8           $  4
2004.............       64         36         79         41         1          --         37         29         1             --
2005.............      281        176         98         60        10           4         39         17        --             --
2006.............      132         95         50         23        16          10         26          7        --             --
2007.............       --         --         78         34        28          13          1          1         2              1
2008.............       --         --         --         --        --          --         --         --        --             --
                      ----      -----       ----      -----       ---        ----       ----      -----       ---           ----
  Total..........     $541      $ 360       $366      $ 208       $70        $ 36       $180      $ 102       $11           $  5
                      ====      =====       ====      =====       ===        ====       ====      =====       ===           ====
Ratings
  Distribution                   50.6%                 29.2%                  5.1%                 14.3%                     0.8%
                                =====                 =====                  ====                 =====                     ====

                     DECEMBER 31, 2008
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
                       (IN MILLIONS)
2003 & Prior.....    $  225     $  164
2004.............       182        106
2005.............       428        257
2006.............       224        135
2007.............       109         49
2008.............        --         --
                     ------     ------
  Total..........    $1,168     $  711
                     ======     ======
Ratings
  Distribution                   100.0%
                                ======



     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity at December 31, 2009 and 2008.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                DECEMBER 31,
                                               ---------------------------------------------
                                                        2009                    2008
                                               ---------------------   ---------------------
                                                           ESTIMATED               ESTIMATED
                                               AMORTIZED      FAIR     AMORTIZED      FAIR
                                                  COST       VALUE        COST       VALUE
                                               ---------   ---------   ---------   ---------
                                                               (IN MILLIONS)
Due in one year or less......................   $  3,927    $  3,987    $  3,491    $  3,500
Due after one year through five years........     22,001      22,733      21,495      19,741
Due after five years through ten years.......     25,114      25,974      27,411      24,402
Due after ten years..........................     43,302      43,028      37,380      36,145
                                                --------    --------    --------    --------
  Subtotal...................................     94,344      95,722      89,777      83,788
RMBS, CMBS and ABS...........................     51,095      48,927      45,651      38,441
                                                --------    --------    --------    --------
Total fixed maturity securities..............   $145,439    $144,649    $135,428    $122,229
                                                ========    ========    ========    ========



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for- sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
                                                                 2009    2008      2007
                                                                -----  --------  -------
                                                                      (IN MILLIONS)
Fixed maturity securities that were temporarily impaired......  $(216) $(13,199) $ 3,885
Fixed maturity securities with noncredit OTTI losses in other
  comprehensive loss..........................................   (574)       --       --
                                                                -----  --------  -------
  Total fixed maturity securities.............................   (790)  (13,199)   3,885
Equity securities.............................................    (75)     (633)     251
Derivatives...................................................   (156)       14     (358)
Short-term investments........................................    (23)       --       --
Other.........................................................     52        56      (22)
                                                                -----  --------  -------
  Subtotal....................................................   (992)  (13,762)   3,756
                                                                -----  --------  -------
Amounts allocated from:
  Insurance liability loss recognition........................     --        (1)    (366)
  DAC and VOBA on which noncredit OTTI losses have been
     recognized...............................................     49        --       --
  DAC and VOBA................................................      6     2,000     (420)
     Policyholder dividend obligation.........................     --        --     (789)
                                                                -----  --------  -------
     Subtotal.................................................     55     1,999   (1,575)
Deferred income tax benefit (expense) on which noncredit OTTI
  losses have been recognized.................................    184        --       --
Deferred income tax benefit (expense).........................    142     4,062     (689)
                                                                -----  --------  -------
Net unrealized investment gains (losses)......................   (611)   (7,701)   1,492
Net unrealized investment gains (losses) attributable to
  noncontrolling interests....................................      5        --     (150)
                                                                -----  --------  -------
Net unrealized investment gains (losses) attributable to
  Metropolitan Life Insurance Company.........................  $(606) $ (7,701) $ 1,342
                                                                =====  ========  =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $574 million includes $59 million related to the transition adjustment, $623 million ($566 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009, and $108 million of subsequent

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2009     2008      2007
                                                             -------  --------  -------
                                                                    (IN MILLIONS)
Balance, beginning of period...............................  $(7,701) $  1,342  $ 1,696
Cumulative effect of change in accounting principle, net of
  income tax...............................................      (36)       --       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized.....................................     (515)       --       --
Unrealized investment gains (losses) during the year.......   13,344   (17,624)  (1,173)
Unrealized investment losses of subsidiary at the date of
  dividend of interests....................................       --       106       --
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition..............        1       365      440
  DAC and VOBA on which noncredit OTTI losses have been
     recognized............................................       45        --       --
  DAC and VOBA.............................................   (1,994)    2,438     (181)
  DAC and VOBA of subsidiary at date of dividend of
     interests.............................................       --       (18)      --
  Policyholder dividend obligation.........................       --       789      273
  Deferred income tax benefit (expense) on which noncredit
     OTTI losses have been recognized......................      165        --       --
  Deferred income tax benefit (expense)....................   (3,920)    4,797      279
  Deferred income tax benefit (expense) of subsidiary at
     date of dividend of interests.........................       --       (46)      --
                                                             -------  --------  -------
Net unrealized investment gains (losses)...................     (611)   (7,851)   1,334
Net unrealized investment gains (losses) attributable to
  noncontrolling interests.................................        5        --       --
Net unrealized investment gains (losses) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests....................................       --       150        8
                                                             -------  --------  -------
Balance, end of period.....................................  $  (606) $ (7,701) $ 1,342
                                                             -------  --------  -------
Change in net unrealized investment gains (losses).........  $ 7,090  $ (9,193) $  (362)
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests.................        5        --       --
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests of subsidiary at
  date of dividend of interests............................       --       150        8
                                                             -------  --------  -------
Change in net unrealized investment gains (losses)
  attributable to Metropolitan Life Insurance Company......  $ 7,095  $ (9,043) $  (354)
                                                             =======  ========  =======



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                   DECEMBER 31, 2009
                                          -------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                           LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                          ---------------------  ---------------------  ---------------------
                                          ESTIMATED     GROSS    ESTIMATED     GROSS    ESTIMATED     GROSS
                                             FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                            VALUE       LOSS       VALUE       LOSS       VALUE       LOSS
                                          ---------  ----------  ---------  ----------  ---------  ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...............   $ 5,592     $  270     $11,119     $1,491     $16,711     $1,761
RMBS....................................     4,703         80       6,534      1,644      11,237      1,724
Foreign corporate securities............     2,442         77       5,047        762       7,489        839
U.S. Treasury, agency and government
  guaranteed securities.................     9,089        678          --         --       9,089        678
CMBS....................................     1,291         15       3,865        731       5,156        746
ABS.....................................       826         73       3,454        750       4,280        823
State and political subdivision
  securities............................     1,236         64         272         82       1,508        146
Foreign government securities...........       171          9         171         38         342         47
                                           -------     ------     -------     ------     -------     ------
  Total fixed maturity securities.......   $25,350     $1,266     $30,462     $5,498     $55,812     $6,764
                                           =======     ======     =======     ======     =======     ======
EQUITY SECURITIES:
Common stock............................   $    49     $    4     $     2     $   --     $    51     $    4
Non-redeemable preferred stock..........        46         29         628        154         674        183
                                           -------     ------     -------     ------     -------     ------
Total equity securities.................   $    95     $   33     $   630     $  154     $   725     $  187
                                           =======     ======     =======     ======     =======     ======
Total number of securities in an
  unrealized loss position..............     1,365                  2,073
                                           =======                =======




                                                                      DECEMBER 31, 2008
                                             -------------------------------------------------------------------
                                                                     EQUAL TO OR GREATER
                                              LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                             ---------------------  ---------------------  ---------------------
                                             ESTIMATED     GROSS    ESTIMATED     GROSS    ESTIMATED     GROSS
                                                FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                               VALUE       LOSS       VALUE       LOSS       VALUE       LOSS
                                             ---------  ----------  ---------  ----------  ---------  ----------
                                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................    $20,927     $2,988     $11,002     $3,364     $31,929     $ 6,352
RMBS......................................      6,833      1,958       2,561      1,187       9,394       3,145
Foreign corporate securities..............     10,899      2,370       4,421      1,739      15,320       4,109
U.S. Treasury, agency and government
  guaranteed securities...................         34         --          --         --          34          --
CMBS......................................      6,828      1,250       2,112      1,186       8,940       2,436
ABS.......................................      3,708        717       2,418      1,476       6,126       2,193
State and political subdivision
  securities..............................        586        117         106         38         692         155
Foreign government securities.............        555         86         128         39         683         125
                                              -------     ------     -------     ------     -------     -------
  Total fixed maturity securities.........    $50,370     $9,486     $22,748     $9,029     $73,118     $18,515
                                              =======     ======     =======     ======     =======     =======
EQUITY SECURITIES.........................    $   505     $  199     $   694     $  464     $ 1,199     $   663
                                              =======     ======     =======     ======     =======     =======
Total number of securities in an
  unrealized loss position................      4,556                  2,038
                                              =======                =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                   DECEMBER 31, 2009
                                               --------------------------------------------------------
                                                COST OR AMORTIZED   GROSS UNREALIZED      NUMBER OF
                                                      COST                LOSS            SECURITIES
                                               ------------------  -----------------  -----------------
                                               LESS THAN   20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                                  20%       MORE      20%      MORE      20%      MORE
                                               ---------  -------  ---------  ------  ---------  ------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.........................   $22,545   $ 1,574    $  657   $  414    1,057      115
Six months or greater but less than nine
  months.....................................     2,813       317       352       85       75       30
Nine months or greater but less than twelve
  months.....................................       713     1,161        67      356       37       55
Twelve months or greater.....................    25,337     8,116     1,972    2,861    1,417      486
                                                -------   -------    ------   ------
  Total......................................   $51,408   $11,168    $3,048   $3,716
                                                =======   =======    ======   ======
Percentage of cost or amortized cost.........                             6%      33%
                                                                     ======   ======
EQUITY SECURITIES:
Less than six months.........................   $    60   $    54    $    4   $   12      166        7
Six months or greater but less than nine
  months.....................................        --        --        --       --        3       --
Nine months or greater but less than twelve
  months.....................................         3        69        --       29        4        5
Twelve months or greater.....................       389       337        47       95       30       20
                                                -------   -------    ------   ------
  Total......................................   $   452   $   460    $   51   $  136
                                                =======   =======    ======   ======
Percentage of cost...........................                            11%      30%
                                                                     ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2008
                                              ---------------------------------------------------------
                                               COST OR AMORTIZED   GROSS UNREALIZED       NUMBER OF
                                                     COST                LOSS             SECURITIES
                                              ------------------  ------------------  -----------------
                                              LESS THAN   20% OR  LESS THAN   20% OR  LESS THAN  20% OR
                                                 20%       MORE      20%       MORE      20%      MORE
                                              ---------  -------  ---------  -------  ---------  ------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................   $22,435   $31,160    $1,677   $11,043    1,894     1,902
Six months or greater but less than nine
  months....................................     9,681     1,325       941       676      656        97
Nine months or greater but less than twelve
  months....................................    10,482     2,119     1,185     1,165      507       122
Twelve months or greater....................    14,076       355     1,598       230      915        37
                                               -------   -------    ------   -------
  Total.....................................   $56,674   $34,959    $5,401   $13,114
                                               =======   =======    ======   =======
Percentage of cost or amortized cost........                            10%       38%
                                                                    ======   =======
EQUITY SECURITIES:
Less than six months........................   $   329   $   757    $   49   $   336      229       410
Six months or greater but less than nine
  months....................................        15       301         2       146        5        22
Nine months or greater but less than twelve
  months....................................         2       340        --       125        1        14
Twelve months or greater....................       118        --         5        --       11        --
                                               -------   -------    ------   -------
  Total.....................................   $   464   $ 1,398    $   56   $   607
                                               =======   =======    ======   =======
Percentage of cost..........................                            12%       43%
                                                                    ======   =======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $95 million at December 31, 2009. As shown in the section below "Evaluating Temporarily Impaired Available-for-Sale Securities", the $95 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were investment grade non-redeemable preferred stock, all of which were financial services industry investment grade non-redeemable preferred stock, of which 71% were rated A or better.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $7.0 billion and $19.2 billion, at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. corporate securities........................................    25%    33%
  RMBS.............................................................    25     16
  ABS..............................................................    12     11
  Foreign corporate securities.....................................    12     21
  CMBS.............................................................    11     13
  U.S. Treasury, agency and government guaranteed securities.......    10     --
  State and political subdivision securities.......................     2      1
  Other............................................................     3      5
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    36%    29%
  Finance..........................................................    23     24
  Asset-backed.....................................................    12     11
  U.S. Treasury, agency and government guaranteed securities.......    10     --
  Consumer.........................................................     4     12
  Utility..........................................................     4     10
  State and political subdivision securities.......................     2      1
  Communications...................................................     2      5
  Industrial.......................................................     1      4
  Other............................................................     6      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       145           5           440          28
Total gross unrealized loss.....................    $2,796         $70        $8,558        $484
Percentage of total gross unrealized loss.......        41%         37%           46%         73%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $6.2 billion during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                   NON-REDEEMABLE PREFERRED STOCK
                                          --------------------------------------------------------------------------------
                                            ALL TYPES OF
                                                NON-
                                             REDEEMABLE
                                           PREFERRED STOCK                         INVESTMENT GRADE
                              ALL EQUITY  ----------------  --------------------------------------------------------------
                              SECURITIES             % OF          ALL INDUSTRIES           FINANCIAL SERVICES INDUSTRY
                              ----------   GROSS     ALL    ---------------------------  ---------------------------------
                                 GROSS    UNREAL-   EQUITY     GROSS        % OF ALL        GROSS                   % A
                              UNREALIZED    IZED   SECURI-  UNREALIZED   NON-REDEEMABLE  UNREALIZED   % OF ALL     RATED
                                 LOSS       LOSS     TIES      LOSS     PREFERRED STOCK     LOSS     INDUSTRIES  OR BETTER
                              ----------  -------  -------  ----------  ---------------  ----------  ----------  ---------
                                                                   (IN MILLIONS)
Less than six months........     $ 12       $ 12     100%      $  7            58%          $  7         100%        --%
Six months or greater but
  less than twelve months...       29         29     100%        29           100%            29         100%       100%
Twelve months or greater....       95         95     100%        95           100%            95         100%        71%
                                 ----       ----               ----                         ----
All equity securities with a
  gross unrealized loss of
  20% or more...............     $136       $136     100%      $131            96%          $131         100%        74%
                                 ====       ====               ====                         ====



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
  Total OTTI losses recognized...........................  $(1,521)  $  (787)  $ (38)
  Less: Noncredit portion of OTTI losses transferred to
     and recognized in other comprehensive loss..........      623        --      --
                                                           -------   -------   -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings.........................................     (898)     (787)    (38)
  Fixed maturity securities -- net gains (losses) on
     sales and disposals.................................       (7)     (275)   (246)
                                                           -------   -------   -----
     Total losses on fixed maturity securities...........     (905)   (1,062)   (284)
                                                           -------   -------   -----
Other net investment gains (losses):
  Equity securities......................................     (255)      (90)    133
  Mortgage loans.........................................     (373)      (88)      4
  Real estate and real estate joint ventures.............     (100)      (18)     45
  Other limited partnership interests....................     (284)     (131)     35
  Freestanding derivatives...............................   (2,842)    3,257    (526)
  Embedded derivatives...................................   (1,586)    1,744      15
  Other..................................................      250      (140)    291
                                                           -------   -------   -----
     Total net investment gains (losses).................  $(6,095)  $ 3,472   $(287)
                                                           =======   =======   =====



     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to internal asset transfers included in the table above. See also Note 9 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                FIXED MATURITY SECURITIES        EQUITY SECURITIES                   TOTAL
                               ---------------------------    -----------------------    -----------------------------
                                                               YEARS ENDED DECEMBER 31,
                               ---------------------------------------------------------------------------------------
                                 2009      2008      2007      2009     2008     2007      2009       2008       2007
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
                                                               (IN MILLIONS)
Proceeds.....................  $24,900   $42,785   $52,377    $ 658    $1,888    $760    $25,558    $44,673    $53,137
                               =======   =======   =======    =====    ======    ====    =======    =======    =======
Gross investment gains.......  $   685   $   631   $   343    $ 118    $  412    $176    $   803    $ 1,043    $   519
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
Gross investment losses......     (692)     (906)     (589)     (90)     (223)    (27)      (782)    (1,129)      (616)
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related.............     (632)     (668)      (38)      --        --      --       (632)      (668)       (38)
  Other(1)...................     (266)     (119)       --     (283)     (279)    (16)      (549)      (398)       (16)
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
  Total OTTI losses
     recognized in earnings..     (898)     (787)      (38)    (283)     (279)    (16)    (1,181)    (1,066)       (54)
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
Net investment gains
  (losses)...................  $  (905)  $(1,062)  $  (284)   $(255)   $  (90)   $133    $(1,160)   $(1,152)   $  (151)
                               =======   =======   =======    =====    ======    ====    =======    =======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2009     2008     2007
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance...................................................  $284     $361      $10
  Communications............................................   130      109       --
  Consumer..................................................   127       71       --
  Utility...................................................    81        5        1
  Industrial................................................     9       26       14
  Other.....................................................    27      144        4
                                                              ----     ----      ---
     Total U.S. and foreign corporate securities............   658      716       29
  RMBS......................................................   127       --       --
  ABS.......................................................    95       61        9
  CMBS......................................................    18       --       --
  Foreign government securities.............................    --       10       --
                                                              ----     ----      ---
     Total..................................................  $898     $787      $38
                                                              ====     ====      ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Sector:
  Non-redeemable preferred stock..........................  $228      $197       $ 1
  Common stock............................................    55        82        15
                                                            ----      ----       ---
  Total...................................................  $283      $279       $16
                                                            ====      ====       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities..........................  $228      $ 38       $--
     Common and remaining non-redeemable preferred stock..    25       180        --
                                                            ----      ----       ---
       Total financial services industry..................   253       218        --
Other.....................................................    30        61        16
                                                            ----      ----       ---
  Total...................................................  $283      $279       $16
                                                            ====      ====       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................               110
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................               188
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                36
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................               (30)
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.....................................                (1)
                                                                        ----
Balance, end of period....................................              $303
                                                                        ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                         ---------------------------
                                                           2009      2008      2007
                                                         -------   -------   -------
                                                                (IN MILLIONS)
Fixed maturity securities..............................  $ 7,799   $ 8,830   $ 9,671
Equity securities......................................      126       174       169
Trading securities.....................................      116       (21)        6
Mortgage loans.........................................    2,236     2,387     2,376
Policy loans...........................................      504       475       460
Real estate and real estate joint ventures.............     (136)      501       806
Other limited partnership interests....................      147       (92)    1,141
Cash, cash equivalents and short-term investments......       27       134       144
International joint ventures...........................        7        (1)       (6)
Other..................................................      104       202       182
                                                         -------   -------   -------
  Total investment income..............................   10,930    12,589    14,949
Less: Investment expenses..............................      740     1,473     2,373
                                                         -------   -------   -------
  Net investment income................................  $10,190   $11,116   $12,576
                                                         =======   =======   =======



     Affiliated investment income included in the table above was $44 million, $29 million and $21 million related to fixed maturity securities for the years ended December 31, 2009, 2008 and 2007, respectively. Affiliated investment income related to short-term investments was less than $1 million, $2 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively. The Company provides investment administrative services to certain affiliates. Administrative service costs charged to these affiliates, which reduced investment expenses in the table above, were $87 million, $67 million and $66 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of additional affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Securities on loan:
  Cost or amortized cost......................................  $13,468   $13,389
  Estimated fair value........................................  $13,523   $14,732
Aging of cash collateral liability:
  Open (1)....................................................  $ 1,611   $ 3,515
  Less than thirty days.......................................    9,810     9,352
  Thirty days or greater but less than sixty days.............    1,684     2,218
  Sixty days or greater but less than ninety days.............       41        --
  Ninety days or greater......................................      734        --
                                                                -------   -------
  Total cash collateral liability.............................  $13,880   $15,085
                                                                =======   =======
Security collateral on deposit from counterparties............  $     6   $    95
                                                                =======   =======
Reinvestment portfolio -- estimated fair value................  $13,373   $13,075
                                                                =======   =======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $1,558 million from $3,416 million at December 31, 2008. Of the $1,558 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $1,430 million were U.S. Treasury, agency and government guaranteed securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury, agency and government guaranteed securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The invested assets on deposit, invested assets held in trust and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents, fixed maturity and equity securities and at carrying value for mortgage loans.

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).....................................  $ 1,296   $ 1,187
Invested assets held in trust:
  Reinsurance arrangements (2)................................       --        45
Invested assets pledged as collateral:
  Funding agreements -- FHLB of NY (3)........................   15,084    17,830
  Funding agreements -- Farmer MAC (4)........................    2,871     2,875
  Derivative transactions (5).................................      290       297
  Short sale agreements (6)...................................      496       346
                                                                -------   -------
     Total invested assets on deposit, held in trust and
       pledged as collateral..................................  $20,037   $22,580
                                                                =======   =======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity and equity securities.

   (2) The Company has pledged certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

   (3) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of New York ("FHLB of NY"). The nature of the Federal Home Loan Bank arrangements is described in Note 8.

   (4) The Company has pledged certain agricultural real estate mortgage loans in connection with funding agreements issued to certain SPEs that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer MAC"). The nature of the Farmer MAC arrangements is described in Note 8.

   (5) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

   (6) Certain of the Company's trading securities and cash and cash equivalents are pledged to secure liabilities associated with short sale agreements in the trading securities portfolio as described in the following section.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  TRADING SECURITIES

     The Company has a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset and liability matching strategies for certain insurance products.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The table below presents certain information about the Company's trading securities portfolio:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Trading securities -- at estimated fair value.....................  $471   $277
Short sale agreement liabilities -- at estimated fair value
  (included in other liabilities).................................  $106   $ 57
Investments pledged to secure short sale agreement liabilities....  $496   $346



                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2009     2008     2007
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Net investment income (1)...................................  $116     $(21)     $ 6
Changes in estimated fair value included in net investment
  income....................................................  $ 31     $(17)     $(4)


--------

   (1) Includes interest and dividends earned on trading securities, in addition to the net realized gains (losses) and changes in estimated fair value subsequent to purchase, recognized on the trading securities and the related short sale agreement liabilities.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans........................   $29,934    73.7%   $31,308    74.4%
  Agricultural mortgage loans......................    10,685    26.3     10,768    25.6
  Residential and consumer loans...................         1      --         10      --
                                                      -------   -----    -------   -----
     Total mortgage loans held-for-investment......    40,620   100.0%    42,086   100.0%
                                                      -------   -----    -------   -----
Mortgage loans held-for-sale:
  Commercial -- lower of amortized cost or
     estimated fair value..........................        --      --         19      --
                                                      -------   -----    -------   -----
     Total mortgage loans held-for-sale............        --      --         19      --
                                                      -------   -----    -------   -----
Total mortgage loans, net..........................   $40,620   100.0%   $42,105   100.0%
                                                      =======   =====    =======   =====



     Mortgage Loans by Geographic Region and Property Type -- The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, Texas and New York were 21%, 7% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. Commercial mortgage loans at December 31, 2009 and 2008 were $30,426 million and $31,492 million, respectively, or 74% and 74%, respectively, of total mortgage loans prior to valuation allowances. Net of valuation allowances

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

commercial mortgage loans were $29,934 million and $31,308 million at December 31, 2009 and 2008, respectively, and there was diversity across geographic regions and property types as shown below at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                (IN MILLIONS)
REGION
Pacific............................................   $ 7,378    24.6%   $ 7,586    24.3%
South Atlantic.....................................     6,311    21.1      6,984    22.3
Middle Atlantic....................................     5,053    16.9      5,173    16.5
International......................................     3,395    11.3      3,247    10.4
West South Central.................................     2,581     8.6      2,739     8.7
East North Central.................................     2,263     7.6      2,381     7.6
New England........................................     1,001     3.3      1,095     3.5
Mountain...........................................       825     2.8        920     2.9
West North Central.................................       598     2.0        664     2.1
East South Central.................................       326     1.1        313     1.0
Other..............................................       203     0.7        206     0.7
                                                      -------   -----    -------   -----
  Total............................................   $29,934   100.0%   $31,308   100.0%
                                                      =======   =====    =======   =====
PROPERTY TYPE
Office.............................................   $13,104    43.8%   $13,532    43.2%
Retail.............................................     6,768    22.6      7,011    22.4
Apartments.........................................     3,015    10.1      3,305    10.6
Industrial.........................................     2,512     8.4      2,644     8.4
Hotel..............................................     2,441     8.1      2,530     8.1
Other..............................................     2,094     7.0      2,286     7.3
                                                      -------   -----    -------   -----
  Total............................................   $29,934   100.0%   $31,308   100.0%
                                                      =======   =====    =======   =====



     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgage loans were $368 million and $372 million at December 31, 2009 and 2008, respectively.

     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2009    2008   2007
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Balance, January 1,.........................................  $244   $ 181   $160
Additions...................................................   394     174     70
Deductions..................................................   (44)   (111)   (49)
                                                              ----   -----   ----
Balance, December 31,.......................................  $594   $ 244   $181
                                                              ====   =====   ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired mortgage loans held-for-investment consisted of the following:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Impaired loans with valuation allowances..........................  $249   $232
Impaired loans without valuation allowances.......................    89     15
                                                                    ----   ----
  Subtotal........................................................   338    247
Less: Valuation allowances on impaired loans......................    86     45
                                                                    ----   ----
  Impaired loans, net.............................................  $252   $202
                                                                    ====   ====



     Information about impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure is as follows:

                                                                AS OF AND FOR THE
                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Impaired loans -- average investment during the period....  $288      $315      $399
Impaired loans -- interest income recognized -- accrual
  basis...................................................  $  1      $ 10      $ 35
Impaired loans -- interest income recognized -- cash
  basis...................................................  $  5      $ 11      $ 18
Restructured loans -- amount..............................  $ 27      $  1      $  2
Restructured loans -- interest income recognized..........  $ --      $  1      $  1
Loans 90 days or more past due, interest still
  accruing -- amortized cost..............................  $  1      $  2      $  1
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost..............................  $ 48      $ 10      $ 18
Loans in foreclosure -- amortized cost....................  $ 71      $ 23      $  6


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                (IN MILLIONS)
Real estate........................................   $ 4,628    81.0%   $ 4,562    72.9%
Accumulated depreciation...........................    (1,379)  (24.1)    (1,316)  (21.0)
                                                      -------   -----    -------   -----
  Net real estate..................................     3,249    56.9      3,246    51.9
Real estate joint ventures and funds...............     2,297    40.2      2,959    47.3
Foreclosed real estate.............................       121     2.1         --      --
                                                      -------   -----    -------   -----
  Real estate held-for-investment..................     5,667    99.2      6,205    99.2
Real estate held-for-sale..........................        44     0.8         51     0.8
                                                      -------   -----    -------   -----
  Total real estate holdings.......................   $ 5,711   100.0%   $ 6,256   100.0%
                                                      =======   =====    =======   =====



     Related depreciation expense on real estate was $120 million, $120 million and $112 million for the years ended December 31, 2009, 2008 and 2007, respectively. These amounts include $1 million, $1 million and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$3 million of depreciation expense related to discontinued operations for the years ended December 31, 2009, 2008 and 2007, respectively.

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2009, 2008 and 2007. Impairments of real estate and real estate joint ventures held-for-investment were $96 million and $20 million for the years ended December 31, 2009 and 2008, respectively. There were no impairments of real estate and real estate joint ventures held-for-investment for the year ended December 31, 2007. The carrying value of non-income producing real estate was $72 million and $27 million at December 31, 2009 and 2008, respectively.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2009, 21%, 14%, 11% and 11% were located in California, Florida, Texas and New York, respectively.

     Real estate holdings were categorized as follows:

                                                                   DECEMBER 31,
                                                       -----------------------------------
                                                             2009               2008
                                                       ----------------   ----------------
                                                       CARRYING    % OF   CARRYING    % OF
                                                         VALUE    TOTAL     VALUE    TOTAL
                                                       --------   -----   --------   -----
                                                                    (IN MILLIONS)
Office...............................................   $2,770      49%    $2,602      42%
Apartments...........................................    1,366      24      1,495      24
Retail...............................................      443       8        453       7
Industrial...........................................      411       7        483       8
Real estate investment funds.........................      405       7        936      15
Hotel................................................      190       3        170       3
Agriculture..........................................       46       1          9      --
Land.................................................       22      --         62       1
Other................................................       58       1         46      --
                                                        ------     ---     ------     ---
  Total real estate holdings.........................   $5,711     100%    $6,256     100%
                                                        ======     ===     ======     ===



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $4.2 billion and $4.7 billion at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $617 million and $943 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $288 million, $99 million and $3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Freestanding derivatives with positive fair
  values...........................................   $2,415     35.5%   $6,646     67.0%
Leveraged leases, net of non-recourse debt.........    1,763     25.9     1,704     17.2
Loans to affiliates................................    1,628     23.9       795      8.0
Tax credit partnerships............................      683     10.0       476      4.8
Funds withheld.....................................       38      0.6        44      0.5
Joint venture investment...........................       36      0.5        31      0.3
Other..............................................      248      3.6       220      2.2
                                                      ------    -----    ------    -----
Total..............................................   $6,811    100.0%   $9,916    100.0%
                                                      ======    =====    ======    =====



     See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. See the following section for the composition of leveraged leases. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The joint venture investment is accounted for on the equity method and represents the Company's investment in insurance underwriting joint ventures in China.

  LEVERAGED LEASES

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                                   DECEMBER 31,
                                                                 ----------------
                                                                   2009     2008
                                                                 -------   ------
                                                                   (IN MILLIONS)
Rental receivables, net........................................  $ 1,690   $1,478
Estimated residual values......................................    1,225    1,217
                                                                 -------   ------
  Subtotal.....................................................    2,915    2,695
Unearned income................................................   (1,152)    (991)
                                                                 -------   ------
  Investment in leveraged leases...............................  $ 1,763   $1,704
                                                                 =======   ======



     The Company's deferred income tax liability related to leveraged leases was $1,064 million and $962 million at December 31, 2009 and 2008, respectively. The rental receivables set forth above are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 30 years.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net income from investment in leveraged leases are as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2009   2008   2007
                                                             ----   ----   ----
                                                                (IN MILLIONS)
Income from investment in leveraged leases (included in net
  investment income).......................................  $ 92   $ 95   $ 48
Less: Income tax expense on leveraged leases...............   (32)   (33)   (17)
                                                             - --   - --   - --
Net income from investment in leveraged leases.............  $ 60   $ 62   $ 31
                                                             = ==   = ==   = ==



  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated in the Company's financial statements at December 31, 2009 and 2008. Generally, creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                     DECEMBER 31,
                                                     -------------------------------------------
                                                             2009                   2008
                                                     --------------------   --------------------
                                                      TOTAL      TOTAL       TOTAL      TOTAL
                                                     ASSETS   LIABILITIES   ASSETS   LIABILITIES
                                                     ------   -----------   ------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests................   $367        $72         $20        $ 3
Other invested assets..............................     27          1          10          3
Real estate joint ventures.........................     22         17          26         15
                                                      ----        ---         ---        ---
Total..............................................   $416        $90         $56        $21
                                                      ====        ===         ===        ===



     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                 (IN MILLIONS)
Other limited partnership interests............   $1,908       $2,170      $2,538       $2,965
Fixed maturity securities available-for-sale:
  U.S. corporate securities....................      809          809         251          251
  Foreign corporate securities.................      733          733         362          362
Other invested assets..........................      394          387         310          108
                                                  ------       ------      ------       ------
Total..........................................   $3,844       $4,099      $3,461       $3,686
                                                  ======       ======      ======       ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third-party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties of $226 million and $271 million at December 31, 2009 and 2008, respectively.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $717 million and $229 million, respectively, in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from this investment was $1 million, $4 million and $12 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") is a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and is managed and consolidated by the Company. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool and is included in the Company's noncontrolling interests in the consolidated balance sheets. The affiliated companies' ownership interests in the pooled investments held by the MIIP were $118 million and $29 million at December 31, 2009 and 2008, respectively. Net investment income allocated to affiliates from the MIIP was $1 million, $3 million and $7 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     During the year ended December 31, 2009, the Company loaned $1.0 billion to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate, which was included in other invested assets. The loans are due as follows: $500 million on June 30, 2014, $250 million on September 30, 2012 and $250 million on September 30, 2016, and these amounts bear interest, payable semi-annually, at 6.44%, 5.33% and 7.44%, respectively. Both principal and interest payments have been guaranteed by MetLife, Inc.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates, which are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              ------   ----   ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates................................................  $   --   $230   $142
Amortized cost of invested assets transferred to
  affiliates................................................  $   --   $220   $145
Net investment gains (losses) recognized on transfers of
  invested assets...........................................  $   --   $ 10   $ (3)
Estimated fair value of invested assets transferred from
  affiliates................................................  $1,019   $ 57   $778


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 5 for information about the fair value hierarchy for derivatives.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                             DECEMBER 31,
                                                     ------------------------------------------------------------
                                                                  2009                           2008
                                                     -----------------------------  -----------------------------
                                                                    ESTIMATED                      ESTIMATED
                                                                  FAIR VALUE (1)                 FAIR VALUE (1)
PRIMARY UNDERLYING                                   NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE               INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  -------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                             (IN MILLIONS)
Interest rate       Interest rate swaps............   $18,630  $  804     $  696    $ 20,043  $3,188     $1,090
                    Interest rate floors...........    12,115     339          2      32,855   1,082         --
                    Interest rate caps.............    23,406     255         --      21,130      10         --
                    Interest rate futures..........     1,186      --          5       3,628       2         58
                    Interest rate options..........     3,750     114         57       2,365     939         35
                    Synthetic GICs.................     4,352      --         --       4,260      --         --
Foreign currency    Foreign currency swaps.........    12,706     821      1,058      14,180   1,245      1,066
                    Foreign currency forwards......     1,466      16          5       1,467      47         21
                    Non-derivative hedging
                    instruments (2)................        --      --         --         351      --        323
Credit              Swap spreadlocks...............        --      --         --       2,087      --         90
                    Credit default swaps...........     5,656      61         99       4,466     133         60
                    Credit forwards................       130       2          2          --      --         --
Equity market       Equity futures.................        --      --         --           2      --         --
                    Equity options.................        85       3         --          --      --         --
                    Total rate of return swaps.....       250      --         47         250      --        101
                                                      -------  ------     ------    --------  ------     ------
                      Total........................   $83,732  $2,415     $1,971    $107,084  $6,646     $2,844
                                                      =======  ======     ======    ========  ======     ======



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

   (2) The estimated fair value of non-derivative hedging instruments represents the amortized cost of the instruments, as adjusted for foreign currency transaction gains or losses. Non-derivative hedging instruments are reported within policyholder account balances in the consolidated balance sheets.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............    $ 2,066         $ 5,155           $ 6,457         $4,952    $18,630
Interest rate floors.............        325           1,740            10,050             --     12,115
Interest rate caps...............      4,000          16,050             3,356             --     23,406
Interest rate futures............      1,186              --                --             --      1,186
Interest rate options............         --              --             3,750             --      3,750
Synthetic GICs...................      4,352              --                --             --      4,352
Foreign currency swaps...........        735           6,340             4,180          1,451     12,706
Foreign currency forwards........      1,466              --                --             --      1,466
Credit default swaps.............        105           4,894               657             --      5,656
Credit forwards..................        110              20                --             --        130
Equity options...................         85              --                --             --         85
Total rate of return swaps.......        250              --                --             --        250
                                     -------         -------           -------         ------    -------
  Total..........................    $14,680         $34,199           $28,450         $6,403    $83,732
                                     =======         =======           =======         ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options in the preceding table. The Company utilizes swaptions in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options in the preceding table. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     A synthetic GIC is a contract that simulates the performance of a traditional guaranteed interest contract through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, net investment in foreign operations and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in net investment in foreign operations and non-qualifying hedging relationships.

     The Company uses certain of its foreign currency denominated funding agreements to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. Such contracts are included in non-derivative hedging instruments in the preceding table.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. The Company also enters into certain credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2009                              2008
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                            FAIR                              FAIR
                                                            VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING        NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps...............   $ 3,958   $  484       $117       $ 5,386   $  399      $  416
  Interest rate swaps..................     4,472      488         70         3,971    1,338         123
                                          -------   ------       ----       -------   ------      ------
     Subtotal..........................     8,430      972        187         9,357    1,737         539
                                          -------   ------       ----       -------   ------      ------
Cash Flow Hedges:
  Foreign currency swaps...............     3,181      109        251         2,541      365         137
  Interest rate swaps..................     1,740       --         48            --       --          --
  Credit forwards......................       130        2          2            --       --          --
                                          -------   ------       ----       -------   ------      ------
     Subtotal..........................     5,051      111        301         2,541      365         137
                                          -------   ------       ----       -------   ------      ------
Foreign Operations Hedges:
  Foreign currency swaps...............        --       --         --           164        1           1
  Non-derivative hedging instruments...        --       --         --           351       --         323
                                          -------   ------       ----       -------   ------      ------
     Subtotal..........................        --       --         --           515        1         324
                                          -------   ------       ----       -------   ------      ------
Total Qualifying Hedges................   $13,481   $1,083       $488       $12,413   $2,103      $1,000
                                          =======   ======       ====       =======   ======      ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                            ------------------------------------------------------------
                                                         2009                           2008
                                            -----------------------------  -----------------------------
                                                           ESTIMATED                      ESTIMATED
                                                              FAIR                           FAIR
                                                             VALUE                          VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL  -------------------  NOTIONAL  -------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                    (IN MILLIONS)
Interest rate swaps.......................   $12,418  $  316     $  578     $16,072  $1,850     $  967
Interest rate floors......................    12,115     339          2      32,855   1,082         --
Interest rate caps........................    23,406     255         --      21,130      10         --
Interest rate futures.....................     1,186      --          5       3,628       2         58
Interest rate options.....................     3,750     114         57       2,365     939         35
Synthetic GICs............................     4,352      --         --       4,260      --         --
Foreign currency swaps....................     5,567     228        690       6,089     480        512
Foreign currency forwards.................     1,466      16          5       1,467      47         21
Swap spreadlocks..........................        --      --         --       2,087      --         90
Credit default swaps......................     5,656      61         99       4,466     133         60
Equity futures............................        --      --         --           2      --         --
Equity options............................        85       3         --          --      --         --
Total rate of return swaps................       250      --         47         250      --        101
                                             -------  ------     ------     -------  ------     ------
Total non-designated or non-qualifying
  derivatives.............................   $70,251  $1,332     $1,483     $94,671  $4,543     $1,844
                                             =======  ======     ======     =======  ======     ======



     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Qualifying hedges:
  Net investment income....................................  $ 51     $ 21     $ 24
  Interest credited to policyholder account balances.......   180       99      (28)
Non-qualifying hedges:
  Net investment income....................................    (3)      (1)      (5)
  Net investment gains (losses)............................   (51)     (38)     196
                                                             ----     ----     ----
  Total....................................................  $177     $ 81     $187
                                                             ====     ====     ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net investment gains (losses). The following table represents the amount of such net investment gains (losses) recognized for the years ended December 31, 2009, 2008 and 2007:

                                                                                 NET INVESTMENT
DERIVATIVES IN FAIR                                                              GAINS(LOSSES)   NET INVESTMENT GAINS
VALUE                  HEDGED ITEMS IN FAIR VALUE                                  RECOGNIZED     (LOSSES) RECOGNIZED
HEDGING RELATIONSHIPS  HEDGING RELATIONSHIPS                                    FOR DERIVATIVES    FOR HEDGED ITEMS
---------------------  -------------------------------------------------------  ---------------  --------------------
                                                                                            (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:   Fixed maturity securities..............................       $  42               $ (35)
                       Policyholder account balances (1)......................        (956)                947
Foreign currency
  swaps:               Foreign-denominated fixed maturity securities..........         (13)                 10
                       Foreign-denominated policyholder account balances (2)..         351                (332)
                                                                                     -----               -----
  Total.......................................................................       $(576)              $ 590
                                                                                     =====               =====
FOR THE YEAR ENDED DECEMBER 31, 2008..........................................       $ 336               $(337)
                                                                                     =====               =====
FOR THE YEAR ENDED DECEMBER 31, 2007..........................................       $ 319               $(308)
                                                                                     =====               =====

                       INEFFECTIVENESS
DERIVATIVES IN FAIR     RECOGNIZED IN
VALUE                   NET INVESTMENT
HEDGING RELATIONSHIPS   GAINS (LOSSES)
---------------------  ---------------
                        (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:         $ 7
                              (9)
Foreign currency
  swaps:                      (3)
                              19
                             ---
  Total..............        $14
                             ===
FOR THE YEAR ENDED
  DECEMBER 31, 2008..        $(1)
                             ===
FOR THE YEAR ENDED
  DECEMBER 31, 2007..        $11
                             ===



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (v) interest rate swaps to hedge the forecasted purchases of fixed-rate investments.

     For the year ended December 31, 2009, the Company recognized $3 million of net investment losses which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amounts reclassified into net investment losses for the years ended December 31, 2009, 2008 and 2007 related to such discontinued cash flow hedges were $7 million, $12 million and $3 million, respectively. As of December 31, 2009, the maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed five years. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008 and 2007.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...  $ 137   $(262)  $(238)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (327)    483    (185)
Amounts reclassified to net investment gains (losses)......     93     (93)    150
Amounts reclassified to net investment income..............      7       9      12
Amortization of transition adjustment......................     (2)     --      (1)
                                                             -----   -----   -----
Other comprehensive income (loss), balance at December
  31,......................................................  $ (92)  $ 137   $(262)
                                                             =====   =====   =====



     At December 31, 2009, $43 million of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                    AMOUNT AND LOCATION
                                                     OF GAINS (LOSSES)
                                                     RECLASSIFIED FROM
                                                     ACCUMULATED OTHER
                                                       COMPREHENSIVE             AMOUNT AND LOCATION
                                                     INCOME (LOSS) INTO           OF GAINS (LOSSES)
                                                       INCOME (LOSS)         RECOGNIZED IN INCOME (LOSS)
                                                   ---------------------            ON DERIVATIVES
                              AMOUNT OF GAINS       (EFFECTIVE PORTION)    -------------------------------
                             (LOSSES) DEFERRED     ---------------------       (INEFFECTIVE PORTION AND
                            IN ACCUMULATED OTHER      NET                        AMOUNT EXCLUDED FROM
                            COMPREHENSIVE INCOME    INVEST-       NET           EFFECTIVENESS TESTING)
                           (LOSS) ON DERIVATIVES      MENT      INVEST-    -------------------------------
DERIVATIVES IN CASH FLOW   ---------------------     GAINS        MENT     NET INVESTMENT   NET INVESTMENT
HEDGING RELATIONSHIPS       (EFFECTIVE PORTION)     (LOSSES)     INCOME    GAINS (LOSSES)       INCOME
-------------------------  ---------------------   ---------   ---------   --------------   --------------
                                                            (IN MILLIONS)
FOR THE YEAR ENDED
  DECEMBER 31, 2009:
  Interest rate swaps....          $ (47)            $  --        $ --           $(2)             $--
  Foreign currency
     swaps...............           (409)             (159)         (5)           (1)              --
  Interest rate
     forwards............            130                66          --            --               --
  Credit forwards........             (1)               --          --            --               --
                                   -----             -----        ----           ---              ---
     Total...............          $(327)            $ (93)       $ (5)          $(3)             $--
                                   =====             =====        ====           ===              ===
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
  Interest rate swaps....          $  --             $  --        $ --           $--              $--
  Foreign currency
     swaps...............            483                93          (9)           --               --
                                   -----             -----        ----           ---              ---
     Total...............          $ 483             $  93        $ (9)          $--              $--
                                   =====             =====        ====           ===              ===
FOR THE YEAR ENDED
  DECEMBER 31, 2007:
  Interest rate swaps....          $  10             $  --        $ --           $--              $--
  Foreign currency
     swaps...............           (195)             (150)        (11)           --               --
                                   -----             -----        ----           ---              ---
     Total...............          $(185)            $(150)       $(11)          $--              $--
                                   =====             =====        ====           ===              ===



  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses foreign exchange contracts, which may include foreign currency swaps, forwards and options, to hedge portions of its net investments in foreign operations against adverse movements in exchange rates.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company measures ineffectiveness on these contracts based upon the change in forward rates. In addition, the Company may also use non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on non-derivative financial instruments based upon the change in spot rates.

     When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income (loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

     The following table presents the effects of derivatives and non-derivative financial instruments in net investment hedging relationships in the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                            AMOUNT AND LOCATION OF
                                                                                GAINS (LOSSES)
                                                                                 RECLASSIFIED
                                                                            FROM ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME
                                           AMOUNT OF GAINS (LOSSES)              (LOSS) INTO
                                           DEFERRED IN ACCUMULATED         INCOME (LOSS) (EFFECTIVE
                                          OTHER COMPREHENSIVE INCOME               PORTION)
                                                    (LOSS)                -------------------------
                                             (EFFECTIVE PORTION)             NET INVESTMENT GAINS
                                         ---------------------------               (LOSSES)
DERIVATIVES AND NON-DERIVATIVE                                            -------------------------
HEDGING INSTRUMENTS IN NET                 YEARS ENDED DECEMBER 31,        YEARS ENDED DECEMBER 31,
INVESTMENT                               ---------------------------      -------------------------
HEDGING RELATIONSHIPS (1), (2)           2009       2008        2007       2009      2008      2007
-----------------------------------      ----       ----       -----      -----      ----      ----
                                                                (IN MILLIONS)
Foreign currency forwards..........      $ --       $ --       $  --      $ (59)      $--       $--
Foreign currency swaps.............       (18)        76         (82)       (63)       --        --
Non-derivative hedging
  instruments......................       (37)        81         (62)       (11)       --        --
                                         ----       ----       -----      -----       ---       ---
  Total............................      $(55)      $157       $(144)     $(133)      $--       $--
                                         ====       ====       =====      =====       ===       ===



--------

   (1) During the year-ended December 31, 2009, the Company substantially liquidated, through assumption reinsurance (see Note 2), the portion of its Canadian operations that was being hedged in a net investment hedging relationship. As a result, the Company reclassified losses of $133 million from accumulated other comprehensive loss into earnings. During the years ended December 31, 2008 and 2007, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive loss into earnings.

   (2) There was no ineffectiveness recognized for the Company's hedges of net investments in foreign operations.

     At December 31, 2009, there was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive loss related to hedges of net investments in foreign operations. At December 31, 2008, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive loss related to hedges of net investments in foreign operations was ($78) million.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures to economically hedge exposure to equity risk in certain liabilities; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (vii) credit default swaps and TRRs to synthetically create investments; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) credit default swaps held in relation to trading portfolios; (x) swaptions to hedge interest rate risk;
(xi) inflation swaps to reduce risk generated from inflation-indexed liabilities; (xii) covered

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


call options for income generation; (xiii) synthetic GICs and (xiv) equity options to economically hedge certain invested assets against adverse changes in equity indices.

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                             GAINS (LOSSES)   INCOME (1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................      $  (880)        $ --
Interest rate floors.......................................         (514)          --
Interest rate caps.........................................           27           --
Interest rate futures......................................         (155)          --
Foreign currency swaps.....................................         (584)          --
Foreign currency forwards..................................         (151)          --
Equity options.............................................            2           (2)
Interest rate options......................................         (379)          --
Interest rate forwards.....................................           (7)          --
Swap spreadlocks...........................................          (38)          --
Credit default swaps.......................................         (195)         (11)
Total rate of return swaps.................................           63           --
                                                                 -------         ----
  Total....................................................      $(2,811)        $(13)
                                                                 =======         ====
FOR THE YEAR ENDED DECEMBER 31, 2008.......................      $ 3,470         $ 54
                                                                 =======         ====
FOR THE YEAR ENDED DECEMBER 31, 2007.......................      $  (738)        $ 20
                                                                 =======         ====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2,584 million and $1,558 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $44 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table below. As a result, the maximum amounts of potential future recoveries available to offset the $2,584 million and $1,558 million from the table below were $21 million and $8 million at December 31,

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2009 and 2008, respectively. The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                           DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
                                                        2009                                           2008
                                  -----------------------------------------------  --------------------------------------------
                                                      MAXIMUM                                          MAXIMUM
                                     ESTIMATED        AMOUNT                          ESTIMATED       AMOUNT OF
                                       FAIR          OF FUTURE        WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF         VALUE OF     PAYMENTS UNDER      AVERAGE         VALUE OF     PAYMENTS UNDER     AVERAGE
REFERENCED                        CREDIT DEFAULT  CREDIT DEFAULT       YEARS       CREDIT DEFAULT  CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS         SWAPS (2)    TO MATURITY (3)       SWAPS         SWAPS (2)    MATURITY (3)
--------------------------------  --------------  --------------  ---------------  --------------  --------------  ------------
                                                                           (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ 4           $  148            4.3             $  1           $  116           5.0
Credit default swaps referencing
  indices.......................         38            2,201            3.5              (30)           1,112           4.1
                                        ---           ------                            ----           ------
Subtotal........................         42            2,349            3.5              (29)           1,228           4.2
                                        ---           ------                            ----           ------
BAA
Single name credit default swaps
  (corporate)...................          2              190            4.9                1              100           2.3
Credit default swaps referencing
  indices.......................         --               --             --               (5)             215           4.1
                                        ---           ------                            ----           ------
Subtotal........................          2              190            4.9               (4)             315           3.5
                                        ---           ------                            ----           ------
BA
Single name credit default swaps
  (corporate)...................         --               25            5.0               --                5           5.0
Credit default swaps referencing
  indices.......................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Subtotal........................         --               25            5.0               --                5           5.0
                                        ---           ------                            ----           ------
B
Single name credit default swaps
  (corporate)...................         --               --             --               --               --            --
Credit default swaps referencing
  indices.......................         --               20            5.0               (2)              10           5.0
                                        ---           ------                            ----           ------
Subtotal........................         --               20            5.0               (2)              10           5.0
                                        ---           ------                            ----           ------
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --               --             --               --               --            --
Credit default swaps referencing
  indices.......................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Subtotal........................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --               --             --               --               --            --
Credit default swaps referencing
  indices.......................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Subtotal........................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Total...........................        $44           $2,584            3.6             $(35)          $1,558           4.1
                                        ===           ======                            ====           ======



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the MLIC rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $782 million and $3,564 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2009 and 2008, the Company had also accepted collateral consisting of various securities with a fair market value of $123 million and $824 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2009, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                    ESTIMATED           ESTIMATED
                                FAIR VALUE (1) OF     FAIR VALUE OF
                               DERIVATIVES IN NET       COLLATERAL
                               LIABILITY POSITION        PROVIDED        FAIR VALUE OF INCREMENTAL COLLATERAL
                                DECEMBER 31, 2009   DECEMBER 31, 2009               PROVIDED UPON:
                               ------------------   -----------------   --------------------------------------
                                                                                         DOWNGRADE IN THE
                                                                        ONE NOTCH     COMPANY'S CREDIT RATING
                                                                        DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                                                          IN THE          FULL OVERNIGHT
                                                                        COMPANY'S      COLLATERALIZATION OR
                                                      FIXED MATURITY      CREDIT            TERMINATION
                                                      SECURITIES (2)      RATING    OF THE DERIVATIVE POSITION
                                                    -----------------   ---------   --------------------------
                                                            (IN MILLIONS)
Derivatives subject to
  credit-contingent
  provisions.................         $342                 $230            $45                 $132
Derivatives not subject to
  credit-contingent
  provisions.................           47                   42             --                   --
                                      ----                 ----            ---                 ----
  Total......................         $389                 $272            $45                 $132
                                      ====                 ====            ===                 ====



--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $444 million. At December 31, 2009, the Company provided securities collateral of $230 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $214 million. This amount does not consider gross derivative assets of $102 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $220 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     The Company also has exchange-traded futures, which require the pledging of collateral. At December 31, 2009 and 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $18 million and $77 million, respectively, which is included in premiums and other receivables.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; and funding agreements with equity or bond indexed crediting rates.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER 31,
                                                               ---------------
                                                                2009     2008
                                                               ------   ------
                                                                (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..........................   $263    $  797
  Call options in equity securities..........................    (15)      (72)
                                                                ----    -- ---
     Net embedded derivatives within asset host contracts....   $248    $  725
                                                                ====    == ===
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.........................   $(35)   $  298
                                                                         (1,2-
  Funds withheld on ceded reinsurance........................    132        03)
  Other......................................................    (26)      (83)
                                                                ----    -- ---
     Net embedded derivatives within liability host
       contracts.............................................   $ 71    $ (988)
                                                                ====    == ===



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                          2009      2008     2007
                                                        --------   ------   ------
                                                               (IN MILLIONS)
Net investment gains (losses) (1).....................   $(1,586)  $1,744     $15


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($380) million and $442 million, respectively, in connection with this adjustment.

5.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                              ESTIMATED
                                                        NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                        AMOUNT      VALUE      VALUE
------------------------------------------------------  --------   --------   ---------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturity securities.............................             $144,649    $144,649
Equity securities.....................................             $  2,116    $  2,116
Trading securities....................................             $    471    $    471
Mortgage loans, net...................................             $ 40,620    $ 39,155
Policy loans..........................................             $  8,099    $  9,108
Real estate joint ventures (1)........................             $     49    $     61
Other limited partnership interests (1)...............             $  1,443    $  1,431
Short-term investments................................             $  3,315    $  3,315
Other invested assets: (1)
  Derivative assets (2)...............................   $56,746   $  2,415    $  2,415
  Other...............................................             $  1,707    $  1,659
Cash and cash equivalents.............................             $  3,347    $  3,347
Accrued investment income.............................             $  2,066    $  2,066
Premiums and other receivables (1)....................             $ 18,271    $ 18,648
Separate account assets...............................             $ 80,377    $ 80,377
Net embedded derivatives within asset host contracts
  (3).................................................             $    263    $    263
LIABILITIES:
Policyholder account balances (1).....................             $ 64,097    $ 64,081
Payables for collateral under securities loaned and
  other transactions..................................             $ 14,662    $ 14,662
Short-term debt.......................................             $    319    $    319
Long-term debt (1)....................................             $  3,474    $  3,494
Other liabilities: (1)................................
  Derivative liabilities (2)..........................   $26,986   $  1,971    $  1,971
  Trading liabilities.................................             $    106    $    106
  Other...............................................             $ 17,192    $ 17,192
Separate account liabilities (1)......................             $ 28,874    $ 28,874
Net embedded derivatives within liability host
  contracts (3).......................................             $     71    $     71
COMMITMENTS: (4)
Mortgage loan commitments.............................   $ 1,262   $     --    $    (43)
Commitments to fund bank credit facilities, bridge
  loans and private corporate bond investments........   $   763   $     --    $    (19)

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                              ESTIMATED
                                                        NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                        AMOUNT      VALUE      VALUE
------------------------------------------------------  --------   --------   ---------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturity securities.............................             $122,229    $122,229
Equity securities.....................................             $  2,298    $  2,298
Trading securities....................................             $    277    $    277
Mortgage loans, net...................................             $ 42,105    $ 41,110
Policy loans..........................................             $  7,881    $  9,675
Real estate joint ventures (1)........................             $     67    $     75
Other limited partnership interests (1)...............             $  1,697    $  2,008
Short-term investments................................             $  7,598    $  7,598
Other invested assets:  (1)
  Derivative assets (2)...............................   $71,514   $  6,646    $  6,646
  Other...............................................             $    875    $    691
Cash and cash equivalents.............................             $ 10,279    $ 10,279
Accrued investment income.............................             $  2,079    $  2,079
Premiums and other receivables (1)....................             $ 17,856    $ 18,088
Separate account assets...............................             $ 72,259    $ 72,259
Net embedded derivatives within asset host contracts
  (3).................................................             $    797    $    797
LIABILITIES:
Policyholder account balances (1).....................             $ 70,799    $ 66,232
Payables for collateral under securities loaned and
  other transactions..................................             $ 18,649    $ 18,649
Short-term debt.......................................             $    414    $    414
Long-term debt (1)....................................             $  2,684    $  1,995
Other liabilities: (1)
  Derivative liabilities (2)..........................   $35,219   $  2,521    $  2,521
  Trading liabilities.................................             $     57    $     57
  Other...............................................             $ 16,163    $ 16,163
Separate account liabilities (1)......................             $ 26,214    $ 26,214
Net embedded derivatives within liability host
  contracts (3).......................................             $   (988)   $   (988)
COMMITMENTS: (4)
Mortgage loan commitments.............................   $ 2,191   $     --    $   (114)
Commitments to fund bank credit facilities, bridge
  loans and private corporate bond investments........   $   611   $     --    $      4


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. At December 31, 2009 and 2008, certain non-derivative hedging instruments of $0 and $323 million, respectively, which are carried at amortized cost, are included with the liabilities total in Note 4 but are excluded from derivative liabilities here as they are not derivative instruments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($15) million and ($72) million, respectively.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities
-- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value for mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk. Certain mortgage loans have been impaired to their estimated fair value which is determined using independent broker quotations or, when the mortgage loan is in foreclosure or otherwise determined to be collateral dependent, the fair value of the underlying collateral is estimated using internal models.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, leveraged leases, loans to affiliates, tax credit partnerships, funds withheld and joint venture investments. Leveraged leases, tax credit partnerships and joint venture investments, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

     For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Other Assets -- Other assets in the consolidated balance sheets are principally comprised of prepaid expenses, amounts held under corporate-owned life insurance, fixed assets, capitalized software, deferred sales inducements, VODA and VOCRA, all of which are not considered financial instruments subject to disclosure.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $35.5 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Short-term and Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     The carrying value of long-term debt presented in the table above differs from the amounts presented in the consolidated balance sheets as it does not include capital leases which are not required to be disclosed at estimated fair value.

     Payables for Collateral Under Securities Loaned and Other Transactions
-- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of funds withheld related to certain ceded reinsurance; embedded derivatives within these funds withheld related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; securities trading liabilities; tax and litigation contingency liabilities; obligations for employee-related benefits; interest due on the Company's debt obligations and on cash collateral held in relation to securities lending; dividends payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of securities trading liabilities; interest and dividends payable; amounts due for securities purchased but not yet settled; and amounts payable under certain ceded and assumed reinsurance contracts recognized using the deposit method of accounting.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance; funding agreements related to group life contracts; and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those liabilities approximates the estimated fair value of the related separate account assets.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance contracts related to such variable annuity guarantees and certain funding agreements with equity or bond indexed crediting rates and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances.

     The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including an adjustment for the Company's own credit that takes into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net investment gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities, bridge loans and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2009
                                         --------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                         ---------------------------------------------------
                                          QUOTED PRICES IN
                                         ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                          IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                           AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                              (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                         ------------------  -----------------  ------------  ---------
                                                                      (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities............        $    --            $ 44,394         $ 4,674     $ 49,068
  RMBS.................................             --              29,405           1,580       30,985
  Foreign corporate securities.........             --              21,541           3,456       24,997
  U.S. Treasury, agency and government
     guaranteed securities.............          6,090              10,312              --       16,402
  CMBS.................................             --              10,684              87       10,771
  ABS..................................             --               5,503           1,668        7,171
  State and political subdivision
     securities........................             --               2,714              20        2,734
  Foreign government securities........             --               2,272             249        2,521
                                               -------            --------         -------     --------
     Total fixed maturity securities...          6,090             126,825          11,734      144,649
                                               -------            --------         -------     --------
Equity securities:
  Common stock.........................            289                 777              64        1,130
  Non-redeemable preferred stock.......             --                 193             793          986
                                               -------            --------         -------     --------
     Total equity securities...........            289                 970             857        2,116
                                               -------            --------         -------     --------
Trading securities.....................             --                 388              83          471
Short-term investments (1).............          2,099               1,193               8        3,300
Derivative assets (2)..................             --               2,318              97        2,415
Net embedded derivatives within asset
  host contracts (3)...................             --                  --             263          263
Separate account assets (4)............         13,006              65,788           1,583       80,377
                                               -------            --------         -------     --------
  Total assets.........................        $21,484            $197,482         $14,625     $233,591
                                               =======            ========         =======     ========
LIABILITIES
Derivative liabilities (2).............        $     5            $  1,961         $     5     $  1,971
Net embedded derivatives within
  liability host contracts (3).........             --                 (26)             97           71
Trading liabilities (5)................            106                  --              --          106
                                               -------            --------         -------     --------
  Total liabilities....................        $   111            $  1,935         $   102     $  2,148
                                               =======            ========         =======     ========


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --            $ 38,663         $ 5,089     $ 43,752
  RMBS..................................             --              22,680             373       23,053
  Foreign corporate securities..........             --              16,857           3,367       20,224
  U.S. Treasury, agency and government
     guaranteed securities..............          7,427               8,461              48       15,936
  CMBS..................................             --               8,939             138        9,077
  ABS...................................             --               4,824           1,487        6,311
  State and political subdivision
     securities.........................             --               1,025              76        1,101
  Foreign government securities.........             --               2,573             202        2,775
                                                -------            --------         -------     --------
     Total fixed maturity securities....          7,427             104,022          10,780      122,229
                                                -------            --------         -------     --------
Equity securities:
  Common stock..........................            238                 994              59        1,291
  Non-redeemable preferred stock........             --                  89             918        1,007
                                                -------            --------         -------     --------
     Total equity securities............            238               1,083             977        2,298
                                                -------            --------         -------     --------
Trading securities......................             --                 161             116          277
Short-term investments (1)..............          6,812                 695              75        7,582
Derivative assets (2)...................              2               6,505             139        6,646
Net embedded derivatives within asset
  host contracts (3)....................             --                  --             797          797
Separate account assets (4).............         39,767              31,006           1,486       72,259
                                                -------            --------         -------     --------
  Total assets..........................        $54,246            $143,472         $14,370     $212,088
                                                =======            ========         =======     ========
LIABILITIES
Derivative liabilities (2)..............        $    58            $  2,305         $   158     $  2,521
Net embedded derivatives within
  liability host contracts (3)..........             --                 (83)           (905)        (988)
Trading liabilities (5).................             57                  --              --           57
                                                -------            --------         -------     --------
  Total liabilities.....................        $   115            $  2,222         $  (747)    $  1,590
                                                =======            ========         =======     ========



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g. time deposits, etc.).

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables. At December 31,

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       2009 and 2008, certain non-derivative hedging instruments of $0 and $323 million, respectively, which are carried at amortized cost, are included with the liabilities total in Note 4 but are excluded from derivative liabilities here as they are not derivative instruments.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($15) million and ($72) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (5) Trading liabilities are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury, agency and government guaranteed fixed maturity securities, exchange-traded common stock; and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded equity and interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury, agency and government guaranteed securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, ABS, foreign government securities, and state and political subdivision securities. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly. Hedge funds owned by separate accounts are also included within this level. Embedded derivatives classified within this level include embedded equity derivatives contained in certain funding agreements.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; RMBS; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


              valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this category includes: swap spreadlocks with maturities which extend beyond observable periods; foreign currency swaps which are cancelable and priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations, as well as credit default swaps with maturities which extend beyond the observable portion of the credit curves and credit default swaps priced through independent broker quotations; interest rate floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments; and implied volatility swaps with unobservable volatility inputs. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans and other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees, as well as those on the cession of risks associated with those guarantees to affiliates; as well as embedded derivatives related to funds withheld on ceded reinsurance.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                       (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                     $ 5,089       $  (276)        $   572         $(1,002)
  RMBS.......................                                         373            35              80           1,134
  Foreign corporate
     securities..............                                       3,367          (210)          1,156            (614)
  U.S. Treasury, agency and
     government guaranteed
     securities..............                                          48            --              --             (27)
  CMBS.......................                                         138             6               4             (38)
  ABS........................                                       1,487           (63)            281             (61)
  State and political
     subdivision securities..                                          76            --               1             (15)
  Foreign government
     securities..............                                         202             2              18              66
                                                                  -------       -------         -------         -------
     Total fixed maturity
       securities............                                     $10,780       $  (506)        $ 2,112         $  (557)
                                                                  =======       =======         =======         =======
Equity securities:
  Common stock...............                                     $    59       $    (2)        $    (2)        $     9
  Non-redeemable preferred
     stock...................                                         918          (251)            355            (190)
                                                                  -------       -------         -------         -------
     Total equity
       securities............                                     $   977       $  (253)        $   353         $  (181)
                                                                  =======       =======         =======         =======
Trading securities...........                                     $   116       $    16         $    --         $   (49)
Short-term investments.......                                     $    75       $    (9)        $    --         $   (53)
Net derivatives (7)..........                                     $   (19)      $    35         $    (1)        $    79
Separate account assets (8)..                                     $ 1,486       $  (221)        $    --         $   452
Net embedded derivatives
  (9)........................                                     $ 1,702       $(1,570)        $    --         $    34

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 5,527            $--        $ 5,527       $  (455)        $(1,085)        $   606
  RMBS.......................           899             --            899            (2)           (111)            (53)
  Foreign corporate
     securities..............         4,752             --          4,752          (127)         (1,794)           (104)
  U.S. Treasury, agency and
     government guaranteed
     securities..............            55             --             55            --              (1)            (29)
  CMBS.......................           271             --            271            (6)            (57)              2
  ABS........................         2,814             --          2,814           (80)           (672)           (549)
  State and political
     subdivision securities..            56             --             56             1              11              33
  Foreign government
     securities..............           475             --            475            (5)            (17)           (256)
  Other fixed maturity
     securities..............           217             --            217            --             (37)           (180)
                                    -------            ---        -------       -------         -------         -------
     Total fixed maturity
       securities............       $15,066            $--        $15,066       $  (674)        $(3,763)        $  (530)
                                    =======            ===        =======       =======         =======         =======
Equity securities:
  Common stock...............       $    60            $--        $    60       $     2         $    (4)        $     1
  Non-redeemable preferred
     stock...................         1,467             --          1,467          (130)           (342)            (55)
                                    -------            ---        -------       -------         -------         -------
     Total equity
       securities............       $ 1,527            $--        $ 1,527       $  (128)        $  (346)        $   (54)
                                    =======            ===        =======       =======         =======         =======
Trading securities...........       $   174            $--        $   174       $   (26)        $    --         $   (32)
Short-term investments.......       $   149            $--        $   149       $    (2)        $    --         $   (72)
Net derivatives (7)..........       $   134            $(1)       $   133       $   (60)        $    --         $   (92)
Separate account assets (8)..       $ 1,170            $--        $ 1,170       $   (86)        $    --         $   (22)
Net embedded derivatives
  (9)........................       $    25            $30        $    55       $ 1,631         $    --         $    16
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
                                       (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..       $ 291         $ 4,674
  RMBS.......................         (42)          1,580
  Foreign corporate
     securities..............        (243)          3,456
  U.S. Treasury, agency and
     government guaranteed
     securities..............         (21)             --
  CMBS.......................         (23)             87
  ABS........................          24           1,668
  State and political
     subdivision securities..         (42)             20
  Foreign government
     securities..............         (39)            249
                                    -----         -------
     Total fixed maturity
       securities............       $ (95)        $11,734
                                    =====         =======
Equity securities:
  Common stock...............       $  --         $    64
  Non-redeemable preferred
     stock...................         (39)            793
                                    -----         -------
     Total equity
       securities............       $ (39)        $   857
                                    =====         =======
Trading securities...........       $  --         $    83
Short-term investments.......       $  (5)        $     8
Net derivatives (7)..........       $  (2)        $    92
Separate account assets (8)..       $(134)        $ 1,583
Net embedded derivatives
  (9)........................       $  --         $   166

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 496         $ 5,089
  RMBS.......................        (360)            373
  Foreign corporate
     securities..............         640           3,367
  U.S. Treasury, agency and
     government guaranteed
     securities..............          23              48
  CMBS.......................         (72)            138
  ABS........................         (26)          1,487
  State and political
     subdivision securities..         (25)             76
  Foreign government
     securities..............           5             202
  Other fixed maturity
     securities..............          --              --
                                    -----         -------
     Total fixed maturity
       securities............       $ 681         $10,780
                                    =====         =======
Equity securities:
  Common stock...............       $  --         $    59
  Non-redeemable preferred
     stock...................         (22)            918
                                    -----         -------
     Total equity
       securities............       $ (22)        $   977
                                    =====         =======
Trading securities...........       $  --         $   116
Short-term investments.......       $  --         $    75
Net derivatives (7)..........       $  --         $   (19)
Separate account assets (8)..       $ 424         $ 1,486
Net embedded derivatives
  (9)........................       $  --         $ 1,702


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $29 million increase to net assets. Such amount was also impacted by a decrease to DAC of $9 million. The impact of this adoption on RGA-- not reflected in the table above as a result of the reflection of RGA in discontinued operations -- was a net increase of $2 million (i.e., a decrease in Level 3 net embedded derivative liabilities of $17 million offset by a DAC decrease of $15 million) for a total impact of $22 million on Level 3 assets and liabilities. This impact of $22 million along with a $9 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulted in a total net impact of adoption of $13 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ---------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                                      GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                     ---------------------------------------
                                                                         NET
                                                         NET         INVESTMENT
                                                     INVESTMENT         GAINS
                                                       INCOME         (LOSSES)        TOTAL
                                                     ----------      ----------      -------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $12          $  (288)      $  (276)
  RMBS.............................................        30                5            35
  Foreign corporate securities.....................        (8)            (202)         (210)
  CMBS.............................................        --                6             6
  ABS..............................................         8              (71)          (63)
  Foreign government securities....................         3               (1)            2
                                                        -----          -------       -------
     Total fixed maturity securities...............       $45          $  (551)      $  (506)
                                                        =====          =======       =======
Equity securities:
  Common stock.....................................     $  --          $    (2)      $    (2)
  Non-redeemable preferred stock...................        --             (251)         (251)
                                                        -----          -------       -------
     Total equity securities.......................       $--          $  (253)      $  (253)
                                                        =====          =======       =======
Trading securities.................................       $16          $    --       $    16
Short-term investments.............................       $--          $    (9)      $    (9)
Net derivatives....................................       $--          $    35       $    35
Net embedded derivatives...........................       $--          $(1,570)      $(1,570)

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               TOTAL GAINS AND LOSSES
                                                     -----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                        GAINS (LOSSES) INCLUDED IN EARNINGS
                                                     -----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)         TOTAL
                                                     ----------      -------------      ------
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................      $  8            $ (463)        $ (455)
  RMBS.............................................        --                (2)            (2)
  Foreign corporate securities.....................        (6)             (121)          (127)
  CMBS.............................................        --                (6)            (6)
  ABS..............................................         3               (83)           (80)
  State and political subdivision securities.......        --                 1              1
  Foreign government securities....................         4                (9)            (5)
                                                       ------            ------         ------
     Total fixed maturity securities...............      $  9            $ (683)        $ (674)
                                                       ======            ======         ======
Equity securities:
  Common stock.....................................    $   --            $    2         $    2
  Non-redeemable preferred stock...................        --              (130)          (130)
                                                       ------            ------         ------
     Total equity securities.......................      $ --            $ (128)        $ (128)
                                                       ======            ======         ======
Trading securities.................................      $(26)           $   --         $  (26)
Short-term investments.............................      $  1            $   (3)        $   (2)
Net derivatives....................................      $ --            $  (60)        $  (60)
Net embedded derivatives...........................      $ --            $1,631         $1,631

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                     RELATING TO ASSETS AND LIABILITIES HELD
                                                               AT DECEMBER 31, 2009
                                                     ---------------------------------------
                                                                         NET
                                                         NET         INVESTMENT
                                                     INVESTMENT         GAINS
                                                       INCOME         (LOSSES)        TOTAL
                                                     ----------      ----------      -------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $11          $  (281)      $  (270)
  RMBS.............................................        30                6            36
  Foreign corporate securities.....................        (7)            (106)         (113)
  CMBS.............................................        --               (5)           (5)
  ABS..............................................         8              (97)          (89)
  Foreign government securities....................         3               --             3
                                                        -----          -------       -------
     Total fixed maturity securities...............       $45          $  (483)      $  (438)
                                                        =====          =======       =======
Equity securities:
  Common stock.....................................     $  --          $    (1)      $    (1)
  Non-redeemable preferred stock...................        --             (128)         (128)
                                                        -----          -------       -------
     Total equity securities.......................       $--          $  (129)      $  (129)
                                                        =====          =======       =======
Trading securities.................................       $15          $    --       $    15
Net derivatives....................................       $--          $    96       $    96
Net embedded derivatives...........................       $--          $(1,568)      $(1,568)

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                       RELATING TO ASSETS AND LIABILITIES
                                                            HELD AT DECEMBER 31, 2008
                                                     --------------------------------------
                                                                         NET
                                                         NET         INVESTMENT
                                                     INVESTMENT         GAINS
                                                       INCOME         (LOSSES)        TOTAL
                                                     ----------      ----------      ------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................      $  6          $ (283)       $ (277)
  RMBS.............................................        --              --            --
  Foreign corporate securities.....................        (8)           (120)         (128)
  CMBS.............................................        --              --            --
  ABS..............................................         3             (63)          (60)
  Foreign government securities....................         4              --             4
                                                       ------          ------        ------
     Total fixed maturity securities...............      $  5          $ (466)       $ (461)
                                                       ======          ======        ======
Equity securities:
  Common stock.....................................    $   --          $   (1)       $   (1)
  Non-redeemable preferred stock...................        --            (113)         (113)
                                                       ------          ------        ------
     Total equity securities.......................      $ --          $ (114)       $ (114)
                                                       ======          ======        ======
Trading securities.................................      $(18)         $   --        $  (18)
Net derivatives....................................      $ --          $  (93)       $  (93)
Net embedded derivatives...........................      $ --          $1,632        $1,632


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Mortgage loans (1):
  Held-for-investment.......       $248            $168        $ (80)        $234            $188        $(46)
  Held-for-sale.............         --              --           --           26              16         (10)
                                   ----            ----        -----         ----            ----        ----
     Mortgage loans, net....       $248            $168        $ (80)        $260            $204        $(56)
                                   ====            ====        =====         ====            ====        ====
Other limited partnership
  interests (2).............       $805            $517        $(288)        $230            $131        $(99)
Real estate joint ventures
  (3).......................       $ 80            $ 43        $ (37)        $ --            $ --        $ --

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Mortgage Loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $321 million as of December 31, 2009.

   (3) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $45 million as of December 31, 2009.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC      VOBA    TOTAL
                                                           -------   -----   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2007...............................  $ 8,598   $ 293   $ 8,891
  Effect of adoption of new accounting principle.........     (195)   (123)     (318)
  Capitalizations........................................      886      --       886
                                                           -------   -----   -------
     Subtotal............................................    9,289     170     9,459
                                                           -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).......................     (114)     (1)     (115)
     Other expenses......................................      735      23       758
                                                           -------   -----   -------
       Total amortization................................      621      22       643
                                                           -------   -----   -------
  Less: Unrealized investment gains (losses).............      110      71       181
  Less: Other............................................        7      --         7
                                                           -------   -----   -------
Balance at December 31, 2007.............................    8,551      77     8,628
  Capitalizations........................................      901      --       901
                                                           -------   -----   -------
     Subtotal............................................    9,452      77     9,529
                                                           -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).......................      157      (4)      153
     Other expenses......................................      909      19       928
                                                           -------   -----   -------
       Total amortization................................    1,066      15     1,081
                                                           -------   -----   -------
  Less: Unrealized investment gains (losses).............   (2,274)   (146)   (2,420)
  Less: Other............................................       (2)     (1)       (3)
                                                           -------   -----   -------
Balance at December 31, 2008.............................   10,662     209    10,871
  Capitalizations........................................      857      --       857
                                                           -------   -----   -------
     Subtotal............................................   11,519     209    11,728
                                                           -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).......................     (254)     (1)     (255)
     Other expenses......................................      648      22       670
                                                           -------   -----   -------
       Total amortization................................      394      21       415
                                                           -------   -----   -------
  Less: Unrealized investment gains (losses).............    1,897      52     1,949
                                                           -------   -----   -------
Balance at December 31, 2009.............................  $ 9,228   $ 136   $ 9,364
                                                           =======   =====   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $11 million in 2010, $10 million in 2011, $10 million in 2012, $10 million in 2013 and $9 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment is as follows:

                                              DAC               VOBA              TOTAL
                                       ----------------   ---------------   ----------------
                                                            DECEMBER 31,
                                       -----------------------------------------------------
                                        2009      2008     2009     2008     2009      2008
                                       ------   -------   ------   ------   ------   -------
                                                           (IN MILLIONS)
Insurance Products...................  $7,034   $ 8,404    $114     $175    $7,148   $ 8,579
Retirement Products..................   2,125     2,188      20       31     2,145     2,219
Corporate Benefit Funding............      67        68      --       --        67        68
Corporate & Other....................       2         2       2        3         4         5
                                       -- ---   --- ---    ----     ----    -- ---   --- ---
  Total..............................  $9,228   $10,662    $136     $209    $9,364   $10,871
                                       == ===   === ===    ====     ====    == ===   === ===



7.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                  DECEMBER 31,
                                                               ------------------
                                                               2009   2008   2007
                                                               ----   ----   ----
                                                                  (IN MILLIONS)
Balance at beginning of the period...........................  $111   $108   $106
Acquisitions.................................................    --      3      2
                                                               ----   ----   ----
Balance at the end of the period.............................  $111   $111   $108
                                                               ====   ====   ====



     Information regarding goodwill by segment and reporting unit is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Insurance Products:
  Group life......................................................  $  3   $  3
  Individual life.................................................    27     27
  Non-medical health..............................................    65     65
                                                                    ----   ----
     Total Insurance Products.....................................    95     95
Retirement Products...............................................    10     10
Corporate Benefit Funding.........................................     2      2
Corporate & Other.................................................     4      4
                                                                    ----   ----
Total.............................................................  $111   $111
                                                                    ====   ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2009 based upon data at June 30, 2009 that indicated that goodwill was not impaired. During the fourth quarter of 2009, the Company realigned its reportable segments. See Notes 1 and
17. The 2009 annual goodwill impairment tests were based on the segment structure in existence prior to such realignment. The realignment did not significantly change the reporting units for goodwill impairment testing purposes and management concluded that no additional tests were required at December 31, 2009.

     Previously, due to economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly in individual

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


annuity and variable & universal life reporting units, management performed an interim goodwill impairment test at December 31, 2008 and again, for certain reporting units most affected by the current economic environment at March 31, 2009. Based upon the tests performed, management concluded no impairment of goodwill had occurred for any of the Company's reporting units at March 31, 2009 and December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are as follows:

                                                             POLICYHOLDER          OTHER
                                        FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                           BENEFITS            BALANCES            FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2009      2008      2009      2008     2009     2008
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Insurance Products..................   68,352    66,725    18,947    17,665    5,296    5,098
Retirement Products.................    2,152     2,041    21,471    21,761       22       17
Corporate Benefit Funding...........   29,118    28,846    46,137    53,829      210      244
Corporate & Other...................      338       571        35        53       99      124
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $99,960   $98,183   $86,590   $93,308   $5,627   $5,483
                                      =======   =======   =======   =======   ======   ======



     See Note 9 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $427      $431      $439
Acquisitions..............................................    --         9        --
Amortization..............................................   (15)      (13)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $412      $427      $431
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $19 million in 2010, $22 million in 2011, $25 million in 2012, $27 million in 2013 and $29 million in 2014. See Note 2 for a description of acquisitions and dispositions.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $144      $132      $121
Capitalization............................................    51        40        29
Amortization..............................................   (22)      (28)      (18)
                                                            ----      ----      ----
Balance at December 31,...................................  $173      $144      $132
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $53.0 billion and $48.2 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $27.4 billion and $24.1 billion at December 31, 2009 and 2008, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 3.35% and 4.40% at December 31, 2009 and 2008, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.1 billion, $1.3 billion and $1.3 billion for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:

                                                                     DECEMBER 31,
                                                                    --------------
                                                                    2009      2008
                                                                    ----      ----
                                                                     (IN MILLIONS)
Fixed maturity securities.........................................   $--       $ 5
Equity securities.................................................   $35       $16
Cash and cash equivalents.........................................   $--       $--


     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. Dollars or foreign currencies, to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2009, 2008 and 2007, the Company issued $4.3 billion, $5.7 billion and $4.6 billion, respectively, and repaid $6.4 billion, $7.6 billion and $3.7 billion, respectively, of such funding agreements. At December 31, 2009 and 2008, funding agreements outstanding, which are included in policyholder account balances, were $16.2 billion and $17.3 billion, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $519 million, $840 million and $917 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Metropolitan Life Insurance Company is a member of the FHLB of NY and holds $742 million and $830 million of common stock of the FHLB of NY at December 31, 2009 and 2008, respectively, which is included in equity securities. MLIC has also entered into funding agreements with the FHLB of NY whereby MLIC has issued such funding agreements in exchange for cash and for which the FHLB of NY has been granted a lien on certain MLIC assets, including RMBS to collateralize MLIC's obligations under the funding agreements. MLIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MLIC, the FHLB of NY's recovery on the collateral is limited to the amount of MLIC's liability to the FHLB of NY. The amount of the Company's liability for funding agreements with the FHLB of NY was $13.7 billion and $15.2 billion at December 31, 2009 and 2008, respectively, which is included in policyholder account balances. The advances on these agreements are collateralized by mortgage-backed securities with estimated fair values of $15.1 billion and $17.8 billion at December 31, 2009 and 2008, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $333 million, $229 million and $94 million, respectively.

     The temporary contingent increase in MLIC's borrowing capacity that was in effect on December 31, 2008 expired December 31, 2009.

     Metropolitan Life Insurance Company has issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer MAC, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $2.5 billion at both December 31, 2009 and 2008, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural real estate mortgage loans with estimated fair values of $2.9 billion at both December 31, 2009 and 2008. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $132 million, $132 million and $117 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                         2009      2008      2007
                                                       -------   -------   -------
                                                              (IN MILLIONS)
Balance at January 1,................................  $ 5,669   $ 5,174   $ 4,500
  Less: Reinsurance recoverables.....................     (266)     (265)     (268)
                                                       -------   -------   -------
Net balance at January 1,............................    5,403     4,909     4,232
                                                       -------   -------   -------
Incurred related to:
  Current year.......................................    4,480     4,063     3,743
  Prior years........................................      (14)      (86)     (104)
                                                       -------   -------   -------
                                                         4,466     3,977     3,639
                                                       -------   -------   -------
Paid related to:
  Current year.......................................   (2,664)   (2,481)   (2,077)
  Prior years........................................   (1,257)   (1,002)     (885)
                                                       -------   -------   -------
                                                        (3,921)   (3,483)   (2,962)
                                                       -------   -------   -------
Net balance at December 31,..........................    5,948     5,403     4,909
  Add: Reinsurance recoverables......................      354       266       265
                                                       -------   -------   -------
Balance at December 31,..............................  $ 6,302   $ 5,669   $ 5,174
                                                       =======   =======   =======



     During 2009, 2008 and 2007, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $14 million, $86 million and $104 million, respectively, due to improved loss ratios for non-medical health claim liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $   4,225             N/A        $   3,177             N/A
Net amount at risk (2)..................     $     218 (3)         N/A        $     706 (3)         N/A
Average attained age of
  contractholders.......................      60 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  34,891       $   9,739        $  28,448       $   5,693
Net amount at risk (2)..................     $   2,516 (3)   $   1,552 (4)    $   6,081 (3)   $   2,399 (4)
Average attained age of
  contractholders.......................      62 years        58 years         62 years        58 years
TWO TIER ANNUITIES
General account value...................           N/A       $     282              N/A       $     283
Net amount at risk (2)..................           N/A       $      50 (5)          N/A       $      50 (5)
Average attained age of
  contractholders.......................           N/A        61 years              N/A        60 years



                                                                  DECEMBER 31,
                                            -------------------------------------------------------
                                                       2009                          2008
                                            -------------------------     -------------------------
                                             SECONDARY       PAID-UP       SECONDARY       PAID-UP
                                            GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                            ----------     ----------     ----------     ----------
                                                                 (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate
  account)................................   $   5,679      $   1,297      $   4,908      $   1,349
Net amount at risk (2)....................   $  92,771 (3)  $  11,521 (3)  $ 102,690 (3)  $  12,485 (3)
Average attained age of policyholders.....    48 years       56 years       49 years       55 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND VARIABLE
                                                                          LIFE CONTRACTS
                                                                     -----------------------
                                             ANNUITY CONTRACTS
                                        --------------------------
                                        GUARANTEED     GUARANTEED
                                           DEATH     ANNUITIZATION    SECONDARY     PAID-UP
                                         BENEFITS       BENEFITS     GUARANTEES   GUARANTEES   TOTAL
                                        ----------   -------------   ----------   ----------   -----
                                                                (IN MILLIONS)
DIRECT
  Balance, at January 1, 2007.........     $ 21           $13            $ 9          $ 9       $ 52
     Incurred guaranteed benefits.....        9             6              4            3         22
     Paid guaranteed benefits.........       (2)           --             --           --         (2)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2007.......       28            19             13           12         72
     Incurred guaranteed benefits.....       59            70             14            1        144
     Paid guaranteed benefits.........      (18)           --             --           --        (18)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2008.......       69            89             27           13        198
     Incurred guaranteed benefits.....       21            --             40            8         69
     Paid guaranteed benefits.........      (33)           --             --           --        (33)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2009.......     $ 57           $89            $67          $21       $234
                                           ====           ===            ===          ===       ====
CEDED
  Balance, at January 1, 2007.........     $ 15           $ 6            $--          $--       $ 21
     Incurred guaranteed benefits.....        5            (2)            --           --          3
     Paid guaranteed benefits.........       --            --             --           --         --
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2007.......       20             4             --           --         24
     Incurred guaranteed benefits.....       32            22             --           --         54
     Paid guaranteed benefits.........      (12)           --             --           --        (12)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2008.......       40            26             --           --         66
     Incurred guaranteed benefits.....       30             2             44            8         84
     Paid guaranteed benefits.........      (33)           --             --           --        (33)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2009.......     $ 37           $28            $44          $ 8       $117
                                           ====           ===            ===          ===       ====
NET
  Balance, at January 1, 2007.........     $  6           $ 7            $ 9          $ 9       $ 31
     Incurred guaranteed benefits.....        4             8              4            3         19
     Paid guaranteed benefits.........       (2)           --             --           --         (2)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2007.......        8            15             13           12         48
     Incurred guaranteed benefits.....       27            48             14            1         90
     Paid guaranteed benefits.........       (6)           --             --           --         (6)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2008.......       29            63             27           13        132
     Incurred guaranteed benefits.....       (9)           (2)            (4)          --        (15)
     Paid guaranteed benefits.........       --            --             --           --         --
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2009.......     $ 20           $61            $23          $13       $117
                                           ====           ===            ===          ===       ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $16,701   $12,973
  Balanced....................................................    8,762     5,342
  Bond........................................................    3,342     2,837
  Money Market................................................      369       419
  Specialty...................................................      794       219
                                                                -------   -------
     Total....................................................  $29,968   $21,790
                                                                =======   =======



9.  REINSURANCE

     The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various subsidiaries. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 90% of the new production of fixed annuities from several affiliates. The Company's Retirement Products segment also reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2004 to affiliated and non-affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $2.2 billion of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $5.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of which were unsecured.

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                         ---------------------------
                                                           2009      2008      2007
                                                         -------   -------   -------
                                                                (IN MILLIONS)
PREMIUMS:
  Direct premiums......................................  $19,285   $19,246   $17,411
  Reinsurance assumed..................................    1,197     1,334       951
  Reinsurance ceded....................................   (1,853)   (2,136)   (1,927)
                                                         -------   -------   -------
     Net premiums......................................  $18,629   $18,444   $16,435
                                                         =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees.......................................  $ 2,565   $ 2,741   $ 2,589
  Reinsurance assumed..................................        9         7         2
  Reinsurance ceded....................................     (507)     (463)     (345)
                                                         -------   -------   -------
     Net universal life and investment-type product
       policy fees.....................................  $ 2,067   $ 2,285   $ 2,246
                                                         =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..............  $21,570   $21,863   $19,454
  Reinsurance assumed..................................    1,045     1,018       530
  Reinsurance ceded....................................   (1,953)   (2,182)   (1,709)
                                                         -------   -------   -------
     Net policyholder benefits and claims..............  $20,662   $20,699   $18,275
                                                         =======   =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                DECEMBER 31, 2009
                                                  --------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                  --------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables..................  $ 26,375    $  525   $24,885      $    965
Deferred policy acquisition costs and value of
  business acquired.............................     9,364       343      (575)        9,596
                                                  --------    ------   -------      --------
  Total assets..................................  $ 35,739    $  868   $24,310      $ 10,561
                                                  ========    ======   =======      ========
LIABILITIES:
Future policy benefits..........................  $ 99,960    $1,771   $    --      $ 98,189
Policyholder account balances...................    86,590       810        --        85,780
Other policyholder funds........................     5,627       270      (169)        5,526
Other liabilities...............................    33,690     6,788    19,150         7,752
                                                  --------    ------   -------      --------
  Total liabilities.............................  $225,867    $9,639   $18,981      $197,247
                                                  ========    ======   =======      ========




                                                                DECEMBER 31, 2008
                                                  --------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                  --------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables..................  $ 28,290    $  790   $24,720      $  2,780
Deferred policy acquisition costs and value of
  business acquired.............................    10,871       269      (594)       11,196
                                                  --------    ------   -------      --------
  Total assets..................................  $ 39,161    $1,059   $24,126      $ 13,976
                                                  ========    ======   =======      ========
LIABILITIES:
Future policy benefits..........................  $ 98,183    $1,866   $    --      $ 96,317
Policyholder account balances...................    93,308       702        --        92,606
Other policyholder funds........................     5,483       256      (233)        5,460
Other liabilities...............................    29,350     4,945    16,772         7,633
                                                  --------    ------   -------      --------
  Total liabilities.............................  $226,324    $7,769   $16,539      $202,016
                                                  ========    ======   =======      ========



     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont ("MRV") and Metropolitan Tower Life Insurance Company, all of which are related parties.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2009     2008    2007
                                                             ------   -----   -----
                                                                  (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed (1),(2)..............................  $   66   $  43   $  23
  Reinsurance ceded........................................     (43)    (46)   (113)
                                                             ------   -----   -----
     Net premiums..........................................  $   23   $  (3)  $ (90)
                                                             ======   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $    9   $   7   $   2
  Reinsurance ceded........................................    (177)   (178)   (112)
                                                             ------   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (168)  $(171)  $(110)
                                                             ======   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $   (4)  $  (5)  $  (4)
  Reinsurance ceded (3)....................................     901     923      --
                                                             ------   -----   -----
     Net other revenues....................................  $  897   $ 918   $  (4)
                                                             ======   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed (2)..................................  $   75   $  57   $  32
  Reinsurance ceded........................................     (91)   (133)    (80)
                                                             ------   -----   -----
     Net policyholder benefits and claims..................  $  (16)  $ (76)  $ (48)
                                                             ======   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $   10   $  22   $  18
  Reinsurance ceded........................................     (78)    (70)    (65)
                                                             ------   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  (68)  $ (48)  $ (47)
                                                             ======   =====   =====
POLICYHOLDER DIVIDENDS:
  Reinsurance assumed......................................  $   --   $  --   $  --
  Reinsurance ceded........................................     (18)    (20)    (29)
                                                             ------   -----   -----
     Net policyholder dividends............................  $  (18)  $ (20)  $ (29)
                                                             ======   =====   =====
OTHER EXPENSES:
  Reinsurance assumed (1)..................................  $  331   $ 128   $ 143
  Reinsurance ceded (2),(3)................................     791     825     (31)
                                                             ------   -----   -----
     Net other expenses....................................  $1,122   $ 953   $ 112
                                                             ======   =====   =====



--------

   (1) In March 2009, MetLife, Inc. completed the sale of Cova Corporation, the parent company of Texas Life Insurance Company ("Texas Life"). After the sale, reinsurance transactions with Texas Life were no longer considered affiliated transactions. For purposes of comparison, the 2008 and 2007 affiliated transactions with Texas Life have been removed from the presentation in the table above. Affiliated transactions with Texas Life

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       at December 31, 2008 included assumed premiums of ($1) million, and at December 31, 2007 included interest costs on assumed reinsurance of $1 million.

   (2) As discussed in Note 2, in September 2008, MetLife, Inc. completed a tax-free split-off of its majority owned subsidiary, RGA. In connection with this transaction, GALIC dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA. As a result of the Company's dividend of interests in RGA, reinsurance transactions between RGA and affiliates were no longer considered affiliated transactions. For purposes of comparison, the 2008 and 2007 affiliated transactions between RGA and affiliates have been removed from the presentation in the table above. Affiliated transactions between RGA and affiliates at December 31, 2008 included assumed premiums, assumed benefits and interest costs on ceded reinsurance of ($14) million, $42 million and $6 million, respectively, and at December 31, 2007 included ceded premiums, ceded benefits and ceded interest costs of $29 million, $22 million and $36 million, respectively.

   (3) In December 2007, the Company ceded a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, an affiliate. In connection with this cession, the Company recognized $819 million and $835 million of interest earned on the deposit included within premiums and other receivables as well as certain administrative fees at December 31, 2009 and 2008, respectively. The Company also recognized in other expenses $888 million and $911 million of interest expense associated with funds withheld at December 31, 2009 and 2008, respectively.

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                                DECEMBER 31,
                                                   -------------------------------------
                                                          2009                2008
                                                   -----------------   -----------------
                                                   ASSUMED    CEDED    ASSUMED    CEDED
                                                   -------   -------   -------   -------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables...................   $   14   $19,035    $  334   $19,343
Deferred policy acquisition costs and value of
  business acquired..............................      307      (399)      227      (406)
                                                    ------   -------    ------   -------
  Total assets...................................   $  321   $18,636    $  561   $18,937
                                                    ======   =======    ======   =======
LIABILITIES:
Future policy benefits...........................   $  400   $    --    $  395   $    --
Policyholder account balances....................      721        --       606        --
Other policyholder funds.........................       30      (169)       27      (232)
Other liabilities................................    6,440    17,034     4,642    15,567
                                                    ------   -------    ------   -------
  Total liabilities..............................   $7,591   $16,865    $5,670   $15,335
                                                    ======   =======    ======   =======



     Effective December 31, 2009, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 75% coinsurance funds withheld basis. This agreement covers certain term life insurance policies issued by the Company in 2007 and 2008 and certain universal life insurance policies issued by the Company from 2007 through 2009. This agreement transfers risk to MRV, and is therefore accounted for as reinsurance. As a result of the agreement, the Company capitalized a net deferred gain of $67 million, included in DAC and other liabilities; affiliated reinsurance recoverables, included in premiums and other receivables, increased $220 million; the Company recorded a funds withheld liability for $160 million, included in other liabilities; and unearned revenue, included in other policyholder funds, was reduced by $7 million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has ceded risks to another affiliate related to guaranteed minimum benefit guarantees written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net investment gains (losses). The embedded derivatives are included within premiums and other receivables and were assets of $263 million and $797 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included in ($596) million, $729 million and $42 million, respectively, in changes in the estimated fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and (increased) decreased the funds withheld balance by ($101) million and $1,203 million at December 31, 2009 and 2008, respectively. The change in estimated fair value of the embedded derivative, included in net investment gains (losses), was ($1,304) million and $1,203 million, for the years ended December 31, 2009 and 2008, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $1.3 billion of unsecured affiliated reinsurance recoverable balances.

10.  CLOSED BLOCK

     On April 7, 2000, (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

     Recent experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized losses, have resulted in a policyholder dividend obligation of zero at both December 31, 2009 and 2008. The policyholder dividend obligation of zero and the Company's decision to revise the expected policyholder dividend scales, which are based upon statutory results, have resulted in a reduction to both actual and expected cumulative earnings of the closed block. Amortization of the closed block DAC, which resides outside of the closed block, will be based upon actual cumulative earnings rather than expected cumulative earnings of the closed block until such time as the actual cumulative earnings of the closed block exceed the expected cumulative earnings, at which time the policyholder dividend obligation will be reestablished. Actual cumulative earnings less than expected cumulative earnings will result in future adjustments to DAC and net income of the Company and increase sensitivity of the Company's net income to movements in closed block results.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits........................................  $43,576   $43,520
Other policyholder funds......................................      307       315
Policyholder dividends payable................................      615       711
Payables for collateral under securities loaned and other
  transactions................................................       --     2,852
Other liabilities.............................................      576       254
                                                                -------   -------
  Total closed block liabilities..............................   45,074    47,652
                                                                -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $27,129 and $27,947,
     respectively)............................................   27,375    26,205
  Equity securities available-for-sale, at estimated fair
     value (cost: $204 and $280, respectively)................      218       210
  Mortgage loans..............................................    6,200     7,243
  Policy loans................................................    4,538     4,426
  Real estate and real estate joint ventures held-for-
     investment...............................................      321       381
  Short-term investments......................................        1        52
  Other invested assets.......................................      463       952
                                                                -------   -------
     Total investments........................................   39,116    39,469
Cash and cash equivalents.....................................      241       262
Accrued investment income.....................................      489       484
Premiums and other receivables................................       78        98
Current income tax recoverable................................      112        --
Deferred income tax assets....................................      612     1,632
                                                                -------   -------
  Total assets designated to the closed block.................   40,648    41,945
                                                                -------   -------
Excess of closed block liabilities over assets designated to
  the closed block............................................    4,426     5,707
                                                                -------   -------
Amounts included in accumulated other comprehensive income
  (loss):
  Unrealized investment gains (losses), net of income tax of
     $89 and ($633), respectively.............................      166    (1,174)
  Unrealized gains (losses) on derivative instruments, net of
     income tax of ($3) and ($8), respectively................       (5)      (15)
                                                                -------   -------
  Total amounts included in accumulated other comprehensive
     income (loss)............................................      161    (1,189)
                                                                -------   -------
Maximum future earnings to be recognized from closed block
  assets and liabilities......................................  $ 4,587   $ 4,518
                                                                =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block policyholder dividend obligation is as follows:

                                                                    YEARS ENDED
                                                                    DECEMBER 31,
                                                                 -----------------
                                                                  2008       2007
                                                                 -----      ------
                                                                   (IN MILLIONS)
Balance at January 1,..........................................  $ 789      $1,063
Change in unrealized investment and derivative gains (losses)..   (789)       (274)
                                                                 -----      ------
Balance at December 31,........................................  $  --      $  789
                                                                 =====      ======



     Information regarding the closed block revenues and expenses is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                            2009     2008     2007
                                                           ------   ------   ------
                                                                 (IN MILLIONS)
REVENUES
Premiums.................................................  $2,708   $2,787   $2,870
Net investment income and other revenues.................   2,197    2,248    2,350
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (107)     (94)      (3)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      40       --       --
  Other net investment gains (losses), net...............     199       10       31
                                                           ------   ------   ------
     Total net investment gains (losses).................     132      (84)      28
                                                           ------   ------   ------
     Total revenues......................................   5,037    4,951    5,248
                                                           ------   ------   ------
EXPENSES
Policyholder benefits and claims.........................   3,329    3,393    3,457
Policyholder dividends...................................   1,394    1,498    1,492
Other expenses...........................................     203      217      231
                                                           ------   ------   ------
     Total expenses......................................   4,926    5,108    5,180
                                                           ------   ------   ------
Revenues, net of expenses before provision for income tax
  expense (benefit)......................................     111     (157)      68
Provision (benefit) for income tax expense (benefit).....      36      (68)      21
                                                           ------   ------   ------
Revenues, net of expenses and provision for income tax
  expense (benefit)......................................  $   75   $  (89)  $   47
                                                           ======   ======   ======



     The change in the maximum future earnings of the closed block is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                            2009     2008     2007
                                                           ------   ------   ------
                                                                 (IN MILLIONS)
Balance at December 31,..................................  $4,587   $4,518   $4,429
Less:
  Cumulative effect of a change in accounting principle,
     net of income tax...................................      --       --       (4)
  Closed block adjustment (1)............................     144       --       --
Balance at January 1,....................................   4,518    4,429    4,480
                                                           ------   ------   ------
Change during year.......................................  $  (75)  $   89   $  (47)
                                                           ======   ======   ======



--------

   (1) The closed block adjustment represents an intra-company reallocation of assets which affected the closed block. The adjustment had no impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

11.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:

                                            INTEREST RATES
                                       ------------------------                 DECEMBER 31,
                                                       WEIGHTED               ---------------
                                          RANGE         AVERAGE    MATURITY    2009     2008
                                       -----------     --------   ---------   ------   ------
                                                                               (IN MILLIONS)
Surplus notes -- affiliated..........  2.23%-7.38%       4.80%    2011-2037   $1,986   $1,394
Surplus notes........................  7.63%-7.88%       7.98%    2015-2025      698      698
Capital notes -- affiliated..........     7.13%          7.13%    2032-2033      500      500
Mortgage loans -- affiliated.........  7.01%-7.26%       7.19%       2020        200       --
Other notes with varying interest
  rates..............................  3.76%-8.56%       8.49%    2010-2016       65       66
Secured demand note -- affiliated....     0.50%          0.50%       2011         25       25
Capital lease obligations............                                             28       39
                                                                              ------   ------
Total long-term debt.................                                          3,502    2,722
Total short-term debt................                                            319      414
                                                                              ------   ------
  Total..............................                                         $3,821   $3,136
                                                                              ======   ======



     The aggregate maturities of long-term debt at December 31, 2009 for the next five years are $64 million in 2010, $1,100 million in 2011, less than $1 million in 2012, less than $1 million in 2013, $217 million in 2014 and $2,120 million thereafter.

     Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes and capital notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with prior approval of the insurance department of the state of domicile, whereas capital notes may or may not require this prior approval.

     Certain of the Company's debt instruments, credit facilities and committed facilities contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all covenants at both December 31, 2009 and 2008.

  SURPLUS NOTES -- AFFILIATED

     On December 31, 2009, the Company's $700 million surplus note issued to MetLife, Inc. was renewed and increased to $775 million, extending the maturity to 2011 with an interest rate of 6-month LIBOR plus 1.80%.

     On December 28, 2009, the Company issued a surplus note to MetLife, Inc. for $300 million maturing in 2011 with an interest rate of 6-month LIBOR plus 1.80%. This transaction was settled by the transfer of securities from MetLife, Inc. to the Company.

     On September 29, 2009, the Company issued a $217 million surplus note to MetLife Mexico, S.A., an affiliate, maturing in 2014 with an interest rate of 6.46%.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In December 2007, the Company repaid the $800 million surplus note issued in December 2005 with an interest rate of 5.00% to MetLife, Inc. and then issued to MetLife, Inc. a $700 million surplus note maturing in 2009 with an interest rate of LIBOR plus 1.15%.

     In December 2007, the Company issued a $694 million surplus note with an interest rate of 7.38% to MetLife Capital Trust IV, an affiliate.

  SECURED DEMAND NOTE -- AFFILIATED

     Effective September 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The Company has not exercised its right to sell or repledge the collateral.

  MORTGAGE LOANS -- AFFILIATED

     On December 30, 2009, two wholly-owned real estate subsidiaries of the Company issued notes aggregating $200 million to MetLife Insurance Company of Connecticut and its wholly-owned subsidiary, MetLife Investors USA Insurance Company, both affiliates of the Company. These affiliated mortgage loans are secured by real estate held by the Company for investment. Of these loans, $60 million bears interest at a rate of 7.01% payable in quarterly interest payments through maturity in 2020, and $140 million bears interest at a rate of 7.26% and is payable in quarterly principal and interest payments through maturity in 2020.

  SHORT-TERM DEBT

     Short-term debt was $319 million and $414 million at December 31, 2009 and 2008, respectively, which consisted entirely of commercial paper. During the years ended December 31, 2009, 2008 and 2007, the weighted average interest rate of short-term debt was 0.35%, 2.4% and 5.1%, respectively. During the years ended December 31, 2009, 2008 and 2007, the average daily balance of short-term debt was $365 million, $421 million and $927 million, respectively, and was outstanding for an average of 23 days, 25 days and 25 days, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $166 million, $192 million and $190 million for the years ended December 31, 2009, 2008 and 2007, respectively. These amounts include $105 million, $120 million and $78 million of interest expense related to affiliated debt for the years ended December 31, 2009, 2008 and 2007, respectively.

  CREDIT AND COMMITTED FACILITIES

     The Company maintained an unsecured credit facility and a committed facility of $2.9 billion and $500 million, respectively, at December 31, 2009. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

     Credit Facilities. The unsecured credit facility is used for general corporate purposes. Total fees expensed by the Company associated with this credit facility were $6 million and $4 million for the years ended December 31, 2009 and 2008, respectively. Information on the credit facility at December 31, 2009 is as follows:

                                                               LETTER OF
                                                                 CREDIT                   UNUSED
BORROWER(S)                           EXPIRATION    CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                          ------------   --------   ---------   ---------   -----------
                                                             (IN MILLIONS)
MetLife, Inc. and MetLife Funding,
  Inc. ............................  June 2012 (1)   $2,850       $548        $--         $2,302

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Proceeds are available to be used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. All borrowings under the credit agreement must be repaid by June 2012, except that letters of credit outstanding upon termination may remain outstanding until June 2013.

     Committed Facilities. The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed by the Company associated with this committed facility were $3 million and $4 million for the years ended December 31, 2009 and 2008, respectively. Information on the committed facility at December 31, 2009 is as follows:

                                                         LETTER OF
                                                           CREDIT                   UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)       EXPIRATION    CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS    (YEARS)
-------------------------      ------------   --------   ---------   ---------   -----------   --------
                                                             (IN MILLIONS)
Exeter Reassurance Company
  Ltd., MetLife, Inc. &
  Missouri Reinsurance
  (Barbados), Inc. ..........  June 2016 (1)    $500        $490        $--          $10           6


--------

   (1) Letters of credit and replacements or renewals thereof issued under this facility of $280 million, $10 million and $200 million are set to expire no later than December 2015, March 2016 and June 2016, respectively.

12.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009     2008     2007
                                                           -------   ------   ------
                                                                 (IN MILLIONS)
Current:
  Federal................................................  $   386   $  (59)  $1,095
  State and local........................................        3        2       22
  Foreign................................................       --       17        9
                                                           -------   ------   ------
  Subtotal...............................................      389      (40)   1,126
                                                           -------   ------   ------
Deferred:
  Federal................................................   (2,281)   1,689      (53)
  State and local........................................       --       --       18
  Foreign................................................        2        1       (9)
                                                           -------   ------   ------
  Subtotal...............................................   (2,279)   1,690      (44)
                                                           -------   ------   ------
Provision for income tax expense (benefit)...............  $(1,890)  $1,650   $1,082
                                                           =======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009     2008     2007
                                                           -------   ------   ------
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate.....................  $(1,548)  $1,758   $1,185
Tax effect of:
  Tax-exempt investment income...........................     (149)    (116)    (160)
  State and local income tax.............................       --        1       33
  Prior year tax.........................................      (11)      52       38
  Tax credits............................................      (85)     (56)     (41)
  Foreign tax rate differential and change in valuation
     allowance...........................................      (77)     (14)     (18)
  Other, net.............................................      (20)      25       45
                                                           -------   ------   ------
Provision for income tax expense (benefit)...............  $(1,890)  $1,650   $1,082
                                                           =======   ======   ======



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables......................  $3,186   $3,312
  Net operating loss carryforwards..............................      49       24
  Employee benefits.............................................     605      616
  Capital loss carryforwards....................................       5       --
  Tax credit carryforwards......................................     296      298
  Net unrealized investment losses..............................     326    4,062
  Litigation-related and government mandated....................     239      264
  Other.........................................................      58      111
                                                                  ------   ------
                                                                   4,764    8,687
Less: Valuation allowance.......................................      26       14
                                                                  ------   ------
                                                                   4,738    8,673
                                                                  ------   ------
Deferred income tax liabilities:
  Investments, including derivatives............................   1,338    3,918
  DAC...........................................................   2,296    2,167
  Other.........................................................      10       31
                                                                  ------   ------
                                                                   3,644    6,116
                                                                  ------   ------
Net deferred income tax asset...................................  $1,094   $2,557
                                                                  ======   ======



     Domestic net operating loss carryforwards amount to $108 million at December 31, 2009 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $33 million at December 31, 2009 and were generated in various foreign countries with expiration periods of five years to indefinite expiration. Foreign capital

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loss carryforwards amount to $13 million at December 31, 2009 and will expire beginning in 2014. Tax credit carryforwards amount to $296 million at December 31, 2009.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating and capital loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2009, the Company recorded an overall increase to the deferred tax valuation allowance of $12 million, comprised of an increase of $7 million related to certain foreign net operating loss carryforwards and an increase of $5 million related to certain foreign capital loss carryforwards.

     The Company has not established a valuation allowance against the deferred tax asset of $326 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In early 2009, the Company and the IRS completed and substantially settled the audit years of 2000 to 2002. A few issues not settled have been escalated to the next level, IRS Appeals. The IRS exam of the next audit cycle, years 2003 to 2005, is expected to begin in early 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $655 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $475 million. The total amount of unrecognized tax benefits decreased by $142 million from January 1, 2007 primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, post-sale purchase price adjustments and reinsurance offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $171 million, were reclassified to current and deferred income tax payable, as applicable, and a payment of $156 million was made in December of 2007, with $6 million paid in 2009 and the remaining $9 million to be paid in future years.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits was $593 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $485 million. The total amount of unrecognized tax benefits decreased by $62 million from December 31, 2007 primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, leasing and tax credits offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $135 million, were reclassified to current and deferred income tax payable, as applicable, of which $2 million was paid in 2008 and $133 million was paid in 2009.

     At December 31, 2009, the Company's total amount of unrecognized tax benefits was $592 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $490 million. The total amount of unrecognized tax benefits decreased by $1 million from December 31, 2008 primarily due to additions for tax positions of the current and prior years offset by settlements reached with the IRS. Settlements

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


with tax authorities amounted to $45 million, of which $43 million was reclassified to current income tax payable and paid in 2009, and $2 million reduced current income tax expense.

     The Company's liability for unrecognized tax benefits may decrease in the next 12 months pending the outcome of remaining issues, tax-exempt income and tax credits, associated with the 2000 to 2002 IRS audit. A reasonable estimate of decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                           2009       2008       2007
                                                           ----      -----      -----
                                                                  (IN MILLIONS)
Balance at beginning of the period.......................  $593      $ 655      $ 797
Additions for tax positions of prior years...............    42          4         32
Reductions for tax positions of prior years..............   (30)       (33)       (51)
Additions for tax positions of current year..............    34        120         52
Reductions for tax positions of current year.............    (2)       (12)        --
Settlements with tax authorities.........................   (45)      (135)      (171)
Lapses of statutes of limitations........................    --         (6)        (4)
                                                           ----      -----      -----
Balance at end of the period.............................  $592      $ 593      $ 655
                                                           ====      =====      =====



     During the year ended December 31, 2007, the Company recognized $72 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $197 million of accrued interest associated with the liability for unrecognized tax benefits. The $1 million decrease from January 1, 2007 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $72 million of interest expense and a $73 million decrease primarily resulting from the aforementioned IRS settlements. The $73 million was reclassified to current income tax payable in 2007 and paid in 2009.

     During the year ended December 31, 2008, the Company recognized $33 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $156 million of accrued interest associated with the liability for unrecognized tax benefits. The $41 million decrease from December 31, 2007 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $33 million of interest expense and a $74 million decrease primarily resulting from the aforementioned IRS settlements. Of the $74 million decrease, $73 million was reclassified to current income tax payable in 2008, with $4 million and $69 million paid in 2008 and 2009, respectively. The remaining $1 million reduced interest expense.

     During the year ended December 31, 2009, the Company recognized $38 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $172 million of accrued interest associated with the liability for unrecognized tax benefits. The $16 million increase from December 31, 2008 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $38 million of interest expense and a $22 million decrease primarily resulting from the aforementioned IRS settlements. Of the $22 million decrease, $20 million has been reclassified to current income tax payable and was paid in 2009. The remaining $2 million reduced interest expense.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and the expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $101 million and $104 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $10 million related to a true-up of the prior year tax return.

13.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. In 2007, the Company received $39 million upon the resolution of an indemnification claim associated with the 2000 acquisition of GALIC, and the Company reduced legal liabilities by $31 million after the settlement of certain cases. The review includes senior legal and financial personnel. Unless stated below, estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. In 2009, the Company increased legal liabilities for litigation matters pending against the Company. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2009.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASBESTOS-RELATED CLAIMS

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

     Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs-- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                                 DECEMBER 31,
                                                         ---------------------------
                                                           2009      2008      2007
                                                         -------   -------   -------
                                                         (IN MILLIONS, EXCEPT NUMBER
                                                                  OF CLAIMS)
Asbestos personal injury claims at year end............   68,804    74,027    79,717
Number of new claims during the year...................    3,910     5,063     7,161
Settlement payments during the year (1)................  $  37.6   $  99.0   $  28.2


--------

   (1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In 2006, Metropolitan Life Insurance Company received approximately 7,870 new claims, ending the year with a total of approximately 87,070 claims, and paid approximately $35.5 million for settlements reached in 2006 and prior years. In 2005, Metropolitan Life Insurance Company received approximately 18,500 new claims, ending the year with a total of approximately 100,250 claims, and paid approximately $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

     The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's financial position.

     During 1998, Metropolitan Life Insurance Company paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provided for recovery of losses up to $1.5 billion in excess of a $400 million self-insured retention. The Company's initial option to commute the excess insurance policies for asbestos-related claims would have arisen at the end of 2008. On September 29, 2008, Metropolitan Life Insurance Company entered into agreements commuting the excess insurance policies at September 30, 2008. As a result of the commutation of the policies, Metropolitan Life Insurance Company received cash and securities totaling $632 million. Of this total, Metropolitan Life Insurance Company received $115 million in fixed maturity securities on September 26, 2008, $200 million in cash on October 29, 2008, and $317 million in cash on January 29, 2009. Metropolitan Life Insurance Company recognized a loss on commutation of the policies in the amount of $35.3 million during 2008.

     In the years prior to commutation, the excess insurance policies for asbestos-related claims were subject to annual and per claim sublimits. Amounts exceeding the sublimits during 2007, 2006 and 2005 were approximately $16 million, $8 million and $0, respectively. Amounts were recoverable under the policies annually with respect to claims paid during the prior calendar year. Each asbestos-related policy contained an experience fund and a reference fund that provided for payments to Metropolitan Life Insurance Company at the commutation date if the reference fund was greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life Insurance Company if the cumulative return on the reference fund was less than the return specified in the experience fund. The return in the reference fund was tied to performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the excess insurance policies in each year from 2003 through 2008 for the amounts paid with respect to asbestos litigation in excess of the retention. The foregone loss reimbursements were approximately $62.2 million with respect to claims for the period of 2002 through 2007. Because the policies were commuted at September 30, 2008, there will be no claims under the policies or forgone loss reimbursements with respect to payments made in 2008 and thereafter.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2009.

  REGULATORY MATTERS

     The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. Certain regulators have requested information and documents regarding contingent commission payments to brokers, the Company's awareness of any "sham" bids for business, bids and quotes that the Company submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. The Company has received a subpoena from and has had discussions with the Office of the U.S. Attorney for the Southern District of California regarding the insurance broker Universal Life Resources. The Florida insurance regulator has initiated discussions with the Company regarding its investigation of contingent payments made to brokers. The Company has been cooperating fully in these inquiries.

     In June 2008, the Environmental Protection Agency issued a Notice of Violation ("NOV") regarding the operations of the Homer City Generating Station, an electrical generation facility. The NOV alleges, among other things, that the electrical generation facility is being operated in violation of certain federal and state Clean Air Act requirements. Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, is a passive investor with a noncontrolling interest in the electrical generation facility, which is solely operated by the lessee,

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EME Homer City Generation L.P. ("EME Homer"). Homer City OL6 LLC and EME Homer are among the respondents identified in the NOV. EME Homer has been notified of its obligation to indemnify Homer City OL6 LLC and Metropolitan Life Insurance Company for any claims resulting from the NOV and has expressly acknowledged its obligation to indemnify Homer City OL6 LLC.

     Regulatory authorities in a small number of states and FINRA have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, New England Mutual Life Insurance Company, New England Life Insurance Company and GALIC, and the Company's broker dealer, New England Securities Corporation. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  DEMUTUALIZATION ACTIONS

     Metropolitan Life Insurance Company is a defendant in two lawsuits challenging the fairness of the Plan and the adequacy and accuracy of Metropolitan Life Insurance Company's disclosure to policyholders regarding the Plan. The plaintiffs in the consolidated state court class action, Fiala, et al.
v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17,
2000), sought compensatory relief and punitive damages against Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. The court certified a litigation class of present and former policyholders on plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law. The plaintiffs in the consolidated federal court class action, In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000), sought rescission and compensatory damages against Metropolitan Life Insurance Company and MetLife, Inc. Plaintiffs asserted violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 ("Exchange Act") in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. The court certified a litigation class of present and former policyholders. On February 12, 2010 and March 3, 2010, the courts in these cases issued orders approving the settlement of this litigation. On March 2, 2010, the federal court issued a final judgment that is stayed pending the state court's entry of a final judgment.

  OTHER LITIGATION

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers had sued MetLife, Inc., Metropolitan Life Insurance Company and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purported to represent a nationwide class of in-network providers who alleged that their claims were being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleged federal racketeering and various state law theories of liability. All of plaintiffs' claims except for breach of contract claims were dismissed with prejudice on March 2, 2009. By order dated March 20, 2009, the district court declined to retain jurisdiction over the remaining breach of contract claims and dismissed the lawsuit. On April 17, 2009, plaintiffs filed a notice of appeal from this order.

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed February 24,
2005). In this multi-district class action proceeding, plaintiffs' complaint alleged that MetLife, Inc., Metropolitan Life Insurance Company, several non-affiliated insurance companies and several insurance brokers violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"), the Employee Retirement Income Security Act of 1974 ("ERISA"), and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. In August and September 2007 and January 2008, the court issued orders granting defendants' motions to dismiss with prejudice the federal antitrust, the RICO, and the ERISA claims. In February 2008, the court dismissed the remaining state law claims on jurisdictional grounds. Plaintiffs' appeal from the orders dismissing their RICO and federal antitrust claims is pending with the U.S. Court of Appeals

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


for the Third Circuit. A putative class action alleging that MetLife, Inc. and other non-affiliated defendants violated state laws was transferred to the District of New Jersey but was not consolidated with other related actions. Plaintiffs' motion to remand this action to state court in Florida is pending.

     Metropolitan Life Ins. Co. v. Park Avenue Securities, et. al. (FINRA Arbitration, filed May 2006). Metropolitan Life Insurance Company commenced an action against Park Avenue Securities LLC., a registered investment adviser and broker-dealer that is an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America, alleging misappropriation of confidential and proprietary information and use of prohibited methods to solicit Metropolitan Life Insurance Company's customers and recruit Metropolitan Life Insurance Company's financial services representatives. On February 12, 2009, a FINRA arbitration panel awarded Metropolitan Life Insurance Company $21 million in damages, including punitive damages and attorneys' fees. In March 2009, Park Avenue Securities filed a motion to vacate the decision. In September 2009, the parties reached a settlement of this action together with related and similar matters brought by Metropolitan Life Insurance Company against Park Avenue Securities and The Guardian Life Insurance Company of America.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life Insurance Company and MetLife Securities, Inc. Plaintiffs asserted legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products by the Company's agency distribution group. Plaintiffs sought rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. In August 2009, the court granted defendants' motion for summary judgment. On September 29, 2009, plaintiffs filed a notice of appeal from the court's order dismissing the lawsuit.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. At December 31, 2009, there were approximately 130 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  SUMMARY

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $40    $37
  Premium tax offsets currently available for paid assessments.....     8      5
                                                                      ---    ---
                                                                      $48    $42
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................   $60    $57
                                                                      ===    ===



     Net assessments levied against the Company were insignificant for the year ended December 31, 2009. At December 31, 2008 and 2007, net assessments levied against the Company were $2 million and less than $1 million, respectively.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                                    GROSS
                                                         RENTAL      SUBLEASE      RENTAL
                                                         INCOME       INCOME      PAYMENTS
                                                         ------   -------------   --------
                                                                  (IN MILLIONS)
2010...................................................   $370         $ 13         $202
2011...................................................   $313          $14         $180
2012...................................................   $250          $14         $154
2013...................................................   $217          $13         $140
2014...................................................   $186          $ 9         $ 99
Thereafter.............................................   $567          $42         $977


     During 2008, MetLife, Inc. moved certain of its operations in New York from Long Island City to New York City. As a result of this movement of operations and current market conditions, which precluded the immediate and complete sublet of all unused space in both Long Island City and New York City, the Company incurred a lease impairment charge of $38 million which is included within other expenses in Corporate & Other. The impairment charge was determined based upon the present value of the gross rental payments less sublease income discounted

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at a risk-adjusted rate over the remaining lease terms which range from 15-20 years. The Company has made assumptions with respect to the timing and amount of future sublease income in the determination of this impairment charge. During 2009, pending sublease deals were impacted by the further decline of market conditions, which resulted in an additional lease impairment charge of $52 million. See Note 16 for discussion of $28 million of such charges related to restructuring. Additional impairment charges could be incurred should market conditions deteriorate further or last for a period significantly longer than anticipated.

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.6 billion and $2.9 billion at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $1.3 billion and $2.2 billion at December 31, 2009 and 2008, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $763 million and $611 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2009, the Company reduced $1 million of previously recorded liabilities related to certain investment transactions. The Company's recorded liabilities were $3 million and $4 million at December 31, 2009 and 2008, respectively, for indemnities, guarantees and commitments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

14.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and/or administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2009, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 92% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. The Company's proportionate share of net pension expense related to its sponsored pension plans was $355 million and $49 million for the years ended December 31, 2009 and 2008, respectively.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement was $70 million and ($8) million for the years ended December 31, 2009 and 2008, respectively.

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                            OTHER
                                                         PENSION        POSTRETIREMENT
                                                         BENEFITS          BENEFITS
                                                     ---------------   ---------------
                                                                DECEMBER 31,
                                                     ---------------------------------
                                                      2009     2008     2009     2008
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Change in benefit obligation:
  Benefit obligation at beginning of year..........  $5,993   $5,668   $1,616   $1,581
  Service cost.....................................     147      159       22       20
  Interest cost....................................     374      375      123      101
  Plan participants' contributions.................      --       --       30       31
  Net actuarial losses.............................     393      139      350       19
  Settlements and curtailments.....................      12       --       --       --
  Change in benefits...............................      (7)       1     (167)      --
  Net transfer in (out) of controlled group........    (251)      --       --       --
  Prescription drug subsidy........................      --       --       12       10
  Benefits paid....................................    (374)    (349)    (157)    (146)
                                                     ------   ------   ------   ------
  Benefit obligation at end of year................   6,287    5,993    1,829    1,616
                                                     ------   ------   ------   ------
Change in plan assets:
  Fair value of plan assets at beginning of year...   5,516    6,467    1,010    1,181
  Actual return on plan assets.....................     486     (943)     135     (149)
  Plan participants' contributions.................      --       --        2       --
  Employer contribution............................      57      341        4        1
  Net transfer in (out) of controlled group........    (266)      --       --       --
  Benefits paid....................................    (374)    (349)     (33)     (23)
                                                     ------   ------   ------   ------
  Fair value of plan assets at end of year.........   5,419    5,516    1,118    1,010
                                                     ------   ------   ------   ------
  Funded status at end of year.....................  $ (868)  $ (477)  $ (711)  $ (606)
                                                     ======   ======   ======   ======
Amounts recognized in the consolidated balance
  sheets consist of:
  Other assets.....................................  $   --   $  208   $   --   $   --
  Other liabilities................................    (868)    (685)    (711)    (606)
                                                     ------   ------   ------   ------
  Net amount recognized............................  $ (868)  $ (477)  $ (711)  $ (606)
                                                     ======   ======   ======   ======
Accumulated other comprehensive (income) loss:
  Net actuarial losses.............................  $2,226   $2,196   $  388   $  146
  Prior service cost (credit)......................      22       44     (289)    (157)
                                                     ------   ------   ------   ------
                                                      2,248    2,240       99      (11)
  Deferred income tax and noncontrolling interests,
     net of income tax.............................    (786)    (796)     (34)       4
                                                     ------   ------   ------   ------
                                                     $1,462   $1,444   $   65   $   (7)
                                                     ======   ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                            NON-QUALIFIED
                                           QUALIFIED PLAN        PLAN            TOTAL
                                          ---------------   -------------   ---------------
                                                             DECEMBER 31,
                                          -------------------------------------------------
                                           2009     2008     2009    2008    2009     2008
                                          ------   ------   -----   -----   ------   ------
                                                            (IN MILLIONS)
Aggregate fair value of plan assets.....  $5,419   $5,516   $  --   $  --   $5,419   $5,516
Aggregate projected benefit obligation..   5,500    5,308     787     685    6,287    5,993
                                          ------   ------   -----   -----   ------   ------
Over (under) funded.....................  $  (81)  $  208   $(787)  $(685)  $ (868)  $ (477)
                                          ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,941 million and $5,583 million at December 31, 2009 and 2008, respectively.

     The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009     2008
                                                                   ----     ----
                                                                   (IN MILLIONS)
Projected benefit obligation.....................................  $787     $685
Accumulated benefit obligation...................................  $703     $577
Fair value of plan assets........................................  $ --     $ --


     Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets is as follows:

                                                                           OTHER
                                                         PENSION       POSTRETIREMENT
                                                         BENEFITS         BENEFITS
                                                      -------------   ---------------
                                                                DECEMBER 31,
                                                      -------------------------------
                                                       2009    2008    2009     2008
                                                      ------   ----   ------   ------
                                                               (IN MILLIONS)
Projected benefit obligation........................  $6,254   $685   $1,829   $1,616
Fair value of plan assets...........................  $5,400   $ --   $1,118   $1,010


     Net periodic pension cost and net periodic other postretirement benefit plan cost are comprised of the following:

     i) Service Cost -- Service cost is the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Company on service rendered during the current year.

     ii) Interest Cost on the Liability -- Interest cost is the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

     iii) Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated (other) pension fund assets in a particular year.

     iv) Amortization of Prior Service Cost -- This cost relates to the recognition of increases or decreases in pension (other postretirement) benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income at the time of the amendment. These costs are then amortized to pension (other postretirement benefit) expense over the expected service years of the employees affected by the change.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          v) Amortization of Net Actuarial Gains or Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension (other postretirement) plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension (other postretirement benefit)expense over the expected service years of the employees.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                                             OTHER
                                                                        POSTRETIREMENT
                                               PENSION BENEFITS            BENEFITS
                                            ----------------------   --------------------
                                                       YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------
                                             2009    2008     2007    2009   2008    2007
                                            -----   ------   -----   -----   ----   -----
                                                             (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost............................  $ 147   $  159   $ 158   $  22   $ 20   $  26
  Interest cost...........................    374      375     348     123    101     102
  Settlement and curtailment cost.........     18       --      --      --     --      --
  Expected return on plan assets..........   (414)    (517)   (501)    (74)   (88)    (87)
  Amortization of net actuarial (gains)
     losses...............................    223       24      68      43     --      --
  Amortization of prior service cost
     (credit).............................      8       15      17     (36)   (36)    (36)
                                            -----   ------   -----   -----   ----   -----
     Net periodic benefit cost............    356       56      90      78     (3)      5
     Net periodic benefit cost of
       subsidiary held-for-sale...........     --       --       4      --     --       1
                                            -----   ------   -----   -----   ----   -----
                                              356       56      94      78     (3)      6
                                            -----   ------   -----   -----   ----   -----
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses............    251    1,563    (424)    284    258    (440)
  Prior service cost (credit).............    (12)     (19)     40    (167)    37      --
  Amortization of net actuarial (gains)
     losses...............................   (223)     (24)    (68)    (43)    --      --
  Amortization of prior service cost
     (credit).............................     (8)     (15)    (17)     36     36      36
                                            -----   ------   -----   -----   ----   -----
     Total recognized in other
       comprehensive income (loss)........      8    1,505    (469)    110    331    (404)
                                            -----   ------   -----   -----   ----   -----
     Total recognized in net periodic
       benefit cost and other
       comprehensive income (loss)........  $ 364   $1,561   $(375)  $ 188   $328   $(398)
                                            =====   ======   =====   =====   ====   =====



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of $8 million and other postretirement benefits of $110 million for an aggregate reduction in other comprehensive income (loss) of $118 million before income tax and $90 million, net of income tax and noncontrolling interests.

     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $198 million and $6 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated net actuarial losses and prior service credit for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $38 million and ($83) million, respectively.

     The Company receives subsidies under the Prescription Drug Act. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit plan cost is as follows:

                                                                DECEMBER 31,
                                                           ---------------------
                                                            2009    2008    2007
                                                           -----   -----   -----
                                                               (IN MILLIONS)
Cumulative reduction in benefit obligation:
  Balance at January 1,..................................   $317    $299    $328
  Service cost...........................................      2       5       7
  Interest cost..........................................     16      20      19
  Net actuarial gains (losses)...........................    (76)      3     (42)
  Prescription drug subsidy..............................    (12)    (10)    (13)
                                                            ----    ----    ----
  Balance at December 31,................................   $247    $317    $299
                                                            ====    ====    ====




                                                                 YEARS ENDED DECEMBER 31,
                                                           -----------------------------------
                                                            2009           2008           2007
                                                           -----          -----          -----
                                                                      (IN MILLIONS)
Reduction in net periodic benefit cost:
  Service cost...........................................   $ 3            $ 5            $ 7
  Interest cost..........................................    16             20             19
  Amortization of net actuarial gains (losses)...........    10             --              5
                                                            ---            ---            ---
     Total reduction in net periodic benefit cost........   $29            $25            $31
                                                            ===            ===            ===



     The Company received subsidies of $12 million, $12 million and $10 million for the years ended December 31, 2009, 2008 and 2007, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                                            OTHER
                                                                         POSTRETIRE-
                                                                             MENT
                                                   PENSION BENEFITS        BENEFITS
                                                ---------------------   -------------
                                                             DECEMBER 31,
                                                -------------------------------------
                                                   2009        2008      2009    2008
                                                ---------   ---------   -----   -----
Weighted average discount rate................      6.25%       6.60%   6.25%   6.62%
Rate of compensation increase.................  2.0%-7.5%   3.5%-7.5%     N/A     N/A

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Assumptions used in determining net periodic benefit cost were as follows:

                                                                            OTHER
                                                                        POSTRETIREMENT
                                           PENSION BENEFITS                BENEFITS
                                    -----------------------------   ---------------------
                                                         DECEMBER 31,
                                    -----------------------------------------------------
                                       2009       2008      2007     2009    2008    2007
                                    ---------   -------   -------   -----   -----   -----
Weighted average discount rate....      6.60%     6.65%     6.00%   6.60%   6.65%   6.00%
Weighted average expected rate of
  return on plan assets...........      8.25%     8.25%     8.25%   7.36%   7.33%   7.48%
Rate of compensation increase.....  3.5%-7.5%   3.5%-8%   4.0%-8%     N/A     N/A     N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2010 is currently anticipated to be 8.00% for pension benefits and postretirement medical benefits and 7.20% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                ---------------------------------------------------------------
                                             2009                             2008
                                ------------------------------   ------------------------------
Pre-and Post-Medicare eligible  8.2% down to 5.8% in 2018 and    8.8% down to 5.8% in 2018 and
  claims......................  gradually decreasing until       gradually decreasing until
                                2079 reaching the ultimate       2079 reaching the ultimate
                                rate of 4.1%                     rate of 4.1%


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                             ONE PERCENT   ONE PERCENT
                                                               INCREASE      DECREASE
                                                             -----------   -----------
                                                                   (IN MILLIONS)
Effect on total of service and interest cost components....      $ 9          $ (10)
Effect of accumulated postretirement benefit obligation....      $94          $(103)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting the pension and other postretirement benefit plan assets, which are invested primarily in separate accounts.

     The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short term investments, fixed maturity and equity securities, mutual funds, real estate, private equity investments and hedge funds investments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair values of the Company's pension plan assets at December 31, 2009 by asset class were as follows:

                                                                     DECEMBER 31, 2009
                              -----------------------------------------------------------------------------------------------
                                                 PENSION ASSETS                             OTHER POSTRETIREMENT ASSETS
                              ----------------------------------------------------   ----------------------------------------
                                     FAIR VALUE MEASUREMENTS AT                             FAIR VALUE MEASUREMENTS AT
                                        REPORTING DATE USING                                   REPORTING DATE USING
                              ----------------------------------------               ----------------------------------------
                                 QUOTED                                                 QUOTED
                                 PRICES                                                 PRICES
                               IN ACTIVE                                              IN ACTIVE
                                MARKETS                                                MARKETS
                                  FOR       SIGNIFICANT                                  FOR       SIGNIFICANT
                               IDENTICAL       OTHER       SIGNIFICANT     TOTAL      IDENTICAL       OTHER       SIGNIFICANT
                               ASSETS AND    OBSERVABLE   UNOBSERVABLE   ESTIMATED    ASSETS AND    OBSERVABLE   UNOBSERVABLE
                              LIABILITIES      INPUTS        INPUTS         FAIR     LIABILITIES      INPUTS        INPUTS
                               (LEVEL 1)     (LEVEL 2)      (LEVEL 3)      VALUE      (LEVEL 1)     (LEVEL 2)      (LEVEL 3)
                              -----------   -----------   ------------   ---------   -----------   -----------   ------------
                                                                       (IN MILLIONS)
ASSET CLASS
Short-term investments.....       $ 9          $   --         $ --         $    9        $11          $   --          $--
Fixed maturities and equity
  securities...............        --              10           --             10         --              54           --
Insurance general account..        --              86           --             86         --             440           --
Investments in separate
  accounts -- equity
  securities:
  Large cap growth (1).....        --             109           --            109         --              68           --
  Large cap value (2)......        --              --           --             --         --             176           --
  Large cap core (3).......        --           1,271           --          1,271         --              24           --
  Small cap growth (4).....        --             142           --            142         --              --           --
  Small cap core (5).......        --             106           --            106         --              72           --
  Developed international
     (6)...................        --             401           --            401         --              75           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total separate
     accounts -- equity
     securities............        --           2,029           --          2,029         --             415           --
                                  ---          ------         ----         ------        ---          ------          ---
Investments in separate
  accounts -- fixed income
  securities:
  Long duration (government
     & credit) (7).........        --           2,042           --          2,042         --              --           --
  Core (8).................        --             310           --            310         --             128           --
  U.S. government and
     agencies..............        --              --           --             --         --              17           --
  Mortgage-backed
     securities............        --              --           --             --         --              28           --
  Short-term and cash......        --              76           --             76         --              19           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total separate
     accounts -- fixed
     income securities.....        --           2,428           --          2,428         --             192           --
                                  ---          ------         ----         ------        ---          ------          ---
Investments in separate
  accounts -- alternatives:
  Multi-strategy hedge
     funds (9).............        --             226           --            226         --               6           --
  Real estate (10).........        --              47          229            276         --              --           --
  Private equity (11)......        --              --          355            355         --              --           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total separate
     accounts -- alterna-
     tives.................        --             273          584            857         --               6           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total....................       $ 9          $4,826         $584         $5,419        $11          $1,107          $--
                                  ===          ======         ====         ======        ===          ======          ===

                               DECEMBER
                               31, 2009
                              ---------
                                OTHER
                               POSTRE-
                               TIREMENT
                                ASSETS
                              ---------
                                TOTAL
                              ESTIMATED
                                 FAIR
                                VALUE
                              ---------
                                 (IN
                              MILLIONS)
ASSET CLASS
Short-term investments.....     $   11
Fixed maturities and equity
  securities...............         54
Insurance general account..        440
Investments in separate
  accounts -- equity
  securities:
  Large cap growth (1).....         68
  Large cap value (2)......        176
  Large cap core (3).......         24
  Small cap growth (4).....         --
  Small cap core (5).......         72
  Developed international
     (6)...................         75
                                ------
  Total separate
     accounts -- equity
     securities............        415
                                ------
Investments in separate
  accounts -- fixed income
  securities:
  Long duration (government
     & credit) (7).........         --
  Core (8).................        128
  U.S. government and
     agencies..............         17
  Mortgage-backed
     securities............         28
  Short-term and cash......         19
                                ------
  Total separate
     accounts -- fixed
     income securities.....        192
                                ------
Investments in separate
  accounts -- alternatives:
  Multi-strategy hedge
     funds (9).............          6
  Real estate (10).........         --
  Private equity (11)......         --
                                ------
  Total separate
     accounts -- alterna-
     tives.................          6
                                ------
  Total....................     $1,118
                                ======



--------

   (1) Investment portfolio includes U.S. equity securities with relatively large market capitalization that exhibit signs of above average sales and earnings growth.

   (2) Investment portfolio includes U.S. equity securities with relatively large market capitalization and low price to book and price to earnings ratios.

   (3) Investment portfolio includes U.S. equity securities with relatively large market capitalization and no particular bias toward value or growth.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (4) Investment portfolio includes U.S. equity securities with relatively small market capitalization that exhibit signs of above average sales and earnings growth.

   (5) Investment portfolio includes U.S. equity securities with relatively small market capitalization and no particular bias toward value or growth.

   (6) Investment portfolio includes International equity securities with relatively large market capitalization and no particular bias toward value or growth.

   (7) Investment portfolio includes longer-maturity investment-grade fixed income securities invested across diverse asset sectors such as government, corporate and structured finance.

   (8) Investment portfolio includes investment-grade fixed income securities with varying maturities invested across diverse asset sectors such as government, corporate and structured finance.

   (9) Investment portfolio includes multiple hedge funds with strategies such as fixed income arbitrage, long-short equity, tactical trading and global macro.

   (10) Investment portfolio includes domestic real estate equity investments in both privately held commercial real estate and publicly listed real estate investment trust securities.

   (11) Investment portfolio includes domestic and foreign private investments in companies not publicly traded on a stock exchange.

     The fair value of the Company's pension plan assets at December 31, 2008 was $6,526 million.

     The pension plan assets are categorized into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets included within the three-level fair value hierarchy presented in the table above.

     Level 1 This category includes investments in liquid securities, such as cash, short-term money market and bank time deposits, expected to mature within a year.

     Level 2 This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers in and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

              Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

     Level 3 This category includes separate accounts that are invested in real estate and private equity investments provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the year ended December 31, 2009 is as follows:

                                                  FAIR VALUE MEASUREMENT USING
                                                    SIGNIFICANT UNOBSERVABLE
                                                       OUTPUTS (LEVEL 3)
                                                 -----------------------------
                                                    PRIVATE
                                                  EQUITY FUNDS    REAL ESTATE
                                                  ------------    -----------
                                                         (IN MILLIONS)
Balance January 1,.............................       $430           $ 379
Actual return on plan assets:
Assets held at reporting date..................        (52)           (130)
Assets sold during the period..................        (31)             --
Purchases, sales and settlements...............         29              --
Net transfers in (out) of controlled group.....        (21)            (20)
Transfers in and out of Level 3................         --              --
                                                      ----           -----
Balance at December 31,........................       $355           $ 229
                                                      ====           =====



     The Company provides employees with benefits under various ERISA benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

     An international subsidiary sponsors a defined benefit plan that covers employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula, similar to the U.S. plans discussed above. The investment objectives are also similar, subject to local regulations. Generally, the international pension plan invests directly in high quality equity and fixed maturity securities.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

     The following tables summarize the actual weighted average asset allocation by major asset class for the Invested Plans.

                                                              ACTUAL ASSET ALLOCATION
                                        -------------------------------------------------------------------
                                                                 DECEMBER 31, 2009
                                        -------------------------------------------------------------------
                                        DEFINED BENEFIT PLAN   POSTRETIREMENT MEDICAL   POSTRETIREMENT LIFE
                                        --------------------   ----------------------   -------------------
ASSET CLASS
Equity (target range):                        25% to 45%              50% to 80%                     --
  Large cap growth....................                2%                     10%                     --
  Large cap value.....................               --                      26                      --
  Large cap core......................               23                       4                      --
  Small cap growth....................                3                      --                      --
  Small cap core......................                2                      11                      --
  Developed international.............                7                      11                      --
                                              ---------               ---------                     ---
     Total equity.....................               37%                     62%                     --
Fixed income (target range):                  35% to 55%              10% to 40%                     --
  Long duration (government and
     credit)..........................               38%                     --%                     --
  Core................................                6                      19                      --
  U.S. government and agencies........               --                       3                      --
  Mortgage-backed securities..........               --                       4                      --
  Directly held bonds.................               --                       8                      --
  Insurance general account...........                2                      --                     100%
  Short-term and cash.................                1                       3                      --
                                              ---------               ---------                     ---
     Total fixed income...............               47%                     37%                    100%
Alternatives (target range):                  10% to 25%               0% to 15%                     --
  Multi-strategy hedge funds..........                4%                      1%                     --
  Real estate.........................                5                      --                      --
  Private equity......................                7                      --                      --
                                              ---------               ---------                     ---
     Total alternatives...............               16%                      1%                     --
  Total investments...................              100%                    100%                    100%


  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for the years ended December 31, 2009 or 2008. No contributions will be required for 2010. The Company made no discretionary contributions to the qualified pension plan during the year ended December 31, 2009. The Company made discretionary contributions of $286 million to the qualified pension plan during the year ended December 31, 2008. The Company expects to make additional discretionary contributions of $150 million in 2010.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $57 million and $41 million for the years ended December 31, 2009 and 2008, respectively. These payments are expected to be at approximately the same level in 2010.

     Postretirement benefits, other than those provided under qualified pension plans, are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. Total payments equaled $157 million and $146 million for the years ended December 31, 2009 and 2008, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company expects to make contributions of $117 million, net of participant's contributions, towards benefit obligations (other than those under qualified pension plans) in 2010. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset payment of such benefits.

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                                    OTHER POSTRETIREMENT
                                                                          BENEFITS
                                                                ---------------------------
                                                                        PRESCRIPTION
                                                      PENSION               DRUG
                                                     BENEFITS   GROSS     SUBSIDIES     NET
                                                     --------   -----   ------------   ----
                                                                    (IN MILLIONS)
2010...............................................   $  421     $129       $(12)      $117
2011...............................................   $  397     $133       $(12)      $121
2012...............................................   $  412     $135       $(13)      $122
2013...............................................   $  420     $137       $(13)      $124
2014...............................................   $  437     $139       $(14)      $125
2015-2019..........................................   $2,385     $726       $(77)      $649


  ADDITIONAL INFORMATION

     As previously discussed, the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenue from these contracts recognized in the consolidated statements of operations was $42 million, $42 million and $47 million for the years ended December 31, 2009, 2008 and 2007, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains and losses, credited to the account balances were $689 million, ($1,090) million and $603 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $79 million, $63 million and $66 million for the years ended December 31, 2009, 2008 and 2007, respectively.

15.  EQUITY

  CAPITAL CONTRIBUTIONS

     During the years ended December 31, 2009 and 2008, MetLife, Inc. contributed and paid $3 million and $4 million, respectively, in the form of line of credit fees on the Company's behalf.

     During the year ended December 31, 2008, in connection with an acquisition by MetLife, Inc., MetLife, Inc. contributed $9 million to the Company in the form of intangible assets and the associated deferred income tax liability, for which the Company receives the benefit. See Note 8.

     In December 2007, MetLife, Inc. contributed $7 million to the Company in connection with the Company's issuance of a surplus note to MetLife Capital Trust IV, an affiliate. See Note 11.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EXCESS PROCEEDS RECEIVED ON SALE OF INTERESTS IN AFFILIATES

     On November 1, 2007, the Company sold its interests in MetLife Mexico, S.A. and MetLife Pensiones, S.A., both affiliates, to MetLife International Holdings, Inc. ("MIHI"), also an affiliate, at their approximate aggregate fair value of $34 million. The Company's carrying value of the interests at the time of sale was $4 million. The excess cash consideration received from MIHI over the Company's carrying value resulted in an increase of $30 million in additional paid-in capital.

  STOCK-BASED COMPENSATION PLANS

  Overview

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of MetLife, Inc., as described herein. Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares of MetLife, Inc. common stock held in treasury by MetLife, Inc. or through the issuance of newly-issued shares of such stock. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards to employees and agents in the form of options to buy shares of MetLife, Inc.'s common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan and the 2005 Stock Plan are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of MetLife, Inc. common stock reserved for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of MetLife, Inc. common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 13,018,939 at December 31, 2009. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. At December 31, 2009, the aggregate number of shares of MetLife, Inc. common stock remaining available for issuance pursuant to the 2005 Stock Plan was 47,903,044.

     Of stock-based compensation, for the years ended December 31, 2009, 2008 and 2007, 88%, 89% and 88%, respectively, was allocated to the Company. No expense amounts related to awards under plans for MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses MetLife, Inc.'s practices for recognizing expense for awards under the Incentive Plans. References to compensation expense in this note refer to the Company's allocated portion thereof. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the period the award becomes payable or exercisable. Compensation expense of $61 million, $110 million and $129 million, and income tax benefits of $21 million, $38 million and $45 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2009, 2008 and 2007, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. are made in the first quarter of each year.

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of MetLife, Inc.'s common stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

     A summary of the activity related to Stock Options for the year ended December 31, 2009 is presented below. The aggregate intrinsic value was computed using the closing share price on December 31, 2009 of $35.35 and December 31, 2008 of $34.86, as applicable.

                                                                             WEIGHTED
                                                                             AVERAGE
                                                                            REMAINING      AGGREGATE
                                         SHARES UNDER   WEIGHTED AVERAGE   CONTRACTUAL     INTRINSIC
                                            OPTION       EXERCISE PRICE        TERM          VALUE
                                         ------------   ----------------   -----------   -------------
                                                                             (YEARS)     (IN MILLIONS)
Outstanding at January 1, 2009.........   26,093,092         $41.75            5.73           $--
                                          ==========         ======            ====           ===
Granted................................    5,450,662         $23.61
Exercised..............................     (254,576)        $30.23
Cancelled/Expired......................     (795,255)        $39.79
Forfeited..............................     (407,301)        $48.72
                                          ----------         ------
Outstanding at December 31, 2009.......   30,086,622         $38.52            5.51           $--
                                          ==========         ======            ====           ===
Aggregate number of stock options
  expected to vest at December 31,
  2009.................................   29,486,853         $38.60            5.44           $--
                                          ==========         ======            ====           ===
Exercisable at December 31, 2009.......   21,586,093         $38.96            4.29           $--
                                          ==========         ======            ====           ===



     The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of MetLife, Inc.'s common stock; risk-free rate of return; expected dividend yield on MetLife, Inc.'s common stock; exercise multiple; and the post-vesting termination rate.

     Expected volatility is based upon an analysis of historical prices of MetLife, Inc.'s common stock and call options on that common stock traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of its common stock. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

     The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:

                                                      YEARS ENDED DECEMBER 31,
                                             ------------------------------------------
                                                 2009           2008           2007
                                             ------------   ------------   ------------
Dividend yield.............................         3.15%          1.21%          0.94%
Risk-free rate of return...................   0.73%-6.67%    1.91%-7.21%    4.30%-5.32%
Expected volatility........................        44.39%         24.85%         19.54%
Exercise multiple..........................          1.76           1.73           1.66
Post-vesting termination rate..............         3.70%          3.05%          3.66%
Contractual term (years)...................            10             10             10
Expected life (years)......................             6              6              6
Weighted average exercise price of stock
  options granted..........................  $      23.61   $      59.48   $      62.86
Weighted average fair value of stock
  options granted..........................  $       8.37   $      17.51   $      17.76


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $48 million, $44 million and $49 million related to Stock Options was allocated to the Company for the years ended December 31, 2009, 2008 and 2007, respectively.

     At December 31, 2009, MetLife, Inc. had $40 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.67 years. The Company's allocated portion of Stock Option expense was 87%.

     Subsidiaries were allocated the tax benefit associated with the deduction allowed for Stock Option exercises. For the year ended December 31, 2009, there were no such tax benefit. The Company's consolidated results of operations include $12 million and $41 million of such tax benefits for the years ended December 31, 2008 and 2007, respectively.

  Performance Shares

     Beginning in 2005, MetLife, Inc. awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a performance factor of 0.0 to 2.0. The performance factor applied is based on measurements of MetLife, Inc.'s performance, including with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, each with reference to the applicable three-year

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Beginning with awards made in 2009, in order for Performance Shares to be payable, MetLife, Inc. must generate positive net income for either the third year of the performance period or for the performance period as a whole. Also beginning with awards made in 2009, if MetLife, Inc.'s Total Shareholder Return with reference to the applicable three-year performance period is zero percent or less, the performance factor will be multiplied by 75%. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will primarily be payable in shares of MetLife, Inc.'s common stock.

     The following is a summary of Performance Share activity for the year ended December 31, 2009:

                                                                        WEIGHTED AVERAGE
                                                          PERFORMANCE      GRANT DATE
                                                             SHARES        FAIR VALUE
                                                          -----------   ----------------
Outstanding at January 1,...............................   2,586,650         $55.63
Granted.................................................   1,944,298         $20.72
Forfeited...............................................    (224,538)        $25.75
Paid....................................................    (812,975)        $48.43
                                                           ---------
Outstanding at December 31,.............................   3,493,435         $38.43
                                                           =========
Performance Shares expected to vest at December 31,
  2009..................................................   3,452,028         $44.55
                                                           =========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. At December 31, 2009, the three year performance period for the 2007 Performance Share grants was completed. Included in the immediately preceding table are 801,750 outstanding Performance Shares to which the final performance factor will be applied. The calculation of the performance factor is expected to be finalized during the second quarter of 2010 after all data necessary to perform the calculation is publicly available.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc.'s common stock during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of MetLife, Inc.'s common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $10 million, $64 million and $79 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2009, 2008 and 2007, respectively.

     At December 31, 2009, MetLife, Inc. had $29 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average period of 1.52 years. The Company's allocated portion of Performance Share expense was 89%.

  Restricted Stock Units

     Beginning in 2005, MetLife, Inc. awarded certain members of management Restricted Stock Units under (and as defined in) the 2005 Stock Plan. Restricted Stock Unit awards will normally vest on the third or later anniversary

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of the date of the award (subject to certain contingencies) and each unit will be primarily payable entirely in shares of MetLife, Inc.'s common stock.

     During the year ended December 31, 2009, MetLife, Inc. granted 295,000 Restricted Stock Units for which the total fair value on the date of grant was $6 million. The number of Restricted Stock Units outstanding at December 31, 2009 was 393,362 with a weighted average fair value of $28.05 per unit.

     The following is a summary of Restricted Stock Unit activity for the year ended December 31, 2009:

                                                                           WEIGHTED AVERAGE
                                                        RESTRICTED STOCK      GRANT DATE
                                                              UNITS           FAIR VALUE
                                                        ----------------   ----------------
Outstanding at January 1,.............................       149,374            $51.46
Granted...............................................       295,000            $20.83
Forfeited.............................................       (31,850)           $57.57
Paid..................................................       (19,162)           $50.25
                                                             -------
Outstanding at December 31,...........................       393,362            $28.05
                                                             =======
Restricted Stock Units expected to vest at December
  31, 2009............................................       393,362            $28.05
                                                             =======



     Compensation expense related to Restricted Stock Units granted on or after January 1, 2006 and expected to vest is recognized ratably over a three year period or the period to retirement eligibility, if shorter. Compensation expense of $3 million, $2 million and $1 million related to Restricted Stock Units was allocated to the Company for the year ended December 31, 2009, 2008 and 2007 respectively.

     At December 31, 2009, MetLife, Inc. had $5 million of total unrecognized compensation costs related to Restricted Stock Units. It is expected that these costs will be recognized over a weighted average period of 1.83 years. The Company's allocated portion of Restricted Stock Units expense was 85%.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, MetLife, Inc. granted stock-based compensation awards to certain members of management under the Long-Term Performance Compensation Plan ("LTPCP"). The final LTPCP performance period concluded during 2007. The awards for the final LTPCP performance period, in the amount of 618,375 shares of MetLife, Inc.'s common stock and $16 million in cash were paid during 2007. No significant compensation expense related to LTPCP was recognized during the year ended December 31, 2007.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance (the "Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


domiciled in New York. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer, was $1,221 million, ($338) million and $2,123 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Department, was $12.6 billion and $11.6 billion at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the year ended December 31, 2009, Metropolitan Life Insurance Company did not pay a dividend to MetLife, Inc. During the year ended December 31, 2008, Metropolitan Life Insurance Company distributed shares of RGA stock to MetLife, Inc. as an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, Metropolitan Life Insurance Company paid to MetLife, Inc. $500 million in ordinary dividends. The maximum amount of dividends which Metropolitan Life Insurance Company may pay to MetLife, Inc. in 2010 without prior regulatory approval is $1,262 million.

     Under Massachusetts State Insurance Law, New England Life Insurance Company ("NELICO") is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to Metropolitan Life Insurance Company as long as such dividends, when aggregated with all other dividends in the preceding 12 months, do not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days of its filing. In addition, any dividend that exceeds statutory unassigned funds surplus as of the last filed annual statutory statement requires insurance regulatory approval. During the years ended December 31, 2009 and 2008, NELICO paid a dividend of $19 million and $94 million, respectively. During the year ended December 31, 2007, NELICO did not pay a dividend to Metropolitan Life Insurance Company. The maximum amount of

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dividends which NELICO may pay to Metropolitan Life Insurance Company in 2010 without prior regulatory approval is $84 million.

     For the years ended December 31, 2009, 2008 and 2007, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $148 million, $48 million and $60 million, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                           YEARS ENDED DECEMBER 31,
                                                          --------------------------
                                                            2009      2008      2007
                                                          -------   --------   -----
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year..................................................  $12,267   $(18,334)  $(507)
Income tax effect of holding gains (losses).............   (4,233)     6,273     221
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income........................................    1,021      1,214    (173)
  Amortization of premiums and accretion of discounts
     associated with investments........................     (459)      (504)   (493)
Income tax effect.......................................     (194)      (245)    293
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts................   (1,948)     3,592     532
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts..................      672     (1,231)   (235)
Unrealized investment loss on dividend of interests in
  subsidiary............................................       --         88      --
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary...................       --        (46)     --
                                                          -------   --------   -----
Net unrealized investment gains (losses), net of income
  tax...................................................    7,126     (9,193)   (362)
Foreign currency translation adjustment, net of income
  tax...................................................      (92)      (247)    195
Defined benefit plan adjustment, net of income tax......      (90)    (1,149)    525
                                                          -------   --------   -----
Other comprehensive income (loss).......................    6,944    (10,589)    358
Other comprehensive income (loss) attributable to
  noncontrolling interests..............................        5         --      --
Other comprehensive income (loss) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary...................       --        150       8
Foreign currency translation adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary...................       --        107     (56)
Defined benefit plan adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary...................       --         (4)     (1)
                                                          -------   --------   -----
Other comprehensive income (loss) attributable to
  Metropolitan Life Insurance Company, excluding
  cumulative effect of change in accounting principle...    6,949    (10,336)    309
Cumulative effect of change in accounting principle, net
  of income tax of $19 million, effective April 1, 2009
  (See Note 1)..........................................      (36)        --      --
                                                          -------   --------   -----
Other comprehensive income (loss) attributable to
  Metropolitan Life Insurance Company...................  $ 6,913   $(10,336)  $ 309
                                                          =======   ========   =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                            2009     2008     2007
                                                           ------   ------   ------
                                                                 (IN MILLIONS)
Compensation.............................................  $2,805   $2,555   $2,632
Commissions..............................................     758      901      827
Interest and debt issue costs............................     206      226      269
Affiliated interest costs on ceded reinsurance...........   1,236    1,072      164
Amortization of DAC and VOBA.............................     415    1,081      643
Capitalization of DAC....................................    (857)    (901)    (886)
Rent, net of sublease income.............................     348      363      282
Insurance tax............................................     337      289      297
Other....................................................     761      992      814
                                                           ------   ------   ------
Total other expenses.....................................  $6,009   $6,578   $5,042
                                                           ======   ======   ======



  Interest and Debt Issue Costs

     See Note 11 for interest expense on debt. Includes interest expense on tax audits of $40 million, $34 million and $79 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Amortization and Capitalization of DAC and VOBA

     See Note 6 for DAC and VOBA by segment and a rollforward of DAC and VOBA including impacts of amortization and capitalization. See also Note 10 for a description of the DAC amortization impact associated with the closed block.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 9, 11 and 19 for discussion of affiliated expenses included in the table above.

  Lease Impairments

     See Note 13 for description of lease impairments included within other expenses.

  Restructuring Charges

     In September 2008, MetLife, Inc. began an enterprise-wide cost reduction and revenue enhancement initiative which is expected to be fully implemented by December 31, 2010. This initiative is focused on reducing complexity, leveraging scale, increasing productivity, and improving the effectiveness of MetLife, Inc.'s and its subsidiaries' operations, as well as providing a foundation for future growth. Estimated restructuring costs may change as management continues to execute its restructuring plans. Restructuring charges associated with this

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


enterprise-wide initiative and allocated to the Company were included in other expenses within Corporate & Other and are as follows:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                   ------------
                                                                    2009   2008
                                                                   -----   ----
                                                                        (IN
                                                                     MILLIONS)
Balance, beginning of period.....................................  $  61   $ --
  Severance charges..............................................     70     67
  Change in severance charge estimates...........................     (8)    (6)
  Cash payments..................................................   (104)    --
                                                                   -----   ----
Balance, end of period...........................................  $  19    $61
                                                                   =====   ====
Restructuring charges incurred in current period.................  $  62    $61
                                                                   =====   ====
Total restructuring charges incurred since inception of program..  $ 123    $61
                                                                   =====   ====



     For the years ended December 31, 2009 and 2008, the change in severance charge estimates was $8 million and $6 million, respectively, due to lower anticipated costs for lower variable incentive compensation, COBRA benefits, employee outplacement services and for employees whose severance status changed.

     In 2009, the Company also recognized additional lease charges of $28 million and made cash payments of $2 million associated with the consolidation of office space.

     Management anticipates further restructuring charges including severance, lease and asset impairments will be incurred during the year ending December 31, 2010. However, such restructuring plans are not sufficiently developed to enable MetLife, Inc. to make an estimate of such restructuring charges at December 31, 2009.

17.  BUSINESS SEGMENT INFORMATION

     As described in Note 1, during 2009 the Company realigned its former institutional and individual businesses into three operating segments: Insurance Products, Retirement Products and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Insurance Products offers a broad range of protection products and services to individuals, corporations and other institutions, and is organized into three distinct businesses: Group Life, Individual Life and Non-Medical Health. Group Life insurance products and services include variable life, universal life and term life. Individual Life includes variable life, universal life, term life and whole life insurance products. Non-Medical Health includes short- and long-term disability, long-term care and dental insurance and other insurance products. Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value & investment products and other benefit funding products.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings. The operations of RGA are also reported in Corporate & Other as discontinued operations. See Note 18 for disclosures regarding discontinued operations, including real estate.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the Company's measure of segment performance reported below. Operating earnings is not determined in accordance with GAAP and should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. However, the Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of segment performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses), (ii) less amortization of unearned revenue related to net investment gains (losses), (iii) plus scheduled periodic settlement payments on derivative instruments that are hedges of investments but do not qualify for hedge accounting treatment, (iv) plus income from discontinued real estate operations and (v) plus, for operating joint ventures reported under the equity method of accounting, the aforementioned adjustments and those identified in the definition of operating expenses, net of income tax, if applicable to these joint ventures.

     Operating expenses is defined as GAAP expenses (i) less changes in experience-rated contractholder liabilities due to asset value fluctuations,
(ii) less costs related to business combinations (since January 1, 2009) and noncontrolling interests, (iii) less amortization of DAC and VOBA and changes in the policyholder dividend obligation related to net investment gains (losses) and (iv) plus scheduled periodic settlement payments on derivative instruments that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments as well as Corporate & Other for the years ended December 31, 2009, 2008 and 2007 and at December 31, 2009 and 2008. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS    PRODUCTS     FUNDING     & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ---------   ----------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................   $16,651      $  255       $1,712      $   11    $18,629     $    --        $18,629
Universal life and investment-
  type product policy fees....     1,486         441          145          --      2,072          (5)         2,067
Net investment income.........     4,968       1,768        3,704        (328)    10,112          78         10,190
Other revenues................       511          72          231         925      1,739          --          1,739
Net investment gains
  (losses)....................        --          --           --          --         --      (6,095)        (6,095)
                                 -------      ------       ------      ------    -------     -------        -------
  Total revenues..............    23,616       2,536        5,792         608     32,552      (6,022)        26,530
                                 -------      ------       ------      ------    -------     -------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims and policyholder
  dividends...................    18,447         370        3,431           7     22,255          19         22,274
Interest credited to
  policyholder account
  balances....................       513         753        1,367          --      2,633          36          2,669
Capitalization of DAC.........      (396)       (449)         (12)         --       (857)         --           (857)
Amortization of DAC and VOBA..       410         246           12           2        670        (255)           415
Interest expense..............         2          --            1         163        166          --            166
Other expenses................     3,145       1,363          450       1,320      6,278           7          6,285
                                 -------      ------       ------      ------    -------     -------        -------
  Total benefits and
     expenses.................    22,121       2,283        5,249       1,492     31,145        (193)        30,952
                                 -------      ------       ------      ------    -------     -------        -------
Provision for income tax
  expense (benefit)...........       498          76          172        (489)       257      (2,147)        (1,890)
                                 -------      ------       ------      ------    -------                    -------
OPERATING EARNINGS............   $   997      $  177       $  371      $ (395)     1,150
                                 =======      ======       ======      ======
Adjustments to:
  Total revenues..............................................................    (6,022)
  Total benefits and expenses.................................................       193
  Provision for income tax (expense) benefit..................................     2,147
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $(2,532)                   $(2,532)
                                                                                 =======                    =======




                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS    PRODUCTS     FUNDING     & OTHER      TOTAL
---------------------           ---------   ----------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................   $117,879     $64,713     $131,287    $29,078    $342,957
Separate account assets.......   $  7,749     $28,398     $ 44,230    $    --    $ 80,377
Separate account liabilities..   $  7,749     $28,398     $ 44,230    $    --    $ 80,377

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2008:    PRODUCTS    PRODUCTS     FUNDING     & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ---------   ----------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................   $15,937      $  229       $2,268      $   10    $18,444      $   --        $18,444
Universal life and investment-
  type product policy fees....     1,515         584          184          --      2,283           2          2,285
Net investment income.........     5,148       1,495        4,538        (119)    11,062          54         11,116
Other revenues................       510          56          350         966      1,882          --          1,882
Net investment gains
  (losses)....................        --          --           --          --         --       3,472          3,472
                                 -------      ------       ------      ------    -------      ------        -------
  Total revenues..............    23,110       2,364        7,340         857     33,671       3,528         37,199
                                 -------      ------       ------      ------    -------      ------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims and policyholder
  dividends...................    17,637         430        4,079          22     22,168         247         22,415
Interest credited to
  policyholder account
  balances....................       520         756        1,872           7      3,155          26          3,181
Capitalization of DAC.........      (484)       (396)         (13)         (8)      (901)         --           (901)
Amortization of DAC and VOBA..       513         390           16           9        928         153          1,081
Interest expense..............         1           2           --         189        192          --            192
Other expenses................     3,245       1,178          439       1,350      6,212          (6)         6,206
                                 -------      ------       ------      ------    -------      ------        -------
  Total benefits and
     expenses.................    21,432       2,360        6,393       1,569     31,754         420         32,174
                                 -------      ------       ------      ------    -------      ------        -------
Provision for income tax
  expense (benefit)...........       572         (17)         327        (336)       546       1,104          1,650
                                 -------      ------       ------      ------    -------                    -------
OPERATING EARNINGS............   $ 1,106      $   21       $  620      $ (376)     1,371
                                 =======      ======       ======      ======
Adjustments to:
  Total revenues..............................................................     3,528
  Total benefits and expenses.................................................      (420)
  Provision for income tax (expense) benefit..................................    (1,104)
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $ 3,375                    $ 3,375
                                                                                 =======                    =======




                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE
AT DECEMBER 31, 2008:            PRODUCTS    PRODUCTS     FUNDING     & OTHER      TOTAL
---------------------           ---------   ----------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................   $112,904     $53,049     $133,139    $35,127    $334,219
Separate account assets.......   $  7,430     $20,412     $ 44,417    $    --    $ 72,259
Separate account liabilities..   $  7,430     $20,412     $ 44,417    $    --    $ 72,259

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2007:    PRODUCTS    PRODUCTS     FUNDING     & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ---------   ----------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................   $15,005      $  185       $1,241      $   4     $16,435      $  --         $16,435
Universal life and investment-
  type product policy fees....     1,461         636          149         --       2,246         --           2,246
Net investment income.........     5,451       1,865        5,108        375      12,799       (223)         12,576
Other revenues................       487          55          322         70         934         --             934
Net investment gains
  (losses)....................        --          --           --         --          --       (287)           (287)
                                 -------      ------       ------      -----     -------      -----         -------
  Total revenues..............    22,404       2,741        6,820        449      32,414       (510)         31,904
                                 -------      ------       ------      -----     -------      -----         -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims and policyholder
  dividends...................    16,538         298        2,868         21      19,725        237          19,962
Interest credited to
  policyholder account
  balances....................       654         756        2,113         --       3,523         (8)          3,515
Capitalization of DAC.........      (542)       (316)         (16)       (12)       (886)        --            (886)
Amortization of DAC and VOBA..       501         228           15         14         758       (115)            643
Interest expense..............         2           4            6        178         190         --             190
Other expenses................     3,364       1,105          444        267       5,180        (85)          5,095
                                 -------      ------       ------      -----     -------      -----         -------
  Total benefits and
     expenses.................    20,517       2,075        5,430        468      28,490         29          28,519
                                 -------      ------       ------      -----     -------      -----         -------
Provision for income tax
  expense (benefit)...........       649         233          470       (114)      1,238       (156)          1,082
                                 -------      ------       ------      -----     -------                    -------
OPERATING EARNINGS............   $ 1,238      $  433       $  920      $  95       2,686
                                 =======      ======       ======      =====
Adjustments to:
  Total revenues..............................................................      (510)
  Total benefits and expenses.................................................       (29)
  Provision for income tax (expense) benefit..................................       156
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $ 2,303                    $ 2,303
                                                                                 =======                    =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2009, 2008 and 2007. Substantially all of the Company's revenues originated in the United States.

18.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Revenues:
  Investment income.........................................   $ 9       $13       $23
  Investment expense........................................    (2)       (4)       (7)
  Net investment gains (losses).............................     8         8         7
                                                               ---       ---       ---
     Total revenues.........................................    15        17        23
Provision for income tax....................................     5         6        10
                                                               ---       ---       ---
Income from discontinued operations, net of income tax......   $10       $11       $13
                                                               ===       ===       ===



     The carrying value of real estate related to discontinued operations was $44 million and $51 million at December 31, 2009 and 2008, respectively.

  OPERATIONS

  Reinsurance Group of America, Incorporated

     As more fully described in Note 2, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, RGA, in September 2008. In connection with this transaction, GALIC dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amounts related to the operations of RGA that have been reflected as discontinued operations in the consolidated statements of operations:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              -----------------
                                                                2008      2007
                                                              -------   -------
                                                                (IN MILLIONS)
REVENUES:
Premiums....................................................   $3,535    $4,910
Net investment income.......................................      597       908
Other revenues..............................................       69        77
Net investment gains (losses)...............................     (249)     (177)
                                                               ------    ------
       Total revenues.......................................    3,952     5,718
                                                               ------    ------
EXPENSES:
Policyholder benefits and claims............................    2,989     3,989
Interest credited to policyholder account balances..........      108       262
Other expenses..............................................      699     1,226
                                                               ------    ------
       Total expenses.......................................    3,796     5,477
                                                               ------    ------
Income before provision for income tax......................      156       241
Provision for income tax....................................       53        84
                                                               ------    ------
Income from discontinued operations, net of income tax,
  attributable to Metropolitan Life Insurance Company.......      103       157
Income from discontinued operations, net of income tax,
  attributable to noncontrolling interests..................       94       141
Loss in connection with the dividend of interests in
  subsidiary, net of income tax.............................     (398)       --
                                                               ------    ------
Income (loss) from discontinued operations, net of income
  tax.......................................................   $ (201)   $  298
                                                               ======    ======



     The operations of RGA included direct policies and reinsurance agreements with Metropolitan Life Insurance Company and some of its subsidiaries. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these transactions, including ceded amounts that reduced premiums and fees by $117 million and $185 million and ceded amounts that reduced policyholder benefits and claims by $90 million and $185 million for the years ended December 31, 2008 and 2007, respectively, that have not been eliminated as these transactions have continued after the RGA disposition.

19.  RELATED PARTY

     The Company entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, Inc., under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $2.3 billion, $2.2 billion and $2.0 billion, included in compensation in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has entered into agreements with affiliates for services necessary to conduct the Company's activities. Typical services provided under these agreements include distribution services and administrative functions. Expenses incurred by the Company related to these agreements, recorded in other expenses, were $662 million, $667 million and $574 million for the years ended December 31, 2009, 2008 and 2007, respectively. For the year ended December 31, 2009, the aforementioned expenses and fees incurred with affiliates were comprised of $18 million, recorded in commissions and $644 million recorded in other expenses. For the year ended December 31, 2008, the aforementioned expenses and fees incurred with affiliates were comprised of $47 million, recorded in commissions and $620 million recorded in other expenses. For the year ended December 31, 2007, the aforementioned expenses and fees incurred with affiliates were comprised of $52 million, recorded in commissions and $522 million recorded in other expenses.

     The Company has entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1,074 million, $815 million and $791 million for the years ended December 31, 2009, 2008 and 2007, respectively, and were reimbursed to the Company by these affiliates. Revenues received from affiliates related to these agreements and recorded in other revenues were $22 million for the year ended December 31, 2009 and $17 million for both years ended December 31, 2008 and 2007. Revenues received from affiliates related to these agreements and recorded in universal life and investment-type product policy fees were $55 million for the year ended December 31, 2009 and $16 million for both years ended December 31, 2008 and 2007.

     The Company had net payables to affiliates of $205 million and $229 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note
9. See Notes 3, 8 and 11 for discussion of additional related party transactions.

20.  SUBSEQUENT EVENTS

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

         (1) Statements of Assets and Liabilities as of December 31, 2009

         (2) Statements of Operations for the year ended December 31, 2009

         (3) Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008

         (4) Notes to the Financial Statements

     (b) The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries include:

              (1) Consolidated Balance Sheets as of December 31, 2009 and 2008

              (2) Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007

              (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2009, 2008 and 2007

              (4) Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007

              (5) Notes to the Consolidated Financial Statements

     (B) EXHIBITS

     (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.

     (3)(a)    -- Principal Underwriting Agreement with MetLife Investors
                  Distribution Company (18)

        (b)    -- Form of Metropolitan Life Insurance Company Sales
                  Agreement.(13)
        (b)(i) -- Form of Retail Sales Agreement (MLIDC Retail Sales
                  Agreement 7-1-05)(LTC). (13)
           (ii)-- Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement). (21)
        (c)    -- Participation Agreement--New England Zenith Fund. (3)
        (d)    -- Participation Agreement--American Funds Insurance Series. (2)
        (e)    -- Participation Agreement--Met Investors Series Trust. (4)
        (f)    -- Participation Agreement--Metropolitan Series Fund. (16)
     (4)       -- Form of Deferred Annuity Contract. (2)
        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02). (5)
        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (5)
        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (6)
        (d)    -- SIMPLE Individual Retirement Annuity Endorsement.
                  Form: ML-439.1 (9/02). (5)
        (e)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (5)
        (f) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03). (10)
        (g)    -- Guaranteed Withdrawal Benefit Rider. (9)
        (h)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (6)
        (i)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (6)
        (j)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (9)
        (k)    -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB (11/05)
                  E. (10)
        (l) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (10)
        (m) -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1 (11/05). (10)
        (n) -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced). (10)
        (o)    -- Lifetime Withdrawal Guarantee Benefit Rider. Form
                  MLI-690-1.24 (7/04). (12)
           (i) -- Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4 (11/05). (12)
        (p)    -- Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4 (4/08).
                  (17)
           (i) -- Lifetime Guaranteed Withdrawal Benefit - Contract Schedule (ML-ELGWB (4-08)). (14)
        (q) -- Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4 (4/08). (17)
           (i) -- Guaranteed Minimum Income Benefit - Contract Schedule (ML-EGMIB(4-08)). (14)
        (r)    -- Guaranteed Minimum Death Benefit (GMDB)Rider ML-640-1
                  (4/08). (17)
           (i) -- Guaranteed Minimum Death Benefit - Contract Schedule (ML-EDB(4-08)). (14)
     (5)       -- Application Form for the Deferred Annuity. (2)
     (5)(a)    -- Variable Annuity Application Preference Plus Select(R) PPS APP
                  (06/06)LWG (04/07) with Arizona Free Look and:
                  . Required Information PPS ADMIN (04/07) eF
                  . Statement of Client Information SOCI-VA (04/07) eF
                  . Compensation Disclosure Notice MPL 1651-000 COMPDISC-ADG
                    (08/06) eF
                  . Customer Privacy Notice ANN CPN(01/05) eF
                  . Opting Out of Information Sharing ANN OPT OUT (01/05)
                    eF. (15)
      (5)(b)   -- Variable Annuity Application Preference Plus Select(R)
                  Form PPS APP (04/08) GMDB (04/08). (19)
      (6)(a)   -- Amended and Restated Charter of Metropolitan Life.(4)
         (b)   -- Amended and Restated By-Laws of Metropolitan Life.(8)
     (7)       -- Not applicable.
     (8) (a)   -- Automatic Reinsurance Agreement between Metropolitian Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004. Agreement No. 17258. (14)
                  i.   Amendment No. 1 as of May 1, 2005.
                  ii.  Amendment No. 2 as of November 1, 2005
                  iii. Amendment No. 3 as of June 12, 2006
                  iv.  Amendment No. 4 as of February 26, 2007
                  v.   Amendment No. 5 as of June 30, 2007
                  vi.  Amendment No. 6 as of July 16, 2007
     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(2)
    (10)       -- Consent of Independent Registered Public Accounting Firm.(20)
    (11)       -- Not applicable.
    (12)       -- Not applicable.
    (13)(a)    -- Powers of Attorney.(20)
------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001.

3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003.


6. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.

7. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.

8. Filed with Amendment No. 16 to this Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008.

9. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.

10. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.

11. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.

12. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.


13. Filed with Post-Effective Amendment No. 30 to Registration Statement Number 002-90380/811-4001 on for Metropolitan Life Insurance Company on Form N-4 on October 22, 2003. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 18 to this Registration Statement on March 31, 2008.

15. Filed with Post Effective Amendment No. 15 to this Registration Statement on July 12, 2007.

16. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on September 10, 2007. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 17 to this Registration Statement on January 17, 2008.

18. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

19. Filed with Post-Effective Amendment No. 19 to this Registration Statement on April 17, 2008.


20. Filed herewith. Powers of Attorney for Sylvia Mathews Burwell, Eduardo Castro-Wright, Cherly W. Grise, C. Robert Henrikson, R. Glenn Hubbard, Jr., John M. Keane, Alfred F. Kelly, James M. Kilts, Catherine R. Kinney, Hugh
    B. Price, David Satcher, Kenton J. Sicchitano, William C. Steere, Lulu C. Wang, William J. Wheeler and Peter M. Carlson.


21. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS   POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------   -----------------------------------
C. Robert Henrikson                               Director, Chairman of the Board,
MetLife, Inc and Metropolitan Life Insurance      President and Chief Executive
Company                                           Officer
Chairman of the Board,
President and Chief Executive Officer
200 Park Avenue
New York, New York 10166

Sylvia Mathews Burwell                            Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1432 Elliott Avenue W
Seattle, WA 98102

Eduardo Castro-Wright                             Director
President and Chief Executive Officer
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AR 72716

Burton A. Dole, Jr.                               Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
15835 Pauma Valley Drive
Pauma Valley, CA 92061

Cheryl W. Grise                                   Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117

R. Glenn Hubbard                                  Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

John M. Keane                                     Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006

Alfred F. Kelly, Jr.                              Director
President
American Express Company
200 Vesey Street
New York, NY 10285

James M. Kilts                                    Director
Partner
Centerview Partners
Management, LLC
16 School Street
Rye, NY 10580

Catherine R. Kinney                               Director
Retired President and Co-Chief Operating
Officer NYSE
1158 5th Avenue
New York, NY 10029

Hugh B. Price                                     Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                     Director
Director of Satcher Health Leadership
Institute and Center of Excellence on
Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495

Kenton J. Sicchitano                              Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760

William C. Steere, Jr.                            Director
Retired Chairman of the Board and Chief
Executive Officer
Pfizer, Inc.
235 East 42nd Street, 22nd Floor
New York, NY 10017

Lulu C. Wang                                      Director
Chief Executive Officer
Tupelo Capital Management LLC
767 Third Avenue
New York, NY 10017

     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166

NAME                       POSITION WITH METLIFE
------------------------   ---------------------------------------------------------
C. Robert Henrikson        Chairman of the Board, President and Chief Executive
                           Officer

William J. Mullaney        President, U.S. Business

William J. Toppeta         President, International Business

Peter M. Carlson           Executive Vice President and Chief Accounting Officer

Kathleen A. Henkel         Executive Vice President, Human Resources

Steven A. Kandarian        Executive Vice President and Chief Investment Officer

James L. Lipscomb          Executive Vice President and General Counsel

Maria R. Morris            Executive Vice President, Technology and Operations

William J. Wheeler         Executive Vice President and Chief Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACTOWNERS.

        As of January 31, 2010 Non-Qualified: 89,274 Qualified: 210,662

ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

   Met Investors Series Trust
   Metropolitan Series Fund, Inc.
   Metropolitan Life Separate Account E

   Metropolitan Life Separate Account UL
   Metropolitan Tower Separate Account One
   Metropolitan Tower Separate Account Two

   MetLife Investors USA Separate Account A

   MetLife Investors USA Variable Life Account A

   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty- Eight
   General American Separate Account Twenty- Nine
   General American Separate Account Two
   Security Equity Separate Account 26
   Security Equity Separate Account 27
   MetLife of CT Separate Account Eleven for Variable Annuities
   MetLife of CT Separate Account QPN for Variable Annuities
   MetLife of CT Fund UL for Variable Life Insurance
   MetLife of CT Fund UL III for Variable Life Insurance
   Metropolitan Life Variable Annuity Separate Account I
   Metropolitan Life Variable Annuity Separate Account II
   Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   and Paragon Separate Account D.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
--------------------------   ---------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund
1095 Avenue of the Americas  Management & Marketing
New York, New York 10036

Paul A. LaPiana              Executive Vice President, National Sales
5 Park Plaza                 Manager-Life
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and
5 Park Plaza                 Secretary
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent
1 MetLife Plaza              Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers               Senior Vice President, National Sales Manager,
1 MetLife Plaza              Independent Planner and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
1095 Avenue of the Americas
New York, New York 10036

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company         $299,186,809          $0              $0             $0

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES




    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 16th day of April, 2010.



                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Regulation and
                                      Corporate Services


                              Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Regulation and
                                      Corporate Services

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




              Signature                          Title                    Date
              ---------                          -----                    ----

                 * Chairman, President and Chief Executive ______________________________________ Officer and Director
          C. Robert Henrikson

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
          Peter M. Carlson

                 *                     Director
______________________________________
          Sylvia Mathews Burwell

                 *                     Director
______________________________________
         Eduardo Castro-Wright

                                       Director
______________________________________
         Burton A. Dole, Jr.

                 *                     Director
_______________________________________
          Cheryl W. Grise

                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
          Alfred F. Kelly, Jr.

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Catherine R. Kinney

                 *                     Director
______________________________________
           Hugh B. Price

                 *                     Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       William C. Steere, Jr.

                 *                    Director
______________________________________
       Lulu C. Wang

*By:  /s/ Myra L. Saul, Esq.
      _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact

                                        April 16, 2010